UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8894


                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Thomas J. Meyer
                     Jackson National Asset Management,LLC
                                1 Corporate Way
                            Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: December 31

Date of Reporting period: June 30, 2003

Item 1. Report to Shareholders

[graphic omitted]

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ending June 30, 2003.

During the first quarter of 2003, the equity markets continued the trend seen in the prior three years of extreme volatility and poor returns. However, with the biggest uncertainty being removed with the end of the Iraq war, the equity markets posted excellent returns during the 2nd quarter and produced positive returns for the entire 1st half of the year.

Equity market indicators for the six-month period ending June 30, 2003, show the Dow Jones was up over 9%; the S&P 500 was up almost 12%; the EAFE Index (a proxy for International Stock Markets) was up almost 10%, and the NASDAQ was up almost 22%. To highlight the various subsets of the U.S. equity market, small cap stocks outpaced the large caps and growth stocks generally fared better than value stocks.

Fixed income market indicators for the six-month period ending June 30, 2003, show the Lehman Brothers Aggregate Bond Index was up almost 4% and the Merrill Lynch High Yield Index was up over 17%.

Typically, the stock markets begin to rise about six months in advance of an economic recovery. If the experts are correct and if history repeats itself, the U.S. economy should begin to see a moderate recovery near the end of the year. The Federal Reserve Board cut its federal funds rate to 1.0% - the lowest level in 45 years. Most experts are predicting that the Fed is done cutting interest rates and that they should begin to rise modestly. Through any market environment, we believe that our investors should maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategies. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.

Respectfully,

/s/ Andrew B. Hopping

Andrew B. Hopping
Chairman
JNL Series Trust
JNL Variable Funds LLC

AIM/JNL Large Cap Growth Fund

Common Stocks - 94.7%
Apparel - 1.9%
         Coach Inc. (b)                                                4       $        179
         NIKE Inc.                                                     2                128
                                                                                      ---------
                                                                                        307
Banks - 4.9%
         ABN Amro Holding NV                                           5                99
         Bank of America Corp.                                         2                166
         First Tennessee National Corp.                                4                167
         Popular Inc.                                                  3                100
         SouthTrust Corp.                                              3                87
         US Bancorp.                                                   4                105
         Wells Fargo & Co.                                             2                97
                                                                                      ---------
                                                                                        821
Beverages - 1.9%
         Anheuser-Busch Cos. Inc.                                      3                158
         PepsiCo Inc.                                                  4                165
                                                                                      ---------
                                                                                        323
Biotechnology - 3.5%
         Amgen Inc. (b)                                                6                385
         Genentech Inc. (b)                                            3                202
                                                                                      ---------
                                                                                        587
Commercial Services - 2.9%
         Apollo Group Inc. (b)                                         4                259
         H&R Block Inc.                                                3                126
         Moody's Corp.                                                 2                105
                                                                                      ---------
                                                                                        490
Computers - 5.7%
         Dell Computer Corp. (b)                                       12               387
         EMC Corp. (b)                                                 20               209
         International Business Machines Corp.                         1                92
         Lexmark International Inc. (b)                                2                168
         Network Appliance Inc. (b)                                    7                107
                                                                                      ---------
                                                                                        963
Cosmetics & Personal Care - 4.7%
         Avon Products Inc.                                            3                162
         Colgate-Palmolive Co.                                         3                197
         Estee Lauder Cos. Inc.                                        3                97
         Procter & Gamble Co.                                          4                334
                                                                                      ---------
                                                                                        790
Diversified Financial Services - 5.8%
         American Express Co.                                          3                130
         Capital One Financial Corp.                                   3                133
         Citigroup Inc.                                                3                137
         Fannie Mae                                                    2                115
         Lehman Brothers Holdings Inc.                                 3                173
         SLM Corp.                                                     8                293
                                                                                      ---------
                                                                                        981
Electronics - 0.5%
         Garmin Ltd. (b)                                               2                84

Entertainment - 1.1%
         International Game Technology (b)                             2                194

Healthcare - 14.6%
         Aetna Inc.                                                    2                108
         Alcon Inc.                                                    4                174
         Anthem Inc. (b)                                               2                162
         Becton Dickinson & Co.                                        6                249
         Boston Scientific Corp. (b)                                   4                214
         Guidant Corp.                                                 5                231
         Johnson & Johnson                                             9                458
         St. Jude Medical Inc. (b)                                     4                213
         Stryker Corp.                                                 1                97
         UnitedHealth Group Inc.                                       6                308
         Zimmer Holdings Inc. (b)                                      6                258
                                                                                      ---------
                                                                                        2,472
Household Products - 0.7%
         Fortune Brands Inc.                                           2                125

Insurance - 2.4%
         AFLAC Inc.                                                    4                126
         Principal Financial Group                                     3                104
         Progressive Corp.                                             2                175
                                                                                      ---------
                                                                                        405
Internet - 5.0%
         Amazon.Com Inc. (b)                                           5                164
         eBay Inc. (b)                                                 2                219
         InterActiveCorp (b)                                           4                150
         Symantec Corp. (b)                                            2                96
         Yahoo! Inc. (b)                                               7                214
                                                                                      ---------
                                                                                        843
Media - 0.6%
         Fox Entertainment Group Inc. (b)                              4                109

Office & Business Equipment - 0.8%
         Canon Inc.                                                    3                138

Pharmaceuticals - 7.3%
         Allergan Inc.                                                 3                231
         Express Scripts Inc. - Class A (b)                            2                150
         Mylan Laboratories Inc.                                       4                150
         Pfizer Inc.                                                   8                262
         Teva Pharmaceutical Industries Ltd. - ADR                     4                217
         Wyeth                                                         5                219
                                                                                      ---------
                                                                                        1,229
Retail - 5.8%
         Bed Bath & Beyond Inc. (b)                                    2                93
         Best Buy Co. Inc. (b)                                         5                215
         Dollar General Corp.                                          6                106
         Gap Inc.                                                      6                114
         Home Depot Inc.                                               4                136
         Staples Inc. (b)                                              6                104
         Wal-Mart Stores Inc.                                          2                97
         Yum! Brands Inc. (b)                                          4                109
                                                                                      ---------
                                                                                        974
Savings & Loans - 1.1%
         Washington Mutual Inc.                                        5                194

Semiconductors - 5.4%
         Altera Corp. (b)                                              10               162
         Analog Devices Inc. (b)                                       4                125
         Intel Corp.                                                   5                106
         Linear Technology Corp.                                       7                209
         Marvell Technology Group Ltd. (b)                             3                107
         QLogic Corp. (b)                                              2                102
         Xilinx Inc. (b)                                               4                99
                                                                                      ---------
                                                                                        910
Software - 11.5%
         Adobe Systems Inc.                                            4                113
         Computer Associates International Inc.                        4                99
         Electronic Arts Inc. (b)                                      2                170
         First Data Corp.                                              7                306
         Intuit Inc. (b)                                               2                102
         Microsoft Corp.                                               26               668
         Oracle Corp. (b)                                              24               287
         Veritas Software Corp. (b)                                    7                206
                                                                                      ---------
                                                                                        1,951
Telecommunications - 1.0%
         Amdocs Ltd. (b)                                               7                170

Telecommunications Equipment - 4.4%
         Cisco Systems Inc. (b)                                        27               453
         Juniper Networks Inc. (b)                                     8                94
         Nokia Oyj - ADR                                               6                100
         Nortel Networks Corp. (b)                                     37               99
                                                                                      ---------
                                                                                        746
Wireless Telecommunications - 1.2%
         Nextel Communications Inc. (b)                                11               206
                                                                                      ---------
         Total Common Stocks (cost $14,728)                                             16,012
                                                                                      ---------

Short Term Investments - 4.6%
Money Market Funds - 4.6%
         Dreyfus Cash Management Plus, 1.07% (a)                       781              781
                                                                                      ---------
         Total Short Term Investments (cost $781)                                       781
                                                                                      ---------

Total Investments - 99.3% (cost $15,509)                                                16,793

Other Assets and Liabilities, Net - 0.7%                                                118
                                                                                      ---------
Total Net Assets - 100%                                                             $   16,911
                                                                                      ---------
                                                                                      ---------
AIM/JNL Premier Equity II Fund

Common Stocks - 90.5%
Advertising - 1.5%
         Omnicom Group Inc.                                            3       $        244

Aerospace & Defense - 0.9%
         Lockheed Martin Corp.                                         3                130

Airlines - 1.1%
         Ryanair Holdings Plc - ADR (b)                                4                175

Apparel - 1.2%
         Coach Inc. (b)                                                4                194

Banks - 4.2%
         Bank of America Corp.                                         5                395
         Bank of New York Co. Inc.                                     7                207
         Wells Fargo & Co.                                             2                76
                                                                                      ---------
                                                                                        678
Beverages - 0.8%
         Anheuser-Busch Cos. Inc.                                      2                123

Biotechnology - 1.2%
         Amgen Inc. (b)                                                3                193

Building Materials - 0.1%
         American Standard Cos. Inc. (b)                               -                22

Commercial Services - 2.6%
         Accenture Ltd. (b)                                            6                116
         Cendant Corp. (b)                                             5                84
         Paychex Inc.                                                  2                50
         Robert Half International Inc. (b)                            7                123
         Weight Watchers International Inc. (b)                        1                55
                                                                                      ---------
                                                                                        428
Computers - 7.7%
         Affiliated Computer Services Inc. - Class A (b)               6                252
         BISYS Group Inc. (b)                                          6                107
         Dell Computer Corp. (b)                                       10               329
         Diebold Inc.                                                  2                95
         Hewlett-Packard Co.                                           9                187
         International Business Machines Corp.                         2                182
         NetScreen Technologies Inc. (b)                               4                92
                                                                                      ---------
                                                                                        1,244
Cosmetics & Personal Care - 1.9%
         Procter & Gamble Co.                                          3                303

Distribution & Wholesale - 1.6%
         CDW Corp. (b)                                                 6                252

Diversified Financial Services - 10.1%
         Citigroup Inc.                                                12               531
         Fannie Mae                                                    6                371
         Freddie Mac                                                   3                127
         Goldman Sachs Group Inc.                                      2                159
         Lehman Brothers Holdings Inc.                                 2                120
         Merrill Lynch & Co. Inc.                                      3                121
         Morgan Stanley                                                5                205
                                                                                      ---------
                                                                                        1,634
Electronics - 0.8%
         Celestica Inc. (b)                                            1                17
         Fisher Scientific International (b)                           3                119
                                                                                      ---------
                                                                                        136
Engineering & Construction - 1.9%
         Jacobs Engineering Group Inc. (b)                             7                312

Healthcare - 4.8%
         Anthem Inc. (b)                                               4                332
         HCA Inc.                                                      5                163
         St. Jude Medical Inc. (b)                                     1                81
         Steris Corp. (b)                                              4                83
         WellPoint Health Networks Inc. (b)                            2                126
                                                                                      ---------
                                                                                        785
Household Products - 0.4%
         Clorox Co.                                                    2                64

Insurance - 7.5%
         Allstate Corp.                                                3                88
         AMBAC Financial Group Inc.                                    2                99
         American International Group Inc.                             6                342
         Chubb Corp.                                                   1                72
         Everest Re Group Ltd.                                         2                161
         Travelers Property Casualty Corp.                             3                43
         Travelers Property Casualty Corp. - Class A                   3                44
         Willis Group Holdings Ltd.                                    12               360
                                                                                      ---------
                                                                                        1,209
Manufacturing - 4.5%
         Danaher Corp.                                                 4                279
         General Electric Co.                                          12               341
         SPX Corp. (b)                                                 1                48
         Tyco International Ltd.                                       4                66
                                                                                      ---------
                                                                                        734
Media - 3.7%
         Comcast Corp. - Special Class A (b)                           11               308
         Univision Communications Inc. (b)                             4                109
         Viacom Inc. - Class B (b)                                     4                184
                                                                                      ---------
                                                                                        601
Oil & Gas Producers - 3.5%
         ChevronTexaco Corp.                                           3                181
         ENSCO International Inc.                                      4                113
         Exxon Mobil Corp.                                             5                165
         GlobalSantaFe Corp.                                           5                114
                                                                                      ---------
                                                                                        573
Oil & Gas Services - 1.5%
         Baker Hughes Inc.                                             5                164
         BJ Services Co. (b)                                           2                86
                                                                                      ---------
                                                                                        250
Packaging & Containers - 1.0%
         Pactiv Corp. (b)                                              8                166

Pharmaceuticals - 5.8%
         Allergan Inc.                                                 3                208
         Eli Lilly & Co.                                               1                41
         Pfizer Inc.                                                   16               543
         Wyeth                                                         3                145
                                                                                      ---------
                                                                                        937
Retail - 9.1%
         Advance Auto Parts (b)                                        3                188
         Best Buy Co. Inc. (b)                                         4                163
         Brinker International Inc. (b)                                5                180
         Costco Wholesale Corp. (b)                                    3                110
         Home Depot Inc.                                               4                139
         Target Corp.                                                  3                95
         Wal-Mart de Mexico SA de CV - Series C                        108              292
         Williams-Sonoma Inc. (b)                                      4                105
         Yum! Brands Inc. (b)                                          7                198
                                                                                      ---------
                                                                                        1,470
Semiconductors - 4.5%
         Analog Devices Inc. (b)                                       6                195
         Intel Corp.                                                   7                139
         Microchip Technology Inc.                                     9                219
         Micron Technology Inc. (b)                                    9                101
         National Semiconductor Corp. (b)                              4                76
                                                                                      ---------
                                                                                        730
Software - 5.1%
         BEA Systems Inc. (b)                                          2                23
         First Data Corp.                                              3                124
         Microsoft Corp.                                               22               571
         SAP AG - ADR                                                  3                82
         Veritas Software Corp. (b)                                    1                26
                                                                                      ---------
                                                                                        826
Telecommunications - 1.5%
         SBC Communications Inc.                                       4                107
         Verizon Communications Inc.                                   3                134
                                                                                      ---------
                                                                                        241
                                                                                      ---------

         Total Common Stocks (cost $14,228)                                             14,654
                                                                                      ---------

Short Term Investments - 8.4%
Money Market Funds - 7.5%
         Dreyfus Cash Management Plus, 1.07% (a)                       816              816
         Dreyfus Government Cash Management, 0.98% (a)                 390              390
                                                                                      ---------
                                                                                        1,206
U.S. Treasury Bills - 0.9%
         U.S. Treasury Bill, 0.96%, 09/18/03 (l)                       150              150
                                                                                      ---------
         Total Short Term Investments (cost $1,356)                                     1,356
                                                                                      ---------

Total Investments - 98.9% (cost $15,584)                                                16,010
                                                                                      ---------
Other Assets and Liabilities, Net - 1.1%                                                181
                                                                                      ---------

Total Net Assets - 100%                                                        $        16,191
                                                                                      ---------
                                                                                      ---------

AIM/JNL Small Cap Growth Fund

Common Stocks - 88.7%
Advertising - 0.8%
         Getty Images Inc. (b)                                         4       $        149

Aerospace & Defense - 1.2%
         Alliant Techsystems Inc. (b)                                  1                57
         Engineered Support Systems Inc.                               2                77
         Titan Corp. (b)                                               5                55
         Veridian Corp. (b)                                            1                49
                                                                                      ---------
                                                                                        238
Airlines - 0.3%
         Frontier Airlines Inc. (b)                                    6                50

Apparel - 0.7%
         Gymboree Corp. (b)                                            4                74
         Quiksilver Inc. (b)                                           4                62
                                                                                      ---------
                                                                                        136

Banks - 2.4%
         East-West Bancorp. Inc.                                       2                69
         Investors Financial Services Corp.                            2                58
         Prosperity Bancshares Inc.                                    4                67
         Silicon Valley Bancshares (b)                                 2                50
         Southwest Bancorp. of Texas Inc. (b)                          2                75
         Sterling Bancshares Inc.                                      3                34
         UCBH Holdings Inc.                                            3                77
         Whitney Holding Corp.                                         1                37
                                                                                      ---------
                                                                                        467
Biotechnology - 2.8%
         Affymetrix Inc. (b)                                           4                69
         Charles River Laboratories International Inc. (b)             3                97
         Digene Corp. (b)                                              4                103
         Genencor International Inc. (b)                               3                56
         Integra LifeSciences Holdings Corp. (b)                       3                82
         Invitrogen Corp. (b)                                          2                88
         Martek Biosciences Corp. (b)                                  1                52
                                                                                      ---------
                                                                                        547
Building Materials - 0.4%
         Trex Co. Inc. (b)                                             2                75

Chemicals - 0.3%
         Spartech Corp.                                                2                51

Commercial Services - 7.2%
         Advisory Board Co. (b)                                        3                109
         Albany Molecular Research Inc. (b)                            4                54
         Alliance Data Systems Corp. (b)                               2                51
         Career Education Corp. (b)                                    1                62
         Corinthian Colleges Inc. (b)                                  2                92
         Corporate Executive Board Co. (b)                             4                142
         Education Management Corp. (b)                                2                101
         Euronet Worldwide Inc. (b)                                    7                79
         First Health Group Corp. (b)                                  3                88
         Forrester Research Inc. (b)                                   3                51
         FTI Consulting Inc. (b)                                       3                62
         Icon Plc - ADR (b)                                            3                86
         Iron Mountain Inc. (b)                                        3                98
         Kroll Inc. (b)                                                3                73
         NCO Group Inc. (b)                                            3                56
         Pharmaceutical Product Development Inc. (b)                   2                64
         Rent-A-Center Inc. (b)                                        1                54
         Steiner Leisure Ltd. (b)                                      3                45
         Sylvan Learning Systems Inc. (b)                              2                48
                                                                                      ---------
                                                                                        1,415
Computers - 4.9%
         Anteon International Corp. (b)                                2                54
         CACI International Inc. - Class A (b)                         2                79
         Cognizant Technology Solutions Corp. (b)                      3                78
         Cray Inc. (b)                                                 6                44
         Factset Research Systems Inc.                                 3                110
         Hutchinson Technology Inc. (b)                                1                46
         Kronos Inc. (b)                                               2                81
         Magma Design Automation Inc. (b)                              3                46
         McData Corp. (b)                                              8                110
         M-Systems Flash Disk Pioneers Ltd. (b)                        6                69
         Neoware Systems Inc. (b)                                      4                55
         NetScreen Technologies Inc. (b)                               4                92
         Sandisk Corp. (b)                                             3                109
                                                                                      ---------
                                                                                        973
Distribution & Wholesale - 0.9%
         Fastenal Co.                                                  2                54
         ScanSource Inc. (b)                                           3                73
         Tech Data Corp. (b)                                           2                53
                                                                                      ---------
                                                                                        180
Diversified Financial Services - 1.2%
         Affiliated Managers Group Inc. (b)                            1                85
         Doral Financial Corp.                                         2                80
         Jefferies Group Inc.                                          1                70
                                                                                      ---------
                                                                                        235
Electrical Components & Equipment - 0.9%
         Power-One Inc. (b)                                            6                45
         Wilson Greatbatch Technologies Inc. (b)                       4                141
                                                                                      ---------
                                                                                        186
Electronics - 5.4%
         Cymer Inc. (b)                                                3                94
         Daktronics Inc. (b)                                           4                58
         FEI Co. (b)                                                   4                82
         Fisher Scientific International (b)                           2                63
         Flir Systems Inc. (b)                                         4                115
         Ii-Vi Inc. (b)                                                3                72
         Imax Corp. (b)                                                6                58
         Keithley Instruments Inc.                                     4                62
         Kemet Corp. (b)                                               4                39
         Photon Dynamics Inc. (b)                                      4                111
         Tektronix Inc. (b)                                            4                84
         Trimble Navigation Ltd. (b)                                   4                99
         Varian Inc. (b)                                               4                139
                                                                                      ---------
                                                                                        1,076
Entertainment - 1.8%
         Alliance Gaming Corp. (b)                                     5                95
         Macrovision Corp. (b)                                         5                92
         Penn National Gaming Inc. (b)                                 4                74
         Shuffle Master Inc. (b)                                       4                103
                                                                                      ---------
                                                                                        364
Environmental Control - 1.4%
         Stericycle Inc. (b)                                           3                119
         Tetra Tech Inc. (b)                                           4                62
         Waste Connections Inc. (b)                                    3                95
                                                                                      ---------
                                                                                        276
Food - 2.0%
         Horizon Organic Holding Corp. (b)                             3                72
         Performance Food Group Co. (b)                                3                118
         United Natural Foods Inc. (b)                                 5                132
         Whole Foods Market Inc. (b)                                   1                67
                                                                                      ---------
                                                                                        389
Healthcare - 7.9%
         Advanced Neuromodulation Systems Inc. (b)                     1                67
         American Medical Systems Holdings Inc. (b)                    2                39
         Biosite Inc. (b)                                              1                58
         Bruker AXS Inc. (b)                                           7                23
         Bruker Daltonics Inc. (b)                                     4                23
         Covance Inc. (b)                                              3                52
         CTI Molecular Imaging Inc. (b)                                3                61
         Cytyc Corp. (b)                                               8                80
         DaVita Inc. (b)                                               2                62
         Diagnostic Products Corp.                                     2                74
         Gen-Probe Inc. (b)                                            2                74
         ICU Medical Inc. (b)                                          2                75
         LifePoint Hospitals Inc. (b)                                  4                88
         Mid Atlantic Medical Services Inc. (b)                        2                78
         Odyssey HealthCare Inc. (b)                                   3                109
         Pediatrix Medical Group Inc. (b)                              2                53
         ResMed Inc. (b)                                               3                98
         Steris Corp. (b)                                              3                74
         Techne Corp. (b)                                              3                88
         Triad Hospitals Inc. (b)                                      3                77
         VISX Inc. (b)                                                 4                68
         Wright Medical Group Inc. (b)                                 3                59
         Zoll Medical Corp. (b)                                        2                76
                                                                                      ---------
                                                                                        1,556
Home Builders - 0.6%
         DR Horton Inc.                                                2                65
         Toll Brothers Inc. (b)                                        2                45
                                                                                      ---------
                                                                                        110
Home Furnishings - 0.9%
         Harman International Industries Inc.                          1                72
         Tivo Inc. (b)                                                 9                114
                                                                                      ---------
                                                                                        186
Household Products - 0.3%
         Fossil Inc. (b)                                               3                62

Insurance - 1.1%
         Fidelity National Financial Inc.                              2                58
         HCC Insurance Holdings Inc.                                   3                92
         Hilb Rogal & Hamilton Co.                                     2                64
                                                                                      ---------
                                                                                        214
Internet - 3.4%
         Avocent Corp. (b)                                             4                108
         Digital Insight Corp. (b)                                     3                61
         DoubleClick Inc. (b)                                          8                71
         eResearch Technology Inc. (b)                                 3                58
         eSPEED Inc. (b)                                               4                77
         Macromedia Inc. (b)                                           8                158
         Network Associates Inc. (b)                                   4                50
         SonicWALL Inc. (b)                                            6                29
         Websense Inc. (b)                                             4                61
                                                                                      ---------
                                                                                        673
Iron & Steel - 0.2%
         Gibraltar Steel Corp.                                         2                49

Lodging - 1.1%
         Kerzner International Ltd. (b)                                2                74
         Mandalay Resort Group                                         2                64
         Station Casinos Inc. (b)                                      4                88
                                                                                      ---------
                                                                                        226
Machinery - 0.3%
         AGCO Corp. (b)                                                3                50

Manufacturing - 0.7%
         Applied Films Corp. (b)                                       6                145

Media - 1.6%
         COX Radio Inc. (b)                                            2                51
         Entercom Communications Corp. (b)                             1                44
         Entravision Communications Corp. (b)                          7                81
         Radio One Inc. (b)                                            4                64
         Radio One Inc. - Class D (b)                                  4                74
                                                                                      ---------
                                                                                        314
Oil & Gas Producers - 3.5%
         Chesapeake Energy Corp.                                       10               101
         Evergreen Resources Inc. (b)                                  1                49
         Forest Oil Corp. (b)                                          2                58
         Grey Wolf Inc. (b)                                            15               59
         Newfield Exploration Co. (b)                                  2                86
         Patterson-UTI Energy Inc. (b)                                 3                110
         Pride International Inc. (b)                                  5                96
         Quicksilver Resources Inc. (b)                                2                43
         Spinnaker Exploration Co. (b)                                 4                94
                                                                                      ---------
                                                                                        696
Oil & Gas Services - 3.4%
         CAL Dive International Inc. (b)                               7                142
         FMC Technologies Inc. (b)                                     4                78
         Key Energy Services Inc. (b)                                  9                100
         National-Oilwell Inc. (b)                                     3                59
         Superior Energy Services Inc. (b)                             5                47
         Tetra Technologies Inc. (b)                                   2                71
         Universal Compression Holdings Inc. (b)                       3                65
         Varco International Inc. (b)                                  3                61
         W-H Energy Services Inc. (b)                                  3                48
                                                                                      ---------
                                                                                        671
Pharmaceuticals - 3.9%
         aaiPharma Inc. (b)                                            6                122
         Accredo Health Inc. (b)                                       4                94
         American Pharmaceutical Partners Inc. (b)                     2                71
         Barr Laboratories Inc. (b)                                    1                75
         Cephalon Inc. (b)                                             1                41
         Connetics Corp. (b)                                           4                66
         Medicis Pharmaceutical Corp. - Class A                        2                125
         Priority Healthcare Corp. (b)                                 2                41
         Taro Pharmaceuticals Industries Ltd. (b)                      2                132
                                                                                      ---------
                                                                                        767
Retail - 10.3%
         99 Cents Only Stores (b)                                      4                134
         Carmax Inc. (b)                                               4                130
         Chico's FAS Inc. (b)                                          6                122
         Christopher & Banks Corp. (b)                                 2                85
         Claire's Stores Inc.                                          2                58
         Fred's Inc.                                                   3                108
         GameStop Corp. (b)                                            5                65
         Hollywood Entertainment Corp. (b)                             3                53
         HOT Topic Inc. (b)                                            4                116
         Insight Enterprises Inc. (b)                                  5                53
         J. Jill Group Inc. (b)                                        4                66
         Krispy Kreme Doughnuts Inc. (b)                               2                78
         MSC Industrial Direct Co. Inc. (b)                            4                77
         Pacific Sunwear of California (b)                             5                118
         Panera Bread Co. - Class A (b)                                3                108
         PF Chang's China Bistro Inc. (b)                              3                157
         Rare Hospitality International Inc. (b)                       3                111
         Select Comfort Corp. (b)                                      3                49
         Sonic Corp. (b)                                               4                93
         Too Inc. (b)                                                  3                65
         Tractor Supply Co. (b)                                        2                91
         Urban Outfitters Inc. (b)                                     3                101
                                                                                      ---------
                                                                                        2,037
Semiconductors - 7.0%
         Actel Corp. (b)                                               5                95
         ChipPAC Inc. (b)                                              17               128
         Credence Systems Corp. (b)                                    4                32
         Cree Inc. (b)                                                 5                86
         Exar Corp. (b)                                                4                57
         Genesis Microchip Inc. (b)                                    4                53
         Integrated Circuit Systems Inc. (b)                           5                148
         Intersil Corp. (b)                                            3                78
         Mykrolis Corp. (b)                                            9                95
         Nvidia Corp. (b)                                              4                83
         O2Micro International Ltd. (b)                                6                97
         Omnivision Technologies Inc. (b)                              3                90
         Pixelworks Inc. (b)                                           5                27
         Semtech Corp. (b)                                             5                71
         Skyworks Solutions Inc. (b)                                   7                49
         Varian Semiconductor Equipment Associates Inc. (b)            4                104
         Zoran Corp. (b)                                               5                89
                                                                                      ---------
                                                                                        1,382
Software - 5.3%
         Autodesk Inc.                                                 4                62
         Borland Software Corp. (b)                                    5                44
         Business Objects SA - ADR (b)                                 4                79
         Cognos Inc. (b)                                               3                84
         Documentum Inc. (b)                                           7                130
         EPIQ Systems Inc. (b)                                         2                36
         Micromuse Inc. (b)                                            9                73
         National Instruments Corp. (b)                                3                125
         Pinnacle Systems Inc. (b)                                     7                78
         Pixar Inc. (b)                                                2                110
         Red Hat Inc. (b)                                              13               95
         Take-Two Interactive Software Inc. (b)                        3                88
         THQ Inc. (b)                                                  3                52
                                                                                      ---------
                                                                                        1,056
Telecommunications Equipment - 1.5%
         Aeroflex Inc. (b)                                             8                61
         Anaren Inc. (b)                                               4                34
         SafeNet Inc. (b)                                              3                95
         UTStarcom Inc. (b)                                            3                100
                                                                                      ---------
                                                                                        290
Toys & Hobbies - 0.7%
         Leapfrog Enterprises Inc. (b)                                 3                83
         Marvel Enterprises Inc. (b)                                   3                55
                                                                                      ---------
                                                                                        138
Transportation - 0.4%
         Gulfmark Offshore Inc. (b)                                    5                81
                                                                                      ---------
         Total Common Stocks (cost $15,566)                                             17,510
                                                                                      ---------

Short Term Investments - 14.7%
Money Market Funds - 10.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       992              992
         Dreyfus Government Cash Management, 0.98% (a)                 991              991
                                                                                      ---------
                                                                                        1,983
Repurchase Agreement - 4.2%
         Repurchase Agreement with Mellon Trust, 0.41%,
         (Collateralized by $877, Federal Home Loan Mortgage
         Corporation, 5.15%, due 01/15/32, market value $899)
         acquired on 06/30/03, due 07/01/03 at $824                    $824             824
U.S. Treasury Bills - 0.5%
         U.S. Treasury Bill, 0.96%, 09/18/03 (l)                       100              100
                                                                                      ---------
         Total Short Term Investments (cost $2,907)                                     2,907
                                                                                      ---------

Total Investments - 103.4% (cost $18,473)                                               20,417
                                                                                      ---------
Other Assets and Liabilities, Net -  (3.4%)                                             (669)
                                                                                      ---------
Total Net Assets - 100%                                                        $        19,748
                                                                                      ---------
                                                                                      ---------

Alger/JNL Growth Fund

Common Stocks - 99.2%
Banks - 2.0%
         Mellon Financial Corp.                                        147     $        4,068
Biotechnology - 5.3%
         Amgen Inc. (b)                                                64               4,281
         Genentech Inc. (b)                                            50               3,613
         Genzyme Corp. (b)                                             42               1,764
         IDEC Pharmaceuticals Corp. (b)                                26               894
                                                                                      ---------
                                                                                        10,552
Commercial Services - 1.0%
         Concord EFS Inc. (b)                                          133              1,958
Computers - 5.6%
         Dell Computer Corp. (b)                                       150              4,784
         EMC Corp. (b)                                                 193              2,015
         Sun Microsystems Inc. (b)                                     326              1,498
         Synopsys Inc. (b)                                             50               3,065
                                                                                      ---------
                                                                                        11,362
Diversified Financial Services - 4.5%
         Affiliated Managers Group Inc. (b)                            36               2,197
         Citigroup Inc.                                                119              5,111
         Countrywide Financial Corp.                                   27               1,851
                                                                                      ---------
                                                                                        9,159
Healthcare - 10.9%
         Aetna Inc.                                                    67               4,003
         Alcon Inc.                                                    48               2,210
         Boston Scientific Corp. (b)                                   92               5,621
         Johnson & Johnson                                             112              5,782
         UnitedHealth Group Inc.                                       71               3,553
         Zimmer Holdings Inc. (b)                                      18               793
                                                                                      ---------
                                                                                        21,962
Insurance - 3.4%
         American International Group Inc.                             72               3,962
         Travelers Property Casualty Corp. - Class A                   186              2,953
                                                                                      ---------
                                                                                        6,915
Internet - 7.2%
         Amazon.Com Inc. (b)                                           58               2,109
         eBay Inc. (b)                                                 49               5,079
         InterActiveCorp (b)                                           58               2,295
         NetFlix Inc. (b)                                              107              2,731
         Yahoo! Inc. (b)                                               72               2,345
                                                                                      ---------
                                                                                        14,559
Manufacturing - 5.1%
         General Electric Co.                                          171              4,890
         Tyco International Ltd.                                       288              5,459
                                                                                      ---------
                                                                                        10,349
Media - 5.2%
         Hughes Electronics Corp. (b)                                  235              3,013
         Viacom Inc. - Class B (b)                                     101              4,427
         Walt Disney Co.                                               154              3,045
                                                                                      ---------
                                                                                        10,485
Oil & Gas Producers - 2.4%
         Devon Energy Corp.                                            90               4,812

Oil & Gas Services - 0.7%
         BJ Services Co. (b)                                           37               1,380

Pharmaceuticals - 13.9%
         Abbott Laboratories                                           122              5,360
         AstraZeneca Plc - ADR                                         35               1,423
         Barr Laboratories Inc. (b)                                    25               1,634
         Bristol-Myers Squibb Co.                                      184              4,992
         Gilead Sciences Inc. (b)                                      26               1,445
         Merck & Co. Inc.                                              67               4,060
         Pfizer Inc.                                                   122              4,179
         Teva Pharmaceutical Industries Ltd. - ADR                     19               1,082
         Wyeth                                                         87               3,977
                                                                                      ---------
                                                                                        28,152
Retail - 8.9%
         Best Buy Co. Inc. (b)                                         96               4,208
         Gap Inc.                                                      266              4,993
         Home Depot Inc.                                               122              4,044
         Wal-Mart Stores Inc.                                          89               4,801
                                                                                      ---------
                                                                                        18,046
Semiconductors - 5.8%
         Altera Corp. (b)                                              64               1,054
         Analog Devices Inc. (b)                                       31               1,084
         Intel Corp.                                                   248              5,161
         KLA-Tencor Corp. (b)                                          22               1,023
         Linear Technology Corp.                                       28               894
         Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)         253              2,550
                                                                                      ---------
                                                                                        11,766
Software - 7.7%
         Microsoft Corp.                                               318              8,132
         Oracle Corp. (b)                                              276              3,322
         PeopleSoft Inc. (b)                                           62               1,091
         Veritas Software Corp. (b)                                    108              3,085
                                                                                      ---------
                                                                                        15,630
Telecommunications Equipment - 6.1%
         Cisco Systems Inc. (b)                                        366              6,100
         Lucent Technologies Inc. (b)                                  1,103            2,239
         Nokia Oyj - ADR                                               237              3,901
                                                                                      ---------
                                                                                        12,240
Transportation - 1.5%
         FedEx Corp.                                                   17               1,045
         United Parcel Service Inc.                                    32               2,035
                                                                                      ---------
                                                                                        3,080
Wireless Telecommunications - 2.0%
         Vodafone Group Plc - ADR                                      201              3,943
                                                                                      ---------
         Total Common Stocks (cost $176,295)                                            200,418
                                                                                      ---------

Short Term Investments - 0.8%
Money Market Funds - 0.8%
         Dreyfus Cash Management Plus, 1.07% (a)                       1,695            1,695
                                                                                       ---------
         Total Short Term Investments (cost $1,695)                                     1,695
                                                                                      ---------

Total Investments - 100.0% (cost $177,990)                                              202,113
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                40
                                                                                      ---------
Total Net Assets - 100%                                                        $        202,153
                                                                                      ---------
                                                                                      ---------


Alliance Capital/JNL Growth Fund

Common Stocks - 97.9%
Aerospace & Defense - 1.0%
         Lockheed Martin Corp.                                         23      $        1,085

Beverages - 1.2%
         Anheuser-Busch Cos. Inc.                                      24               1,246

Biotechnology - 3.5%
         Amgen Inc. (b)                                                54               3,601

Computers - 2.6%
         Dell Computer Corp. (b)                                       84               2,669

Cosmetics & Personal Care - 4.6%
         Avon Products Inc.                                            28               1,754
         Colgate-Palmolive Co.                                         26               1,512
         Procter & Gamble Co.                                          16               1,445
                                                                                      ---------
                                                                                        4,711
Diversified Financial Services - 14.8%
         Charles Schwab Corp.                                          31               310
         Citigroup Inc.                                                117              5,025
         Fannie Mae                                                    30               2,003
         JPMorgan Chase & Co.                                          38               1,285
         Lehman Brothers Holdings Inc.                                 15               991
         MBNA Corp.                                                    201              4,187
         Merrill Lynch & Co. Inc.                                      22               1,036
         Morgan Stanley                                                11               487
                                                                                      ---------
                                                                                        15,324
Food - 0.1%
         Wm. Wrigley Jr. Co.                                           2                90

Healthcare - 10.8%
         Boston Scientific Corp. (b)                                   14               862
         Health Management Associates Inc.                             12               214
         Johnson & Johnson                                             67               3,485
         Medtronic Inc.                                                72               3,449
         St. Jude Medical Inc. (b)                                     4                207
         UnitedHealth Group Inc.                                       59               2,954
                                                                                      ---------
                                                                                        11,171
Insurance - 7.2%
         ACE Ltd.                                                      48               1,629
         American International Group Inc.                             82               4,508
         Progressive Corp.                                             18               1,345
                                                                                      ---------
                                                                                        7,482
Internet - 0.8%
         eBay Inc. (b)                                                 2                208
         Symantec Corp. (b)                                            13               575
                                                                                      ---------
                                                                                        783
Leisure Time - 0.4%
         Harley-Davidson Inc.                                          12               462

Manufacturing - 3.5%
         General Electric Co.                                          127              3,634

Media - 8.6%
         Clear Channel Communications Inc. (b)                         25               1,038
         Comcast Corp. - Special Class A (b)                           98               2,817
         E.W. Scripps Co.                                              9                772
         Viacom Inc. - Class B (b)                                     98               4,261
                                                                                      ---------
                                                                                        8,888
Pharmaceuticals - 7.1%
         Cardinal Health Inc.                                          12               759
         Pfizer Inc.                                                   179              6,108
         Wyeth                                                         11               496
                                                                                      ---------
                                                                                        7,363
Retail - 11.0%
         Home Depot Inc.                                               24               798
         Kohl's Corp. (b)                                              70               3,571
         Lowe's Cos. Inc.                                              20               838
         Target Corp.                                                  14               515
         Walgreen Co.                                                  47               1,424
         Wal-Mart Stores Inc.                                          79               4,223
                                                                                      ---------
                                                                                        11,369
Semiconductors - 5.6%
         Applied Materials Inc. (b)                                    50               785
         Intel Corp.                                                   157              3,271
         Maxim Integrated Products Inc.                                29               1,002
         Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)         43               434
         Texas Instruments Inc.                                        19               333
                                                                                      ---------
                                                                                        5,825
Software - 8.8%
         First Data Corp.                                              46               1,898
         Microsoft Corp.                                               209              5,352
         Oracle Corp. (b)                                              40               480
         Veritas Software Corp. (b)                                    47               1,356
                                                                                      ---------
                                                                                        9,086
Telecommunications Equipment - 5.6%
         Cisco Systems Inc. (b)                                        156              2,600
         Nokia Oyj - ADR                                               197              3,232
                                                                                      ---------
                                                                                        5,832
Wireless Telecommunications - 0.7%
         Vodafone Group Plc - ADR                                      36               708
                                                                                      ---------
         Total Common Stocks (cost $108,441)                                            101,329
                                                                                      ---------

Short Term Investments - 3.3%
Money Market Funds - 3.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       3,409            3,409
                                                                                      ---------
         Total Short Term Investments (cost $3,409)                                     3,409
                                                                                      ---------

Total Investments - 101.2% (cost $111,850)                                              104,738
                                                                                      ---------
Other Assets and Liabilities, Net -  (1.2%)                                             (1,284)
                                                                                      ---------
Total Net Assets - 100%                                                        $        103,454
                                                                                      ---------
                                                                                      ---------

Eagle/JNL Core Equity Fund

Common Stocks - 92.8%
Advertising - 0.8%
         Omnicom Group Inc.                                            19      $        1,362

Aerospace & Defense - 2.9%
         Boeing Co.                                                    12               419
         Lockheed Martin Corp.                                         69               3,266
         Raytheon Co.                                                  28               906
         United Technologies Corp.                                     10               722
                                                                                      ---------
                                                                                        5,313
Airlines - 0.9%
         Southwest Airlines Co.                                        96               1,658

Auto Manufacturers - 1.0%
         Honda Motor Co. Ltd. - ADR                                    98               1,871

Banks - 4.7%
         Bank of America Corp.                                         37               2,936
         Bank of New York Co. Inc.                                     10               288
         US Bancorp.                                                   96               2,359
         Wells Fargo & Co.                                             61               3,062
                                                                                      ---------
                                                                                        8,645
Beverages - 2.6%
         Anheuser-Busch Cos. Inc.                                      32               1,628
         Coca-Cola Co.                                                 19               873
         PepsiCo Inc.                                                  50               2,203
                                                                                      ---------
                                                                                        4,704
Biotechnology - 0.9%
         Amgen Inc. (b)                                                14               960
         Genentech Inc. (b)                                            4                292
         Genzyme Corp. (b)                                             8                322
                                                                                      ---------
                                                                                        1,574
Chemicals - 3.2%
         Dow Chemical Co.                                              22               681
         E.I. Du Pont de Nemours and Co.                               36               1,501
         Praxair Inc.                                                  32               1,935
         Rohm & Haas Co.                                               57               1,763
                                                                                      ---------
                                                                                        5,880
Commercial Services - 0.8%
         Cendant Corp. (b)                                             81               1,483

Computers - 4.1%
         Computer Sciences Corp. (b)                                   19               707
         Dell Computer Corp. (b)                                       85               2,707
         International Business Machines Corp.                         50               4,133
                                                                                      ---------
                                                                                        7,547
Cosmetics & Personal Care - 2.2%
         Colgate-Palmolive Co.                                         25               1,432
         Gillette Co.                                                  23               717
         Procter & Gamble Co.                                          22               1,966
                                                                                      ---------
                                                                                        4,115
Diversified Financial Services - 9.7%
         American Express Co.                                          20               837
         Citigroup Inc.                                                175              7,495
         Fannie Mae                                                    15               1,032
         Freddie Mac                                                   9                434
         Goldman Sachs Group Inc.                                      12               984
         JPMorgan Chase & Co.                                          94               3,221
         Lehman Brothers Holdings Inc.                                 57               3,769
                                                                                      ---------
                                                                                        17,772
Electric - 0.2%
         NiSource Inc.                                                 20               380

Electronics - 0.6%
         Parker Hannifin Corp.                                         24               1,016

Food - 3.0%
         Dean Foods Co. (b)                                            41               1,286
         General Mills Inc.                                            12               569
         Kraft Foods Inc.                                              18               586
         Smithfield Foods Inc. (b)                                     82               1,882
         Sysco Corp.                                                   37               1,117
                                                                                      ---------
                                                                                        5,440
Forest Products & Paper - 1.0%
         International Paper Co.                                       53               1,901

Gas - 0.5%
         UGI Corp.                                                     27               856

Healthcare - 3.7%
         Baxter International Inc.                                     48               1,235
         HCA Inc.                                                      45               1,450
         Johnson & Johnson                                             55               2,831
         Medtronic Inc.                                                17               794
         UnitedHealth Group Inc.                                       10               513
                                                                                      ---------
                                                                                        6,823
Household Products - 0.3%
         Newell Rubbermaid Inc.                                        19               532

Insurance - 4.6%
         Hartford Financial Services Group Inc.                        58               2,905
         Marsh & McLennan Cos. Inc.                                    17               860
         MetLife Inc.                                                  42               1,187
         St. Paul Cos. Inc.                                            10               347
         Travelers Property Casualty Corp.                             6                92
         Travelers Property Casualty Corp. - Class A                   157              2,492
         UnumProvident Corp.                                           42               557
                                                                                      ---------
                                                                                        8,440
Internet - 0.2%
         eBay Inc. (b)                                                 4                432

Leisure Time - 0.6%
         Carnival Corp.                                                31               1,014

Lodging - 0.5%
         Harrah's Entertainment Inc. (b)                               22               875

Machinery - 0.4%
         Deere & Co.                                                   18               823

Manufacturing - 4.7%
         3M Co.                                                        11               1,457
         Cooper Industries Ltd. - Class A                              53               2,181
         General Electric Co.                                          134              3,837
         Harsco Corp.                                                  22               793
         Tyco International Ltd.                                       18               338
                                                                                      ---------
                                                                                        8,606
Media - 6.5%
         Clear Channel Communications Inc. (b)                         29               1,214
         EchoStar Communications Corp. (b)                             21               713
         Gannett Co. Inc.                                              22               1,705
         McGraw-Hill Cos. Inc.                                         12               725
         Univision Communications Inc. (b)                             20               610
         Viacom Inc. - Class A (b)                                     64               2,801
         Viacom Inc. - Class B (b)                                     46               2,024
         Walt Disney Co.                                               62               1,220
         Westwood One Inc. (b)                                         26               879
                                                                                      ---------
                                                                                        11,891
Oil & Gas Producers - 5.1%
         BP Plc - ADR                                                  80               3,355
         Burlington Resources Inc.                                     21               1,135
         ChevronTexaco Corp.                                           33               2,379
         ENSCO International Inc.                                      17               456
         Exxon Mobil Corp.                                             26               944
         Pride International Inc. (b)                                  60               1,120
                                                                                      ---------
                                                                                        9,389
Oil & Gas Services - 2.3%
         Halliburton Co.                                               147              3,370
         Hanover Compressor Co. (b)                                    79               896
                                                                                      ---------
                                                                                        4,266
Pharmaceuticals - 8.1%
         Abbott Laboratories                                           25               1,096
         Bristol-Myers Squibb Co.                                      33               896
         Eli Lilly & Co.                                               14               993
         Gilead Sciences Inc. (b)                                      7                386
         Medimmune Inc. (b)                                            8                278
         Merck & Co. Inc.                                              32               1,919
         Pfizer Inc.                                                   210              7,177
         Wyeth                                                         47               2,124
                                                                                      ---------
                                                                                        14,869
Real Estate - 1.6%
         Boston Properties Inc.                                        8                350
         Equity Office Properties Trust                                17               459
         General Growth Properties Inc.                                10               624
         Health Care Property Investors Inc.                           18               744
         Maguire Properties Inc. (b)                                   23               445
         Vornado Realty Trust                                          8                349
                                                                                      ---------
                                                                                        2,971
Retail - 4.8%
         Federated Department Stores Inc.                              57               2,084
         Home Depot Inc.                                               54               1,802
         Kohl's Corp. (b)                                              14               719
         Limited Brands Inc.                                           34               527
         Wal-Mart Stores Inc.                                          51               2,759
         Wendy's International Inc.                                    29               841
                                                                                      ---------
                                                                                        8,732
Semiconductors - 2.4%
         Intel Corp.                                                   128              2,669
         Linear Technology Corp.                                       11               341
         STMicroelectronics NV - NYS                                   15               320
         Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)         77               781
         Texas Instruments Inc.                                        13               237
                                                                                      ---------
                                                                                        4,348
Software - 3.2%
         First Data Corp.                                              19               771
         Microsoft Corp.                                               145              3,718
         Oracle Corp. (b)                                              58               703
         Veritas Software Corp. (b)                                    24               677
                                                                                      ---------
                                                                                        5,869
Telecommunications - 2.8%
         BellSouth Corp.                                               94               2,503
         SBC Communications Inc.                                       76               1,937
         Verizon Communications Inc.                                   16               627
                                                                                      ---------
                                                                                        5,067
Telecommunications Equipment - 1.5%
         Cisco Systems Inc. (b)                                        165              2,761

Transportation - 0.4%
         United Parcel Service Inc.                                    10               659
                                                                                      ---------
         Total Common Stocks (cost $158,753)                                            169,884
                                                                                      ---------

Corporate Bonds - 1.0%
Healthcare - 0.2%
         Community Health Systems Inc., 4.25%, 10/15/08 (j) $          575              574

Insurance - 0.4%
         Loews Corp., 3.125%, 09/15/07 (j)                             750              703

Media - 0.4%
         Liberty Media Corp., 3.25%, 03/15/31 (j)                      620              645
                                                                                      ---------
         Total Corporate Bonds (cost $1,827)                                            1,922


Preferred Stocks - 0.7%
Insurance - 0.4%
         Travelers Property Casualty Corp., 4.50%                      31               737

Oil & Gas Services - 0.3%
         Hanover Compressor Capital Trust, 7.25% (j)                   12               548
                                                                                      ---------
         Total Preferred Stocks (cost $1,344)                                           1,285
                                                                                      ---------

Short Term Investments - 5.9%
Money Market Funds - 5.9%
         Dreyfus Cash Management Plus, 1.07% (a)                       9,132            9,132
         Dreyfus Government Cash Management, 0.98% (a)                 1,597            1,597
                                                                                      ---------
         Total Short Term Investments (cost $10,729)                                    10,729
                                                                                      ---------

Total Investments - 100.4% (cost $172,653)                                              183,820
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.4%)                                             (737)
                                                                                      ---------
Total Net Assets - 100%                                                        $        183,083
                                                                                      ---------
                                                                                      ---------


Eagle/JNL SmallCap Equity Fund

Common Stocks - 95.7%
Advertising - 1.5%
         Catalina Marketing Corp. (b)                                  76      $        1,343

Agriculture - 2.1%
         Delta & Pine Land Co.                                         82               1,797

Banks - 3.4%
         Southwest Bancorp. of Texas Inc. (b)                          56               1,817
         TrustCo Bancorp.                                              100              1,110
                                                                                      ---------
                                                                                        2,927
Biotechnology - 0.5%
         Praecis Pharmaceuticals Inc. (b)                              81               397

Commercial Services - 2.5%
         Sylvan Learning Systems Inc. (b)                              100              2,277

Computers - 4.5%
         Factset Research Systems Inc.                                 93               4,075

Distribution & Wholesale - 2.6%
         SCP Pool Corp. (b)                                            39               1,324
         Tech Data Corp. (b)                                           37               988
                                                                                      ---------
                                                                                        2,312
Electrical Components & Equipment - 1.6%
         General Cable Corp.                                           270              1,460

Electronics - 6.8%
         Coherent Inc. (b)                                             110              2,632
         Gentex Corp. (b)                                              83               2,528
         OYO Geospace Corp. (b)                                        70               938
                                                                                      ---------
                                                                                        6,098
Entertainment - 7.0%
         Alliance Gaming Corp. (b)                                     180              3,398
         GTECH Holdings Corp. (b)                                      53               1,984
         Lions Gate Entertainment Corp. (b)                            450              855
                                                                                      ---------
                                                                                        6,237
Environmental Control - 0.8%
         Imco Recycling Inc. (b)                                       113              752

Healthcare - 15.4%
         American Medical Systems Holdings Inc. (b)                    120              2,031
         Cooper Cos. Inc.                                              58               2,022
         Edwards Lifesciences Corp. (b)                                87               2,801
         Horizon Health Corp. (b)                                      140              2,264
         Idexx Laboratories Inc. (b)                                   64               2,153
         Steris Corp. (b)                                              62               1,429
         Zoll Medical Corp. (b)                                        32               1,084
                                                                                      ---------
                                                                                        13,784
Home Furnishings - 3.7%
         Universal Electronics Inc. (b)                                260              3,292

Insurance - 1.5%
         Hilb Rogal & Hamilton Co.                                     41               1,389

Internet - 7.0%
         Monster Worldwide Inc. (b)                                    170              3,358
         ProQuest Co. (b)                                              72               1,858
         WebMD Corp. (b)                                               101              1,095
                                                                                      ---------
                                                                                        6,311
Leisure Time - 4.0%
         Multimedia Games Inc. (b)                                     140              3,560

Lodging - 0.4%
         Monarch Casino & Resort Inc. (b)                              42               395

Oil & Gas Producers - 3.2%
         Patterson-UTI Energy Inc. (b)                                 89               2,884

Pharmaceuticals - 2.2%
         Medicis Pharmaceutical Corp. - Class A                        35               1,973

Retail - 4.5%
         Cash America International Inc.                               95               1,251
         Genesco Inc. (b)                                              159              2,807
                                                                                      ---------
                                                                                        4,058
Semiconductors - 5.4%
         Integrated Device Technology Inc. (b)                         243              2,690
         Integrated Silicon Solutions Inc. (b)                         310              2,148
                                                                                      ---------
                                                                                        4,838
Software - 10.9%
         Avid Technology Inc. (b)                                      37               1,301
         Barra Inc. (b)                                                39               1,387
         Datastream Systems Inc. (b)                                   359              3,797
         Eclipsys Corp. (b)                                            311              3,251
                                                                                      ---------
                                                                                        9,736
Telecommunications Equipment - 1.8%
         Enterasys Networks Inc. (b)                                   538              1,629

Wireless Telecommunications - 2.4%
         EMS Technologies Inc. (b)                                     164              2,176
                                                                                      ---------
         Total Common Stocks (cost $76,591)                                             85,700
                                                                                      ---------

Short Term Investments - 5.0%
Money Market Funds - 5.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       4,486            4,486
         Dreyfus Government Cash Management, 0.98% (a)                 37               37
                                                                                      ---------
         Total Short Term Investments (cost $4,523)                                     4,523
                                                                                      ---------

Total Investments - 100.7% (cost $81,114)                                               90,223
                                                                                      ---------

Other Assets and Liabilities, Net -  (0.7%)                                             (602)
                                                                                      ---------
Total Net Assets - 100%                                                        $        89,621
                                                                                      ---------
                                                                                      ---------
Janus/JNL Aggressive Growth Fund

Common Stocks - 99.1%
Aerospace & Defense - 2.8%
         Lockheed Martin Corp.                                         61      $        2,911
         Northrop Grumman Corp.                                        40               3,474
                                                                                      ---------
                                                                                        6,385
Apparel - 2.7%
         NIKE Inc.                                                     116              6,214
Banks - 5.4%
         Bank of America Corp.                                         130              10,308
         Fifth Third Bancorp.                                          44               2,551
                                                                                      ---------
                                                                                        12,859
Biotechnology - 3.4%
         Genentech Inc. (b)                                            113              8,167

Commercial Services - 0.9%
         Accenture Ltd. (b)                                            118              2,132

Computers - 2.9%
         Apple Computer Inc. (b)                                       212              4,056
         Synopsys Inc. (b)                                             46               2,832
                                                                                      ---------
                                                                                        6,888
Cosmetics & Personal Care - 1.1%
         Avon Products Inc.                                            44               2,740

Diversified Financial Services - 3.2%
         Fannie Mae                                                    29               1,957
         Goldman Sachs Group Inc.                                      69               5,758
                                                                                      ---------
                                                                                        7,715
Electrical Components & Equipment - 2.6%
         Samsung Electronics Co. Ltd.                                  21               6,333

Healthcare - 10.4%
         Anthem Inc. (b)                                               51               3,897
         Medtronic Inc.                                                83               3,976
         UnitedHealth Group Inc.                                       312              15,654
         WellPoint Health Networks Inc. (b)                            17               1,406
                                                                                      ---------
                                                                                        24,933
Insurance - 9.0%
         AFLAC Inc.                                                    92               2,833
         Allstate Corp.                                                130              4,635
         Berkshire Hathaway Inc. - Class B (b)                         4                9,083
         Willis Group Holdings Ltd.                                    65               2,004
         XL Capital Ltd.                                               37               3,048
                                                                                      ---------
                                                                                        21,603
Internet - 6.7%
         Amazon.Com Inc. (b)                                           106              3,858
         InterActiveCorp (b)                                           110              4,349
         Symantec Corp. (b)                                            43               1,872
         Yahoo! Inc. (b)                                               186              6,079
                                                                                      ---------
                                                                                        16,158
Media - 13.6%
         AOL Time Warner Inc. (b)                                      276              4,447
         Cablevision Systems Corp. (b)                                 287              5,964
         Comcast Corp. - Special Class A (b)                           87               2,516
         COX Communications Inc. (b)                                   80               2,551
         EchoStar Communications Corp. (b)                             30               1,047
         Liberty Media Corp. (b)                                       1,390            16,068
                                                                                      ---------
                                                                                        32,593
Oil & Gas Producers - 2.3%
         EnCana Corp.                                                  25               945
         Murphy Oil Corp.                                              68               3,555
         Patterson-UTI Energy Inc. (b)                                 30               957
                                                                                      ---------
                                                                                        5,457
Oil & Gas Services - 1.9%
         BJ Services Co. (b)                                           73               2,741
         Smith International Inc. (b)                                  50               1,850
                                                                                      ---------
                                                                                        4,591
Pharmaceuticals - 8.5%
         Biovail Corp. (b)                                             27               1,267
         Cardinal Health Inc.                                          103              6,608
         Eli Lilly & Co.                                               16               1,080
         Forest Laboratories Inc. (b)                                  125              6,827
         Medimmune Inc. (b)                                            32               1,151
         Pfizer Inc.                                                   98               3,347
                                                                                      ---------
                                                                                        20,280
Retail - 3.4%
         Darden Restaurants Inc.                                       44               837
         Dollar Tree Stores Inc. (b)                                   98               3,104
         Kohl's Corp. (b)                                              18               903
         TJX Cos. Inc.                                                 52               984
         Yum! Brands Inc. (b)                                          81               2,408
                                                                                      ---------
                                                                                        8,236
Semiconductors - 1.9%
         Applied Materials Inc. (b)                                    71               1,119
         KLA-Tencor Corp. (b)                                          27               1,246
         Novellus Systems Inc. (b)                                     32               1,158
         Texas Instruments Inc.                                        62               1,086
                                                                                      ---------
                                                                                        4,609
Software - 8.2%
         Computer Associates International Inc.                        376              8,376
         Electronic Arts Inc. (b)                                      99               7,350
         Microsoft Corp.                                               157              4,018
                                                                                      ---------
                                                                                        19,744
Telecommunications Equipment - 5.3%
         Cisco Systems Inc. (b)                                        266              4,440
         Nokia Oyj - ADR                                               439              7,220
         Nokia Oyj                                                     58               950
                                                                                      ---------
                                                                                        12,610
Transportation - 1.2%
         Canadian National Railway Co.                                 60               2,873

Wireless Telecommunications - 1.7%
         Vodafone Group Plc - ADR                                      213              4,190
                                                                                      ---------
         Total Common Stocks (cost $210,683)                                            237,310
                                                                                      ---------

Short Term Investments - 1.2%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       47               47
U.S. Government Agencies - 1.2%
         Federal National Mortgage Association,
         0.95%, 07/01/03                                               $2,800           2,800
                                                                                      ---------
         Total Short Term Investments (cost $2,847)                                     2,847
                                                                                      ---------

Total Investments - 100.3% (cost $213,530)                                              240,157
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.3%)                                             (666)
                                                                                      ---------
Total Net Assets - 100%                                                        $        239,491
                                                                                      ---------
                                                                                      ---------

Janus/JNL Balanced Fund

Common Stocks - 50.1%
Aerospace & Defense - 0.3%
         General Dynamics Corp.                                        4       $        310

Airlines - 0.4%
         Southwest Airlines Co.                                        15               264

Auto Manufacturers - 0.6%
         Bayerische Motoren Werke AG                                   15               568

Banks - 2.4%
         Bank of America Corp.                                         7                576
         FleetBoston Financial Corp.                                   11               340
         SunTrust Banks Inc.                                           5                314
         US Bancorp.                                                   23               564
         Wachovia Corp.                                                9                367
                                                                                      ---------
                                                                                        2,161
Beverages - 2.5%
         Anheuser-Busch Cos. Inc.                                      21               1,067
         Diageo Plc                                                    32               341
         Pepsi Bottling Group Inc.                                     16               326
         PepsiCo Inc.                                                  13               597
                                                                                      ---------
                                                                                        2,331
Chemicals - 0.8%
         E.I. Du Pont de Nemours and Co.                               10               399
         Potash Corp. of Saskatchewan Inc.                             5                342
                                                                                      ---------
                                                                                        741
Computers - 1.8%
         Dell Computer Corp. (b)                                       15               468
         International Business Machines Corp.                         9                708
         Lexmark International Inc. (b)                                7                500
                                                                                      ---------
                                                                                        1,676
Cosmetics & Personal Care - 2.0%
         Avon Products Inc.                                            2                114
         Colgate-Palmolive Co.                                         8                484
         Procter & Gamble Co.                                          14               1,248
                                                                                      ---------
                                                                                        1,846
Diversified Financial Services - 2.8%
         American Express Co.                                          11               455
         Citigroup Inc.                                                40               1,696
         Goldman Sachs Group Inc.                                      5                389
                                                                                      ---------
                                                                                        2,540
Environmental Control - 0.6%
         Waste Management Inc.                                         21               512

Food - 0.7%
         Campbell Soup Co.                                             4                90
         Kellogg Co.                                                   9                311
         Sysco Corp.                                                   9                264
                                                                                      ---------
                                                                                        665
Healthcare - 1.2%
         Johnson & Johnson                                             11               551
         Medtronic Inc.                                                12               565
                                                                                      ---------
                                                                                        1,116
Household Products - 0.4%
         Reckitt Benckiser Plc                                         19               348
Insurance - 4.1%
         AFLAC Inc.                                                    6                181
         Allstate Corp.                                                10               357
         American International Group Inc.                             6                315
         Berkshire Hathaway Inc. - Class B (b)                         1                1,324
         Marsh & McLennan Cos. Inc.                                    31               1,571
                                                                                      ---------
                                                                                        3,748
Internet - 1.1%
         InterActiveCorp (b)                                           12               467
         Yahoo! Inc. (b)                                               17               556
                                                                                      ---------
                                                                                        1,023
Lodging - 1.7%
         Fairmont Hotels & Resorts Inc.                                7                172
         Marriott International Inc. - Class A                         23               883
         Starwood Hotels & Resorts Worldwide Inc.                      19               534
                                                                                      ---------
                                                                                        1,589
Manufacturing - 4.0%
         3M Co.                                                        9                1,169
         General Electric Co.                                          29               818
         Honeywell International Inc.                                  23               624
         Tyco International Ltd.                                       58               1,105
                                                                                      ---------
                                                                                        3,716
Media - 6.1%
         AOL Time Warner Inc. (b)                                      62               991
         Comcast Corp. - Class A (b)                                   7                219
         Comcast Corp. - Special Class A (b)                           11               313
         COX Communications Inc. (b)                                   9                271
         Fox Entertainment Group Inc. (b)                              16               459
         Gannett Co. Inc.                                              15               1,124
         Liberty Media Corp. (b)                                       73               848
         Viacom Inc. - Class B (b)                                     23               1,024
         Westwood One Inc. (b)                                         10               332
                                                                                      ---------
                                                                                        5,581
Oil & Gas Producers - 4.5%
         Anadarko Petroleum Corp.                                      12               523
         Apache Corp.                                                  9                600
         Burlington Resources Inc.                                     8                451
         EnCana Corp.                                                  5                182
         EnCana Corp.                                                  11               410
         Exxon Mobil Corp.                                             33               1,183
         Total Fina Elf SA                                             5                767
                                                                                      ---------
                                                                                        4,116
Pharmaceuticals - 3.5%
         Forest Laboratories Inc. (b)                                  10               562
         Merck & Co. Inc.                                              11               642
         Pfizer Inc.                                                   34               1,153
         Roche Holding AG Genusschein                                  11               900
                                                                                      ---------
                                                                                        3,257
Pipelines - 0.6%
         El Paso Corp.                                                 65               521

Retail - 2.4%
         Best Buy Co. Inc. (b)                                         14               632
         Costco Wholesale Corp. (b)                                    13               470
         Home Depot Inc.                                               6                212
         Walgreen Co.                                                  10               312
         Wal-Mart Stores Inc.                                          10               552
                                                                                      ---------
                                                                                        2,178
Semiconductors - 1.1%
         Linear Technology Corp.                                       7                233
         Maxim Integrated Products Inc.                                8                263
         Texas Instruments Inc.                                        30               531
                                                                                      ---------
                                                                                        1,027

Software - 1.4%
         Automatic Data Processing Inc.                                9                296
         Microsoft Corp.                                               39               986
                                                                                      ---------
                                                                                        1,282
Telecommunications - 0.4%
         Verizon Communications Inc.                                   10               408

Telecommunications Equipment - 0.9%
         Cisco Systems Inc. (b)                                        24               393
         Nokia Oyj - ADR                                               28               457
                                                                                      ---------
                                                                                        850
Textiles - 0.3%
         Mohawk Industries Inc. (b)                                    5                287

Toys & Hobbies - 0.4%
         Mattel Inc.                                                   21               393

Transportation - 1.1%
         Canadian National Railway Co.                                 10               494
         FedEx Corp.                                                   8                501
                                                                                      ---------
                                                                                        995
                                                                                      ---------
         Total Common Stocks (cost $43,979)                                             46,049
                                                                                      ---------

Corporate Bonds - 23.4%
Aerospace & Defense - 1.2%
         Lockheed Martin Corp.
         7.25%, 05/15/06                                               $370             421
         8.20%, 12/01/09                                               210              266
         7.65%, 05/01/16                                               370              471
                                                                                      ---------
                                                                                        1,158
Alternative Energy - 0.1%
         Midamerican Energy Holdings Co., 3.50%, 05/15/08 (e)          190              191

Auto Parts & Equipment - 0.7%
         Delphi Corp.
         6.125%, 05/01/04                                              50               52
         6.55%, 06/15/06                                               138              148
         Lear Corp., 7.96%, 05/15/05                                   420              447
                                                                                      ---------
                                                                                        647
Banks - 0.3%
         First Bank National Association, 5.70%, 12/15/08              198              223
         Firstar Bank NA, 7.125%, 12/01/09                             63               76
                                                                                      ---------
                                                                                        299
Beverages - 2.8%
         Anheuser-Busch Cos. Inc.
         5.65%, 09/15/08                                               425              482
         5.125%, 10/01/08                                              260              288
         5.75%, 04/01/10                                               255              291
         6.00%, 04/15/11                                               470              538
         7.55%, 10/01/30                                               40               53
         6.80%, 01/15/31                                               100              121
         6.80%, 08/20/32                                               95               116
         Coca-Cola Enterprises Inc.
         5.375%, 08/15/06                                              200              220
         4.375%, 09/15/09                                              194              206
         6.125%, 08/15/11                                              215              247
                                                                                      ---------
                                                                                        2,562
Computers - 0.6%
         Apple Computer Inc., 6.50%, 02/15/04                          155              158
         Hewlett-Packard Co., 3.625%, 03/15/08                         296              304
         Sun Microsystems Inc., 7.35%, 08/15/04                        56               59
                                                                                      ---------
                                                                                        521
Cosmetics & Personal Care - 0.2%
         International Flavors & Fragrances Inc., 6.45%, 05/15/06      175              195

Diversified Financial Services - 2.3%
         American General Finance Corp., 5.875%, 07/14/06              175              193
         Citigroup Inc.
         7.25%, 10/01/10                                               140              170
         6.625%, 06/15/32                                              180              208
         Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                  60               60
         General Electric Capital Corp.
         5.375%, 04/23/04                                              168              174
         4.25%, 01/28/05                                               137              143
         2.85%, 01/30/06                                               190              194
         5.35%, 03/30/06                                               355              386
         6.75%, 03/15/32                                               250              292
         General Motors Acceptance Corp.
         5.36%, 07/27/04                                               144              148
         5.25%, 05/16/05                                               125              129
                                                                                      ---------
                                                                                        2,097
Electric - 0.5%
         Dominion Resources Inc.
         2.80%, 02/15/05                                               97               98
         4.125%, 02/15/08                                              61               64
         Duke Capital Corp., 6.25%, 02/15/13                           65               69
         Duke Energy Corp., 6.25%, 01/15/12                            65               73
         Illinois Power Corp., 11.50%, 12/15/10 (e)                    166              190
                                                                                      ---------
                                                                                        494
Entertainment - 0.1%
         Six Flags Inc., 9.75%, 06/15/07                               63               62

Environmental Control - 0.1%
         Allied Waste North America, 7.875%, 04/15/13                  36               38
         Waste Management Inc., 7.00%, 10/01/04                        41               43
                                                                                      ---------
                                                                                        81
Food - 2.4%
         Dean Foods Co.
         6.75%, 06/15/05                                               48               48
         8.15%, 08/01/07                                               950              1,055
         6.625%, 05/15/09                                              137              142
         6.90%, 10/15/17                                               30               31
         Fred Meyer Inc. Holding Co., 7.45%, 03/01/08                  106              124
         General Mills Inc.
         5.125%, 02/15/07                                              160              174
         6.00%, 02/15/12                                               105              119
         Kellogg Co.
         2.875%, 06/01/08                                              119              118
         7.45%, 04/01/31                                               130              165
         Kroger Co.
         7.80%, 08/15/07                                               45               52
         7.00%, 05/01/18                                               40               47
         Pepsi Bottling Holdings Inc., 5.625%, 02/17/09 (e)            85               95
                                                                                      ---------
                                                                                        2,170
Hand & Machine Tools - 0.4%
         Black & Decker Corp., 7.125%, 06/01/11                        234              277
         Stanley Works, 4.90%, 11/01/12 (e)                            88               92
                                                                                      ---------
                                                                                        369
Healthcare - 0.1%
         UnitedHealth Group Inc., 5.20%, 01/17/07                      63               69

Insurance - 0.4%
         AIG SunAmerica Global Financing IX, 5.10%, 01/17/07 (e)       145              158
         Marsh & McLennan Cos. Inc., 5.375%, 03/15/07                  165              182
                                                                                      ---------
                                                                                        340
Lodging - 0.6%
         Host Marriott Corp., 7.875%, 08/01/05                         84               85
         ITT Corp., 6.75%, 11/15/05                                    92               96
         John Q Hammons Hotels LP, 8.875%, 05/15/12                    72               76
         Starwood Hotels & Resorts Worldwide Inc.
         7.375%, 05/01/07                                              151              159
         7.875%, 05/01/12                                              85               93
                                                                                      ---------
                                                                                        509
Manufacturing - 1.4%
         Honeywell International Inc.
         5.125%, 11/01/06                                              280              306
         6.125%, 11/01/11                                              143              163
         SPX Corp., 7.50%, 01/01/13                                    92               100
         Tyco International Group SA
         5.875%, 11/01/04                                              180              185
         6.375%, 02/15/06                                              297              310
         6.375%, 10/15/11                                              208              219
                                                                                      ---------
                                                                                        1,283
Media - 4.0%
         AOL Time Warner Inc.
         5.625%, 05/01/05                                              370              394
         6.15%, 05/01/07                                               312              352
         7.70%, 05/01/32                                               255              298
         Clear Channel Communications Inc.
         6.00%, 11/01/06                                               110              120
         4.625%, 01/15/08                                              171              179
         Comcast Cable Communications
         6.375%, 01/30/06                                              16               17
         6.75%, 01/30/11                                               315              362
         7.125%, 06/15/13                                              85               99
         Comcast Corp.
         5.85%, 01/15/10                                               42               46
         6.50%, 01/15/15                                               45               51
         7.05%, 03/15/33                                               189              210
         COX Communications Inc., 7.125%, 10/01/12                     110              131
         CSC Holdings Inc., 7.625%, 04/01/11                           106              107
         TCI Communications Inc.
         8.65%, 09/15/04                                               31               33
         6.875%, 02/15/06                                              151              167
         Tele-Communications-TCI Group, 7.875%, 08/01/13               72               87
         Time Warner Inc., 9.15%, 02/01/23                             348              440
         Viacom Inc., 7.70%, 07/30/10                                  51               63
         Walt Disney Co., 4.875%, 07/02/04                             488              503
                                                                                      ---------
                                                                                        3,659
Oil & Gas Producers - 0.6%
         Burlington Resources Finance Co., 7.20%, 08/15/31             176              214
         Conoco Inc., 6.95%, 04/15/29                                  190              229
         El Paso CGP Co., 6.20%, 05/15/04                              139              138
                                                                                      ---------
                                                                                        581
Oil & Gas Services - 0.1%
         Hanover Equipment Trust, 8.50%, 09/01/08                      67               70

Packaging & Containers - 1.0%
         Ball Corp., 6.875%, 12/15/12                                  215              227
         Owens-Illinois Inc., 7.15%, 05/15/05                          67               69
         Sealed Air Corp.
         8.75%, 07/01/08 (e)                                           185              219
         5.625%, 07/15/13 (e)                                          195              197
         6.875%, 07/15/33 (e)                                          200              204
                                                                                      ---------
                                                                                        916
Pipelines - 0.6%
         Duke Capital Corp., 6.25%, 07/15/05                           127              134
         El Paso Corp., 7.00%, 05/15/11                                283              258
         Sonat Inc., 6.875%, 06/01/05                                  138              135
                                                                                      ---------
                                                                                        527
Retail - 1.4%
         J.C. Penney Co. Inc.
         7.375%, 08/15/08                                              80               83
         8.00%, 03/01/10                                               81               85
         Target Corp., 5.50%, 04/01/07                                 85               93
         Wal-Mart Stores Inc.
         5.45%, 08/01/06                                               475              525
         6.875%, 08/10/09                                              297              357
         Yum! Brands Inc., 7.70%, 07/01/12                             130              148
                                                                                      ---------
                                                                                        1,291
Semiconductors - 0.2%
         LSI Logic Corp., 4.00%, 02/15/05 (j)                          183              180

Telecommunications - 0.6%
         Verizon Global Funding Corp.
         6.125%, 06/15/07                                              202              227
         4.00%, 01/15/08                                               193              201
         Verizon Maryland Inc., 5.125%, 06/15/33                       127              121
                                                                                      ---------
                                                                                        549
Textiles - 0.4%
         Mohawk Industries Inc., 7.20%, 04/15/12                       348              408

Wireless Telecommunications - 0.3%
         AT&T Wireless Services Inc.
         7.35%, 03/01/06                                               82               92
         7.50%, 05/01/07                                               136              157
                                                                                      ---------
                                                                                        249
                                                                                      ---------
         Total Corporate Bonds (cost $19,960)                                           21,477
                                                                                      ---------

Preferred Stocks - 1.0%
Auto Manufacturers - 0.9%
         General Motors Corp., 6.25% (j)                               18               436
         General Motors Corp., 5.25%                                   14               322
                                                                                      ---------
                                                                                        758
Media - 0.1%
         Tribune Co., 2.00% (j)                                        2                130
                                                                                      ---------
         Total Preferred Stocks (cost $993)                                             888

Government Securities - 14.1%
Sovereign - 0.2%
         Federal Republic of Germany, 5.00%, 07/04/12                  $203             255
U.S. Government Agencies - 6.5%
         Federal Home Loan Bank, 6.50%, 11/15/05                       445              498
         Federal Home Loan Mortgage Corp.
         1.875%, 01/15/05                                              577              582
         4.25%, 06/15/05                                               435              459
         2.375%, 04/15/06                                              651              661
         5.75%, 04/15/08                                               112              128
         5.75%, 03/15/09                                               48               55
         7.00%, 03/15/10                                               47               58
         6.25%, 07/15/32                                               80               94
         Federal National Mortgage Association
         1.875%, 12/15/04                                              577              582
         2.125%, 04/15/06                                              714              722
         5.50%, 05/02/06                                               444              487
         4.75%, 01/02/07                                               181              195
         5.00%, 01/15/07                                               341              375
         2.50%, 06/15/08                                               110              109
         5.25%, 01/15/09                                               157              176
         6.375%, 06/15/09                                              37               44
         6.25%, 02/01/11                                               220              254
         5.375%, 11/15/11                                              360              405
         6.125%, 03/15/12                                              37               44
                                                                                      ---------
                                                                                        5,928
U.S. Treasury Securities - 7.4%
         U.S. Treasury Bond
         7.25%, 05/15/16                                               686              913
         8.125%, 08/15/19                                              94               136
         7.875%, 02/15/21                                              410              585
         7.25%, 08/15/22                                               360              488
         6.25%, 08/15/23                                               636              779
         6.00%, 02/15/26                                               412              492
         5.25%, 02/15/29                                               199              217
         6.25%, 05/15/30                                               299              372
         5.375%, 02/15/31                                              99               111
         U.S. Treasury Note
         6.50%, 05/15/05                                               210              230
         4.625%, 05/15/06                                              394              427
         3.50%, 11/15/06                                               471              496
         2.625%, 05/15/08                                              96               97
         5.625%, 05/15/08                                              456              523
         6.00%, 08/15/09                                               415              490
         6.50%, 02/15/10                                               8                10
         5.75%, 08/15/10                                               145              170
         5.00%, 08/15/11                                               176              197
         4.375%, 08/15/12                                              37               40
                                                                                      ---------
                                                                                        6,773
                                                                                      ---------

         Total Government Securities (cost $12,207)                                     12,956
                                                                                      ---------

Short Term Investments - 11.6%
Money Market Funds - 0.1%
         Dreyfus Cash Management Plus, 1.07% (a)                       49               49
U.S. Government Agencies - 11.5%
         Federal Home Loan Mortgage Corp.,
         0.95%, 07/01/03                                               $10,600          10,600
                                                                                      ---------
         Total Short Term Investments (cost $10,649)                                    10,649
                                                                                      ---------

Total Investments - 100.2% (cost $87,788)                                               92,019
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.2%)                                             (207)
                                                                                      ---------
Total Net Assets - 100%                                                        $        91,812
                                                                                      ---------
                                                                                      ---------
Janus/JNL Capital Growth Fund

Common Stocks - 95.5%
Advertising - 3.5%
         Interpublic Group of Cos. Inc.                                69      $        917
         Lamar Advertising Co. (b)                                     126              4,422
                                                                                      ---------
                                                                                        5,339
Aerospace & Defense - 0.5%
         Alliant Techsystems Inc. (b)                                  15               786

Agriculture - 0.2%
         Bunge Ltd.                                                    12               341

Airlines - 1.0%
         Ryanair Holdings Plc - ADR (b)                                33               1,462

Apparel - 0.5%
         Liz Claiborne Inc.                                            21               739

Auto Manufacturers - 0.5%
         Navistar International Corp. (b)                              21               692

Auto Parts & Equipment - 0.7%
         Lear Corp. (b)                                                23               1,044

Banks - 2.9%
         Investors Financial Services Corp.                            32               941
         M&T Bank Corp.                                                11               964
         Northern Trust Corp.                                          56               2,351
                                                                                      ---------
                                                                                        4,256
Biotechnology - 0.4%
         Millipore Corp. (b)                                           12               544

Chemicals - 1.0%
         Praxair Inc.                                                  25               1,507

Commercial Services - 9.6%
         Apollo Group Inc. (b)                                         43               2,685
         Cendant Corp. (b)                                             100              1,837
         First Health Group Corp. (b)                                  54               1,485
         Manpower Inc.                                                 42               1,559
         Moody's Corp.                                                 44               2,310
         Paychex Inc.                                                  70               2,038
         Robert Half International Inc. (b)                            82               1,555
         Valassis Communications Inc. (b)                              27               694
                                                                                      ---------
                                                                                        14,163
Computers - 3.1%
         Apple Computer Inc. (b)                                       60               1,138
         BISYS Group Inc. (b)                                          91               1,675
         Cadence Design Systems Inc. (b)                               77               925
         Diebold Inc.                                                  5                226
         Synopsys Inc. (b)                                             10               597
                                                                                      ---------
                                                                                        4,561
Distribution & Wholesale - 0.6%
         W.W. Grainger Inc.                                            20               913

Diversified Financial Services - 3.2%
         Charles Schwab Corp.                                          69               701
         Lehman Brothers Holdings Inc.                                 30               2,005
         T. Rowe Price Group Inc.                                      53               1,997
                                                                                      ---------
                                                                                        4,703
Electrical Components & Equipment - 1.5%
         American Power Conversion Corp. (b)                           51               797
         Ametek Inc.                                                   37               1,358
                                                                                      ---------
                                                                                        2,155
Electronics - 1.4%
         Flextronics International Ltd. (b)                            79               824
         Mettler-Toledo International Inc. (b)                         35               1,301
                                                                                      ---------
                                                                                        2,125
Entertainment - 2.6%
         International Game Technology (b)                             37               3,817

Environmental Control - 0.5%
         Allied Waste Industries Inc. (b)                              67               670

Food - 1.7%
         Dean Foods Co. (b)                                            77               2,439

Hand & Machine Tools - 0.4%
         Stanley Works                                                 20               551

Healthcare - 8.6%
         Anthem Inc. (b)                                               21               1,593
         Apogent Technologies Inc. (b)                                 78               1,559
         C.R. Bard Inc.                                                22               1,541
         DaVita Inc. (b)                                               8                204
         Health Management Associates Inc.                             66               1,212
         Inamed Corp. (b)                                              19               1,002
         Quest Diagnostics Inc. (b)                                    13               830
         St. Jude Medical Inc. (b)                                     67               3,866
         Stryker Corp.                                                 13               884
                                                                                      ---------
                                                                                        12,691
Home Builders - 1.2%
         NVR Inc. (b)                                                  4                1,837

Home Furnishings - 0.1%
         Harman International Industries Inc.                          2                121

Insurance - 7.4%
         AFLAC Inc.                                                    28               870
         Berkshire Hathaway Inc. - Class B (b)                         2                4,563
         MGIC Investment Corp.                                         45               2,107
         W.R. Berkley Corp.                                            29               1,538
         XL Capital Ltd.                                               21               1,773
                                                                                      ---------
                                                                                        10,851
Internet - 3.6%
         Check Point Software Technologies Ltd. (b)                    41               797
         eBay Inc. (b)                                                 9                961
         InterActiveCorp (b)                                           89               3,510
                                                                                      ---------
                                                                                        5,268
Leisure Time - 0.4%
         Polaris Industries Inc.                                       9                571

Lodging - 2.1%
         Mandalay Resort Group                                         32               1,023
         Marriott International Inc. - Class A                         12               450
         Starwood Hotels & Resorts Worldwide Inc.                      58               1,670
                                                                                      ---------
                                                                                        3,143
Manufacturing - 1.1%
         Lancaster Colony Corp.                                        11               411
         SPX Corp. (b)                                                 26               1,147
                                                                                      ---------
                                                                                        1,558
Media - 6.1%
         Cablevision Systems Corp. (b)                                 31               637
         COX Radio Inc. (b)                                            30               700
         EchoStar Communications Corp. (b)                             88               3,048
         Entercom Communications Corp. (b)                             17               857
         Hispanic Broadcasting Corp. (b)                               67               1,698
         Westwood One Inc. (b)                                         60               2,042
                                                                                      ---------
                                                                                        8,982
Oil & Gas Producers - 3.4%
         EOG Resources Inc.                                            68               2,854
         Murphy Oil Corp.                                              42               2,227
                                                                                      ---------
                                                                                        5,081
Oil & Gas Services - 0.9%
         Smith International Inc. (b)                                  36               1,316

Packaging & Containers - 1.6%
         Ball Corp.                                                    53               2,418

Pharmaceuticals - 3.1%
         Barr Laboratories Inc. (b)                                    27               1,777
         Celgene Corp. (b)                                             21               638
         Forest Laboratories Inc. (b)                                  16               868
         Gilead Sciences Inc. (b)                                      18               1,010
         Neurocrine Biosciences Inc. (b)                               5                252
                                                                                      ---------
                                                                                        4,545
Pipelines - 3.2%
         Kinder Morgan Inc.                                            86               4,688

Retail - 4.8%
         Darden Restaurants Inc.                                       47               900
         Dollar Tree Stores Inc. (b)                                   10               304
         Fred's Inc.                                                   50               1,856
         Outback Steakhouse Inc.                                       16               620
         Pier 1 Imports Inc.                                           13               258
         Staples Inc. (b)                                              74               1,366
         Yum! Brands Inc. (b)                                          61               1,813
                                                                                      ---------
                                                                                        7,117
Savings & Loans - 0.4%
         Sovereign Bancorp. Inc.                                       37               577

Semiconductors - 6.0%
         Altera Corp. (b)                                              16               256
         Emulex Corp. (b)                                              37               832
         Integrated Circuit Systems Inc. (b)                           17               548
         KLA-Tencor Corp. (b)                                          37               1,705
         Marvell Technology Group Ltd. (b)                             61               2,098
         National Semiconductor Corp. (b)                              82               1,613
         Novellus Systems Inc. (b)                                     49               1,799
                                                                                      ---------
                                                                                        8,851
Software - 1.1%
         Certegy Inc. (b)                                              30               827
         Citrix Systems Inc. (b)                                       39               802
                                                                                      ---------
                                                                                        1,629
Telecommunications - 0.9%
         Amdocs Ltd. (b)                                               58               1,399

Telecommunications Equipment - 0.6%
         CIENA Corp. (b)                                               34               177
         Harris Corp.                                                  22               657
                                                                                      ---------
                                                                                        834
Textiles - 1.4%
         Mohawk Industries Inc. (b)                                    36               1,994

Transportation - 1.7%
         Canadian National Railway Co.                                 18               852
         CNF Inc.                                                      43               1,084
         Expeditors International of Washington Inc.                   18               626
                                                                                      ---------
                                                                                        2,562
                                                                                      ---------
         Total Common Stocks (cost $134,084)                                            140,840
                                                                                      ---------

Short Term Investments - 4.5%
Money Market Funds - 0.1%
         Dreyfus Cash Management Plus, 1.07% (a)                       70               70
U.S. Government Agencies - 4.4%
         Federal National Mortgage Association,
            0.95%, 07/01/03                                   $        6,500            6,500
                                                                                      ---------
         Total Short Term Investments (cost $6,570)                                     6,570
                                                                                      ---------

Total Investments - 100.0% (cost $140,654)                                              147,410
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                (7)
                                                                                      ---------
Total Net Assets - 100%                                                        $        147,403
                                                                                      ---------
                                                                                      ---------

Janus/JNL Global Equities Fund

Common Stocks - 97.9%
Advertising - 0.9%
         WPP Group Plc                                                 211     $        1,655

Aerospace & Defense - 3.4%
         Lockheed Martin Corp.                                         21               1,021
         Northrop Grumman Corp.                                        34               2,946
         Raytheon Co.                                                  42               1,390
         United Technologies Corp.                                     19               1,353
                                                                                      ---------
                                                                                        6,710
Apparel - 0.5%
         Adidas-Salomon AG                                             12               987

Auto Manufacturers - 1.5%
         Bayerische Motoren Werke AG                                   26               1,011
         Honda Motor Co. Ltd.                                          52               1,970
                                                                                      ---------
                                                                                        2,981
Banks - 11.6%
         Abbey National Plc                                            81               629
         Banca Intesa SpA                                              303              969
         Banco Popular Espanol                                         38               1,897
         Bank of America Corp.                                         19               1,464
         Bank of New York Co. Inc.                                     47               1,339
         Credit Suisse Group                                           68               1,778
         Danske Bank A/S                                               94               1,827
         Northern Trust Corp.                                          14               584
         Royal Bank of Scotland Group Plc                              112              3,128
         Societe Generale                                              15               967
         State Street Corp.                                            21               844
         UBS AG                                                        73               4,047
         UniCredito Italiano SpA                                       290              1,382
         Wachovia Corp.                                                26               1,038
         Westpac Banking Corp.                                         66               715
                                                                                      ---------
                                                                                        22,608
Beverages - 0.5%
         Diageo Plc                                                    94               1,000

Chemicals - 2.3%
         Air Liquide SA                                                7                1,017
         Givaudan                                                      2                1,040
         Reliance Industries Ltd.                                      360              2,513
                                                                                      ---------
                                                                                        4,570
Commercial Services - 1.5%
         Cendant Corp. (b)                                             119              2,181
         Moody's Corp.                                                 15               784
                                                                                        2,965
Computers - 1.6%
         Dell Computer Corp. (b)                                       54               1,716
         International Business Machines Corp.                         18               1,487
                                                                                      ---------
                                                                                        3,203
Cosmetics & Personal Care - 1.1%
         Estee Lauder Cos. Inc.                                        11               373
         Kao Corp.                                                     94               1,750
                                                                                      ---------
                                                                                        2,123
Diversified Financial Services - 6.3%
         American Express Co.                                          25               1,058
         Citigroup Inc.                                                127              5,455
         Deutsche Boerse AG                                            11               557
         Fannie Mae                                                    27               1,822
         Freddie Mac                                                   17               844
         Goldman Sachs Group Inc.                                      5                400
         Nomura Holdings Inc.                                          69               876
         SLM Corp.                                                     31               1,196
                                                                                      ---------
                                                                                        12,208
Electrical Components & Equipment - 2.7%
         Samsung Electronics Co. Ltd.                                  18               5,228

Entertainment - 0.5%
         International Game Technology (b)                             10               1,019

Food - 1.7%
         Compass Group Plc                                             344              1,855
         Metro AG                                                      29               941
         Sysco Corp.                                                   16               490
                                                                                      ---------
                                                                                        3,286
Healthcare - 2.8%
         Baxter International Inc.                                     6                145
         Medtronic Inc.                                                56               2,667
         UnitedHealth Group Inc.                                       53               2,651
                                                                                      ---------
                                                                                        5,463
Household Products - 0.5%
         Reckitt Benckiser Plc                                         53               963

Insurance - 2.9%
         Allstate Corp.                                                39               1,394
         Marsh & McLennan Cos. Inc.                                    70               3,555
         Willis Group Holdings Ltd.                                    25               783
                                                                                      ---------
                                                                                        5,732
Internet - 2.2%
         Check Point Software Technologies Ltd. (b)                    76               1,480
         InterActiveCorp (b)                                           70               2,765
                                                                                      ---------
                                                                                        4,245
Lodging - 0.5%
         Starwood Hotels & Resorts Worldwide Inc.                      34               984

Machinery - 0.9%
         Atlas Copco AB                                                68               1,719

Manufacturing - 0.8%
         Tyco International Ltd.                                       78               1,485

Media - 9.8%
         AOL Time Warner Inc. (b)                                      249              4,005
         British Sky Broadcasting Plc (b)                              61               675
         Clear Channel Communications Inc. (b)                         51               2,173
         Comcast Corp. - Class A (b)                                   30               909
         Comcast Corp. - Special Class A (b)                           16               455
         Gannett Co. Inc.                                              13               984
         Grupo Televisa SA - ADR                                       57               1,972
         Liberty Media Corp. (b)                                       126              1,453
         McGraw-Hill Cos. Inc.                                         21               1,330
         New York Times Co.                                            13               608
         News Corp. Ltd. - ADR                                         19               571
         News Corp. Ltd.                                               244              1,836
         Viacom Inc. - Class B (b)                                     27               1,182
         Walt Disney Co.                                               44               869
                                                                                      ---------
                                                                                        19,022
Metal Fabrication & Hardware - 0.5%
         Assa Abloy AB - Class B                                       97               940

Mining - 0.5%
         Cia Vale do Rio Doce - ADR                                    32               963

Office & Business Equipment - 1.5%
         Canon Inc.                                                    64               2,937

Oil & Gas Producers - 10.0%
         Anadarko Petroleum Corp.                                      16               718
         BP Plc                                                        212              1,470
         Canadian Natural Resources Ltd.                               24               942
         CNOOC Ltd.                                                    706              1,041
         EnCana Corp.                                                  88               3,334
         ENI-Ente Nazionale Idrocarburi SpA                            167              2,524
         EOG Resources Inc.                                            22               928
         Petroleo Brasileiro SA - Petrobras - ADR                      39               690
         Statoil ASA                                                   117              997
         Total Fina Elf SA                                             33               4,973
         YUKOS - ADR                                                   35               1,951
                                                                                      ---------
                                                                                        19,568
Pharmaceuticals - 11.1%
         Abbott Laboratories                                           40               1,764
         Aventis SA                                                    51               2,798
         GlaxoSmithKline Plc                                           41               830
         Pfizer Inc.                                                   158              5,395
         Roche Holding AG Genusschein                                  69               5,424
         Serono SA - Class B                                           1                756
         Takeda Chemical Industries Ltd.                               41               1,509
         Teva Pharmaceutical Industries Ltd. - ADR                     24               1,378
         Yamanouchi Pharmaceutical Co. Ltd.                            67               1,746
                                                                                      ---------
                                                                                        21,600
Retail - 1.4%
         Costco Wholesale Corp. (b)                                    29               1,055
         Home Depot Inc.                                               15               492
         Walgreen Co.                                                  40               1,199
                                                                                      ---------
                                                                                        2,746
Semiconductors - 3.4%
         Rohm Co. Ltd.                                                 6                655
         STMicroelectronics NV                                         151              3,171
         STMicroelectronics NV - NYS                                   48               991
         Texas Instruments Inc.                                        37               646
         Xilinx Inc. (b)                                               44               1,125
                                                                                      ---------
                                                                                        6,588
Software - 3.9%
         Computer Associates International Inc.                        45               1,009
         Fiserv Inc. (b)                                               33               1,176
         Microsoft Corp.                                               208              5,328
                                                                                      ---------
                                                                                        7,513
Telecommunications - 2.7%
         China Telecom Corp. Ltd.                                      3,518            807
         China Telecom Corp. Ltd. - ADR  (b)                           8                172
         Deutsche Telekom AG (b)                                       219              3,349
         Telecom Italia SpA-RNC                                        80               436
         Telecom Italia SpA                                            51               461
                                                                                      ---------
                                                                                        5,225
Telecommunications Equipment - 2.3%
         Cisco Systems Inc. (b)                                        102              1,707
         Nokia Oyj                                                     123              2,022
         Nokia Oyj - ADR                                               43               706
                                                                                      ---------
                                                                                        4,435
Tobacco - 1.1%
         Altria Group Inc.                                             41               1,842
         Japan Tobacco Inc.                                            -                389
                                                                                      ---------
                                                                                        2,231
Wireless Telecommunications - 3.0%
         China Mobile Ltd.                                             1,291            3,046
         Vodafone Group Plc - ADR                                      29               565
         Vodafone Group Plc                                            1,133            2,215
                                                                                      ---------
                                                                                        5,826
                                                                                      ---------

         Total Common Stocks (cost $187,281)                                            190,728
                                                                                      ---------

Preferred Stocks - 0.4%
Auto Manufacturers - 0.2%
         Porsche AG                                                    1                500

Media - 0.2%
         News Corp. Ltd.                                               48               298
                                                                                      ---------
         Total Preferred Stocks (cost $644)                                             798
                                                                                      ---------

Short Term Investments - 2.5%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       86               86
U.S. Government Agencies - 2.5%
         Federal National Mortgage Association,
         0.95%, 07/01/03                                               $4,800           4,800
                                                                                      ---------
         Total Short Term Investments (cost $4,886)                                     4,886
                                                                                      ---------

Total Investments - 100.8% (cost $192,811)                                              196,412
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.8%)                                             (1,635)
                                                                                      ---------
Total Net Assets - 100%                                                        $        194,777
                                                                                      ---------
                                                                                      ---------

Janus/JNL Growth & Income Fund

Common Stocks - 91.3%
Advertising - 0.8%
         Lamar Advertising Co. (b)                                     3       $        121

Aerospace & Defense - 1.6%
         General Dynamics Corp.                                        1                55
         Lockheed Martin Corp.                                         4                176
                                                                                      ---------
                                                                                        231
Airlines - 0.4%
         Southwest Airlines Co.                                        4                60

Banks - 3.2%
         Bank of America Corp.                                         3                212
         Northern Trust Corp.                                          -                20
         US Bancorp.                                                   10               234
                                                                                      ---------
                                                                                        466
Beverages - 3.0%
         Anheuser-Busch Cos. Inc.                                      6                295
         PepsiCo Inc.                                                  3                146
                                                                                      ---------
                                                                                        441
Chemicals - 1.7%
         E.I. Du Pont de Nemours and Co.                               6                249

Commercial Services - 1.5%
         Accenture Ltd. (b)                                            3                61
         Paychex Inc.                                                  2                73
         Valassis Communications Inc. (b)                              3                81
                                                                                      ---------
                                                                                        215
Computers - 4.2%
         Apple Computer Inc. (b)                                       6                122
         Ceridian Corp. (b)                                            7                124
         Dell Computer Corp. (b)                                       3                87
         International Business Machines Corp.                         2                172
         Lexmark International Inc. (b)                                1                105
                                                                                      ---------
                                                                                        610
Cosmetics & Personal Care - 2.7%
         Colgate-Palmolive Co.                                         2                125
         Procter & Gamble Co.                                          3                265
                                                                                      ---------
                                                                                        390
Diversified Financial Services - 10.0%
         CIT Group Inc.                                                8                185
         Citigroup Inc.                                                16               696
         Fannie Mae                                                    5                336
         Goldman Sachs Group Inc.                                      2                156
         JPMorgan Chase & Co.                                          3                88
                                                                                      ---------
                                                                                        1,461
Environmental Control - 1.1%
         Waste Management Inc.                                         7                157

Food - 0.5%
         Whole Foods Market Inc. (b)                                   1                72

Healthcare - 2.7%
         C.R. Bard Inc.                                                -                11
         Inamed Corp. (b)                                              -                12
         Medtronic Inc.                                                5                249
         UnitedHealth Group Inc.                                       3                131
                                                                                      ---------
                                                                                        403
Insurance - 8.3%
         AFLAC Inc.                                                    3                82
         American International Group Inc.                             2                111
         Berkshire Hathaway Inc. - Class B (b)                         -                304
         John Hancock Financial Services Inc.                          4                131
         Marsh & McLennan Cos. Inc.                                    7                380
         MGIC Investment Corp.                                         2                107
         Travelers Property Casualty Corp.                             6                98
                                                                                      ---------
                                                                                        1,213
Internet - 1.5%
         InterActiveCorp (b)                                           6                227

Iron & Steel - 0.3%
         Nucor Corp.                                                   1                55

Lodging - 2.7%
         Fairmont Hotels & Resorts Inc.                                5                125
         Four Seasons Hotels Inc.                                      1                46
         Park Place Entertainment Corp. (b)                            10               90
         Starwood Hotels & Resorts Worldwide Inc.                      5                132
                                                                                      ---------
                                                                                        393
Manufacturing - 5.4%
         3M Co.                                                        1                182
         General Electric Co.                                          15               440
         Honeywell International Inc.                                  4                111
         Tyco International Ltd.                                       4                82
                                                                                      ---------
                                                                                        815
Media - 13.0%
         AOL Time Warner Inc. (b)                                      4                67
         Clear Channel Communications Inc. (b)                         5                205
         Comcast Corp. - Special Class A (b)                           12               358
         COX Communications Inc. (b)                                   7                212
         Gannett Co. Inc.                                              2                177
         Liberty Media Corp. (b)                                       34               392
         Viacom Inc. - Class B (b)                                     9                376
         Walt Disney Co.                                               6                126
                                                                                      ---------
                                                                                        1,913
Oil & Gas Producers - 6.6%
         Anadarko Petroleum Corp.                                      2                71
         ConocoPhillips                                                3                166
         EnCana Corp.                                                  7                270
         Exxon Mobil Corp.                                             13               465
                                                                                      ---------
                                                                                        972
Pharmaceuticals - 5.9%
         Abbott Laboratories                                           3                120
         Caremark Rx Inc. (b)                                          3                86
         Merck & Co. Inc.                                              2                127
         Pfizer Inc.                                                   10               336
         Roche Holding AG Genusschein                                  2                192
                                                                                      ---------
                                                                                        861
Pipelines - 0.8%
         Kinder Morgan Inc.                                            2                112

Retail - 0.8%
         Autozone Inc. (b)                                             -                4
         Best Buy Co. Inc. (b)                                         -                5
         Wal-Mart Stores Inc.                                          2                109
                                                                                      ---------
                                                                                        118
Semiconductors - 3.6%
         Applied Materials Inc. (b)                                    4                60
         Linear Technology Corp.                                       4                120
         Maxim Integrated Products Inc.                                7                232
         Nvidia Corp. (b)                                              1                26
         Texas Instruments Inc.                                        5                86
                                                                                      ---------
                                                                                        524
Software - 4.5%
         Automatic Data Processing Inc.                                3                87
         Electronic Arts Inc. (b)                                      1                89
         Microsoft Corp.                                               19               480
                                                                                      ---------
                                                                                        656
Telecommunications - 0.4%
         SBC Communications Inc.                                       2                53

Telecommunications Equipment - 2.0%
         Cisco Systems Inc. (b)                                        11               179
         Nokia Oyj - ADR                                               7                115
                                                                                      ---------
                                                                                        294
Toys & Hobbies - 1.2%
         Mattel Inc.                                                   9                172

Transportation - 1.0%
         C.H. Robinson Worldwide Inc.                                  2                62
         Canadian National Railway Co.                                 2                87
                                                                                      ---------
                                                                                        149
                                                                                      ---------
         Total Common Stocks (cost $13,493)                                             13,403
                                                                                      ---------

Corporate Bonds - 4.3%
Advertising - 0.2%
         Lamar Advertising Co.
         5.25%, 09/15/06 (j)                                           $15              16
         2.875%, 12/31/10 (j)                                          15               15
                                                                                      ---------
                                                                                        31
Electric - 0.1%
         CMS Energy Corp., 7.625%, 11/15/04                            15               15

Entertainment - 0.2%
         Six Flags Inc.
         9.50%, 02/01/09                                               5                5
         8.875%, 02/01/10                                              20               19
                                                                                      ---------
                                                                                        24
Environmental Control - 0.5%
         Allied Waste North America, 7.875%, 04/15/13                  10               10
         Waste Management Inc.
         6.375%, 12/01/03                                              40               41
         7.00%, 10/01/04                                               15               16
         7.00%, 05/15/05                                               11               12
                                                                                      ---------
                                                                                        79
Media - 0.2%
         COX Communications Inc., 7.125%, 10/01/12                     22               26

Oil & Gas Producers - 0.2%
         Devon Energy Corp., 3.624%, 06/27/20 (j) (k)                  45               24

Packaging & Containers - 0.2%
         Sealed Air Corp., 3.00%, 06/30/33 (e) (j)                     32               32

Pipelines - 0.1%
         El Paso Corp., 7.875%, 06/15/12 (e)                           10               9

Retail - 1.7%
         Wal-Mart Stores Inc., 4.375%, 08/01/03                        255              256

Telecommunications - 0.2%
         CenturyTel Inc., 8.375%, 10/15/10                             20               25

Toys & Hobbies - 0.4%
         Mattel Inc.
         6.00%, 07/15/03                                               20               20
         6.125%, 07/15/05                                              34               36
                                                                                      ---------
                                                                                        56
Transportation - 0.4%
         Wisconsin Central Transport, 6.625%, 04/15/08                 45               52
                                                                                      ---------
         Total Corporate Bonds (cost $604)                                              629
                                                                                      ---------

Preferred Stocks - 3.7%
Auto Manufacturers - 2.5%
         General Motors Corp., 6.25% (j)                               4                107
         General Motors Corp., 5.25%                                   4                88
         Porsche AG                                                    -                178
                                                                                      ---------
                                                                                        373
Banks - 0.3%
         State Street Corp., 6.75% (j)                                 -                41

Electric - 0.8%
         Centerpoint Energy Inc., 2.00% (j)                            4                114

Environmental Control - 0.1%
         Allied Waste Industries, 6.25% (j)                            -                20
                                                                                      ---------
         Total Preferred Stocks (cost $613)                                             548
                                                                                      ---------

Government Securities - 0.9%
U.S. Treasury Securities - 0.9%
         U.S. Treasury Note
         2.25%, 07/31/04                                               $10              10
         3.50%, 11/15/06                                               110              116
                                                                                      ---------
         Total Government Securities (cost $121)                                        126
                                                                                      ---------

Short Term Investments - 0.3%
Money Market Funds - 0.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       44               44
                                                                                      ---------
         Total Short Term Investments (cost $44)                                        44
                                                                                      ---------

Total Investments - 100.5% (cost $14,875)                                               14,750
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.5%)                                             (77)
                                                                                      ---------
Total Net Assets - 100%                                                        $        14,673
                                                                                      ---------
                                                                                      ---------

JPMorgan/JNL Enhanced S&P 500(R) Stock Index Fund

Common Stocks - 97.8%
Aerospace & Defense - 2.2%
         Boeing Co.                                                    4       $        127
         Goodrich Corp.                                                -                4
         Lockheed Martin Corp.                                         4                209
         Northrop Grumman Corp.                                        1                78
         Raytheon Co.                                                  8                253
         United Technologies Corp.                                     7                510
                                                                                      ---------
                                                                                        1,181
Agriculture - 0.4%
         Monsanto Co.                                                  12               260

Apparel - 1.2%
         Jones Apparel Group Inc. (b)                                  8                225
         NIKE Inc.                                                     7                374
                                                                                      ---------
                                                                                        599
Auto Manufacturers - 0.1%
         Ford Motor Co.                                                2                26
         General Motors Corp.                                          -                14
                                                                                      ---------
                                                                                        40
 Auto Parts & Equipment - 0.6%
         Johnson Controls Inc.                                         2                205
         Lear Corp. (b)                                                2                92
                                                                                      ---------
                                                                                        297
Banks - 4.7%
         Bank of America Corp.                                         3                229
         Compass Bancshares Inc.                                       1                21
         Hibernia Corp.                                                2                29
         Mellon Financial Corp.                                        7                186
         National Commerce Financial Corp.                             2                51
         North Fork Bancorp. Inc.                                      2                61
         SouthTrust Corp.                                              4                101
         SunTrust Banks Inc.                                           5                291
         US Bancorp.                                                   31               760
         Wachovia Corp.                                                14               559
         Wells Fargo & Co.                                             3                131
                                                                                      ---------
                                                                                        2,419
Beverages - 2.7%
         Coca-Cola Co.                                                 24               1,128
         PepsiCo Inc.                                                  6                271
                                                                                      ---------
                                                                                        1,399
Biotechnology - 0.9%
         Amgen Inc. (b)                                                7                439
         Human Genome Sciences Inc. (b)                                2                24
                                                                                      ---------
                                                                                        463
Building Materials - 0.3%
         Masco Corp.                                                   6                138

Chemicals - 0.9%
         Air Products & Chemicals Inc.                                 4                150
         Eastman Chemical Co.                                          4                133
         Praxair Inc.                                                  3                180
                                                                                      ---------
                                                                                        463
Commercial Services - 0.4%
         Cendant Corp. (b)                                             7                126
         Concord EFS Inc. (b)                                          4                54
                                                                                      ---------
                                                                                        180
Computers - 4.3%
         Affiliated Computer Services Inc. - Class A (b)               1                55
         Computer Sciences Corp. (b)                                   4                133
         Dell Computer Corp. (b)                                       21               655
         EMC Corp. (b)                                                 17               175
         Hewlett-Packard Co.                                           10               209
         International Business Machines Corp.                         9                767
         NCR Corp. (b)                                                 2                59
         Sun Microsystems Inc. (b)                                     35               161
                                                                                      ---------
                                                                                        2,214
Cosmetics & Personal Care - 3.1%
         Gillette Co.                                                  14               443
         Procter & Gamble Co.                                          13               1,124
                                                                                      ---------
                                                                                        1,567
Diversified Financial Services - 9.6%
         Capital One Financial Corp.                                   9                417
         CIT Group Inc.                                                6                138
         Citigroup Inc.                                                37               1,584
         Countrywide Financial Corp.                                   8                536
         E*TRADE Group Inc. (b)                                        10               85
         Fannie Mae                                                    6                398
         Freddie Mac                                                   8                401
         Goldman Sachs Group Inc.                                      5                444
         MBNA Corp.                                                    7                154
         Merrill Lynch & Co. Inc.                                      3                117
         Morgan Stanley                                                15               624
                                                                                      ---------
                                                                                        4,898
Electric - 2.8%
         American Electric Power Co. Inc.                              4                113
         Dominion Resources Inc.                                       1                90
         DTE Energy Co.                                                2                89
         Edison International (b)                                      12               194
         Entergy Corp.                                                 1                26
         FirstEnergy Corp.                                             3                100
         PG&E Corp. (b)                                                13               271
         Pinnacle West Capital Corp.                                   5                169
         Progress Energy Inc.                                          2                70
         Public Service Enterprise Group Inc.                          2                101
         SCANA Corp.                                                   1                31
         Xcel Energy Inc.                                              12               185
                                                                                      ---------
                                                                                        1,439
Environmental Control - 0.5%
         Waste Management Inc.                                         10               248

Food - 0.7%
         Archer-Daniels-Midland Co.                                    4                49
         Kellogg Co.                                                   2                73
         Kraft Foods Inc.                                              4                133
         Sysco Corp.                                                   4                117
                                                                                      ---------
                                                                                        372
Forest Products & Paper - 0.3%
         Bowater Inc.                                                  2                87
         Georgia-Pacific Corp.                                         3                49
         Weyerhaeuser Co.                                              -                16
                                                                                      ---------
                                                                                        152
Hand & Machine Tools - 0.0%
         Black & Decker Corp.                                          1                22

Healthcare - 4.6%
         Aetna Inc.                                                    6                368
         Anthem Inc. (b)                                               4                332
         Baxter International Inc.                                     3                83
         Becton Dickinson & Co.                                        2                93
         Guidant Corp.                                                 14               630
         Johnson & Johnson                                             9                486
         Medtronic Inc.                                                2                110
         St. Jude Medical Inc. (b)                                     2                121
         Tenet Healthcare Corp. (b)                                    1                12
         UnitedHealth Group Inc.                                       1                70
         WellPoint Health Networks Inc. (b)                            -                25
                                                                                      ---------
                                                                                        2,330
Household Products - 0.1%
         Fortune Brands Inc.                                           1                42

Insurance - 4.6%
         AFLAC Inc.                                                    1                25
         Allstate Corp.                                                13               463
         AMBAC Financial Group Inc.                                    5                331
         American International Group Inc.                             5                292
         AON Corp.                                                     10               234
         Cigna Corp.                                                   8                380
         Hartford Financial Services Group Inc.                        -                15
         MBIA Inc.                                                     4                195
         Protective Life Corp.                                         1                16
         Torchmark Corp.                                               2                75
         Travelers Property Casualty Corp.                             1                11
         Travelers Property Casualty Corp. - Class A                   20               312
                                                                                      ---------
                                                                                        2,349
Internet - 0.6%
         eBay Inc. (b)                                                 3                313

Iron & Steel - 0.2%
         United States Steel Corp.                                     6                97

Leisure Time - 0.6%
         Carnival Corp.                                                5                150
         Harley-Davidson Inc.                                          4                151
                                                                                      ---------
                                                                                        301
Lodging - 0.0%
         Marriott International Inc. - Class A                         -                4

Manufacturing - 5.1%
         3M Co.                                                        1                156
         Cooper Industries Ltd. - Class A                              -                4
         Danaher Corp.                                                 -                20
         Eastman Kodak Co.                                             1                14
         Eaton Corp.                                                   1                39
         General Electric Co.                                          52               1,491
         Honeywell International Inc.                                  11               287
         Ingersoll-Rand Co. - Class A                                  4                180
         SPX Corp. (b)                                                 -                13
         Tyco International Ltd.                                       22               412
                                                                                      ---------
                                                                                        2,616
Media - 4.4%
         AOL Time Warner Inc. (b)                                      22               351
         Clear Channel Communications Inc. (b)                         -                4
         Comcast Corp. - Class A (b)                                   3                104
         Comcast Corp. - Special Class A (b)                           11               311
         COX Communications Inc. (b)                                   -                3
         E.W. Scripps Co.                                              2                133
         Fox Entertainment Group Inc. (b)                              2                52
         Gannett Co. Inc.                                              -                23
         Liberty Media Corp. (b)                                       4                46
         McGraw-Hill Cos. Inc.                                         -                25
         Tribune Co.                                                   6                266
         Viacom Inc. - Class B (b)                                     18               782
         Walt Disney Co.                                               7                138
                                                                                      ---------
                                                                                        2,238
Mining - 0.6%
         Alcoa Inc.                                                    12               301

Office & Business Equipment - 0.1%
         Pitney Bowes Inc.                                             1                42

Oil & Gas Producers - 5.1%
         Anadarko Petroleum Corp.                                      8                369
         ChevronTexaco Corp.                                           6                456
         ConocoPhillips                                                11               586
         Devon Energy Corp.                                            2                80
         Diamond Offshore Drilling Inc.                                1                17
         ENSCO International Inc.                                      1                30
         Exxon Mobil Corp.                                             23               815
         Rowan Cos. Inc. (b)                                           6                123
         Transocean Inc. (b)                                           5                99
         Valero Energy Corp.                                           2                54
                                                                                      ---------
                                                                                        2,629
Oil & Gas Services - 0.6%
         Baker Hughes Inc.                                             5                158
         Cooper Cameron Corp. (b)                                      3                141
                                                                                      ---------
                                                                                        299
Packaging & Containers - 0.0%
         Smurfit-Stone Container Corp. (b)                             1                18

Pharmaceuticals - 9.0%
         Abbott Laboratories                                           8                332
         Bristol-Myers Squibb Co.                                      16               437
         Eli Lilly & Co.                                               8                559
         Forest Laboratories Inc. (b)                                  8                411
         Gilead Sciences Inc. (b)                                      2                89
         Medimmune Inc. (b)                                            3                95
         Merck & Co. Inc.                                              15               932
         Pfizer Inc.                                                   37               1,268
         Schering-Plough Corp.                                         1                26
         Watson Pharmaceuticals Inc. (b)                               -                12
         Wyeth                                                         9                428
                                                                                      ---------
                                                                                        4,589
Pipelines - 0.2%
         Dynegy Inc. - Class A (b)                                     17               70
         El Paso Corp.                                                 3                27
                                                                                      ---------
                                                                                        97
Real Estate - 0.4%
         CarrAmerica Realty Corp.                                      1                33
         Developers Diversified Realty Corp.                           1                28
         Equity Office Properties Trust                                1                22
         Highwoods Properties Inc.                                     -                9
         Mills Corp.                                                   1                17
         ProLogis                                                      2                41
         Rouse Co.                                                     1                34
                                                                                      ---------
                                                                                        184
Retail - 7.3%
         Abercrombie & Fitch Co. - Class A (b)                         7                187
         Bed Bath & Beyond Inc. (b)                                    3                124
         CVS Corp.                                                     11               314
         Darden Restaurants Inc.                                       2                28
         Family Dollar Stores Inc.                                     4                145
         Gap Inc.                                                      13               250
         Home Depot Inc.                                               19               636
         Kohl's Corp. (b)                                              4                221
         Lowe's Cos. Inc.                                              5                206
         McDonald's Corp.                                              2                33
         Target Corp.                                                  6                231
         Walgreen Co.                                                  5                163
         Wal-Mart Stores Inc.                                          17               923
         Wendy's International Inc.                                    1                26
         Yum! Brands Inc. (b)                                          8                234
                                                                                      ---------
                                                                                        3,721
Savings & Loans - 0.8%
         Astoria Financial Corp.                                       1                39
         Golden West Financial Corp.                                   -                16
         Greenpoint Financial Corp.                                    3                148
         Washington Mutual Inc.                                        5                194
                                                                                      ---------
                                                                                        397
Semiconductors - 2.9%
         Altera Corp. (b)                                              13               207
         Analog Devices Inc. (b)                                       3                104
         Applied Materials Inc. (b)                                    8                121
         Intel Corp.                                                   30               615
         Intersil Corp. (b)                                            -                5
         Maxim Integrated Products Inc.                                5                164
         Novellus Systems Inc. (b)                                     2                55
         QLogic Corp. (b)                                              1                53
         Xilinx Inc. (b)                                               7                185
                                                                                      ---------
                                                                                        1,509
Software - 5.2%
         Electronic Arts Inc. (b)                                      2                119
         First Data Corp.                                              12               501
         Microsoft Corp.                                               68               1,744
         Oracle Corp. (b)                                              11               126
         Siebel Systems Inc. (b)                                       18               169
                                                                                      ---------
                                                                                        2,659
Telecommunications - 3.4%
         BellSouth Corp.                                               6                170
         Qwest Communications International Inc. (b)                   7                34
         SBC Communications Inc.                                       16               399
         Sprint Corp. - FON Group                                      1                16
         Verizon Communications Inc.                                   28               1,101
                                                                                      ---------
                                                                                        1,720
Telecommunications Equipment - 2.0%
         Cisco Systems Inc. (b)                                        54               904
         Juniper Networks Inc. (b)                                     8                93
         Lucent Technologies Inc. (b)                                  22               44
                                                                                      ---------
                                                                                        1,041
Textiles - 0.0%
         Cintas Corp.                                                  1                24

Tobacco - 1.4%
         Altria Group Inc.                                             16               732

Toys & Hobbies - 0.3%
         Mattel Inc.                                                   7                132

Transportation - 1.4%
         Burlington Northern Santa Fe Corp.                            3                71
         CSX Corp.                                                     1                39
         FedEx Corp.                                                   5                304
         Norfolk Southern Corp.                                        2                46
         Union Pacific Corp.                                           2                87
         United Parcel Service Inc.                                    2                153
                                                                                      ---------
                                                                                        700
Wireless Telecommunications - 1.2%
         AT&T Wireless Services Inc. (b)                               22               183
         Motorola Inc.                                                 2                14
         Nextel Communications Inc. (b)                                -                7
         Qualcomm Inc.                                                 9                329
         Sprint Corp. - PCS Group (b)                                  10               60
                                                                                      ---------
                                                                                        593
                                                                                      ---------
         Total Common Stocks (cost $47,240)                                             50,028
                                                                                      ---------

Government Securities - 0.2%
U.S. Treasury Securities - 0.2%
         U.S. Treasury Note, 3.00%, 02/29/04 (l)                  $    100              101
                                                                                      ---------
         Total Government Securities (cost $101)                                        101
                                                                                      ---------

Short Term Investments - 2.6%
Money Market Funds - 2.6%
         Dreyfus Cash Management Plus, 1.07% (a)                       1,342            1,342
                                                                                      ---------
         Total Short Term Investments (cost $1,342)                                     1,342
                                                                                      ---------

Total Investments - 100.6% (cost $48,683)                                               51,471
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.6%)                                             (300)
                                                                                      ---------
Total Net Assets - 100%                                                        $        51,171
                                                                                      ---------
                                                                                      ---------
JPMorgan/JNL International Value Fund

Common Stocks - 89.2%
Auto Manufacturers - 6.0%
         Bayerische Motoren Werke AG                                   3       $        133
         Honda Motor Co. Ltd.                                          4                152
         Nissan Motor Co. Ltd.                                         19               185
                                                                                      ---------
                                                                                        470
Banks - 20.5%
         ABN Amro Holding NV                                           8                154
         Allied Irish Banks Plc                                        9                134
         Australia & New Zealand Banking Group Ltd.                    16               195
         BNP Paribas SA                                                5                255
         Credit Suisse Group                                           4                118
         DBS Group Holdings Ltd.                                       30               175
         HSBC Holdings Plc                                             13               156
         Royal Bank of Scotland Group Plc                              3                75
         UBS AG                                                        4                234
         UniCredito Italiano SpA                                       25               118
                                                                                      ---------
                                                                                        1,614
Building Materials - 1.3%
         Holcim Ltd.                                                   3                109

Chemicals - 3.1%
         BASF AG                                                       3                122
         Reliance Industries Ltd. - GDR (e)                            8                118
                                                                                      ---------
                                                                                        240
Commercial Services - 1.0%
         Rank Group Plc                                                19               80

Distribution & Wholesale - 1.4%
         Marubeni Corp.                                                85               110

Diversified Financial Services - 1.4%
         Daiwa Securities Group Inc.                                   19               109

Electric - 9.2%
         CEMIG SA - ADR                                                8                72
         E.ON AG                                                       5                236
         Iberdrola SA                                                  15               254
         Scottish Power Plc                                            26               159
                                                                                      ---------
                                                                                        721
Electrical Components & Equipment - 3.3%
         Hitachi Ltd.                                                  40               170
         Samsung Electronics Co. Ltd. - GDR (b) (e)                    -                11
         Samsung Electronics Co. Ltd.                                  -                80
                                                                                      ---------
                                                                                        261
Electronics - 1.9%
         Koninklijke Philips Electronics NV                            8                148

Food - 5.7%
         Cadbury Schweppes Plc                                         17               102
         Tesco Plc                                                     44               160
         Unilever Plc                                                  23               181
                                                                                      ---------
                                                                                        443
Holding Companies - Diversified - 1.0%
         Wharf Holdings Ltd.                                           40               76

Insurance - 6.1%
         ING Groep NV                                                  13               219
         Sompo Japan Insurance Inc.                                    18               98
         Zurich Financial Services AG (b)                              1                160
                                                                                      ---------
                                                                                        477
Iron & Steel - 1.3%
         JFE Holdings Inc.                                             7                105

Machinery - 1.7%
         Kubota Corp.                                                  48               130

Media - 1.5%
         Granada Plc                                                   76               114

Mining - 1.8%
         WMC Resources Ltd. (b)                                        59               139

Oil & Gas Producers - 8.9%
         ENI-Ente Nazionale Idrocarburi SpA                            6                96
         LUKOIL - ADR                                                  2                164
         Royal Dutch Petroleum Co. - NYS                               5                244
         Total Fina Elf SA                                             1                194
                                                                                      ---------
                                                                                        698
Pharmaceuticals - 4.1%
         Chugai Pharmaceutical Co. Ltd.                                10               111
         GlaxoSmithKline Plc                                           5                99
         Schering AG                                                   2                111
                                                                                      ---------
                                                                                        321
Retail - 1.1%
         Compagnie Financiere Richemont AG - Class A                   5                84

Telecommunications - 5.4%
         Royal KPN NV (b)                                              24               168
         Singapore Telecommunications Ltd.                             113              97
         Telefonica SA (b)                                             14               160
                                                                                      ---------
                                                                                        425

Wireless Telecommunications - 1.5%
         Advanced Info Service Public Company Ltd.                     79               114
                                                                                      ---------
         Total Common Stocks (cost $6,385)                                              6,988
                                                                                      ---------

Short Term Investments - 11.2%
Money Market Funds - 9.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       397              397
         Dreyfus Government Cash Management, 0.98% (a)                 332              332
                                                                                      ---------
                                                                                        729
U.S. Treasury Bills - 1.9%
         U.S. Treasury Bill, 1.175%, 08/28/03 (l)            $         150              150
                                                                                      ---------
         Total Short Term Investments (cost $879)                                       879
                                                                                      ---------

Total Investments - 100.4% (cost $7,264)                                                7,867
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.4%)                                             (33)
                                                                                      ---------
Total Net Assets - 100%                                                        $        7,834
                                                                                      ---------
                                                                                      ---------

Lazard/JNL Mid Cap Value Fund

Common Stocks - 96.0%
Aerospace & Defense - 2.6%
         Alliant Techsystems Inc. (b)                                  27      $        1,391
         Rockwell Collins Inc.                                         50               1,236
                                                                                      ---------
                                                                                        2,627
Apparel - 3.0%
         NIKE Inc.                                                     25               1,327
         Polo Ralph Lauren Corp.                                       63               1,614
                                                                                      ---------
                                                                                        2,941
Auto Parts & Equipment - 1.3%
         Lear Corp. (b)                                                29               1,330

Banks - 5.7%
         City National Corp.                                           43               1,921
         Mercantile Bankshares Corp.                                   35               1,394
         Northern Trust Corp.                                          21               894
         SouthTrust Corp.                                              46               1,262
                                                                                      ---------
                                                                                        5,471
Beverages - 2.0%
         Pepsi Bottling Group Inc.                                     96               1,920

Biotechnology - 1.0%
         Genzyme Corp. (b)                                             22               936

Building Materials - 1.6%
         American Standard Cos. Inc. (b)                               21               1,575

Chemicals - 1.6%
         Rohm & Haas Co.                                               51               1,570

Commercial Services - 3.8%
         Aramark Corp. (b)                                             88               1,968
         First Health Group Corp. (b)                                  63               1,725
                                                                                      ---------
                                                                                        3,693
Computers - 2.4%
         Apple Computer Inc. (b)                                       80               1,534
         Lexmark International Inc. (b)                                11               750
                                                                                      ---------
                                                                                        2,284
Distribution & Wholesale - 1.5%
         CDW Corp. (b)                                                 31               1,438

Diversified Financial Services - 2.6%
         Federated Investors Inc.                                      40               1,089
         Student Loan Corp.                                            11               1,411
                                                                                      ---------
                                                                                        2,500
Electric - 2.4%
         Entergy Corp.                                                 20               1,029
         NiSource Inc.                                                 67               1,268
                                                                                      ---------
                                                                                        2,297
Electronics - 1.3%
         Waters Corp. (b)                                              42               1,212

Environmental Control - 1.9%
         Republic Services Inc. (b)                                    79               1,795

Gas - 1.6%
         KeySpan Corp.                                                 44               1,542

Hand & Machine Tools - 1.5%
         Black & Decker Corp.                                          33               1,434

Healthcare - 7.7%
         DaVita Inc. (b)                                               68               1,816
         Guidant Corp.                                                 47               2,064
         Laboratory Corp. of America Holdings (b)                      67               2,029
         Triad Hospitals Inc. (b)                                      59               1,454
                                                                                      ---------
                                                                                        7,363
 Household Products - 3.0%
         Avery Dennison Corp.                                          29               1,446
         Newell Rubbermaid Inc.                                        50               1,397
                                                                                      ---------
                                                                                        2,843
Insurance - 2.7%
         Jefferson-Pilot Corp.                                         41               1,700
         Protective Life Corp.                                         34               912
                                                                                      ---------
                                                                                        2,612
Internet - 1.0%
         Symantec Corp. (b)                                            22               956

Lodging - 1.5%
         Mandalay Resort Group                                         46               1,449

Manufacturing - 1.3%
         Eaton Corp.                                                   16               1,258

Media - 1.4%
         Lee Enterprises Inc.                                          35               1,306

Office & Business Equipment - 2.0%
         Pitney Bowes Inc.                                             51               1,967

Oil & Gas Producers - 3.2%
         Burlington Resources Inc.                                     17               941
         GlobalSantaFe Corp.                                           69               1,613
         Valero Energy Corp.                                           14               505
                                                                                      ---------
                                                                                        3,059
Oil & Gas Services - 2.3%
         Baker Hughes Inc.                                             35               1,158
         Cooper Cameron Corp. (b)                                      21               1,038
                                                                                      ---------
                                                                                        2,196
Pharmaceuticals - 6.0%
         AmerisourceBergen Corp.                                       22               1,532
         Barr Laboratories Inc. (b)                                    24               1,565
         King Pharmaceuticals Inc. (b)                                 91               1,341
         NBTY Inc. (b)                                                 65               1,363
                                                                                      ---------
                                                                                        5,801
Real Estate - 5.4%
         AMB Property Corp.                                            53               1,479
         Archstone-Smith Trust                                         64               1,529
         Health Care Property Investors Inc.                           51               2,143
                                                                                      ---------
                                                                                        5,151
Retail - 7.6%
         American Eagle Outfitters Inc. (b)                            58               1,059
         Borders Group Inc. (b)                                        67               1,185
         Gap Inc.                                                      81               1,525
         TJX Cos. Inc.                                                 97               1,835
         Yum! Brands Inc. (b)                                          57               1,679
                                                                                      ---------
                                                                                        7,283
Savings & Loans - 1.2%
         Golden West Financial Corp.                                   14               1,120

Semiconductors - 0.8%
         Altera Corp. (b)                                              46               748

Software - 6.3%
         BMC Software Inc. (b)                                         100              1,626
         Dun & Bradstreet Corp. (b)                                    33               1,373
         PeopleSoft Inc. (b)                                           69               1,208
         SEI Investments Co.                                           59               1,898
                                                                                      ---------
                                                                                        6,105
Textiles - 1.4%
         Mohawk Industries Inc. (b)                                    24               1,322

Toys & Hobbies - 1.9%
         Mattel Inc.                                                   96               1,818

Transportation - 1.5%
         Swift Transportation Co. Inc. (b)                             80               1,482
                                                                                      ---------
         Total Common Stocks (cost $84,718)                                             92,404
                                                                                      ---------

Short Term Investments - 3.7%
Money Market Funds - 3.7%
         Dreyfus Cash Management Plus, 1.07% (a)                       3,519            3,519
                                                                                      ---------
         Total Short Term Investments (cost $3,519)                                     3,519
                                                                                      ---------

Total Investments - 99.7% (cost $88,237)                                                95,923
                                                                                      ---------
Other Assets and Liabilities, Net - 0.3%                                                309
                                                                                      ---------
Total Net Assets - 100%                                                        $        96,232
                                                                                      ---------
                                                                                      ---------

Lazard/JNL Small Cap Value Fund

Common Stocks - 96.7%
Advertising - 1.7%
         Advo Inc. (b)                                                 14      $        613
         R.H. Donnelley Corp. (b)                                      24               868
                                                                                      ---------
                                                                                        1,481
Aerospace & Defense - 2.8%
         DRS Technologies Inc. (b)                                     35               984
         Moog Inc. - Class A (b)                                       15               514
         Titan Corp. (b)                                               105              1,081
                                                                                      ---------
                                                                                        2,579
Agriculture - 0.9%
         Delta & Pine Land Co.                                         39               864

Auto Parts & Equipment - 0.2%
         American Axle & Manufacturing Holdings Inc. (b)               10               227

Banks - 7.8%
         Chittenden Corp.                                              14               385
         Community First Bankshares Inc.                               36               975
         East-West Bancorp. Inc.                                       18               643
         First Community Bancorp.                                      13               418
         First Midwest Bancorp. Inc.                                   40               1,141
         Hudson United Bancorp.                                        29               994
         South Financial Group Inc.                                    18               415
         Sterling Bancshares Inc.                                      76               999
         United Bankshares Inc.                                        36               1,029
         W Holding Co. Inc.                                            19               325
                                                                                      ---------
                                                                                        7,324
Beverages - 0.4%
         Robert Mondavi Corp. - Class A (b)                            15               382

Biotechnology - 1.1%
         Cambrex Corp.                                                 19               430
         Invitrogen Corp. (b)                                          16               599
                                                                                      ---------
                                                                                        1,029
Building Materials - 0.5%
         Florida Rock Industries Inc.                                  11               466

Chemicals - 2.7%
         Ferro Corp.                                                   29               660
         Olin Corp.                                                    48               826
         Spartech Corp.                                                48               1,010
                                                                                      ---------
                                                                                        2,496
Commercial Services - 4.0%
         FTI Consulting Inc. (b)                                       32               792
         Learning Tree International Inc. (b)                          51               803
         Plexus Corp. (b)                                              59               684
         PRG-Schultz International Inc. (b)                            84               494
         Watson Wyatt & Co. Holdings (b)                               42               969
                                                                                      ---------
                                                                                        3,742
Computers - 3.8%
         Advanced Digital Information Corp. (b)                        122              1,221
         Maxtor Corp. (b)                                              130              979
         Mentor Graphics Corp. (b)                                     77               1,114
         Tier Technologies Inc. - Class B (b)                          37               283
                                                                                      ---------
                                                                                        3,597
Distribution & Wholesale - 1.0%
         ScanSource Inc. (b)                                           36               960

Diversified Financial Services - 2.4%
         Financial Federal Corp. (b)                                   28               688
         IndyMac Bancorp. Inc.                                         42               1,078
         WP Stewart & Co. Ltd.                                         20               450
                                                                                      ---------
                                                                                        2,216
Electric - 1.7%
         Black Hills Corp.                                             13               387
         DQE Inc.                                                      37               553
         MDU Resources Group Inc.                                      21               700
                                                                                      ---------
                                                                                        1,640
Electronics - 3.9%
         Coherent Inc. (b)                                             57               1,359
         Electro Scientific Industries Inc. (b)                        17               258
         Fisher Scientific International (b)                           37               1,295
         Varian Inc. (b)                                               21               728
                                                                                      ---------
                                                                                        3,640
Engineering & Construction - 1.0%
         Chicago Bridge & Iron Co. NV                                  42               957

Entertainment - 1.0%
         Intrawest Corp.                                               71               941

Environmental Control - 0.8%
         Waste Connections Inc. (b)                                    22               775

Food - 0.0%
         Aurora Foods Inc. (b)                                         1                -

Gas - 1.2%
         AGL Resources Inc.                                            25               623
         Energen Corp.                                                 16               523
                                                                                      ---------
                                                                                        1,146
Healthcare - 5.3%
         Covance Inc. (b)                                              49               884
         Inamed Corp. (b)                                              16               832
         LifePoint Hospitals Inc. (b)                                  43               905
         Manor Care Inc. (b)                                           48               1,210
         Pediatrix Medical Group Inc. (b)                              15               538
         Viasys Healthcare Inc. (b)                                    31               640
                                                                                      ---------
                                                                                        5,009
Household Products - 3.1%
         Fossil Inc. (b)                                               36               839
         John H. Harland Co.                                           11               282
         Moore Wallace Inc. (b)                                        66               970
         Scotts Co. - Class A (b)                                      16               812
                                                                                      ---------
                                                                                        2,903
Insurance - 3.4%
         HCC Insurance Holdings Inc.                                   29               845
         Max Re Capital Ltd.                                           43               641
         Reinsurance Group of America                                  14               443
         RLI Corp.                                                     17               553
         Triad Guaranty Inc. (b)                                       18               676
                                                                                      ---------
                                                                                        3,158
Internet - 0.3%
         ProQuest Co. (b)                                              11               286

Leisure Time - 1.2%
         Brunswick Corp.                                               46               1,158

Lodging - 1.0%
         Extended Stay America Inc. (b)                                68               917

Machinery - 1.6%
         AGCO Corp. (b)                                                40               690
         Nordson Corp.                                                 34               809
                                                                                      ---------
                                                                                        1,499
Manufacturing - 1.0%
         Roper Industries Inc.                                         26               963

Media - 4.0%
         Journal Register Co. (b)                                      63               1,143
         Liberty Corp.                                                 28               1,190
         Pulitzer Inc.                                                 12               608
         Scholastic Corp. (b)                                          27               801
                                                                                      ---------
                                                                                        3,742
Office Furnishings - 1.1%
         Herman Miller Inc.                                            52               1,047

Oil & Gas Producers - 3.0%
         Helmerich & Payne Inc.                                        34               981
         Newfield Exploration Co. (b)                                  29               1,078
         St. Mary Land & Exploration Co.                               29               778
                                                                                      ---------
                                                                                        2,837

Oil & Gas Services - 2.8%
         CAL Dive International Inc. (b)                               48               1,049
         Key Energy Services Inc. (b)                                  99               1,060
         Lone Star Technologies Inc. (b)                               24               512
                                                                                      ---------
                                                                                        2,621
Packaging & Containers - 0.9%
         Packaging Corp. of America (b)                                48               890

Pharmaceuticals - 4.7%
         aaiPharma Inc. (b)                                            79               1,564
         Andrx Corp. (b)                                               51               1,019
         Celgene Corp. (b)                                             32               967
         MIM Corp. (b)                                                 136              891
                                                                                      ---------
                                                                                        4,441
Pipelines - 1.8%
         Kinder Morgan Management LLC (b)                              30               1,109
         Western Gas Resources Inc.                                    14               539
                                                                                      ---------
                                                                                        1,648
Real Estate - 5.5%
         Alexandria Real Estate Equities Inc.                          17               773
         Camden Property Trust                                         25               877
         Capital Automotive REIT                                       1                20
         CarrAmerica Realty Corp.                                      15               420
         Catellus Development Corp. (b)                                34               757
         Healthcare Realty Trust Inc.                                  24               703
         Maguire Properties Inc. (b)                                   38               726
         Mills Corp.                                                   26               869
                                                                                      ---------
                                                                                        5,145
Retail - 6.5%
         AFC Enterprises Inc. (b)                                      67               1,090
         American Eagle Outfitters Inc. (b)                            70               1,270
         AnnTaylor Stores Corp. (b)                                    19               559
         BJ's Wholesale Club Inc. (b)                                  51               764
         Linens 'N Things Inc. (b)                                     43               1,015
         Sonic Corp. (b)                                               18               453
         Too Inc. (b)                                                  47               950
                                                                                      ---------
                                                                                        6,101
Semiconductors - 4.6%
         Actel Corp. (b)                                               58               1,195
         Axcelis Technologies Inc. (b)                                 60               370
         Cree Inc. (b)                                                 44               708
         Microsemi Corp. (b)                                           68               1,093
         Zoran Corp. (b)                                               48               920
                                                                                      ---------
                                                                                        4,286
Software - 0.9%
         Borland Software Corp. (b)                                    89               872

Telecommunications Equipment - 1.8%
         C-COR.net Corp. (b)                                           159              780
         Extreme Networks Inc. (b)                                     167              884
                                                                                      ---------
                                                                                        1,664
Transportation - 3.3%
         EGL Inc. (b)                                                  43               647
         Forward Air Corp. (b)                                         28               715
         Swift Transportation Co. Inc. (b)                             54               1,005
         USF Corp.                                                     29               777
                                                                                      ---------
                                                                                        3,144
                                                                                      ---------
         Total Common Stocks (cost $83,376)                                             90,793
                                                                                      ---------

Short Term Investments - 3.4%
Money Market Funds - 3.4%
         Dreyfus Cash Management Plus, 1.07% (a)                       3,201            3,201
                                                                                      ---------
         Total Short Term Investments (cost $3,201)                                     3,201
                                                                                      ---------

Total Investments - 100.1% (cost $86,577)                                               93,994
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.1%)                                             (69)
                                                                                      ---------
Total Net Assets - 100%                                                        $        93,925
                                                                                      ---------
                                                                                      ---------

Mellon Capital Management/JNL Bond Index Fund

Corporate Bonds - 33.3%
Aerospace & Defense - 0.3%
         United Technologies Corp., 6.35%, 03/01/11       $            75      $        87

Asset Backed Securities - 9.1%
         Bear Stearns Commercial Mortgage Securities,
         6.80%, 09/15/08                                               131              145
         Capital One Master Trust, 6.31%, 06/15/11                     200              225
         Capital One Prime Auto Receivables Trust, 2.59%, 09/15/09     150              152
         Chase Manhattan Auto Owner Trust, 3.09%, 11/15/05             76               76
         Chase Manhattan Bank-First Union, 7.44%, 08/15/31             50               60
         Chevy Chase Auto Receivables Trust, 3.80%, 11/15/05           140              141
         DaimlerChrysler Auto Trust, 3.78%, 02/06/07                   400              415
         DLJ Commercial Mortgage Corp.
         6.93%, 08/10/09                                               204              228
         6.46%, 03/10/32                                               50               58
         6.88%, 06/10/32                                               67               75
         First Union Commercial Mortgage Securities Inc.,
         6.65%, 11/18/29                                               100              114
         First Union National Bank Commercial Mortgage Trust
         7.18%, 12/15/31                                               87               95
         7.39%, 12/15/31                                               105              127
         First Union National Bank-Bank of America Commercial
         Mortgage Trust, 6.14%, 03/15/33                               301              345
         First Union-Lehman Brothers-Bank of America Commercial
         Mortgage Trust, 6.56%, 11/18/35                               250              288
         GMAC Commercial Mortgage Securities Inc.,
         6.42%, 05/15/35                                               100              115
         Heller Financial Commercial Mortgage Asset Corp.,
         6.50%, 05/15/31                                               103              114
         Honda Auto Receivables Owner Trust, 3.96%, 02/19/07           250              257
         Household Automotive Trust, 4.37%, 12/17/08                   100              105
         JPMorgan Commercial Mortgage Finance Corp.,
         6.51%, 10/15/35 (g)                                           35               40
         LB Commercial Conduit Mortgage Trust
         6.78%, 04/15/09                                               223              261
         6.48%, 02/18/30                                               200              228
         6.41%, 06/15/31                                               159              173
         LB-UBS Commercial Mortgage Trust, 5.40%, 03/15/26             119              128
         Morgan Stanley Capital I, 6.52%, 03/15/30                     100              115
         Morgan Stanley Dean Witter Capital I, 7.57%, 12/15/09         100              122
         Mortgage Capital Funding Inc., 7.29%, 02/20/27                35               40
         PP&L Transition Bond Co. LLC, 7.05%, 06/25/09                 55               64
         Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10     100              113
         Sears Credit Account Master Trust, 5.65%, 03/17/09            263              272
         Toyota Auto Receivables Owner Trust, 4.72%, 09/15/08          125              130
                                                                                      ---------
                                                                                        4,821
Auto Manufacturers - 0.7%
         DaimlerChrysler NA Holding Corp.
              7.25%, 01/18/06                                          250              276
              4.05%, 06/04/08                                          100              99
                                                                                      ---------
                                                                                        375
Banks - 5.5%
         Bank of America Corp.  5.25%, 02/01/07                        100              110
         4.875%, 09/15/12                                              150              158
         Bank One Corp., 6.50%, 02/01/06                               200              222
         BB&T Corp., 6.50%, 08/01/11                                   75               88
         JP Morgan Chase & Co.
         5.625%, 08/15/06                                              100              110
         6.625%, 03/15/12                                              100              115
         KeyCorp, 4.625%, 05/16/05                                     150              158
         KFW International Finance, 2.50%, 10/17/05                    100              102
         Korea Development Bank, 5.50%, 11/13/12                       75               80
         National Australia Bank Ltd., 8.60%, 05/19/10                 250              323
         National City Bank, 4.625%, 05/01/13                          100              102
         National Westminster Bank PLC, 7.375%, 10/01/09               250              307
         NB Capital Trust II, 7.83%, 12/15/26                          75               87
         Popular North America Inc., 4.25%, 04/01/08                   100              104
         Province of Ontario, 6.00%, 02/21/06                          200              222
         Royal Bank of Scotland Group Plc, 5.00%, 10/01/14             100              105
         US Bancorp., 6.75%, 10/15/05                                  75               83
         US Bank National Association, 6.375%, 08/01/11                100              117
         Wachovia Corp., 7.55%, 08/18/05                               100              112
         Wells Fargo & Co., 5.00%, 11/15/14                            200              212
                                                                                      ---------
                                                                                        2,917
Beverages - 0.3%
         Anheuser-Busch Cos. Inc., 6.80%, 01/15/31                     75               91
         Coca-Cola Enterprises Inc., 6.125%, 08/15/11                  75               86
                                                                                      ---------
                                                                                        177
Chemicals - 0.4%
         Dow Chemical Co.
         6.125%, 02/01/11                                              50               55
         6.00%, 10/01/12                                               50               54
         E.I. du Pont de Nemours & Co., 4.75%, 11/15/12                100              106
                                                                                      ---------
                                                                                        215
Computers - 0.4%
         Hewlett-Packard Co., 7.15%, 06/15/05                          100              110
         International Business Machines Corp., 4.75%, 11/29/12        75               79
                                                                                      ---------
                                                                                        189
Diversified Financial Services - 7.4%
         American International Group Inc., 4.25%, 05/15/13 (e)        100              100
         Bear Stearns Cos. Inc., 7.80%, 08/15/07                       250              298
         Citigroup Inc., 6.00%, 02/21/12                               100              114
         Countrywide Home Loans Inc.
            6.85%, 06/15/04                                            75               79
            5.50%, 08/01/06                                            75               82
         Credit Suisse First Boston USA Inc.
            5.875%, 08/01/06                                           100              111
            6.125%, 11/15/11                                           100              112
         Ford Motor Credit Co.
         7.75%, 03/15/05                                               250              266
         6.125%, 01/09/06                                              250              260
         7.20%, 06/15/07                                               100              105
         7.25%, 10/25/11                                               75               77
         FPL Group Capital Inc., 7.375%, 06/01/09                      100              120
         General Electric Capital Corp.
         4.25%, 01/15/08                                               150              159
         6.75%, 03/15/32                                               100              117
         General Motors Acceptance Corp.
         6.125%, 09/15/06                                              100              105
         6.125%, 02/01/07                                              150              157
         6.125%, 08/28/07                                              100              104
         Goldman Sachs Group Inc., 6.65%, 05/15/09                     250              294
         Household Finance Corp.
         6.875%, 03/01/07                                              100              114
         7.625%, 05/17/32                                              150              190
         International Lease Finance Corp., 5.75%, 10/15/06            250              273
         Lehman Brothers Holdings Inc., 7.00%, 02/01/08                250              291
         Merrill Lynch & Co. Inc., 7.375%, 05/15/06                    100              113
         Morgan Stanley Dean Witter & Co., 7.25%, 04/01/32             100              123
         Textron Financial Corp., 7.125%, 12/09/04                     50               53
         Wells Fargo Financial Inc., 7.60%, 05/03/05                   100              111
                                                                                      ---------
                                                                                        3,928
Electric - 1.9%
         Alabama Power Co., 5.875%, 12/01/22                           100              108
         Florida Power & Light Co., 6.00%, 06/01/08                    100              113
         Hydro Quebec, 7.50%, 04/01/16                                 100              132
         Northern States Power Co., 8.00%, 08/28/12                    100              127
         Ohio Power Co., 5.50%, 02/15/13 (e)                           100              107
         Peco Energy Co., 4.75%, 10/01/12                              100              105
         PPL Electric Utilities Corp., 6.25%, 08/15/09                 100              115
         SCANA Corp., 6.875%, 05/15/11                                 75               88
         Wisconsin Energy Corp., 6.50%, 04/01/11                       100              114
                                                                                      ---------
                                                                                        1,009
Food - 0.9%
         HJ Heinz Co., 6.625%, 07/15/11                                200              236
         Kraft Foods Inc., 4.625%, 11/01/06                            50               53
         Sara Lee Corp., 6.25%, 09/15/11                               75               87
         Unilever Capital Corp., 7.125%, 11/01/10                      100              121
                                                                                      ---------
                                                                                        497
Healthcare - 0.2%
         UnitedHealth Group Inc., 7.50%, 11/15/05                      85               96

Insurance - 0.5%
         Allstate Corp., 6.125%, 02/15/12                              75               85
         Hartford Life Inc., 7.65%, 06/15/27                           75               90
         Travelers Property Casualty Corp., 6.75%, 11/15/06            100              113
                                                                                      ---------
                                                                                        288
Machinery - 0.4%
         Caterpillar Inc., 7.30%, 05/01/31                             100              128
         Deere & Co., 8.10%, 05/15/30                                  70               94
                                                                                      ---------
                                                                                        222
Media - 0.2%
         Viacom Inc., 7.875%, 07/30/30                                 75               98

Oil & Gas Producers - 1.0%
         Apache Corp., 7.95%, 04/15/26                                 50               67
         Conoco Funding Co., 7.25%, 10/15/31                           75               94
         ConocoPhillips, 6.65%, 07/15/18                               75               91
         Consolidated Natural Gas Co.
         7.25%, 10/01/04                                               220              234
         6.80%, 12/15/27                                               50               57
                                                                                      ---------
                                                                                        543
Oil & Gas Services - 0.3%
         Baker Hughes Inc., 6.25%, 01/15/09                            150              173

Pharmaceuticals - 0.8%
         Bristol-Myers Squibb Co., 5.75%, 10/01/11                     100              111
         Cardinal Health Inc., 6.75%, 02/15/11                         75               89
         Pharmacia Corp., 6.60%, 12/01/28                              100              121
         Wyeth, 5.25%, 03/15/13                                        100              106
                                                                                      ---------
                                                                                        427
Retail - 0.8%
         CVS Corp., 5.625%, 03/15/06                                   50               56
         Lowe's Cos. Inc., 6.875%, 02/15/28                            75               88
         McDonald's Corp., 5.95%, 01/15/08                             100              112
         Target Corp., 5.50%, 04/01/07                                 75               82
         Wal-Mart Stores Inc., 4.55%, 05/01/13                         100              104
                                                                                      ---------
                                                                                        442
Software - 0.4%
         First Data Corp., 5.625%, 11/01/11                            200              222

Telecommunications - 1.8%
         BellSouth Corp., 6.875%, 10/15/31                             200              235
         GTE Corp., 6.94%, 04/15/28                                    50               57
         SBC Communications Inc., 5.875%, 02/01/12                     100              112
         Southwestern Bell Telephone Co., 7.00%, 07/01/15              100              122
         Telefonica Europe BV, 8.25%, 09/15/30                         100              131
         Verizon Global Funding Corp., 7.25%, 12/01/10                 250              300
                                                                                      ---------
                                                                                        957
                                                                                      ---------
         Total Corporate Bonds (cost $16,802)                                           17,683
                                                                                      ---------

Government Securities - 65.0%
Sovereign - 2.1%
         Canadian Government, 6.75%, 08/28/06                          100              115
         European Bank for Reconstruction & Development,
         5.375%, 06/15/06                                              100              111
         Export Development Canada, 2.75%, 12/12/05                    100              102
         Inter-American Development Bank
         5.375%, 01/18/06                                              100              109
         6.125%, 03/08/06                                              100              112
         7.375%, 01/15/10                                              100              127
         International Finance Corp., 5.25%, 05/02/06                  100              109
         Province of Quebec, 5.75%, 02/15/09                           125              142
         Republic of Italy, 2.50%, 03/31/06                            100              102
         Spain Government International Bond, 7.00%, 07/19/05          100              110
                                                                                      ---------
                                                                                        1,139
U.S. Government Agencies - 50.2%
         Federal Home Loan Bank, 5.75%, 05/15/12                       155              177
         Federal Home Loan Mortgage Corp.
         5.50%, TBA (c)                                                1,250            1,295
         6.00%, TBA (c)                                                1,000            1,040
         7.50%, TBA (c)                                                800              850
         7.50%, TBA (c)                                                1,200            1,275
         3.00%, 08/06/04                                               150              150
         4.50%, 07/23/07                                               150              154
         3.50%, 09/15/07                                               35               37
         2.75%, 03/14/08                                               200              202
         5.125%, 07/15/09                                              200              207
         4.75%, 08/13/09                                               200              207
         5.125%, 07/15/12                                              348              384
         7.00%, 06/01/15 (f)                                           78               83
         7.00%, 08/01/15                                               142              151
         7.00%, 11/01/15                                               6                7
         7.00%, 11/01/16                                               307              327
         5.50%, 07/01/17(f)                                            1,278            1,325
         6.50%, 12/01/28                                               413              429
         6.50%, 05/01/29                                               588              612
         6.50%, 03/01/31                                               301              314
         7.00%, 06/01/31                                               159              167
         6.25%, 07/15/32                                               475              559
         6.50%, 08/01/32                                               1,000            1,041
         6.00%, 12/01/32                                               559              580
         5.50%, 04/01/33 (f)                                           2,180            2,253
         5.50%, 05/01/33 (f)                                           2,282            2,357
         Federal National Mortgage Association
         6.50%, TBA (c)                                                500              521
         4.75%, 06/18/07                                               150              155
         2.50%, 06/15/08                                               470              468
         6.625%, 09/15/09                                              640              768
         5.375%, 11/15/11                                              50               56
         6.50%, 02/01/16                                               282              297
         6.00%, 06/01/16                                               582              608
         6.50%, 09/01/16                                               92               97
         6.50%, 10/01/16                                               149              157
         6.50%, 12/01/16                                               9                9
         5.50%, 03/01/17                                               941              978
         7.00%, 02/01/31                                               867              913
         5.50%, 01/01/32                                               820              849
         6.50%, 04/01/32                                               580              604
         6.00%, 01/01/33                                               899              935
         6.00%, 02/01/33                                               1,038            1,079
         Government National Mortgage Association
         8.00%, 04/15/30                                               189              204
         8.50%, 06/15/30                                               200              216
         8.50%, 12/15/30                                               8                9
         6.50%, 01/15/32                                               900              945
         6.00%, 10/15/32                                               653              685
                                                                                      ---------
                                                                                        26,736
U.S. Treasury Securities - 12.7%
         U.S. Treasury Bond
         8.75%, 05/15/17                                               245              367
         8.875%, 02/15/19 (l)                                          490              750
         8.00%, 11/15/21                                               245              355
         7.125%, 02/15/23                                              350              469
         6.50%, 11/15/26                                               210              266
         6.375%, 08/15/27                                              150              188
         6.125%, 11/15/27                                              125              152
         U.S. Treasury Note
         6.125%, 08/15/07                                              100              116
         5.50%, 02/15/08                                               415              473
         5.50%, 05/15/09                                               200              230
         6.50%, 02/15/10                                               465              564
         5.75%, 08/15/10                                               375              439
         5.00%, 08/15/11                                               560              628
         4.875%, 02/15/12                                              395              439
         4.375%, 08/15/12                                              605              649
         3.875%, 02/15/13                                              125              129
         8.125%, 05/15/21                                              375              548
                                                                                      ---------
                                                                                        6,762
                                                                                      ---------
         Total Government Securities (cost $34,068)                                     34,637
                                                                                      ---------

Short Term Investments - 9.4%
Money Market Funds - 9.4%
         Dreyfus Cash Management Plus, 1.07% (a)                       2,627            2,627
         Dreyfus Government Cash Management, 0.98% (a)                 2,370            2,370
                                                                                       ---------
         Total Short Term Investments (cost $4,997)                                     4,997
                                                                                      ---------

Total Investments - 107.7% (cost $55,867)                                               57,317
                                                                                      ---------
Other Assets and Liabilities, Net -  (7.7%)                                             (4,101)
                                                                                      ---------
Total Net Assets - 100%                                                        $        53,216
                                                                                      ---------
                                                                                      ---------
Mellon Capital Management/JNL International Index Fund

Common Stocks - 91.0%
Advertising - 0.3%
         Aegis Group Plc                                               11      $        14
         Asatsu-DK Inc.                                                -                2
         Dentsu Inc.                                                   -                6
         Publicis Groupe                                               1                20
         Telefonica Publicidad e Informacion SA                        1                6
         WPP Group Plc                                                 8                65
                                                                                      ---------
                                                                                        113

Aerospace & Defense - 0.4%
         BAE Systems Plc                                               21               50
         Cobham Plc                                                    1                13
         European Aeronautic Defense and Space Co.                     2                23
         Finmeccanica SpA                                              42               27
         Rolls-Royce Group Plc                                         11               24
         Sagem SA                                                      -                15
         Thales SA                                                     1                20
         Zodiac SA                                                     -                5
                                                                                      ---------
                                                                                        177
Airlines - 0.2%
         Air France                                                    -                4
         All Nippon Airways Co. Ltd. (b)                               2                3
         British Airways Plc (b)                                       3                5
         Cathay Pacific Airways Ltd.                                   5                7
         Deutsche Lufthansa AG                                         2                19
         Iberia Lineas Aereas de Espana SA                             3                6
         Japan Airlines System Corp.                                   3                7
         Ryanair Holdings Plc (b)                                      1                7
         SAS AB (b)                                                    -                2
         Singapore Airlines Ltd.                                       4                24
                                                                                      ---------
                                                                                        84
Apparel - 0.2%
         Adidas-Salomon AG                                             -                24
         Benetton Group SpA                                            -                3
         Gunze Ltd.                                                    1                4
         Hermes International                                          -                13
         Onward Kashiyama Co. Ltd.                                     1                8
         Tokyo Style Co. Ltd.                                          1                8
         Wacoal Corp.                                                  1                8
         World Co. Ltd.                                                -                4
         Yue Yuen Industrial Holdings                                  2                5
                                                                                      ---------
                                                                                        77
Auto Manufacturers - 3.0%
         DaimlerChrysler AG                                            6                213
         Fiat SpA (b)                                                  1                11
         Hino Motors Ltd.                                              1                5
         Honda Motor Co. Ltd.                                          6                208
         Nissan Motor Co. Ltd.                                         18               172
         Peugeot SA                                                    1                60
         Renault SA                                                    1                56
         Toyota Motor Corp.                                            19               495
         Volkswagen AG                                                 2                66
         Volvo AB - Class B                                            1                31
         Volvo AB                                                      1                19
                                                                                      ---------
                                                                                        1,336
Auto Parts & Equipment - 0.6%
         Bridgestone Corp.                                             5                68
         Compagnie Generale des Etablissements Michelin - Class B      1                39
         Continental AG                                                1                21
         Denso Corp.                                                   4                59
         GKN Plc                                                       6                21
         Koyo Seiko Co. Ltd.                                           1                7
         NGK Spark Plug Co. Ltd.                                       1                7
         Pirelli SpA (b)                                               5                5
         Sanden Corp.                                                  1                5
         Toyoda Gosei Co. Ltd.                                         -                4
         Valeo SA                                                      1                18
                                                                                      ---------
                                                                                        254
Banks - 16.2%
         77 Bank Ltd.                                                  2                9
         ABN Amro Holding NV                                           11               205
         Allied Irish Banks Plc                                        7                99
         Alpha Bank A.E.                                               1                23
         Ashikaga Financial Group Inc. (b)                             5                7
         Australia & New Zealand Banking Group Ltd.                    11               132
         Banca Intesa SpA-RNC                                          9                20
         Banca Intesa SpA                                              25               81
         Banca Monte dei Paschi di Siena SpA                           7                20
         Banca Nazionale del Lavoro SpA (b)                            12               19
         Banca Popolare di Milano SCRL                                 2                10
         Banco Bilbao Vizcaya Argentaria SA                            21               225
         Banco BPI SA                                                  2                6
         Banco Comercial Portugues SA                                  13               22
         Banco Espirito Santo SA                                       1                15
         Banco Popolare di Verona                                      3                36
         Banco Popular Espanol                                         1                56
         Banco Santander Central Hispano SA                            30               265
         Bank of East Asia                                             9                18
         Bank of Fukuoka Ltd.                                          3                12
         Bank of Ireland                                               7                86
         Bank of Yokohama Ltd.                                         7                23
         Barclays Plc                                                  46               343
         Bayerische Hypo-und Vereinsbank AG (b)                        3                44
         BNP Paribas SA                                                6                291
         BOC Hong Kong Holdings Ltd.                                   20               20
         Capitalia SpA (b)                                             10               17
         Chiba Bank Ltd.                                               4                14
         Commercial Bank of Greece                                     -                5
         Commerzbank AG                                                3                43
         Commonwealth Bank of Australia                                9                178
         Credit Agricole SA                                            2                44
         Credit Suisse Group                                           8                221
         Danske Bank A/S                                               4                68
         DBS Group Holdings Ltd.                                       8                47
         Deutsche Bank AG                                              4                241
         Dexia                                                         5                60
         DnB Holding ASA                                               3                16
         EFG Eurobank Ergasias SA                                      1                20
         Erste Bank der Oesterreichischen Sparkassen AG                -                12
         FinecoGroup SpA (b)                                           6                3
         Fortis                                                        7                127
         Gunma Bank Ltd.                                               2                9
         Hang Seng Bank Ltd.                                           6                58
         HBOS Plc                                                      27               346
         Hokuriku Bank Ltd. (b)                                        9                14
         HSBC Holdings Plc                                             76               895
         Joyo Bank Ltd.                                                4                11
         KBC Bancassurance Holding                                     1                24
         Lloyds TSB Group Plc                                          39               278
         Mitsubishi Tokyo Financial Group Inc.                         -                127
         Mitsui Trust Holdings Inc. (b)                                3                7
         Mizuho Financial Group Inc. (b)                               -                33
         National Australia Bank Ltd.                                  11               244
         National Bank of Greece SA                                    1                20
         Nordea AB                                                     17               81
         Oversea-Chinese Banking Corp. Ltd.                            7                40
         Piraeus Bank SA                                               -                3
         Resona Holdings Inc. (b)                                      32               22
         Royal Bank of Scotland Group Plc                              20               554
         Sanpaolo IMI SpA                                              7                66
         Shizuoka Bank Ltd.                                            4                27
         Skandinaviska Enskilda Banken AB                              3                33
         Societe Generale                                              2                143
         Sumitomo Mitsui Financial Group Inc.                          -                59
         Sumitomo Trust & Banking Co. Ltd.                             7                24
         Suncorp-Metway Ltd.                                           4                30
         Suruga Bank Ltd.                                              1                6
         Svenska Handelsbanken                                         -                3
         Svenska Handelsbanken AB - Class A                            4                62
         UBS AG                                                        8                465
         UFJ Holdings Inc. (b)                                         -                41
         UniCredito Italiano SpA                                       27               126
         United Overseas Bank Ltd.                                     8                56
         Westpac Banking Corp.                                         13               138
                                                                                      ---------
                                                                                        7,248
Beverages - 1.3%
         Asahi Breweries Ltd.                                          3                18
         Carlsberg A/S                                                 -                5
         Coca-Cola Amatil Ltd.                                         4                17
         Coca-Cola Hellenic Bottling Co. SA                            -                7
         Coca-Cola West Japan Co. Ltd.                                 -                6
         Diageo Plc                                                    22               236
         Foster's Group Ltd.                                           14               40
         Fraser & Neave Ltd.                                           1                4
         Heineken NV                                                   1                52
         Interbrew                                                     1                22
         ITO EN Ltd.                                                   -                3
         Kirin Brewery Co. Ltd.                                        5                35
         Lion Nathan Ltd.                                              3                12
         Pernod-Ricard                                                 -                32
         SABMiller Plc                                                 6                39
         Sapporo Holdings Ltd.                                         1                2
         Scottish & Newcastle Plc                                      6                35
         Southcorp Ltd.                                                3                6
         Takara Holdings Inc.                                          1                5
                                                                                      ---------
                                                                                        576
Biotechnology - 0.1%
         Novozymes A/S                                                 -                7
         Qiagen NV (b)                                                 1                12
         Sonic Healthcare Ltd.                                         2                7
         Zeltia SA (b)                                                 1                10
                                                                                      ---------
                                                                                        36
Building Materials - 1.2%
         Asahi Glass Co. Ltd.                                          5                30
         Boral Ltd.                                                    4                12
         BPB Plc                                                       4                19
         Central Glass Co. Ltd.                                        1                6
         Cie de Saint-Gobain                                           2                82
         Cimpor Cimentos de Portugal SA                                1                3
         CRH Plc                                                       4                59
         CSR Ltd.                                                      5                6
         Daikin Industries Ltd.                                        1                18
         Fletcher Building Ltd.                                        5                10
         FLS Industries A/S (b)                                        -                2
         Geberit AG                                                    -                11
         Hanson Plc                                                    5                26
         HeidelbergCement AG (b)                                       -                3
         Holcim Ltd.                                                   1                38
         Imerys SA                                                     -                6
         Italcementi SpA                                               1                6
         James Hardie Industries Nv (b)                                4                20
         Lafarge SA                                                    1                55
         Matsushita Electric Works Ltd.                                3                18
         Nippon Sheet Glass Co. Ltd.                                   1                3
         Pilkington Plc                                                4                5
         Rinker Group Ltd.                                             7                25
         RMC Group Plc                                                 2                17
         Sumitomo Osaka Cement Co. Ltd.                                2                4
         Taiheiyo Cement Corp.                                         8                14
         Titan Cement Co. SA                                           -                7
         Tostem Inax Holding Corp.                                     2                29
         Wienerberger AG                                               -                3
                                                                                      ---------
                                                                                        537
Chemicals - 2.2%
         Air Liquide SA                                                1                109
         Akzo Nobel NV                                                 2                50
         Asahi Kasei Corp.                                             9                26
         BASF AG                                                       4                168
         Bayer AG                                                      5                107
         BOC Group Plc                                                 3                42
         Ciba Specialty Chemicals AG (b)                               1                31
         Clariant AG (b)                                               1                11
         Daicel Chemical Industries Ltd.                               1                3
         Dainippon Ink and Chemicals Inc.                              3                6
         Denki Kagaku Kogyo K K                                        2                6
         DSM NV                                                        1                23
         Givaudan                                                      -                25
         Hitachi Chemical Co. Ltd.                                     -                4
         Imperial Chemical Industries Plc                              8                16
         Ishihara Sangyo Kaisha Ltd. (b)                               1                2
         JSR Corp.                                                     1                12
         Kaneka Corp.                                                  2                12
         Lonza Group AG                                                -                14
         Mitsubishi Chemical Corp.                                     11               22
         Mitsubishi Gas Chemical Co. Inc.                              2                4
         Mitsui Chemicals Inc.                                         5                23
         Nippon Kayaku Co. Ltd.                                        1                4
         Nippon Sanso Corp.                                            1                3
         Nippon Shokubai Co. Ltd.                                      1                6
         Nissan Chemical Industries Ltd.                               1                5
         Nitto Denko Corp.                                             1                36
         Shin-Etsu Chemical Co. Ltd.                                   3                89
         Showa Denko KK (b)                                            8                14
         Solvay SA                                                     -                30
         Sumitomo Bakelite Co. Ltd.                                    1                5
         Sumitomo Chemical Co. Ltd.                                    8                25
         Syngenta AG                                                   1                35
         Tosoh Corp.                                                   2                5
         Ube Industries Ltd.                                           3                5
                                                                                      ---------
                                                                                        978
Commercial Services - 1.1%
         Abertis Infraestructuras SA                                   1                21
         Adecco SA                                                     1                37
         Aggreko Plc                                                   1                2
         Autoroutes du Sud de la France                                1                18
         Bellsystem 24 Inc.                                            -                2
         Benesse Corp.                                                 -                5
         Brambles Industries Ltd.                                      8                24
         Brambles Industries Plc                                       6                17
         Brisa-Auto Estradas de Portugal SA                            2                10
         Bunzl Plc                                                     3                24
         Capita Group Plc                                              5                17
         Dai Nippon Printing Co. Ltd.                                  4                42
         Davis Service Group Plc                                       2                12
         De La Rue Plc                                                 1                4
         Group 4 Falck A/S                                             1                13
         Hays Plc                                                      14               22
         IHC Caland NV                                                 -                8
         ISS A/S                                                       -                14
         Kamigumi Co. Ltd.                                             1                5
         Kidde Plc                                                     9                13
         Macquarie Infrastructure Group                                15               35
         Mayne Group Ltd.                                              5                8
         Nichii Gakkan Co.                                             -                5
         Rank Group Plc                                                4                18
         Rentokil Initial Plc                                          13               40
         Securicor Plc                                                 3                3
         Securitas AB                                                  2                23
         Serco Group Plc                                               2                5
         SGS Societe Generale Surveillance Holding SA                  -                11
         TIS Inc.                                                      -                2
         Toppan Printing Co. Ltd.                                      4                29
         Transurban Group                                              4                13
         Vedior NV                                                     1                5
                                                                                      ---------
                                                                                        507
Computers - 0.5%
         Atos Origin SA (b)                                            -                4
         Cap Gemini SA (b)                                             1                24
         Computershare Ltd.                                            2                2
         Creative Technology Ltd.                                      -                2
         CSK Corp.                                                     1                16
         Fujitsu Ltd.                                                  12               49
         Indra Sistemas SA                                             1                9
         Itochu Techno-Science Corp.                                   -                5
         LogicaCMG Plc                                                 7                16
         Logitech International SA (b)                                 -                12
         Meitec Corp.                                                  -                6
         NET One Systems Co. Ltd.                                      -                5
         Obic Co. Ltd.                                                 -                18
         TDK Corp.                                                     1                40
         Tietoenator Oyj                                               -                7
         WM-Data AB (b)                                                1                2
                                                                                      ---------
                                                                                        217
Cosmetics & Personal Care - 0.7%
         Aderans Co. Ltd.                                              -                5
         Beiersdorf AG                                                 -                25
         Kanebo Ltd. (b)                                               2                2
         Kao Corp.                                                     4                74
         L'Oreal SA                                                    2                166
         Shiseido Co. Ltd.                                             3                29
         Uni-Charm Corp.                                               -                17
                                                                                      ---------
                                                                                        318
Distribution & Wholesale - 0.5%
         Cycle & Carriage Ltd.                                         1                2
         Esprit Holdings Ltd.                                          5                12
         Hagemeyer NV                                                  1                2
         Itochu Corp.                                                  9                23
         Li & Fung Ltd.                                                12               15
         Marubeni Corp.                                                10               13
         Mitsubishi Corp.                                              7                49
         Mitsui & Co. Ltd.                                             8                40
         Sumitomo Corp.                                                5                23
         Wolseley Plc                                                  4                46
                                                                                      ---------
                                                                                        225
Diversified Financial Services - 1.5%
         Acom Co. Ltd.                                                 -                16
         Aeon Credit Service Co. Ltd.                                  -                3
         Aiful Corp.                                                   -                17
         Amvescap Plc                                                  4                29
         Australian Stock Exchange Ltd.                                -                4
         Banca Fideuram SpA                                            3                14
         Cattles Plc                                                   2                12
         Close Brothers Group Plc                                      1                16
         Credit Saison Co. Ltd.                                        1                15
         Daiwa Securities Group Inc.                                   8                46
         Deutsche Boerse AG                                            1                37
         Euronext NV                                                   1                15
         Gjensidige NOR ASA                                            -                17
         Hong Kong Exchanges and Clearing Ltd.                         6                9
         Irish Life & Permanent Plc                                    2                19
         Macquarie Bank Ltd.                                           1                26
         Man Group Plc                                                 2                40
         Mediobanca SpA                                                3                31
         MLP AG (b)                                                    -                4
         Nikko Cordial Corp.                                           9                36
         Nomura Holdings Inc.                                          12               152
         OM AB                                                         -                2
         ORIX Corp.                                                    1                28
         Promise Co. Ltd.                                              1                22
         Provident Financial Plc                                       2                18
         Sampo Oyj - Class A                                           2                11
         Schroders Plc                                                 1                6
         Singapore Exchange Ltd.                                       4                4
         Takefuji Corp.                                                -                23
                                                                                      ---------
                                                                                        672
Electric - 3.3%
         Chubu Electric Power Co. Inc.                                 4                78
         CLP Holdings Ltd.                                             13               55
         Contact Energy Ltd.                                           2                5
         E.ON AG                                                       4                214
         Electrabel SA                                                 -                51
         Electricidade de Portugal SA                                  12               25
         Endesa SA                                                     6                104
         Enel SpA                                                      15               91
         Hong Kong Electric Holdings Ltd.                              9                35
         Iberdrola SA                                                  5                92
         International Power Plc (b)                                   10               21
         Kansai Electric Power Co. Inc.                                5                76
         Kyushu Electric Power Co. Inc.                                3                48
         National Grid Transco Plc                                     21               144
         Public Power Corp.                                            1                9
         RWE AG                                                        2                75
         Scottish & Southern Energy Plc                                6                61
         Scottish Power Plc                                            13               78
         Tohoku Electric Power Co. Inc.                                3                41
         Tokyo Electric Power Co. Inc.                                 8                159
         Union Fenosa SA                                               1                22
         Verbund-Oesterreichische Elektrizitaetswirtschafts AG         -                4
                                                                                      ---------
                                                                                        1,488
Electrical Components & Equipment - 0.9%
         Bekaert SA                                                    -                2
         Casio Computer Co. Ltd.                                       1                6
         Fujikura Ltd.                                                 2                7
         Furukawa Electric Co. Ltd.                                    5                16
         Hitachi Cable Ltd.                                            1                3
         Hitachi Ltd.                                                  20               85
         Johnson Electric Holdings Ltd.                                11               14
         Mitsubishi Electric Corp.                                     12               39
         NEG Micon A/S (b)                                             -                1
         Sanyo Electric Co. Ltd.                                       11               38
         Sharp Corp.                                                   6                77
         Stanley Electric Co. Ltd.                                     1                14
         Sumitomo Electric Industries Ltd.                             4                29
         Toshiba Corp.                                                 19               65
         Ushio Inc.                                                    1                12
         Vestas Wind Systems A/S                                       1                6
                                                                                      ---------
                                                                                        414
Electronics - 1.6%
         Advantest Corp.                                               -                18
         Alps Electric Co. Ltd.                                        1                13
         Anritsu Corp. (b)                                             1                5
         Barco NV                                                      -                2
         Chubb Plc                                                     4                5
         Dainippon Screen Manufacturing Co. Ltd. (b)                   1                5
         Electrocomponents Plc                                         2                13
         Epcos AG (b)                                                  -                3
         Fanuc Ltd.                                                    1                45
         Hirose Electric Co. Ltd.                                      -                17
         Johnson Matthey Plc                                           2                24
         Keyence Corp.                                                 -                40
         Koninklijke Philips Electronics NV                            9                178
         Kyocera Corp.                                                 1                63
         Mabuchi Motor Co. Ltd.                                        -                15
         Minebea Co. Ltd.                                              2                8
         Mitsumi Electric Co. Ltd.                                     -                3
         Murata Manufacturing Co. Ltd.                                 2                67
         NEC Corp. (b)                                                 10               50
         NGK Insulators Ltd.                                           2                11
         Omron Corp.                                                   2                34
         Secom Co. Ltd.                                                2                44
         Taiyo Yuden Co. Ltd.                                          1                10
         Venture Corp. Ltd.                                            2                18
         Yokogawa Electric Corp.                                       2                15
                                                                                      ---------
                                                                                        706
Engineering & Construction - 0.9%
         ABB Ltd. (b)                                                  7                23
         Acciona SA                                                    -                8
         ACS SA                                                        -                13
         Amec Plc                                                      1                6
         Auckland International Airport Ltd.                           1                3
         BAA Plc                                                       8                61
         Balfour Beatty Plc                                            2                8
         Bouygues SA                                                   1                37
         Cheung Kong Infrastructure Holdings Ltd.                      3                6
         Flughafen Wien AG                                             -                2
         Fomento de Construcciones Y Contratas SA                      -                11
         Grupo Dragados SA                                             1                18
         Grupo Ferrovial SA                                            1                16
         Hellenic Technodomiki Tev SA                                  -                1
         JGC Corp.                                                     1                7
         Kajima Corp.                                                  4                9
         Kinden Corp.                                                  1                3
         Kobenhavns Lufthavne                                          -                2
         Leighton Holdings Ltd.                                        1                5
         Linde AG                                                      1                25
         New World Development Co. Ltd.                                7                3
         Nippon Comsys Corp.                                           1                5
         Nishimatsu Construction Co. Ltd.                              1                3
         Obayashi Corp.                                                3                9
         Okumura Corp.                                                 1                3
         SembCorp Industries Ltd.                                      5                4
         Shimizu Corp.                                                 3                8
         Singapore Technologies Engineering Ltd.                       8                8
         Skanska AB                                                    3                19
         Taisei Corp.                                                  7                14
         Takuma Co. Ltd.                                               1                5
         Technical Olympic SA                                          1                3
         Technip-Coflexip SA                                           -                8
         Toda Corp.                                                    1                2
         VA Technologie AG (b)                                         -                1
         Vinci SA                                                      -                33
                                                                                      ---------
                                                                                        392
Entertainment - 0.2%
         Aristocrat Leisure Ltd.                                       1                2
         EMI Group Plc                                                 4                8
         Greek Organization of Football Prognostics SA                 1                6
         Hilton Group Plc                                              13               38
         Oriental Land Co. Ltd.                                        -                13
         TAB Ltd.                                                      2                5
         TABCORP Holdings Ltd.                                         3                23
         Toho Co. Ltd.                                                 1                5
         William Hill Plc                                              2                11
                                                                                      ---------
                                                                                        111
Environmental Control - 0.0%
         Kurita Water Industries Ltd.                                  -                4
         Tomra Systems ASA                                             1                5
                                                                                      ---------
                                                                                        9
Food - 4.8%
         Ajinomoto Co. Inc.                                            4                39
         Ariake Japan Co. Ltd.                                         -                4
         Cadbury Schweppes Plc                                         14               85
         Carrefour SA                                                  4                200
         Casino Guichard-Perrachon SA                                  -                18
         Colruyt SA                                                    -                7
         Compass Group Plc                                             16               88
         Danisco A/S                                                   -                12
         Delhaize Group                                                -                15
         Greencore Group Plc                                           1                2
         Groupe Danone                                                 1                129
         House Foods Corp.                                             1                5
         J Sainsbury Plc                                               10               43
         Jeronimo Martins (b)                                          -                2
         Katokichi Co. Ltd.                                            -                3
         Kerry Group Plc                                               1                11
         Kesko Oyj                                                     -                4
         Kikkoman Corp.                                                1                7
         Koninklijke Ahold NV                                          4                36
         Meiji Dairies Corp.                                           1                4
         Meiji Seika Kaisha Ltd.                                       3                10
         Metro AG                                                      1                32
         Nestle SA                                                     3                581
         Nichirei Corp.                                                1                3
         Nippon Meat Packers Inc.                                      1                9
         Nisshin Seifun Group Inc.                                     1                7
         Nissin Food Products Co. Ltd.                                 1                15
         Numico NV                                                     1                20
         Orkla ASA                                                     1                24
         Ostasiatiske Kompagni                                         -                3
         Parmalat Finanziaria SpA                                      2                7
         QP Corp.                                                      -                3
         Safeway Plc                                                   7                32
         Snow Brand Milk Products Co. Ltd. (b)                         1                1
         Sodexho Alliance SA                                           1                19
         Suedzucker AG                                                 1                9
         Tate & Lyle Plc                                               4                20
         Tesco Plc                                                     52               187
         Toyo Suisan Kaisha Ltd.                                       1                10
         Unilever NV                                                   4                214
         Unilever Plc                                                  20               158
         Woolworths Ltd.                                               8                64
         Yakult Honsha Co. Ltd.                                        1                13
         Yamazaki Baking Co. Ltd.                                      1                6
                                                                                      ---------
                                                                                        2,161
Forest Products & Paper - 0.5%
         Billerud AB                                                   1                9
         Carter Holt Harvey Ltd.                                       4                4
         Holmen AB                                                     1                14
         Mayr-Melnhof Karton AG                                        -                3
         Nippon Unipac Holding                                         -                23
         Norske Skogindustrier ASA                                     1                9
         OJI Paper Co. Ltd.                                            5                22
         PaperlinX Ltd.                                                3                8
         Stora Enso Oyj - Class R                                      4                49
         Svenska Cellulosa AB                                          1                48
         UPM-Kymmene Oyj                                               4                56
                                                                                      ---------
                                                                                        245
Gas - 0.6%
         Australian Gas Light Co. Ltd.                                 3                21
         Centrica Plc                                                  30               86
         Gas Natural SDG SA                                            1                29
         Hong Kong & China Gas Co. Ltd.                                27               34
         Osaka Gas Co. Ltd.                                            14               35
         Snam Rete Gas SpA                                             6                23
         Tokyo Gas Co. Ltd.                                            18               52
                                                                                      ---------
                                                                                        280
Hand & Machine Tools - 0.4%
         Fuji Electric Co. Ltd.                                        2                5
         KCI Konecranes Oyj                                            -                3
         KONE Corp. Oyj - Class B                                      -                8
         Makita Corp.                                                  1                8
         Nidec Corp.                                                   -                13
         Sandvik AB                                                    2                42
         Schindler Holding AG (b)                                      -                5
         Schneider Electric SA                                         1                68
         SMC Corp.                                                     -                34
         Techtronic Industries Co.                                     6                10
         THK Co. Ltd.                                                  -                5
                                                                                      ---------
                                                                                        201
Healthcare - 0.7%
         Amersham Plc                                                  5                39
         Centerpulse AG (b)                                            -                22
         Cie Generale D'Optique Essilor International SA               1                29
         Cochlear Ltd.                                                 -                5
         Coloplast A/S                                                 -                12
         Fisher & Paykel Healthcare Corp.                              -                2
         Fresenius Medical Care AG                                     -                9
         Gambro AB                                                     1                5
         Gambro AB - Class B                                           -                2
         Getinge AB - Class B                                          -                5
         Hoya Corp.                                                    1                55
         Instrumentarium Oyj                                           -                15
         Luxottica Group SpA                                           1                10
         Nobel Biocare Holding AG                                      -                10
         Parkway Holdings Ltd.                                         2                1
         Smith & Nephew Plc                                            6                36
         SNIA SpA (b)                                                  2                3
         SSL International Plc                                         1                7
         Synthes-Stratec Inc.                                          -                22
         Terumo Corp.                                                  2                25
         William Demant Holding A/S (b)                                -                5
                                                                                      ---------
                                                                                        319
Holding Companies - Diversified - 0.6%
         DCC Plc                                                       1                13
         Groupe Bruxelles Lambert SA                                   -                23
         Haw Par Corp. Ltd.                                            1                3
         Hutchison Whampoa Ltd.                                        15               91
         Keppel Corp. Ltd.                                             3                8
         LVMH Moet Hennessy Louis Vuitton SA                           2                78
         Patrick Corp. Ltd.                                            1                7
         Swire Pacific Ltd.                                            7                31
         Tomkins Plc                                                   5                20
         Viohalco                                                      -                1
         Wharf Holdings Ltd.                                           9                17
                                                                                      ---------
                                                                                        292
Home Builders - 0.3%
         Barratt Developments Plc                                      1                10
         Berkeley Group Plc                                            1                9
         Daiwa House Industry Co. Ltd.                                 3                21
         George Wimpey  Plc                                            2                10
         Persimmon Plc                                                 2                15
         Sekisui Chemical Co. Ltd.                                     2                7
         Sekisui House Ltd.                                            4                30
         Taylor Woodrow Plc                                            3                10
                                                                                      ---------
                                                                                        112
Home Furnishings - 1.0%
         Bang & Olufsen A/S                                            -                3
         Electrolux AB - Series B                                      2                43
         Fisher & Paykel Appliances Holdings Ltd.                      -                2
         Matsushita Electric Industrial Co. Ltd.                       15               150
         MFI Furniture Group Plc                                       4                12
         Pioneer Corp.                                                 1                27
         SONY Corp.                                                    6                177
         Thomson                                                       1                21
         Yamaha Corp.                                                  1                14
                                                                                      ---------
                                                                                        449
Household Products - 0.3%
         Henkel KGaA                                                   -                24
         Reckitt Benckiser Plc                                         4                74
         Societe BIC SA                                                -                7
         Toto Ltd.                                                     2                12
         Waterford Wedgwood Plc                                        2                1
                                                                                      ---------
                                                                                        118
Insurance - 4.0%
         Aegon NV                                                      10               99
         Alleanza Assicurazioni SpA                                    3                31
         Allianz AG                                                    2                161
         AMP Ltd.                                                      11               36
         Assicurazioni Generali SpA                                    7                154
         Aviva Plc                                                     16               108
         AXA                                                           10               151
         CNP Assurances                                                -                10
         Corporacion Mapfre SA                                         -                5
         Daido Life Insurance Co. Ltd.                                 -                17
         Friends Provident Plc                                         12               22
         ING Groep NV                                                  12               207
         Insurance Australia Group Ltd.                                13               30
         Legal & General Group Plc                                     46               63
         Mediolanum SpA                                                2                13
         Millea Holdings Inc.                                          -                84
         Mitsui Sumitomo Insurance Co. Ltd.                            10               46
         Muenchener Rueckversicherungs AG                              1                82
         Pohjola Group Plc - Class D                                   -                2
         Prudential Plc                                                14               83
         QBE Insurance Group Ltd.                                      4                24
         Riunione Adriatica di Sicurta SpA                             2                32
         Royal & Sun Alliance Insurance Group Plc                      11               25
         Skandia Forsakrings AB                                        7                17
         Sompo Japan Insurance Inc.                                    5                27
         Storebrand ASA (b)                                            1                4
         Swiss Reinsurance                                             2                129
         Topdanmark A/S (b)                                            -                4
         Zurich Financial Services AG (b)                              1                125
                                                                                      ---------
                                                                                        1,791
Internet - 0.2%
         Softbank Corp.                                                1                22
         Terra Networks SA (b)                                         3                18
         Trend Micro Inc. (b)                                          1                8
         Wanadoo (b)                                                   3                21
                                                                                      ---------
                                                                                        69
Investment Companies - 0.1%
         Corio NV                                                      -                12
         Rodamco Europe NV                                             -                17
         Wereldhave NV                                                 -                6
                                                                                      ---------
                                                                                        35
Iron & Steel - 0.4%
         Acerinox SA                                                   -                14
         Arcelor                                                       3                33
         BHP Steel Ltd.                                                7                17
         Boehler-Uddeholm AG                                           -                2
         JFE Holdings Inc.                                             3                46
         Nippon Steel Corp.                                            39               54
         OneSteel Ltd.                                                 2                3
         Rautaruukki Oyj (b)                                           -                2
         Ssab Svenskt Stal AB                                          -                3
         ThyssenKrupp AG                                               2                25
         Voestalpine AG                                                -                1
                                                                                      ---------
                                                                                        200
Leisure Time - 0.2%
         Amer Group Ltd.                                               -                4
         Carnival Plc                                                  1                37
         Kuoni Reisen Holding AG                                       -                3
         Namco Ltd.                                                    -                3
         Sankyo Co. Ltd.                                               -                5
         Shimano Inc.                                                  -                6
         TUI AG                                                        1                10
         Yamaha Motor Co. Ltd.                                         1                8
                                                                                      ---------
                                                                                        76
Lodging - 0.2%
         Accor SA                                                      1                48
         InterContinental Hotels Group Plc (b)                         5                34
         NH Hoteles SA (b)                                             -                5
         Overseas Union Enterprise Ltd.                                1                4
         Shangri-La Asia Ltd.                                          6                4
         Sky City Entertainment Group Ltd.                             1                8
                                                                                      ---------
                                                                                        103
Machinery - 0.3%
         Alstom (b)                                                    1                4
         Amada Co. Ltd.                                                1                3
         Atlas Copco AB                                                1                20
         Atlas Copco AB - Class B                                      1                14
         Ebara Corp.                                                   1                4
         Komatsu Ltd.                                                  6                23
         Komori Corp.                                                  1                10
         Kubota Corp.                                                  8                22
         MAN AG                                                        1                10
         Metso Oyj                                                     1                5
         Sumitomo Heavy Industries Ltd. (b)                            2                3
         Toyota Industries Corp.                                       1                20
                                                                                      ---------
                                                                                        138
Manufacturing - 1.6%
         AGFA-Gevaert NV                                               1                19
         Alfa Laval AB                                                 1                8
         Ansell Ltd. (b)                                               1                2
         BBA Group Plc                                                 4                15
         FKI Plc                                                       3                4
         Fuji Photo Film Co. Ltd.                                      3                87
         Futuris Corp. Ltd.                                            2                3
         IMI Plc                                                       2                10
         Invensys Plc                                                  17               6
         Ishikawajima-Harima Heavy Industries Co. Ltd.                 5                6
         Kawasaki Heavy Industries Ltd.                                5                5
         Konica Corp.                                                  2                23
         Mitsubishi Heavy Industries Ltd.                              20               52
         Nikon Corp. (b)                                               2                16
         NKT Holding A/S                                               -                1
         Novar Plc                                                     2                3
         Olympus Optical Co. Ltd.                                      2                41
         Orica Ltd.                                                    2                12
         Siemens AG                                                    6                277
         Smiths Group Plc                                              4                45
         Sulzer AG                                                     -                2
         Trelleborg AB                                                 -                4
         Uponor Oyj                                                    -                9
         Wartsila Oyj                                                  1                8
         Wesfarmers Ltd.                                               3                50
                                                                                      ---------
                                                                                        708
Media - 2.1%
         Amoldo Mondadori Editore SpA                                  1                4
         British Sky Broadcasting Plc (b)                              9                101
         Carlton Communications Plc                                    3                8
         Daily Mail & General Trust                                    2                21
         EMAP Plc                                                      2                25
         Eniro AB                                                      2                14
         Fuji Television Network Inc.                                  -                4
         Granada Plc                                                   19               29
         Gruppo Editoriale L'Espresso SpA                              1                4
         Independent News & Media Plc                                  6                11
         Independent Newspapers Ltd.                                   2                4
         John Fairfax Holdings Ltd.                                    7                13
         Lagardere S.C.A.                                              1                41
         Mediaset SpA                                                  4                37
         Modern Times Group AB (b)                                     -                3
         News Corp. Ltd.                                               11               80
         Pearson Plc                                                   5                51
         Promotora de Informaciones SA (Prisa)                         1                5
         ProSieben Sat.1 Media AG                                      -                3
         Publishing & Broadcasting Ltd.                                1                6
         Reed Elsevier NV                                              5                54
         Reed Elsevier Plc                                             9                78
         Reuters Group Plc                                             10               30
         Schibsted ASA                                                 -                3
         SCMP Group Ltd.                                               4                2
         Seat-Pagine Gialle SpA (b)                                    32               22
         Singapore Press Holdings Ltd.                                 3                31
         Societe Television Francaise 1                                1                24
         Television Broadcasts Ltd.                                    2                7
         Tokyo Broadcasting System Inc.                                -                5
         United Business Media Plc                                     3                15
         Vivendi Universal SA (b)                                      6                118
         VNU NV                                                        1                45
         Wolters Kluwer NV                                             2                23
                                                                                      ---------
                                                                                        921
Metal Fabrication & Hardware - 0.2%
         Assa Abloy AB - Class B                                       2                24
         Hoganas AB                                                    -                4
         NSK Ltd.                                                      2                6
         NTN Corp.                                                     4                15
         SKF AB                                                        1                17
         SKF AB - Class A                                              -                6
         Sumitomo Metal Industries Ltd.                                22               15
                                                                                      ---------
                                                                                        87
Mining - 1.2%
         Alumina Ltd.                                                  7                20
         Aluminum of Greece S.A.I.C.                                   -                2
         BHP Billiton Ltd.                                             27               155
         BHP Billiton Plc                                              18               93
         Dowa Mining Co. Ltd.                                          1                4
         Iluka Resources Ltd.                                          1                2
         Mitsubishi Materials Corp. (b)                                4                5
         Mitsui Mining & Smelting Co. Ltd.                             4                12
         Newcrest Mining Ltd.                                          2                9
         Outokumpu Oyj                                                 -                4
         Pechiney SA                                                   1                18
         Rio Tinto Ltd.                                                2                41
         Rio Tinto Plc                                                 8                145
         Sapa AB                                                       -                2
         Sumitomo Metal Mining Co. Ltd.                                3                11
         Umicore                                                       -                4
         WMC Resources Ltd. (b)                                        8                18
                                                                                      ---------
                                                                                        545
Office & Business Equipment - 0.8%
         Canon Inc.                                                    6                275
         OCE NV                                                        -                4
         Ricoh Co. Ltd.                                                4                65
                                                                                      ---------
                                                                                        344
Office Furnishings - 0.0%
         Kokuyo Co. Ltd.                                               1                8

Oil & Gas Producers - 8.2%
         BG Group Plc                                                  25               111
         BP Plc                                                        158              1,094
         ENI-Ente Nazionale Idrocarburi SpA                            19               280
         Fortum Oyj                                                    3                23
         Hellenic Petroleum SA                                         -                2
         Nippon Mining Holdings Inc.                                   2                4
         Nippon Oil Corp.                                              9                39
         Norsk Hydro ASA                                               1                49
         OMV AG                                                        -                12
         Origin Energy Ltd.                                            5                15
         Repsol YPF SA                                                 7                107
         Royal Dutch Petroleum Co. - NYS                               15               687
         Santos Ltd.                                                   5                19
         Shell Transport & Trading Co. Plc                             68               450
         Showa Shell Sekiyu KK                                         1                7
         Statoil ASA                                                   3                26
         Teikoku Oil Co. Ltd.                                          1                3
         TonenGeneral Sekiyu KK                                        2                14
         Total Fina Elf SA                                             5                702
         Woodside Petroleum Ltd.                                       3                29
                                                                                      ---------
                                                                                        3,673
Oil & Gas Services - 0.0%
         Aker Kvaerner ASA (b)                                         -                2
         Smedvig ASA - Class A                                         -                1
                                                                                      ---------
                                                                                        3
Packaging & Containers - 0.1%
         Amcor Ltd.                                                    6                35
         Rexam Plc                                                     3                22
         Toyo Seikan Kaisha Ltd.                                       1                9
                                                                                      ---------
                                                                                        66
Pharmaceuticals - 8.0%
         Alliance Unichem Plc                                          2                14
         Altana AG                                                     1                33
         AstraZeneca Plc                                               12               489
         Aventis SA                                                    5                264
         Celesio AG                                                    -                6
         Celltech Group Plc (b)                                        1                8
         Chugai Pharmaceutical Co. Ltd.                                2                19
         CSL Ltd.                                                      1                8
         Daiichi Pharmaceutical Co. Ltd.                               2                25
         Eisai Co. Ltd.                                                2                31
         Elan Corp. Plc (b)                                            3                15
         Fujisawa Pharmaceutical Co. Ltd.                              2                37
         GlaxoSmithKline Plc                                           42               857
         H Lundbeck A/S                                                1                12
         Kyowa Hakko Kogyo Co. Ltd.                                    2                11
         Merck KGaA                                                    -                12
         Novartis AG                                                   17               670
         Novo-Nordisk A/S                                              2                63
         Omega Pharma SA                                               -                3
         Orion-Yhtymae Oy                                              -                5
         Roche Holding AG Bearer                                       -                28
         Roche Holding AG Genusschein                                  5                389
         Sankyo Co. Ltd.                                               3                31
         Sanofi-Synthelabo SA                                          3                147
         Schering AG                                                   1                55
         Serono SA - Class B                                           -                27
         Shionogi & Co. Ltd.                                           2                27
         Suzuken Co. Ltd.                                              -                7
         Taisho Pharmaceutical Co. Ltd.                                1                14
         Takeda Chemical Industries Ltd.                               6                221
         UCB SA                                                        1                19
         Yamanouchi Pharmaceutical Co. Ltd.                            2                60
                                                                                      ---------
                                                                                        3,607
Real Estate - 1.5%
         AMP Diversified Property Trust                                5                10
         British Land Co. Plc                                          3                27
         Canary Wharf Group Plc (b)                                    3                11
         CapitaLand Ltd.                                               6                4
         Castellum AB                                                  1                9
         Centro Properties Group                                       5                12
         CFS Gandel Retail Trust                                       6                5
         Cheung Kong Holdings Ltd.                                     11               66
         City Developments Ltd.                                        5                13
         Cofinimmo SA                                                  -                12
         Commonwealth Property Office Fund                             9                7
         Daito Trust Construction Co. Ltd.                             1                17
         Deutsche Office Trust                                         5                4
         Drott AB                                                      -                5
         Gecina SA                                                     -                13
         General Property Trust                                        12               24
         Great Portland Estates Plc                                    1                3
         Hammerson Plc                                                 2                18
         Hang Lung Properties Ltd.                                     5                5
         Henderson Land Development Co. Ltd.                           6                17
         Hopewell Holdings                                             8                9
         Hysan Development Co. Ltd.                                    3                2
         Immofinanz Immobilien Anlagen AG (b)                          2                13
         Investa Property Group                                        6                8
         Japan Real Estate Investment Corp.                            -                5
         Klepierre                                                     -                5
         Land Securities Group Plc                                     3                43
         Lend Lease Corp. Ltd.                                         3                18
         Liberty International Plc                                     2                18
         Macquarie Goodman Industrial Trust                            4                4
         Mirvac Group                                                  4                12
         Mitsubishi Estate Co. Ltd.                                    7                47
         Mitsui Fudosan Co. Ltd.                                       5                32
         Nippon Building Fund Inc.                                     -                5
         Principal Office Fund                                         4                4
         Sacyr Vallehermoso SA                                         -                5
         Sino Land Co.                                                 10               3
         Slough Estates Plc                                            3                19
         Stockland                                                     6                21
         Sumitomo Realty & Development Co. Ltd.                        2                9
         Sun Hung Kai Properties Ltd.                                  9                45
         Unibail Holding                                               -                22
         United Overseas Land Ltd.                                     2                2
         Westfield Holdings Ltd.                                       3                26
         Westfield Trust                                               14               32
         Westfield Trust (b)                                           -                2
                                                                                      ---------
                                                                                        693
Retail - 2.5%
         Aeon Co. Ltd.                                                 2                39
         Aoyama Trading Co. Ltd.                                       -                3
         Autobacs Seven Co. Ltd.                                       -                2
         Autogrill SpA (b)                                             1                8
         Boots Group Plc                                               5                59
         Bulgari SpA                                                   1                4
         Citizen Watch Co. Ltd.                                        2                11
         Coles Myer Ltd.                                               8                37
         Compagnie Financiere Richemont AG - Class A                   4                60
         Daimaru Inc.                                                  1                4
         D'ieteren NV                                                  -                2
         Dixons Group Plc                                              13               28
         Douglas Holding AG                                            -                2
         Enterprise Inns Plc                                           1                16
         FamilyMart Co. Ltd.                                           -                5
         Fast Retailing Co. Ltd.                                       1                15
         Folli - Follie SA                                             -                2
         Giordano International Ltd.                                   6                2
         Grafton Group Plc (b)                                         2                8
         GUS Plc                                                       7                77
         Hankyu Department Stores Inc.                                 1                6
         Harvey Norman Holdings Ltd.                                   3                5
         Hennes & Mauritz AB - Class B                                 3                74
         Inditex SA                                                    2                39
         Isetan Co. Ltd.                                               1                7
         Ito-Yokado Co. Ltd.                                           3                72
         KarstadtQuelle AG                                             -                4
         Kingfisher Plc                                                19               89
         Koninklijke Vendex KBB NV                                     1                7
         Lawson Inc.                                                   1                14
         Marks & Spencer Group Plc                                     16               85
         Marui Co. Ltd.                                                3                25
         Matsumotokiyoshi Co. Ltd.                                     -                8
         Mitchells & Butlers Plc (b)                                   5                18
         Mitsukoshi Ltd.                                               2                5
         Next Plc                                                      2                32
         Pinault-Printemps-Redoute SA                                  1                38
         Saizeriya Co. Ltd.                                            -                1
         Seven-Eleven Japan Co. Ltd.                                   3                75
         Shimachu Co. Ltd.                                             -                3
         Shimamura Co. Ltd.                                            -                6
         Signet Group Plc                                              11               16
         Skylark Co. Ltd.                                              -                5
         Sonae SGPS SA (b)                                             5                3
         Swatch Group AG                                               -                5
         Swatch Group AG - Class B                                     -                21
         Takashimaya Co. Ltd.                                          2                10
         UNY Co. Ltd.                                                  1                9
         USS Co. Ltd.                                                  -                5
         Valora Holding AG                                             -                6
         Warehouse Group Ltd.                                          1                3
         Whitbread Plc                                                 2                22
         Yamada Denki Co. Ltd.                                         -                8
                                                                                      ---------
                                                                                        1,110

Semiconductors - 0.7%
         ARM Holdings Plc (b)                                          5                6
         ASM Pacific Technology                                        1                3
         ASML Holding NV (b)                                           4                35
         Chartered Semiconductor Manufacturing Ltd. (b)                3                2
         Infineon Technologies AG (b)                                  3                32
         Rohm Co. Ltd.                                                 1                87
         ST Assembly Test Services Ltd. (b)                            1                1
         STMicroelectronics NV                                         4                88
         Tokyo Electron Ltd.                                           1                52
         Unaxis Holding AG                                             -                4
                                                                                      ---------
                                                                                        310
Shipbuilding - 0.0%
         Mitsui Engineering & Shipbuilding Co. Ltd.                    3                4
         SembCorp Marine Ltd.                                          7                4
                                                                                      ---------
                                                                                        8
Software - 0.6%
         Business Objects SA (b)                                       -                6
         Capcom Co. Ltd.                                               -                2
         Dassault Systemes SA                                          -                7
         Hitachi Software Engineering Co. Ltd.                         -                2
         Konami Corp.                                                  1                16
         Misys Plc                                                     5                21
         Nomura Research Institute Ltd.                                -                8
         Oracle Corp. Japan                                            -                7
         Sage Group Plc                                                9                25
         SAP AG                                                        1                167
                                                                                      ---------
                                                                                        261
Storage/Warehousing - 0.0%
         Mitsubishi Logistics Corp.                                    1                6

Telecommunications - 4.2%
         BT Group Plc                                                  62               209
         Cable & Wireless Plc                                          19               36
         Deutsche Telekom AG (b)                                       15               228
         Elisa Communications Oyj - Class A (b)                        1                6
         Eniro Ab Redemption Shares (b)                                -                -
         France Telecom SA                                             5                132
         Hellenic Telecommunications Organization SA                   2                24
         Nippon Telegraph & Telephone Corp.                            -                145
         PCCW Ltd. (b)                                                 9                5
         Portugal Telecom SGPS SA                                      7                51
         PT-Multimedia - Servicos de Telecomunicacoes e Multimedia
         SGPS SA (b)                                                   -                5
         Royal KPN NV (b)                                              12               86
         Singapore Telecommunications Ltd.                             44               38
         Swisscom AG                                                   -                52
         TDC A/S                                                       1                24
         Tele2 AB - Class B (b)                                        1                26
         Telecom Corp. of New Zealand Ltd.                             14               43
         Telecom Italia SpA-RNC                                        15               84
         Telecom Italia SpA                                            16               149
         Telefonica SA (b)                                             34               393
         Telekom Austria AG (b)                                        2                17
         Telenor ASA                                                   4                15
         TeliaSonera AB                                                12               49
         Telstra Corp. Ltd.                                            15               45
         Tiscali SpA (b)                                               2                12
                                                                                      ---------
                                                                                        1,874
Telecommunications Equipment - 1.8%
         Alcatel SA (b)                                                9                77
         GN Store Nord (b)                                             1                4
         Intracom SA (b)                                               1                3
         Kudelski SA (b)                                               -                3
         Nokia Oyj                                                     34               557
         NTT Data Corp.                                                -                31
         Oki Electric Industry Co. Ltd. (b)                            5                14
         Tandberg ASA (b)                                              1                3
         Telefonaktiebolaget LM Ericsson - Class B (b)                 101              108
                                                                                      ---------
                                                                                        800
Textiles - 0.2%
         Kuraray Co. Ltd.                                              3                20
         Mitsubishi Rayon Co. Ltd.                                     4                11
         Nisshinbo Industries Inc.                                     1                5
         Teijin Ltd.                                                   7                17
         Toray Industries Inc.                                         8                19
         Toyobo Co. Ltd.                                               2                2
                                                                                      ---------
                                                                                        74
Tobacco - 0.7%
         Altadis SA                                                    2                54
         British American Tobacco Plc                                  11               127
         Imperial Tobacco Group Plc                                    5                90
         Japan Tobacco Inc.                                            -                27
         Papastratos Cigarette Co.                                     -                2
         Swedish Match AB                                              2                17
                                                                                      ---------
                                                                                        317
Toys & Hobbies - 0.1%
         Bandai Co. Ltd.                                               -                11
         Nintendo Co. Ltd.                                             1                51
         Sega Corp. (b)                                                1                4
                                                                                      ---------
                                                                                        66
Transportation - 1.4%
         Amadeus Global Travel Distribution SA                         2                13
         Associated British Ports Holdings Plc                         3                16
         Central Japan Railway Co.                                     -                43
         ComfortDelGro Corp. Ltd. (b)                                  17               8
         Compagnie Maritime Belge SA                                   -                1
         Dampskibsselskabet Svendborg                                  -                54
         Deutsche Post AG                                              3                40
         DSV De Sammensluttede Vognmaend af                            -                5
         East Japan Railway Co.                                        -                107
         Exel Plc                                                      2                23
         Exmar NV (b)                                                  -                1
         Firstgroup Plc                                                4                17
         Frontline Ltd.                                                -                3
         Kawasaki Kisen Kaisha Ltd.                                    5                12
         Keihin Electric Express Railway Co. Ltd.                      3                15
         Keio Electric Railway Co. Ltd.                                4                18
         Kinki Nippon Railway Co. Ltd. (b)                             9                23
         Mitsui O.S.K. Lines Ltd.                                      5                15
         MTR Corp.                                                     12               14
         Neptune Orient Lines Ltd. (b)                                 4                3
         Nippon Express Co. Ltd.                                       5                19
         Nippon Yusen Kabushiki Kaisha                                 7                27
         Peninsular and Oriental Steam Navigation Co.                  5                20
         Seino Transportation Co. Ltd.                                 1                6
         SembCorp Logistics Ltd.                                       1                1
         Stagecoach Group Plc                                          4                4
         Tobu Railway Co. Ltd.                                         4                11
         Tokyu Corp.                                                   7                23
         Toll Holdings Ltd.                                            1                4
         TPG NV                                                        2                42
         West Japan Railway Co.                                        -                27
         Yamato Transport Co. Ltd.                                     3                33
                                                                                      ---------
                                                                                        648
Venture Capital - 0.1%
         3i Group Plc                                                  4                42
         Jafco Co. Ltd.                                                -                17
                                                                                      ---------
                                                                                        59
Water - 0.5%
         Kelda Group Plc                                               3                20
         Severn Trent Plc                                              2                26
         Sociedad General de Aguas de Barcelona SA                     -                5
         Suez SA                                                       6                88
         United Utilities Plc                                          4                38
         Veolia Environnement                                          2                35
                                                                                      ---------
                                                                                        212
Wireless Telecommunications - 3.0%
         Mobistar SA (b)                                               -                8
         NTT DoCoMo Inc.                                               -                268
         TIM SpA                                                       26               130
         Vodafone Group Plc                                            481              940
         Vodafone-Panafon SA                                           1                6
                                                                                      ---------
                                                                                        1,352
                                                                                      ---------
         Total Common Stocks (cost $41,345)                                             40,816
                                                                                      ---------

Preferred Stocks - 0.4%
Auto Manufacturers - 0.1%
         Porsche AG                                                    -                25
         Volkswagen AG                                                 1                26
                                                                                      ---------
                                                                                        51
Cosmetics & Personal Care - 0.1%
         Wella AG                                                      -                10

Electric - 0.0%
         RWE AG                                                        -                6

Healthcare - 0.0%
         Fresenius Medical Care AG                                     -                5

Media - 0.2%
         News Corp. Ltd.                                               15               92
                                                                                      ---------
         Total Preferred Stocks (cost $151)                                             164
                                                                                      ---------

Rights - 0.0%
         Lafarge Sa Rights, 07/15/03                                   1                3
                                                                                      ---------
         Total Rights (cost $0)                                                         3
                                                                                      ---------
Short Term Investments - 7.3%
Money Market Funds - 6.7%
         Dreyfus Cash Management Plus, 1.07% (a)                       2,221            2,221
         Dreyfus Government Cash Management, 0.98% (a)                 769              769
                                                                                      ---------
                                                                                        2,990

U.S. Treasury Bills - 0.6%
         U.S. Treasury Bill, 1.01%, 09/11/03 (l)                       $300             299
                                                                                      ---------
         Total Short Term Investments (cost $3,289)                                     3,289
                                                                                      ---------

Total Investments - 98.7% (cost $44,785)                                                44,272
                                                                                      ---------
Other Assets and Liabilities, Net - 1.3%                                                588
                                                                                      ---------
Total Net Assets - 100%                                                        $        44,860
                                                                                      ---------
                                                                                      ---------


Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund

Common Stocks - 93.8%
Advertising - 0.2%
         Catalina Marketing Corp. (b)                                  2       $        34
         Harte-Hanks Inc.                                              3                60
                                                                                      ---------
                                                                                        94
Aerospace & Defense - 0.5%
         L-3 Communications Holdings Inc. (b)                          4                153
         Sequa Corp. - Class A (b)                                     -                13
         Titan Corp. (b)                                               3                29
                                                                                      ---------
                                                                                        195
Airlines - 0.1%
         Alaska Air Group Inc. (b)                                     1                18

Apparel - 0.8%
         Coach Inc. (b)                                                3                167
         Timberland Co. - Class A (b)                                  1                70
         Unifi Inc. (b)                                                1                7
                                                                                      ---------
                                                                                        244
Auto Parts & Equipment - 1.0%
         ArvinMeritor Inc.                                             3                54
         Bandag Inc.                                                   1                27
         BorgWarner Inc.                                               1                64
         Lear Corp. (b)                                                2                112
         Modine Manufacturing Co.                                      1                24
         Superior Industries International Inc.                        1                39
                                                                                      ---------
                                                                                        320
Banks - 6.6%
         Associated Banc-Corp.                                         3                101
         Bank of Hawaii Corp.                                          2                72
         Banknorth Group Inc.                                          6                153
         City National Corp.                                           2                78
         Colonial BancGroup Inc.                                       5                66
         Commerce Bancorp. Inc.                                        3                95
         Compass Bancshares Inc.                                       5                164
         First Virginia Banks Inc.                                     2                107
         FirstMerit Corp.                                              3                71
         Greater Bay Bancorp.                                          2                41
         Hibernia Corp.                                                6                105
         Investors Financial Services Corp.                            3                73
         M&T Bank Corp.                                                4                371
         Mercantile Bankshares Corp.                                   3                100
         National Commerce Financial Corp.                             8                168
         Provident Financial Group Inc.                                2                50
         Silicon Valley Bancshares (b)                                 1                33
         TCF Financial Corp.                                           3                107
         Westamerica Bancorp.                                          1                50
         Wilmington Trust Corp.                                        2                72
                                                                                      ---------
                                                                                        2,077
Beverages - 0.6%
         Constellation Brands Inc. - Class A (b)                       3                110
         PepsiAmericas Inc.                                            5                68
                                                                                      ---------
                                                                                        178
Biotechnology - 1.5%
         Charles River Laboratories International Inc. (b)             2                51
         IDEC Pharmaceuticals Corp. (b)                                6                195
         Millennium Pharmaceuticals Inc. (b)                           11               173
         Protein Design Labs Inc. (b)                                  3                46
                                                                                      ---------
                                                                                        465
Building Materials - 0.3%
         Martin Marietta Materials Inc.                                2                63
         York International Corp.                                      1                34
                                                                                      ---------
                                                                                        97
Chemicals - 2.3%
         Airgas Inc.                                                   3                42
         Albemarle Corp.                                               1                40
         Cabot Corp.                                                   2                68
         Cabot Microelectronics Corp. (b)                              1                45
         Crompton Corp.                                                4                30
         Cytec Industries Inc. (b)                                     1                47
         Ferro Corp.                                                   1                34
         FMC Corp. (b)                                                 1                30
         IMC Global Inc.                                               5                31
         Lubrizol Corp.                                                2                61
         Lyondell Chemical Co.                                         6                81
         Minerals Technologies Inc.                                    1                37
         Olin Corp.                                                    2                39
         RPM International Inc.                                        4                60
         Valspar Corp.                                                 2                80
                                                                                      ---------
                                                                                        725
Commercial Services - 3.3%
         Banta Corp.                                                   1                31
         Career Education Corp. (b)                                    2                118
         ChoicePoint Inc. (b)                                          3                111
         Corinthian Colleges Inc. (b)                                  2                74
         DeVry Inc. (b)                                                3                62
         Education Management Corp. (b)                                1                71
         First Health Group Corp. (b)                                  4                97
         Gartner Inc. (b)                                              3                24
         Kelly Services Inc. - Class A                                 1                33
         Korn/Ferry International (b)                                  1                8
         Manpower Inc.                                                 3                106
         MPS Group Inc. (b)                                            3                24
         Plexus Corp. (b)                                              2                18
         Quanta Services Inc. (b)                                      3                24
         Rollins Inc.                                                  2                34
         Sotheby's Holdings Inc. - Class A (b)                         3                19
         Sylvan Learning Systems Inc. (b)                              1                33
         United Rentals Inc. (b)                                       3                42
         Valassis Communications Inc. (b)                              2                51
         Viad Corp.                                                    3                74
                                                                                      ---------
                                                                                        1,054
Computers - 4.7%
         Affiliated Computer Services Inc. - Class A (b)               5                225
         BISYS Group Inc. (b)                                          4                81
         Cadence Design Systems Inc. (b)                               10               119
         Ceridian Corp. (b)                                            5                93
         Diebold Inc.                                                  3                115
         DST Systems Inc. (b)                                          4                167
         Imation Corp.                                                 1                46
         InFocus Corp. (b)                                             1                4
         Jack Henry & Associates Inc.                                  3                58
         McData Corp. (b)                                              4                56
         Mentor Graphics Corp. (b)                                     3                39
         Quantum Corp. (b)                                             6                25
         Reynolds & Reynolds Co.                                       2                69
         Sandisk Corp. (b)                                             3                102
         Storage Technology Corp. (b)                                  4                103
         Synopsys Inc. (b)                                             3                171
                                                                                      ---------
                                                                                        1,473
Distribution & Wholesale - 0.9%
         CDW Corp. (b)                                                 3                142
         Fastenal Co.                                                  3                95
         Tech Data Corp. (b)                                           2                58
                                                                                      ---------
                                                                                        295
Diversified Financial Services - 2.6%
         A.G. Edwards Inc.                                             3                101
         AmeriCredit Corp. (b)                                         5                47
         E*TRADE Group Inc. (b)                                        13               112
         Eaton Vance Corp.                                             3                82
         IndyMac Bancorp. Inc.                                         2                56
         Investment Technology Group Inc. (b)                          2                36
         LaBranche & Co. Inc.                                          2                46
         Legg Mason Inc.                                               2                155
         Neuberger Berman Inc.                                         3                104
         Waddell & Reed Financial Inc. - Class A                       3                77
                                                                                      ---------
                                                                                        816
Electric - 4.9%
         Allete Inc.                                                   3                87
         Alliant Energy Corp.                                          3                66
         Black Hills Corp.                                             1                41
         DPL Inc.                                                      5                74
         DQE Inc.                                                      3                38
         Energy East Corp.                                             5                112
         Great Plains Energy Inc.                                      3                75
         Hawaiian Electric Industries Inc.                             1                63
         Idacorp Inc.                                                  1                37
         MDU Resources Group Inc.                                      3                92
         Northeast Utilities                                           5                80
         NSTAR                                                         2                89
         OGE Energy Corp.                                              3                63
         Pepco Holdings Inc.                                           6                121
         PNM Resources Inc.                                            1                39
         Puget Energy Inc.                                             4                84
         SCANA Corp.                                                   4                140
         Sierra Pacific Resources (b)                                  5                27
         Westar Energy Inc.                                            3                42
         Wisconsin Energy Corp.                                        4                124
         WPS Resources Corp.                                           1                42
                                                                                      ---------
                                                                                        1,536
Electrical Components & Equipment - 0.7%
         Ametek Inc.                                                   1                40
         Energizer Holdings Inc. (b)                                   3                95
         Hubbell Inc. - Class B                                        2                73
                                                                                      ---------
                                                                                        208
Electronics - 1.1%
         Arrow Electronics Inc. (b)                                    4                60
         Avnet Inc. (b)                                                4                57
         Gentex Corp. (b)                                              3                87
         Kemet Corp. (b)                                               3                30
         Varian Inc. (b)                                               1                45
         Vishay Intertechnology Inc. (b)                               6                78
                                                                                      ---------
                                                                                        357
Engineering & Construction - 0.5%
         Dycom Industries Inc. (b)                                     2                29
         Granite Construction Inc.                                     2                32
         Jacobs Engineering Group Inc. (b)                             2                86
                                                                                      ---------
                                                                                        147
Entertainment - 0.7%
         GTECH Holdings Corp. (b)                                      2                76
         International Speedway Corp. - Class A                        2                81
         Macrovision Corp. (b)                                         2                34
         Six Flags Inc. (b)                                            4                25
                                                                                      ---------
                                                                                        216
Environmental Control - 0.6%
         Republic Services Inc. (b)                                    6                134
         Stericycle Inc. (b)                                           1                57
                                                                                      ---------
                                                                                        191

Food - 3.0%
         Dean Foods Co. (b)                                            5                157
         Dreyer's Grand Ice Cream Holdings Inc.                        1                102
         Hormel Foods Corp.                                            5                121
         Interstate Bakeries                                           2                21
         JM Smucker Co.                                                2                71
         Ruddick Corp.                                                 2                28
         Sensient Technologies Corp.                                   2                42
         Smithfield Foods Inc. (b)                                     4                93
         Tootsie Roll Industries Inc.                                  2                56
         Tyson Foods Inc.                                              13               138
         Whole Foods Market Inc. (b)                                   2                105
                                                                                      ---------
                                                                                        934
Forest Products & Paper - 0.7%
         Bowater Inc.                                                  2                78
         Longview Fibre Co.                                            2                14
         P.H. Glatfelter Co.                                           2                25
         Potlatch Corp.                                                1                27
         Rayonier Inc.                                                 2                54
         Wausau-Mosinee Paper Corp.                                    2                20
                                                                                      ---------
                                                                                        218
Gas - 0.7%
         AGL Resources Inc.                                            2                55
         Oneok Inc.                                                    3                49
         Vectren Corp.                                                 3                63
         WGL Holdings Inc.                                             2                44
                                                                                      ---------
                                                                                        211
Hand & Machine Tools - 0.1%
         Kennametal Inc.                                               1                45

Healthcare - 5.9%
         Apogent Technologies Inc. (b)                                 4                75
         Apria Healthcare Group Inc. (b)                               2                49
         Beckman Coulter Inc.                                          2                92
         Community Health Systems Inc. (b)                             4                70
         Covance Inc. (b)                                              2                42
         Coventry Health Care Inc. (b)                                 2                102
         Cytyc Corp. (b)                                               4                46
         Dentsply International Inc.                                   3                119
         Edwards Lifesciences Corp. (b)                                2                74
         Health Net Inc. (b)                                           4                141
         Henry Schein Inc. (b)                                         2                87
         Hillenbrand Industries Inc.                                   2                115
         LifePoint Hospitals Inc. (b)                                  2                32
         Lincare Holdings Inc. (b)                                     4                122
         Oxford Health Plans (b)                                       3                129
         Pacificare Health Systems Inc. (b)                            1                62
         Patterson Dental Co. (b)                                      3                114
         Steris Corp. (b)                                              2                57
         Triad Hospitals Inc. (b)                                      3                69
         Universal Health Services Inc. (b)                            2                83
         Varian Medical Systems Inc. (b)                               3                144
         VISX Inc. (b)                                                 2                35
                                                                                      ---------
                                                                                        1,859
Home Builders - 1.5%
         Clayton Homes Inc.                                            5                63
         DR Horton Inc.                                                5                152
         Lennar Corp.                                                  3                187
         Toll Brothers Inc. (b)                                        3                75
                                                                                      ---------
                                                                                        477
Home Furnishings - 0.2%
         Furniture Brands International Inc. (b)                       2                53

Household Products - 0.5%
         Blyth Inc.                                                    2                43
         Church & Dwight Co. Inc.                                      1                47
         Dial Corp.                                                    4                69
                                                                                      ---------
                                                                                        159
Insurance - 5.1%
         Allmerica Financial Corp. (b)                                 2                33
         American Financial Group Inc.                                 3                61
         AmerUs Group Co.                                              2                43
         Arthur J. Gallagher & Co.                                     3                91
         Brown & Brown Inc.                                            3                83
         Everest Re Group Ltd.                                         2                157
         Fidelity National Financial Inc.                              5                153
         First American Corp.                                          3                74
         HCC Insurance Holdings Inc.                                   2                70
         Horace Mann Educators Corp.                                   2                25
         Leucadia National Corp.                                       2                82
         Mony Group Inc.                                               2                47
         Ohio Casualty Corp. (b)                                       2                33
         Old Republic International Corp.                              4                153
         PMI Group Inc.                                                3                89
         Protective Life Corp.                                         3                68
         Radian Group Inc.                                             3                126
         Stancorp Financial Group Inc.                                 1                55
         Unitrin Inc.                                                  2                66
         W.R. Berkley Corp.                                            2                107
                                                                                      ---------
                                                                                        1,616
Internet - 1.1%
         Avocent Corp. (b)                                             2                47
         Checkfree Corp. (b)                                           3                83
         Internet Security Systems Inc. (b)                            2                24
         Macromedia Inc. (b)                                           2                48
         Network Associates Inc. (b)                                   6                75
         Overture Services Inc. (b)                                    2                41
         RSA Security Inc. (b)                                         2                25
                                                                                      ---------
                                                                                        343
Iron & Steel - 0.1%
         AK Steel Holding Corp. (b)                                    3                12
         Carpenter Technology Corp.                                    1                13
                                                                                      ---------
                                                                                        25
Leisure Time - 0.1%
         Callaway Golf Co.                                             3                36

Lodging - 0.7%
         Extended Stay America Inc. (b)                                3                47
         Mandalay Resort Group                                         2                73
         Park Place Entertainment Corp. (b)                            11               101
                                                                                      ---------
                                                                                        221
Machinery - 0.5%
         AGCO Corp. (b)                                                3                50
         Flowserve Corp. (b)                                           2                42
         Nordson Corp.                                                 1                30
         Tecumseh Products Co.                                         1                24
                                                                                      ---------
                                                                                        146
Manufacturing - 1.9%
         Brink's Co.                                                   2                27
         Carlisle Cos. Inc.                                            1                46
         Donaldson Co. Inc.                                            2                72
         Federal Signal Corp.                                          2                34
         Harsco Corp.                                                  2                57
         Lancaster Colony Corp.                                        1                51
         Pentair Inc.                                                  2                71
         SPX Corp. (b)                                                 3                129
         Teleflex Inc.                                                 2                65
         Trinity Industries Inc.                                       2                33
                                                                                      ---------
                                                                                        585
Media - 2.9%
         Belo Corp. - Class A                                          4                93
         Emmis Communications Corp. (b)                                2                49
         Entercom Communications Corp. (b)                             2                93
         Hispanic Broadcasting Corp. (b)                               4                102
         Lee Enterprises Inc.                                          2                62
         Media General Inc.                                            1                51
         Reader's Digest Association Inc. - Class A                    4                48
         Scholastic Corp. (b)                                          1                43
         Washington Post                                               -                256
         Westwood One Inc. (b)                                         4                130
                                                                                      ---------
                                                                                        927
Metal Fabrication & Hardware - 0.2%
         Precision Castparts Corp.                                     2                63

Mining - 0.3%
         Arch Coal Inc.                                                2                45
         Peabody Energy Corp.                                          2                62
                                                                                      ---------
                                                                                        107
Office Furnishings - 0.4%
         Herman Miller Inc.                                            3                54
         HON Industries Inc.                                           2                63
                                                                                      ---------
                                                                                        117
Oil & Gas Producers - 3.8%
         ENSCO International Inc.                                      6                148
         Forest Oil Corp. (b)                                          2                45
         Helmerich & Payne Inc.                                        2                54
         Murphy Oil Corp.                                              3                178
         Noble Energy Inc.                                             2                81
         Patterson-UTI Energy Inc. (b)                                 3                96
         Pioneer Natural Resources Co. (b)                             4                114
         Pogo Producing Co.                                            2                97
         Pride International Inc. (b)                                  5                94
         Valero Energy Corp.                                           4                153
         XTO Energy Inc.                                               7                136
                                                                                      ---------
                                                                                        1,196
Oil & Gas Services - 2.4%
         Cooper Cameron Corp. (b)                                      2                102
         FMC Technologies Inc. (b)                                     3                55
         Grant Prideco Inc. (b)                                        4                50
         Hanover Compressor Co. (b)                                    3                29
         National-Oilwell Inc. (b)                                     3                71
         Smith International Inc. (b)                                  4                139
         Tidewater Inc.                                                2                66
         Varco International Inc. (b)                                  3                68
         Weatherford International Ltd. (b)                            5                188
                                                                                      ---------
                                                                                        768
Packaging & Containers - 0.5%
         Packaging Corp. of America (b)                                4                69
         Sonoco Products Co.                                           4                87
                                                                                      ---------
                                                                                        156
Pharmaceuticals - 5.5%
         AdvancePCS (b)                                                3                127
         Barr Laboratories Inc. (b)                                    2                161
         Express Scripts Inc. - Class A (b)                            3                197
         Gilead Sciences Inc. (b)                                      7                411
         ICN Pharmaceuticals Inc.                                      3                56
         IVAX Corp. (b)                                                7                129
         Mylan Laboratories Inc.                                       7                236
         Omnicare Inc.                                                 4                125
         Perrigo Co.                                                   2                39
         Pharmaceutical Resources Inc. (b)                             1                57
         Sepracor Inc. (b)                                             3                52
         Sicor Inc. (b)                                                4                89
         Vertex Pharmaceuticals Inc. (b)                               3                40
                                                                                      ---------
                                                                                        1,719
Pipelines - 1.1%
         Aquila Inc.                                                   8                21
         Equitable Resources Inc.                                      2                94
         National Fuel Gas Co.                                         3                79
         Questar Corp.                                                 3                102
         Western Gas Resources Inc.                                    1                47
                                                                                      ---------
                                                                                        343
Real Estate - 1.5%
         AMB Property Corp.                                            3                86
         Hospitality Properties Trust                                  2                72
         Liberty Property Trust                                        3                100
         Mack-Cali Realty Corp.                                        2                75
         New Plan Excel Realty Trust                                   3                73
         United Dominion Realty Trust Inc.                             4                72
                                                                                      ---------
                                                                                        478
Retail - 6.6%
         99 Cents Only Stores (b)                                      3                90
         Abercrombie & Fitch Co. - Class A (b)                         4                102
         American Eagle Outfitters Inc. (b)                            3                48
         Applebees International Inc.                                  2                66
         Barnes & Noble Inc. (b)                                       2                55
         BJ's Wholesale Club Inc. (b)                                  2                37
         Bob Evans Farms Inc.                                          1                36
         Borders Group Inc. (b)                                        3                50
         Brinker International Inc. (b)                                4                129
         Carmax Inc. (b)                                               4                115
         CBRL Group Inc.                                               2                73
         Cheesecake Factory (b)                                        2                68
         Chico's FAS Inc. (b)                                          3                64
         Claire's Stores Inc.                                          2                42
         Copart Inc. (b)                                               4                35
         Dollar Tree Stores Inc. (b)                                   4                134
         Krispy Kreme Doughnuts Inc. (b)                               2                88
         Longs Drug Stores Corp.                                       1                25
         Michaels Stores Inc. (b)                                      2                95
         Neiman-Marcus Group Inc. - Class A (b)                        2                67
         Outback Steakhouse Inc.                                       3                109
         Payless Shoesource Inc. (b)                                   3                35
         Petsmart Inc. (b)                                             5                87
         Pier 1 Imports Inc.                                           3                66
         Ross Stores Inc.                                              3                122
         Ruby Tuesday Inc.                                             2                56
         Saks Inc. (b)                                                 6                54
         Williams-Sonoma Inc. (b)                                      4                124
                                                                                      ---------
                                                                                        2,072
Savings & Loans - 2.4%
         Astoria Financial Corp.                                       3                85
         Greenpoint Financial Corp.                                    3                178
         Independence Community Bank Corp.                             2                56
         New York Community Bancorp. Inc.                              5                151
         Roslyn Bancorp. Inc.                                          3                63
         Sovereign Bancorp. Inc.                                       10               151
         Webster Financial Corp.                                       2                61
                                                                                      ---------
                                                                                        745
Semiconductors - 3.1%
         Atmel Corp. (b)                                               18               46
         Credence Systems Corp. (b)                                    3                24
         Cree Inc. (b)                                                 2                40
         Cypress Semiconductor Corp. (b)                               5                56
         Fairchild Semiconductor International Inc. - Class A (b)      5                58
         Integrated Circuit Systems Inc. (b)                           1                41
         Integrated Device Technology Inc. (b)                         4                46
         International Rectifier Corp. (b)                             2                64
         Intersil Corp. (b)                                            5                135
         Lam Research Corp. (b)                                        5                85
         Lattice Semiconductor Corp. (b)                               4                34
         LTX Corp. (b)                                                 2                16
         Micrel Inc. (b)                                               3                35
         Microchip Technology Inc.                                     8                185
         Semtech Corp. (b)                                             3                39
         Silicon Laboratories Inc. (b)                                 2                44
         Triquint Semiconductor Inc. (b)                               5                18
                                                                                      ---------
                                                                                        966
Software - 2.5%
         Activision Inc. (b)                                           4                50
         Acxiom Corp. (b)                                              3                50
         Advent Software Inc. (b)                                      1                18
         Ascential Software Corp. (b)                                  2                36
         Certegy Inc. (b)                                              3                69
         CSG Systems International Inc. (b)                            2                25
         Dun & Bradstreet Corp. (b)                                    3                113
         Fair Isaac Corp.                                              2                88
         Keane Inc. (b)                                                2                33
         Legato Systems Inc. (b)                                       5                40
         National Instruments Corp. (b)                                2                73
         Retek Inc. (b)                                                2                11
         SEI Investments Co.                                           4                124
         Sybase Inc. (b)                                               4                51
         Transaction Systems Architects Inc. (b)                       1                8
         Wind River Systems Inc. (b)                                   2                7
                                                                                      ---------
                                                                                        796
Telecommunications - 0.5%
         Cincinnati Bell Inc. (b)                                      9                58
         Telephone & Data Systems Inc.                                 2                107
                                                                                      ---------
                                                                                        165
Telecommunications Equipment - 1.2%
         3Com Corp. (b)                                                14               64
         Adtran Inc. (b)                                               1                71
         Advanced Fibre Communications Inc. (b)                        3                52
         CommScope Inc. (b)                                            2                22
         Harris Corp.                                                  2                74
         Newport Corp. (b)                                             1                19
         Plantronics Inc. (b)                                          2                36
         Polycom Inc. (b)                                              4                54
                                                                                      ---------
                                                                                        392
Textiles - 0.4%
         Mohawk Industries Inc. (b)                                    2                135

Tobacco - 0.1%
         Universal Corp.                                               1                37

Transportation - 1.9%
         Airborne Inc.                                                 2                37
         Alexander & Baldwin Inc.                                      2                42
         C.H. Robinson Worldwide Inc.                                  3                111
         CNF Inc.                                                      2                49
         EGL Inc. (b)                                                  2                25
         Expeditors International of Washington Inc.                   4                134
         GATX Corp.                                                    2                30
         J.B. Hunt Transport Services Inc. (b)                         1                53
         Overseas Shipholding Group Inc.                               1                29
         Swift Transportation Co. Inc. (b)                             3                55
         Werner Enterprises Inc.                                       2                49
                                                                                      ---------
                                                                                        614
Water - 0.2%
         Philadelphia Suburban Corp.                                   3                63

Wireless Telecommunications - 0.3%
         Powerwave Technologies Inc. (b)                               3                16
         Price Communications Corp. (b)                                2                24
         RF Micro Devices Inc. (b)                                     7                41
                                                                                      ---------
                                                                                        81
                                                                                      ---------
         Total Common Stocks (cost $27,886)                                             29,574
                                                                                      ---------

Short Term Investments - 5.0%
Money Market Funds - 4.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       1,371            1,371
U.S. Treasury Bills - 0.7%
         U.S. Treasury Bill, 1.01%, 09/11/03 (l)                       $200             200
                                                                                      ---------
         Total Short Term Investments (cost $1,570)                                     1,571
                                                                                      ---------

Total Investments - 98.8% (cost $29,456)                                                31,145
                                                                                      ---------
Other Assets and Liabilities, Net - 1.2%                                                376
                                                                                      ---------
Total Net Assets - 100%                                                        $        31,521
                                                                                      ---------
                                                                                      ---------

Mellon Capital Management/JNL S&P 500 Index Fund

Common Stocks - 90.6%
Advertising - 0.1%
         Interpublic Group of Cos. Inc.                                3       $        46
         Omnicom Group Inc.                                            2                127
                                                                                      ---------
                                                                                        173
Aerospace & Defense - 1.3%
         Boeing Co.                                                    8                271
         General Dynamics Corp.                                        2                139
         Goodrich Corp.                                                1                24
         Lockheed Martin Corp.                                         4                205
         Northrop Grumman Corp.                                        2                148
         Raytheon Co.                                                  4                125
         Rockwell Collins Inc.                                         2                44
         United Technologies Corp.                                     4                310
                                                                                      ---------
                                                                                        1,266
Agriculture - 0.1%
         Monsanto Co.                                                  2                51

Airlines - 0.2%
         Delta Air Lines Inc.                                          1                17
         Southwest Airlines Co.                                        7                126
                                                                                      ---------
                                                                                        143
Apparel - 0.3%
         Jones Apparel Group Inc. (b)                                  1                39
         Liz Claiborne Inc.                                            1                34
         NIKE Inc.                                                     2                132
         Reebok International Ltd. (b)                                 1                20
         V.F. Corp.                                                    1                33
                                                                                      ---------
                                                                                        258
Auto Manufacturers - 0.5%
         Ford Motor Co.                                                17               189
         General Motors Corp.                                          5                190
         Navistar International Corp. (b)                              1                20
         PACCAR Inc.                                                   1                76
                                                                                      ---------
                                                                                        475
Auto Parts & Equipment - 0.2%
         Cooper Tire & Rubber Co.                                      1                12
         Dana Corp.                                                    1                17
         Delphi Corp.                                                  5                47
         Goodyear Tire & Rubber Co.                                    1                6
         Johnson Controls Inc.                                         1                68
         Visteon Corp.                                                 1                8
                                                                                      ---------
                                                                                        158
Banks - 6.3%
         AmSouth Bancorp.                                              3                73
         Bank of America Corp.                                         14               1,117
         Bank of New York Co. Inc.                                     7                206
         Bank One Corp.                                                11               407
         BB&T Corp.                                                    4                151
         Charter One Financial Inc.                                    2                65
         Comerica Inc.                                                 2                79
         Fifth Third Bancorp.                                          5                313
         First Tennessee National Corp.                                1                50
         FleetBoston Financial Corp.                                   10               294
         Huntington Bancshares Inc.                                    2                45
         KeyCorp                                                       4                102
         Marshall & Ilsley Corp.                                       2                65
         Mellon Financial Corp.                                        4                113
         National City Corp.                                           6                188
         North Fork Bancorp. Inc.                                      1                51
         Northern Trust Corp.                                          2                89
         PNC Financial Services Group Inc.                             3                133
         Regions Financial Corp.                                       2                70
         SouthTrust Corp.                                              3                89
         State Street Corp.                                            3                125
         SunTrust Banks Inc.                                           3                158
         Synovus Financial Corp.                                       3                62
         Union Planters Corp.                                          2                56
         US Bancorp.                                                   18               442
         Wachovia Corp.                                                13               513
         Wells Fargo & Co.                                             16               803
         Zions Bancorp.                                                1                42
                                                                                      ---------
                                                                                        5,901
Beverages - 2.6%
         Adolph Coors Co. - Class B                                    -                13
         Anheuser-Busch Cos. Inc.                                      8                408
         Brown-Forman Corp. - Class B                                  1                46
         Coca-Cola Co.                                                 23               1,084
         Coca-Cola Enterprises Inc.                                    4                78
         Pepsi Bottling Group Inc.                                     3                53
         PepsiCo Inc.                                                  16               722
                                                                                      ---------
                                                                                        2,404
Biotechnology - 1.1%
         Amgen Inc. (b)                                                12               805
         Biogen Inc. (b)                                               1                51
         Chiron Corp. (b)                                              2                78
         Genzyme Corp. (b)                                             2                87
         Millipore Corp. (b)                                           -                21
                                                                                      ---------
                                                                                        1,042
Building Materials - 0.2%
         American Standard Cos. Inc. (b)                               1                52
         Masco Corp.                                                   5                110
         Vulcan Materials Co.                                          1                35
                                                                                      ---------
                                                                                        197
Chemicals - 1.3%
         Air Products & Chemicals Inc.                                 2                90
         Ashland Inc.                                                  1                16
         Dow Chemical Co.                                              9                264
         E.I. Du Pont de Nemours and Co.                               9                388
         Eastman Chemical Co.                                          1                19
         Ecolab Inc.                                                   3                66
         Engelhard Corp.                                               1                26
         Great Lakes Chemical Corp.                                    -                7
         Hercules Inc. (b)                                             1                9
         International Flavors & Fragrances Inc.                       1                27
         PPG Industries Inc.                                           2                82
         Praxair Inc.                                                  1                90
         Rohm & Haas Co.                                               2                60
         Sherwin-Williams Co.                                          2                40
         Sigma-Aldrich Corp.                                           1                34
                                                                                      ---------
                                                                                        1,218
Commercial Services - 0.9%
         Apollo Group Inc. (b)                                         2                101
         Cendant Corp. (b)                                             10               178
         Concord EFS Inc. (b)                                          5                71
         Convergys Corp. (b)                                           2                30
         Deluxe Corp.                                                  1                28
         Equifax Inc.                                                  1                32
         H&R Block Inc.                                                2                76
         McKesson Corp.                                                3                99
         Moody's Corp.                                                 2                80
         Paychex Inc.                                                  4                104
         Quintiles Transnational Corp. (b)                             1                13
         R.R. Donnelley & Sons Co.                                     1                26
         Robert Half International Inc. (b)                            1                27
                                                                                      ---------
                                                                                        865
Computers - 3.8%
         Apple Computer Inc. (b)                                       3                62
         Computer Sciences Corp. (b)                                   2                64
         Dell Computer Corp. (b)                                       24               775
         Electronic Data Systems Corp.                                 5                97
         EMC Corp. (b)                                                 21               217
         Gateway Inc. (b)                                              3                13
         Hewlett-Packard Co.                                           29               610
         International Business Machines Corp.                         16               1,339
         Lexmark International Inc. (b)                                1                81
         NCR Corp. (b)                                                 1                19
         Network Appliance Inc. (b)                                    3                50
         Sun Microsystems Inc. (b)                                     30               138
         SunGard Data Systems Inc. (b)                                 3                66
         Unisys Corp. (b)                                              3                32
                                                                                      ---------
                                                                                        3,563
Cosmetics & Personal Care - 2.3%
         Alberto-Culver Co. - Class B                                  1                27
         Avon Products Inc.                                            2                136
         Colgate-Palmolive Co.                                         5                291
         Gillette Co.                                                  10               314
         Kimberly-Clark Corp.                                          5                250
         Procter & Gamble Co.                                          12               1,085
                                                                                      ---------
                                                                                        2,103
Distribution & Wholesale - 0.1%
         Genuine Parts Co.                                             2                52
         W.W. Grainger Inc.                                            1                38
                                                                                      ---------
                                                                                        90
Diversified Financial Services - 7.1%
         American Express Co.                                          12               518
         Bear Stearns Cos. Inc.                                        1                68
         Capital One Financial Corp.                                   2                105
         Charles Schwab Corp.                                          13               127
         Citigroup Inc.                                                48               2,071
         Countrywide Financial Corp.                                   1                80
         Fannie Mae                                                    9                632
         Federated Investors Inc.                                      1                27
         Franklin Resources Inc.                                       2                97
         Freddie Mac                                                   7                332
         Goldman Sachs Group Inc.                                      4                375
         Janus Capital Group Inc.                                      2                33
         JPMorgan Chase & Co.                                          19               640
         Lehman Brothers Holdings Inc.                                 2                151
         MBNA Corp.                                                    12               251
         Merrill Lynch & Co. Inc.                                      9                409
         Morgan Stanley                                                10               436
         Providian Financial Corp. (b)                                 3                25
         SLM Corp.                                                     4                170
         T. Rowe Price Group Inc.                                      1                39
                                                                                      ---------
                                                                                        6,586
Electric - 2.4%
         AES Corp. (b)                                                 5                32
         Allegheny Energy Inc.                                         1                8
         Ameren Corp.                                                  2                67
         American Electric Power Co. Inc.                              4                109
         Calpine Corp. (b)                                             4                27
         Centerpoint Energy Inc.                                       3                22
         Cinergy Corp.                                                 2                58
         CMS Energy Corp.                                              1                8
         Consolidated Edison Inc.                                      2                87
         Constellation Energy Group Inc.                               2                52
         Dominion Resources Inc.                                       3                183
         DTE Energy Co.                                                2                62
         Duke Energy Corp.                                             8                167
         Edison International (b)                                      3                48
         Entergy Corp.                                                 2                113
         Exelon Corp.                                                  3                182
         FirstEnergy Corp.                                             3                107
         FPL Group Inc.                                                2                113
         Mirant Corp. (b)                                              4                12
         NiSource Inc.                                                 2                43
         PG&E Corp. (b)                                                4                80
         Pinnacle West Capital Corp.                                   1                29
         PPL Corp.                                                     2                66
         Progress Energy Inc.                                          2                98
         Public Service Enterprise Group Inc.                          2                91
         Southern Co.                                                  7                209
         TECO Energy Inc.                                              2                19
         TXU Corp.                                                     3                65
         Xcel Energy Inc.                                              4                55
                                                                                      ---------
                                                                                        2,212
Electrical Components & Equipment - 0.3%
         American Power Conversion Corp. (b)                           2                28
         Emerson Electric Co.                                          4                204
         Molex Inc.                                                    2                50
         Power-One Inc. (b)                                            1                9
                                                                                      ---------
                                                                                        291
Electronics - 0.4%
         Agilent Technologies Inc. (b)                                 4                86
         Applera Corp. - Applied Biosystems Group                      2                34
         Jabil Circuit Inc. (b)                                        2                40
         Parker Hannifin Corp.                                         1                47
         PerkinElmer Inc.                                              1                12
         Sanmina-SCI Corp. (b)                                         5                30
         Solectron Corp. (b)                                           8                31
         Symbol Technologies Inc.                                      2                27
         Tektronix Inc. (b)                                            1                13
         Thermo Electron Corp. (b)                                     1                30
         Thomas & Betts Corp. (b)                                      -                5
         Waters Corp. (b)                                              1                33
                                                                                      ---------
                                                                                        388
Engineering & Construction - 0.0%
         Fluor Corp.                                                   1                27
         McDermott International Inc. (b)                              -                1
                                                                                      ---------
                                                                                        28
Entertainment - 0.1%
         International Game Technology (b)                             1                87

Environmental Control - 0.2%
         Allied Waste Industries Inc. (b)                              2                21
         Waste Management Inc.                                         6                134
                                                                                      ---------
                                                                                        155
Food - 1.7%
         Albertson's Inc.                                              3                65
         Archer-Daniels-Midland Co.                                    6                79
         Campbell Soup Co.                                             4                95
         ConAgra Foods Inc.                                            5                118
         General Mills Inc.                                            4                166
         H.J. Heinz Co.                                                3                110
         Hershey Foods Corp.                                           1                90
         Kellogg Co.                                                   4                132
         Kroger Co. (b)                                                7                119
         McCormick & Co. Inc.                                          1                33
         Safeway Inc. (b)                                              4                87
         Sara Lee Corp.                                                7                139
         Supervalu Inc.                                                1                28
         Sysco Corp.                                                   6                185
         Winn-Dixie Stores Inc.                                        1                18
         Wm. Wrigley Jr. Co.                                           2                119
                                                                                      ---------
                                                                                        1,583
Forest Products & Paper - 0.5%
         Boise Cascade Corp.                                           -                10
         Georgia-Pacific Corp.                                         2                40
         International Paper Co.                                       5                161
         Louisiana-Pacific Corp. (b)                                   1                9
         MeadWestvaco Corp.                                            2                45
         Plum Creek Timber Co. Inc.                                    2                48
         Temple-Inland Inc.                                            -                21
         Weyerhaeuser Co.                                              2                113
                                                                                      ---------
                                                                                        447
Gas - 0.1%
         KeySpan Corp.                                                 1                52
         Nicor Inc.                                                    -                16
         Peoples Energy Corp.                                          -                18
         Sempra Energy                                                 2                53
                                                                                      ---------
                                                                                        139
Hand & Machine Tools - 0.1%
         Black & Decker Corp.                                          1                29
         Snap-On Inc.                                                  1                17
         Stanley Works                                                 1                18
                                                                                      ---------
                                                                                        64
Healthcare - 4.3%
         Aetna Inc.                                                    1                83
         Anthem Inc. (b)                                               1                105
         Bausch & Lomb Inc.                                            -                17
         Baxter International Inc.                                     6                144
         Becton Dickinson & Co.                                        2                92
         Biomet Inc.                                                   2                71
         Boston Scientific Corp. (b)                                   4                235
         C.R. Bard Inc.                                                -                35
         Guidant Corp.                                                 3                129
         HCA Inc.                                                      5                154
         Health Management Associates Inc.                             2                44
         Humana Inc. (b)                                               2                23
         Johnson & Johnson                                             28               1,443
         Manor Care Inc. (b)                                           1                23
         Medtronic Inc.                                                11               551
         Quest Diagnostics Inc. (b)                                    1                64
         St. Jude Medical Inc. (b)                                     2                98
         Stryker Corp.                                                 2                129
         Tenet Healthcare Corp. (b)                                    5                53
         UnitedHealth Group Inc.                                       6                285
         WellPoint Health Networks Inc. (b)                            1                120
         Zimmer Holdings Inc. (b)                                      2                79
                                                                                      ---------
                                                                                        3,977
Home Builders - 0.1%
         Centex Corp.                                                  1                41
         KB Home                                                       -                30
         Pulte Homes Inc.                                              1                35
                                                                                      ---------
                                                                                        106
Home Furnishings - 0.1%
         Leggett & Platt Inc.                                          2                41
         Maytag Corp.                                                  1                14
         Whirlpool Corp.                                               1                38
                                                                                      ---------
                                                                                        93
Household Products - 0.3%
         American Greetings Corp. - Class A (b)                        1                13
         Avery Dennison Corp.                                          1                49
         Clorox Co.                                                    2                88
         Fortune Brands Inc.                                           2                78
         Newell Rubbermaid Inc.                                        2                67
         Tupperware Corp.                                              1                9
                                                                                      ---------
                                                                                        304
Insurance - 4.3%
         ACE Ltd.                                                      2                85
         AFLAC Inc.                                                    5                149
         Allstate Corp.                                                7                236
         AMBAC Financial Group Inc.                                    1                62
         American International Group Inc.                             25               1,352
         AON Corp.                                                     3                73
         Chubb Corp.                                                   2                97
         Cigna Corp.                                                   1                66
         Cincinnati Financial Corp.                                    1                54
         Hartford Financial Services Group Inc.                        3                130
         Jefferson-Pilot Corp.                                         1                55
         John Hancock Financial Services Inc.                          3                83
         Lincoln National Corp.                                        2                60
         Loews Corp.                                                   2                84
         Marsh & McLennan Cos. Inc.                                    5                257
         MBIA Inc.                                                     1                70
         MetLife Inc.                                                  7                201
         MGIC Investment Corp.                                         1                41
         Principal Financial Group                                     3                97
         Progressive Corp.                                             2                153
         Prudential Financial Inc.                                     5                178
         Safeco Corp.                                                  1                44
         St. Paul Cos. Inc.                                            2                77
         Torchmark Corp.                                               1                38
         Travelers Property Casualty Corp.                             9                150
         UnumProvident Corp.                                           3                36
         XL Capital Ltd.                                               1                107
                                                                                      ---------
                                                                                        4,035
Internet - 0.6%
         eBay Inc. (b)                                                 3                302
         Monster Worldwide Inc. (b)                                    1                21
         Symantec Corp. (b)                                            1                61
         Yahoo! Inc. (b)                                               6                183
                                                                                      ---------
                                                                                        567
Iron & Steel - 0.1%
         Allegheny Technologies Inc.                                   -                2
         Nucor Corp.                                                   1                41
         United States Steel Corp.                                     1                12
                                                                                      ---------
                                                                                        55
Leisure Time - 0.4%
         Brunswick Corp.                                               1                18
         Carnival Corp.                                                6                191
         Harley-Davidson Inc.                                          3                115
         Sabre Holdings Corp.                                          1                32
                                                                                      ---------
                                                                                        356
Lodging - 0.2%
         Harrah's Entertainment Inc. (b)                               1                40
         Hilton Hotels Corp.                                           3                43
         Marriott International Inc. - Class A                         2                85
         Starwood Hotels & Resorts Worldwide Inc.                      2                52
                                                                                      ---------
                                                                                        220
Machinery - 0.4%
         Caterpillar Inc.                                              3                180
         Cummins Inc.                                                  -                12
         Deere & Co.                                                   2                103
         Dover Corp.                                                   2                54
         Rockwell Automation Inc.                                      2                43
                                                                                      ---------
                                                                                        392
Manufacturing - 4.7%
         3M Co.                                                        4                475
         Cooper Industries Ltd. - Class A                              1                38
         Crane Co.                                                     -                9
         Danaher Corp.                                                 1                98
         Eastman Kodak Co.                                             3                76
         Eaton Corp.                                                   1                53
         General Electric Co.                                          94               2,696
         Honeywell International Inc.                                  8                215
         Illinois Tool Works Inc.                                      3                190
         Ingersoll-Rand Co. - Class A                                  2                79
         ITT Industries Inc.                                           1                53
         Pall Corp.                                                    1                27
         Textron Inc.                                                  1                46
         Tyco International Ltd.                                       19               356
                                                                                      ---------
                                                                                        4,411
Media - 3.6%
         AOL Time Warner Inc. (b)                                      42               676
         Clear Channel Communications Inc. (b)                         6                245
         Comcast Corp. - Class A (b)                                   21               639
         Dow Jones & Co. Inc.                                          1                31
         Gannett Co. Inc.                                              3                196
         Knight-Ridder Inc.                                            1                54
         McGraw-Hill Cos. Inc.                                         2                115
         Meredith Corp.                                                1                24
         New York Times Co.                                            1                61
         Tribune Co.                                                   3                136
         Univision Communications Inc. (b)                             2                61
         Viacom Inc. - Class B (b)                                     17               722
         Walt Disney Co.                                               19               380
                                                                                      ---------
                                                                                        3,340
Metal Fabrication & Hardware - 0.0%
         Worthington Industries                                        1                7

Mining - 0.4%
         Alcoa Inc.                                                    8                201
         Freeport-McMoRan Copper & Gold Inc.                           1                34
         Newmont Mining Corp.                                          4                123
         Phelps Dodge Corp. (b)                                        1                31
                                                                                      ---------
                                                                                        389
Office & Business Equipment - 0.2%
         Pitney Bowes Inc.                                             2                84
         Xerox Corp. (b)                                               7                75
                                                                                      ---------
                                                                                        159
Oil & Gas Producers - 4.7%
         Amerada Hess Corp.                                            1                39
         Anadarko Petroleum Corp.                                      2                102
         Apache Corp.                                                  2                99
         Burlington Resources Inc.                                     2                101
         ChevronTexaco Corp.                                           10               727
         ConocoPhillips                                                6                351
         Devon Energy Corp.                                            2                113
         EOG Resources Inc.                                            1                46
         Exxon Mobil Corp.                                             63               2,273
         Kerr-McGee Corp.                                              1                43
         Marathon Oil Corp.                                            3                80
         Nabors Industries Ltd. (b)                                    1                51
         Noble Corp. (b)                                               1                44
         Occidental Petroleum Corp.                                    4                119
         Rowan Cos. Inc. (b)                                           1                18
         Sunoco Inc.                                                   1                29
         Transocean Inc. (b)                                           3                66
         Unocal Corp.                                                  2                67
                                                                                      ---------
                                                                                        4,368
Oil & Gas Services - 0.6%
         Baker Hughes Inc.                                             3                106
         BJ Services Co. (b)                                           1                55
         Halliburton Co.                                               4                94
         Schlumberger Ltd.                                             5                259
                                                                                      ---------
                                                                                        514
Packaging & Containers - 0.1%
         Ball Corp.                                                    1                29
         Bemis Co.                                                     -                23
         Pactiv Corp. (b)                                              1                29
         Sealed Air Corp. (b)                                          1                35
                                                                                      ---------
                                                                                        116
Pharmaceuticals - 7.8%
         Abbott Laboratories                                           15               643
         Allergan Inc.                                                 1                95
         AmerisourceBergen Corp.                                       1                73
         Bristol-Myers Squibb Co.                                      18               496
         Cardinal Health Inc.                                          4                276
         Eli Lilly & Co.                                               11               727
         Forest Laboratories Inc. (b)                                  3                186
         King Pharmaceuticals Inc. (b)                                 2                30
         Medimmune Inc. (b)                                            2                85
         Merck & Co. Inc.                                              21               1,276
         Pfizer Inc.                                                   74               2,539
         Schering-Plough Corp.                                         14               256
         Watson Pharmaceuticals Inc. (b)                               1                43
         Wyeth                                                         12               569
                                                                                      ---------
                                                                                        7,294
Pipelines - 0.2%
         Dynegy Inc. - Class A (b)                                     4                15
         El Paso Corp.                                                 6                48
         Kinder Morgan Inc.                                            1                61
         Williams Cos. Inc.                                            5                38
                                                                                      ---------
                                                                                        162
Real Estate - 0.3%
         Apartment Investment & Management Co.                         1                28
         Equity Office Properties Trust                                4                105
         Equity Residential                                            3                68
         Simon Property Group Inc.                                     2                63
                                                                                      ---------
                                                                                        264
Retail - 6.6%
         Autonation Inc. (b)                                           3                41
         Autozone Inc. (b)                                             1                72
         Bed Bath & Beyond Inc. (b)                                    3                108
         Best Buy Co. Inc. (b)                                         3                131
         Big Lots Inc. (b)                                             1                17
         Circuit City Stores Inc. - Circuit City Group                 2                21
         Costco Wholesale Corp. (b)                                    4                158
         CVS Corp.                                                     4                104
         Darden Restaurants Inc.                                       1                27
         Dillard's Inc. - Class A                                      1                12
         Dollar General Corp.                                          3                58
         Family Dollar Stores Inc.                                     2                58
         Federated Department Stores Inc.                              2                62
         Gap Inc.                                                      8                156
         Home Depot Inc.                                               22               726
         J.C. Penney Co. Inc.                                          3                43
         Kohl's Corp. (b)                                              3                164
         Limited Brands Inc.                                           5                77
         Lowe's Cos. Inc.                                              7                316
         May Department Stores Co.                                     3                57
         McDonald's Corp.                                              12               263
         Nordstrom Inc.                                                1                25
         Office Depot Inc. (b)                                         3                44
         RadioShack Corp.                                              2                40
         Sears Roebuck & Co.                                           3                99
         Staples Inc. (b)                                              5                83
         Starbucks Corp. (b)                                           4                90
         Target Corp.                                                  9                322
         Tiffany & Co.                                                 1                44
         TJX Cos. Inc.                                                 5                93
         Toys "R" Us Inc. (b)                                          2                25
         Walgreen Co.                                                  10               289
         Wal-Mart Stores Inc.                                          41               2,224
         Wendy's International Inc.                                    1                28
         Yum! Brands Inc. (b)                                          3                82
                                                                                      ---------
                                                                                        6,159
Savings & Loans - 0.5%
         Golden West Financial Corp.                                   1                113
         Washington Mutual Inc.                                        9                370
                                                                                      ---------
                                                                                        483
Semiconductors - 3.0%
         Advanced Micro Devices Inc. (b)                               3                17
         Altera Corp. (b)                                              3                56
         Analog Devices Inc. (b)                                       3                119
         Applied Materials Inc. (b)                                    16               246
         Applied Micro Circuits Corp. (b)                              3                18
         Broadcom Corp. (b)                                            3                65
         Intel Corp.                                                   62               1,294
         KLA-Tencor Corp. (b)                                          2                85
         Linear Technology Corp.                                       3                96
         LSI Logic Corp. (b)                                           3                24
         Maxim Integrated Products Inc.                                3                103
         Micron Technology Inc. (b)                                    5                63
         National Semiconductor Corp. (b)                              2                33
         Novellus Systems Inc. (b)                                     1                53
         Nvidia Corp. (b)                                              1                34
         PMC - Sierra Inc. (b)                                         2                19
         QLogic Corp. (b)                                              1                45
         Teradyne Inc. (b)                                             2                28
         Texas Instruments Inc.                                        16               286
         Xilinx Inc. (b)                                               3                80
                                                                                      ---------
                                                                                        2,764
Software - 4.8%
         Adobe Systems Inc.                                            2                70
         Autodesk Inc.                                                 1                20
         Automatic Data Processing Inc.                                6                190
         BMC Software Inc. (b)                                         2                35
         Citrix Systems Inc. (b)                                       2                33
         Computer Associates International Inc.                        5                120
         Compuware Corp. (b)                                           4                23
         Electronic Arts Inc. (b)                                      1                101
         First Data Corp.                                              7                295
         Fiserv Inc. (b)                                               2                62
         IMS Health Inc.                                               2                40
         Intuit Inc. (b)                                               2                87
         Mercury Interactive Corp. (b)                                 1                33
         Microsoft Corp.                                               101              2,577
         Novell Inc. (b)                                               3                8
         Oracle Corp. (b)                                              50               596
         Parametric Technology Corp. (b)                               3                9
         PeopleSoft Inc. (b)                                           3                49
         Siebel Systems Inc. (b)                                       5                46
         Veritas Software Corp. (b)                                    4                111
                                                                                      ---------
                                                                                        4,505
Telecommunications - 3.0%
         Alltel Corp.                                                  3                140
         AT&T Corp.                                                    7                140
         BellSouth Corp.                                               18               467
         CenturyTel Inc.                                               1                43
         Citizens Communications Co. (b)                               3                34
         Qwest Communications International Inc. (b)                   16               77
         SBC Communications Inc.                                       31               799
         Sprint Corp. - FON Group                                      8                121
         Verizon Communications Inc.                                   26               1,013
                                                                                      ---------
                                                                                        2,834
Telecommunications Equipment - 1.6%
         ADC Telecommunications Inc. (b)                               8                18
         Andrew Corp. (b)                                              1                9
         Avaya Inc. (b)                                                4                24
         CIENA Corp. (b)                                               4                20
         Cisco Systems Inc. (b)                                        67               1,117
         Comverse Technology Inc. (b)                                  2                24
         Corning Inc. (b)                                              11               83
         JDS Uniphase Corp. (b)                                        13               45
         Lucent Technologies Inc. (b)                                  39               79
         Scientific-Atlanta Inc.                                       1                33
         Tellabs Inc. (b)                                              4                26
                                                                                      ---------
                                                                                        1,478
Textiles - 0.1%
         Cintas Corp.                                                  2                54

Tobacco - 1.0%
         Altria Group Inc.                                             19               883
         RJ Reynolds Tobacco Holdings Inc.                             1                32
         UST Inc.                                                      2                53
                                                                                      ---------
                                                                                        968
Toys & Hobbies - 0.1%
         Hasbro Inc.                                                   1                25
         Mattel Inc.                                                   4                79
                                                                                      ---------
                                                                                        104
Transportation - 1.3%
         Burlington Northern Santa Fe Corp.                            3                99
         CSX Corp.                                                     2                60
         FedEx Corp.                                                   3                172
         Norfolk Southern Corp.                                        4                73
         Ryder System Inc.                                             1                15
         Union Pacific Corp.                                           2                139
         United Parcel Service Inc.                                    11               672
                                                                                      ---------
                                                                                        1,230
Wireless Telecommunications - 1.0%
         AT&T Wireless Services Inc. (b)                               25               209
         Motorola Inc.                                                 22               204
         Nextel Communications Inc. (b)                                10               174
         Qualcomm Inc.                                                 7                266
         Sprint Corp. - PCS Group (b)                                  9                52
                                                                                      ---------
                                                                                        905
                                                                                      ---------
         Total Common Stocks (cost $83,398)                                             84,500
                                                                                      ---------

Short Term Investments - 8.5%
Money Market Funds - 7.7%
         Dreyfus Cash Management Plus, 1.07% (a)                       4,625            4,625
         Dreyfus Government Cash Management, 0.98% (a)                 2,597            2,597
                                                                                      ---------
                                                                                        7,222
U.S. Treasury Bills - 0.8%
         U.S. Treasury Bill, 1.01%, 09/11/03 (l)                       $700             699
                                                                                      ---------
         Total Short Term Investments (cost $7,921)                                     7,921
                                                                                      ---------

Total Investments - 99.1% (cost $91,319)                                                92,421
                                                                                      ---------
Other Assets and Liabilities, Net - 0.9%                                                822
                                                                                      ---------
Total Net Assets - 100%                                                        $        93,243
                                                                                      ---------
                                                                                      ---------

Mellon Capital Management/JNL Small Cap Index Fund

Common Stocks - 87.3%
Advertising - 0.5%
         Advo Inc. (b)                                                 1       $        40
         Catalina Marketing Corp. (b)                                  1                25
         Grey Global Group Inc.                                        -                30
         R.H. Donnelley Corp. (b)                                      1                33
         Sitel Corp. (b)                                               3                4
         ValueVision Media Inc. - Class A (b)                          1                14
                                                                                      ---------
                                                                                        146
Aerospace & Defense - 0.9%
         AAR Corp. (b)                                                 1                8
         Armor Holdings Inc. (b)                                       1                15
         BE Aerospace Inc. (b)                                         1                5
         Curtiss-Wright Corp.                                          -                21
         DRS Technologies Inc. (b)                                     1                31
         Ducommun Inc. (b)                                             -                5
         EDO Corp.                                                     1                13
         Engineered Support Systems Inc.                               1                27
         Esterline Technologies Corp. (b)                              1                14
         GenCorp Inc.                                                  1                13
         Heico Corp.                                                   1                14
         Herley Industries Inc. (b)                                    1                13
         Integrated Defense Technologies Inc. (b)                      -                4
         Kaman Corp. - Class A                                         1                9
         Moog Inc. - Class A (b)                                       1                27
         MTC Technologies Inc. (b)                                     -                3
         Orbital Sciences Corp. (b)                                    2                17
         Sequa Corp. - Class A (b)                                     -                9
         Teledyne Technologies Inc. (b)                                2                21
         Titan Corp. (b)                                               3                28
         Triumph Group Inc. (b)                                        1                17
         United Defense Industries Inc. (b)                            -                6
         United Industrial Corp.                                       -                7
         Veridian Corp. (b)                                            1                22
                                                                                      ---------
                                                                                        349
Agriculture - 0.2%
         Delta & Pine Land Co.                                         2                37
         Tejon Ranch Co. (b)                                           -                8
                                                                                      ---------
                                                                                        45
Airlines - 0.9%
         Airtran Holdings Inc. (b)                                     3                33
         Alaska Air Group Inc. (b)                                     1                22
         America West Holdings Corp. - Class B (b)                     1                9
         AMR Corp. (b)                                                 5                57
         Atlantic Coast Airlines Holdings Inc. (b)                     2                26
         Continental Airlines Inc. (b)                                 2                35
         ExpressJet Holdings Inc. (b)                                  1                22
         Frontier Airlines Inc. (b)                                    2                14
         Mesa Air Group Inc. (b)                                       1                11
         Mesaba Holdings Inc. (b)                                      1                5
         Midwest Express Holdings Inc. (b)                             1                2
         Northwest Airlines Corp. (b)                                  2                25
         SkyWest Inc.                                                  2                41
                                                                                      ---------
                                                                                        302
Alternative Energy - 0.2%
         AstroPower Inc. (b)                                           1                3
         FuelCell Energy Inc. (b)                                      2                17
         Headwaters Inc. (b)                                           1                20
         Plug Power Inc. (b)                                           1                5
                                                                                      ---------
                                                                                        45
Apparel - 0.9%
         Cherokee Inc. (b)                                             -                9
         Gymboree Corp. (b)                                            1                23
         Kellwood Co.                                                  1                40
         K-Swiss Inc. - Class A                                        1                20
         Maxwell Shoe Co. Inc. - Class A (b)                           1                8
         Nautica Enterprises Inc. (b)                                  1                17
         Oshkosh B'Gosh Inc. - Class A                                 1                16
         Oxford Industries Inc.                                        -                15
         Phillips-Van Heusen                                           1                14
         Quiksilver Inc. (b)                                           2                38
         Russell Corp.                                                 1                16
         Skechers U.S.A. Inc. - Class A (b)                            -                3
         Steven Madden Ltd. (b)                                        -                9
         Stride Rite Corp.                                             2                18
         Unifi Inc. (b)                                                3                18
         Vans Inc. (b)                                                 1                8
         Warnaco Group Inc. (b)                                        1                18
         Wolverine World Wide Inc.                                     2                41
                                                                                      ---------
                                                                                        331
Auto Manufacturers - 0.2%
         Oshkosh Truck Corp.                                           1                44
         Wabash National Corp. (b)                                     1                20
                                                                                      ---------
                                                                                        64
Auto Parts & Equipment - 0.6%
         Aftermarket Technology Corp. (b)                              -                4
         Bandag Inc.                                                   -                16
         Collins & Aikman Corp. (b)                                    1                3
         Cooper Tire & Rubber Co.                                      2                31
         Dura Automotive Systems Inc. (b)                              1                6
         Goodyear Tire & Rubber Co.                                    5                27
         Keystone Automotive Industries Inc. (b)                       1                10
         Modine Manufacturing Co.                                      1                24
         Raytech Corp. (b)                                             2                7
         Spartan Motors Inc.                                           -                3
         Sports Resorts International Inc. (b)                         1                3
         Standard Motor Products Inc.                                  -                3
         Strattec Security Corp. (b)                                   -                5
         Superior Industries International Inc.                        1                43
         Tenneco Automotive Inc. (b)                                   3                10
         Tower Automotive Inc. (b)                                     3                10
         Visteon Corp.                                                 5                31
                                                                                      ---------
                                                                                        236
Banks - 7.5%
         1st Source Corp.                                              1                11
         ABC Bancorp.                                                  1                7
         Alabama National Bancorp.                                     -                21
         Allegiant Bancorp. Inc.                                       1                12
         Amcore Financial Inc.                                         1                27
         American National Bankshares Inc.                             -                4
         AmericanWest Bancorp. (b)                                     -                3
         Arrow Financial Corp.                                         -                9
         Banc Corp.                                                    1                5
         Bancfirst Corp.                                               -                5
         BancTrust Financial Group Inc.                                -                5
         Bank of Granite Corp.                                         1                11
         Bank of the Ozarks Inc.                                       -                8
         Banner Corp.                                                  -                10
         Bay View Capital Corp. (b)                                    3                19
         Boston Private Financial Holdings Inc.                        1                20
         Bryn Mawr Bank Corp.                                          -                5
         BSB Bancorp. Inc.                                             -                9
         C&F Financial Corp.                                           -                3
         Camden National Corp.                                         1                14
         Capital City Bank Group Inc.                                  -                14
         Capital Corp. of the West (b)                                 -                6
         Capitol Bancorp. Ltd.                                         -                9
         Cascade Bancorp.                                              -                7
         Cathay Bancorp. Inc.                                          1                32
         Cavalry Bancorp Inc.                                          -                4
         CB Bancshares Inc.                                            -                16
         CCBT Financial Cos. Inc.                                      -                9
         Center Bancorp Inc.                                           -                5
         Central Coast Bancorp. (b)                                    -                4
         Central Pacific Financial Corp.                               1                17
         Century Bancorp Inc. - Class A                                -                4
         Chemical Financial Corp.                                      1                34
         Chittenden Corp.                                              2                44
         Citizens Banking Corp.                                        1                32
         City Bank Lynnwood                                            -                10
         City Holding Co.                                              1                23
         CNB Financial Corp.                                           -                8
         CoBiz Inc.                                                    -                5
         Columbia Bancorp.                                             -                9
         Columbia Bancorp./OR                                          -                5
         Columbia Banking Systems Inc.                                 1                10
         Community Bank System Inc.                                    1                21
         Community Banks Inc.                                          -                7
         Community First Bankshares Inc.                               2                55
         Community Trust Bancorp. Inc.                                 1                19
         Corus Bankshares Inc.                                         -                20
         CVB Financial Corp.                                           2                33
         East-West Bancorp. Inc.                                       1                40
         F&M Bancorp.                                                  -                24
         Farmers Capital Bank Corp.                                    -                6
         Financial Institutions Inc.                                   -                7
         First Bancorp.                                                -                5
         First Bancorp. Puerto Rico                                    -                6
         First Busey Corp. - Class A                                   -                7
         First Charter Corp.                                           1                23
         First Citizens BancShares Inc. - Class A                      -                28
         First Commonwealth Financial Corp.                            3                40
         First Community Bancorp.                                      1                18
         First Community Bancshares Inc.                               -                12
         First Financial Bancorp.                                      2                24
         First Financial Bankshares Inc.                               1                22
         First Financial Corp.                                         -                16
         First M&F Corp.                                               -                5
         First Merchants Corp.                                         1                17
         First National Corp.                                          1                13
         First Oak Brook Bancshares Inc.                               -                6
         First of Long Island Corp.                                    -                6
         First Republic Bank (b)                                       1                14
         First South Bancorp. Inc.                                     -                5
         First State Bancorp.                                          -                6
         First United Corp.                                            -                3
         Firstbank Corp.                                               -                8
         FNB Corp.                                                     -                4
         Franklin Financial Corp.                                      -                6
         Fremont General Corp.                                         3                40
         Frontier Financial Corp.                                      1                17
         GBC Bancorp.                                                  -                17
         German American Bancorp.                                      -                8
         Glacier Bancorp. Inc.                                         1                20
         Gold Bancorp. Inc.                                            2                17
         Great Southern Bancorp. Inc.                                  -                8
         Greater Bay Bancorp.                                          2                39
         Hancock Holding Co.                                           1                32
         Hanmi Financial Corp.                                         -                4
         Harleysville National Corp.                                   1                21
         Heartland Financial USA Inc.                                  -                4
         Heritage Commerce Corp. (b)                                   1                6
         Humboldt Bancorp.                                             1                8
         IBERIABANK Corp.                                              -                14
         IBT Bancorp. Inc.                                             -                6
         Independent Bank Corp. - MA                                   1                13
         Independent Bank Corp. - MI                                   1                20
         Integra Bank Corp.                                            1                15
         Interchange Financial Services Corp.                          1                14
         International Bancshares Corp.                                -                9
         Irwin Financial Corp.                                         1                17
         Lakeland Bancorp. Inc.                                        1                9
         Lakeland Financial Corp.                                      -                9
         LNB Bancorp. Inc.                                             -                4
         Local Financial Corp. (b)                                     1                10
         LSB Bancshares Inc.                                           1                12
         Macatawa Bank Corp.                                           -                9
         Main Street Banks Inc.                                        1                16
         MainSource Financial Group Inc.                               -                5
         MB Financial Corp.                                            1                22
         MBT Financial Corp.                                           -                7
         Mercantile Bank Corp.                                         -                6
         Merchants Bancshares Inc.                                     -                5
         Mid-State Bancshares                                          1                19
         Midwest Banc Holdings Inc.                                    -                6
         Nara Bancorp Inc.                                             -                8
         National Bankshares Inc.                                      -                6
         National Penn Bancshares Inc.                                 1                30
         NBC Capital Corp.                                             -                7
         NBT Bancorp. Inc.                                             1                26
         Old Second Bancorp. Inc.                                      -                17
         Omega Financial Corp.                                         -                11
         Oriental Financial Group Inc.                                 1                15
         Pacific Capital Bancorp.                                      2                55
         Pacific Northwest Bancorp.                                    1                30
         Pacific Union Bank                                            -                4
         Peapack Gladstone Financial Corp.                             -                11
         Pennrock Financial Services Corp.                             -                5
         Penns Woods Bancorp. Inc.                                     -                6
         Peoples Bancorp. Inc.                                         -                11
         Peoples Holding Co.                                           -                13
         PrivateBancorp Inc.                                           -                8
         Prosperity Bancshares Inc.                                    -                8
         Provident Bankshares Corp.                                    1                25
         R&G Financial Corp. - Class B                                 1                24
         Republic Bancorp. Inc.                                        2                31
         Republic Bancorp. Inc. - Class A                              -                6
         Republic Bancshares Inc.                                      -                8
         Resource Bankshares Corp.                                     -                5
         Riggs National Corp.                                          1                13
         Royal Bancshares of Pennsylvania - Class A                    -                6
         S&T Bancorp. Inc.                                             1                35
         S.Y. Bancorp. Inc.                                            -                8
         Sandy Spring Bancorp. Inc.                                    1                18
         Santander BanCorp.                                            -                4
         Seacoast Banking Corp. of Florida                             1                12
         Second Bancorp. Inc.                                          -                10
         Silicon Valley Bancshares (b)                                 1                26
         Simmons First National Corp. - Class A                        -                9
         Sky Financial Group Inc.                                      -                5
         South Financial Group Inc.                                    2                52
         Southern Financial Bancorp. Inc.                              -                8
         Southside Bancshares Inc.                                     -                3
         Southwest Bancorp. Inc.                                       -                8
         Southwest Bancorp. of Texas Inc. (b)                          1                43
         State Bancorp. Inc.                                           1                10
         State Financial Services Corp.                                -                5
         Sterling Bancorp. - NYS                                       1                16
         Sterling Bancshares Inc.                                      2                22
         Sterling Financial Corp.                                      1                22
         Suffolk Bancorp.                                              1                16
         Summit Bancshares Inc.                                        -                8
         Sun Bancorp. Inc. (b)                                         -                4
         Sun Bancorp. Inc.                                             -                6
         Susquehanna Bancshares Inc.                                   2                39
         Texas Regional Bancshares Inc. - Class A                      1                42
         Tompkins Trustco Inc.                                         -                17
         Trico Bancshares                                              -                3
         Trust Co. of New Jersey                                       1                30
         TrustCo Bancorp.                                              3                38
         UCBH Holdings Inc.                                            2                56
         UMB Financial Corp.                                           1                34
         Umpqua Holdings Corp.                                         1                27
         Union Bankshares Corp.                                        -                14
         United Bankshares Inc.                                        -                9
         United Community Banks Inc.                                   1                21
         United National Bancorp.                                      1                20
         Unizan Financial Corp.                                        1                18
         USB Holding Co. Inc.                                          1                12
         Virginia Financial Group Inc.                                 -                7
         W Holding Co. Inc.                                            2                39
         Washington Trust Bancorp. Inc.                                1                19
         Wayne Bancorp. Inc.                                           -                4
         WesBanco Inc.                                                 1                25
         West Bancorp.                                                 -                7
         West Coast Bancorp.                                           1                13
         Wintrust Financial Corp.                                      1                25
         Yardville National Bancorp.                                   -                7
                                                                                      ---------
                                                                                        2,794
Beverages - 0.1%
         Boston Beer Co. Inc. - Class A (b)                            1                10
         Coca-Cola Bottling Co.                                        -                6
         Farmer Bros. Co.                                              -                14
         Peet's Coffee & Tea Inc. (b)                                  1                11
         Robert Mondavi Corp. - Class A (b)                            -                10
                                                                                      ---------
                                                                                        51
Biotechnology - 1.9%
         Acacia Research - Combimatrix (b)                             -                1
         Aksys Ltd. (b)                                                2                20
         Alexion Pharmaceuticals Inc. (b)                              1                14
         Aphton Corp. (b)                                              1                12
         Applera Corp. - Celera Genomics Group (b)                     3                36
         Arena Pharmaceuticals Inc. (b)                                1                5
         Ariad Pharmaceuticals Inc. (b)                                1                5
         Arqule Inc. (b)                                               1                6
         Avant Immunotherapeutics Inc. (b)                             1                4
         Avigen Inc. (b)                                               1                2
         Bio-Rad Laboratories Inc. - Class A (b)                       -                9
         Cambrex Corp.                                                 1                26
         Cell Genesys Inc. (b)                                         2                14
         Ciphergen Biosystems Inc. (b)                                 1                10
         CryoLife Inc. (b)                                             1                11
         CuraGen Corp. (b)                                             2                13
         Decode Genetics Inc. (b)                                      2                6
         Digene Corp. (b)                                              -                13
         Diversa Corp. (b)                                             1                15
         Embrex Inc. (b)                                               -                3
         Encysive Pharmaceuticals Inc. (b)                             1                6
         Enzo Biochem Inc. (b)                                         1                26
         Enzon Pharmaceuticals Inc. (b)                                2                27
         Exact Sciences Corp. (b)                                      1                9
         Exelixis Inc. (b)                                             2                15
         Gene Logic Inc. (b)                                           2                11
         Genencor International Inc. (b)                               -                7
         Geron Corp. (b)                                               1                7
         Harvard Bioscience Inc. (b)                                   1                2
         Illumina Inc. (b)                                             1                4
         Immunomedics Inc. (b)                                         2                12
         Incyte Corp. (b)                                              2                9
         Integra LifeSciences Holdings Corp. (b)                       1                24
         InterMune Inc. (b)                                            1                19
         Interpore International (b)                                   1                13
         Kosan Biosciences Inc. (b)                                    1                5
         Lexicon Genetics Inc. (b)                                     2                12
         Martek Biosciences Corp. (b)                                  1                48
         Maxygen Inc. (b)                                              1                14
         Myriad Genetics Inc. (b)                                      1                16
         Nektar Therapeutics Inc. (b)                                  3                23
         Neose Technologies Inc. (b)                                   1                10
         Peregrine Pharmaceuticals Inc. (b)                            3                4
         Praecis Pharmaceuticals Inc. (b)                              3                13
         Protein Design Labs Inc. (b)                                  1                8
         Regeneration Technologies Inc. (b)                            1                7
         Regeneron Pharmaceuticals Inc. (b)                            2                29
         Repligen Corp. (b)                                            1                4
         Ribapharm Inc. (b)                                            1                6
         Savient Pharmaceuticals Inc. (b)                              3                13
         Seattle Genetics Inc. (b)                                     1                5
         Sequenom Inc. (b)                                             1                2
         Serologicals Corp. (b)                                        1                16
         Telik Inc. (b)                                                2                27
         Third Wave Technologies Inc. (b)                              1                4
         Transkaryotic Therapies Inc. (b)                              2                20
         Vical Inc. (b)                                                1                2
                                                                                      ---------
                                                                                        704
Building Materials - 0.8%
         Aaon Inc. (b)                                                 1                12
         Apogee Enterprises Inc.                                       2                15
         Butler Manufacturing Co.                                      -                3
         Centex Construction Products Inc.                             -                12
         Comfort Systems USA Inc. (b)                                  -                1
         Drew Industries Inc. (b)                                      -                4
         ElkCorp.                                                      1                24
         Florida Rock Industries Inc.                                  -                6
         Genlyte Group Inc. (b)                                        1                19
         Lennox International Inc.                                     2                29
         LSI Industries Inc.                                           1                11
         NCI Building Systems Inc. (b)                                 1                14
         Simpson Manufacturing Co. Inc. (b)                            1                28
         Texas Industries Inc.                                         1                22
         Trex Co. Inc. (b)                                             -                14
         Universal Forest Products Inc.                                1                15
         US Concrete Inc. (b)                                          1                3
         USG Corp. (b)                                                 2                35
         York International Corp.                                      1                32
                                                                                      ---------
                                                                                        299
Chemicals - 1.8%
         A. Schulman Inc.                                              2                24
         Aceto Corp.                                                   -                8
         Airgas Inc.                                                   1                9
         Albemarle Corp.                                               1                20
         Arch Chemicals Inc.                                           1                21
         Cabot Microelectronics Corp. (b)                              1                42
         Crompton Corp.                                                5                37
         Cytec Industries Inc. (b)                                     -                9
         Ethyl Corp. (b)                                               -                4
         Ferro Corp.                                                   2                37
         FMC Corp. (b)                                                 1                33
         Georgia Gulf Corp.                                            1                23
         Great Lakes Chemical Corp.                                    2                33
         HB Fuller Co.                                                 1                29
         Hercules Inc. (b)                                             2                20
         IMC Global Inc.                                               4                27
         MacDermid Inc.                                                1                33
         Millennium Chemicals Inc.                                     3                30
         Minerals Technologies Inc.                                    1                43
         NL Industries                                                 -                5
         Octel Corp.                                                   -                4
         Olin Corp.                                                    2                42
         OM Group Inc. (b)                                             1                12
         Omnova Solutions Inc. (b)                                     3                11
         Penford Corp.                                                 -                3
         PolyOne Corp.                                                 4                19
         Quaker Chemical Corp.                                         -                8
         Solutia Inc.                                                  4                9
         Spartech Corp.                                                1                19
         Stepan Co.                                                    -                8
         Symyx Technologies Inc. (b)                                   1                17
         Valhi Inc.                                                    1                11
         W.R. Grace & Co. (b)                                          3                13
         Wellman Inc.                                                  1                16
                                                                                      ---------
                                                                                        679
Commercial Services - 3.7%
         Aaron Rents Inc.                                              1                17
         ABM Industries Inc.                                           2                25
         Administaff Inc. (b)                                          1                7
         Advisory Board Co. (b)                                        -                15
         Albany Molecular Research Inc. (b)                            1                15
         Alderwoods Group Inc. (b)                                     2                10
         Arbitron Inc. (b)                                             1                50
         Banta Corp.                                                   1                34
         Bowne & Co. Inc.                                              2                22
         Bright Horizons Family Solutions Inc. (b)                     1                17
         CDI Corp. (b)                                                 1                17
         Central Parking Corp.                                         1                8
         Century Business Services Inc. (b)                            4                14
         Charles River Associates Inc. (b)                             -                13
         Clark Inc. (b)                                                1                9
         Coinstar Inc. (b)                                             1                19
         Consolidated Graphics Inc. (b)                                1                14
         Corinthian Colleges Inc. (b)                                  -                14
         Cornell Cos. Inc. (b)                                         1                13
         Corporate Executive Board Co. (b)                             -                9
         Corrections Corp. of America (b)                              1                38
         Corvel Corp. (b)                                              -                8
         CoStar Group Inc. (b)                                         1                22
         CPI Corp.                                                     -                4
         Cross Country Healthcare Inc. (b)                             1                14
         DiamondCluster International Inc. (b)                         1                3
         Dollar Thrifty Automotive Group (b)                           1                21
         Electro Rent Corp. (b)                                        1                10
         Euronet Worldwide Inc. (b)                                    1                12
         Exult Inc. (b)                                                2                18
         First Consulting Group Inc. (b)                               1                3
         Forrester Research Inc. (b)                                   1                12
         FTI Consulting Inc. (b)                                       2                47
         Gartner Inc. (b)                                              4                28
         Gevity HR Inc.                                                -                4
         Healthcare Services Group (b)                                 -                6
         Heidrick & Struggles International Inc. (b)                   1                11
         Hooper Holmes Inc.                                            3                16
         iDine Rewards Network Inc. (b)                                1                16
         Insurance Auto Auctions Inc. (b)                              -                6
         Integrated Electrical Services Inc. (b)                       2                13
         iPayment Holdings Inc. (b)                                    -                6
         ITT Educational Services Inc. (b)                             -                9
         Kelly Services Inc. - Class A                                 1                15
         kforce Inc. (b)                                               1                5
         Korn/Ferry International (b)                                  2                14
         Kroll Inc. (b)                                                2                42
         Labor Ready Inc. (b)                                          2                14
         Landauer Inc.                                                 -                15
         Learning Tree International Inc. (b)                          1                11
         Mail-Well Inc. (b)                                            1                2
         MAXIMUS Inc. (b)                                              1                23
         McGrath Rentcorp.                                             1                14
         Medical Staffing Network Holdings Inc. (b)                    -                2
         MedQuist Inc. (b)                                             -                9
         Memberworks Inc. (b)                                          -                8
         Midas Inc. (b)                                                1                7
         Monro Muffler Brake Inc. (b)                                  -                6
         MPS Group Inc. (b)                                            5                33
         National Processing Inc. (b)                                  -                6
         Navigant Consulting Inc. (b)                                  2                25
         NCO Group Inc. (b)                                            1                17
         On Assignment Inc. (b)                                        1                3
         Parexel International Corp. (b)                               1                15
         PDI Inc. (b)                                                  -                3
         Plexus Corp. (b)                                              2                23
         Pre-Paid Legal Services Inc. (b)                              1                17
         PRG-Schultz International Inc. (b)                            2                11
         Princeton Review Inc. (b)                                     1                5
         Proxymed Inc. (b)                                             -                6
         Quanta Services Inc. (b)                                      2                13
         Rent-Way Inc. (b)                                             1                5
         Resources Connection Inc. (b)                                 1                23
         Right Management Consultants Inc. (b)                         1                13
         Rollins Inc.                                                  1                17
         Roto-Rooter Inc.                                              -                17
         Service Corp. International (b)                               2                9
         Sotheby's Holdings Inc. - Class A (b)                         2                15
         SOURCECORP Inc. (b)                                           1                13
         Spherion Corp. (b)                                            3                19
         Startek Inc. (b)                                              1                15
         Stewart Enterprises Inc. - Class A (b)                        5                21
         Strayer Education Inc.                                        -                39
         Sylvan Learning Systems Inc. (b)                              2                35
         TeleTech Holdings Inc. (b)                                    2                7
         United Rentals Inc. (b)                                       2                27
         Volt Information Sciences Inc. (b)                            1                8
         Wackenhut Corrections Corp. (b)                               1                7
         Watson Wyatt & Co. Holdings (b)                               1                32
         Wireless Facilities Inc. (b)                                  2                18
                                                                                      ---------
                                                                                        1,373
Computers - 2.7%
         3D Systems Corp. (b)                                          -                1
         ActivCard Corp. (b)                                           1                7
         Advanced Digital Information Corp. (b)                        3                30
         Aether Systems Inc. (b)                                       2                8
         Anteon International Corp. (b)                                1                24
         CACI International Inc. - Class A (b)                         1                47
         Carreker Corp. (b)                                            1                4
         Ciber Inc. (b)                                                3                20
         Cognizant Technology Solutions Corp. (b)                      -                9
         Computer Horizons Corp. (b)                                   1                2
         Concurrent Computer Corp. (b)                                 4                11
         Cray Inc. (b)                                                 3                25
         Digimarc Corp. (b)                                            -                5
         Dot Hill Systems Corp. (b)                                    1                8
         Drexler Technology Corp. (b)                                  1                8
         Dynamics Research Corp. (b)                                   -                3
         Echelon Corp. (b)                                             1                18
         Electronics for Imaging Inc. (b)                              2                42
         Factset Research Systems Inc.                                 -                7
         Fidelity National Information Solutions Inc. (b)              1                17
         Gateway Inc. (b)                                              6                23
         Handspring Inc. (b)                                           1                1
         Hutchinson Technology Inc. (b)                                1                38
         Imation Corp.                                                 -                9
         InFocus Corp. (b)                                             2                8
         Inforte Corp. (b)                                             1                6
         Integral Systems Inc. (b)                                     1                14
         Intergraph Corp. (b)                                          2                49
         InterVoice Inc. (b)                                           2                8
         Iomega Corp. (b)                                              2                24
         Komag Inc. (b)                                                -                4
         Kronos Inc. (b)                                               1                48
         Lexar Media Inc. (b)                                          2                17
         Magma Design Automation Inc. (b)                              1                20
         Manhattan Associates Inc. (b)                                 1                26
         Maxtor Corp. (b)                                              1                9
         McData Corp. (b)                                              1                9
         Mentor Graphics Corp. (b)                                     3                49
         Mercury Computer Systems Inc. (b)                             1                21
         Micros Systems Inc. (b)                                       1                30
         MTS Systems Corp.                                             1                17
         Nassda Corp. (b)                                              1                6
         Neoware Systems Inc. (b)                                      1                10
         Netscout Systems Inc. (b)                                     1                4
         Nuance Communications Inc. (b)                                1                5
         NYFIX Inc. (b)                                                2                11
         Overland Storage Inc. (b)                                     -                6
         Palm Inc. (b)                                                 2                26
         Pec Solutions Inc. (b)                                        1                8
         Perot Systems Corp. (b)                                       2                17
         Pioneer Standard Electronics Inc.                             1                11
         Pomeroy Computer Resources (b)                                -                4
         Quantum Corp. (b)                                             6                23
         Radiant Systems Inc. (b)                                      1                7
         RadiSys Corp. (b)                                             1                11
         Rainbow Technologies Inc. (b)                                 1                9
         Sandisk Corp. (b)                                             -                13
         SCM Microsystems Inc. (b)                                     1                7
         Sigma Designs Inc. (b)                                        -                4
         Silicon Graphics Inc. (b)                                     11               12
         Silicon Storage Technology Inc. (b)                           3                13
         SRA International Inc. - Class A (b)                          -                10
         Stratasys Inc. (b)                                            -                4
         SYKES Enterprises Inc. (b)                                    2                7
         Synaptics Inc. (b)                                            1                11
         Synplicity Inc. (b)                                           1                3
         Syntel Inc. (b)                                               -                5
         Systems & Computer Technology Corp. (b)                       1                12
         Talx Corp.                                                    1                16
         Tier Technologies Inc. - Class B (b)                          1                9
         Tyler Technologies Inc. (b)                                   1                6
         Western Digital Corp. (b)                                     1                11
                                                                                      ---------
                                                                                        1,027
Cosmetics & Personal Care - 0.0%
         Chattem Inc. (b)                                              -                8
         DEL Laboratories Inc. (b)                                     -                2
         Elizabeth Arden Inc. (b)                                      1                8
                                                                                      ---------
                                                                                        18
Distribution & Wholesale - 0.6%
         Advanced Marketing Services Inc.                              -                6
         Aviall Inc. (b)                                               1                6
         Bell Microproducts Inc. (b)                                   1                3
         Building Material Holding Corp.                               1                11
         Central European Distribution Corp. (b)                       -                3
         Handleman Co. (b)                                             1                20
         Hughes Supply Inc.                                            1                39
         Owens & Minor Inc.                                            2                38
         ScanSource Inc. (b)                                           1                15
         SCP Pool Corp. (b)                                            1                32
         United Stationers Inc. (b)                                    1                48
         Watsco Inc.                                                   1                16
                                                                                      ---------
                                                                                        237
Diversified Financial Services - 1.0%
         Accredited Home Lenders Holding Co. (b)                       -                5
         Advanta Corp. - Class B                                       1                15
         Affiliated Managers Group Inc. (b)                            1                38
         American Home Mortgage Holdings Inc.                          1                12
         Ameritrade Holding Corp. (b)                                  1                9
         BKF Capital Group Inc. (b)                                    -                6
         Charter Municipal Mortgage Acceptance Co.                     2                37
         CompuCredit Corp. (b)                                         1                10
         Credit Acceptance Corp. (b)                                   1                6
         DVI Inc. (b)                                                  -                2
         Federal Agricultural Mortgage Corp. - Class C (b)             -                8
         Financial Federal Corp. (b)                                   1                18
         Friedman Billings Ramsey Group Inc.                           1                8
         Gabelli Asset Management Inc. - Class A (b)                   -                14
         Investment Technology Group Inc. (b)                          2                31
         Jefferies Group Inc.                                          -                9
         Knight Trading Group Inc. (b)                                 4                22
         Metris Cos. Inc.                                              2                12
         New Century Financial Corp.                                   1                34
         Portfolio Recovery Associates Inc. (b)                        -                12
         Sanders Morris Harris Group Inc.                              -                4
         Saxon Capital Inc. (b)                                        1                21
         SoundView Technology Group Inc. (b)                           1                6
         SWS Group Inc.                                                1                11
         Westcorp                                                      1                17
         WFS Financial Inc. (b)                                        -                12
         World Acceptance Corp. (b)                                    1                14
                                                                                      ---------
                                                                                        393
Electric - 1.5%
         Allegheny Energy Inc.                                         5                39
         Avista Corp.                                                  3                36
         Black Hills Corp.                                             1                45
         Central Vermont Public Service Corp.                          1                14
         CH Energy Group Inc.                                          1                28
         Cleco Corp.                                                   2                36
         CMS Energy Corp.                                              4                29
         DQE Inc.                                                      1                9
         El Paso Electric Co. (b)                                      2                25
         Empire District Electric Co.                                  1                24
         Idacorp Inc.                                                  1                36
         MGE Energy Inc.                                               1                27
         Otter Tail Corp.                                              1                25
         PNM Resources Inc.                                            2                47
         Sierra Pacific Resources (b)                                  5                29
         UIL Holdings Corp.                                            1                21
         Unisource Energy Corp.                                        2                29
         Unitil Corp.                                                  -                7
         Westar Energy Inc.                                            2                40
         WPS Resources Corp.                                           -                8
                                                                                      ---------
                                                                                        554
Electrical Components & Equipment - 0.7%
         Advanced Energy Industries Inc. (b)                           1                15
         American Superconductor Corp. (b)                             1                3
         Ametek Inc.                                                   -                8
         Artesyn Technologies Inc. (b)                                 2                12
         Belden Inc.                                                   1                17
         C&D Technologies Inc.                                         1                19
         Encore Wire Corp. (b)                                         1                5
         Energy Conversion Devices Inc. (b)                            1                7
         General Cable Corp.                                           2                12
         GrafTech International Ltd. (b)                               3                17
         Intermagnetics General Corp. (b)                              1                12
         Littelfuse Inc. (b)                                           1                23
         Magnetek Inc. (b)                                             1                2
         Medis Technologies Ltd. (b)                                   1                6
         Powell Industries Inc. (b)                                    -                3
         Power-One Inc. (b)                                            3                20
         Proton Energy Systems Inc. (b)                                1                2
         Rayovac Corp. (b)                                             1                17
         Research Frontiers Inc. (b)                                   -                6
         Superconductor Technologies (b)                               2                5
         Universal Display Corp. (b)                                   1                6
         Valence Technology Inc. (b)                                   1                3
         Vicor Corp. (b)                                               1                13
         Wilson Greatbatch Technologies Inc. (b)                       1                36
                                                                                      ---------
                                                                                        269
Electronics - 2.2%
         Analogic Corp.                                                -                14
         BEI Technologies Inc.                                         1                10
         Bel Fuse Inc. - Class B                                       1                12
         Benchmark Electronics Inc. (b)                                1                34
         Brady Corp. - Class A                                         1                27
         Checkpoint Systems Inc. (b)                                   1                18
         Coherent Inc. (b)                                             2                36
         CTS Corp.                                                     1                14
         Cubic Corp.                                                   1                16
         Cymer Inc. (b)                                                1                40
         Daktronics Inc. (b)                                           1                12
         Dionex Corp. (b)                                              1                36
         Electro Scientific Industries Inc. (b)                        1                20
         Excel Technology Inc. (b)                                     -                7
         FEI Co. (b)                                                   1                20
         Flir Systems Inc. (b)                                         2                46
         Identix Inc. (b)                                              4                25
         Ii-Vi Inc. (b)                                                1                15
         Innovex Inc. (b)                                              -                4
         Invision Technologies Inc. (b)                                -                12
         Itron Inc. (b)                                                1                24
         Keithley Instruments Inc.                                     1                8
         Kemet Corp. (b)                                               3                31
         LeCroy Corp. (b)                                              -                4
         Manufacturers Services Ltd. (b)                               -                2
         Merix Corp. (b)                                               -                1
         Methode Electronics Inc.                                      2                19
         Molecular Devices Corp. (b)                                   1                13
         NU Horizons Electronics Corp. (b)                             -                1
         OSI Systems Inc. (b)                                          -                7
         Park Electrochemical Corp.                                    1                14
         Paxar Corp. (b)                                               1                14
         Photon Dynamics Inc. (b)                                      1                21
         Planar Systems Inc. (b)                                       1                15
         Rogers Corp. (b)                                              1                27
         SAFLINK Corp. (b)                                             1                4
         SBS Technologies Inc. (b)                                     1                8
         Sonic Solutions Inc. (b)                                      1                5
         Stoneridge Inc. (b)                                           -                6
         Technitrol Inc. (b)                                           2                28
         Thomas & Betts Corp. (b)                                      2                32
         Trimble Navigation Ltd. (b)                                   1                31
         Varian Inc. (b)                                               1                45
         Watts Industries Inc.                                         1                14
         Woodhead Industries Inc.                                      -                5
         Woodward Governor Co.                                         -                17
         X-Rite Inc.                                                   1                6
         Zygo Corp. (b)                                                1                4
                                                                                      ---------
                                                                                        824
Engineering & Construction - 0.4%
         Dycom Industries Inc. (b)                                     2                40
         EMCOR Group Inc. (b)                                          1                35
         Granite Construction Inc.                                     2                30
         Insituform Technologies Inc. (b)                              1                19
         URS Corp. (b)                                                 1                18
         Washington Group International Inc. (b)                       1                19
                                                                                      ---------
                                                                                        161
Entertainment - 0.8%
         Alliance Gaming Corp. (b)                                     2                41
         AMC Entertainment Inc. (b)                                    1                14
         Argosy Gaming Co. (b)                                         1                22
         Carmike Cinemas Inc. (b)                                      -                2
         Championship Auto Racing Teams Inc. (b)                       1                2
         Churchill Downs Inc.                                          -                8
         Dover Downs Gaming & Entertainment Inc.                       -                2
         Dover Motorsports Inc.                                        1                6
         Gaylord Entertainment Co. (b)                                 1                14
         Isle of Capri Casinos Inc. (b)                                1                8
         Macrovision Corp. (b)                                         2                41
         Magna Entertainment Corp. (b)                                 2                12
         Penn National Gaming Inc. (b)                                 2                31
         Pinnacle Entertainment Inc. (b)                               2                11
         Scientific Games Corp. - Class A (b)                          2                21
         Shuffle Master Inc. (b)                                       1                22
         Six Flags Inc. (b)                                            3                22
         Speedway Motorsports Inc.                                     1                16
         Steinway Musical Instruments (b)                              -                1
         Vail Resorts Inc. (b)                                         1                9
         Zomax Inc. (b)                                                1                4
                                                                                      ---------
                                                                                        309
Environmental Control - 0.4%
         Calgon Carbon Corp.                                           2                10
         Casella Waste Systems Inc. (b)                                1                8
         Imco Recycling Inc. (b)                                       1                6
         Ionics Inc. (b)                                               1                18
         Mine Safety Appliances Co.                                    -                17
         Stericycle Inc. (b)                                           -                9
         Tetra Tech Inc. (b)                                           3                44
         TRC Cos. Inc. (b)                                             -                4
         Waste Connections Inc. (b)                                    1                44
                                                                                      ---------
                                                                                        160
Food - 1.3%
         American Italian Pasta Co. (b)                                1                35
         Arden Group Inc. - Class A (b)                                -                4
         Chiquita Brands International Inc. (b)                        2                24
         Corn Products International Inc.                              2                50
         Del Monte Foods Co. (b)                                       1                9
         Flowers Foods Inc.                                            2                30
         Great Atlantic & Pacific Tea Co. Inc. (b)                     1                6
         Hain Celestial Group Inc. (b)                                 1                18
         Horizon Organic Holding Corp. (b)                             -                5
         Ingles Markets Inc. - Class A                                 -                4
         International Multifoods Corp. (b)                            1                17
         Interstate Bakeries                                           2                28
         J&J Snack Foods Corp. (b)                                     -                8
         JM Smucker Co.                                                -                13
         Lance Inc.                                                    1                9
         Monterey Pasta Co. (b)                                        1                5
         Nash Finch Co.                                                1                12
         Pathmark Stores Inc. (b)                                      2                13
         Pilgrims Pride Corp. - Class B                                1                10
         Ralcorp Holdings Inc. (b)                                     1                33
         Riviana Foods Inc.                                            -                9
         Ruddick Corp.                                                 2                24
         Sanderson Farms Inc.                                          -                8
         Sensient Technologies Corp.                                   2                44
         Tasty Baking Co.                                              -                3
         United Natural Foods Inc. (b)                                 1                29
         Weis Markets Inc.                                             -                14
         Wild Oats Markets Inc. (b)                                    1                13
                                                                                      ---------
                                                                                        477
Forest Products & Paper - 0.6%
         Buckeye Technologies Inc. (b)                                 2                13
         Caraustar Industries Inc. (b)                                 1                9
         Deltic Timber Corp.                                           1                17
         Longview Fibre Co.                                            3                22
         Louisiana-Pacific Corp. (b)                                   5                57
         P.H. Glatfelter Co.                                           1                16
         Pope & Talbot Inc.                                            1                7
         Potlatch Corp.                                                1                32
         Rock-Tenn Co. - Class A                                       1                16
         Schweitzer-Mauduit International Inc.                         1                16
         Wausau-Mosinee Paper Corp.                                    2                18
                                                                                      ---------
                                                                                        223
Gas - 1.0%
         AGL Resources Inc.                                            -                9
         Atmos Energy Corp.                                            2                51
         Cascade Natural Gas Corp.                                     1                12
         Energen Corp.                                                 2                55
         Laclede Group Inc.                                            1                21
         New Jersey Resources Corp.                                    1                47
         Northwest Natural Gas Co.                                     1                32
         Northwestern Corp.                                            1                1
         NUI Corp.                                                     1                15
         Oneok Inc.                                                    -                9
         Piedmont Natural Gas Co.                                      -                9
         SEMCO Energy Inc.                                             1                5
         South Jersey Industries Inc.                                  -                13
         Southern Union Co. (b)                                        2                33
         Southwest Gas Corp.                                           2                35
         UGI Corp.                                                     -                9
         WGL Holdings Inc.                                             -                8
                                                                                      ---------
                                                                                        364
Hand & Machine Tools - 0.4%
         Baldor Electric Co.                                           2                32
         Franklin Electric Co. Inc.                                    -                17
         Kennametal Inc.                                               2                52
         Lincoln Electric Holdings Inc.                                2                32
         Milacron Inc.                                                 1                4
         Regal-Beloit Corp.                                            1                19
         Starrett (L.S.) Co. - Class A                                 -                5
                                                                                      ---------
                                                                                        161
Healthcare - 5.1%
         Advanced Medical Optics Inc. (b)                              1                16
         Advanced Neuromodulation Systems Inc. (b)                     1                27
         Alaris Medical Inc. (b)                                       1                13
         Align Technology Inc. (b)                                     2                22
         Alliance Imaging Inc. (b)                                     -                1
         American Healthways Inc. (b)                                  1                18
         American Medical Security Group Inc. (b)                      -                7
         American Medical Systems Holdings Inc. (b)                    1                13
         AMERIGROUP Corp. (b)                                          1                32
         Amsurg Corp. (b)                                              1                28
         Apria Healthcare Group Inc. (b)                               -                9
         Arrow International Inc.                                      1                23
         Arthrocare Corp. (b)                                          1                17
         Beverly Enterprises Inc. (b)                                  6                19
         Biolase Technology Inc. (b)                                   1                6
         Bioreliance Corp. (b)                                         -                6
         Biosite Inc. (b)                                              1                29
         Bruker Daltonics Inc. (b)                                     -                1
         Cantel Medical Corp. (b)                                      -                1
         Cardiac Science Inc. (b)                                      4                10
         Cardiodynamics International Corp. (b)                        2                5
         Centene Corp. (b)                                             -                18
         Cepheid Inc. (b)                                              2                11
         Cerus Corp. (b)                                               1                4
         Cholestech Corp. (b)                                          1                9
         Chronimed Inc. (b)                                            1                6
         Closure Medical Corp. (b)                                     -                8
         Cobalt Corp. (b)                                              1                13
         Columbia Laboratories Inc. (b)                                2                19
         Conceptus Inc. (b)                                            1                9
         CONMED Corp. (b)                                              1                24
         Cooper Cos. Inc.                                              1                46
         Covance Inc. (b)                                              3                52
         CTI Molecular Imaging Inc. (b)                                1                18
         Curative Health Services Inc. (b)                             -                6
         Cyberonics Inc. (b)                                           1                21
         Cytyc Corp. (b)                                               3                33
         Dade Behring Holdings Inc. (b)                                2                36
         Datascope Corp.                                               1                19
         Diagnostic Products Corp.                                     -                17
         Dynacq International Inc. (b)                                 -                5
         Epix Medical Inc. (b)                                         1                8
         Genesis Health Ventures Inc. (b)                              1                22
         Gen-Probe Inc. (b)                                            1                38
         Gentiva Health Services Inc. (b)                              1                11
         Haemonetics Corp. (b)                                         1                13
         Hanger Orthopedic Group Inc. (b)                              1                12
         HealthTronics Surgical Services Inc. (b)                      -                2
         Hologic Inc. (b)                                              1                12
         ICU Medical Inc. (b)                                          -                13
         Idexx Laboratories Inc. (b)                                   -                9
         Igen International Inc. (b)                                   1                27
         Immucor Inc. (b)                                              -                10
         Impath Inc. (b)                                               1                13
         Inamed Corp. (b)                                              1                38
         Intuitive Surgical Inc. (b)                                   2                12
         Invacare Corp.                                                1                37
         Inveresk Research Group Inc. (b)                              1                18
         Inverness Medical Innovations Inc. (b)                        1                10
         I-Stat Corp. (b)                                              1                6
         Kensey Nash Corp. (b)                                         -                8
         Kindred Healthcare Inc. (b)                                   -                8
         Kyphon Inc. (b)                                               1                12
         LabOne Inc. (b)                                               -                8
         Lifecore Biomedical Inc. (b)                                  1                4
         Lifeline Systems Inc. (b)                                     -                9
         LifePoint Hospitals Inc. (b)                                  1                27
         Luminex Corp. (b)                                             1                6
         Matria Healthcare Inc. (b)                                    1                9
         Medcath Corp. (b)                                             1                5
         Med-Design Corp. (b)                                          1                5
         Medical Action Industries Inc. (b)                            -                6
         Mentor Corp.                                                  2                38
         Merit Medical Systems Inc. (b)                                1                14
         National Healthcare Corp. (b)                                 -                5
         Novoste Corp. (b)                                             1                5
         Oakley Inc. (b)                                               1                12
         Ocular Sciences Inc. (b)                                      1                18
         Odyssey HealthCare Inc. (b)                                   1                33
         Option Care Inc. (b)                                          -                5
         OraSure Technologies Inc. (b)                                 2                12
         Orthodontic Centers of America Inc. (b)                       2                15
         Orthologic Corp. (b)                                          3                12
         Pacificare Health Systems Inc. (b)                            -                13
         Palatin Technologies Inc. (b)                                 2                6
         Pediatrix Medical Group Inc. (b)                              1                39
         PolyMedica Corp.                                              1                24
         Possis Medical Inc. (b)                                       1                14
         Prime Medical Services Inc. (b)                               1                4
         Province Healthcare Co. (b)                                   2                21
         PSS World Medical Inc. (b)                                    3                17
         Quest Diagnostics Inc. (b)                                    -                1
         Quidel Corp. (b)                                              1                8
         Radiologix Inc. (b)                                           1                2
         RehabCare Group Inc. (b)                                      1                8
         ResMed Inc. (b)                                               -                9
         Respironics Inc. (b)                                          -                9
         Select Medical Corp. (b)                                      1                22
         Sierra Health Services Inc. (b)                               1                19
         Sola International Inc. (b)                                   1                20
         SonoSite Inc. (b)                                             1                17
         Specialty Laboratories Inc. (b)                               1                7
         Staar Surgical Co. (b)                                        1                9
         Sunrise Senior Living Inc. (b)                                1                21
         SurModics Inc. (b)                                            1                22
         Sybron Dental Specialties Inc. (b)                            2                43
         Synovis Life Technologies Inc. (b)                            -                4
         Techne Corp. (b)                                              2                57
         Therasense Inc. (b)                                           1                9
         Thoratec Corp. (b)                                            2                36
         TriPath Imaging Inc. (b)                                      2                12
         United Surgical Partners International Inc. (b)               1                20
         Urologix Inc. (b)                                             -                1
         US Oncology Inc. (b)                                          3                23
         US Physical Therapy Inc. (b)                                  -                4
         Ventana Medical Systems Inc. (b)                              1                17
         Viasys Healthcare Inc. (b)                                    1                25
         VistaCare Inc. - Class A (b)                                  1                13
         VISX Inc. (b)                                                 2                36
         Vital Images Inc. (b)                                         -                8
         Vital Signs Inc.                                              -                5
         West Pharmaceutical Services Inc.                             1                15
         Wright Medical Group Inc. (b)                                 1                13
         Zoll Medical Corp. (b)                                        -                10
                                                                                      ---------
                                                                                        1,927
Holding Companies - Diversified - 0.1%
         Resource America Inc. - Class A                               1                6
         Walter Industries Inc.                                        1                15
                                                                                      ---------
                                                                                        21
Home Builders - 0.7%
         Beazer Homes USA Inc. (b)                                     1                47
         Brookfield Homes Corp.                                        1                8
         Champion Enterprises Inc. (b)                                 3                16
         Coachmen Industries Inc.                                      1                6
         Dominion Homes Inc. (b)                                       -                2
         Fleetwood Enterprises Inc. (b)                                1                11
         Hovnanian Enterprises Inc. - Class A (b)                      -                8
         M/I Schottenstein Homes Inc.                                  1                23
         MDC Holdings Inc.                                             -                9
         Meritage Corp. (b)                                            -                21
         Monaco Coach Corp. (b)                                        1                20
         Palm Harbor Homes Inc. (b)                                    1                14
         Skyline Corp.                                                 -                6
         Standard-Pacific Corp.                                        1                47
         WCI Communities Inc. (b)                                      1                12
         William Lyon Homes Inc. (b)                                   -                10
         Winnebago Industries                                          1                20
                                                                                      ---------
                                                                                        280
Home Furnishings - 0.3%
         American Woodmark Corp.                                       -                11
         Applica Inc. (b)                                              1                6
         Bassett Furniture Industries Inc.                             1                7
         Bush Industries Inc. - Class A                                1                2
         Emerson Radio Corp. (b)                                       1                5
         Hooker Furniture Corp.                                        -                3
         Kimball International Inc. - Class B                          1                17
         Parkervision Inc. (b)                                         -                3
         Salton Inc. (b)                                               -                2
         Stanley Furniture Co. Inc.                                    -                10
         Tivo Inc. (b)                                                 1                18
         Universal Electronics Inc. (b)                                1                12
                                                                                      ---------
                                                                                        96
Household Products - 1.0%
         American Greetings Corp. - Class A (b)                        2                34
         Blyth Inc.                                                    -                7
         Central Garden & Pet Co. (b)                                  1                19
         CSS Industries Inc.                                           -                4
         Ennis Business Forms                                          1                8
         Fossil Inc. (b)                                               1                25
         Jarden Corp. (b)                                              1                16
         John H. Harland Co.                                           2                40
         Libbey Inc.                                                   -                11
         National Presto Industries Inc.                               -                10
         New England Business Service Inc.                             -                14
         Oneida Ltd.                                                   1                4
         Playtex Products Inc. (b)                                     1                8
         Russ Berrie & Co. Inc.                                        1                21
         Standard Register Co.                                         1                14
         Toro Co.                                                      1                48
         Tupperware Corp.                                              2                34
         Water Pik Technologies Inc. (b)                               -                2
         WD-40 Co.                                                     1                21
         Yankee Candle Co. Inc. (b)                                    1                31
                                                                                      ---------
                                                                                        371
Insurance - 2.1%
         Alfa Corp.                                                    2                23
         Allmerica Financial Corp. (b)                                 2                34
         American Physicians Capital Inc. (b)                          -                11
         AmerUs Group Co.                                              1                41
         Argonaut Group Inc.                                           1                11
         Baldwin & Lyons Inc.                                          -                7
         Citizens Inc. (b)                                             2                11
         CNA Surety Corp.                                              1                11
         Commerce Group Inc.                                           1                43
         Crawford & Co. - Class B                                      1                7
         Delphi Financial Group Inc. - Class A                         1                35
         FBL Financial Group Inc. - Class A                            1                11
         Financial Industries Corp.                                    -                7
         FPIC Insurance Group Inc. (b)                                 -                5
         Great American Financial Resources Inc.                       -                3
         Harleysville Group Inc.                                       1                33
         Hilb Rogal & Hamilton Co.                                     1                51
         Horace Mann Educators Corp.                                   2                26
         Infinity Property & Casualty Corp.                            1                13
         Kansas City Life Insurance Co.                                -                11
         LandAmerica Financial Group Inc.                              1                40
         Midland Co.                                                   -                11
         National Western Life Insurance Co. - Class A (b)             -                8
         Navigators Group Inc. (b)                                     -                6
         Ohio Casualty Corp. (b)                                       3                34
         Penn-America Group Inc.                                       -                5
         Philadelphia Consolidated Holding Co. (b)                     1                29
         Phoenix Cos. Inc.                                             3                29
         PMA Capital Corp.                                             1                18
         Presidential Life Corp.                                       1                18
         ProAssurance Corp. (b)                                        1                29
         RLI Corp.                                                     1                24
         Selective Insurance Group                                     1                32
         State Auto Financial Corp.                                    1                17
         Stewart Information Services Corp. (b)                        1                23
         Triad Guaranty Inc. (b)                                       -                12
         UICI (b)                                                      2                27
         United Fire & Casualty Co.                                    -                11
         Universal American Financial Corp. (b)                        1                8
         USI Holdings Corp. (b)                                        1                12
         Vesta Insurance Group Inc.                                    1                2
         Zenith National Insurance Corp.                               -                12
                                                                                      ---------
                                                                                        801
Internet - 3.0%
         1-800 Contacts Inc. (b)                                       -                5
         1-800-FLOWERS.COM Inc. (b)                                    1                7
         Agile Software Corp. (b)                                      2                22
         Akamai Technologies Inc. (b)                                  4                21
         Alloy Inc. (b)                                                1                8
         answerthink Inc. (b)                                          1                2
         Aquantive Inc. (b)                                            2                18
         Ariba Inc. (b)                                                12               36
         AsiaInfo Holdings Inc. (b)                                    1                10
         Ask Jeeves Inc. (b)                                           1                19
         At Road Inc. (b)                                              1                14
         Autobytel Inc. (b)                                            1                3
         Avocent Corp. (b)                                             -                8
         BroadVision Inc. (b)                                          1                3
         Centillium Communications Inc. (b)                            1                13
         Chordiant Software Inc. (b)                                   1                1
         CMGI Inc. (b)                                                 14               24
         CNET Networks Inc. (b)                                        3                21
         Digital Insight Corp. (b)                                     1                23
         Digital River Inc. (b)                                        1                26
         DoubleClick Inc. (b)                                          1                8
         drugstore.com inc. (b)                                        1                5
         E.piphany Inc. (b)                                            3                15
         Earthlink Inc. (b)                                            5                43
         eCollege.com Inc. (b)                                         1                6
         E-Loan Inc. (b)                                               2                12
         Entrust Inc. (b)                                              1                3
         eResearch Technology Inc. (b)                                 1                20
         eSPEED Inc. (b)                                               1                25
         eUniverse Inc. (b)                                            1                3
         F5 Networks Inc. (b)                                          1                18
         FindWhat.com (b)                                              1                10
         Freemarkets Inc. (b)                                          2                12
         GSI Commerce Inc. (b)                                         1                8
         Harris Interactive Inc. (b)                                   2                11
         I-many Inc. (b)                                               2                2
         Infospace Inc. (b)                                            -                7
         Interland Inc. (b)                                            3                3
         Internet Security Systems Inc. (b)                            2                25
         Interwoven Inc. (b)                                           3                7
         ITXC Corp. (b)                                                1                2
         J2 Global Communications Inc. (b)                             -                14
         Keynote Systems Inc. (b)                                      1                13
         LendingTree Inc. (b)                                          1                19
         LookSmart Ltd. (b)                                            2                6
         Matrixone Inc. (b)                                            3                18
         Mindspeed Technologies Inc. (b)                               1                2
         Neoforma Inc. (b)                                             1                5
         NetBank Inc.                                                  3                34
         Netegrity Inc. (b)                                            1                7
         NetFlix Inc. (b)                                              -                13
         Netratings Inc. (b)                                           1                7
         Openwave Systems Inc. (b)                                     5                10
         Opsware Inc. (b)                                              2                9
         Overstock.com Inc. (b)                                        -                4
         Overture Services Inc. (b)                                    3                50
         PC-Tel Inc. (b)                                               1                16
         Portal Software Inc. (b)                                      6                11
         Priceline.com Inc. (b)                                        1                21
         ProQuest Co. (b)                                              1                25
         QRS Corp. (b)                                                 1                4
         Quovadx Inc. (b)                                              -                1
         Raindance Communications Inc. (b)                             1                3
         Register.com (b)                                              2                11
         Riverstone Networks Inc. (b)                                  7                9
         RSA Security Inc. (b)                                         2                26
         S1 Corp. (b)                                                  3                12
         Safeguard Scientifics Inc. (b)                                6                16
         Sapient Corp. (b)                                             2                6
         Secure Computing Corp. (b)                                    2                14
         Seebeyond Technology Corp. (b)                                3                7
         Sohu.com Inc. (b)                                             -                8
         SonicWALL Inc. (b)                                            2                11
         Stamps.com Inc. (b)                                           1                7
         SupportSoft Inc. (b)                                          1                6
         TIBCO Software Inc. (b)                                       4                19
         Trizetto Group Inc. (b)                                       2                11
         United Online Inc. (b)                                        1                33
         Valueclick Inc. (b)                                           3                19
         Verity Inc. (b)                                               1                12
         Vignette Corp. (b)                                            4                7
         Vitria Technology Inc. (b)                                    -                3
         WatchGuard Technologies Inc. (b)                              1                5
         WebEx Communications Inc. (b)                                 1                13
         webMethods Inc. (b)                                           2                16
         Websense Inc. (b)                                             1                17
                                                                                      ---------
                                                                                        1,109
Investment Companies - 0.1%
         American Capital Strategies Ltd.                              -                9
         Gladstone Capital Corp.                                       -                9
         MCG Capital Corp.                                             1                14
         Medallion Financial Corp.                                     1                4
                                                                                      ---------
                                                                                        36
Iron & Steel - 0.4%
         AK Steel Holding Corp. (b)                                    4                13
         Allegheny Technologies Inc.                                   3                18
         Carpenter Technology Corp.                                    1                13
         Cleveland-Cliffs Inc. (b)                                     -                5
         Gibraltar Steel Corp.                                         -                9
         Material Sciences Corp. (b)                                   -                3
         Oregon Steel Mills Inc. (b)                                   1                4
         Reliance Steel & Aluminum Co.                                 1                22
         Roanoke Electric Steel Corp.                                  1                4
         Ryerson Tull Inc.                                             1                13
         Schnitzer Steel Industries Inc. - Class A                     -                10
         Steel Dynamics Inc. (b)                                       2                23
                                                                                      ---------
                                                                                        137
Leisure Time - 0.5%
         Arctic Cat Inc.                                               1                17
         Bally Total Fitness Holding Corp. (b)                         2                17
         Callaway Golf Co.                                             2                30
         Escalade Inc. (b)                                             -                2
         K2 Inc. (b)                                                   2                19
         Multimedia Games Inc. (b)                                     1                15
         Nautilus Group Inc.                                           1                13
         Navigant International Inc. (b)                               1                9
         Pegasus Solutions Inc. (b)                                    1                24
         Thor Industries Inc.                                          1                29
         WMS Industries Inc. (b)                                       1                15
                                                                                      ---------
                                                                                        190
Lodging - 0.5%
         Ameristar Casinos Inc. (b)                                    -                10
         Aztar Corp. (b)                                               2                26
         Boca Resorts Inc. - Class A (b)                               1                16
         Boyd Gaming Corp. (b)                                         2                29
         Choice Hotels International Inc. (b)                          1                23
         Extended Stay America Inc. (b)                                2                23
         La Quinta Corp. (b)                                           6                27
         Marcus Corp.                                                  1                14
         MTR Gaming Group Inc. (b)                                     1                8
         Prime Hospitality Corp. (b)                                   3                17
         Station Casinos Inc. (b)                                      -                8
                                                                                      ---------
                                                                                        201
Machinery - 1.6%
         Albany International Corp.                                    1                34
         Applied Industrial Technologies Inc.                          1                16
         Astec Industries Inc. (b)                                     1                9
         Briggs & Stratton Corp.                                       1                50
         Cascade Corp.                                                 1                9
         Cognex Corp. (b)                                              2                37
         Flow International Corp. (b)                                  -                1
         Flowserve Corp. (b)                                           2                32
         Gardner Denver Inc. (b)                                       1                15
         Gerber Scientific Inc. (b)                                    1                6
         Global Power Equipment Group Inc. (b)                         1                3
         Gorman-Rupp Co.                                               -                4
         IDEX Corp.                                                    1                48
         JLG Industries Inc.                                           2                11
         Joy Global Inc. (b)                                           2                31
         Kadant Inc. (b)                                               1                10
         Lindsay Manufacturing Co.                                     -                10
         Manitowoc Co.                                                 1                27
         NACCO Industries Inc. - Class A                               -                17
         Nordson Corp.                                                 1                28
         Presstek Inc. (b)                                             1                8
         Robbins & Myers Inc.                                          -                5
         Sauer-Danfoss Inc.                                            -                5
         Stewart & Stevenson Services Inc.                             1                23
         Surebeam Corp. - Class A (b)                                  4                11
         Tecumseh Products Co.                                         1                28
         Tennant Co.                                                   -                18
         Terex Corp. (b)                                               2                40
         Thomas Industries Inc.                                        1                14
         UNOVA Inc. (b)                                                2                22
         Wabtec Corp.                                                  1                22
                                                                                      ---------
                                                                                        594
Manufacturing - 1.5%
         Actuant Corp. - Class A (b)                                   -                15
         Acuity Brands Inc.                                            2                38
         Ameron International Corp.                                    -                9
         AO Smith Corp.                                                1                23
         Applied Films Corp. (b)                                       1                18
         Barnes Group Inc.                                             1                15
         Brink's Co.                                                   2                27
         Carlisle Cos. Inc.                                            -                8
         Ceradyne Inc. (b)                                             -                6
         Clarcor Inc.                                                  1                44
         Concord Camera Corp. (b)                                      1                8
         Cuno Inc. (b)                                                 1                24
         EnPro Industries Inc. (b)                                     -                5
         ESCO Technologies Inc. (b)                                    1                26
         Federal Signal Corp.                                          2                37
         Griffon Corp. (b)                                             1                18
         Hexcel Corp. (b)                                              1                2
         Jacuzzi Brands Inc. (b)                                       3                18
         Lydall Inc. (b)                                               1                7
         Matthews International Corp. - Class A                        1                34
         Myers Industries Inc.                                         1                8
         Quixote Corp.                                                 -                8
         Raven Industries Inc.                                         -                6
         Roper Industries Inc.                                         1                50
         SPS Technologies Inc. (b)                                     1                14
         Standex International Corp.                                   1                15
         Sturm Ruger & Co. Inc.                                        1                7
         Tredegar Corp.                                                1                20
         Trinity Industries Inc.                                       2                34
                                                                                      ---------
                                                                                        544
Media - 1.4%
         4Kids Entertainment Inc. (b)                                  1                13
         Acacia Research - Acacia Technologies (b)                     1                1
         Acme Communications Inc. (b)                                  1                8
         Beasley Broadcasting Group Inc. - Class A (b)                 1                8
         Charter Communications Inc. (b)                               9                36
         Courier Corp.                                                 -                5
         Crown Media Holdings Inc. (b)                                 2                8
         Cumulus Media Inc. - Class A (b)                              2                30
         Emmis Communications Corp. (b)                                2                36
         Fisher Communications Inc. (b)                                -                7
         Gray Television Inc.                                          2                19
         Gray Television Inc. - Class A                                1                7
         Hollinger International Inc.                                  2                24
         Information Holdings Inc. (b)                                 1                10
         Insight Communications Co. Inc. (b)                           2                27
         Journal Register Co. (b)                                      1                26
         Liberty Corp.                                                 1                32
         Lin TV Corp. - Class A (b)                                    1                22
         Lodgenet Entertainment Corp. (b)                              1                10
         Martha Stewart Living Omnimedia Inc. (b)                      1                8
         Mediacom Communications Corp. (b)                             3                29
         Paxson Communications Corp. (b)                               2                11
         Playboy Enterprises Inc. - Class B (b)                        1                14
         PRIMEDIA Inc. (b)                                             5                14
         Pulitzer Inc.                                                 -                15
         Regent Communications Inc. (b)                                1                5
         Saga Communications Inc. (b)                                  1                12
         Salem Communications Corp. - Class A (b)                      1                11
         Sinclair Broadcast Group Inc. - Class A (b)                   2                19
         Sirius Satellite Radio Inc. (b)                               6                9
         Spanish Broadcasting System Inc. (b)                          2                16
         Thomas Nelson Inc. (b)                                        1                10
         World Wrestling Entertainment Inc.                            1                6
         XM Satellite Radio Holdings Inc. - Class A (b)                1                6
         Young Broadcasting Inc. (b)                                   1                15
                                                                                      ---------
                                                                                        529
Metal Fabrication & Hardware - 0.6%
         A.M. Castle & Co. (b)                                         1                7
         CIRCOR International Inc.                                     1                12
         Commercial Metals Co.                                         1                23
         Intermet Corp.                                                1                4
         Kaydon Corp.                                                  1                25
         Ladish Co. Inc. (b)                                           -                3
         Lawson Products Inc.                                          -                4
         Mueller Industries Inc. (b)                                   2                43
         NN Inc.                                                       1                6
         Northwest Pipe Co. (b)                                        -                3
         NS Group Inc. (b)                                             1                8
         Penn Engineering & Manufacturing Corp.                        -                7
         Quanex Corp.                                                  1                25
         Shaw Group Inc. (b)                                           1                14
         Valmont Industries Inc.                                       1                15
         Worthington Industries                                        1                8
                                                                                      ---------
                                                                                        207
Mining - 0.6%
         Arch Coal Inc.                                                2                50
         Brush Engineered Materials Inc. (b)                           1                12
         Century Aluminum Co.                                          1                5
         Coeur D'alene Mines Corp. (b)                                 3                4
         Hecla Mining Co. (b)                                          4                17
         Liquidmetal Technologies Inc. (b)                             1                4
         Massey Energy Co.                                             3                41
         Royal Gold Inc.                                               1                18
         RTI International Metals Inc. (b)                             1                9
         Southern Peru Copper Corp.                                    -                3
         Stillwater Mining Co. (b)                                     3                15
         USEC Inc.                                                     4                25
         Westmoreland Coal Co. (b)                                     -                5
                                                                                      ---------
                                                                                        208
Office & Business Equipment - 0.1%
         General Binding Corp. (b)                                     1                7
         Global Imaging Systems Inc. (b)                               1                13
         Imagistics International Inc. (b)                             1                22
                                                                                      ---------
                                                                                        42
Office Furnishings - 0.0%
         Interface Inc.                                                2                8
         Virco Manufacturing Corp.                                     1                3
                                                                                      ---------
                                                                                        11
Oil & Gas Producers - 2.2%
         Atwood Oceanics Inc. (b)                                      1                14
         Berry Petroleum Co. - Class A                                 1                10
         Cabot Oil & Gas Corp.                                         1                37
         Chesapeake Energy Corp.                                       1                13
         Cimarex Energy Co. (b)                                        1                35
         Comstock Resources Inc. (b)                                   1                16
         Denbury Resources Inc. (b)                                    2                21
         Encore Acquisition Co. (b)                                    -                6
         Energy Partners Ltd. (b)                                      1                14
         Evergreen Resources Inc. (b)                                  1                49
         Exploration Co. of Delaware Inc. (b)                          1                2
         Forest Oil Corp. (b)                                          1                25
         Frontier Oil Corp.                                            1                17
         Grey Wolf Inc. (b)                                            7                28
         Harvest Natural Resources Inc. (b)                            2                14
         Holly Corp.                                                   1                14
         Houston Exploration Co. (b)                                   1                22
         KCS Energy Inc. (b)                                           2                8
         Magnum Hunter Resources Inc. (b)                              3                25
         McMoRan Exploration Co. (b)                                   1                6
         Meridian Resource Corp. (b)                                   1                4
         Nuevo Energy Co. (b)                                          1                17
         Parker Drilling Co. (b)                                       3                7
         Patina Oil & Gas Corp.                                        1                45
         Penn Virginia Corp.                                           -                17
         Petroleum Development Corp. (b)                               -                4
         Plains Exploration & Production Co. (b)                       1                16
         Prima Energy Corp. (b)                                        1                13
         Quicksilver Resources Inc. (b)                                1                15
         Range Resources Corp. (b)                                     3                16
         Remington Oil & Gas Corp. (b)                                 1                21
         Southwestern Energy Co. (b)                                   2                23
         Spinnaker Exploration Co. (b)                                 1                31
         St. Mary Land & Exploration Co.                               1                38
         Stone Energy Corp. (b)                                        1                42
         Swift Energy Co. (b)                                          1                11
         Tesoro Petroleum Corp. (b)                                    3                21
         Tom Brown Inc. (b)                                            2                46
         Unit Corp. (b)                                                2                38
         Vintage Petroleum Inc.                                        2                28
         Westport Resources Corp. (b)                                  -                7
                                                                                      ---------
                                                                                        836
Oil & Gas Services - 1.1%
         CAL Dive International Inc. (b)                               2                38
         CARBO Ceramics Inc.                                           -                15
         Dril-Quip Inc. (b)                                            1                9
         Global Industries Ltd. (b)                                    3                15
         Gulf Island Fabrication Inc. (b)                              -                5
         Hanover Compressor Co. (b)                                    3                30
         Horizon Offshore Inc. (b)                                     2                9
         Hydril Co. (b)                                                1                17
         Input/Output Inc. (b)                                         2                9
         Key Energy Services Inc. (b)                                  1                9
         Lone Star Technologies Inc. (b)                               1                30
         Lufkin Industries Inc.                                        -                9
         Matrix Service Co. (b)                                        -                6
         Maverick Tube Corp. (b)                                       2                37
         Newpark Resources Inc. (b)                                    3                18
         Oceaneering International Inc. (b)                            1                29
         Oil States International Inc. (b)                             1                11
         RPC Inc.                                                      1                8
         Seacor Smit Inc. (b)                                          1                28
         Superior Energy Services Inc. (b)                             2                21
         Tetra Technologies Inc. (b)                                   1                16
         Trico Marine Services Inc. (b)                                1                4
         Universal Compression Holdings Inc. (b)                       1                15
         Veritas DGC Inc. (b)                                          1                16
         W-H Energy Services Inc. (b)                                  1                19
                                                                                      ---------
                                                                                        423
Packaging & Containers - 0.3%
         AEP Industries Inc. (b)                                       1                4
         Chesapeake Corp.                                              1                12
         Crown Holdings Inc. (b)                                       7                52
         Earthshell Corp. (b)                                          3                1
         Graphic Packaging International Corp. (b)                     1                4
         Greif Inc. - Class A                                          -                11
         Silgan Holdings Inc. (b)                                      -                15
                                                                                      ---------
                                                                                        99
Pharmaceuticals - 3.8%
         aaiPharma Inc. (b)                                            1                18
         Abgenix Inc. (b)                                              4                42
         Able Laboratories Inc. (b)                                    -                7
         Accredo Health Inc. (b)                                       2                38
         Adolor Corp. (b)                                              2                21
         Alkermes Inc. (b)                                             3                28
         Allos Therapeutics Inc. (b)                                   1                2
         Alpharma Inc.                                                 2                35
         Alteon Inc. (b)                                               1                3
         Amylin Pharmaceuticals Inc. (b)                               -                9
         Antigenics Inc. (b)                                           1                12
         Array Biopharma Inc. (b)                                      -                1
         Atherogenics Inc. (b)                                         2                23
         Atrix Labs Inc. (b)                                           1                21
         AVANIR Pharmaceuticals (b)                                    2                3
         AVI BioPharma Inc. (b)                                        1                6
         Bentley Pharmaceuticals Inc. (b)                              1                11
         BioMarin Pharmaceuticals Inc. (b)                             3                25
         Biopure Corp. (b)                                             1                6
         Bone Care International Inc. (b)                              1                8
         Bradley Pharmaceuticals Inc. (b)                              -                7
         Cell Therapeutics Inc. (b)                                    2                16
         Cima Labs Inc. (b)                                            1                16
         Collagenex Pharmaceuticals Inc. (b)                           -                5
         Connetics Corp. (b)                                           1                20
         Corixa Corp. (b)                                              3                20
         Cubist Pharmaceuticals Inc. (b)                               1                14
         CV Therapeutics Inc. (b)                                      1                38
         D&K Healthcare Resources Inc.                                 1                13
         Discovery Laboratories Inc. (b)                               1                4
         Dov Pharmaceutical Inc. (b)                                   -                5
         Durect Corp. (b)                                              1                3
         Endo Pharmaceuticals Holdings Inc. (b)                        -                6
         Esperion Therapeutics Inc. (b)                                2                31
         First Horizon Pharmaceutical Corp. (b)                        1                2
         Genta Inc. (b)                                                2                30
         Guilford Pharmaceuticals Inc. (b)                             2                8
         Hi-Tech Pharmacal Co. Inc. (b)                                -                3
         Ilex Oncology Inc. (b)                                        2                32
         ImClone Systems Inc. (b)                                      -                8
         Immunogen Inc. (b)                                            3                11
         Impax Laboratories Inc. (b)                                   2                20
         Indevus Pharmaceuticals Inc. (b)                              2                14
         Inspire Pharmaceuticals Inc. (b)                              1                11
         Isis Pharmaceuticals Inc. (b)                                 2                13
         Kos Pharmaceuticals Inc. (b)                                  -                7
         KV Pharmaceutical Co. - Class A (b)                           1                23
         KV Pharmaceutical Co. - Class B (b)                           -                6
         La Jolla Pharmaceutical Co. (b)                               2                6
         Lannett Co. Inc. (b)                                          -                6
         Ligand Pharmaceuticals Inc. - Class B (b)                     3                34
         Medarex Inc. (b)                                              3                21
         Medicines Co. (b)                                             2                35
         MGI Pharma Inc. (b)                                           1                33
         MIM Corp. (b)                                                 1                9
         Nabi Biopharmaceuticals (b)                                   2                12
         Nastech Pharmaceutical Inc. (b)                               -                4
         Nature's Sunshine Products Inc.                               1                4
         NBTY Inc. (b)                                                 2                37
         Neopharm Inc. (b)                                             1                10
         Neurocrine Biosciences Inc. (b)                               -                8
         Neurogen Corp. (b)                                            -                2
         Noven Pharmaceuticals Inc. (b)                                1                10
         NPS Pharmaceuticals Inc. (b)                                  1                36
         Onyx Pharmaceuticals Inc. (b)                                 1                9
         OSI Pharmaceuticals Inc. (b)                                  2                53
         Pain Therapeutics Inc. (b)                                    1                4
         Penwest Pharmaceuticals Co. (b)                               1                16
         Perrigo Co.                                                   3                46
         Pharmaceutical Resources Inc. (b)                             -                9
         Pharmacopeia Inc. (b)                                         1                10
         Priority Healthcare Corp. (b)                                 1                26
         Progenics Pharmaceuticals Inc. (b)                            -                6
         Salix Pharmaceuticals Ltd. (b)                                1                12
         Sangstat Medical Corp. (b)                                    1                19
         Sciclone Pharmaceuticals Inc. (b)                             1                12
         Sepracor Inc. (b)                                             -                8
         SuperGen Inc. (b)                                             1                7
         Tanox Inc. (b)                                                1                17
         Theragenics Corp. (b)                                         1                6
         Trimeris Inc. (b)                                             1                31
         Tularik Inc. (b)                                              2                22
         United Therapeutics Corp. (b)                                 1                15
         Usana Health Sciences Inc. (b)                                -                9
         VCA Antech Inc. (b)                                           1                24
         Vertex Pharmaceuticals Inc. (b)                               2                31
         Vicuron Pharmaceuticals Inc. (b)                              2                29
         Vivus Inc. (b)                                                2                10
         Zymogenetics Inc. (b)                                         1                6
                                                                                      ---------
                                                                                        1,409
Pipelines - 0.1%
         Aquila Inc.                                                   6                15
         Plains Resources Inc. (b)                                     1                12
         Transmontaigne Inc. (b)                                       1                6
         Western Gas Resources Inc.                                    -                7
                                                                                      ---------
                                                                                        40
Real Estate - 5.3%
         Acadia Realty Trust                                           1                6
         Alexander's Inc. (b)                                          -                11
         Alexandria Real Estate Equities Inc.                          1                36
         American Land Lease Inc.                                      -                3
         American Mortgage Acceptance Co.                              -                6
         AMLI Residential Properties                                   -                12
         Anthracite Capital Inc.                                       2                23
         Anworth Mortgage Asset Corp.                                  1                19
         Apex Mortgage Capital Inc.                                    1                6
         Associated Estates Realty                                     1                4
         Avatar Holdings Inc. (b)                                      -                6
         Bedford Property Investors                                    1                18
         Boykin Lodging Co.                                            -                4
         Brandywine Realty Trust                                       1                31
         Capital Automotive REIT                                       1                31
         Capstead Mortgage Corp.                                       -                4
         CBL & Associates Properties Inc.                              -                9
         Chateau Communities Inc.                                      1                27
         Chelsea Property Group Inc.                                   -                9
         Colonial Properties Trust                                     1                24
         Commercial Net Lease Realty                                   2                29
         Consolidated-Tomoka Land Co.                                  -                4
         Cornerstone Realty Income Trust Inc.                          3                19
         Corporate Office Properties Trust                             1                15
         Correctional Properties Trust                                 -                12
         CRIIMI MAE Inc. (b)                                           -                3
         Crown American Realty Trust                                   1                15
         Eastgroup Properties Inc.                                     1                22
         Entertainment Properties Trust                                1                23
         Equity Inns Inc.                                              2                17
         Equity One Inc.                                               1                23
         Essex Property Trust Inc.                                     1                41
         Federal Realty Investment Trust                               -                9
         FelCor Lodging Trust Inc.                                     2                16
         First Industrial Realty Trust Inc.                            1                36
         Gables Residential Trust                                      1                32
         Getty Realty Corp.                                            1                18
         Glenborough Realty Trust Inc.                                 1                16
         Glimcher Realty Trust                                         2                36
         Great Lakes Reit Inc.                                         1                11
         Health Care REIT Inc.                                         2                53
         Healthcare Realty Trust Inc.                                  -                8
         Heritage Property Investment Trust                            1                22
         Highwoods Properties Inc.                                     2                34
         Home Properties of NY Inc.                                    1                42
         HRPT Properties Trust                                         1                9
         IMPAC Mortgage Holdings Inc.                                  2                40
         Innkeepers USA Trust                                          1                7
         Insignia Financial Group Inc. (b)                             1                11
         Investors Real Estate Trust                                   2                20
         Jones Lang LaSalle Inc. (b)                                   1                21
         Keystone Property Trust                                       1                14
         Kilroy Realty Corp.                                           1                30
         Koger Equity Inc.                                             1                12
         Kramont Realty Trust                                          1                13
         LaSalle Hotel Properties                                      1                15
         Lexington Corporate Properties Trust                          1                25
         LNR Property Corp.                                            1                31
         LTC Properties Inc.                                           1                10
         Macerich Co.                                                  -                9
         Manufactured Home Communities Inc.                            1                21
         Meristar Hospitality Corp.                                    2                12
         MFA Mortgage Investments Inc.                                 2                20
         Mid-America Apartment Communities Inc.                        1                19
         Mid-Atlantic Realty Trust                                     1                13
         Mills Corp.                                                   -                9
         Mission West Properties                                       1                11
         National Health Investors Inc.                                1                20
         National Health Realty Inc.                                   1                9
         Nationwide Health Properties Inc.                             2                40
         Newcastle Investment Corp.                                    1                15
         Novastar Financial Inc.                                       1                30
         Pan Pacific Retail Properties Inc.                            -                9
         Parkway Properties Inc.                                       -                15
         Pennsylvania Real Estate Investment Trust                     1                21
         Post Properties Inc.                                          1                39
         Prentiss Properties Trust                                     1                38
         PS Business Parks Inc.                                        1                18
         RAIT Investment Trust                                         1                21
         Ramco-Gershenson Properties Trust                             -                8
         Realty Income Corp.                                           -                9
         Reckson Associates Realty Corp.                               2                38
         Redwood Trust Inc.                                            1                23
         RFS Hotel Investors Inc.                                      1                16
         Saul Centers Inc.                                             -                12
         Senior Housing Properties Trust                               2                32
         Shurgard Storage Centers Inc. - Class A                       -                9
         Sizeler Property Investors Inc.                               1                6
         SL Green Realty Corp.                                         1                44
         Sovran Self Storage Inc.                                      1                21
         Summit Properties Inc.                                        1                20
         Sun Communities Inc.                                          1                28
         Tanger Factory Outlet Centers Inc.                            -                9
         Taubman Centers Inc.                                          1                29
         Thornburg Mortgage Inc.                                       -                9
         Town & Country Trust                                          1                20
         Trammell Crow Co. (b)                                         2                19
         Universal Health Realty Income Trust                          -                11
         Urstadt Biddle Properties Inc. - Class A                      1                11
         US Restaurants Properties Inc.                                1                20
         Ventas Inc.                                                   3                50
         Washington Real Estate Investment Trust                       2                48
         Wellsford Real Properties Inc. (b)                            -                2
         Winston Hotels Inc.                                           1                10
                                                                                      ---------
                                                                                        1,996
Retail - 6.0%
         7-Eleven Inc. (b)                                             1                13
         AC Moore Arts & Crafts Inc. (b)                               1                15
         Aeropostale Inc. (b)                                          1                16
         AFC Enterprises Inc. (b)                                      1                13
         American Eagle Outfitters Inc. (b)                            1                26
         AnnTaylor Stores Corp. (b)                                    2                54
         Asbury Automotive Group Inc. (b)                              1                11
         Bebe Stores Inc. (b)                                          -                8
         Big 5 Sporting Goods Corp. (b)                                -                3
         BJ's Wholesale Club Inc. (b)                                  2                32
         Blair Corp.                                                   1                12
         Bob Evans Farms Inc.                                          1                41
         Bombay Co. Inc. (b)                                           2                19
         Brookstone Inc. (b)                                           -                5
         Brown Shoe Co. Inc.                                           1                26
         Buca Inc. (b)                                                 -                2
         Buckle Inc. (b)                                               -                7
         Burlington Coat Factory Warehouse Corp.                       1                14
         California Pizza Kitchen Inc. (b)                             1                16
         Casey's General Stores Inc.                                   2                27
         Cash America International Inc.                               1                16
         Casual Male Retail Group Inc. (b)                             1                7
         Cato Corp. - Class A                                          1                13
         CEC Entertainment Inc. (b)                                    1                30
         Champps Entertainment Inc. (b)                                1                4
         Charlotte Russe Holding Inc. (b)                              -                3
         Charming Shoppes Inc. (b)                                     6                28
         Checkers Drive-In Restaurants Inc. (b)                        -                5
         Chicago Pizza & Brewery Inc. (b)                              -                3
         Children's Place Retail Stores Inc. (b)                       1                10
         Christopher & Banks Corp. (b)                                 1                46
         CKE Restaurants Inc. (b)                                      2                13
         Claire's Stores Inc.                                          -                9
         Coldwater Creek Inc. (b)                                      1                6
         Cole National Corp. (b)                                       -                6
         Copart Inc. (b)                                               2                23
         Cost Plus Inc. (b)                                            1                35
         CSK Auto Corp. (b)                                            1                20
         Dave & Buster's Inc. (b)                                      1                7
         DEB Shops Inc.                                                -                6
         Dick's Sporting Goods Inc. (b)                                -                18
         Dillard's Inc. - Class A                                      2                28
         Dress Barn Inc. (b)                                           1                16
         Duane Reade Inc. (b)                                          1                17
         Electronics Boutique Holdings Corp. (b)                       1                14
         Factory 2-U Stores Inc. (b)                                   -                2
         Finish Line - Class A (b)                                     1                23
         Finlay Enterprises Inc. (b)                                   -                3
         Footstar Inc. (b)                                             1                9
         Fred's Inc.                                                   1                41
         Friedman's Inc. - Class A                                     1                12
         Galyan's Trading Co. Inc. (b)                                 1                9
         GameStop Corp. (b)                                            1                9
         Gart Sports Co. (b)                                           -                9
         Genesco Inc. (b)                                              1                18
         Goody's Family Clothing Inc. (b)                              -                4
         Group 1 Automotive Inc. (b)                                   1                29
         Guitar Center Inc. (b)                                        1                21
         Hancock Fabrics Inc.                                          1                12
         Haverty Furniture Cos. Inc.                                   1                16
         Hibbett Sporting Goods Inc. (b)                               -                9
         Hollywood Entertainment Corp. (b)                             2                42
         HOT Topic Inc. (b)                                            2                41
         IHOP Corp.                                                    1                28
         Insight Enterprises Inc. (b)                                  2                18
         Intertan Inc. (b)                                             1                6
         J. Jill Group Inc. (b)                                        1                13
         Jack in the Box Inc. (b)                                      2                34
         Jo-Ann Stores Inc. - Class A (b)                              1                16
         Jos. A. Banks Clothiers Inc. (b)                              -                4
         Kenneth Cole Productions Inc. (b)                             -                6
         Kirkland's Inc. (b)                                           -                5
         Landry's Restaurants Inc.                                     1                21
         Linens 'N Things Inc. (b)                                     2                45
         Lithia Motors Inc. - Class A (b)                              -                7
         Lone Star Steakhouse & Saloon Inc.                            1                16
         Longs Drug Stores Corp.                                       2                26
         MarineMax Inc. (b)                                            1                7
         Men's Wearhouse Inc. (b)                                      2                35
         Mothers Work Inc. (b)                                         -                3
         Movado Group Inc.                                             -                7
         Movie Gallery Inc. (b)                                        1                19
         MSC Industrial Direct Co. Inc. (b)                            -                3
         Nu Skin Enterprises Inc.                                      2                19
         O'Charleys Inc. (b)                                           1                17
         OfficeMax Inc. (b)                                            6                37
         Pacific Sunwear of California (b)                             2                49
         Panera Bread Co. - Class A (b)                                1                51
         Papa John's International Inc. (b)                            -                12
         Party City Corp. (b)                                          -                2
         Payless Shoesource Inc. (b)                                   3                38
         PC Connection Inc. (b)                                        1                5
         PEP Boys-Manny Moe & Jack                                     3                35
         Petco Animal Supplies Inc. (b)                                1                26
         PF Chang's China Bistro Inc. (b)                              1                43
         Pricesmart Inc. (b)                                           -                1
         Rare Hospitality International Inc. (b)                       1                28
         Red Robin Gourmet Burgers Inc. (b)                            -                5
         Regis Corp.                                                   -                9
         Restoration Hardware Inc. (b)                                 1                4
         Rex Stores Corp. (b)                                          1                7
         Ryan's Family Steak Houses Inc. (b)                           2                29
         School Specialty Inc. (b)                                     1                20
         Select Comfort Corp. (b)                                      1                11
         Sharper Image Corp. (b)                                       -                11
         Shoe Carnival Inc. (b)                                        -                6
         ShopKo Stores Inc. (b)                                        2                21
         Sonic Automotive Inc. (b)                                     1                21
         Sonic Corp. (b)                                               2                45
         Sports Authority Inc. (b)                                     1                14
         Stage Stores Inc. (b)                                         1                24
         Steak N Shake Co. (b)                                         1                15
         Stein Mart Inc. (b)                                           1                4
         Summit America Television Inc. (b)                            1                3
         TBC Corp. (b)                                                 1                16
         Too Inc. (b)                                                  1                30
         Tractor Supply Co. (b)                                        1                33
         Trans World Entertainment Corp. (b)                           1                4
         Triarc Cos. (b)                                               1                16
         Tuesday Morning Corp. (b)                                     1                17
         Tweeter Home Entertainment Group Inc. (b)                     1                13
         Ultimate Electronics Inc. (b)                                 -                6
         United Auto Group Inc. (b)                                    1                21
         Urban Outfitters Inc. (b)                                     1                20
         West Marine Inc. (b)                                          1                9
         Wet Seal Inc. (b)                                             1                16
         Whitehall Jewellers Inc. (b)                                  1                9
         Wilsons The Leather Experts Inc. (b)                          1                4
         World Fuel Services Corp.                                     1                14
         Zale Corp. (b)                                                1                41
                                                                                      ---------
                                                                                        2,252

Savings & Loans - 2.7%
         Anchor Bancorp. Inc.                                          1                24
         Bank Mutual Corp.                                             1                19
         BankAtlantic Bancorp. Inc.                                    2                27
         BankUnited Financial Corp. - Class A (b)                      1                25
         Berkshire Hills Bancorp. Inc.                                 -                9
         BostonFed Bancorp. Inc.                                       -                4
         Brookline Bancorp. Inc.                                       3                43
         Camco Financial Corp.                                         -                5
         CFS Bancorp. Inc.                                             1                10
         Charter Financial Corp.                                       -                8
         Citizens First Bancorp. Inc.                                  1                12
         Citizens South Banking Corp.                                  -                5
         Coastal Bancorp Inc.                                          -                6
         Coastal Financial Corp.                                       -                6
         Commercial Federal Corp.                                      2                42
         Connecticut Bancshares Inc.                                   -                18
         Dime Community Bancshares Inc.                                1                26
         ESB Financial Corp.                                           -                4
         EverTrust Financial Group Inc.                                -                4
         Fidelity Bankshares Inc.                                      1                14
         First Defiance Financial Corp.                                -                6
         First Essex Bancorp. Inc.                                     -                16
         First Federal Capital Corp.                                   1                15
         First Financial Holdings Inc.                                 1                18
         First Indiana Corp.                                           -                7
         First Niagara Financial Group Inc.                            3                39
         First Place Financial Corp.                                   1                10
         First Sentinel Bancorp. Inc.                                  1                19
         Firstfed America Bancorp. Inc.                                -                11
         FirstFed Financial Corp. (b)                                  1                24
         Flagstar Bancorp. Inc.                                        2                37
         FloridaFirst Bancorp Inc.                                     -                6
         Flushing Financial Corp.                                      -                9
         GA Financial Inc.                                             -                5
         Harbor Florida Bancshares Inc.                                1                25
         Hawthorne Financial Corp. (b)                                 -                15
         Heritage Financial Corp.                                      -                5
         Horizon Financial Corp.                                       -                4
         Hudson River Bancorp.                                         1                22
         Itla Capital Corp. (b)                                        -                7
         Klamath First Bancorp Inc.                                    -                5
         MAF Bancorp. Inc.                                             1                34
         MASSBANK Corp.                                                -                6
         MutualFirst Financial Inc.                                    -                5
         Northwest Bancorp. Inc.                                       1                12
         OceanFirst Financial Corp.                                    -                7
         Ocwen Financial Corp. (b)                                     3                12
         Parkvale Financial Corp.                                      -                7
         Pennfed Financial Services Inc.                               -                6
         PFF Bancorp. Inc.                                             1                22
         Port Financial Corp.                                          -                11
         Provident Bancorp. Inc.                                       -                3
         Provident Financial Holdings Inc.                             -                5
         Provident Financial Services Inc.                             2                32
         Quaker City Bancorp. Inc. (b)                                 -                12
         Seacoast Financial Services Corp.                             1                20
         Sound Federal Bancorp. Inc.                                   1                8
         St. Francis Capital Corp.                                     -                6
         Staten Island Bancorp. Inc.                                   3                51
         Sterling Financial Corp. (b)                                  1                15
         Superior Financial Corp.                                      -                7
         TierOne Corp. (b)                                             1                17
         Troy Financial Corp.                                          -                8
         United Community Financial Corp.                              2                16
         Warwick Community Bancorp Inc.                                -                5
         Waypoint Financial Corp.                                      2                30
         Willow Grove Bancorp Inc.                                     1                8
         WSFS Financial Corp.                                          -                14
                                                                                      ---------
                                                                                        995
Semiconductors - 3.1%
         Actel Corp. (b)                                               1                18
         ADE Corp. (b)                                                 -                3
         Alliance Semiconductor Corp. (b)                              1                3
         ANADIGICS Inc. (b)                                            1                3
         Artisan Components Inc. (b)                                   1                21
         Asyst Technologies Inc. (b)                                   2                16
         ATMI Inc. (b)                                                 1                27
         Axcelis Technologies Inc. (b)                                 5                29
         Brooks Automation Inc. (b)                                    2                20
         Caliper Technologies Corp. (b)                                1                3
         ChipPAC Inc. (b)                                              2                17
         Cirrus Logic Inc. (b)                                         3                13
         Cohu Inc.                                                     1                15
         Conexant Systems Inc. (b)                                     8                31
         Credence Systems Corp. (b)                                    3                24
         Cree Inc. (b)                                                 1                8
         DSP Group Inc. (b)                                            1                28
         Dupont Photomasks Inc. (b)                                    1                11
         Emcore Corp. (b)                                              1                2
         Entegris Inc. (b)                                             2                29
         ESS Technology (b)                                            1                14
         Exar Corp. (b)                                                2                32
         FSI International Inc. (b)                                    1                3
         Genesis Microchip Inc. (b)                                    1                19
         GlobespanVirata Inc. (b)                                      5                40
         Helix Technology Corp.                                        1                18
         Integrated Silicon Solutions Inc. (b)                         2                13
         IXYS Corp. (b)                                                -                3
         Kopin Corp. (b)                                               4                24
         Kulicke & Soffa Industries Inc. (b)                           2                15
         Lattice Semiconductor Corp. (b)                               4                36
         LTX Corp. (b)                                                 2                18
         Mattson Technology Inc. (b)                                   1                3
         MEMC Electronic Materials Inc. (b)                            1                6
         Micrel Inc. (b)                                               1                15
         Microsemi Corp. (b)                                           2                27
         Microtune Inc. (b)                                            2                5
         MIPS Technologies Inc. - Class A (b)                          1                3
         MKS Instruments Inc. (b)                                      1                10
         Monolithic System Technology Inc. (b)                         1                5
         Mykrolis Corp. (b)                                            2                19
         Nanometrics Inc. (b)                                          -                2
         Oak Technology Inc. (b)                                       3                16
         Omnivision Technologies Inc. (b)                              1                32
         ParthusCeva Inc. (b)                                          1                6
         Pericom Semiconductor Corp. (b)                               1                11
         Photronics Inc. (b)                                           1                23
         Pixelworks Inc. (b)                                           2                9
         PLX Technology Inc. (b)                                       1                2
         Power Integrations Inc. (b)                                   1                27
         Rambus Inc. (b)                                               1                9
         Rudolph Technologies Inc. (b)                                 1                10
         Semitool Inc. (b)                                             1                5
         Semtech Corp. (b)                                             2                29
         Silicon Image Inc. (b)                                        3                19
         Silicon Laboratories Inc. (b)                                 -                6
         Siliconix Inc. (b)                                            -                7
         Sipex Corp. (b)                                               2                10
         Skyworks Solutions Inc. (b)                                   6                42
         Standard Microsystems Corp. (b)                               1                14
         Supertex Inc. (b)                                             -                7
         Three-Five Systems Inc. (b)                                   1                6
         Transmeta Corp. (b)                                           3                5
         Trikon Technologies Inc. (b)                                  1                2
         Triquint Semiconductor Inc. (b)                               6                24
         Ultratech Inc. (b)                                            1                18
         Varian Semiconductor Equipment Associates Inc. (b)            2                45
         Veeco Instruments Inc. (b)                                    1                19
         Virage Logic Corp. (b)                                        -                2
         Vitesse Semiconductor Corp. (b)                               9                46
         White Electronic Designs Corp. (b)                            1                13
         Xicor Inc. (b)                                                2                10
         Zoran Corp. (b)                                               1                22
                                                                                      ---------
                                                                                        1,147
Software - 3.8%
         Activision Inc. (b)                                           2                31
         Actuate Corp. (b)                                             1                3
         Advent Software Inc. (b)                                      1                13
         Altiris Inc. (b)                                              -                8
         American Management Systems Inc. (b)                          2                24
         Ansys Inc. (b)                                                1                25
         Ascential Software Corp. (b)                                  3                44
         Aspen Technology Inc. (b)                                     2                12
         Avid Technology Inc. (b)                                      1                43
         Barra Inc. (b)                                                1                23
         Borland Software Corp. (b)                                    3                30
         CCC Information Services Group (b)                            1                11
         Cerner Corp. (b)                                              1                23
         Computer Programs & Systems Inc. (b)                          -                4
         Concord Communications Inc. (b)                               1                13
         Concur Technologies Inc. (b)                                  -                4
         CSG Systems International Inc. (b)                            2                21
         Datastream Systems Inc. (b)                                   1                10
         Dendrite International Inc. (b)                               2                24
         Documentum Inc. (b)                                           2                42
         Eclipsys Corp. (b)                                            2                20
         eFunds Corp. (b)                                              2                26
         Embarcadero Technologies Inc. (b)                             1                7
         Epicor Software Corp. (b)                                     1                4
         EPIQ Systems Inc. (b)                                         1                10
         FalconStor Software Inc. (b)                                  2                15
         FILENET Corp. (b)                                             2                30
         Group 1 Software Inc. (b)                                     -                3
         Hyperion Solutions Corp. (b)                                  2                51
         IDX Systems Corp. (b)                                         1                14
         IMPAC Medical Systems Inc. (b)                                -                6
         Informatica Corp. (b)                                         3                19
         Information Resources Inc. (b)                                1                3
         infoUSA Inc. (b)                                              2                13
         Intelidata Technologies Corp. (b)                             1                4
         InterCept Inc. (b)                                            1                5
         Inter-Tel Inc.                                                1                15
         JDA Software Group Inc. (b)                                   1                13
         Keane Inc. (b)                                                2                32
         Lawson Software Inc. (b)                                      2                15
         Legato Systems Inc. (b)                                       4                34
         Mantech International Corp. - Class A (b)                     1                11
         Manugistics Group Inc. (b)                                    3                12
         MAPICS Inc. (b)                                               1                11
         MAPINFO Corp. (b)                                             1                6
         Micromuse Inc. (b)                                            3                23
         MicroStrategy Inc. - Class A (b)                              -                7
         Midway Games Inc. (b)                                         2                6
         MRO Software Inc. (b)                                         1                11
         MSC.Software Corp. (b)                                        1                8
         NDCHealth Corp.                                               1                27
         NETIQ Corp. (b)                                               2                35
         Novell Inc. (b)                                               3                8
         Omnicell Inc. (b)                                             1                10
         Onyx Software Corp. (b)                                       1                1
         Opnet Technologies Inc. (b)                                   -                5
         Packeteer Inc. (b)                                            1                20
         Parametric Technology Corp. (b)                               11               34
         PDF Solutions Inc. (b)                                        1                10
         Per-Se Technologies Inc. (b)                                  1                11
         Phoenix Technologies Ltd. (b)                                 1                4
         Pinnacle Systems Inc. (b)                                     3                34
         PracticeWorks Inc. (b)                                        1                16
         Progress Software Corp. (b)                                   1                29
         Pumatech Inc. (b)                                             2                6
         Quest Software Inc. (b)                                       2                20
         Red Hat Inc. (b)                                              1                8
         Renaissance Learning Inc. (b)                                 -                9
         Retek Inc. (b)                                                2                16
         Roxio Inc. (b)                                                2                10
         Sanchez Computer Associates Inc. (b)                          -                2
         ScanSoft Inc. (b)                                             3                14
         Seachange International Inc. (b)                              2                14
         Serena Software Inc. (b)                                      1                22
         SpeechWorks International Inc. (b)                            2                9
         SPSS Inc. (b)                                                 1                13
         SS&C Technologies Inc. (b)                                    1                8
         Sybase Inc. (b)                                               2                34
         Take-Two Interactive Software Inc. (b)                        2                50
         THQ Inc. (b)                                                  2                33
         Tradestation Group Inc. (b)                                   -                4
         Transaction Systems Architects Inc. (b)                       2                18
         Ulticom Inc. (b)                                              1                9
         Vastera Inc. (b)                                              2                11
         Verint Systems Inc. (b)                                       -                8
         Viewpoint Corp. (b)                                           1                1
         VitalWorks Inc. (b)                                           3                12
         Wind River Systems Inc. (b)                                   4                15
         Witness Systems Inc. (b)                                      -                -
                                                                                      ---------
                                                                                        1,432
Storage/Warehousing - 0.0%
         Mobile Mini Inc. (b)                                          1                7

Telecommunications - 0.7%
         Aspect Communications Corp. (b)                               2                8
         Cincinnati Bell Inc. (b)                                      8                56
         Commonwealth Telephone Enterprises Inc. (b)                   1                40
         CT Communications Inc.                                        1                10
         D&E Communications Inc.                                       -                2
         General Communication - Class A (b)                           2                20
         Golden Telecom Inc. (b)                                       1                17
         Hickory Tech Corp.                                            1                11
         Inet Technologies Inc. (b)                                    1                7
         Intrado Inc. (b)                                              1                11
         Lightbridge Inc. (b)                                          1                12
         MASTEC Inc. (b)                                               1                3
         Metro One Telecommunications Inc. (b)                         1                5
         Primus Telecommunications GP (b)                              1                7
         PTEK Holdings Inc. (b)                                        3                13
         RMH Teleservices Inc. (b)                                     -                1
         Shenandoah Telecom Co.                                        -                6
         SureWest Communications                                       1                22
         Talk America Holdings Inc. (b)                                1                14
         Time Warner Telecom Inc. (b)                                  1                8
         Warwick Valley Telephone Co.                                  -                3
                                                                                      ---------
                                                                                        276
Telecommunications Equipment - 1.7%
         Adaptec Inc. (b)                                              4                29
         Adtran Inc. (b)                                               -                9
         Aeroflex Inc. (b)                                             3                21
         Anaren Inc. (b)                                               1                12
         Andrew Corp. (b)                                              3                32
         Anixter International Inc. (b)                                1                34
         Applied Signal Technology Inc.                                -                4
         Arris Group Inc. (b)                                          3                15
         Avanex Corp. (b)                                              3                11
         Black Box Corp.                                               1                31
         Cable Design Technologies Corp. (b)                           2                16
         C-COR.net Corp. (b)                                           2                11
         CommScope Inc. (b)                                            3                25
         Computer Network Technology Corp. (b)                         2                14
         Comtech Telecommunications (b)                                -                7
         Corvis Corp. (b)                                              12               18
         Ditech Communications Corp. (b)                               1                6
         Enterasys Networks Inc. (b)                                   5                16
         Extreme Networks Inc. (b)                                     5                27
         Foundry Networks Inc. (b)                                     1                8
         Harmonic Inc. (b)                                             3                11
         Hypercom Corp. (b)                                            2                8
         Ixia (b)                                                      1                7
         JNI Corp. (b)                                                 1                5
         KVH Industries Inc. (b)                                       -                8
         MRV Communications Inc. (b)                                   5                9
         Network Equipment Technologies Inc. (b)                       1                9
         New Focus Inc. (b)                                            3                11
         Newport Corp. (b)                                             2                30
         North Pittsburgh Systems Inc.                                 1                13
         Oplink Communications Inc. (b)                                3                5
         Paradyne Networks Corp. (b)                                   1                1
         Plantronics Inc. (b)                                          2                40
         SafeNet Inc. (b)                                              -                8
         Sonus Networks Inc. (b)                                       7                34
         Stratos Lightwave Inc. (b)                                    -                1
         Sycamore Networks Inc. (b)                                    8                29
         Symmetricom Inc. (b)                                          1                3
         Tekelec (b)                                                   2                23
         Terayon Communication Systems Inc. (b)                        4                10
         Tollgrade Communications Inc. (b)                             1                13
         Turnstone Systems Inc. (b)                                    2                4
         Westell Technologies Inc. (b)                                 1                7
         WilTel Communications Inc. (b)                                1                14
                                                                                      ---------
                                                                                        649
Textiles - 0.1%
         Angelica Corp.                                                -                8
         G&K Services Inc. - Class A                                   1                26
         Quaker Fabric Corp.                                           1                3
         Unifirst Corp.                                                1                12
                                                                                      ---------
                                                                                        49
Tobacco - 0.2%
         DIMON Inc.                                                    2                14
         Standard Commercial Corp.                                     -                7
         Universal Corp.                                               1                48
         Vector Group Ltd.                                             1                23
                                                                                      ---------
                                                                                        92
Toys & Hobbies - 0.2%
         Action Performance Cos. Inc.                                  1                17
         Boyds Collection Ltd. (b)                                     1                4
         Department 56 Inc. (b)                                        1                9
         Jakks Pacific Inc. (b)                                        1                15
         Marvel Enterprises Inc. (b)                                   -                6
         RC2 Corp. (b)                                                 -                7
         Topps Co. Inc. (b)                                            2                14
                                                                                      ---------
                                                                                        72
Transportation - 1.6%
         Airborne Inc.                                                 2                48
         Alexander & Baldwin Inc.                                      2                50
         Arkansas Best Corp.                                           1                24
         Covenant Transport Inc. (b)                                   -                5
         EGL Inc. (b)                                                  2                23
         Florida East Coast Industries - Class A                       1                23
         Forward Air Corp. (b)                                         1                16
         GATX Corp.                                                    2                25
         Genesee & Wyoming Inc. - Class A (b)                          1                14
         Gulfmark Offshore Inc. (b)                                    1                14
         Heartland Express Inc. (b)                                    1                33
         Interpool Inc.                                                -                5
         J.B. Hunt Transport Services Inc. (b)                         -                9
         Kansas City Southern (b)                                      3                34
         Kirby Corp. (b)                                               1                28
         Knight Transportation Inc. (b)                                1                32
         Landstar System Inc. (b)                                      1                45
         Maritrans Inc.                                                -                5
         Offshore Logistics Inc. (b)                                   1                15
         Old Dominion Freight Line Inc. (b)                            -                3
         Overseas Shipholding Group Inc.                               1                19
         Pacer International Inc. (b)                                  1                16
         PAM Transportation Services (b)                               -                5
         Petroleum Helicopters Inc. (b)                                -                6
         RailAmerica Inc. (b)                                          1                10
         Roadway Corp.                                                 1                19
         SCS Transportation Inc. (b)                                   1                6
         Seabulk International Inc. (b)                                1                5
         USF Corp.                                                     1                33
         Werner Enterprises Inc.                                       -                7
         Yellow Corp. (b)                                              1                33
                                                                                      ---------
                                                                                        610
Water - 0.2%
         American States Water Co.                                     1                20
         California Water Service Group                                1                23
         Connecticut Water Service Inc.                                -                9
         Middlesex Water Co.                                           -                10
         Pico Holdings Inc. (b)                                        -                4
         SJW Corp.                                                     -                9
         Southwest Water Co.                                           1                7
                                                                                      ---------
                                                                                        82
Wireless Telecommunications - 0.8%
         Allen Telecom Inc. (b)                                        1                23
         American Tower Corp. (b)                                      1                9
         Audiovox Corp. (b)                                            1                8
         Boston Communications Group Inc. (b)                          1                14
         Crown Castle International Corp. (b)                          1                9
         EMS Technologies Inc. (b)                                     -                5
         InterDigital Communications Corp. (b)                         -                8
         Netro Corp. (b)                                               2                5
         Nextel Partners Inc. (b)                                      1                7
         NII Holdings Inc. - Class B (b)                               -                18
         Powerwave Technologies Inc. (b)                               4                22
         Price Communications Corp. (b)                                2                29
         Proxim Corp. - Class A (b)                                    4                6
         REMEC Inc. (b)                                                3                18
         RF Micro Devices Inc. (b)                                     6                37
         SBA Communications Corp. (b)                                  2                6
         Spectralink Corp. (b)                                         1                12
         Stratex Networks Inc. (b)                                     4                14
         Ubiquitel Inc. (b)                                            2                2
         Viasat Inc. (b)                                               1                15
         Western Wireless Corp. (b)                                    3                32
                                                                                      ---------
                                                                                        299
                                                                                      ---------
         Total Common Stocks (cost $32,504)                                             32,664
                                                                                      ---------

Short Term Investments - 11.5%
Money Market Funds - 9.9%
         Dreyfus Cash Management Plus, 1.07% (a)                       1,845            1,845
         Dreyfus Government Cash Management, 0.98% (a)                 1,845            1,845
                                                                                      ---------
                                                                                        3,690
Repurchase Agreement - 0.8%
         Repurchase Agreement with Mellon Trust, 0.41%,
         (Collateralized by $328, Federal Home Loan Mortgage
         Corporation, 5.15%, due 01/15/32, market value $336)
         acquired on 06/30/03, due 07/01/03 at $308                    $308             308
U.S. Treasury Bills - 0.8%
         U.S. Treasury Bill, 1.01%, 09/11/03 (l)                       300              299
                                                                                      ---------
         Total Short Term Investments (cost $4,297)                                     4,297
                                                                                      ---------

Total Investments - 98.8% (cost $36,801)                                                36,961
                                                                                      ---------
Other Assets and Liabilities, Net - 1.2%                                                457
                                                                                      ---------
Total Net Assets - 100%                                                        $        37,418
                                                                                      ---------
                                                                                      ---------

Oppenheimer/JNL Global Growth Fund

Common Stocks - 92.5%
Advertising - 0.2%
         JC Decaux SA (b)                                              17      $        211

Aerospace & Defense - 3.8%
         Boeing Co.                                                    10               333
         Empresa Brasileira de Aeronautica SA - ADR                    33               636
         Lockheed Martin Corp.                                         8                385
         Northrop Grumman Corp.                                        5                388
         Raytheon Co.                                                  21               680
                                                                                      ---------
                                                                                        2,422
Banks - 9.0%
         ABN Amro Holding NV                                           51               969
         Australia & New Zealand Banking Group Ltd.                    24               305
         Bank One Corp.                                                34               1,249
         ICICI Bank Ltd. - ADR (b)                                     60               439
         Northern Trust Corp.                                          4                171
         Royal Bank of Scotland Group Plc                              33               917
         Societe Generale                                              14               909
         Wachovia Corp.                                                22               867
                                                                                      ---------
                                                                                        5,826
Beverages - 2.0%
         Cia de Bebidas das Americas - ADR                             20               406
         Diageo Plc                                                    14               149
         Fomento Economico Mexicano SA de CV                           102              422
         Grupo Modelo SA                                               138              315
                                                                                      ---------
                                                                                        1,292
Biotechnology - 2.6%
         Affymetrix Inc. (b)                                           14               274
         Amgen Inc. (b)                                                9                625
         Human Genome Sciences Inc. (b)                                11               137
         IDEC Pharmaceuticals Corp. (b)                                7                235
         Millennium Pharmaceuticals Inc. (b)                           10               160
         Qiagen NV (b)                                                 30               251
                                                                                      ---------
                                                                                        1,682
Chemicals - 0.9%
         International Flavors & Fragrances Inc.                       19               593

Commercial Services - 0.5%
         Rentokil Initial Plc                                          102              318

Computers - 4.7%
         Cadence Design Systems Inc. (b)                               144              1,740
         International Business Machines Corp.                         4                324
         Network Appliance Inc. (b)                                    9                151
         Sandisk Corp. (b)                                             4                174
         Synopsys Inc. (b)                                             11               656
                                                                                      ---------
                                                                                        3,045
Cosmetics & Personal Care - 1.3%
         Gillette Co.                                                  18               567
         Shiseido Co. Ltd.                                             26               253
                                                                                      ---------
                                                                                        820
Diversified Financial Services - 3.6%
         American Express Co.                                          15               627
         Charles Schwab Corp.                                          31               312
         Citigroup Inc.                                                7                304
         Credit Saison Co. Ltd.                                        18               287
         Fannie Mae                                                    4                277
         MBNA Corp.                                                    15               307
         MLP AG (b)                                                    12               181
                                                                                      ---------
                                                                                        2,295
Electrical Components & Equipment - 2.2%
         Samsung Electronics Co. Ltd.                                  2                666
         Sharp Corp.                                                   60               770
                                                                                      ---------
                                                                                        1,436
Electronics - 1.3%
         Applera Corp. - Applied Biosystems Group                      18               337
         Keyence Corp.                                                 1                214
         Murata Manufacturing Co. Ltd.                                 8                303
                                                                                      ---------
                                                                                        854
Entertainment - 0.9%
         International Game Technology (b)                             6                568

Food - 0.9%
         Cadbury Schweppes Plc                                         50               295
         Carrefour SA                                                  6                317
                                                                                      ---------
                                                                                        612
Gas - 0.6%
         Hong Kong & China Gas Co. Ltd.                                285              360

Healthcare - 3.5%
         Amersham Plc                                                  31               236
         Cie Generale D'Optique Essilor International SA               6                249
         Johnson & Johnson                                             11               568
         Oxford Health Plans (b)                                       7                311
         Quest Diagnostics Inc. (b)                                    10               625
         Smith & Nephew Plc                                            48               275
                                                                                      ---------
                                                                                        2,264
Holding Companies - Diversified - 0.5%
         Hutchison Whampoa Ltd.                                        50               305

Household Products - 3.1%
         Hindustan Lever Ltd.                                          154              592
         Reckitt Benckiser Plc                                         59               1,078
         Societe BIC SA                                                9                339
                                                                                      ---------
                                                                                        2,009
Insurance - 4.4%
         ACE Ltd.                                                      18               604
         Aegon NV                                                      57               571
         Allianz AG                                                    8                634
         Berkshire Hathaway Inc. - Class B (b)                         -                632
         Manulife Financial Corp.                                      13               376
                                                                                      ---------
                                                                                        2,817
Internet - 1.3%
         Symantec Corp. (b)                                            2                96
         Trend Micro Inc. (b)                                          18               280
         Yahoo Japan Corp. (b)                                         -                439
                                                                                      ---------
                                                                                        815
Manufacturing - 0.3%
         Bombardier Inc. - Class B                                     52               174

Media - 7.3%
         Grupo Televisa SA - ADR                                       15               507
         Pearson Plc                                                   50               469
         Reed Elsevier Plc                                             72               598
         Singapore Press Holdings Ltd.                                 49               514
         Sirius Satellite Radio Inc. (b)                               728              1,230
         Television Broadcasts Ltd.                                    169              606
         Wolters Kluwer NV                                             37               451
         ZEE Telefilms Ltd.                                            173              327
                                                                                      ---------
                                                                                        4,702
Office & Business Equipment - 0.6%
         Canon Inc.                                                    8                367

Oil & Gas Producers - 4.9%
         BP Plc - ADR                                                  15               618
         Burlington Resources Inc.                                     5                292
         ChevronTexaco Corp.                                           8                600
         EnCana Corp.                                                  13               480
         ENI-Ente Nazionale Idrocarburi SpA                            19               284
         Husky Energy Inc.                                             46               594
         Total Fina Elf SA                                             2                290
                                                                                      ---------
                                                                                        3,158
Pharmaceuticals - 8.6%
         Aventis SA                                                    10               536
         Eisai Co. Ltd.                                                15               302
         Gilead Sciences Inc. (b)                                      13               695
         Mylan Laboratories Inc.                                       10               355
         Novartis AG                                                   14               564
         Pfizer Inc.                                                   19               636
         Sanofi-Synthelabo SA                                          22               1,261
         Schering-Plough Corp.                                         16               288
         Shionogi & Co. Ltd.                                           17               230
         Takeda Chemical Industries Ltd.                               9                332
         Teva Pharmaceutical Industries Ltd. - ADR                     6                353
                                                                                      ---------
                                                                                        5,552
Retail - 4.5%
         Boots Group Plc                                               36               389
         Circuit City Stores Inc. - Circuit City Group                 45               400
         Dixons Group Plc                                              316              688
         Gap Inc.                                                      19               353
         Panera Bread Co. - Class A (b)                                4                172
         RadioShack Corp.                                              12               303
         Seven-Eleven Japan Co. Ltd.                                   12               299
         Starbucks Corp. (b)                                           12               294
                                                                                      ---------
                                                                                        2,898
Semiconductors - 3.0%
         Advanced Micro Devices Inc. (b)                               60               384
         Broadcom Corp. (b)                                            13               314
         National Semiconductor Corp. (b)                              39               761
         Novellus Systems Inc. (b)                                     9                315
         Nvidia Corp. (b)                                              6                131
                                                                                      ---------
                                                                                        1,905
Software - 2.4%
         Electronic Arts Inc. (b)                                      5                344
         IMS Health Inc.                                               19               335
         Infosys Technologies Ltd.                                     7                464
         Sybase Inc. (b)                                               19               262
         Veritas Software Corp. (b)                                    6                157
                                                                                      ---------
                                                                                        1,562
Telecommunications - 4.1%
         Amdocs Ltd. (b)                                               15               353
         France Telecom SA                                             14               339
         KDDI Corp.                                                    -                1,932
                                                                                      ---------
                                                                                        2,624
Telecommunications Equipment - 4.4%
         Alcatel SA (b)                                                35               316
         JDS Uniphase Corp. (b)                                        161              566
         Nokia Oyj - ADR                                               17               286
         Scientific-Atlanta Inc.                                       27               632
         Tandberg ASA (b)                                              85               438
         Telefonaktiebolaget LM Ericsson - Class B (b)                 580              624
                                                                                      ---------
                                                                                        2,862
Transportation - 0.4%
         Amadeus Global Travel Distribution SA                         49               284

Wireless Telecommunications - 4.7%
         Qualcomm Inc.                                                 37               1,337
         SK Telecom Co. Ltd.                                           2                268
         SK Telecom Co. Ltd. - ADR                                     12               234
         Vodafone Group Plc                                            597              1,167
                                                                                      ---------
                                                                                        3,006
                                                                                      ---------
         Total Common Stocks (cost $59,075)                                             59,638
                                                                                      ---------

Corporate Bonds - 0.2%
Biotechnology - 0.2%
         Nektar Therapeutics, 3.00%, 06/30/10 (e) (j)                  $126             126

Food - 0.0%
         Hindustan Lever Ltd., 9.00%, 01/01/05                         154              20
                                                                                      ---------
         Total Corporate Bonds (cost $146)                                              146

Preferred Stocks - 3.2%
Auto Manufacturers - 1.8%
         Porsche AG                                                    3                1,155

Pharmaceuticals - 0.6%
         Fresenius AG                                                  8                389

Telecommunications - 0.8%
         Tele Norte Leste Participacoes SA                             46,177           535
                                                                                      ---------
         Total Preferred Stocks (cost $2,081)                                           2,079
                                                                                      ---------

Short Term Investments - 3.9%
Money Market Funds - 3.9%
         Dreyfus Cash Management Plus, 1.07% (a)                       2,542            2,542
                                                                                      ---------
         Total Short Term Investments (cost $2,542)                                     2,542
                                                                                      ---------

Total Investments - 99.8% (cost $63,844)                                                64,405
                                                                                      ---------
Other Assets and Liabilities, Net - 0.2%                                                139
                                                                                      ---------
Total Net Assets - 100%                                                        $        64,544
                                                                                      ---------
                                                                                      ---------
Oppenheimer/JNL Growth Fund

Common Stocks - 91.0%
Biotechnology - 9.4%
         Amgen Inc. (b)                                                19      $        1,236
         Genentech Inc. (b)                                            14               991
                                                                                      ---------
                                                                                        2,227
Computers - 6.4%
         Dell Computer Corp. (b)                                       34               1,093
         International Business Machines Corp.                         5                404
                                                                                      ---------
                                                                                        1,497
Cosmetics & Personal Care - 2.2%
         Avon Products Inc.                                            8                522

Diversified Financial Services - 9.0%
         Citigroup Inc.                                                15               655
         Morgan Stanley                                                5                218
         SLM Corp.                                                     32               1,247
                                                                                      ---------
                                                                                        2,120
Healthcare - 10.4%
         Medtronic Inc.                                                13               624
         Stryker Corp.                                                 11               754
         Varian Medical Systems Inc. (b)                               19               1,068
                                                                                      ---------
                                                                                        2,446
Insurance - 2.0%
         AMBAC Financial Group Inc.                                    3                231
         MBIA Inc.                                                     5                244
                                                                                      ---------
                                                                                        475
Internet - 7.8%
         InterActiveCorp (b)                                           30               1,179
         Symantec Corp. (b)                                            15               654
                                                                                      ---------
                                                                                        1,833
Investment Companies - 3.8%
         Nasdaq-100 Index Tracking Stock (b)                           30               893

Leisure Time - 1.1%
         Harley-Davidson Inc.                                          7                265

Manufacturing - 2.0%
         General Electric Co.                                          16               470

Media - 4.9%
         EchoStar Communications Corp. (b)                             34               1,160

Pharmaceuticals - 11.7%
         Eli Lilly & Co.                                               9                622
         Gilead Sciences Inc. (b)                                      17               925
         Pfizer Inc.                                                   29               973
         Teva Pharmaceutical Industries Ltd. - ADR                     4                239
                                                                                      ---------
                                                                                        2,759
Retail - 10.7%
         Bed Bath & Beyond Inc. (b)                                    26               999
         Best Buy Co. Inc. (b)                                         4                177
         Costco Wholesale Corp. (b)                                    15               566
         Kohl's Corp. (b)                                              10               488
         Walgreen Co.                                                  10               292
                                                                                      ---------
                                                                                        2,522
Semiconductors - 0.4%
         Texas Instruments Inc.                                        6                100

Software - 7.1%
         Microsoft Corp.                                               45               1,145
         Oracle Corp. (b)                                              45               537
                                                                                      ---------
                                                                                        1,682
Telecommunications Equipment - 2.1%
         Nokia Oyj - ADR                                               15               248
         Scientific-Atlanta Inc.                                       10               238
                                                                                      ---------
                                                                                        486
                                                                                      ---------
         Total Common Stocks (cost $19,451)                                             21,457
                                                                                      ---------

Short Term Investments - 10.8%
Money Market Funds - 6.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       1,180            1,180
         Dreyfus Government Cash Management, 0.98% (a)                 236              236
                                                                                      ---------
                                                                                        1,416
Repurchase Agreement - 4.8%
         Repurchase Agreement with Mellon Trust, 0.41%,
         (Collateralized by $1,193, Federal Home Loan Mortgage
         Corporation, 5.15%, due 01/15/32, market value $1,223)
         acquired on 06/30/03, due 07/01/03 at $1,121                  $1,121           1,121
                                                                                      ---------
         Total Short Term Investments (cost $2,537)                                     2,537
                                                                                      ---------

Total Investments - 101.8% (cost $21,988)                                               23,994
                                                                                      ---------
Other Assets and Liabilities, Net -  (1.8%)                                             (425)
                                                                                      ---------
Total Net Assets - 100%                                                        $        23,569
                                                                                      ---------
                                                                                      ---------
PIMCO/JNL Total Return Bond Fund

Corporate Bonds - 20.9%
Asset Backed Securities - 6.8%
         Ameriquest Mortgage Securities Inc.
         1.72%, 07/15/30 (g)                                           $30     $        30
         1.69%, 08/25/32 (g)                                           528              527
         Amortizing Residential Collateral Trust, 1.71%, 07/25/32 (g)  859              858
         Bank of America Mortgage Securities, 6.50%, 12/25/31          201              202
         Bayview Financial Acquisition Trust
         1.82%, 04/25/31 (e) (g)                                       48               48
         1.70%, 07/25/31 (e) (g)                                       185              185
         Bear Stearns Adjustable Rate Mortgage Trust
         4.81%, 11/25/30 (g)                                           37               38
         6.62%, 11/25/31 (g)                                           64               65
         6.21%, 01/25/32 (g)                                           74               74
         6.07%, 02/25/32 (g)                                           14               14
         6.14%, 02/25/32 (g)                                           32               32
         5.44%, 10/25/32 (g)                                           135              137
         5.38%, 02/25/33 (g)                                           961              980
         5.68%, 02/25/33 (g)                                           382              388
         5.22%, 04/25/33                                               1,423            1,455
         Bear Stearns Mortgage Securities Inc., 6.75%, 03/25/28        187              188
         CDC Mortgage Capital Trust, 1.71%, 01/25/33 (g)               1,113            1,113
         Chase Mortgage Finance Corp., 6.21%, 12/25/29 (g)             128              130
         Conseco Finance Securitizations Corp., 3.22%, 09/01/33 (g)    135              135
         Countrywide Asset-Backed Certificates, 1.65%, 06/25/31 (g)    170              170
         Credit-Based Asset Servicing and Securitization,
         1.74%, 06/25/32 (g)                                           212              212
         CS First Boston Mortgage Securities Corp.
         1.77%, 08/25/31 (g)                                           16               16
         2.07%, 11/25/31 (g)                                           114              115
         1.82%, 02/25/32 (g)                                           231              231
         Equity One ABS Inc., 1.66%, 11/25/32 (g)                      789              786
         E-Trade Bank Mortgage Backed Securities,
         7.05%, 09/25/31 (g)                                           52               52
         First Nationwide Trust, 1.64%, 09/25/31 (g)                   138              138
         GSR Mortgage Loan Trust
         5.575%, 10/25/31 (g)                                          854              857
         6.00%, 07/25/32                                               685              694
         G-Wing Ltd., 4.09%, 11/06/11 (e) (g)                          384              377
         Indymac ARM Trust, 6.45%, 01/25/32 (g)                        31               32
         Irwin Low Balance Home Equity Loan Trust,
         1.795%, 06/25/21 (e) (g)                                      26               26
         Mellon Residential Funding Corp., 1.91%, 10/20/29 (g)         800              812
         Mid-State Trust, 8.33%, 04/01/30 (g)                          39               43
         Morgan Stanley Capital I, 6.59%, 10/03/30                     101              105
         PNC Mortgage Securities Corp., 6.30%, 07/25/29                18               18
         Providian Gateway Master Trust, 1.64%, 03/15/07 (e) (g)       400              400
         Residential Asset Securitization Trust, 7.13%, 07/25/31 (g)   500              519
         Residential Funding Mortgage Securities I Trust
         6.75%, 06/25/28                                               185              185
         7.50%, 12/25/30                                               35               35
         Sequoia Mortgage Trust, 1.77%, 10/19/26 (g)                   739              733
         Small Business Administration Participation Certificates,
         6.29%, 01/01/21                                               89               99
         Structured Asset Mortgage Investments Inc.,
         1.75%, 09/19/32 (g)                                           941              930
         Structured Asset Securities Corp.
         1.87%, 06/25/17 (g)                                           931              932
         1.90%, 03/25/31 (g)                                           205              206
         1.87%, 05/25/31 (g)                                           23               23
         6.50%, 10/25/31                                               32               33
         6.27%, 02/25/32 (g)                                           65               67
         1.71%, 01/25/33 (g)                                           192              191
         Torrens Trust, 1.68%, 07/15/31 (e) (g)                        160              161
         Vendee Mortgage Trust, 6.50%, 09/15/24                        1,058            1,162
         Washington Mutual Bank FA, 6.40%, 10/19/39 (g)                252              252
         Washington Mutual Mortgage Securities Corp.,
         6.01%, 01/25/31 (g)                                           117              118
         Washington Mutual MSC Mortgage Pass-Through
         Certificates, 5.39%, 02/25/31 (g)                             924              945
         Washington Mutual Pass-Through Certificates,
         5.10%, 10/25/32 (g)                                           801              813
         Wells Fargo Mortgage Backed Securities Trust
         6.15%, 01/25/32 (g)                                           66               66
         5.21%, 09/25/32 (g)                                           191              194
                                                                                      ---------
                                                                                        19,347
Auto Manufacturers - 1.1%
         DaimlerChrysler NA Holding Corp.
         1.81%, 08/01/03 (f) (g)                                       2,200            2,200
         6.90%, 09/01/04                                               500              524
         General Motors Corp., 7.125%, 07/15/13                        300              298
                                                                                      ---------
                                                                                        3,022
Banks - 0.4%
         Bank of America Corp., 6.20%, 08/15/03                        200              201
         Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)               300              385
         Fifth Third Bank, 7.75%, 08/15/10                             500              556
                                                                                      ---------
                                                                                        1,142
Chemicals - 0.1%
         Dow Chemical Co., 8.04%, 07/02/05                             149              155

Diversified Financial Services - 2.8%
         Atlas Reinsurance Plc, 3.65%, 01/07/05 (e) (g)                500              504
         Bear Stearns Co. Inc., 1.58%, 12/01/03 (g)                    300              300
         CIT Group Inc.
         2.78%, 03/01/04 (g)                                           1,400            1,411
         2.62%, 07/30/04 (g)                                           600              606
         CS First Boston Mortgage Securities Corp.,
         2.48%, 03/25/32 (g)                                           845              830
         Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                  100              100
         General Electric Capital Corp., 6.125%, 02/22/11              100              114
         General Motors Acceptance Corp.
         1.63%, 08/04/03 (g)                                           100              100
         2.05%, 01/20/04 (g)                                           2,001            1,999
         1.53%, 04/05/04 (g)                                           100              99
         2.10%, 05/04/04 (g)                                           500              498
         1.98%, 05/10/04 (g)                                           100              99
         1.68%, 07/21/04 (g)                                           100              99
         8.00%, 11/01/31                                               300              294
         Pemex Finance Ltd., 5.72%, 11/15/03                           75               76
         Verizon Global Funding Corp., 2.88%, 05/15/21 (j) (k)         1,100            655
                                                                                      ---------
                                                                                        7,784
Electric - 1.4%
         AEP Texas Central Co., 2.54%, 02/15/05 (e) (f) (g)            200              200
         Appalachian Power Co., 4.80%, 06/15/05                        700              735
         Entergy Gulf States Inc., 2.58%, 09/01/04 (e) (g)             400              400
         Gulf States Utilities, 8.25%, 04/01/04                        1,000            1,048
         Oncor Electric Delivery Co., 6.375%, 01/15/15 (e)             1,000            1,134
         Progress Energy Inc., 7.75%, 03/01/31                         30               36
         TXU Energy Co., 7.00%, 03/15/13 (e)                           300              332
                                                                                      ---------
                                                                                        3,885
Electronics - 0.1%
         Parker Hannifin Employee Stock Ownership Trust,
         6.34%, 07/15/08 (e)                                           147              164

Environmental Control - 0.8%
         Waste Management Inc., 6.50%, 11/15/08 (f)                    2,000            2,287

Food - 0.0%
         Albertson's Inc., 8.00%, 05/01/31                             100              120

Forest Products & Paper - 0.2%
         Weyerhaeuser Co., 7.95%, 03/15/25                             400              468

Manufacturing - 0.3%
         Tyco International Group SA, 4.95%, 08/01/03                  900              901

Media - 1.1%
         AOL Time Warner Inc., 7.70%, 05/01/32 (f)                     2,200            2,569
         Time Warner Inc., 9.125%, 01/15/13                            400              512
                                                                                      ---------
                                                                                        3,081
Oil & Gas Producers - 0.0%
         Amerada Hess Corp., 7.875%, 10/01/29                          40               49

Pipelines - 1.5%
         El Paso Corp.
         8.05%, 10/15/30                                               1,000            865
         7.80%, 08/01/31                                               1,500            1,264
         7.75%, 01/15/32                                               900              758
         Williams Cos. Inc., 8.75%, 03/15/32                           1,200            1,248
                                                                                      ---------
                                                                                        4,135
Real Estate - 0.4%
         EOP Operating LP, 5.875%, 01/15/13                            1,100            1,186

Telecommunications - 3.9%
         British Telecommunications Plc
         2.41%, 12/15/03 (g)                                           400              401
         8.375%, 12/15/10 (g)                                          100              126
         Deutsche Telekom International Finance BV
         8.50%, 06/15/10                                               1,200            1,474
         8.75%, 06/15/30                                               1,200            1,529
         France Telecom, 9.25%, 03/01/11 (g)                           1,300            1,636
         France Telecom SA, 10.00%, 03/01/31 (g)                       330              457
         Qwest Corp.
         5.65%, 11/01/04                                               315              317
         8.875%, 03/15/12 (e)                                          500              559
         Sprint Capital Corp.
         6.00%, 01/15/07                                               200              215
         6.90%, 05/01/19                                               300              314
         6.875%, 11/15/28                                              2,000            2,006
         8.75%, 03/15/32                                               1,000            1,197
         Verizon Florida Inc., 6.125%, 01/15/13                        100              113
         Verizon Pennsylvania Inc., 5.65%, 11/15/11                    500              552
                                                                                      ---------
                                                                                        10,896
Wireless Telecommunications - 0.0%
         Vodafone Group Plc, 6.25%, 11/30/32                           100              108
                                                                                      ---------
         Total Corporate Bonds (cost $55,594)                                           58,730
                                                                                      ---------

Government Securities - 46.5%
Sovereign - 3.9%
         Federal Republic of Brazil
         2.56%, 04/15/06 (g)                                           144              136
         11.50%, 03/12/08                                              200              210
         11.00%, 01/11/12                                              680              677
         8.00%, 04/15/14                                               1,145            999
         11.00%, 08/17/40                                              550              502
         Panama Government International Bond, 8.875%, 09/30/27        200              218
         Peru Government International Bond, 9.875%, 02/06/15          600              659
         Republic of Brazil, 2.19%, 04/15/09                           113              95
         Republic of Columbia, 10.375%, 01/28/33                       800              920
         Republic of Panama
         9.375%, 07/23/12                                              200              232
         9.375%, 01/16/23                                              200              223
         Republic of Peru, 9.125%, 02/21/12                            600              640
         Republic of South Africa, 9.125%, 05/19/09                    100              124
         United Mexican States
         8.375%, 01/14/11                                              200              240
         6.375%, 01/16/13                                              250              265
         11.375%, 09/15/16                                             500              728
         8.00%, 09/24/22                                               800              896
         8.30%, 08/15/31 (f)                                           2,700            3,108
         United Mexican States-Value Recovery Right
         0.00%, 06/30/04 (g)                                           1,300            1
         0.00%, 06/30/05 (g)                                           1,300            -
         0.00%, 06/30/06 (g)                                           1,300            -
         0.00%, 06/30/07 (g)                                           1,300            -
                                                                                      ---------
                                                                                        10,873
U.S. Government Agencies - 29.2%
         Federal Home Loan Mortgage Corp.
         5.00%, TBA (c)                                                1,000            1,030
         6.00%, TBA (c)                                                6,000            6,218
         6.00%, 03/01/16                                               456              474
         6.00%, 08/01/16                                               187              194
         5.00%, 09/15/16 (g)                                           420              434
         6.25%, 08/25/22                                               792              812
         7.00%, 05/15/23                                               1,617            1,721
         5.50%, 11/15/24                                               -                -
         4.77%, 07/01/27 (g)                                           10               10
         1.87%, 11/15/30 (g)                                           86               86
         6.50%, 08/01/32                                               874              910
         Federal National Mortgage Association
         5.00%, TBA (c)                                                7,000            7,230
         6.00%, TBA (c)                                                25,300           26,272
         5.50%, 11/01/13                                               47               49
         6.00%, 06/01/14                                               581              607
         5.50%, 03/01/16                                               500              519
         6.00%, 04/01/16                                               854              891
         6.00%, 05/01/16                                               256              268
         6.00%, 06/01/16                                               153              160
         6.00%, 07/01/16                                               495              517
         6.00%, 08/01/16                                               288              301
         6.00%, 09/01/16                                               140              146
         6.00%, 11/01/16                                               509              532
         5.50%, 12/01/16                                               1,133            1,177
         5.50%, 01/01/17                                               3,252            3,378
         6.00%, 01/01/17                                               449              469
         6.00%, 02/01/17                                               1,588            1,658
         5.50%, 03/01/17                                               357              371
         6.00%, 03/01/17                                               1,684            1,758
         6.00%, 04/01/17                                               1,657            1,728
         5.50%, 05/01/17                                               322              334
         6.00%, 05/01/17                                               744              775
         6.00%, 07/01/17                                               406              424
         5.50%, 08/01/17                                               1,000            1,039
         6.00%, 08/01/17                                               397              415
         5.50%, 09/01/17                                               203              210
         6.00%, 09/01/17                                               466              486
         5.50%, 10/01/17                                               1,517            1,576
         6.00%, 10/01/17                                               370              387
         5.50%, 11/01/17                                               738              767
         6.00%, 11/01/17                                               500              522
         5.50%, 12/01/17                                               814              846
         5.50%, 03/01/18                                               2,500            2,597
         5.00%, 09/25/18 (g)                                           2,427            2,430
         6.50%, 11/01/32                                               631              658
         5.00%, 04/25/33                                               3,466            3,571
         3.58%, 09/01/40 (g)                                           193              196
         6.50%, 12/25/42                                               463              499
         FHA St. Regis Nursing Home, 7.50%, 03/01/32                   198              198
         Government National Mortgage Association
         5.50%, TBA (c)                                                1,000            1,041
         6.50%, 06/15/32                                               488              513
Government National Mortgage Association II
         5.375%, 05/20/26 (g)                                          459              476
         5.375%, 02/20/27 (g)                                          44               46
         5.00%, 04/20/30 (g)                                           125              129
         4.50%, 05/20/30 (g)                                           97               98
         4.00%, 02/20/32 (g)                                           651              674
         4.50%, 02/20/32 (g)                                           1,010            1,030
         Resolution Fund Corp. - Principal Only,
         5.04%, 10/15/20 (k)                                           400              167
         Small Business Administration, 7.45%, 08/01/10                77               85
                                                                                      ---------
                                                                                        82,109

U.S. Treasury Securities - 13.4%
         U.S. Treasury Bond
         7.25%, 05/15/16                                               5,600            7,448
         7.50%, 11/15/16                                               5,600            7,602
         8.75%, 05/15/17                                               1,300            1,946
         8.875%, 08/15/17                                              1,000            1,513
         U.S. Treasury Inflation Indexed Bond
         3.375%, 01/15/07 (l)                                          696              764
         3.625%, 01/15/08                                              8,988            10,084
         3.875%, 01/15/09                                              2,690            3,081
         4.25%, 01/15/10                                               328              386
         3.50%, 01/15/11                                               1,162            1,319
         3.375%, 01/15/12                                              414              468
         3.00%, 07/15/12                                               204              225
         3.875%, 04/15/29                                              1,006            1,284
         U.S. Treasury Strip Coupon
         6.75%, 11/15/16 (k)                                           400              222
         4.45%, 02/15/17 (k)                                           700              382
         6.75%, 05/15/17 (k)                                           1,800            971
                                                                                        37,695
                                                                                      ---------
         Total Government Securities (cost $128,597)                                    130,677
                                                                                      ---------

Municipals - 4.3%
         California State Revenue Anticipation, 2.00%, 06/16/04        600              605
         Clark County Nevada, 5.00%, 06/01/32                          1,900            1,982
         Energy NW Washington Electrical, 5.50%, 07/01/14              100              116
         Illinois State Taxable Pension, 5.10%, 06/01/33 (f)           4,000            3,933
         La Quinta Redevelopment Agency Tax Allocation,
         5.10%, 09/01/31                                               200              210
         Lower Colorado River Authority, 5.00%, 05/15/31               300              311
         New York State Dormitory Authority, 5.25%, 07/01/11           700              792
         Sussex County Municipal Utilities Authority,
         5.00%, 12/01/12                                               1,200            1,371
         Tobaco Settlement Financing Corp.
         6.125%, 06/01/24                                              500              475
         6.75%, 06/01/39 (f)                                           2,400            2,174
         University of Texas, 5.00%, 08/15/33                          200              209
                                                                                      ---------
         Total Municipals (cost $12,231)                                                12,178
                                                                                      ---------

Options - 0.0%
         Put Swaption, 6 month TIBOR versus 0.76% fixed, 05/31/05      1                18
                                                                                      ---------
         Total Options (cost $6)                                                        18

Short Term Investments - 42.1%
Commercial Paper - 17.0%
         ABN Amro, 0.915%, 08/25/03 (f)                                3,000            2,996
         Barclays US Funding, 1.20%, 08/27/03 (f)                      2,000            1,996
         CBA Finance, 1.22%, 07/08/03                                  4,200            4,199
         Danske Corp.
         1.24%, 07/14/03 (f)                                           900              900
         1.24%, 07/28/03 (f)                                           5,200            5,195
         HBOS Treasury Services Plc
         1.25%, 07/16/03 (f)                                           900              900
         1.22%, 08/05/03 (f)                                           3,500            3,496
         Lloyds TSB Bank, 1.235%, 07/29/03 (f)                         2,200            2,198
         Rabobank Nederland, 1.31%, 07/01/03                           5,000            5,000
         Royal Bank of Scotland, 1.215%, 07/08/03                      6,800            6,798
         Shell Finance, 1.12%, 07/10/03                                4,500            4,499
         Svenska Handelsbank, 0.925%, 07/25/03 (f)                     3,000            2,998
         UBS Finance LLC, 1.21%, 07/07/03                              5,000            4,999
         Westpac Capital Corp.
         1.18%, 08/20/03 (f)                                           500              499
         1.20%, 08/27/03 (f)                                           1,200            1,197
                                                                                      ---------
                                                                                        47,870

Money Market Funds - 2.4%
         Dreyfus Cash Management Plus, 1.07% (a)                       6,646            6,646

U.S. Government Agencies - 21.9%
         Federal Home Loan Bank Discount Note,
         0.97%, 08/29/03 (f)                                           $4,500           4,493
         Federal Home Loan Mortgage Corp. Discount Note
         1.16%, 07/30/03 (f)                                           3,800            3,796
         1.13%, 08/21/03 (f)                                           4,600            4,593
         1.18%, 09/12/03                                               11,100           11,075
         Federal National Mortgage Association Discount Note
         1.135%, 08/06/03 (f)                                          1,100            1,099
         1.165%, 08/13/03 (f)                                          32,100           32,056
         0.975%, 11/14/03 (f)                                          4,500            4,483
                                                                                      ---------
                                                                                        61,595
U.S. Treasury Bills - 0.8%
         U.S. Treasury Bill
         1.11%, 08/07/03 (l)                                           570              569
         1.075%, 08/14/03 (l)                                          1,605            1,603
                                                                                      ---------
                                                                                        2,172
                                                                                      ---------
         Total Short Term Investments (cost $118,284)                                   118,283
                                                                                      ---------

Total Investments - 113.8% (cost $314,712)                                              319,886
                                                                                      ---------
Other Assets and Liabilities, Net -  (13.8%)                                            (38,821)
                                                                                      ---------
Total Net Assets - 100%                                                        $        281,064
                                                                                      ---------
                                                                                      ---------
PPM America/JNL Balanced Fund

Common Stocks - 59.4%
Aerospace & Defense - 1.2%
         United Technologies Corp.                                     39      $        2,762

Apparel - 2.0%
         Liz Claiborne Inc.                                            67               2,348
         V.F. Corp.                                                    74               2,510
                                                                                      ---------
                                                                                        4,858
Auto Manufacturers - 1.9%
         Ford Motor Co.                                                224              2,463
         General Motors Corp.                                          57               2,034
                                                                                      ---------
                                                                                        4,497
Auto Parts & Equipment - 0.9%
         Delphi Corp.                                                  255              2,204

Banks - 3.9%
         Bank of America Corp.                                         37               2,900
         Banknorth Group Inc.                                          78               1,980
         Charter One Financial Inc.                                    93               2,897
         KeyCorp                                                       66               1,678
                                                                                      ---------
                                                                                        9,455
Building Materials - 0.9%
         Masco Corp.                                                   89               2,130

Chemicals - 2.5%
         Ashland Inc.                                                  90               2,761
         PPG Industries Inc.                                           32               1,624
         Rohm & Haas Co.                                               53               1,641
                                                                                      ---------
                                                                                        6,026
Computers - 1.2%
         Hewlett-Packard Co.                                           135              2,882

Diversified Financial Services - 4.1%
         Citigroup Inc.                                                86               3,694
         Fannie Mae                                                    51               3,439
         JPMorgan Chase & Co.                                          85               2,902
                                                                                      ---------
                                                                                        10,035
Electric - 3.7%
         Dominion Resources Inc.                                       42               2,725
         FirstEnergy Corp.                                             88               3,368
         NiSource Inc.                                                 156              2,972
                                                                                      ---------
                                                                                        9,065
Electronics - 0.8%
         Parker Hannifin Corp.                                         46               1,932

Food - 1.3%
         Kroger Co. (b)                                                191              3,178

Forest Products & Paper - 0.8%
         MeadWestvaco Corp.                                            80               1,969

Healthcare - 2.2%
         HCA Inc.                                                      92               2,954
         WellPoint Health Networks Inc. (b)                            29               2,453
                                                                                      ---------
                                                                                        5,407
Home Furnishings - 0.9%
         Maytag Corp.                                                  86               2,105

Household Products - 1.2%
         Fortune Brands Inc.                                           58               3,002

Insurance - 5.6%
         American International Group Inc.                             49               2,682
         Cigna Corp.                                                   37               1,732
         Hartford Financial Services Group Inc.                        69               3,460
         Lincoln National Corp.                                        84               2,986
         Radian Group Inc.                                             76               2,781
                                                                                      ---------
                                                                                        13,641
Iron & Steel - 1.2%
         Nucor Corp.                                                   60               2,946

Leisure Time - 0.9%
         Brunswick Corp.                                               89               2,227

Manufacturing - 2.3%
         Cooper Industries Ltd. - Class A                              53               2,205
         General Electric Co.                                          119              3,407
                                                                                      ---------
                                                                                        5,612
Oil & Gas Producers - 3.8%
         ChevronTexaco Corp.                                           44               3,198
         ConocoPhillips                                                53               2,877
         Occidental Petroleum Corp.                                    95               3,194
                                                                                      ---------
                                                                                        9,269
Pharmaceuticals - 1.2%
         Merck & Co. Inc.                                              50               3,009

Retail - 3.4%
         Federated Department Stores Inc.                              88               3,228
         Home Depot Inc.                                               63               2,096
         Sears Roebuck & Co.                                           86               2,894
                                                                                      ---------
                                                                                        8,218
Savings & Loans - 2.3%
         Sovereign Bancorp. Inc.                                       180              2,814
         Washington Mutual Inc.                                        70               2,891
                                                                                      ---------
                                                                                        5,705
Software - 1.7%
         Computer Associates International Inc.                        128              2,850
         Compuware Corp. (b)                                           240              1,382
                                                                                      ---------
                                                                                        4,232
Telecommunications - 4.2%
         BellSouth Corp.                                               85               2,256
         SBC Communications Inc.                                       114              2,923
         Sprint Corp. - FON Group                                      155              2,229
         Verizon Communications Inc.                                   74               2,911
                                                                                      ---------
                                                                                        10,319
Tobacco - 1.5%
         Altria Group Inc.                                             79               3,590

Transportation - 1.8%
         Burlington Northern Santa Fe Corp.                            95               2,710
         CSX Corp.                                                     58               1,736
                                                                                      ---------
                                                                                        4,446
                                                                                      ---------
         Total Common Stocks (cost $132,245)                                            144,721
                                                                                      ---------

Corporate Bonds - 16.1%
Aerospace & Defense - 0.2%
         Raytheon Co., 8.20%, 03/01/06                       $         500              577

Asset Backed Securities - 0.8%
         AmeriCredit Automobile Receivables Trust
         4.46%, 04/12/09                                               570              596
         3.10%, 11/06/09                                               500              506
         GMAC Mortgage Corp. Loan Trust, 3.14%, 06/25/25               735              747
                                                                                      ---------
                                                                                        1,849
Auto Manufacturers - 0.2%
         DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08             500              513

Banks - 1.4%
         Bank of America Corp., 5.25%, 02/01/07                        1,500            1,648
         Bank One Corp., 2.625%, 06/30/08                              500              492
         JP Morgan Chase & Co., 4.00%, 02/01/08                        750              784
         Royal Bank of Scotland Group Plc, 5.00%, 10/01/14             500              525
                                                                                      ---------
                                                                                        3,449
Commercial Services - 0.5%
         Aramark Services Inc., 7.00%, 07/15/06                        1,000            1,110

Computers - 0.9%
         Computer Sciences Corp., 6.75%, 06/15/06                      1,500            1,696
         Hewlett-Packard Co., 5.50%, 07/01/07                          500              553
                                                                                      ---------
                                                                                        2,249
Diversified Financial Services - 4.2%
         American General Finance Corp., 5.375%, 10/01/12              500              540
         Citigroup Inc.
         3.50%, 02/01/08                                               500              514
         6.00%, 02/21/12                                               500              569
         Ford Motor Credit Co., 6.50%, 01/25/07                        500              526
         General Electric Capital Corp.
         5.875%, 02/15/12                                              500              559
         6.75%, 03/15/32                                               500              585
         General Motors Acceptance Corp., 6.125%, 02/01/07             500              522
         Goldman Sachs Group Inc., 4.125%, 01/15/08                    500              525
         Household Finance Corp.
         3.375%, 02/21/06                                              1,000            1,036
         6.375%, 11/27/12                                              500              570
         Lehman Brothers Holdings Inc., 6.625%, 01/18/12               500              586
         Merrill Lynch & Co. Inc., 4.00%, 11/15/07                     500              519
         Morgan Stanley Dean Witter & Co., 5.80%, 04/01/07             1,500            1,657
         Newcourt Credit Group Inc., 6.875%, 02/16/05                  1,500            1,607
                                                                                      ---------
                                                                                        10,315
Electric - 1.4%
         CenterPoint Energy Houston Electric LLC,
         6.95%, 03/15/33 (e)                                           500              573
         Exelon Generation Co. LLC, 6.95%, 06/15/11                    1,000            1,160
         Nisource Finance Corp., 7.625%, 11/15/05                      700              765
         PSEG Power LLC, 7.75%, 04/15/11                               750              895
                                                                                      ---------
                                                                                        3,393
Food - 0.5%
         Kraft Foods Inc., 5.25%, 06/01/07                             500              542
         Kroger Co., 6.80%, 04/01/11                                   500              570
                                                                                      ---------
                                                                                        1,112
Forest Products & Paper - 0.3%
         Weyerhaeuser Co., 7.125%, 07/15/23                            750              830

Home Builders - 0.2%
         Pulte Homes Inc., 6.375%, 05/15/33                            500              504

Manufacturing - 0.4%
         Tyco International Group SA, 4.95%, 08/01/03                  1,000            1,001

Media - 0.7%
         AOL Time Warner Inc., 7.70%, 05/01/32                         500              584
         Comcast Cable Communications, 7.125%, 06/15/13                500              584
         Liberty Media Corp., 8.25%, 02/01/30                          500              577
                                                                                        1,745
Oil & Gas Producers - 0.6%
         Amerada Hess Corp., 7.30%, 08/15/31                           750              867
         ConocoPhillips, 3.625%, 10/15/07                              500              519
                                                                                      ---------
                                                                                        1,386
Pharmaceuticals - 0.9%
         Bristol-Myers Squibb Co., 4.75%, 10/01/06                     1,500            1,614
         Wyeth, 6.70%, 03/15/11                                        500              587
                                                                                      ---------
                                                                                        2,201
Real Estate - 0.4%
         EOP Operating LP, 7.75%, 11/15/07                             750              878

Retail - 0.4%
         Target Corp., 5.375%, 06/15/09                                500              557
         Wal-Mart Stores Inc., 4.55%, 05/01/13                         500              520
                                                                                      ---------
                                                                                        1,077
Savings & Loans - 0.5%
         Washington Mutual Inc., 5.625%, 01/15/07                      1,000            1,102

Sovereign - 0.2%
         Tennessee Valley Authority, 6.75%, 11/01/25                   491              608

Telecommunications - 0.7%
         SBC Communications Inc., 5.875%, 02/01/12                     500              561
         Sprint Capital Corp., 6.125%, 11/15/08                        500              543
         Verizon Global Funding Corp., 7.75%, 12/01/30                 500              633
                                                                                      ---------
                                                                                        1,737
Tobacco - 0.5%
         Imperial Tobacco Overseas BV, 7.125%, 04/01/09                1,000            1,152

Wireless Telecommunications - 0.2%
         Vodafone Group Plc, 5.375%, 01/30/15                          500              534
                                                                                      ---------
         Total Corporate Bonds (cost $37,678)                                           39,322
                                                                                      ---------

Government Securities - 23.5%
U.S. Government Agencies - 18.5%
         Federal Home Loan Mortgage Corp.
         2.125%, 12/15/04                                              2,120            2,147
         4.05%, 06/21/05                                               2,570            2,643
         2.375%, 04/15/06                                              1,346            1,368
         5.50%, 10/01/16                                               1,337            1,387
         6.00%, 04/01/17                                               930              967
         6.50%, 11/01/17                                               356              374
         5.00%, 01/01/18                                               289              299
         5.50%, 01/01/18                                               4                4
         4.50%, 05/01/18                                               299              306
         7.00%, 02/01/31                                               404              424
         7.00%, 06/01/31                                               549              575
         5.50%, 11/01/32                                               1,466            1,514
         6.00%, 11/01/32                                               3,322            3,444
         6.00%, 12/01/32                                               255              264
         5.50%, 03/01/33                                               1,516            1,566
         5.00%, 04/01/33                                               498              507
         5.00%, 05/01/33                                               500              509
         4.50%, 06/01/33                                               250              249
         5.50%, 06/01/33                                               400              413
         Federal National Mortgage Association
         2.59%, 05/05/06                                               1,000            1,012
         3.25%, 11/15/07                                               1,106            1,146
         2.875%, 05/19/08                                              910              914
         7.125%, 06/15/10                                              1,381            1,707
         6.25%, 02/01/11                                               180              208
         4.625%, 05/01/13                                              930              956
         5.00%, 10/01/17                                               1,768            1,829
         5.00%, 11/01/17(f)                                            300              310
         6.00%, 01/01/18                                               328              342
         5.00%, 02/01/18                                               1,199            1,240
         4.50%, 05/01/18                                               1,482            1,514
         6.50%, 08/01/28                                               265              276
         7.00%, 09/01/28                                               159              168
         6.50%, 11/01/28                                               219              228
         6.50%, 12/01/28                                               186              194
         6.00%, 03/01/29                                               674              702
         7.50%, 09/01/29                                               398              424
         7.25%, 05/15/30                                               446              588
         7.00%, 06/01/32                                               208              219
         6.50%, 07/01/32                                               3,621            3,776
         5.50%, 01/01/33                                               186              193
         5.50%, 06/01/33                                               1,730            1,791
         5.00%, 07/01/33                                               500              509
         5.50%, 07/01/33                                               725              751
         Government National Mortgage Association
         6.50%, 04/15/26                                               329              347
         7.00%, 06/15/28                                               206              218
         7.50%, 04/15/29                                               242              257
         7.00%, 07/15/29                                               385              407
         6.50%, 11/15/31                                               889              934
         5.50%, 11/15/32                                               496              517
         6.00%, 11/15/32                                               870              912
         5.50%, 05/15/33                                               399              417
         5.50%, 05/20/33                                               725              753
         Government National Mortgage Association II,
         5.00%, TBA (c)                                                250              255
                                                                                      ---------
                                                                                        44,974
U.S. Treasury Securities - 5.0%
         U.S. Treasury Bond
         6.25%, 08/15/23                                               1,600            1,960
         6.125%, 11/15/27                                              1,400            1,704
         5.375%, 02/15/31                                              360              405
         U.S. Treasury Note
         5.875%, 11/15/05                                              1,000            1,103
         6.25%, 02/15/07                                               1,450            1,668
         3.00%, 11/15/07                                               1,250            1,289
         5.00%, 08/15/11                                               2,500            2,804
         4.00%, 11/15/12                                               1,250            1,301
                                                                                      ---------
                                                                                        12,234
                                                                                      ---------
         Total Government Securities (cost $55,854)                                     57,208
                                                                                      ---------
Short Term Investments - 1.0%
Money Market Funds - 1.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       2,558            2,558
                                                                                      ---------
         Total Short Term Investments (cost $2,558)                                     2,558
                                                                                      ---------
Total Investments - 100.0% (cost $228,335)                                              243,809
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                (21)
                                                                                      ---------
Total Net Assets - 100%                                                        $        243,788
                                                                                      ---------
                                                                                      ---------

PPM America/JNL High Yield Bond Fund

Common Stocks - 0.0%
Machinery - 0.0%
         Terex Corp. (b)                                               -       $        5
                                                                                      ---------
         Total Common Stocks (cost $1)                                                  5
                                                                                      ---------

Corporate Bonds - 94.8%
Advertising - 0.8%
         RH Donnelley Finance Corp. I
         8.875%, 12/15/10 (e)                                          $550             608
         10.875%, 12/15/12 (e)                                         1,000            1,165
                                                                                      ---------
                                                                                        1,773
Aerospace & Defense - 1.2%
         Alliant Techsystems Inc., 8.50%, 05/15/11                     2,000            2,220
         BE Aerospace Inc., 9.50%, 11/01/08                            300              241
         Sequa Corp., 8.875%, 04/01/08                                 196              205
                                                                                      ---------
                                                                                        2,666
Airlines - 0.8%
         Delta Air Lines Inc., 7.90%, 12/15/09                         1,400            1,113
         Northwest Airlines Inc., 8.875%, 06/01/06                     700              553
                                                                                      ---------
                                                                                        1,666
Alternative Energy - 0.3%
         Salton SEA Funding, 8.30%, 05/30/11                           690              741

Apparel - 0.7%
         Levi Strauss & Co., 12.25%, 12/15/12                          1,000            833
         Russell Corp., 9.25%, 05/01/10                                580              632
                                                                                      ---------
                                                                                        1,465
Auto Parts & Equipment - 1.8%
         Collins & Aikman Products, 10.75%, 12/31/11                   350              308
         Dana Corp.
         10.125%, 03/15/10                                             955              1,053
         9.00%, 08/15/11                                               500              541
         Goodyear Tire & Rubber Co., 7.857%, 08/15/11                  300              219
         TRW Automotive Inc.
         9.375%, 02/15/13 (e)                                          500              543
         11.00%, 02/15/13 (e)                                          1,150            1,253
                                                                                      ---------
                                                                                        3,917

Chemicals - 4.2%
         Crompton Corp., 8.50%, 03/15/05                               1,000            1,050
         Equistar Chemicals LP, 10.625%, 05/01/11 (e)                  1,000            1,025
         Equistar Chemicals LP/Equistar Funding Corp.,
         10.125%, 09/01/08                                             1,000            1,030
         Georgia Gulf Corp., 10.375%, 11/01/07                         1,200            1,275
         Huntsman International LLC, 9.875%, 03/01/09                  500              520
         Lyondell Chemical Co.
         9.875%, 05/01/07                                              1,800            1,764
         9.50%, 12/15/08                                               1,000            950
         10.50%, 06/01/13 (e)                                          200              200
         Millennium America Inc., 7.00%, 11/15/06                      1,000            1,010
         PolyOne Corp., 10.625%, 05/15/10 (e)                          200              195
         SOI Funding Corp., 11.25%, 07/15/09                           200              173
                                                                                      ---------
                                                                                        9,192
Commercial Services - 4.8%
         Coinmach Corp., 9.00%, 02/01/10                               2,017            2,158
         Integrated Electrical Services Inc., 9.375%, 02/01/09         1,000            1,015
         Pierce Leahy Command Co., 8.125%, 05/15/08                    2,000            2,080
         Service Corporation International
         7.70%, 04/15/09                                               200              204
         7.70%, 04/15/09                                               300              306
         Stewart Enterprises Inc., 10.75%, 07/01/08                    2,000            2,230
         United Rentals Inc.
         9.50%, 06/01/08                                               500              503
         8.80%, 08/15/08                                               1,000            970
         9.00%, 04/01/09                                               750              731
         Universal Compression Inc., 7.25%, 05/15/10 (e)               200              207
                                                                                      ---------
                                                                                        10,404
Computers - 0.5%
         Unisys Corp.
         7.25%, 01/15/05                                               370              385
         8.125%, 06/01/06                                              630              674
                                                                                      ---------
                                                                                        1,059
Distribution & Wholesale - 0.1%
         Aviall Inc., 7.625%, 07/01/11 (e)                             175              177

Diversified Financial Services - 0.8%
         IOS Capital LLC, 7.25%, 06/30/08                              500              489
         Orion Power Holdings Inc., 12.00%, 05/01/10                   500              580
         Universal City Development Partners, 11.75%, 04/01/10 (e)     635              697
                                                                                      ---------
                                                                                        1,766
Electric - 6.8%
         AES Corp.
         9.50%, 06/01/09                                               2,200            2,222
         9.00%, 05/15/15 (e)                                           550              575
         AES Eastern Energy LP, 9.00%, 01/02/17                        500              531
         Allegheny Energy Supply, 8.75%, 04/15/12 (e)                  750              641
         Calpine Canada Energy Finance ULC, 8.50%, 05/01/08            2,300            1,794
         Calpine Corp.
         8.75%, 07/15/07                                               500              409
         8.50%, 02/15/11                                               500              375
         CMS Energy Corp., 8.50%, 04/15/11                             1,000            1,044
         Edison International Inc., 6.875%, 09/15/04                   500              503
         Edison Mission Energy
         10.00%, 08/15/08                                              500              473
         9.875%, 04/15/11                                              2,000            1,850
         Mirant Corp., 7.90%, 07/15/09 (e)                             1,000            530
         Mission Energy Holding Co., 13.50%, 07/15/08                  500              338
         Reliant Resources Inc., 9.50%, 07/15/13 (e)                   500              504
         Sithe/Independence Funding, 9.00%, 12/30/13                   1,000            1,073
         TECO Energy Inc.
         7.50%, 06/15/10                                               100              101
         7.00%, 05/01/12                                               900              877
         Westar Energy Inc., 7.875%, 05/01/07                          1,000            1,117
                                                                                      ---------
                                                                                        14,957
Electronics - 1.0%
         Flextronics International Ltd., 9.875%, 07/01/10              1,000            1,095
         Sanmina-SCI Corp., 10.375%, 01/15/10 (e)                      1,000            1,115
                                                                                      ---------
                                                                                        2,210
Entertainment - 3.3%
         Alliance Atlantis Communications Inc., 13.00%, 12/15/09       2,065            2,354
         Argosy Gaming Co., 9.00%, 09/01/11                            1,000            1,080
         Capitol Records Inc., 8.375%, 08/15/09 (e)                    300              301
         Regal Cinemas Inc., 9.375%, 02/01/12                          2,033            2,241
         Six Flags Inc., 8.875%, 02/01/10                              200              192
         Steinway Musical Instruments, 8.75%, 04/15/11                 1,000            1,000
                                                                                      ---------
                                                                                        7,168
Environmental Control - 2.2%
         Allied Waste North America
         7.875%, 01/01/09                                              2,000            2,093
         10.00%, 08/01/09                                              1,500            1,593
         IESI Corp., 10.25%, 06/15/12                                  1,000            1,060
                                                                                      ---------
                                                                                        4,746
Food - 3.2%
         Ahold Finance USA Inc., 8.25%, 07/15/10                       1,000            1,025
         B&G Foods Inc., 9.625%, 08/01/07                              500              515
         Del Monte Corp.
         9.25%, 05/15/11                                               1,000            1,070
         8.625%, 12/15/12 (e)                                          500              530
         Delhaize America Inc., 8.125%, 04/15/11                       1,500            1,643
         Dole Foods Co., 8.875%, 03/15/11 (e)                          100              106
         Domino's Inc., 8.25%, 07/01/11 (e)                            250              258
         Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11            500              468
         Land O' Lakes Inc., 8.75%, 11/15/11                           300              240
         Stater Brothers Holdings Inc., 10.75%, 08/15/06               1,000            1,052
                                                                                      ---------
                                                                                        6,907
Forest Products & Paper - 3.1%
         Boise Cascade Corp., 7.50%, 02/01/08                          1,110            1,212
         Fort James Corp., 6.875%, 09/15/07                            1,000            1,018
         Georgia-Pacific Corp.
         8.125%, 05/15/11                                              1,000            1,028
         9.375%, 02/01/13 (e)                                          1,000            1,103
         Norske Skog Canada Ltd., 8.625%, 06/15/11 (e)                 975              1,019
         Tembec Industries Inc.
         8.625%, 06/30/09                                              43               42
         8.50%, 02/01/11                                               1,457            1,441
                                                                                      ---------
                                                                                        6,863
Healthcare - 1.6%
         Coventry Health Care Inc., 8.125%, 02/15/12                   483              524
         HCA Inc., 7.69%, 06/15/25                                     1,000            1,040
         Medex Inc., 8.875%, 05/15/13 (e)                              1,000            1,038
         Province Healthcare Co., 7.50%, 06/01/13                      1,000            985
                                                                                      ---------
                                                                                        3,587
Home Builders - 2.9%
         Beazer Homes USA Inc., 8.375%, 04/15/12                       1,155            1,279
         Ryland Group Inc., 9.125%, 06/15/11                           1,000            1,143
         Schuler Homes Inc., 10.50%, 07/15/11                          1,500            1,725
         Standard-Pacific Corp., 8.50%, 06/15/07                       1,000            1,028
         Toll Corp., 8.25%, 02/01/11                                   1,000            1,114
                                                                                      ---------
                                                                                        6,289
Home Furnishings - 1.2%
         Applica Inc., 10.00%, 07/31/08                                2,400            2,520

Household Products - 1.0%
         Johnsondiversey Inc., 9.625%, 05/15/12                        1,000            1,118
         Moore North America Finance Inc., 7.875%, 01/15/11 (e)        1,000            1,042
                                                                                      ---------
                                                                                        2,160
Insurance - 1.1%
         Fairfax Financial Holdings Ltd., 8.30%, 04/15/26              1,500            1,328
         Willis Corroon Corp., 9.00%, 02/01/09                         1,000            1,060
                                                                                      ---------
                                                                                        2,388
Iron & Steel - 0.5%
         AK Steel Corp., 7.75%, 06/15/12                               500              415
         United States Steel Corp., 9.75%, 05/15/10                    700              711
                                                                                      ---------
                                                                                        1,126
Leisure Time - 0.9%
         Royal Caribbean Cruises Ltd., 6.75%, 03/15/08                 2,000            1,990

Lodging - 6.6%
         Ameristar Casinos Inc., 10.75%, 02/15/09                      2,000            2,267
         Boyd Gaming Corp., 7.75%, 12/15/12                            1,000            1,060
         Hilton Hotels Corp., 8.25%, 02/15/11                          1,000            1,120
         HMH Properties Inc., 8.45%, 12/01/08                          1,000            1,033
         Mandalay Resort Group, 10.25%, 08/01/07                       1,001            1,131
         MGM MIRAGE, 9.75%, 06/01/07                                   2,000            2,270
         Park Place Entertainment Corp.
         8.875%, 09/15/08                                              1,000            1,103
         8.125%, 05/15/11                                              1,000            1,098
         Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12                                              2,000            2,190
         Station Casinos Inc., 8.375%, 02/15/08                        1,000            1,080
                                                                                      ---------
                                                                                        14,352
Machinery - 1.2%
         AGCO Corp., 9.50%, 05/01/08                                   738              796
         Teekay Shipping Corp., 8.875%, 07/15/11                       1,100            1,206
         Terex Corp., 10.375%, 04/01/11                                500              553
                                                                                      ---------
                                                                                        2,555
Manufacturing - 1.0%
         Avondale Mills Inc., 10.25%, 07/01/13 (e)                     500              500
         Tyco International Group SA, 6.75%, 02/15/11                  1,500            1,590
                                                                                      ---------
                                                                                        2,090
Media - 9.6%
         American Media Inc., 8.875%, 01/15/11 (e)                     425              460
         Corus Entertainment Inc., 8.75%, 03/01/12                     1,068            1,148
         CSC Holdings Inc.
         7.625%, 04/01/11                                              1,000            1,010
         7.875%, 02/15/18                                              1,000            1,015
         Dex Media East LLC
         9.875%, 11/15/09                                              1,250            1,394
         12.125%, 11/15/12                                             500              591
         DirecTV Holdings LLC, 8.375%, 03/15/13 (e)                    1,000            1,115
         Echostar DBS Corp., 9.375%, 02/01/09                          2,000            2,133
         Hollinger International Publishing, 9.00%, 12/15/10           1,000            1,070
         Houghton Mifflin Co.
         8.25%, 02/01/11 (e)                                           270              285
         9.875%, 02/01/13 (e)                                          340              369
         Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13          1,732            1,832
         Paxson Communications Corp., 10.75%, 07/15/08                 500              538
         Primedia Inc., 8.00%, 05/15/13 (e)                            2,000            2,050
         Rogers Cable Inc., 6.25%, 06/15/13 (e)                        1,000            998
         Rogers Cablesystems Ltd., 10.00%, 03/15/05                    1,100            1,194
         Sun Media Corp., 7.625%, 02/15/13                             1,000            1,064
         Vivendi Universal SA, 9.25%, 04/15/10 (e)                     1,500            1,705
         Young Broadcasting Inc., 10.00%, 03/01/11                     1,000            1,082
                                                                                      ---------
                                                                                        21,053
Mining - 0.5%
         Peabody Energy Corp., 6.875%, 03/15/13 (e)                    940              985

Office & Business Equipment - 0.9%
         General Binding Corp., 9.375%, 06/01/08                       2,000            1,920

Oil & Gas Producers - 3.2%
         Chesapeake Energy Corp., 8.125%, 04/01/11                     1,000            1,078
         Denbury Resources Inc., 7.50%, 04/01/13 (e)                   1,000            1,030
         Frontier Escrow Corp., 8.00%, 04/15/13 (e)                    325              340
         Newfield Exploration Co., 7.625%, 03/01/11                    975              1,098
         Pioneer Natural Resources Co., 7.50%, 04/15/12                1,000            1,145
         Premcor Refining Group Inc., 9.50%, 02/01/13                  300              332
         Tesoro Petroleum Corp.
         8.00%, 04/15/08 (e)                                           150              153
         9.00%, 07/01/08                                               2,000            1,810
                                                                                      ---------
                                                                                        6,986
Packaging & Containers - 4.4%
         Berry Plastics Corp., 10.75%, 07/15/12                        700              770
         Crown Cork & Seal Co. Inc., 7.375%, 12/15/26                  800              608
         Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12      1,000            1,073
         Kappa Beheer BV, 10.625%, 07/15/09                            800              857
         Owens-Brockway, 8.875%, 02/15/09                              1,000            1,085
         Owens-Illinois Inc.
         8.10%, 05/15/07                                               1,000            1,025
         7.50%, 05/15/10                                               1,071            1,050
         Packaging Corp. of America, 9.625%, 04/01/09                  1,000            1,101
         Riverwood International Corp., 10.625%, 08/01/07              2,000            2,074
                                                                                      ---------
                                                                                        9,643
Pharmaceuticals - 1.9%
         Alpharma Inc., 8.625%, 05/01/11 (e)                           500              525
         AmerisourceBergen Corp., 8.125%, 09/01/08                     400              440
         Biovail Corp., 7.875%, 04/01/10                               1,000            1,060
         Omnicare Inc., 8.125%, 03/15/11                               2,000            2,170
                                                                                      ---------
                                                                                        4,195
Pipelines - 4.3%
         ANR Pipeline Co., 8.875%, 03/15/10 (e)                        1,000            1,093
         Aquila Inc., 14.875%, 07/01/12 (e)                            600              639
         El Paso Corp.
         7.875%, 06/15/12 (e)                                          2,000            1,853
         7.75%, 01/15/32                                               800              674
         El Paso Production Holding Co., 7.75%, 06/01/13 (e)           500              499
         Southern Natural Gas Co., 8.875%, 03/15/10 (e)                500              545
         Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12        2,000            2,260
         Transmontaigne Inc., 9.125%, 06/01/10 (e)                     500              527
         Williams Cos. Inc.
         8.625%, 06/01/10                                              225              235
         7.125%, 09/01/11                                              1,000            974
                                                                                      ---------
                                                                                        9,299
Real Estate - 1.9%
         Choctaw Resort Development Enterprise, 9.25%, 04/01/09        2,000            2,158
         Felcor Lodging LP, 10.00%, 09/15/08                           2,000            2,065
                                                                                      ---------
                                                                                        4,223
Retail - 5.0%
         Dillard's Inc., 6.875%, 06/01/05                              1,000            1,005
         Finlay Enterprises Inc., 9.00%, 05/01/08                      2,075            2,096
         J.C. Penney Co. Inc., 7.40%, 04/01/37                         1,000            1,043
         Michaels Stores Inc., 9.25%, 07/01/09                         1,000            1,120
         Saks Inc.
         8.25%, 11/15/08                                               370              391
         7.50%, 12/01/10                                               630              650
         Toys R US Inc., 7.875%, 04/15/13                              2,000            2,151
         Tricon Global Restaurants Inc., 8.875%, 04/15/11              2,000            2,370
                                                                                      ---------
                                                                                        10,826
Semiconductors - 0.9%
         Amkor Technology Inc., 7.75%, 05/15/13 (e)                    1,000            950

         Fairchild Semiconductor International Inc.,
           10.50%, 02/01/09                                            1,000            1,125
                                                                                      ---------
                                                                                        2,075
Telecommunications - 4.4%
         Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09      2,000            2,115
         PanAmSat Corp., 8.50%, 02/01/12                               2,000            2,165
         Qwest Corp., 5.625%, 11/15/08                                 1,500            1,440
         Qwest Services Corp.
         13.00%, 12/15/07 (e)                                          1,500            1,643
         13.50%, 12/15/10 (e)                                          2,000            2,260
                                                                                      ---------
                                                                                        9,623
Tobacco - 0.9%
         DIMON Inc., 9.625%, 10/15/11                                  1,820            2,002

Water - 0.5%
         National Waterworks Inc., 10.50%, 12/01/12                    1,000            1,106

Wireless Telecommunications - 3.0%
         Crown Castle International Corp.
         9.375%, 08/01/11                                              500              520
         10.75%, 08/01/11                                              1,000            1,090
         Nextel Communications Inc.
         9.95%, 02/15/08                                               1,550            1,620
         9.50%, 02/01/11                                               1,000            1,107
         Rogers Cantel Inc.
         8.80%, 10/01/07                                               1,000            1,021
         9.75%, 06/01/16                                               200              232
         Triton PCS Inc.
         9.375%, 02/01/11                                              499              510
         8.75%, 11/15/11                                               500              499
                                                                                      ---------
                                                                                        6,599
                                                                                      ---------
         Total Corporate Bonds (cost $194,745)                                          207,269
                                                                                      ---------

Warrants - 0.0%
Telecommunications - 0.0%
         AT&T Canada Inc., No Strike Price, Expiring 08/15/07 (e)      1                -
         Minorplanet Systems USA Inc., Strike Price $48.125,
         Expiring 09/15/05                                             2                1
                                                                                       ---------
         Total Warrants (cost $5)                                                       1
                                                                                      ---------

Short Term Investments - 3.3%
Money Market Funds - 3.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       7,220            7,220
                                                                                      ---------
         Total Short Term Investments (cost $7,220)                                     7,220
                                                                                      ---------

Total Investments - 98.1% (cost $201,971)                                               214,495
                                                                                      ---------
Other Assets and Liabilities, Net - 1.9%                                                4,106
                                                                                      ---------
Total Net Assets - 100%                                                       $        218,601
                                                                                      ---------
                                                                                      ---------
PPM America/JNL Money Market Fund

Commercial Paper - 93.8%
Auto Manufacturers - 13.7%
         American Honda Finance Corp.
         1.16%, 07/07/03                                               $500    $        500
         1.12%, 07/08/03                                               4,000            3,999
         1.07%, 07/09/03                                               700              700
         1.14%, 07/10/03                                               3,600            3,599
         1.21%, 07/10/03                                               500              500
         0.88%, 08/11/03                                               500              499
         BMW US Capital Corp.
         0.95%, 07/09/03                                               100              100
         1.05%, 07/17/03                                               300              300
         1.21%, 08/14/03                                               9,500            9,486
         Volkswagen of America
         1.05%, 07/01/03                                               3,500            3,500
         1.08%, 07/10/03                                               4,000            3,999
                                                                                      ---------
                                                                                        27,182
Banks - 9.5%
         Bank of Nova Scotia, 1.20%, 07/11/03                          9,000            8,997
         UBS Finance LLC
         1.31%, 07/01/03                                               700              700
         0.89%, 08/07/03                                               500              500
         1.06%, 08/08/03                                               8,700            8,690
                                                                                      ---------
                                                                                        18,887
Beverages - 4.9%
         Coca-Cola Co.
         0.92%, 07/07/03                                               600              600
         1.00%, 07/16/03                                               3,000            2,998
         0.96%, 07/18/03                                               4,500            4,498
         1.09%, 07/28/03                                               400              400
         0.94%, 08/01/03                                               1,385            1,384
                                                                                      ---------
                                                                                        9,880
Chemicals - 4.9%
         E.I. du Pont de Nemours & Co.
         0.90%, 08/08/03                                               400              400
         0.93%, 08/08/03                                               500              500
         0.96%, 08/18/03                                               8,600            8,589
         1.09%, 08/18/03                                               400              399
                                                                                      ---------
                                                                                        9,888
Computers - 2.5%
         IBM Corp., 0.85%, 10/23/03                                    5,000            4,986

Diversified Financial Services - 47.5%
         American Express Credit Corp.
         0.95%, 07/09/03                                               400              400
         0.80%, 09/16/03                                               9,500            9,484
         American General Finance Corp., 1.02%, 08/28/03               9,900            9,884
         Chevron UK Investment Plc
         1.20%, 07/21/03                                               7,000            6,995
         0.92%, 08/15/03                                               1,000            999
         CIT Group Holdings Inc.
         1.08%, 07/07/03                                               6,500            6,499
         1.01%, 07/21/03                                               3,000            2,998
         Citigroup Global Markets Holding Inc.
         1.21%, 07/01/03                                               500              500
         1.22%, 07/01/03                                               5,300            5,300
         1.21%, 07/16/03                                               4,000            3,998
         General Electric Capital Corp.
         1.21%, 07/09/03                                               300              300
         1.24%, 07/09/03                                               9,500            9,497
         Goldman Sachs Group Inc.
         1.23%, 07/02/03                                               4,000            4,000
         0.97%, 08/11/03                                               5,000            4,994
         Household Finance Corp.
         0.97%, 07/08/03                                               600              600
         0.98%, 09/16/03                                               300              299
         1.00%, 09/16/03                                               9,000            8,981
         Merrill Lynch & Co. Inc.
         1.05%, 07/07/03                                               600              600
         1.07%, 08/15/03                                               9,300            9,288
         USAA Capital Corp.
         1.25%, 07/01/03                                               300              300
         1.17%, 08/12/03                                               9,300            9,287
                                                                                      ---------
                                                                                        95,203
Food - 1.2%
         Sara Lee Corp., 1.15%, 07/17/03                               2,500            2,499

Media - 4.9%
         McGraw-Hill Cos. Inc.
         1.26%, 07/01/03                                               300              300
         1.21%, 07/10/03                                               2,500            2,499
         1.18%, 08/12/03                                               500              499
         0.91%, 08/22/03                                               2,500            2,497
         0.90%, 08/26/03                                               700              699
         1.15%, 09/05/03                                               200              200
         1.17%, 09/05/03                                               3,200            3,193
                                                                                      ---------
                                                                                        9,887
Pharmaceuticals - 4.2%
         Merck & Co. Inc., 0.88%, 09/12/03                             8,500            8,484

Telecommunications - 0.5%
         BellSouth Corp.
         1.01%, 07/14/03                                               500              500
         0.95%, 07/18/03                                               500              500
                                                                                      ---------
                                                                                        1,000
                                                                                      ---------
         Total Commercial Paper (cost $187,896)                                         187,896
                                                                                      ---------

Money Market Funds - 6.8%
         Dreyfus Cash Management Plus, 1.07% (a)                       9,699            9,699
         Dreyfus Government Cash Management, 0.98% (a)                 3,942            3,942
                                                                                      ---------
         Total Money Market Funds (cost $13,641)                                        13,641
                                                                                      ---------

Total Investments - 100.6% (cost $201,537)                                              201,537
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.6%)                                             (1,181)
                                                                                      ---------
Total Net Assets - 100%                                                        $        200,356
                                                                                      ---------
                                                                                      ---------
PPM America/JNL Value Fund

Common Stocks - 99.3%
Aerospace & Defense - 1.8%
         United Technologies Corp.                                     7       $        489

Apparel - 3.5%
         Liz Claiborne Inc.                                            12               416
         V.F. Corp.                                                    15               520
                                                                                      ---------
                                                                                        936
Auto Manufacturers - 3.0%
         Ford Motor Co.                                                37               406
         General Motors Corp.                                          11               392
                                                                                      ---------
                                                                                        798
Auto Parts & Equipment - 1.5%
         Delphi Corp.                                                  44               380

Banks - 6.5%
         Bank of America Corp.                                         7                530
         Banknorth Group Inc.                                          14               362
         Charter One Financial Inc.                                    17               518
         KeyCorp                                                       11               288
                                                                                      ---------
                                                                                        1,698
Building Materials - 1.5%
         Masco Corp.                                                   16               389

Chemicals - 4.4%
         Ashland Inc.                                                  17               515
         PPG Industries Inc.                                           6                304
         Rohm & Haas Co.                                               10               317
                                                                                      ---------
                                                                                        1,136
Computers - 2.0%
         Hewlett-Packard Co.                                           24               515

Diversified Financial Services - 6.8%
         Citigroup Inc.                                                15               646
         Fannie Mae                                                    9                620
         JPMorgan Chase & Co.                                          15               520
                                                                                      ---------
                                                                                        1,786
Electric - 6.3%
         Dominion Resources Inc.                                       7                476
         FirstEnergy Corp.                                             15               592
         NiSource Inc.                                                 30               570
                                                                                      ---------
                                                                                        1,638
Electronics - 1.4%
         Parker Hannifin Corp.                                         9                378

Food - 2.1%
         Kroger Co. (b)                                                32               540

Forest Products & Paper - 1.5%
         MeadWestvaco Corp.                                            16               390

Healthcare - 3.7%
         HCA Inc.                                                      16               516
         WellPoint Health Networks Inc. (b)                            5                438
                                                                                      ---------
                                                                                        954
Home Furnishings - 1.5%
         Maytag Corp.                                                  16               381

Household Products - 2.0%
         Fortune Brands Inc.                                           10               522

Insurance - 9.4%
         American International Group Inc.                             9                513
         Cigna Corp.                                                   7                329
         Hartford Financial Services Group Inc.                        12               579
         Lincoln National Corp.                                        15               517
         Radian Group Inc.                                             14               513
                                                                                      ---------
                                                                                        2,451
Iron & Steel - 1.9%
         Nucor Corp.                                                   10               508

Leisure Time - 1.5%
         Brunswick Corp.                                               16               390

Manufacturing - 3.9%
         Cooper Industries Ltd. - Class A                              10               401
         General Electric Co.                                          22               625
                                                                                      ---------
                                                                                        1,026
Oil & Gas Producers - 6.4%
         ChevronTexaco Corp.                                           7                534
         ConocoPhillips                                                10               553
         Occidental Petroleum Corp.                                    17               577
                                                                                      ---------
                                                                                        1,664
Pharmaceuticals - 2.0%
         Merck & Co. Inc.                                              9                527

Retail - 5.6%
         Federated Department Stores Inc.                              15               564
         Home Depot Inc.                                               11               374
         Sears Roebuck & Co.                                           16               532
                                                                                      ---------
                                                                                        1,470
Savings & Loans - 3.9%
         Sovereign Bancorp. Inc.                                       32               493
         Washington Mutual Inc.                                        13               516
                                                                                      ---------
                                                                                        1,009
Software - 2.9%
         Computer Associates International Inc.                        23               513
         Compuware Corp. (b)                                           43               248
                                                                                      ---------
                                                                                        761
Telecommunications - 6.9%
         BellSouth Corp.                                               15               391
         SBC Communications Inc.                                       20               521
         Sprint Corp. - FON Group                                      25               366
         Verizon Communications Inc.                                   13               521
                                                                                      ---------
                                                                                        1,799
Tobacco - 2.4%
         Altria Group Inc.                                             14               636

Transportation - 3.0%
         Burlington Northern Santa Fe Corp.                            17               483
         CSX Corp.                                                     10               298
                                                                                      ---------
                                                                                        781
                                                                                      ---------
         Total Common Stocks (cost $22,514)                                             25,952
                                                                                      ---------

Short Term Investments - 1.3%
Money Market Funds - 1.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       320              320
                                                                                      ---------
         Total Short Term Investments (cost $320)                                       320
                                                                                      ---------

Total Investments - 100.6% (cost $22,834)                                               26,272
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.6%)                                             (150)
                                                                                      ---------
Total Net Assets - 100%                                                        $        26,122
                                                                                      ---------
                                                                                      ---------
Putnam/JNL Equity Fund

Common Stocks - 99.5%
Advertising - 0.3%
         Omnicom Group Inc.                                            8       $        547

Aerospace & Defense - 1.7%
         Lockheed Martin Corp.                                         27               1,294
         Raytheon Co.                                                  5                157
         Rockwell Collins Inc.                                         36               884
         United Technologies Corp.                                     7                472
                                                                                      ---------
                                                                                        2,807
Airlines - 0.3%
         Southwest Airlines Co.                                        32               546

Apparel - 0.5%
         Jones Apparel Group Inc. (b)                                  13               382
         Liz Claiborne Inc.                                            7                236
         NIKE Inc.                                                     1                32
         Reebok International Ltd. (b)                                 7                245
                                                                                      ---------
                                                                                        895
Banks - 7.6%
         Bank of New York Co. Inc.                                     53               1,526
         Comerica Inc.                                                 20               945
         Commerce Bancorp. Inc.                                        48               1,773
         Fifth Third Bancorp.                                          32               1,852
         Greater Bay Bancorp.                                          29               588
         Northern Trust Corp.                                          1                38
         US Bancorp.                                                   109              2,682
         Wells Fargo & Co.                                             29               1,485
         Zions Bancorp.                                                22               1,131
                                                                                      ---------
                                                                                        12,020
Beverages - 2.0%
         Anheuser-Busch Cos. Inc.                                      12               600
         Coca-Cola Co.                                                 3                137
         Pepsi Bottling Group Inc.                                     2                30
         PepsiCo Inc.                                                  51               2,281
                                                                                      ---------
                                                                                        3,048
Biotechnology - 0.8%
         Amgen Inc. (b)                                                20               1,356
         Genentech Inc. (b)                                            1                43
         IDEC Pharmaceuticals Corp. (b)                                2                60
                                                                                      ---------
                                                                                        1,459
Chemicals - 0.1%
         PPG Industries Inc.                                           2                82
         Rohm & Haas Co.                                               2                61
                                                                                      ---------
                                                                                        143
Commercial Services - 0.5%
         Accenture Ltd. (b)                                            2                31
         Iron Mountain Inc. (b)                                        -                15
         McKesson Corp.                                                20               720
                                                                                      ---------
                                                                                        766
Computers - 5.0%
         Dell Computer Corp. (b)                                       83               2,642
         EMC Corp. (b)                                                 55               572
         Hewlett-Packard Co.                                           55               1,175
         International Business Machines Corp.                         8                698
         Lexmark International Inc. (b)                                16               1,132
         Storage Technology Corp. (b)                                  25               636
         SunGard Data Systems Inc. (b)                                 33               863
                                                                                      ---------
                                                                                        7,718
Cosmetics & Personal Care - 2.1%
         Avon Products Inc.                                            1                81
         Kimberly-Clark Corp.                                          1                67
         Procter & Gamble Co.                                          34               3,051
                                                                                      ---------
                                                                                        3,199
Diversified Financial Services - 12.0%
         Capital One Financial Corp.                                   44               2,166
         Charles Schwab Corp.                                          32               322
         Citigroup Inc.                                                135              5,778
         Freddie Mac                                                   105              5,341
         JPMorgan Chase & Co.                                          47               1,621
         MBNA Corp.                                                    143              2,974
         Providian Financial Corp. (b)                                 50               461
                                                                                      ---------
                                                                                        18,663
Electric - 2.0%
         Centerpoint Energy Inc.                                       66               535
         Edison International (b)                                      64               1,051
         Entergy Corp.                                                 18               934
         PG&E Corp. (b)                                                25               533
         Sierra Pacific Resources (b)                                  14               80
                                                                                      ---------
                                                                                        3,133
Electrical Components & Equipment - 0.3%
         American Power Conversion Corp. (b)                           27               413
         Emerson Electric Co.                                          1                58
                                                                                      ---------
                                                                                        471

Electronics - 0.5%
         Jabil Circuit Inc. (b)                                        1                15
         Waters Corp. (b)                                              27               784
                                                                                      ---------
                                                                                        799
Environmental Control - 0.2%
         Waste Management Inc.                                         12               289

Food - 0.1%
         General Mills Inc.                                            1                62
         Kraft Foods Inc.                                              1                33
                                                                                      ---------
                                                                                        95
Healthcare - 4.8%
         Baxter International Inc.                                     1                25
         Boston Scientific Corp. (b)                                   1                31
         Johnson & Johnson                                             98               5,046
         Laboratory Corp. of America Holdings (b)                      1                30
         Medtronic Inc.                                                21               1,017
         UnitedHealth Group Inc.                                       12               619
         WellPoint Health Networks Inc. (b)                            8                658
                                                                                      ---------
                                                                                        7,426
Home Builders - 0.4%
         Lennar Corp.                                                  8                586

Home Furnishings - 0.6%
         Whirlpool Corp.                                               14               860

Insurance - 4.6%
         American International Group Inc.                             62               3,401
         Berkshire Hathaway Inc. - Class B (b)                         -                877
         Cigna Corp.                                                   9                399
         Everest Re Group Ltd.                                         14               1,079
         PMI Group Inc.                                                1                30
         Radian Group Inc.                                             38               1,408
                                                                                      ---------
                                                                                        7,194
Internet - 0.8%
         Checkfree Corp. (b)                                           11               309
         eBay Inc. (b)                                                 -                32
         Yahoo! Inc. (b)                                               27               894
                                                                                      ---------
                                                                                        1,235
Leisure Time - 0.1%
         Royal Caribbean Cruises Ltd.                                  4                97

Lodging - 0.8%
         Harrah's Entertainment Inc. (b)                               27               1,075
         Marriott International Inc. - Class A                         5                191
                                                                                      ---------
                                                                                        1,266
Machinery - 0.4%
         Dover Corp.                                                   19               560

Manufacturing - 3.8%
         3M Co.                                                        4                564
         General Electric Co.                                          69               1,967
         Ingersoll-Rand Co. - Class A                                  16               770
         ITT Industries Inc.                                           7                452
         Tyco International Ltd.                                       112              2,121
                                                                                      ---------
                                                                                        5,874
Media - 5.2%
         AOL Time Warner Inc. (b)                                      56               906
         Comcast Corp. - Class A (b)                                   9                273
         Comcast Corp. - Special Class A (b)                           82               2,378
         EchoStar Communications Corp. (b)                             22               751
         Fox Entertainment Group Inc. (b)                              20               584
         Gannett Co. Inc.                                              1                61
         Liberty Media Corp. (b)                                       82               954
         Viacom Inc. - Class B (b)                                     49               2,142
                                                                                      ---------
                                                                                        8,049
Mining - 0.4%
         Alcoa Inc.                                                    3                74
         BHP Billiton Plc                                              27               143
         BHP Billiton Plc - ADR                                        31               336
                                                                                      ---------
                                                                                        553
Office & Business Equipment - 0.6%
         Pitney Bowes Inc.                                             9                350
         Xerox Corp. (b)                                               50               528
                                                                                      ---------
                                                                                        878
Oil & Gas Producers - 5.7%
         Burlington Resources Inc.                                     23               1,218
         Canadian Natural Resources Ltd.                               16               613
         EnCana Corp.                                                  7                261
         Exxon Mobil Corp.                                             130              4,671
         GlobalSantaFe Corp.                                           34               798
         Pioneer Natural Resources Co. (b)                             1                31
         Total SA - ADR                                                17               1,325
                                                                                      ---------
                                                                                        8,917
Oil & Gas Services - 0.4%
         BJ Services Co. (b)                                           7                276
         Halliburton Co.                                               15               352
                                                                                      ---------
                                                                                        628
Packaging & Containers - 0.5%
         Sealed Air Corp. (b)                                          15               720
         Smurfit-Stone Container Corp. (b)                             3                41
                                                                                      ---------
                                                                                        761
Pharmaceuticals - 9.4%
         Abbott Laboratories                                           29               1,281
         AdvancePCS (b)                                                1                37
         Allergan Inc.                                                 16               1,249
         AstraZeneca Plc                                               10               402
         Bristol-Myers Squibb Co.                                      1                16
         Cardinal Health Inc.                                          32               2,036
         Eli Lilly & Co.                                               1                61
         Forest Laboratories Inc. (b)                                  31               1,701
         King Pharmaceuticals Inc. (b)                                 54               796
         Medimmune Inc. (b)                                            1                32
         Pfizer Inc.                                                   199              6,797
         Teva Pharmaceutical Industries Ltd. - ADR                     1                44
         Wyeth                                                         4                189
                                                                                      ---------
                                                                                        14,641
Real Estate - 0.2%
         Equity Office Properties Trust                                14               375

Retail - 7.7%
         Autozone Inc. (b)                                             26               1,978
         Blockbuster Inc.                                              31               518
         CSK Auto Corp. (b)                                            3                38
         Family Dollar Stores Inc.                                     30               1,148
         Home Depot Inc.                                               27               899
         Lowe's Cos. Inc.                                              37               1,596
         McDonald's Corp.                                              1                22
         Michaels Stores Inc. (b)                                      2                94
         Ross Stores Inc.                                              12               526
         Sears Roebuck & Co.                                           2                57
         Staples Inc. (b)                                              4                71
         TJX Cos. Inc.                                                 69               1,309
         Wal-Mart Stores Inc.                                          70               3,745
                                                                                      ---------
                                                                                        12,001
Semiconductors - 1.8%
         Altera Corp. (b)                                              3                41
         Integrated Circuit Systems Inc. (b)                           25               786
         Intel Corp.                                                   65               1,349
         Maxim Integrated Products Inc.                                7                222
         QLogic Corp. (b)                                              9                430
                                                                                      ---------
                                                                                        2,828
Software - 8.2%
         Adobe Systems Inc.                                            18               561
         BMC Software Inc. (b)                                         86               1,396
         Computer Associates International Inc.                        77               1,706
         Electronic Arts Inc. (b)                                      8                607
         Fiserv Inc. (b)                                               7                264
         Microsoft Corp.                                               262              6,719
         Oracle Corp. (b)                                              41               498
         SAP AG                                                        3                364
         Veritas Software Corp. (b)                                    21               611
                                                                                      ---------
                                                                                        12,726
Telecommunications - 2.4%
         Amdocs Ltd. (b)                                               2                53
         AT&T Corp.                                                    23               443
         BellSouth Corp.                                               27               722
         CenturyTel Inc.                                               11               399
         SBC Communications Inc.                                       45               1,144
         Verizon Communications Inc.                                   24               960
                                                                                      ---------
                                                                                        3,721
Telecommunications Equipment - 0.8%
         Cisco Systems Inc. (b)                                        23               384
         Harris Corp.                                                  11               322
         Nokia Oyj - ADR                                               28               459
         Tandberg ASA (b)                                              3                18
                                                                                      ---------
                                                                                        1,182
Tobacco - 2.4%
         Altria Group Inc.                                             82               3,728

Toys & Hobbies - 0.2%
         Mattel Inc.                                                   14               267

Transportation - 0.8%
         Union Pacific Corp.                                           21               1,236

Wireless Telecommunications - 0.5%
         Nextel Communications Inc. (b)                                15               277
         Qualcomm Inc.                                                 14               514
                                                                                      ---------
                                                                                        791
                                                                                      ---------
         Total Common Stocks (cost $153,637)                                            154,978
                                                                                      ---------

Total Investments - 99.5% (cost $153,637)                                               154,978
                                                                                      ---------
Other Assets and Liabilities, Net - 0.5%                                                735
                                                                                      ---------
Total Net Assets - 100%                                                        $        155,716
                                                                                      ---------
                                                                                      ---------
Putnam/JNL International Equity Fund

Common Stocks - 99.4%
Advertising - 0.9%
         WPP Group Plc                                                 95      $        742

Airlines - 0.3%
         Qantas Airways Ltd.                                           95               208

Auto Manufacturers - 4.6%
         Bayerische Motoren Werke AG                                   29               1,117
         Honda Motor Co. Ltd.                                          15               576
         Nissan Motor Co. Ltd.                                         8                76
         Peugeot SA                                                    4                181
         Toyota Motor Corp.                                            70               1,810
                                                                                      ---------
                                                                                        3,760
Auto Parts & Equipment - 0.0%
         Compagnie Generale des Etablissements Michelin - Class B      1                21

Banks - 15.1%
         ABN Amro Holding NV                                           13               245
         Allied Irish Banks Plc                                        52               778
         Australia & New Zealand Banking Group Ltd.                    3                42
         Banco Bradesco SA - ADR                                       3                54
         Banco Itau Holding Financeira SA - ADR                        3                102
         Banco Popular Espanol                                         1                30
         Bank of Ireland                                               5                60
         Bank of Nova Scotia                                           1                53
         Barclays Plc                                                  10               75
         BNP Paribas SA                                                26               1,314
         Canadian Imperial Bank of Commerce                            11               420
         Danske Bank A/S                                               46               891
         DBS Group Holdings Ltd.                                       36               211
         Fortis                                                        18               318
         HSBC Holdings Plc                                             140              1,655
         HSBC Holdings Plc HK                                          28               335
         Julius Baer Holding AG                                        1                226
         Kookmin Bank                                                  -                8
         National Australia Bank Ltd.                                  3                59
         National Bank Of Canada                                       17               448
         Oversea-Chinese Banking Corp. Ltd.                            50               283
         Royal Bank of Scotland Group Plc                              39               1,094
         Societe Generale                                              10               622
         Svenska Handelsbanken AB - Class A                            29               478
         UBS AG                                                        30               1,673
         Uniao de Bancos Brasileiros SA - GDR                          2                38
         United Overseas Bank Ltd.                                     73               514
         Westpac Banking Corp.                                         27               293
                                                                                      ---------
                                                                                        12,319
Beverages - 3.1%
         Cia de Bebidas das Americas - ADR                             17               345
         Diageo Plc                                                    122              1,300
         Fomento Economico Mexicano SA de CV - ADR                     7                279
         Foster's Group Ltd.                                           8                24
         Interbrew                                                     19               432
         SABMiller Plc                                                 17               115
                                                                                      ---------
                                                                                        2,495
Building Materials - 1.6%
         CRH Plc                                                       38               591
         Holcim Ltd.                                                   10               356
         Lafarge SA                                                    7                385
                                                                                      ---------
                                                                                        1,332
Chemicals - 2.3%
         Air Liquide SA                                                -                29
         BASF AG                                                       27               1,168
         Ciba Specialty Chemicals AG (b)                               9                554
         Shin-Etsu Chemical Co. Ltd.                                   5                157
                                                                                      ---------
                                                                                        1,908
Commercial Services - 0.6%
         Brambles Industries Ltd.                                      55               168
         Brambles Industries Plc                                       60               163
         Toppan Printing Co. Ltd.                                      19               136
                                                                                      ---------
                                                                                        467
Computers - 0.0%
         HON HAI Precision Industry Co. Ltd.                           7                25
         Tietoenator Oyj                                               1                8
                                                                                      ---------
                                                                                        33
Cosmetics & Personal Care - 0.9%
         Kao Corp.                                                     40               745

Distribution & Wholesale - 0.0%
         Mitsubishi Corp.                                              -                2

Diversified Financial Services - 0.7%
         Acom Co. Ltd.                                                 7                242
         Grupo Financiero BBVA Bancomer (b)                            42               36
         Nomura Holdings Inc.                                          4                51
         ORIX Corp.                                                    5                254
                                                                                      ---------
                                                                                        583
Electric - 2.7%
         CLP Holdings Ltd.                                             9                37
         E.ON AG                                                       2                82
         Electrabel SA                                                 -                24
         Electricidade de Portugal SA                                  32               69
         Hong Kong Electric Holdings Ltd.                              90               351
         Iberdrola SA                                                  36               620
         Kansai Electric Power Co. Inc.                                3                50
         Korea Electric Power Corp. - ADR                              55               489
         Korea Electric Power Corp.                                    7                106
         Scottish & Southern Energy Plc                                6                64
         Scottish Power Plc                                            43               262
         Tokyo Electric Power Co. Inc.                                 3                50
                                                                                      ---------
                                                                                        2,204
Electrical Components & Equipment - 2.7%
         Funai Electric Co. Ltd.                                       -                11
         Samsung Electronics Co. Ltd.                                  7                2,158
                                                                                      ---------
                                                                                        2,169
Electronics - 0.9%
         Advantest Corp.                                               -                14
         Koninklijke Philips Electronics NV                            18               343
         Secom Co. Ltd.                                                14               396
                                                                                      ---------
                                                                                        753
Engineering & Construction - 0.6%
         Bouygues SA                                                   16               445
         Vinci SA                                                      1                41
                                                                                      ---------
                                                                                        486
Entertainment - 0.3%
         Hilton Group Plc                                              88               267

Food - 3.5%
         Metro AG                                                      1                27
         Nestle SA                                                     12               2,430
         Tesco Plc                                                     103              373
         Woolworths Ltd.                                               4                34
                                                                                      ---------
                                                                                        2,864
Forest Products & Paper - 0.1%
         Abitibi-Consolidated Inc.                                     6                39
         Sappi Ltd.                                                    2                23
                                                                                      ---------
                                                                                        62
Gas - 0.6%
         Tokyo Gas Co. Ltd.                                            167              480

Hand & Machine Tools - 0.1%
         Schneider Electric SA                                         1                38
         SMC Corp.                                                     -                33
                                                                                      ---------
                                                                                        71
Healthcare - 0.3%
         Synthes-Stratec Inc.                                          -                245

Holding Companies - Diversified - 0.5%
         LVMH Moet Hennessy Louis Vuitton SA                           8                402

Home Furnishings - 0.0%
         SONY Corp.                                                    1                37

Household Products - 0.6%
         Reckitt Benckiser Plc                                         27               499

Insurance - 3.5%
         ACE Ltd.                                                      11               360
         ING Groep NV                                                  34               595
         Millea Holdings Inc.                                          -                650
         Mitsui Sumitomo Insurance Co. Ltd.                            11               49
         Sun Life Financial Services of Canada Inc.                    2                49
         Swiss Reinsurance                                             10               560
         XL Capital Ltd.                                               7                617
                                                                                      ---------
                                                                                        2,880
Internet - 0.0%
         Yahoo Japan Corp. (b)                                         -                32

Investment Companies - 0.3%
         Investor AB - Class B                                         31               226

Iron & Steel - 0.3%
         POSCO - ADR                                                   9                230

Lodging - 0.7%
         Accor SA                                                      16               575
         Four Seasons Hotels Inc.                                      1                35
                                                                                      ---------
                                                                                        610
Manufacturing - 1.2%
         Fuji Photo Film Co. Ltd.                                      11               318
         Olympus Optical Co. Ltd.                                      30               621
         Siemens AG                                                    1                39
                                                                                      ---------
                                                                                        978
Media - 4.2%
         Carlton Communications Plc                                    78               194
         Mediaset SpA                                                  71               599
         News Corp. Ltd. - ADR                                         36               1,094
         Reed Elsevier NV                                              9                112
         Reed Elsevier Plc                                             78               648
         Singapore Press Holdings Ltd.                                 25               260
         Societe Television Francaise 1                                17               538
                                                                                      ---------
                                                                                        3,445
Mining - 2.9%
         Alcan Inc.                                                    1                31
         Anglo American Plc                                            2                24
         BHP Billiton Ltd.                                             36               207
         BHP Billiton Plc                                              162              855
         Cia Vale do Rio Doce - SP ADR                                 7                180
         Cia Vale do Rio Doce - ADR                                    10               308
         Rio Tinto Ltd.                                                17               324
         Rio Tinto Plc                                                 21               401
                                                                                      ---------
                                                                                        2,330
Office & Business Equipment - 2.7%
         Canon Inc.                                                    38               1,744
         Ricoh Co. Ltd.                                                26               425
                                                                                      ---------
                                                                                        2,169
Oil & Gas Producers - 8.8%
         BG Group Plc                                                  10               43
         BP Plc                                                        15               103
         Canadian Natural Resources Ltd.                               1                32
         EnCana Corp.                                                  8                298
         ENI-Ente Nazionale Idrocarburi SpA                            31               476
         Petroleo Brasileiro SA - Petrobras - ADR                      22               426
         Shell Transport & Trading Co. Plc                             262              1,728
         Suncor Energy Inc.                                            8                155
         Total Fina Elf SA                                             24               3,591
         YUKOS - ADR                                                   6                327
                                                                                      ---------
                                                                                        7,179
Packaging & Containers - 0.2%
         Amcor Ltd.                                                    31               167

Pharmaceuticals - 10.7%
         AstraZeneca Plc                                               57               2,276
         GlaxoSmithKline Plc                                           96               1,929
         Novartis AG                                                   68               2,707
         Novo-Nordisk A/S                                              1                40
         Sankyo Co. Ltd.                                               -                5
         Sanofi-Synthelabo SA                                          9                538
         Schering AG                                                   8                386
         Takeda Chemical Industries Ltd.                               7                240
         Yamanouchi Pharmaceutical Co. Ltd.                            22               582
                                                                                      ---------
                                                                                        8,703
Real Estate - 0.4%
         Cheung Kong Holdings Ltd.                                     49               294

Retail - 1.7%
         Aeon Co. Ltd.                                                 3                76
         Compagnie Financiere Richemont AG - Class A                   13               202
         GUS Plc                                                       46               516
         Hennes & Mauritz AB - Class B                                 2                48
         Seven-Eleven Japan Co. Ltd.                                   1                25
         Swatch Group AG                                               8                140
         Swatch Group AG - Class B                                     3                308
         Wal-Mart de Mexico SA de CV                                   14               43
         Yamada Denki Co. Ltd.                                         1                20
                                                                                      ---------
                                                                                        1,378
Semiconductors - 0.4%
         Rohm Co. Ltd.                                                 2                240
         Taiwan Semiconductor Manufacturing Co. Ltd. (b)               43               71
                                                                                      ---------
                                                                                        311
Software - 0.3%
         SAP AG                                                        2                259

Telecommunications - 3.3%
         China Telecom Corp. Ltd.                                      690              158
         Deutsche Telekom AG (b)                                       2                32
         Hellenic Telecommunications Organization SA                   2                28
         KT Corp. - ADR                                                45               892
         Portugal Telecom SGPS SA                                      11               81
         Swisscom AG                                                   1                204
         Telecom Corp. of New Zealand (b)                              35               108
         Telecom Corp. of New Zealand Ltd.                             30               93
         Telecom Italia SpA                                            67               370
         Telefonica SA (b)                                             5                59
         Telefonos de Mexico SA de CV - ADR                            21               648
                                                                                      ---------
                                                                                        2,673
Telecommunications Equipment - 2.9%
         Nokia Oyj                                                     110              1,807
         Telefonaktiebolaget LM Ericsson - Class B (b)                 526              566
                                                                                      ---------
                                                                                        2,373
Tobacco - 1.4%
         Altadis SA                                                    17               428
         British American Tobacco Plc                                  52               591
         Imperial Tobacco Group Plc                                    2                37
         Japan Tobacco Inc.                                            -                54
                                                                                      ---------
                                                                                        1,110
Toys & Hobbies - 0.5%
         Nintendo Co. Ltd.                                             5                393

Transportation - 1.4%
         Canadian National Railway Co.                                 12               553
         Deutsche Post AG                                              30               443
         East Japan Railway Co.                                        -                93
         TPG NV                                                        1                23
                                                                                      ---------
                                                                                        1,112
Venture Capital - 0.2%
         3i Group Plc                                                  19               173

Water - 1.0%
         Veolia Environnement                                          38               776

Wireless Telecommunications - 7.4%
         China Mobile Ltd.                                             6                14
         NTT DoCoMo Inc.                                               1                2,113
         Orange SA (b)                                                 2                17
         SK Telecom Co. Ltd.                                           2                270
         SK Telecom Co. Ltd. - ADR                                     16               310
         TIM SpA                                                       80               395
         Vodafone Group Plc                                            1,469            2,873
                                                                                      ---------
                                                                                        5,992
                                                                                      ---------
         Total Common Stocks (cost $81,456)                                             80,947
                                                                                      ---------

Mutual Funds - 0.0%
         DJ Eurostoxx 50 Master Unit                                   -                2
         iShares MSCI EAFE Index Fund                                  -                10
         iShares Plc - iFTSE 100                                       -                1
         Nomura - TOPIX                                                -                1
         StreetTRACKS S&P/ASX 200                                      -                2
         Tracker Fund of Hong Kong (TraHK)                             1                1
         XMTCH on SMI(R)                                               -                4
                                                                                      ---------
         Total Mutual Funds (cost $21)                                                  21
                                                                                      ---------

Preferred Stocks - 0.1%
Auto Manufacturers - 0.0%
         Porsche AG                                                    -                30

Diversified Financial Services - 0.1%
         Singapore Press Holdings                                      4                43
                                                                                      ---------
         Total Preferred Stocks (cost $69)                                              73
                                                                                      ---------
Rights - 0.0%
         Lafarge Sa Rights, 07/15/03                                   1                3
                                                                                      ---------
         Total Rights (cost $0)                                                         3
                                                                                      ---------

Warrants - 0.1%
         Infosys Technologies Ltd., No Strike Price, 04/08//2004       1                87
                                                                                      ---------
         Total Warrants (cost $83)                                                      87
                                                                                      ---------

Total Investments - 99.6% (cost $81,629)                                                81,131
                                                                                      ---------
Other Assets and Liabilities, Net - 0.4%                                                316
                                                                                      ---------
Total Net Assets - 100%                                                        $        81,447
                                                                                      ---------
                                                                                      ---------

Putnam/JNL Midcap Growth Fund
Common Stocks - 96.7%
Advertising - 0.9%
         Advo Inc. (b)                                                 1       $        62
         Lamar Advertising Co. (b)                                     3                104
                                                                                      ---------
                                                                                        166
Aerospace & Defense - 0.4%
         L-3 Communications Holdings Inc. (b)                          1                26
         Rockwell Collins Inc.                                         3                67
                                                                                      ---------
                                                                                        93
Airlines - 0.5%
         Southwest Airlines Co.                                        6                101

Apparel - 0.8%
         Columbia Sportswear Co. (b)                                   1                36
         Jones Apparel Group Inc. (b)                                  3                80
         Kellwood Co.                                                  2                57
                                                                                      ---------
                                                                                        173
Auto Manufacturers - 0.1%
         PACCAR Inc.                                                   -                20

Auto Parts & Equipment - 0.1%
         Lear Corp. (b)                                                1                25

Banks - 1.9%
         Charter One Financial Inc.                                    1                19
         Commerce Bancorp. Inc.                                        2                70
         Investors Financial Services Corp.                            6                183
         M&T Bank Corp.                                                -                34
         North Fork Bancorp. Inc.                                      -                16
         SouthTrust Corp.                                              2                44
         Zions Bancorp.                                                1                40
                                                                                      ---------
                                                                                        406
Beverages - 0.8%
         Coca-Cola Enterprises Inc.                                    1                24
         Pepsi Bottling Group Inc.                                     8                154
                                                                                      ---------
                                                                                        178
Biotechnology - 2.3%
         Affymetrix Inc. (b)                                           1                20
         Charles River Laboratories International Inc. (b)             1                26
         Chiron Corp. (b)                                              -                17
         Enzon Pharmaceuticals Inc. (b)                                1                15
         Genzyme Corp. (b)                                             6                263
         IDEC Pharmaceuticals Corp. (b)                                4                146
         Invitrogen Corp. (b)                                          1                23
                                                                                      ---------
                                                                                        510
Chemicals - 0.2%
         Ecolab Inc.                                                   2                46

Commercial Services - 2.7%
         Apollo Group Inc. (b)                                         3                161
         Career Education Corp. (b)                                    1                82
         ChoicePoint Inc. (b)                                          3                97
         Concord EFS Inc. (b)                                          2                22
         Convergys Corp. (b)                                           1                18
         First Health Group Corp. (b)                                  2                41
         Iron Mountain Inc. (b)                                        1                45
         Rent-A-Center Inc. (b)                                        2                120
                                                                                      ---------
                                                                                        586
Computers - 6.6%
         Affiliated Computer Services Inc. - Class A (b)               6                279
         CACI International Inc. - Class A (b)                         2                75
         Cognizant Technology Solutions Corp. (b)                      6                134
         Lexmark International Inc. (b)                                6                396
         Manhattan Associates Inc. (b)                                 2                52
         Network Appliance Inc. (b)                                    3                44
         Storage Technology Corp. (b)                                  5                136
         SunGard Data Systems Inc. (b)                                 11               289
         Synopsys Inc. (b)                                             1                38
                                                                                      ---------
                                                                                        1,443
Cosmetics & Personal Care - 0.1%
         Alberto-Culver Co. - Class B                                  1                31

Distribution & Wholesale - 0.4%
         CDW Corp. (b)                                                 2                92

Diversified Financial Services - 3.1%
         Bear Stearns Cos. Inc.                                        1                40
         Capital One Financial Corp.                                   5                241
         Doral Financial Corp.                                         1                48
         Legg Mason Inc.                                               2                106
         Providian Financial Corp. (b)                                 13               123
         T. Rowe Price Group Inc.                                      1                19
         Waddell & Reed Financial Inc. - Class A                       4                103
                                                                                      ---------
                                                                                        680
Electric - 1.3%
         Entergy Corp.                                                 5                251
         Progress Energy Inc.                                          1                26
                                                                                      ---------
                                                                                        277
Electronics - 2.2%
         Celestica Inc. (b)                                            1                15
         Flir Systems Inc. (b)                                         4                109
         Jabil Circuit Inc. (b)                                        9                206
         Symbol Technologies Inc.                                      3                41
         Waters Corp. (b)                                              4                102
                                                                                      ---------
                                                                                        473
Entertainment - 2.2%
         GTECH Holdings Corp. (b)                                      3                117
         International Game Technology (b)                             3                276
         Regal Entertainment Group - Class A                           3                75
                                                                                      ---------
                                                                                        468
Environmental Control - 0.5%
         Stericycle Inc. (b)                                           3                112

Food - 0.3%
         Dean Foods Co. (b)                                            2                66

Healthcare - 10.4%
         Advanced Medical Optics Inc. (b)                              -                -
         Anthem Inc. (b)                                               3                247
         Apogent Technologies Inc. (b)                                 1                14
         Apria Healthcare Group Inc. (b)                               5                119
         Biomet Inc.                                                   7                189
         C.R. Bard Inc.                                                3                193
         Cytyc Corp. (b)                                               10               108
         Guidant Corp.                                                 1                24
         Health Management Associates Inc.                             8                152
         Health Net Inc. (b)                                           3                102
         Idexx Laboratories Inc. (b)                                   1                22
         Inamed Corp. (b)                                              1                70
         Laboratory Corp. of America Holdings (b)                      2                51
         Quest Diagnostics Inc. (b)                                    1                77
         St. Jude Medical Inc. (b)                                     5                259
         Steris Corp. (b)                                              6                145
         Stryker Corp.                                                 1                76
         WellPoint Health Networks Inc. (b)                            3                219
         Zimmer Holdings Inc. (b)                                      4                194
                                                                                      ---------
                                                                                        2,261
Home Builders - 0.9%
         NVR Inc. (b)                                                  1                206

Home Furnishings - 0.4%
         Whirlpool Corp.                                               1                83

Household Products - 2.3%
         Church & Dwight Co. Inc.                                      1                29
         Dial Corp.                                                    7                138
         Newell Rubbermaid Inc.                                        6                165
         Toro Co.                                                      2                83
         Yankee Candle Co. Inc. (b)                                    4                85
                                                                                      ---------
                                                                                        500
Insurance - 1.7%
         ACE Ltd.                                                      5                185
         AMBAC Financial Group Inc.                                    1                53
         Everest Re Group Ltd.                                         1                38
         First American Corp.                                          1                32
         PMI Group Inc.                                                2                40
         W.R. Berkley Corp.                                            1                32
                                                                                      ---------
                                                                                        380
Internet - 4.8%
         Checkfree Corp. (b)                                           5                131
         InterActiveCorp (b)                                           6                226
         Internet Security Systems Inc. (b)                            1                20
         Macromedia Inc. (b)                                           6                116
         Network Associates Inc. (b)                                   2                21
         Symantec Corp. (b)                                            4                193
         TIBCO Software Inc. (b)                                       5                23
         VeriSign Inc. (b)                                             9                128
         webMethods Inc. (b)                                           1                9
         Yahoo! Inc. (b)                                               5                170
                                                                                      ---------
                                                                                        1,037
Leisure Time - 1.2%
         Harley-Davidson Inc.                                          1                24
         Royal Caribbean Cruises Ltd.                                  10               234
                                                                                      ---------
                                                                                        258
Lodging - 0.6%
         Harrah's Entertainment Inc. (b)                               3                100
         MGM MIRAGE (b)                                                1                31
                                                                                      ---------
                                                                                        131
Machinery - 1.4%
         Briggs & Stratton Corp.                                       3                136
         Dover Corp.                                                   3                96
         IDEX Corp.                                                    2                76
                                                                                      ---------
                                                                                        308
Media - 1.1%
         EchoStar Communications Corp. (b)                             3                118
         Entercom Communications Corp. (b)                             -                18
         Radio One Inc. - Class D (b)                                  1                25
         Univision Communications Inc. (b)                             1                25
         Westwood One Inc. (b)                                         1                47
                                                                                      ---------
                                                                                        233
Office & Business Equipment - 0.4%
         Xerox Corp. (b)                                               9                97

Oil & Gas Producers - 3.2%
         Amerada Hess Corp.                                            1                30
         Burlington Resources Inc.                                     3                146
         EOG Resources Inc.                                            1                46
         GlobalSantaFe Corp.                                           2                54
         Kerr-McGee Corp.                                              -                17
         Murphy Oil Corp.                                              4                200
         Nabors Industries Ltd. (b)                                    1                28
         Noble Corp. (b)                                               5                167
                                                                                      ---------
                                                                                        688
Oil & Gas Services - 1.2%
         BJ Services Co. (b)                                           3                112
         Cooper Cameron Corp. (b)                                      2                111
         Smith International Inc. (b)                                  1                44
                                                                                      ---------
                                                                                        267
Pharmaceuticals - 10.0%
         AdvancePCS (b)                                                2                92
         Allergan Inc.                                                 4                278
         AmerisourceBergen Corp.                                       1                73
         Barr Laboratories Inc. (b)                                    2                135
         Caremark Rx Inc. (b)                                          10               257
         Celgene Corp. (b)                                             3                103
         Cephalon Inc. (b)                                             3                139
         Express Scripts Inc. - Class A (b)                            3                213
         Forest Laboratories Inc. (b)                                  1                38
         Gilead Sciences Inc. (b)                                      6                306
         IVAX Corp. (b)                                                1                23
         King Pharmaceuticals Inc. (b)                                 6                89
         Medicis Pharmaceutical Corp. - Class A                        2                85
         Medimmune Inc. (b)                                            7                239
         Teva Pharmaceutical Industries Ltd. - ADR                     2                85
         Trimeris Inc. (b)                                             -                12
                                                                                      ---------
                                                                                        2,167
Retail - 10.0%
         Abercrombie & Fitch Co. - Class A (b)                         5                139
         Advance Auto Parts (b)                                        3                152
         Autozone Inc. (b)                                             2                181
         Bed Bath & Beyond Inc. (b)                                    5                194
         Best Buy Co. Inc. (b)                                         1                53
         CBRL Group Inc.                                               2                78
         Darden Restaurants Inc.                                       4                76
         Family Dollar Stores Inc.                                     4                156
         Michaels Stores Inc. (b)                                      2                84
         Office Depot Inc. (b)                                         7                107
         Panera Bread Co. - Class A (b)                                2                88
         Ross Stores Inc.                                              3                132
         Staples Inc. (b)                                              8                149
         Starbucks Corp. (b)                                           9                228
         Talbots Inc.                                                  1                32
         TJX Cos. Inc.                                                 11               209
         Yum! Brands Inc. (b)                                          4                125
                                                                                      ---------
                                                                                        2,183
Savings & Loans - 0.4%
         Brookline Bancorp. Inc.                                       1                9
         Greenpoint Financial Corp.                                    1                71
                                                                                      ---------
                                                                                        80
Semiconductors - 7.9%
         Agere Systems Inc. (b)                                        45               104
         Altera Corp. (b)                                              7                112
         Broadcom Corp. (b)                                            1                20
         Emulex Corp. (b)                                              2                52
         Integrated Circuit Systems Inc. (b)                           4                123
         Integrated Device Technology Inc. (b)                         7                72
         Intersil Corp. (b)                                            2                64
         KLA-Tencor Corp. (b)                                          4                186
         Lam Research Corp. (b)                                        10               188
         Linear Technology Corp.                                       1                45
         Marvell Technology Group Ltd. (b)                             3                120
         Maxim Integrated Products Inc.                                1                41
         Microchip Technology Inc.                                     3                69
         Novellus Systems Inc. (b)                                     4                154
         PMC - Sierra Inc. (b)                                         4                47
         QLogic Corp. (b)                                              4                208
         Silicon Laboratories Inc. (b)                                 3                85
         Skyworks Solutions Inc. (b)                                   2                11
         Vitesse Semiconductor Corp. (b)                               4                17
                                                                                      ---------
                                                                                        1,718
Software - 7.8%
         Adobe Systems Inc.                                            11               350
         BEA Systems Inc. (b)                                          1                13
         BMC Software Inc. (b)                                         12               196
         Business Objects SA - ADR (b)                                 1                15
         Cognos Inc. (b)                                               1                30
         Electronic Arts Inc. (b)                                      4                266
         Fiserv Inc. (b)                                               9                328
         Intuit Inc. (b)                                               1                22
         Mercury Interactive Corp. (b)                                 5                197
         NETIQ Corp. (b)                                               1                17
         SEI Investments Co.                                           5                150
         Veritas Software Corp. (b)                                    4                116
                                                                                      ---------
                                                                                        1,700
Telecommunications - 1.5%
         Amdocs Ltd. (b)                                               2                50
         CenturyTel Inc.                                               6                202
         Cincinnati Bell Inc. (b)                                      3                20
         Citizens Communications Co. (b)                               3                32
         Commonwealth Telephone Enterprises Inc. (b)                   1                23
                                                                                      ---------
                                                                                        327
Telecommunications Equipment - 0.5%
         Advanced Fibre Communications Inc. (b)                        1                17
         CIENA Corp. (b)                                               4                21
         Corning Inc. (b)                                              5                35
         Juniper Networks Inc. (b)                                     4                43
                                                                                      ---------
                                                                                        116
Textiles - 0.7%
         Cintas Corp.                                                  1                21
         Mohawk Industries Inc. (b)                                    3                139
                                                                                      ---------
                                                                                        160
Toys & Hobbies - 0.4%
         Mattel Inc.                                                   5                91

Wireless Telecommunications - 0.5%
         American Tower Corp. (b)                                      2                19
         Nextel Communications Inc. (b)                                3                56
         Western Wireless Corp. (b)                                    2                23
                                                                                      ---------
                                                                                        98
                                                                                      ---------
         Total Common Stocks (cost $19,247)                                             21,035
                                                                                      ---------

Mutual Funds - 2.5%
         Midcap SPDR Trust Series 1                                    6                526
                                                                                      ---------
         Total Mutual Funds (cost $459)                                                 526
                                                                                      ---------

Short Term Investments - 1.6%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       1                1

Repurchase Agreement - 1.6%
         Repurchase Agreement with Bank of America Securities,
         1.15%, (Collateralized by $355 Federal Home Loan
         Mortgage Corporation, 1.05%, due 05/20/04, market value
         $359) acquired on 06/30/03, due 07/01/03 at $344              $344             344
                                                                                      ---------
         Total Short Term Investments (cost $345)                                       345
                                                                                      ---------

Total Investments - 100.8% (cost $20,051)                                               21,906
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.8%)                                             (163)
                                                                                      ---------
Total Net Assets - 100%                                                        $        21,743
                                                                                      ---------
                                                                                      ---------
Putnam/JNL Value Equity Fund

Common Stocks - 96.3%
Aerospace & Defense - 3.1%
         Boeing Co.                                                    102     $        3,501
         Lockheed Martin Corp.                                         46               2,193
         Northrop Grumman Corp.                                        22               1,864
         Rockwell Collins Inc.                                         46               1,137
                                                                                      ---------
                                                                                        8,695
Apparel - 0.1%
         Liz Claiborne Inc.                                            19               659

Banks - 8.2%
         Bank of America Corp.                                         68               5,334
         Bank of New York Co. Inc.                                     87               2,510
         Comerica Inc.                                                 49               2,269
         State Street Corp.                                            46               1,797
         US Bancorp.                                                   178              4,361
         Wachovia Corp.                                                64               2,573
         Wells Fargo & Co.                                             29               1,467
         Zions Bancorp.                                                41               2,080
                                                                                      ---------
                                                                                        22,391
Beverages - 0.3%
         Coca-Cola Co.                                                 20               947

Chemicals - 1.9%
         Dow Chemical Co.                                              93               2,864
         PPG Industries Inc.                                           47               2,364
                                                                                      ---------
                                                                                        5,228
Computers - 5.9%
         Dell Computer Corp. (b)                                       44               1,390
         Hewlett-Packard Co.                                           388              8,272
         International Business Machines Corp.                         49               4,002
         Lexmark International Inc. (b)                                33               2,342
                                                                                      ---------
                                                                                        16,006
Cosmetics & Personal Care - 0.3%
         Kimberly-Clark Corp.                                          16               829

Diversified Financial Services - 9.5%
         Citigroup Inc.                                                259              11,081
         Fannie Mae                                                    51               3,439
         Freddie Mac                                                   77               3,894
         JPMorgan Chase & Co.                                          160              5,479
         MBNA Corp.                                                    99               2,062
                                                                                      ---------
                                                                                        25,955
Electric - 2.9%
         Edison International (b)                                      112              1,835
         Entergy Corp.                                                 17               897
         Exelon Corp.                                                  14               843
         FirstEnergy Corp.                                             45               1,715
         PG&E Corp. (b)                                                100              2,109
         Progress Energy Inc.                                          15               654
                                                                                      ---------
                                                                                        8,053
Electronics - 0.5%
         Solectron Corp. (b)                                           334              1,250

Environmental Control - 0.2%
         Republic Services Inc. (b)                                    29               657

Food - 1.0%
         Kraft Foods Inc.                                              82               2,666

Forest Products & Paper - 0.3%
         Abitibi-Consolidated Inc.                                     120              759

Healthcare - 2.2%
         Anthem Inc. (b)                                               26               2,021
         Boston Scientific Corp. (b)                                   18               1,088
         Johnson & Johnson                                             55               2,828
                                                                                      ---------
                                                                                        5,937
Home Furnishings - 0.4%
         Whirlpool Corp.                                               17               1,102

Household Products - 2.1%
         Avery Dennison Corp.                                          43               2,174
         Fortune Brands Inc.                                           41               2,140
         Newell Rubbermaid Inc.                                        48               1,347
                                                                                      ---------
                                                                                        5,661
Insurance - 5.0%
         ACE Ltd.                                                      62               2,119
         American International Group Inc.                             40               2,229
         Berkshire Hathaway Inc. - Class B (b)                         1                2,503
         Cigna Corp.                                                   23               1,089
         Radian Group Inc.                                             40               1,451
         Travelers Property Casualty Corp.                             101              1,587
         XL Capital Ltd.                                               33               2,748
                                                                                      ---------
                                                                                        13,726
Leisure Time - 1.1%
         Royal Caribbean Cruises Ltd.                                  130              3,011

Machinery - 0.3%
         Dover Corp.                                                   26               773

Manufacturing - 3.5%
         General Electric Co.                                          86               2,464
         Ingersoll-Rand Co. - Class A                                  49               2,295
         Tyco International Ltd.                                       247              4,680
                                                                                      ---------
                                                                                        9,439
Media - 2.2%
         AOL Time Warner Inc. (b)                                      71               1,146
         Liberty Media Corp. (b)                                       135              1,556
         Walt Disney Co.                                               161              3,180
                                                                                      ---------
                                                                                        5,882
Mining - 0.3%
         Peabody Energy Corp.                                          22               732

Office & Business Equipment - 0.4%
         Xerox Corp. (b)                                               91               961

Oil & Gas Producers - 6.3%
         Burlington Resources Inc.                                     22               1,163
         Canadian Natural Resources Ltd.                               17               686
         ConocoPhillips                                                77               4,222
         Exxon Mobil Corp.                                             220              7,882
         GlobalSantaFe Corp.                                           69               1,608
         Total SA - ADR                                                22               1,637
                                                                                      ---------
                                                                                        17,198
Oil & Gas Services - 0.7%
         BJ Services Co. (b)                                           7                269
         Halliburton Co.                                               69               1,594
                                                                                      ---------
                                                                                        1,863
Pharmaceuticals - 13.6%
         Abbott Laboratories                                           124              5,439
         Cardinal Health Inc.                                          57               3,633
         Eli Lilly & Co.                                               10               683
         Forest Laboratories Inc. (b)                                  23               1,273
         King Pharmaceuticals Inc. (b)                                 139              2,046
         Merck & Co. Inc.                                              131              7,938
         Pfizer Inc.                                                   312              10,647
         Wyeth                                                         124              5,667
                                                                                      ---------
                                                                                        37,326
Retail - 4.3%
         Darden Restaurants Inc.                                       125              2,373
         Federated Department Stores Inc.                              26               969
         J.C. Penney Co. Inc.                                          113              1,911
         Limited Brands Inc.                                           51               792
         Lowe's Cos. Inc.                                              25               1,069
         Office Depot Inc. (b)                                         152              2,204
         TJX Cos. Inc.                                                 38               710
         Wal-Mart Stores Inc.                                          31               1,637
                                                                                      ---------
                                                                                        11,665
Savings & Loans - 1.6%
         Washington Mutual Inc.                                        106              4,374

Semiconductors - 2.2%
         Intel Corp.                                                   289              6,011

Software - 4.7%
         BMC Software Inc. (b)                                         93               1,512
         Computer Associates International Inc.                        144              3,206
         Fiserv Inc. (b)                                               34               1,218
         Microsoft Corp.                                               250              6,392
         PeopleSoft Inc. (b)                                           31               539
                                                                                      ---------
                                                                                        12,867
Telecommunications - 5.3%
         BellSouth Corp.                                               58               1,542
         CenturyTel Inc.                                               23               795
         SBC Communications Inc.                                       238              6,089
         Verizon Communications Inc.                                   156              6,153
                                                                                      ---------
                                                                                        14,579
Tobacco - 3.9%
         Altria Group Inc.                                             234              10,633

Transportation - 1.4%
         Canadian National Railway Co.                                 34               1,660
         Union Pacific Corp.                                           40               2,298
                                                                                      ---------
                                                                                        3,958
Wireless Telecommunications - 0.6%
         AT&T Wireless Services Inc. (b)                               94               769
         Motorola Inc.                                                 87               817
                                                                                      ---------
                                                                                        1,586
                                                                                      ---------
         Total Common Stocks (cost $261,353)                                            263,379
                                                                                      ---------

Corporate Bonds - 0.2%
Telecommunications Equipment - 0.2%
         Lucent Technologies Inc.
         2.75%, 06/15/23 (j)                            $              328              297
         2.75%, 06/15/25 (j)                                           328              304
                                                                                      ---------
         Total Corporate Bonds (cost $656)                                              601
                                                                                      ---------
Preferred Stocks - 0.4%
Auto Manufacturers - 0.4%
         Ford Motor Co. Capital Trust II (j)                           5                232
         General Motors Corp., 5.25%                                   36               812
                                                                                      ---------
         Total Preferred Stocks (cost $1,040)                                           1,044
                                                                                      ---------
Short Term Investments - 2.7%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       -                -

Repurchase Agreement - 2.7%
         Repurchase Agreement with Goldman Sachs and Co.,
         1.20%, (Collateralized by $6,425 Federal Home
         Loan Mortgage Corporation, 5.75%, due 04/15/08,
         market value $7,339) acquired on 06/30/03, due
         07/01/03 at $7,256                                            $7,256           7,256
                                                                                      ---------
         Total Short Term Investments (cost $7,256)                                     7,256
                                                                                      ---------

Total Investments - 99.6% (cost $270,307)                                               272,280
                                                                                      ---------
Other Assets and Liabilities, Net - 0.4%                                                1,193
                                                                                      ---------
Total Net Assets - 100%                                                        $        273,473
                                                                                      ---------
                                                                                      ---------

S&P/JNL Aggressive Growth Fund

Mutual Funds - 99.9%
Aggressive Growth - 91.2%
         Alliance Capital/JNL Growth Fund                              278     $        2,450
         Janus/JNL Aggressive Growth Fund                              99               1,518
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                517              3,569
         Lazard/JNL Mid Cap Value Fund                                 29               331
         Lazard/JNL Small Cap Value Fund                               52               554
         Oppenheimer/JNL Global Growth Fund                            94               751
         Putnam/JNL Midcap Fund                                        98               577
         T. Rowe Price/JNL Mid-Cap Growth Fund                         23               489
                                                                                      ---------
                                                                                        10,239
Income - 8.7%
         PIMCO/JNL Total Return Bond Fund                              33               403
         Salomon Brothers/JNL Global Bond Fund                         9                109
         Salomon Brothers/JNL High Yield Bond Fund                     59               469
                                                                                      ---------
                                                                                        981
                                                                                      ---------
         Total Mutual Funds (cost $13,228)                                              11,220
                                                                                      ---------

Total Investments - 99.9% (cost $13,228)                                                11,220
                                                                                      ---------
Other Assets and Liabilities, Net - 0.1%                                                16
                                                                                      ---------
Total Net Assets - 100%                                                        $        11,236
                                                                                      ---------
                                                                                      ---------

S&P/JNL Aggressive Growth Fund I

Mutual Funds - 99.8%
Aggressive Growth - 30.9%
         Alger/JNL Growth Fund                                         286     $        3,647
         Alliance Capital/JNL Growth Fund                              391              3,446
         Eagle/JNL SmallCap Equity Fund                                187              2,581
         Lazard/JNL Mid Cap Value Fund                                 528              5,933
         Lazard/JNL Small Cap Value Fund                               677              7,176
         Oppenheimer/JNL Global Growth Fund                            876              7,012
         Oppenheimer/JNL Growth Fund                                   423              3,269
         T. Rowe Price/JNL Mid-Cap Growth Fund                         182              3,884
                                                                                      ---------
                                                                                        36,948
Growth - 26.3%
         AIM/JNL Premier Equity II Fund                                135              1,150
         Eagle/JNL Core Equity Fund                                    1,221            15,424
         T. Rowe Price/JNL Established Growth Fund                     1,017            14,907
                                                                                      ---------
                                                                                        31,481
Growth & Income - 26.3%
         Janus/JNL Balanced Fund                                       252              2,207
         PPM America/JNL Value Equity Fund                             302              3,765
         Putnam/JNL Value Equity Fund                                  507              7,334
         T. Rowe Price/JNL Value Fund                                  1,804            18,182
                                                                                      ---------
                                                                                        31,488
Income - 16.3%
         PIMCO/JNL Total Return Bond Fund                              540              6,568

PPM America/JNL High Yield Bond Fund                                   1,092            9,470
         Salomon Brothers/JNL Global Bond Fund                         199              2,332
         Salomon Brothers/JNL U.S. Government & Quality
         Bond Fund                                                     87               1,065
                                                                                      ---------
                                                                                        19,435
                                                                                      ---------
         Total Mutual Funds (cost $126,370)                                             119,352
                                                                                      ---------

Total Investments - 99.8% (cost $126,370)                                               119,352
                                                                                      ---------
Other Assets and Liabilities, Net - 0.2%                                                248
                                                                                      ---------
Total Net Assets - 100%                                                        $        119,600
                                                                                      ---------
                                                                                      ---------

S&P/JNL Aggressive Growth Fund II

Mutual Funds - 100.1%
Aggressive Growth - 64.4%
         Alliance Capital/JNL Growth Fund                              112     $        986
         Janus/JNL Aggressive Growth Fund                              20               309
         Lazard/JNL Mid Cap Value Fund                                 16               182
         Lazard/JNL Small Cap Value Fund                               27               291
         Oppenheimer/JNL Global Growth Fund                            26               212
         Oppenheimer/JNL Growth Fund                                   29               228
         T. Rowe Price/JNL Mid-Cap Growth Fund                         6                121
                                                                                      ---------
                                                                                        2,329
Growth - 1.9%
         AIM/JNL Premier Equity II Fund                                8                70

Growth & Income - 18.8%
         Putnam/JNL Value Equity Fund                                  47               680

Income - 15.0%
         PIMCO/JNL Total Return Bond Fund                              16               199
         Salomon Brothers/JNL Global Bond Fund                         6                72
         Salomon Brothers/JNL High Yield Bond Fund                     34               272
                                                                                        543
                                                                                      ---------
         Total Mutual Funds (cost $3,952)                                               3,622
                                                                                      ---------
Total Investments - 100.1% (cost $3,952)                                                3,622
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.1%)                                             (4)
                                                                                      ---------
Total Net Assets - 100%                                                        $        3,618
                                                                                      ---------
                                                                                      ---------

S&P/JNL Conservative Growth Fund

Mutual Funds - 99.9%
Aggressive Growth - 49.9%
         Alliance Capital/JNL Growth Fund                              260     $        2,298
         Janus/JNL Aggressive Growth Fund                              82               1,254
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                447              3,086
         Oppenheimer/JNL Global Growth Fund                            72               580
                                                                                      ---------
                                                                                        7,218
Greater Opportunity for Stability - 13.2%
         PPM America/JNL Money Market Fund                             1,907            1,907

Growth & Income - 9.9%
         Janus/JNL Growth & Income Fund                                47               292
         Salomon Brothers/JNL Balanced Fund                            110              1,139
                                                                                      ---------
                                                                                        1,431
Income - 26.9%
         PIMCO/JNL Total Return Bond Fund                              168              2,041
         Salomon Brothers/JNL Global Bond Fund                         50               585
         Salomon Brothers/JNL High Yield Bond Fund                     157              1,256
                                                                                      ---------
                                                                                        3,882
                                                                                      ---------
         Total Mutual Funds (cost $15,174)                                              14,438
                                                                                      ---------

Total Investments - 99.9% (cost $15,174)                                                14,438
                                                                                      ---------
Other Assets and Liabilities, Net - 0.1%                                                9
                                                                                      ---------
Total Net Assets - 100%                                                        $        14,447
                                                                                      ---------
                                                                                      ---------

S&P/JNL Conservative Growth Fund I

Mutual Funds - 99.8%
Aggressive Growth - 5.2%
         Alger/JNL Growth Fund                                         245     $        3,127
         Alliance Capital/JNL Growth Fund                              336              2,960
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                1,365            9,417
                                                                                      ---------
                                                                                        15,504
Greater Opportunity for Stability - 9.8%
         PPM America/JNL Money Market Fund                             29,347           29,347

Growth - 28.1%
         AIM/JNL Premier Equity II Fund                                347              2,962
         Eagle/JNL Core Equity Fund                                    2,415            30,503
         Mellon Capital Management/JNL International Index Fund        987              9,091
         Mellon Capital Management/JNL S&P 500 Index Fund              1,796            15,574
         T. Rowe Price/JNL Established Growth Fund                     1,738            25,487
                                                                                      ---------
                                                                                        83,617
Growth & Income - 20.9%
         Janus/JNL Balanced Fund                                       325              2,848
         PPM America/JNL Balanced Fund                                 213              3,072
         Putnam/JNL Value Equity Fund                                  868              12,555
         T. Rowe Price/JNL Value Fund                                  4,328            43,627
                                                                                      ---------
                                                                                        62,102
Income - 35.8%
         Mellon Capital Management/JNL Bond Index Fund                 1,021            11,044
         PIMCO/JNL Total Return Bond Fund                              2,321            28,228
         PPM America/JNL High Yield Bond Fund                          2,104            18,240
         Salomon Brothers/JNL Global Bond Fund                         2,306            26,977
         Salomon Brothers/JNL U.S. Government & Quality
         Bond Fund                                                     1,790            22,030
                                                                                      ---------
                                                                                        106,519
                                                                                      ---------

         Total Mutual Funds (cost $300,261)                                             297,089
                                                                                      ---------

Total Investments - 99.8% (cost $300,261)                                               297,089
                                                                                      ---------
Other Assets and Liabilities, Net - 0.2%                                                518
                                                                                      ---------
Total Net Assets - 100%                                                        $        297,607
                                                                                      ---------
                                                                                      ---------

S&P/JNL Conservative Growth Fund II

Mutual Funds - 100.0%
Aggressive Growth - 35.5%
         Alliance Capital/JNL Growth Fund                              276     $        2,432
         Janus/JNL Aggressive Growth Fund                              46               699
         Lazard/JNL Mid Cap Value Fund                                 35               397
         Oppenheimer/JNL Global Growth Fund                            49               389
         Oppenheimer/JNL Growth Fund                                   93               719
                                                                                      ---------
                                                                                        4,636
Growth - 1.9%
         AIM/JNL Premier Equity II Fund                                30               256

Growth & Income - 26.5%
         Putnam/JNL Value Equity Fund                                  152              2,193
         Salomon Brothers/JNL Balanced Fund                            123              1,273
                                                                                      ---------
                                                                                        3,466
Income - 36.1%
         PIMCO/JNL Total Return Bond Fund                              120              1,461
         Salomon Brothers/JNL Global Bond Fund                         134              1,569
         Salomon Brothers/JNL High Yield Bond Fund                     210              1,682
                                                                                      ---------
                                                                                        4,712
                                                                                      ---------
         Total Mutual Funds (cost $13,115)                                              13,070
                                                                                      ---------

Total Investments - 100.0% (cost $13,115)                                               13,070
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                (2)
                                                                                      ---------
Total Net Assets - 100%                                                        $        13,068
                                                                                      ---------
                                                                                      ---------

S&P/JNL Core Index 100 Fund

Mutual Funds - 99.3%
Aggressive Growth - 39.2%
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                956     $        6,596
         Mellon Capital Management/JNL S&P 400 Mid Cap
         Index Fund                                                    127              1,220
         Mellon Capital Management/JNL Small Cap Index Fund            164              1,525
                                                                                      ---------
                                                                                        9,341
Greater Opportunity for Stability - 9.0%
         PPM America/JNL Money Market Fund                             2,138            2,138

Growth - 32.5%
         Mellon Capital Management/JNL International Index Fund        130              1,198
         Mellon Capital Management/JNL S&P 500 Index Fund              756              6,552
                                                                                      ---------
                                                                                        7,750
Income - 18.6%
         Mellon Capital Management/JNL Bond Index Fund                 408              4,419
                                                                                      ---------
         Total Mutual Funds (cost $22,565)                                              23,648
                                                                                      ---------

Total Investments - 99.3% (cost $22,565)                                                23,648
                                                                                      ---------
Other Assets and Liabilities, Net - 0.7%                                                157
                                                                                      ---------
Total Net Assets - 100%                                                        $        23,805
                                                                                      ---------
                                                                                      ---------

S&P/JNL Core Index 50 Fund

Mutual Funds - 100.0%
Aggressive Growth - 40.1%
         Alger/JNL Growth Fund                                         11      $        139
         Alliance Capital/JNL Growth Fund                              22               198
         Eagle/JNL SmallCap Equity Fund                                5                74
         Janus/JNL Aggressive Growth Fund                              5                71
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                5                35
         Lazard/JNL Mid Cap Value Fund                                 6                68
         Lazard/JNL Small Cap Value Fund                               10               104
         Mellon Capital Management/JNL S&P 400
         Mid Cap Index Fund                                            22               208
         Mellon Capital Management/JNL Small Cap Index Fund            15               144
         Oppenheimer/JNL Global Growth Fund                            21               170
         Oppenheimer/JNL Growth Fund                                   8                64
         T. Rowe Price/JNL Mid-Cap Growth Fund                         5                110
                                                                                      ---------
                                                                                        1,385
Growth - 53.9%
         AIM/JNL Premier Equity II Fund                                4                33
         Eagle/JNL Core Equity Fund                                    16               204
         Mellon Capital Management/JNL International Index Fund        18               170
         Mellon Capital Management/JNL S&P 500 Index Fund              135              1,172
         T. Rowe Price/JNL Established Growth Fund                     19               281
                                                                                      ---------
                                                                                        1,860
Growth & Income - 6.0%
         Putnam/JNL Value Equity Fund                                  2                35
         T. Rowe Price/JNL Value Fund                                  17               173
                                                                                      ---------
                                                                                        208
                                                                                      ---------
         Total Mutual Funds (cost $3,282)                                               3,453
                                                                                      ---------

Total Investments - 100.0% (cost $3,282)                                                3,453
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                -
                                                                                      ---------
Total Net Assets - 100%                                                        $        3,453
                                                                                      ---------
                                                                                      ---------

S&P/JNL Core Index 75 Fund

Mutual Funds - 99.5%
Aggressive Growth - 41.6%
         Alger/JNL Growth Fund                                         10      $        128
         Alliance Capital/JNL Growth Fund                              21               181
         Eagle/JNL SmallCap Equity Fund                                10               135
         Janus/JNL Aggressive Growth Fund                              4                65
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                157              1,086
         Lazard/JNL Mid Cap Value Fund                                 6                63
         Lazard/JNL Small Cap Value Fund                               12               127
         Mellon Capital Management/JNL S&P 400 Mid Cap
         Index Fund                                                    27               254
         Mellon Capital Management/JNL Small Cap Index Fund            28               265
         Oppenheimer/JNL Global Growth Fund                            16               124
         Oppenheimer/JNL Growth Fund                                   8                59
         T. Rowe Price/JNL Mid-Cap Growth Fund                         6                135
                                                                                      ---------
                                                                                        2,622
Growth - 41.2%
         AIM/JNL Premier Equity II Fund                                7                61
         Eagle/JNL Core Equity Fund                                    10               125
         Mellon Capital Management/JNL International Index Fund        34               311
         Mellon Capital Management/JNL S&P 500 Index Fund              219              1,902
         T. Rowe Price/JNL Established Growth Fund                     13               194
                                                                                      ---------
                                                                                        2,593
Growth & Income - 3.0%
         Putnam/JNL Value Equity Fund                                  4                64
         T. Rowe Price/JNL Value Fund                                  13               127
                                                                                      ---------
                                                                                        191
Income - 13.7%
         Mellon Capital Management/JNL Bond Index Fund                 80               861
                                                                                      ---------
         Total Mutual Funds (cost $5,943)                                               6,267
                                                                                      ---------

Total Investments - 99.5% (cost $5,943)                                                 6,267
                                                                                      ---------
Other Assets and Liabilities, Net - 0.5%                                                29
                                                                                      ---------
Total Net Assets - 100%                                                        $        6,296
                                                                                      ---------
                                                                                      ---------

S&P/JNL Equity Aggressive Growth Fund I

Mutual Funds - 100.0%
Aggressive Growth - 43.5%
         Alger/JNL Growth Fund                                         152     $        1,941
         Alliance Capital/JNL Growth Fund                              416              3,669
         Eagle/JNL SmallCap Equity Fund                                90               1,237
         Lazard/JNL Mid Cap Value Fund                                 269              3,028
         Lazard/JNL Small Cap Value Fund                               252              2,669
         Oppenheimer/JNL Global Growth Fund                            186              1,491
         Oppenheimer/JNL Growth Fund                                   135              1,041
         T. Rowe Price/JNL Mid-Cap Growth Fund                         78               1,654
                                                                                      ---------
                                                                                        16,730
Growth - 30.1%
         Eagle/JNL Core Equity Fund                                    330              4,166
         Janus/JNL Global Equities Fund                                96               1,436
         T. Rowe Price/JNL Established Growth Fund                     406              5,956
                                                                                      ---------
                                                                                        11,558
Growth & Income - 26.4%
         PPM America/JNL Value Equity Fund                             193              2,405
         Putnam/JNL Value Equity Fund                                  135              1,951
         T. Rowe Price/JNL Value Fund                                  576              5,802
                                                                                      ---------
                                                                                        10,158
                                                                                      ---------
         Total Mutual Funds (cost $41,461)                                              38,446
                                                                                      ---------

Total Investments - 100.0% (cost $41,461)                                               38,446
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                (10)
                                                                                      ---------
Total Net Assets - 100%                                                        $        38,436
                                                                                      ---------
                                                                                      ---------

S&P/JNL Equity Aggressive Growth Fund II

Mutual Funds - 99.9%
Aggressive Growth - 73.3%
         Alliance Capital/JNL Growth Fund                              42      $        368
         Janus/JNL Aggressive Growth Fund                              11               167
         Lazard/JNL Mid Cap Value Fund                                 9                105
         Lazard/JNL Small Cap Value Fund                               12               131
         Oppenheimer/JNL Global Growth Fund                            6                51
         Oppenheimer/JNL Growth Fund                                   11               82
         T. Rowe Price/JNL Mid-Cap Growth Fund                         3                57
                                                                                      ---------
                                                                                        961
Growth - 3.7%
         Janus/JNL Global Equities Fund                                3                48

Growth & Income - 22.9%
         Putnam/JNL Value Equity Fund                                  21               300
                                                                                      ---------
         Total Mutual Funds (cost $1,549)                                               1,309
                                                                                      ---------

Total Investments - 99.9% (cost $1,549)                                                 1,309
                                                                                      ---------
Other Assets and Liabilities, Net - 0.1%                                                1
                                                                                      ---------
Total Net Assets - 100%                                                        $        1,310
                                                                                      ---------
                                                                                      ---------

S&P/JNL Equity Growth Fund I

Mutual Funds - 99.4%
Aggressive Growth - 37.1%
         Alger/JNL Growth Fund                                         472     $        6,022
         Alliance Capital/JNL Growth Fund                              1,290            11,379
         Eagle/JNL SmallCap Equity Fund                                186              2,564
         Lazard/JNL Mid Cap Value Fund                                 628              7,061
         Lazard/JNL Small Cap Value Fund                               670              7,103
         Oppenheimer/JNL Global Growth Fund                            433              3,461
         Oppenheimer/JNL Growth Fund                                   416              3,219
         T. Rowe Price/JNL Mid-Cap Growth Fund                         181              3,863
                                                                                      ---------
                                                                                        44,672
Growth - 29.0%
         Eagle/JNL Core Equity Fund                                    1,026            12,955
         Janus/JNL Global Equities Fund                                223              3,337
         T. Rowe Price/JNL Established Growth Fund                     1,265            18,544
                                                                                      ---------
                                                                                        34,836
Growth & Income - 33.3%
         PPM America/JNL Value Equity Fund                             601              7,487
         Putnam/JNL Value Equity Fund                                  672              9,722
         T. Rowe Price/JNL Value Fund                                  2,269            22,872
                                                                                      ---------
                                                                                        40,081
                                                                                      ---------
         Total Mutual Funds (cost $129,826)                                             119,589
                                                                                      ---------

Total Investments - 99.4% (cost $129,826)                                               119,589
                                                                                      ---------
Other Assets and Liabilities, Net - 0.6%                                                728
                                                                                      ---------
Total Net Assets - 100%                                                        $        120,317
                                                                                      ---------
                                                                                      ---------

S&P/JNL Equity Growth Fund II

Mutual Funds - 100.0%
Aggressive Growth - 63.3%
         Alliance Capital/JNL Growth Fund                              172     $        1,517
         Janus/JNL Aggressive Growth Fund                              31               473
         Lazard/JNL Mid Cap Value Fund                                 20               224
         Lazard/JNL Small Cap Value Fund                               48               507
         Oppenheimer/JNL Global Growth Fund                            21               165
         Oppenheimer/JNL Growth Fund                                   46               356
         T. Rowe Price/JNL Mid-Cap Growth Fund                         14               309
                                                                                      ---------
                                                                                        3,551
Growth - 6.7%
         AIM/JNL Premier Equity II Fund                                25               217
         Janus/JNL Global Equities Fund                                11               158
                                                                                      ---------
                                                                                        375
Growth & Income - 30.0%
         Putnam/JNL Value Equity Fund                                  117              1,685
                                                                                      ---------
         Total Mutual Funds (cost $6,272)                                               5,611
                                                                                      ---------


Total Investments - 100.0% (cost $6,272)                                                5,611
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                (2)
                                                                                      ---------
Total Net Assets - 100%                                                        $        5,609
                                                                                      ---------
                                                                                      ---------

S&P/JNL Moderate Growth Fund

Mutual Funds - 100.0%
Aggressive Growth - 68.0%
         Alliance Capital/JNL Growth Fund                              508     $        4,477
         Janus/JNL Aggressive Growth Fund                              177              2,718
         JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                815              5,622
         Lazard/JNL Mid Cap Value Fund                                 69               772
         Lazard/JNL Small Cap Value Fund                               97               1,033
         Oppenheimer/JNL Global Growth Fund                            188              1,505
         Putnam/JNL Midcap Fund                                        91               537
         T. Rowe Price/JNL Mid-Cap Growth Fund                         40               851
                                                                                      ---------
                                                                                        17,515
Growth & Income - 10.6%
         Janus/JNL Growth & Income Fund                                163              1,011
         Salomon Brothers/JNL Balanced Fund                            167              1,728
                                                                                      ---------
                                                                                        2,739
Income - 21.4%
         PIMCO/JNL Total Return Bond Fund                              233              2,832
         Salomon Brothers/JNL Global Bond Fund                         65               762
         Salomon Brothers/JNL High Yield Bond Fund                     239              1,910
                                                                                      ---------
                                                                                        5,504
                                                                                      ---------
         Total Mutual Funds (cost $27,327)                                              25,758
                                                                                      ---------

Total Investments - 100.0% (cost $27,327)                                               25,758
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                11
                                                                                      ---------
Total Net Assets - 100%                                                        $        25,769
                                                                                      ---------
                                                                                      ---------

S&P/JNL Moderate Growth Fund I

Mutual Funds - 99.4%
Aggressive Growth - 16.4%
         Alger/JNL Growth Fund                                         689     $        8,790
         Alliance Capital/JNL Growth Fund                              943              8,317
         Eagle/JNL SmallCap Equity Fund                                338              4,658
         Lazard/JNL Mid Cap Value Fund                                 1,528            17,170
         Lazard/JNL Small Cap Value Fund                               1,225            12,984
         Oppenheimer/JNL Global Growth Fund                            1,059            8,471
         T. Rowe Price/JNL Mid-Cap Growth Fund                         438              9,337
                                                                                      ---------
                                                                                        69,727
Greater Opportunity for Stability - 5.3%
         PPM America/JNL Money Market Fund                             22,539           22,539

Growth - 26.6%
         AIM/JNL Premier Equity II Fund                                488              4,163
         Eagle/JNL Core Equity Fund                                    3,736            47,189
         Mellon Capital Management/JNL International Index Fund        1,387            12,771
         Mellon Capital Management/JNL S&P 500 Index Fund              1,011            8,764
         T. Rowe Price/JNL Established Growth Fund                     2,752            40,347
                                                                                      ---------
                                                                                        113,234
Growth & Income - 25.4%
         Janus/JNL Balanced Fund                                       1,372            12,019
         PPM America/JNL Balanced Fund                                 600              8,646
         PPM America/JNL Value Equity Fund                             364              4,529
         Putnam/JNL Value Equity Fund                                  1,221            17,657
         T. Rowe Price/JNL Value Fund                                  6,516            65,685
                                                                                      ---------
                                                                                        108,536
Income - 25.7%
         Mellon Capital Management/JNL Bond Index Fund                 1,078            11,664
         PIMCO/JNL Total Return Bond Fund                              2,616            31,812
         PPM America/JNL High Yield Bond Fund                          1,977            17,144
         Salomon Brothers/JNL Global Bond Fund                         2,528            29,573
         Salomon Brothers/JNL U.S. Government & Quality
         Bond Fund                                                     1,574            19,380
                                                                                      ---------
                                                                                        109,573
                                                                                      ---------
         Total Mutual Funds (cost $434,560)                                             423,609
                                                                                      ---------

Total Investments - 99.4% (cost $434,560)                                               423,609
                                                                                      ---------
Other Assets and Liabilities, Net - 0.6%                                                2,716
                                                                                      ---------
Total Net Assets - 100%                                                        $        426,325
                                                                                      ---------
                                                                                      ---------

S&P/JNL Moderate Growth Fund II
Mutual Funds - 100.1%
Aggressive Growth - 45.8%
         Alliance Capital/JNL Growth Fund                              360     $        3,177
         Janus/JNL Aggressive Growth Fund                              71               1,095
         Lazard/JNL Mid Cap Value Fund                                 46               519
         Lazard/JNL Small Cap Value Fund                               66               694
         Oppenheimer/JNL Global Growth Fund                            106              844
         Oppenheimer/JNL Growth Fund                                   122              940
         T. Rowe Price/JNL Mid-Cap Growth Fund                         27               570
                                                                                      ---------
                                                                                        7,839
Growth - 2.0%
         AIM/JNL Premier Equity II Fund                                39               334

Growth & Income - 26.4%
         Putnam/JNL Value Equity Fund                                  198              2,865
         Salomon Brothers/JNL Balanced Fund                            160              1,660
                                                                                      ---------
                                                                                        4,525
Income - 25.9%
         PIMCO/JNL Total Return Bond Fund                              118              1,430
         Salomon Brothers/JNL Global Bond Fund                         117              1,365
         Salomon Brothers/JNL High Yield Bond Fund                     205              1,645
                                                                                      ---------
                                                                                        4,440
                                                                                      ---------
         Total Mutual Funds (cost $17,690)                                              17,138
                                                                                      ---------

Total Investments - 100.1% (cost $17,690)                                               17,138
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.1%)                                             (14)
                                                                                      ---------
Total Net Assets - 100%                                                        $        17,124
                                                                                      ---------
                                                                                      ---------

S&P/JNL Very Aggressive Growth Fund I
Mutual Funds - 100.0%
Aggressive Growth - 47.5%
         Alger/JNL Growth Fund                                         183     $        2,333
         Alliance Capital/JNL Growth Fund                              499              4,403
         Eagle/JNL SmallCap Equity Fund                                108              1,491
         Lazard/JNL Mid Cap Value Fund                                 324              3,642
         Lazard/JNL Small Cap Value Fund                               302              3,203
         Oppenheimer/JNL Global Growth Fund                            279              2,228
         Oppenheimer/JNL Growth Fund                                   160              1,240
         T. Rowe Price/JNL Mid-Cap Growth Fund                         164              3,499
                                                                                      ---------
                                                                                        22,039
Growth - 26.1%
         Eagle/JNL Core Equity Fund                                    144              1,824
         Janus/JNL Global Equities Fund                                143              2,147
         T. Rowe Price/JNL Established Growth Fund                     556              8,155
                                                                                      ---------
                                                                                        12,126
Growth & Income - 26.4%
         PPM America/JNL Value Equity Fund                             233              2,903
         Putnam/JNL Value Equity Fund                                  163              2,356
         T. Rowe Price/JNL Value Fund                                  694              6,994
                                                                                      ---------
                                                                                        12,253
                                                                                      ---------
         Total Mutual Funds (cost $50,592)                                              46,418
                                                                                      ---------

Total Investments - 100.0% (cost $50,592)                                               46,418
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                (24)
                                                                                      ---------
Total Net Assets - 100%                                                        $        46,394
                                                                                      ---------
                                                                                      ---------

S&P/JNL Very Aggressive Growth Fund II

Mutual Funds - 100.0%
Aggressive Growth - 78.7%
         Alliance Capital/JNL Growth Fund                              64      $        561
         Janus/JNL Aggressive Growth Fund                              15               232
         Lazard/JNL Mid Cap Value Fund                                 14               160
         Lazard/JNL Small Cap Value Fund                               19               201
         Oppenheimer/JNL Global Growth Fund                            12               98
         Oppenheimer/JNL Growth Fund                                   21               163
         T. Rowe Price/JNL Mid-Cap Growth Fund                         7                154
                                                                                      ---------
                                                                                        1,569
Growth - 4.7%
         Janus/JNL Global Equities Fund                                6                94

Growth & Income - 16.6%
         Putnam/JNL Value Equity Fund                                  23               332
                                                                                      ---------
         Total Mutual Funds (cost $2,510)                                               1,995
                                                                                      ---------

Total Investments - 100.0% (cost $2,510)                                                1,995
                                                                                      ---------
Other Assets and Liabilities, Net - 0.0%                                                -
                                                                                      ---------
Total Net Assets - 100%                                                        $        1,995
                                                                                      ---------
                                                                                      ---------

Salomon Brothers/JNL Balanced Fund

Common Stocks - 59.4%
Aerospace & Defense - 0.9%
         United Technologies Corp.                                     2       $        149

Agriculture - 0.1%
         Monsanto Co.                                                  -                8

Auto Manufacturers - 0.1%
         DaimlerChrysler AG                                            1                24

Banks - 5.7%
         Bank of America Corp.                                         1                111
         Bank of New York Co. Inc.                                     13               374
         FleetBoston Financial Corp.                                   5                143
         Mercantile Bankshares Corp.                                   1                43
         SunTrust Banks Inc.                                           1                65
         Wachovia Corp.                                                6                236
                                                                                      ---------
                                                                                        972
Beverages - 3.3%
         Anheuser-Busch Cos. Inc.                                      3                143
         Coca-Cola Co.                                                 4                181
         Coca-Cola Enterprises Inc.                                    5                83
         PepsiCo Inc.                                                  4                156
                                                                                      ---------
                                                                                        563
Computers - 4.2%
         Hewlett-Packard Co.                                           7                151
         International Business Machines Corp. (f)                     5                388
         Sun Microsystems Inc. (b)                                     36               167
                                                                                      ---------
                                                                                        706
Cosmetics & Personal Care - 2.6%
         Gillette Co.                                                  6                188
         Kimberly-Clark Corp.                                          1                63
         Procter & Gamble Co.                                          2                187
                                                                                      ---------
                                                                                        438
Diversified Financial Services - 5.6%
         American Express Co.                                          4                176
         JPMorgan Chase & Co. (f)                                      16               547
         Merrill Lynch & Co. Inc.                                      5                219
                                                                                      ---------
                                                                                        942
Electric - 0.2%
         American Electric Power Co. Inc.                              1                39

Food - 4.0%
         Del Monte Foods Co. (b)                                       1                8
         H.J. Heinz Co.                                                2                66
         Hormel Foods Corp.                                            4                85
         Kroger Co. (b)                                                10               158
         Safeway Inc. (b)                                              15               301
         Sara Lee Corp.                                                3                53
                                                                                      ---------
                                                                                        671
Healthcare - 1.6%
         Bausch & Lomb Inc.                                            1                30
         Johnson & Johnson                                             5                243
         Zimmer Holdings Inc. (b)                                      -                5
                                                                                      ---------
                                                                                        278
Insurance - 5.3%
         Allstate Corp.                                                4                153
         American International Group Inc.                             6                304
         Berkshire Hathaway Inc. - Class B (b)                         -                294
         Chubb Corp.                                                   1                66
         Cigna Corp.                                                   1                42
         Horace Mann Educators Corp.                                   2                39
                                                                                      ---------
                                                                                        898
Manufacturing - 1.9%
         Eastman Kodak Co.                                             1                36
         General Electric Co.                                          10               281
                                                                                      ---------
                                                                                        317
Media - 2.5%
         AOL Time Warner Inc. (b)                                      11               174
         Comcast Corp. - Class A (b)                                   4                118
         Hughes Electronics Corp. (b)                                  7                88
         Liberty Media Corp. (b)                                       4                50
                                                                                      ---------
                                                                                        430
Mining - 2.0%
         Alcoa Inc.                                                    13               337

Oil & Gas Producers - 2.7%
         Amerada Hess Corp.                                            1                39
         BP Plc - ADR                                                  1                42
         Diamond Offshore Drilling Inc.                                6                115
         Exxon Mobil Corp.                                             2                65
         Royal Dutch Petroleum Co. - NYS                               1                42
         Transocean Inc. (b)                                           7                156
                                                                                      ---------
                                                                                        459
Oil & Gas Services - 0.4%
         Schlumberger Ltd.                                             1                67

Pharmaceuticals - 7.1%
         Abbott Laboratories                                           7                284
         Bristol-Myers Squibb Co.                                      1                35
         Merck & Co. Inc.                                              2                139
         Novartis AG - ADR                                             7                259
         Pfizer Inc.                                                   12               398
         Wyeth                                                         2                83
                                                                                      ---------
                                                                                        1,198
Retail - 4.0%
         Costco Wholesale Corp. (b)                                    6                201
         Federated Department Stores Inc.                              4                144
         Home Depot Inc.                                               7                229
         McDonald's Corp.                                              5                110
                                                                                      ---------
                                                                                        684
Semiconductors - 0.1%
         Intel Corp.                                                   1                21

Software - 0.3%
         Microsoft Corp.                                               2                51

Telecommunications - 2.5%
         AT&T Corp.                                                    2                46
         SBC Communications Inc.                                       3                76
         Verizon Communications Inc.                                   7                294
                                                                                      ---------
                                                                                        416
Telecommunications Equipment - 0.6%
         Lucent Technologies Inc. (b)                                  53               108

Transportation - 0.5%
         Canadian National Railway Co.                                 1                68
         United Parcel Service Inc.                                    -                19
                                                                                      ---------
                                                                                        87
Wireless Telecommunications - 1.2%
         AT&T Wireless Services Inc. (b)                               13               103
         Motorola Inc.                                                 11               105
                                                                                      ---------
                                                                                        208
                                                                                      ---------
         Total Common Stocks (cost $11,281)                                             10,071
                                                                                      ---------

Corporate Bonds - 11.0%
Asset Backed Securities - 1.1%
         Household Automotive Trust, 1.73%, 12/17/07 (f)               $75              75
         Prime Credit Card Master Trust, 6.70%, 10/15/09 (f)           125              137
                                                                                      ---------
                                                                                        212
Banks - 0.6%
         Standard Chartered Bank, 8.00%, 05/30/31 (e)                  75               95

Chemicals - 0.2%
         Potash Corp. of Saskatchewan, 4.875%, 03/01/13                25               26

Diversified Financial Services - 3.8%
         CIT Group Inc., 7.75%, 04/02/12                               25               30
         Countrywide Home Loans Inc., 5.625%, 05/15/07                 50               55
         Credit Suisse First Boston USA Inc., 4.625%, 01/15/08         50               53
         Ford Motor Credit Co., 7.875%, 06/15/10 (f)                   60               64
         General Electric Capital Corp., 3.50%, 05/01/08               50               51
         General Motors Acceptance Corp., 6.875%, 09/15/11 (f)         65               65
         Goldman Sachs Group Inc., 6.60%, 01/15/12 (f)                 75               87
         Household Finance Corp., 8.00%, 07/15/10                      50               62
         International Lease Finance Corp., 6.375%, 03/15/09           30               34
         Morgan Stanley, 4.25%, 05/15/10                               50               51
         SLM Corp., 1.45%, 04/25/06 (g)                                25               25
         Washington Mutual Financial Corp., 6.875%, 05/15/11           50               59
                                                                                      ---------
                                                                                        636
Electric - 0.5%
         Dominion Resources Inc., 4.125%, 02/15/08                     50               52
         Nisource Finance Corp., 7.50%, 11/15/03                       25               26
                                                                                      ---------
                                                                                        78
Food - 1.0%
         HJ Heinz Finance Co., 6.75%, 03/15/32 (f)                     75               89
         Kellogg Co., 2.875%, 06/01/08                                 25               26
         Safeway Inc., 7.25%, 02/01/31                                 50               56
                                                                                      ---------
                                                                                        171
Forest Products & Paper - 0.2%
         Nexfor Inc., 7.25%, 07/01/12                                  25               28

Holding Companies - Diversified - 0.2%
         Hutchison Whampoa International Ltd., 6.50%, 02/13/13 (e)     40               42

Media - 1.4%
         AOL Time Warner Inc., 7.625%, 04/15/31                        50               58
         AT&T Broadband Corp., 8.375%, 03/15/13                        25               31
         COX Communications Inc., 7.75%, 11/01/10                      50               61
         Viacom Inc., 6.625%, 05/15/11 (f)                             75               89
                                                                                      ---------
                                                                                        239
Mining - 0.2%
         WMC Finance USA, 5.125%, 05/15/13 (e)                         25               26

Oil & Gas Producers - 0.5%
         Devon Financing Corp. ULC, 6.875%, 09/30/11                   50               59
         Valero Energy Corp., 7.50%, 04/15/32                          25               28
                                                                                        87
Real Estate - 0.2%
         Boston Properties Inc., 6.25%, 01/15/13                       25               27

Savings & Loans - 0.1%
         Independence Community Bank, 3.50%, 06/20/13                  25               25

Telecommunications - 0.5%
         Sprint Captial Corp., 8.375%, 03/15/12                        75               90

Water - 0.1%
         United Utilities Plc, 4.55%, 06/19/18                         25               24

Wireless Telecommunications - 0.4%
         AT&T Wireless Services Inc., 8.75%, 03/01/31 (f)              50               62
                                                                                      ---------
         Total Corporate Bonds (cost $1,718)                                            1,868
                                                                                      ---------

Preferred Stocks - 2.2%
Media - 2.2%
         News Corp. Ltd. - ADR (f)                                     14               362
                                                                                      ---------
         Total Preferred Stocks (cost $378)                                             362
                                                                                      ---------

Government Securities - 19.3%
U.S. Government Agencies - 14.2%
         Federal National Mortgage Association
         5.50%, TBA (c)                                                $140             145
         6.00%, TBA (c)                                                170              176
         6.50%, TBA (c)                                                1,150            1,196
         7.00%, TBA (c)                                                240              252
         5.50%, 02/15/06                                               200              220
         6.25%, 02/01/11                                               200              231
         7.00%, 07/01/15                                               11               11
         6.50%, 07/01/28 (f)                                           90               94
         7.00%, 02/01/29                                               20               21
         8.00%, 08/01/30                                               36               38
         7.50%, 02/01/31                                               20               22
                                                                                      ---------
                                                                                        2,406
U.S. Treasury Securities - 5.1%
         U.S. Treasury Bond, 6.125%, 08/15/29                          200              244
         U.S. Treasury Note
         5.875%, 11/15/04                                              350              372
         2.625%, 05/15/08                                              75               76
         5.75%, 08/15/10                                               150              176
                                                                                      ---------
                                                                                        868
                                                                                      ---------
         Total Government Securities (cost $3,144)                                      3,274
                                                                                      ---------

Municipals - 0.3%
         Region of Lombardy, 5.804%, 10/25/32                          50               55
                                                                                      ---------
         Total Municipals (cost $50)                                                    55
                                                                                      ---------

Short Term Investments - 18.0%
Money Market Funds - 10.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       846              846
         Dreyfus Government Cash Management, 0.98% (a)                 846              846
                                                                                      ---------
                                                                                        1,692
Repurchase Agreement - 8.0%
         Repurchase Agreement with Mellon Trust, 0.41%,
         (Collateralized by $1,447, Federal Home Loan Mortgage
         Corporation, 5.15%, due 01/15/32, market value $1,483)
         acquired on 06/30/03, due 07/01/03 at $1,360                  $1,360           1,360
                                                                                      ---------
         Total Short Term Investments (cost $3,052)                                     3,052
                                                                                      ---------

Total Investments - 110.2% (cost $19,623)                                               18,682
                                                                                      ---------
Other Assets and Liabilities, Net -  (10.2%)                                            (1,726)
                                                                                      ---------
Total Net Assets - 100%                                                        $        16,956
                                                                                      ---------
                                                                                      ---------

Salomon Brothers/JNL Global Bond Fund

Common Stocks - 0.2%
Computers - 0.0%
         Axiohm Transaction Solutions Inc. (b)                         1       $        -

Household Products - 0.0%
         ContinentalAFA Dispensing Co. (b) (e)                         9                34

Telecommunications - 0.1%
         NTL Inc. (b)                                                  4                168

Textiles - 0.0%
         Pillowtex Corp. (b)                                           -                -

Wireless Telecommunications - 0.1%
         Spectrasite Inc. (b)                                          3                149
                                                                                      ---------
         Total Common Stocks (cost $776)                                                351
                                                                                      ---------

Corporate Bonds - 35.9%
Advertising - 0.2%
         RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)           $175             204
         SITEL Corp., 9.25%, 03/15/06                                  150              142
                                                                                      ---------
                                                                                        346
Aerospace & Defense - 0.3%
         Alliant Techsystems Inc., 8.50%, 05/15/11                     125              139
         L-3 Communications Corp., 7.625%, 06/15/12                    200              220
         Sequa Corp., 9.00%, 08/01/09                                  200              212
                                                                                      ---------
                                                                                        571
Apparel - 0.3%
         Levi Strauss & Co.
         11.625%, 01/15/08                                             70               60
         12.25%, 12/15/12                                              255              213
         Tropical Sportswear International Corp., 11.00%, 06/15/08     175              180
                                                                                      ---------
                                                                                        453
Asset Backed Securities - 5.4%
         Amortizing Residential Collateral Trust, 2.62%, 08/25/32 (g)  750              735
         Asset Backed Securities Corp. Home Equity Loan,
         3.21%, 04/15/33 (g)                                           500              500
         Bayview Financial Acquisition Trust,
         2.67%, 08/25/36 (e) (g)                                       1,000            963
         Chase Commercial Mortgage Securities Corp.,
         2.31%, 12/12/13 (e) (g)                                       253              253
         Commercial Mortgage Asset Trust, 7.35%, 01/17/32              400              494
         CS First Boston Mortgage Securities Corp.,
         2.26%, 09/25/31 (g)                                           500              496
         Delta Funding, 12.50%, 11/26/30 (e)                           107              107
         First Consumers Master Trust
         5.80%, 12/15/05 (e)                                           165              160
         1.49%, 09/15/08 (g)                                           518              494
         G-Force CDO Ltd., 2.32%, 06/25/37 (e) (g)                     1,000            992
         Green Tree Financial Corp., 7.07%, 01/15/29                   1,230            1,275
         Merit Securities Corp., 2.88%, 09/28/32 (e) (g)               600              536
         Metris Master Trust
         2.00%, 07/21/08 (g)                                           175              162
         2.80%, 07/21/08 (e) (g)                                       380              319
         2.18%, 11/20/09 (g)                                           150              121
         Mid-State Trust, 7.34%, 07/01/35                              526              580
         Residential Asset Securities Corp., 2.135%, 04/25/32 (g)      500              495
         Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)           184              183
                                                                                      ---------
                                                                                        8,865
Auto Manufacturers - 0.1%
         Ford Motor Co., 7.45%, 07/16/31                               100              92

Auto Parts & Equipment - 0.3%
         Breed Technologies Inc., 9.25%, 04/15/08 (i)                  250              -
         CSK Auto Inc., 12.00%, 06/15/06                               275              305
         LDM Technologies Inc., 10.75%, 01/15/07                       25               26
         TRW Automotive Inc., 9.375%, 02/15/13 (e)                     100              109
                                                                                      ---------
                                                                                        440
Banks - 1.6%
         Bank of America Corp., 4.875%, 09/15/12                       525              554
         Capital One Financial Corp., 7.25%, 05/01/06                  800              849
         Corp Andina De Fomento CAF, 6.875%, 03/15/12                  550              626
         Standard Chartered Bank, 8.00%, 05/30/31 (e)                  525              667
                                                                                      ---------
                                                                                        2,696
Building Materials - 0.1%
         Brand Services Inc., 12.00%, 10/15/12                         100              114

Chemicals - 1.6%
         Acetex Corp., 10.875%, 08/01/09                               250              278
         Airgas Inc., 7.75%, 09/15/06                                  250              260
         Applied Extrusion Technologies Inc., 10.75%, 07/01/11         100              74
         Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)              140              1
         FMC Corp.
         7.00%, 05/15/08                                               150              146
         10.25%, 11/01/09                                              150              169
         ISP Chemco Inc., 10.25%, 07/01/11                             250              283
         Methanex Corp., 8.75%, 08/15/12                               175              196
         Millennium America Inc., 9.25%, 06/15/08                      125              134
         Potash Corp. of Saskatchewan, 4.875%, 03/01/13                425              437
         Resolution Performance Products LLC, 9.50%, 04/15/10          100              104
         Rhodia SA, 7.625%, 06/01/10 (e)                               100              106
         United Industries Corp.
         9.875%, 04/01/09 (e)                                          75               79
         9.875%, 04/01/09                                              300              316
                                                                                      ---------
                                                                                        2,583
Commercial Services - 0.2%
         Mail-Well I Corp.
         8.75%, 12/15/08                                               125              118
         9.625%, 03/15/12                                              75               79
         Pierce Leahy Command Co., 8.125%, 05/15/08                    175              182
                                                                                      ---------
                                                                                        379
Computers - 0.2%
         Seagate Technology HDD Holdings, 8.00%, 05/15/09              125              135
         Unisys Corp.
         8.125%, 06/01/06                                              125              134
         7.875%, 04/01/08                                              100              103
                                                                                      ---------
                                                                                        372
Cosmetics & Personal Care - 0.1%
         American Safety Razor Co., 9.875%, 08/01/05                   125              116

Diversified Financial Services - 3.2%
         Airplanes Pass-Through Trust, 10.875%, 03/15/12               247              5
         Athena Neurosciences Finance LLC, 7.25%, 02/21/08             100              84
         CIT Group Inc., 7.75%, 04/02/12                               550              656
         Contifinancial Corp. Liquidating Trust, 06/15/00 (e)          230              5
         Ford Motor Credit Co.
         7.875%, 06/15/10                                              375              402
         7.25%, 10/25/11                                               75               77
         General Electric Capital Corp., 3.50%, 05/01/08               700              717
         General Motors Acceptance Corp., 6.875%, 09/15/11             425              426
         Goldman Sachs Group Inc., 6.60%, 01/15/12                     325              378
         Household Finance Corp., 8.00%, 07/15/10                      575              713
         International Lease Finance Corp., 6.375%, 03/15/09           325              364
         Morgan Stanley, 4.25%, 05/15/10                               525              540
         Washington Mutual Financial Corp., 6.875%, 05/15/11           750              889
                                                                                      ---------
                                                                                        5,256
Electric - 1.6%
         AES Corp., 10.25%, 07/15/06                                   150              149
         Avon Energy Partners Holdings
         7.05%, 12/11/07 (e)                                           175              150
         6.46%, 03/04/08 (e)                                           350              300
         BRL Universal Equipment, 8.875%, 02/15/08                     75               81
         Calpine Canada Energy Finance ULC, 8.50%, 05/01/08            325              254
         Calpine Corp.
         8.75%, 07/15/07                                               150              123
         7.875%, 04/01/08                                              50               38
         Dominion Resources Inc., 4.125%, 02/15/08                     350              366
         Edison Mission Energy Corp., 9.875%, 04/15/11                 500              463
         Mirant Americas Generation Inc., 9.125%, 05/01/31             450              259
         Mirant Corp., 7.40%, 07/15/04 (e)                             125              93
         Nisource Finance Corp., 7.50%, 11/15/03                       375              381
                                                                                      ---------
                                                                                        2,657
Electronics - 0.2%
         Muzak Finance Corp.
         10.00%, 02/15/09 (e)                                          75               79
         9.875%, 03/15/09                                              125              119
         Sanmina-SCI Corp., 4.279%, 09/12/20 (j) (k)                   150              71
                                                                                      ---------
                                                                                        269
Entertainment - 0.2%
         Horseshoe Gaming Holding Corp., 8.625%, 05/15/09              200              212
         Sun International Hotels Ltd., 8.875%, 08/15/11               175              189
                                                                                      ---------
                                                                                        401
Environmental Control - 0.3%
         Allied Waste North America
         8.875%, 04/01/08                                              100              109
         7.875%, 01/01/09                                              250              261
         9.25%, 09/01/12 (e)                                           100              110
         Safety-Kleen Services, 9.25%, 06/01/08 (i)                    375              1
                                                                                      ---------
                                                                                        481
Food - 0.9%
         Ahold Finance USA Inc.
         8.25%, 07/15/10                                               150              154
         6.875%, 05/01/29                                              25               21
         Aurora Foods Inc., 9.875%, 02/15/07                           50               18
         Del Monte Corp.
         9.25%, 05/15/11                                               100              107
         8.625%, 12/15/12 (e)                                          75               80
         Fleming Cos. Inc., 10.125%, 04/01/08 (i)                      50               8
         Kellogg Co., 2.875%, 06/01/08                                 325              323
         Kraft Foods Inc., 5.625%, 11/01/11                            215              234
         Nutritional Sourcing Corp., 10.125%, 08/01/09                 14               11
         Premier International Foods Plc, 12.00%, 09/01/09             150              168
         Safeway Inc., 7.25%, 02/01/31                                 350              394
         Vlasic Foods International Inc., 10.25%, 07/01/09 (i)         75               17
                                                                                      ---------
                                                                                        1,535
Forest Products & Paper - 0.8%
         Bowater Inc., 6.50%, 06/15/13 (e)                             300              285
         Buckeye Technologies Inc.
         9.25%, 09/15/08                                               150              149
         8.00%, 10/15/10                                               75               70
         Millar Western Forest Products Ltd., 9.875%, 05/15/08         200              208
         Nexfor Inc., 7.25%, 07/01/12                                  400              454
         Tembec Industries Inc., 8.625%, 06/30/09                      200              198
                                                                                      ---------
                                                                                        1,364
Healthcare - 0.9%
         Extendicare Health Services Inc., 9.50%, 07/01/10             150              158
         IASIS Healthcare Corp., 13.00%, 10/15/09                      300              333
         Insight Health Services Corp., 9.875%, 11/01/11               150              158
         Sybron Dental Specialites Inc., 8.125%, 06/15/12              275              290
         Tenet Healthcare Corp., 6.875%, 11/15/31                      75               66
         Triad Hospitals Inc.
         8.75%, 05/01/09                                               250              266
         11.00%, 05/15/09                                              50               55
         Vanguard Health Systems Inc., 9.75%, 08/01/11                 200              198
                                                                                      ---------
                                                                                        1,524
Holding Companies - Diversified - 0.4%
         Hutchison Whampoa International Ltd., 6.50%, 02/13/13 (e)     625              656
         Nebco Evans Holding Co., 12.375%, 07/15/07 (i)                350              -
                                                                                      ---------
                                                                                        656
Home Furnishings - 0.1%
         Applica Inc., 10.00%, 07/31/08                                125              131
         Fedders North America Inc., 9.375%, 08/15/07                  100              83
                                                                                      ---------
                                                                                        214
Household Products - 0.1%
         Holmes Products Corp., 9.875%, 11/15/07                       150              134
         Remington Products Co. LLC, 11.00%, 05/15/06                  100              100
                                                                                      ---------
                                                                                        234

Leisure Time - 0.1%
         Icon Health & Fitness, 11.25%, 04/01/12                       100              107

Lodging - 1.9%
         Ameristar Casinos Inc., 10.75%, 02/15/09                      200              227
         Chumash Casino & Resort Enterprise, 9.00%, 07/15/10 (e)       75               81
         Coast Hotels & Casinos Inc., 9.50%, 04/01/09                  375              401
         Herbst Gaming Inc., 10.75%, 09/01/08                          175              193
         Host Marriott Corp., 7.875%, 08/01/08                         300              305
         John Q Hammons Hotels LP, 8.875%, 05/15/12                    200              210
         MGM MIRAGE, 9.75%, 06/01/07                                   275              312
         Park Place Entertainment Corp.
         7.875%, 12/15/05                                              125              133
         8.875%, 09/15/08                                              25               28
         7.875%, 03/15/10                                              50               54
         8.125%, 05/15/11                                              100              110
         Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12                                              275              301
         Station Casinos Inc.
         8.875%, 12/01/08                                              275              289
         9.875%, 07/01/10                                              25               27
         Turning Stone Casino Resort Enterprise,
         9.125%, 12/15/10 (e)                                          175              186
         Venetian Casino Resort LLC, 11.00%, 06/15/10                  200              225
                                                                                      ---------
                                                                                        3,082
Machinery - 0.3%
         Case Corp., 7.25%, 01/15/16                                   125              110
         Flowserve Corp., 12.25%, 08/15/10                             125              146
         Terex Corp., 10.375%, 04/01/11                                175              193
                                                                                      ---------
                                                                                        449
Manufacturing - 0.1%
         Tenneco Automotive Inc., 10.25%, 07/15/13 (e)                 100              101

Media - 2.9%
         AOL Time Warner Inc., 7.625%, 04/15/31                        325              375
         AT&T Broadband Corp., 8.375%, 03/15/13                        350              438
         Charter Communications Holdings LLC
         8.625%, 04/01/09                                              50               36
         10.75%, 10/01/09                                              50               39
         (Step-Up Bond), 11.75%, 01/15/10 (d)                          75               44
         (Step-Up Bond), 9.92%, 04/01/11 (d)                           700              460
         (Step-Up Bond), 11.75%, 05/15/11 (d)                          50               25
         12.125%, 01/15/12                                             75               35
         COX Communications Inc., 7.75%, 11/01/10                      730              893
         CSC Holdings Inc.
         9.875%, 02/15/13                                              75               78
         9.875%, 04/01/23                                              100              104
         DirecTV Holdings LLC, 8.375%, 03/15/13 (e)                    200              223
         EchoStar DBS Corp.
         10.375%, 10/01/07                                             75               83
         9.125%, 01/15/09                                              275              307
         Mediacom Broadband LLC, 11.00%, 07/15/13                      185              206
         Nextmedia Operating Inc., 10.75%, 07/01/11                    200              224
         Radio One Inc., 8.875%, 07/01/11                              175              193
         United Pan-Europe Communications NV
         (Step-Up Bond), 13.375%, 11/01/09 (d) (i)                     275              39
         11.25%, 02/01/10 (i)                                          250              54
         11.50%, 02/01/10 (i)                                          150              32
         (Step-Up Bond), 13.75%, 02/01/10 (d) (i)                      175              24
         Viacom Inc., 6.625%, 05/15/11                                 220              260
         Vivendi Universal SA, 9.25%, 04/15/10 (e)                     100              114
         Yell Finance BV, 10.75%, 08/01/11                             350              403
                                                                                      ---------
                                                                                        4,689
Mining - 0.4%
         Compass Minerals Group Inc., 10.00%, 08/15/11                 125              140
         WMC Finance USA, 5.125%, 05/15/13 (e)                         425              439
                                                                                      ---------
                                                                                        579
Oil & Gas Producers - 1.6%
         Devon Financing Corp. ULC, 6.875%, 09/30/11                   325              381
         Magnum Hunter Resources Inc., 9.60%, 03/15/12                 225              248
         Nuevo Energy Co., 9.375%, 10/01/10                            25               27
         PennzEnergy Co., 10.25%, 11/01/05                             250              290
         Plains Exploration & Production Co., 8.75%, 07/01/12          200              214
         Pride International Inc., 9.375%, 05/01/07                    175              181
         Stone Energy Corp., 8.25%, 12/15/11                           300              317
         Valero Energy Corp., 4.75%, 06/15/13                          435              425
         Vintage Petroleum Inc.
         9.75%, 06/30/09                                               200              215
         7.875%, 05/15/11                                              100              107
         Westport Resources Corp., 8.25%, 11/01/11                     200              219
                                                                                      ---------
                                                                                        2,624
Oil & Gas Services - 0.1%
         Key Energy Services Inc., 14.00%, 01/15/09                    86               96

Packaging & Containers - 0.7%
         Anchor Glass Container Corp., 11.00%, 02/15/13 (e)            175              191
         Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12      100              107
         Plastipak Holdings Inc., 10.75%, 09/01/11                     335              358
         Pliant Corp., 11.125%, 09/01/09 (e)                           100              106
         Radnor Holdings Corp., 11.00%, 03/15/10 (e)                   225              231
         Stone Container Corp., 8.375%, 07/01/12                       200              216
                                                                                      ---------
                                                                                        1,209
Pharmaceuticals - 0.3%
         Aaipharma Inc., 11.00%, 04/01/10                              150              165
         Elan Finance Corp. Ltd., 3.848%, 12/14/18 (j) (k)             150              83
         Vicar Operating Inc., 9.875%, 12/01/09                        175              192
                                                                                      ---------
                                                                                        440
Pipelines - 1.1%
         Dynegy Holdings Inc., 7.625%, 10/15/26                        450              367
         El Paso Corp.
         7.80%, 08/01/31                                               75               63
         7.75%, 01/15/32                                               375              316
         Western Gas Resources Inc., 10.00%, 06/15/09                  200              218
         Williams Cos. Inc.
         6.75%, 01/15/06                                               225              222
         8.625%, 06/01/10                                              100              105
         7.625%, 07/15/19                                              75               73
         7.875%, 09/01/21                                              100              97
         8.75%, 03/15/32                                               325              337
                                                                                      ---------
                                                                                        1,798
Real Estate - 0.6%
         Boston Properties Inc., 6.25%, 01/15/13                       450              493
         Felcor Lodging LP
         10.00%, 09/15/08                                              100              103
         9.00%, 06/01/11                                               125              126
         Host Marriott LP, 9.50%, 01/15/07                             75               81
         Meristar Hospitality Corp.
         8.75%, 08/15/07                                               125              113
         9.125%, 01/15/11                                              50               48
                                                                                      ---------
                                                                                        964
Retail - 1.9%
         Cole National Group Inc.
         8.625%, 08/15/07                                              100              97
         8.875%, 05/15/12                                              200              193
         Eye Care Centers of America, 9.125%, 05/01/08                 225              209
         Finlay Fine Jewelry Corp., 8.375%, 05/01/08                   350              362
         Gap Inc., 10.55%, 12/15/08 (g)                                140              170
         Guitar Center Inc., 11.00%, 07/01/06                          500              513
         Home Interiors & Gifts Inc., 10.125%, 06/01/08                300              305
         Jafra Cosmetics International Inc., 10.75%, 05/15/11 (e)      200              209
         Petco Animal Supplies Inc., 10.75%, 11/01/11                  150              171
         Petro Stopping Centers Holdings LP , 10.50%, 02/01/07         50               50
         Rite Aid Corp.
         7.125%, 01/15/07                                              150              149
         11.25%, 07/01/08                                              125              134
         Saks Inc.
         7.50%, 12/01/10                                               100              103
         9.875%, 10/01/11                                              75               84
         Sears Roebuck Acceptance Corp., 7.00%, 06/01/32               350              391
                                                                                      ---------
                                                                                        3,140
Savings & Loans - 0.3%
         Independence Community Bank, 3.50%, 06/20/13                  475              466

Sovereign - 0.7%
         Republic of Brazil, 12.00%, 04/15/10                          1,060            1,104

Telecommunications - 2.1%
         AT&T Corp., 8.50%, 11/15/31 (g)                               275              312
         Global Crossing Holding Ltd.
         9.125%, 11/15/06 (i)                                          260              12
         9.625%, 05/15/08 (i)                                          120              5
         9.50%, 11/15/09 (i)                                           75               3
         Insight Midwest LP/Insight Capital Inc., 10.50%, 11/01/10     125              137
         NTL Communications Corp., 19.00%, 01/01/10                    502              477
         Qwest Corp.
         8.875%, 03/15/12 (e)                                          500              559
         8.875%, 06/01/31                                              25               26
         Qwest Services Corp., 14.00%, 12/15/14 (e)                    250              290
         Sprint Capital Corp.
         8.375%, 03/15/12                                              750              898
         8.75%, 03/15/32                                               475              569
         Telewest Communications Plc,
         (Step-Up Bond), 11.375%, 02/01/10 (d) (i)                     380              111
                                                                                      ---------
                                                                                        3,399
Textiles - 0.0%
         Interface Inc., 9.50%, 11/15/05                               75               64

Tobacco - 0.1%
         North Atlantic Trading Co., 11.00%, 06/15/04                  125              119

Transportation - 0.1%
         General Maritime Corp., 10.00%, 03/15/13 (e)                  200              219
         Holt Group, 9.75%, 01/15/06 (i)                               200              6
                                                                                      ---------
                                                                                        225
Wireless Telecommunications - 1.5%
         American Tower Corp.
         9.375%, 02/01/09                                              200              200
         5.00%, 02/15/10 (j)                                           100              86
         American Tower Escrow Corp., 8.62%, 08/01/08 (k)              145              94
         AT&T Wireless Services Inc., 8.75%, 03/01/31                  525              649
         Centennial Cellular Operating Co., 10.125%, 06/15/13 (e)      200              198
         Crown Castle International Corp.
         9.375%, 08/01/11                                              15               16
         10.75%, 08/01/11                                              325              354
         Nextel Communications Inc.
         9.75%, 10/31/07                                               115              119
         9.95%, 02/15/08                                               200              209
         9.375%, 11/15/09                                              140              150
         SBA Communications Corp., 10.25%, 02/01/09                    275              253
         Spectrasite Inc., 8.25%, 05/15/10 (e)                         100              104
         TeleCorp PCS Inc., 10.625%, 07/15/10                          33               40
                                                                                      ---------
                                                                                        2,472
                                                                                      ---------
         Total Corporate Bonds (cost $56,613)                                           58,745
                                                                                      ---------

Preferred Stocks - 0.3%
Holding Companies - Diversified - 0.0%
         TCR Holdings - Class B                                        -                -
         TCR Holdings - Class C                                        -                -
         TCR Holdings - Class D                                        1                -
         TCR Holdings - Class E                                        1                -
                                                                                      ---------
                                                                                        -
Media - 0.3%
         Cablevision Systems Corp., 11.125%                            3                348
         Cablevision Systems Corp., 11.75%                             2                180
                                                                                      ---------
                                                                                        528
Telecommunications Equipment - 0.0%
         NTL Europe Inc., 10.00%                                       -                -
                                                                                      ---------
         Total Preferred Stocks (cost $513)                                             528
                                                                                      ---------

Government Securities - 54.8%
Asset Backed Securities - 0.3%
         First Union National Bank Commercial Mortgage,
         Interest Only, 0.5357%, 05/17/32                              12,107           430

Sovereign - 17.8%
         Federal Republic of Brazil
         11.25%, 07/26/07                                              375              391
         11.50%, 03/12/08                                              700              733
         9.375%, 04/07/08                                              75               74
         8.00%, 04/15/14                                               419              365
         12.25%, 03/06/30                                              1,025            1,030
         Federal Republic of Germany
         4.25%, 02/15/08 (f)                                           3,000            3,634
         4.75%, 07/04/08 (f)                                           2,900            3,605
         French Treasury Note, 3.50%, 01/12/08 (f)                     3,200            3,762
         Kingdom of Morocco, 6.84%, 01/01/09                           578              555
         Peru Government International Bond, 9.875%, 02/06/15          165              181
         Republic of Algeria, 6.375%, 03/04/10                         232              221
         Republic of Argentina, 2.0625%, 03/31/23 (g) (i)              750              405
         Republic of Brazil, 2.1875%, 04/15/12                         1,920            1,440
         Republic of Bulgaria, 8.25%, 01/15/15                         350              413
         Republic of Colombia
         10.00%, 01/23/12                                              425              476
         11.75%, 02/25/20                                              135              168
         8.375%, 02/15/27                                              100              95
         Republic of Ecuador, 6.00%, 08/15/30 (h)                      1,375            811
         Republic of Panama
         9.625%, 02/08/11                                              100              116
         2.25%, 07/17/16 (g)                                           286              229
         9.375%, 01/16/23                                              350              390
         Republic of Peru, 4.00%, 03/07/17                             400              304
         Republic of Philippines
         8.375%, 03/12/09                                              800              852
         9.00%, 02/15/13                                               300              321
         Republic of Turkey
         11.50%, 01/23/12                                              700              723
         11.00%, 01/14/13                                              200              202
         Russia Regs, 8.25%, 03/31/10                                  2,580            2,980
         Russian Federation
         11.00%, 07/24/18                                              175              251
         5.00%, 03/31/30 (h)                                           720              698
         United Mexican States
         8.30%, 08/15/31                                               3,050            3,512
         7.50%, 04/08/33                                               250              264
                                                                                      ---------
                                                                                        29,201
U.S. Government Agencies - 23.8%
         Federal Home Loan Mortgage Corp.
         6.50%, TBA (c)                                                2,000            2,075
         10.00%, 05/15/20                                              5                5
          Interest Only, 1156.50%, 06/15/21                            -                3
         Federal National Mortgage Association
         5.00%, TBA (c)                                                8,000            8,128
         5.50%, TBA (c)                                                7,000            7,234
         6.00%, TBA (c)                                                8,000            8,303
         6.50%, TBA (c)                                                2,000            2,080
         7.00%, TBA (c)                                                7,500            7,872
         7.39%, 01/17/13 (g)                                           1,084            1,174
         10.40%, 04/25/19                                              11               12
         6.50%, 02/01/26                                               59               61
         7.50%, 08/01/29                                               50               53
         8.00%, 08/01/29                                               42               45
         7.50%, 09/01/29                                               172              182
         7.50%, 03/01/30                                               49               52
         8.00%, 04/01/30                                               42               45
         7.50%, 05/01/30                                               37               39
         7.50%, 06/01/30                                               97               102
         7.50%, 07/01/30                                               84               88
         8.00%, 07/01/30                                               6                7
         7.50%, 08/01/30                                               23               25
         8.00%, 08/01/30                                               39               42
         7.50%, 09/01/30                                               25               26
         8.00%, 10/01/30                                               349              377
         7.50%, 11/01/30                                               34               36
         7.50%, 12/01/30                                               40               43
         7.50%, 01/01/31                                               100              106
         8.00%, 01/01/31                                               178              192
         7.50%, 02/01/31                                               337              358
         8.00%, 02/01/31                                               25               28
         7.50%, 03/01/31                                               181              194
                                                                                      ---------
                                                                                        38,987
U.S. Treasury Securities - 12.9%
         U.S. Treasury Bond
         6.125%, 11/15/27                                              100              122
         5.50%, 08/15/28                                               70               79
         5.25%, 11/15/28                                               1,500            1,633
         5.25%, 02/15/29                                               500              544
         6.125%, 08/15/29                                              1,500            1,833
         6.25%, 05/15/30                                               3,500            4,357
         5.375%, 02/15/31                                              750              845
         U.S. Treasury Note
         3.25%, 05/31/04                                               5,000            5,101
         5.875%, 11/15/04                                              3,650            3,885
         4.375%, 05/15/07                                              1,500            1,630
         2.625%, 05/15/08                                              1,000            1,009
                                                                                      ---------
                                                                                        21,038
                                                                                      ---------
         Total Government Securities (cost $85,376)                                     89,656
                                                                                      ---------

Municipals - 0.5%
         Region of Lombardy, 5.804%, 10/25/32                          750              831
                                                                                      ---------
         Total Municipals (cost $750)                                                   831
                                                                                      ---------


Rights - 0.0%
Sovereign - 0.0%
         Venezuela Par Rights, 04/15/20                                22               -
                                                                                      ---------
         Total Rights (cost $0)                                                         -
                                                                                      ---------
Warrants - 0.0%
         American Tower Corp., Strike Price $0.01, Expiring 08/01/08   -                15
         Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09       -                -
                                                                                      ---------
         Total Warrants (cost $9)                                                       15
                                                                                      ---------

Short Term Investments - 28.4%
Commercial Paper - 22.0%
         ABSC Capital Corp., 1.15%, 07/14/03 (f)                       $4,900           4,898
         DaimlerChrysler NA Holdings Inc., 1.36%, 07/14/03 (f)         3,250            3,248
         Fairway Finance Corp., 1.12%, 07/14/03                        1,788            1,788
         Four Winds Funding Corp., 1.40%, 07/14/03 (f)                 3,250            3,248
         General Motors Acceptance Corp., 1.37%, 07/14/03 (f)          3,250            3,248
         Giro Balanced Funding Corp., 1.13%, 07/14/03 (f)              4,900            4,898
         Market Street Funding, 1.125%, 07/14/03 (f)                   4,900            4,898
         Tasman Funding Inc., 1.15%, 07/14/03 (f)                      4,900            4,898
         Victory Receivables Corp., 1.14%, 07/14/03 (f)                4,900            4,898
                                                                                      ---------
                                                                                        36,022
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       10               10
Repurchase Agreement - 6.4%
         Repurchase Agreement with State Street Bank, 1.00%,
         (Collateralized by $7,805 U.S. Treasury Bond, 7.50%,
         due 11/15/16, market value $10,654) acquired on
         06/30/03, due 07/01/03 at $10,441                             $10,441          10,441
                                                                                      ---------
         Total Short Term Investments (cost $46,473)                                    46,473
                                                                                      ---------

Total Investments - 120.1% (cost $190,510)                                              196,599
                                                                                      ---------
Other Assets and Liabilities, Net -  (20.1%)                                            (32,900)
                                                                                      ---------
Total Net Assets - 100%                                                        $        163,699
                                                                                      ---------
                                                                                      ---------

Salomon Brothers/JNL High Yield Bond Fund

Common Stocks - 1.0%
Computers - 0.0%
         Axiohm Transaction Solutions Inc. (b)                         1       $        -

Household Products - 0.1%
         ContinentalAFA Dispensing Co. (b) (e)                         4                17

Telecommunications - 0.5%
         NTL Inc. (b)                                                  3                105

Textiles - 0.0%
         Pillowtex Corp. (b)                                           -                -

Wireless Telecommunications - 0.5%
         Spectrasite Inc. (b)                                          2                110
                                                                                      ---------
         Total Common Stocks (cost $674)                                                232
                                                                                      ---------
Corporate Bonds - 89.8%
Advertising - 1.0%
         RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)           $75              87
         SITEL Corp., 9.25%, 03/15/06                                  150              143
                                                                                      ---------
                                                                                        230
Aerospace & Defense - 1.3%
         L-3 Communications Corp., 7.625%, 06/15/12                    150              165
         Sequa Corp., 9.00%, 08/01/09                                  125              133
         Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)              125              -
                                                                                      ---------
                                                                                        298
Agriculture - 0.3%
         Hines Horticulture Inc., 12.75%, 10/15/05                     75               79

Apparel - 0.8%
         Levi Strauss & Co.
         11.625%, 01/15/08                                             155              133
         12.25%, 12/15/12                                              70               58
                                                                                      ---------
                                                                                        191
Auto Manufacturers - 0.5%
         Ford Motor Co., 7.45%, 07/16/31                               50               46
         General Motors Corp.
         7.125%, 07/15/13                                              50               50
         8.375%, 07/15/33                                              25               24
                                                                                      ---------
                                                                                        120
Auto Parts & Equipment - 1.7%
         Breed Technologies Inc., 9.25%, 04/15/08 (i)                  100              -
         CSK Auto Inc., 12.00%, 06/15/06                               150              167
         Dana Corp., 7.00%, 03/01/29                                   150              131
         LDM Technologies Inc., 10.75%, 01/15/07                       50               52
         TRW Automotive Inc., 9.375%, 02/15/13 (e)                     50               53
                                                                                      ---------
                                                                                        403
Beverages - 0.9%
         Constellation Brands Inc., 8.125%, 01/15/12                   200              216

Building Materials - 0.4%
         Brand Services Inc., 12.00%, 10/15/12                         75               86

Chemicals - 6.5%
         Acetex Corp., 10.875%, 08/01/09                               150              166
         Airgas Inc., 9.125%, 10/01/11                                 175              194
         Applied Extrusion Technologies Inc., 10.75%, 07/01/11         150              110
         Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)              85               1
         FMC Corp., 7.75%, 07/01/11                                    100              97
         ISP Chemco Inc., 10.25%, 07/01/11                             175              198
         Lyondell Chemical Co., 9.50%, 12/15/08                        50               48
         Millennium America Inc., 9.25%, 06/15/08                      140              151
         Noveon Inc., 11.00%, 02/28/11                                 125              142
         OM Group Inc., 9.25%, 12/15/11                                50               49
         Resolution Performance Products LLC, 9.50%, 04/15/10          100              104
         Rhodia SA, 7.625%, 06/01/10 (e)                               50               53
         United Industries Corp.
         9.875%, 04/01/09                                              125              132
         9.875%, 04/01/09 (e)                                          50               53
                                                                                      ---------
                                                                                        1,498
Commercial Services - 1.0%
         Comforce Operating Inc., 12.00%, 12/01/07                     100              48
         Iron Mountain Inc., 8.625%, 04/01/13                          25               27
         Mail-Well I Corp.
         8.75%, 12/15/08                                               50               47
         9.625%, 03/15/12                                              50               53
         Pierce Leahy Command Co., 8.125%, 05/15/08                    50               52
                                                                                      ---------
                                                                                        227

Computers - 0.6%
         Unisys Corp., 8.125%, 06/01/06                                125              134

Diversified Financial Services - 0.6%
         Airplanes Pass-Through Trust, 10.875%, 03/15/12               123              2
         Contifinancial Corp. Liquidating Trust, 06/15/00 (e)          115              2
         Ford Motor Credit Co., 7.25%, 10/25/11                        75               77
         General Motors Acceptance Corp., 6.875%, 08/28/12             50               50
                                                                                      ---------
                                                                                        131
Electric - 5.0%
         Avon Energy Partners Holdings
         7.05%, 12/11/07 (e)                                           75               64
         6.46%, 03/04/08 (e)                                           200              172
         BRL Universal Equipment, 8.875%, 02/15/08                     150              163
         Calpine Canada Energy Finance ULC, 8.50%, 05/01/08            200              156
         Calpine Corp.
         8.75%, 07/15/07                                               100              82
         8.625%, 08/15/10                                              75               56
         Edison Mission Energy, 7.73%, 06/15/09                        125              107
         Edison Mission Energy Corp., 9.875%, 04/15/11                 150              139
         Mirant Americas Generation Inc.
         7.625%, 05/01/06                                              50               39
         9.125%, 05/01/31                                              100              58
         Mirant Corp.
         7.40%, 07/15/04 (e)                                           50               37
         2.50%, 06/15/21 (j)                                           25               16
         Reliant Resources Inc., 9.50%, 07/15/13 (e)                   75               75
                                                                                      ---------
                                                                                        1,164
Electrical Components & Equipment - 0.4%
         Motors And Gears Inc., 10.75%, 11/15/06                       100              88

Electronics - 0.7%
         Muzak Finance Corp.
         10.00%, 02/15/09 (e)                                          50               52
         9.875%, 03/15/09                                              75               71
         Sanmina-SCI Corp., 4.279%, 09/12/20 (j) (k)                   75               36
                                                                                      ---------
                                                                                        159
Entertainment - 1.6%
         Argosy Gaming Co., 10.75%, 06/01/09                           100              110
         Horseshoe Gaming Holding Corp., 8.625%, 05/15/09              150              159
         Sun International Hotels Ltd., 8.875%, 08/15/11               100              108
                                                                                      ---------
                                                                                        377
Environmental Control - 1.3%
         Allied Waste North America
         7.875%, 01/01/09                                              175              183
         9.25%, 09/01/12 (e)                                           100              110
         Safety-Kleen Services, 9.25%, 06/01/08 (i)                    125              -
                                                                                      ---------
                                                                                        293
Food - 0.5%
         Fleming Cos. Inc., 10.125%, 04/01/08 (i)                      50               8
         Premier International Foods Plc, 12.00%, 09/01/09             75               84
         Vlasic Foods International Inc., 10.25%, 07/01/09 (i)         75               18
                                                                                      ---------
                                                                                        110
Forest Products & Paper - 1.8%
         Abitibi-Consolidated Inc., 8.85%, 08/01/30                    100              106
         Buckeye Technologies Inc.
         9.25%, 09/15/08                                               75               75
         8.00%, 10/15/10                                               25               23
         Millar Western Forest Products Ltd., 9.875%, 05/15/08         100              104
         Tembec Industries Inc., 8.625%, 06/30/09                      100              99
                                                                                      ---------
                                                                                        407
Healthcare - 2.5%
         Extendicare Health Services Inc., 9.50%, 07/01/10             100              105
         IASIS Healthcare Corp., 13.00%, 10/15/09                      125              139
         Insight Health Services Corp., 9.875%, 11/01/11               125              131
         Sola International Inc., 6.875%, 03/15/08                     75               71
         Vanguard Health Systems Inc., 9.75%, 08/01/11                 125              124
                                                                                      ---------
                                                                                        570
Home Furnishings - 1.2%
         Applica Inc., 10.00%, 07/31/08                                100              105
         Fedders North America Inc., 9.375%, 08/15/07                  75               62
         Mattress Discounters Corp., 12.625%, 07/15/07 (i)             100              10
         Sealy Mattress Co., 10.875%, 12/15/07                         100              102
                                                                                      ---------
                                                                                        279
Household Products - 0.2%
         Remington Products Co. LLC, 11.00%, 05/15/06                  50               50

Leisure Time - 0.3%
         Icon Health & Fitness, 11.25%, 04/01/12                       75               80

Lodging - 7.0%
         Ameristar Casinos Inc., 10.75%, 02/15/09                      100              113
         Coast Hotels & Casinos Inc., 9.50%, 04/01/09                  150              161
         Host Marriott Corp.
         7.875%, 08/01/05                                              75               76
         7.875%, 08/01/08                                              25               25
         John Q Hammons Hotels LP, 8.875%, 05/15/12                    200              210
         MGM MIRAGE Inc.
         9.75%, 06/01/07                                               100              114
         8.375%, 02/01/11                                              50               57
         Park Place Entertainment Corp.
         8.875%, 09/15/08                                              150              165
         7.00%, 04/15/13 (e)                                           150              161
         Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12                                              150              164
         Station Casinos Inc., 9.875%, 07/01/10                        150              165
         Turning Stone Casino Resort Enterprise,
         9.125%, 12/15/10 (e)                                          100              107
         Venetian Casino Resort LLC, 11.00%, 06/15/10                  100              112
                                                                                      ---------
                                                                                        1,630
Machinery - 1.0%
         Case Corp., 7.25%, 01/15/16                                   75               66
         Flowserve Corp., 12.25%, 08/15/10                             75               87
         NMHG Holding Co., 10.00%, 05/15/09                            75               83
                                                                                      ---------
                                                                                        236
Media - 10.4%
         AOL Time Warner Inc., 7.625%, 04/15/31                        175              202
         Charter Communications Holdings LLC
         10.75%, 10/01/09                                              75               58
         10.25%, 01/15/10                                              50               38
         (Step-Up Bond), 9.92%, 04/01/11 (d)                           375              247
         10.00%, 05/15/11                                              25               18
         (Step-Up Bond), 11.75%, 05/15/11 (d)                          200              101
         CSC Holdings Inc.
         10.50%, 05/15/16                                              50               55
         9.875%, 04/01/23                                              75               78
         Dex Media East LLC, 9.875%, 11/15/09                          50               56
         DirecTV Holdings LLC, 8.375%, 03/15/13 (e)                    100              112
         EchoStar DBS Corp.
         10.375%, 10/01/07                                             100              111
         9.125%, 01/15/09                                              175              196
         9.375%, 02/01/09                                              125              133
         Mediacom Broadband LLC, 11.00%, 07/15/13                      100              111
         Nexstar Finance Holdings LLC Inc., 11.375%, 04/01/13 (e)      175              117
         Nextmedia Operating Inc., 10.75%, 07/01/11                    125              140
         Radio One Inc., 8.875%, 07/01/11                              75               83
         Rogers Cable Inc., 8.75%, 05/01/32                            25               29
         Rogers Communications Inc., 8.875%, 07/15/07                  125              129
         Time Warner Inc., 6.625%, 05/15/29                            50               52
         United Pan-Europe Communications NV
         (Step-Up Bond), 13.375%, 11/01/09 (d) (i)                     150              21
         11.25%, 02/01/10 (i)                                          275              59
         11.50%, 02/01/10 (i)                                          175              38
         (Step-Up Bond), 13.75%, 02/01/10 (d) (i)                      115              15
         Vivendi Universal SA, 9.25%, 04/15/10 (e)                     50               56
         Yell Finance BV
         10.75%, 08/01/11                                              100              114
         (Step-Up Bond), 13.50%, 08/01/11 (d)                          50               42
                                                                                      ---------
                                                                                        2,411
Mining - 0.6%
         Compass Minerals Group Inc., 10.00%, 08/15/11                 75               84
         Luscar Coal Ltd., 9.75%, 10/15/11                             50               57
                                                                                      ---------
                                                                                        141
Office & Business Equipment - 0.5%
         Xerox Capital (Europe) Plc, 5.875%, 05/15/04                  125              126

Oil & Gas Producers - 5.5%
         Forest Oil Corp., 8.00%, 12/15/11                             200              215
         Magnum Hunter Resources Inc., 9.60%, 03/15/12                 250              275
         Nuevo Energy Co., 9.375%, 10/01/10                            25               27
         PennzEnergy Co., 10.25%, 11/01/05                             125              145
         Pioneer Natural Resources Co., 9.625%, 04/01/10               125              155
         Pride International Inc., 9.375%, 05/01/07                    100              103
         Swift Energy Co., 10.25%, 08/01/09                            100              107
         Vintage Petroleum Inc.
         8.625%, 02/01/09                                              125              128
         9.75%, 06/30/09                                               25               27
         Westport Resources Corp., 8.25%, 11/01/11                     75               83
                                                                                      ---------
                                                                                        1,265
Oil & Gas Services - 0.5%
         Key Energy Services Inc., 14.00%, 01/15/09                    102              114

Packaging & Containers - 4.0%
         Anchor Glass Container Corp., 11.00%, 02/15/13 (e)            125              137
         Berry Plastics Corp., 10.75%, 07/15/12                        125              138
         Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12      175              188
         Plastipak Holdings Inc., 10.75%, 09/01/11                     200              214
         Pliant Corp., 11.125%, 09/01/09 (e)                           75               80
         Radnor Holdings Corp., 11.00%, 03/15/10 (e)                   100              102
         Riverwood International Corp., 10.625%, 08/01/07              75               77
                                                                                      ---------
                                                                                        936
Pharmaceuticals - 2.0%
         Aaipharma Inc., 11.00%, 04/01/10                              125              137
         AdvancePCS, 8.50%, 04/01/08                                   150              161
         Elan Finance Corp. Ltd., 3.848%, 12/14/18 (j) (k)             100              55
         Vicar Operating Inc., 9.875%, 12/01/09                        100              110
                                                                                      ---------
                                                                                        463
Pipelines - 4.1%
         Dynegy Holdings Inc.
         7.125%, 05/15/18                                              25               20
         7.625%, 10/15/26                                              250              204
         El Paso Corp.
         7.80%, 08/01/31                                               25               21
         7.75%, 01/15/32                                               250              211
         Western Gas Resources Inc., 10.00%, 06/15/09                  150              164
         Williams Cos. Inc.
         8.625%, 06/01/10                                              25               26
         7.625%, 07/15/19                                              50               49
         7.875%, 09/01/21                                              275              267
                                                                                      ---------
                                                                                        962
Real Estate - 1.1%
         Capstar Hotel Co., 8.75%, 08/15/07                            75               68
         Felcor Lodging LP
         10.00%, 09/15/08                                              25               26
         9.00%, 06/01/11                                               75               76
         Host Marriott LP, 8.375%, 02/15/06                            50               52
         Meristar Hospitality Corp., 9.125%, 01/15/11                  25               24
                                                                                      ---------
                                                                                        246
Retail - 5.8%
         Cole National Group Inc.
         8.625%, 08/15/07                                              75               73
         8.875%, 05/15/12                                              25               24
         Finlay Fine Jewelry Corp., 8.375%, 05/01/08                   150              155
         Gap Inc.
         6.90%, 09/15/07                                               40               43
         10.55%, 12/15/08 (g)                                          65               79
         Guitar Center Inc., 11.00%, 07/01/06                          125              128
         Home Interiors & Gifts Inc., 10.125%, 06/01/08                175              178
         Jafra Cosmetics International Inc., 10.75%, 05/15/11 (e)      100              105
         Leslie's Poolmart, 10.375%, 07/15/08 (e)                      125              125
         Petco Animal Supplies Inc., 10.75%, 11/01/11                  100              114
         Rite Aid Corp., 11.25%, 07/01/08                              200              215
         Saks Inc.
         9.875%, 10/01/11                                              25               28
         7.375%, 02/15/19                                              75               71
                                                                                      ---------
                                                                                        1,338
Savings & Loans - 0.6%
         Sovereign Bancorp. Inc., 10.50%, 11/15/06                     125              150

Telecommunications - 7.5%
         AT&T Corp., 8.50%, 11/15/31 (g)                               275              312
         Avaya Inc., 3.659%, 10/31/21 (j) (k)                          125              63
         Global Crossing Holding Ltd., 9.625%, 05/15/08 (i)            110              5
         Global Crossing North America Inc., 6.00%, 10/15/03 (i)       175              12
         Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09      75               79
         NTL Communications Corp., 19.00%, 01/01/10                    223              212
         Pegasus Satellite Communications Inc.,
         (Step-Up Bond), 13.50%, 03/01/07 (d)                          150              125
         Qwest Communications International, 7.50%, 11/01/08           225              208
         Qwest Corp., 8.875%, 03/15/12 (e)                             75               84
         Qwest Services Corp., 14.00%, 12/15/14 (e)                    125              145
         Sprint Capital Corp.
         6.875%, 11/15/28                                              200              201
         8.75%, 03/15/32                                               175              209
         Telewest Communications Plc
         (Step-Up Bond), 9.25%, 04/15/09 (d) (i)                       125              39
         (Step-Up Bond), 11.375%, 02/01/10 (d) (i)                     180              53
                                                                                      ---------
                                                                                        1,747
Textiles - 0.1%
         Interface Inc., 9.50%, 11/15/05                               25               21

Tobacco - 0.5%
         North Atlantic Trading Co., 11.00%, 06/15/04                  125              119

Transportation - 0.5%
         General Maritime Corp., 10.00%, 03/15/13 (e)                  100              110
         Holt Group, 9.75%, 01/15/06 (i)                               125              3
                                                                                      ---------
                                                                                        113

Wireless Telecommunications - 7.0%
         Alamosa Delaware Inc., 13.625%, 08/15/11                      50               42
         Alamosa Holdings Inc., (Step-Up Bond),
         12.875%, 02/15/10 (d)                                         150              87
         American Tower Corp.
         9.375%, 02/01/09                                              175              176
         5.00%, 02/15/10 (j)                                           75               64
         American Tower Escrow Corp., 8.619%, 08/01/08 (k)             35               23
         AT&T Wireless Services Inc.
         8.125%, 05/01/12                                              200              241
         8.75%, 03/01/31                                               150              185
         Crown Castle International Corp.
         9.375%, 08/01/11                                              175              182
         10.75%, 08/01/11                                              50               55
         Nextel Communications Inc.
         9.75%, 10/31/07                                               200              207
         9.95%, 02/15/08                                               125              131
         SBA Communications Corp., 10.25%, 02/01/09                    150              138
         Spectrasite Inc., 8.25%, 05/15/10 (e)                         50               51
         TeleCorp PCS Inc., 10.625%, 07/15/10                          41               50
                                                                                      ---------
                                                                                        1,632
                                                                                      ---------
         Total Corporate Bonds (cost $20,553)                                           20,840
                                                                                      ---------

Preferred Stocks - 1.8%
Media - 1.8%
         Cablevision Systems Corp., 11.125%                            2                213
         Cablevision Systems Corp., 11.75%                             2                198
                                                                                      ---------
                                                                                        411
Telecommunications Equipment - 0.0%
         NTL Europe Inc., 10.00%                                       -                -
                                                                                      ---------
         Total Preferred Stocks (cost $405)                                             411
                                                                                      ---------

Warrants - 0.0%
Retail - 0.0%
         Mattress Discounters Corp., Strike Price $0.01,
         Expiring 07/15/07                                             -                -

Textiles - 0.0%
         Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09       1                -

Wireless Telecommunications - 0.0%
         American Tower Corp., Strike Price $0.01, Expiring 08/01/08   -                4
                                                                                      ---------
         Total Warrants (cost $2)                                                       4
                                                                                      ---------

Short Term Investments - 6.7%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       10               10
Repurchase Agreement - 6.7%
         Repurchase Agreement with State Street Bank, 1.00%,
         (Collateralized by $1,160 U.S. Treasury Bond, 7.50%,
         due 11/15/16, market value $1,583) acquired on
         06/30/03, due 07/01/03 at $1,552                              $1,552           1,552
                                                                                      ---------
         Total Short Term Investments (cost $1,562)                                     1,562
                                                                                      ---------

Total Investments - 99.3% (cost $23,196)                                                23,049
                                                                                      ---------
Other Assets and Liabilities, Net - 0.7%                                                159
                                                                                      ---------
Total Net Assets - 100%                                                        $        23,208
                                                                                      ---------
                                                                                      ---------


Salomon Brothers/JNL U.S. Government & Quality Bond Fund

Corporate Bonds - 6.6%
Asset Backed Securities - 6.6%
         Bank of America Mortgage Securities,
         6.50%, 03/25/32                                               $1,359  $        1,370
         Commercial Mortgage Pass-Through Certificates,
         5.45%, 07/16/34 (e)                                           1,356            1,452
         Commodore CDO I Ltd., 1.81%, 02/24/34 (e) (g)                 2,500            2,469
         CS First Boston Mortgage Securities Corp.,
         5.44%, 09/15/34                                               5,000            5,500
         First Consumers Master Trust
         5.80%, 12/15/05 (e)                                           991              960
         1.49%, 09/15/08 (g)                                           2,694            2,569
         Green Tree Financial Corp., 7.07%, 01/15/29                   1,153            1,195
         Wings Ltd., 1.79%, 11/15/35 (e) (g)                           4,998            4,880
                                                                                      ---------
         Total Corporate Bonds (cost $19,742)                                           20,395
                                                                                      ---------

Government Securities - 89.8%
U.S. Government Agencies - 40.4%
         Federal Home Loan Bank, 5.80%, 09/02/08                       3,500            4,026
         Federal Home Loan Mortgage Corp.
         4.50%, TBA (c)                                                5,000            5,112
         6.00%, TBA (c)                                                10,000           10,348
         7.00%, TBA (c)                                                5,000            5,223
         6.00%, 09/01/10                                               -                -
         7.00%, 07/01/11                                               17               18
         6.50%, 08/01/13                                               110              116
         8.25%, 04/01/17                                               24               26
         8.00%, 07/01/20                                               186              201
         8.50%, 03/15/24                                               257              258
         6.00%, 11/01/28                                               1,832            1,902
         7.00%, 04/01/29                                               887              930
         8.00%, 09/01/31                                               3,015            3,228
         7.00%, 10/01/31                                               45               48
         7.00%, 11/01/31                                               88               93
         7.00%, 02/01/32                                               827              867
         7.00%, 03/01/32                                               830              870
         7.00%, 04/01/32                                               890              932
         4.50%, 04/15/32                                               3,000            3,011
         7.00%, 06/01/32                                               98               103
         7.00%, 08/01/32                                               49               52
         Federal National Mortgage Association
         5.50%, TBA (c)                                                7,000            7,262
         6.00%, TBA (c)                                                20,000           20,758
         6.50%, TBA (c)                                                38,000           39,514
         7.39%, 01/17/13 (g)                                           1,627            1,762
         12.50%, 09/20/15                                              4                5
         12.00%, 01/01/16                                              141              165
         12.00%, 01/15/16                                              5                6
         12.50%, 01/15/16                                              66               78
         11.50%, 09/01/19                                              1                1
         10.50%, 08/01/20                                              16               19
         6.50%, 03/01/26                                               47               49
         7.00%, 05/01/26                                               48               51
         7.00%, 11/01/28                                               46               49
         7.00%, 12/01/28                                               54               56
         7.25%, 12/28/28 (g)                                           313              335
         7.00%, 03/01/29                                               140              147
         8.00%, 07/01/29                                               7                7
         8.00%, 11/01/29                                               98               105
         8.00%, 12/01/29                                               154              166
         7.00%, 01/01/30                                               340              358
         8.00%, 01/01/30                                               203              220
         8.00%, 02/01/30                                               41               44
         8.00%, 05/01/30                                               17               18
         6.53%, 05/25/30                                               2,250            2,542
         8.00%, 09/01/30                                               22               23
         8.00%, 10/01/30                                               147              159
         8.00%, 11/01/30                                               10               11
         8.00%, 01/01/31                                               355              382
         7.50%, 02/01/31                                               682              724
         8.00%, 02/01/31                                               231              248
         8.00%, 03/01/31                                               183              197
         8.00%, 04/01/31                                               26               28
         6.00%, 01/01/33                                               8,607            8,949
         Government National Mortgage Association
         13.50%, 07/15/10                                              119              142
         8.50%, 01/15/18                                               34               39
         Government National Mortgage Association II,
         6.50%, 11/20/32                                               4,034            4,216
                                                                                      ---------
                                                                                        126,199
U.S. Treasury Securities - 49.4%
         U.S. Treasury Bond
         6.625%, 02/15/27                                              2,350            3,024
         6.375%, 08/15/27                                              1,000            1,253
         5.25%, 11/15/28                                               2,000            2,177
         5.25%, 02/15/29                                               2,000            2,178
         6.125%, 08/15/29                                              1,250            1,527
         5.375%, 02/15/31                                              17,000           19,143
         U.S. Treasury Note
         5.25%, 05/15/04 (f)                                           8,500            8,811
         5.875%, 11/15/04                                              5,000            5,321
         6.75%, 05/15/05 (f)                                           12,000           13,215
         5.75%, 11/15/05                                               18,500           20,361
         4.625%, 05/15/06                                              9,000            9,756
         4.375%, 05/15/07 (f)                                          20,000           21,728
         4.875%, 02/15/12                                              20,000           22,231
         4.375%, 08/15/12 (f)                                          18,000           19,301
         4.00%, 11/15/12                                               4,000            4,163
                                                                                      ---------
                                                                                        154,189
                                                                                      ---------
         Total Government Securities (cost $268,243)                                    280,388
                                                                                      ---------

Short Term Investments - 31.2%
Commercial Paper - 20.2%
         ABSC Capital Corp., 1.15%, 07/14/03 (f)                       10,000           9,996
         Beethoven Funding Corp., 1.18%, 07/14/03 (f)                  8,849            8,845
         DaimlerChrysler NA Holdings Inc., 1.36%, 07/14/03 (f)         8,000            7,996
         Four Winds Funding Corp., 1.40%, 07/14/03 (f)                 8,000            7,996
         General Motors Acceptance Corp., 1.37%, 07/14/03 (f)          8,000            7,996
         Market Street Funding, 1.125%, 07/14/03 (f)                   8,183            8,180
         Victory Receivables Corp., 1.17%, 07/14/03 (f)                12,000           11,995
                                                                                      ---------
                                                                                        63,004
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       -                -

Repurchase Agreement - 11.0%
         Repurchase Agreement with UBS Warburg Paine Webber,
         1.09%, (Collateralized by $26,019 U.S. Treasury Bond,
         10.38%, due 11/15/12, market value $35,028) acquired
         on 06/30/03, due 07/01/03 at $34,341                          $34,341          34,341
                                                                                      ---------
         Total Short Term Investments (cost $97,345)                                    97,345
                                                                                      ---------

Total Investments - 127.6% (cost $385,330)                                              398,128
                                                                                      ---------
Other Assets and Liabilities, Net -  (27.6%)                                            (86,044)
                                                                                      ---------
Total Net Assets - 100%                                                        $        312,084
                                                                                      ---------
                                                                                      ---------

T. Rowe Price/JNL Established Growth Fund

Common Stocks - 96.7%
Advertising - 0.5%
         Omnicom Group Inc.                                            32      $        2,294

Apparel - 0.4%
         Hermes International                                          11               1,494

Banks - 4.6%
         Mellon Financial Corp.                                        133              3,694
         Northern Trust Corp.                                          84               3,498
         State Street Corp.                                            108              4,247
         US Bancorp.                                                   169              4,133
         Wells Fargo & Co.                                             26               1,320
                                                                                      ---------
                                                                                        16,892
Beverages - 1.7%
         Cia de Bebidas das Americas                                   4,153            842
         Coca-Cola Co.                                                 81               3,741
         PepsiCo Inc.                                                  37               1,655
                                                                                      ---------
                                                                                        6,238
Biotechnology - 1.1%
         Amgen Inc. (b)                                                63               4,186

Commercial Services - 3.6%
         Accenture Ltd. (b)                                            154              2,788
         Adecco SA                                                     21               853
         Apollo Group Inc. (b)                                         71               4,391
         Cendant Corp. (b)                                             185              3,380
         Paychex Inc.                                                  25               724
         Securitas AB                                                  103              1,059
                                                                                      ---------
                                                                                        13,195
Computers - 2.9%
         Affiliated Computer Services Inc. - Class A (b)               111              5,062
         Dell Computer Corp. (b)                                       117              3,739
         SunGard Data Systems Inc. (b)                                 67               1,742
                                                                                      ---------
                                                                                        10,543
Cosmetics & Personal Care - 0.4%
         Gillette Co.                                                  47               1,481

Diversified Financial Services - 9.2%
         Charles Schwab Corp.                                          164              1,650
         Citigroup Inc.                                                345              14,785
         Fannie Mae                                                    69               4,653
         Freddie Mac                                                   70               3,574
         Merrill Lynch & Co. Inc.                                      102              4,771
         Morgan Stanley                                                39               1,650
         SLM Corp.                                                     68               2,644
                                                                                      ---------
                                                                                        33,727
Electrical Components & Equipment - 0.4%
         Samsung Electronics Co. Ltd.                                  5                1,427

Food - 2.7%
         Compass Group Plc                                             431              2,324
         General Mills Inc.                                            66               3,110
         Sysco Corp.                                                   80               2,403
         Unilever Plc                                                  242              1,927
                                                                                      ---------
                                                                                        9,764
Healthcare - 8.2%
         Baxter International Inc.                                     49               1,261
         Biomet Inc.                                                   59               1,688
         Boston Scientific Corp. (b)                                   33               2,022
         HCA Inc.                                                      63               2,028
         Johnson & Johnson                                             106              5,460
         Medtronic Inc.                                                27               1,276
         UnitedHealth Group Inc.                                       223              11,186
         WellPoint Health Networks Inc. (b)                            59               5,007
                                                                                      ---------
                                                                                        29,928
Insurance - 5.7%
         ACE Ltd.                                                      73               2,496
         American International Group Inc.                             121              6,649
         Hartford Financial Services Group Inc.                        64               3,223
         Marsh & McLennan Cos. Inc.                                    67               3,437
         Travelers Property Casualty Corp. - Class A                   193              3,061
         XL Capital Ltd.                                               22               1,843
                                                                                      ---------
                                                                                        20,709
Internet - 2.2%
         InterActiveCorp (b)                                           80               3,170
         Symantec Corp. (b)                                            38               1,658
         Yahoo! Inc. (b)                                               95               3,112
                                                                                      ---------
                                                                                        7,940
Leisure Time - 1.2%
         Carnival Corp.                                                84               2,737
         Harley-Davidson Inc.                                          46               1,838
                                                                                      ---------
                                                                                        4,575
Lodging - 0.4%
         MGM MIRAGE (b)                                                41               1,395

Machinery - 0.2%
         Deere & Co.                                                   13               594

Manufacturing - 3.9%
         Danaher Corp.                                                 46               3,143
         General Electric Co.                                          214              6,138
         Tyco International Ltd.                                       268              5,080
                                                                                      ---------
                                                                                        14,361
Media - 9.7%
         AOL Time Warner Inc. (b)                                      173              2,788
         Clear Channel Communications Inc. (b)                         145              6,159
         Comcast Corp. - Special Class A (b)                           162              4,656
         E.W. Scripps Co.                                              20               1,810
         EchoStar Communications Corp. (b)                             119              4,123
         Liberty Media Corp. (b)                                       379              4,386
         Univision Communications Inc. (b)                             146              4,444
         Viacom Inc. - Class B (b)                                     124              5,406
         Walt Disney Co.                                               81               1,603
                                                                                      ---------
                                                                                        35,375
Oil & Gas Producers - 1.8%
         ChevronTexaco Corp.                                           46               3,350
         Exxon Mobil Corp.                                             95               3,412
                                                                                      ---------
                                                                                        6,762
Oil & Gas Services - 2.1%
         Baker Hughes Inc.                                             117              3,941
         Schlumberger Ltd.                                             81               3,839
                                                                                      ---------
                                                                                        7,780
Pharmaceuticals - 9.3%
         Abbott Laboratories                                           76               3,335
         Biovail Corp. (b)                                             65               3,045
         Cardinal Health Inc.                                          37               2,347
         Eli Lilly & Co.                                               5                372
         Forest Laboratories Inc. (b)                                  28               1,517
         Gilead Sciences Inc. (b)                                      42               2,323
         Medimmune Inc. (b)                                            60               2,186
         Pfizer Inc.                                                   379              12,940
         Sanofi-Synthelabo SA                                          46               2,712
         Wyeth                                                         68               3,115
                                                                                      ---------
                                                                                        33,892
Retail - 8.5%
         Best Buy Co. Inc. (b)                                         60               2,620
         Home Depot Inc.                                               158              5,238
         Inditex SA                                                    83               2,095
         Kohl's Corp. (b)                                              45               2,333
         Starbucks Corp. (b)                                           85               2,074
         Target Corp.                                                  202              7,632
         Walgreen Co.                                                  88               2,649
         Wal-Mart de Mexico SA de CV - ADR                             54               1,605
         Wal-Mart de Mexico SA de CV                                   210              621
         Wal-Mart Stores Inc.                                          80               4,272
                                                                                      ---------
                                                                                        31,139
Semiconductors - 1.8%
         Analog Devices Inc. (b)                                       57               1,967
         Applied Materials Inc. (b)                                    169              2,679
         Maxim Integrated Products Inc.                                38               1,286
         Texas Instruments Inc.                                        30               522
                                                                                      ---------
                                                                                        6,454
Software - 7.7%
         Adobe Systems Inc.                                            44               1,401
         First Data Corp.                                              236              9,792
         Fiserv Inc. (b)                                               103              3,675
         Intuit Inc. (b)                                               53               2,342
         Microsoft Corp.                                               401              10,280
         PeopleSoft Inc. (b)                                           48               847
                                                                                      ---------
                                                                                        28,337
Telecommunications Equipment - 1.5%
         Cisco Systems Inc. (b)                                        295              4,917
         Nokia Oyj - ADR                                               30               498
                                                                                      ---------
                                                                                        5,415
Tobacco - 1.1%
         Altria Group Inc.                                             88               4,017

Transportation - 0.3%
         United Parcel Service Inc.                                    19               1,198

Wireless Telecommunications - 3.6%
         Nextel Communications Inc. (b)                                198              3,570
         NTT DoCoMo Inc.                                               1                1,126
         Qualcomm Inc.                                                 29               1,037
         Vodafone Group Plc - ADR                                      86               1,680
         Vodafone Group Plc                                            2,878            5,628
                                                                                      ---------
                                                                                        13,041
                                                                                      ---------
         Total Common Stocks (cost $345,778)                                            354,153
                                                                                      ---------

Short Term Investments - 4.0%
Money Market Funds - 4.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       4,640            4,640
         T. Rowe Price Reserves Investment Fund, 1.16% (a)             9,793            9,793
                                                                                      ---------
         Total Short Term Investments (cost $14,433)                                    14,433
                                                                                      ---------

Total Investments - 100.7% (cost $360,211)                                              368,586
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.7%)                                             (2,531)
                                                                                      ---------
Total Net Assets - 100%                                                        $        366,055
                                                                                      ---------
                                                                                      ---------

T. Rowe Price/JNL Mid-Cap Growth Fund

Common Stocks - 95.3%
Advertising - 1.2%
         Catalina Marketing Corp. (b)                                  117     $        2,060
         Lamar Advertising Co. (b)                                     35               1,232
                                                                                      ---------
                                                                                        3,292
Aerospace & Defense - 2.9%
         Alliant Techsystems Inc. (b)                                  57               2,959
         L-3 Communications Holdings Inc. (b)                          34               1,479
         Rockwell Collins Inc.                                         157              3,867
                                                                                      ---------
                                                                                        8,305
Airlines - 0.2%
         JetBlue Airways Corp. (b)                                     10               423

Apparel - 0.9%
         Coach Inc. (b)                                                44               2,189

Auto Manufacturers - 0.6%
         Oshkosh Truck Corp.                                           31               1,839

Banks - 0.6%
         Investors Financial Services Corp.                            40               1,160
         Silicon Valley Bancshares (b)                                 20               477
                                                                                      ---------
                                                                                        1,637
Beverages - 0.4%
         Cott Corp. (b)                                                62               1,275

Biotechnology - 1.8%
         Affymetrix Inc. (b)                                           35               690
         Human Genome Sciences Inc. (b)                                75               954
         IDEC Pharmaceuticals Corp. (b)                                35               1,190
         Invitrogen Corp. (b)                                          15               576
         Millennium Pharmaceuticals Inc. (b)                           83               1,306
         Protein Design Labs Inc. (b)                                  46               642
                                                                                      ---------
                                                                                        5,358
Building Materials - 0.9%
         American Standard Cos. Inc. (b)                               35               2,588

Chemicals - 1.0%
         Potash Corp. of Saskatchewan Inc.                             46               2,944

Commercial Services - 9.0%
         Apollo Group Inc. (b)                                         21               1,309
         BearingPoint Inc. (b)                                         231              2,229
         ChoicePoint Inc. (b)                                          120              4,143
         Corrections Corp. of America (b)                              -                6
         Education Management Corp. (b)                                40               2,127
         Hewitt Associates Inc. - Class A (b)                          79               1,860
         Iron Mountain Inc. (b)                                        81               3,015
         Manpower Inc.                                                 89               3,312
         Robert Half International Inc. (b)                            156              2,955
         Viad Corp.                                                    134              3,000
         Weight Watchers International Inc. (b)                        51               2,320
                                                                                      ---------
                                                                                        26,276
Computers - 6.3%
         Affiliated Computer Services Inc. - Class A (b)               58               2,652
         BISYS Group Inc. (b)                                          99               1,819
         Ceridian Corp. (b)                                            160              2,715
         Diebold Inc.                                                  47               2,024
         DST Systems Inc. (b)                                          90               3,420
         Lexmark International Inc. (b)                                14               991
         Seagate Technology (b)                                        116              2,047
         SunGard Data Systems Inc. (b)                                 68               1,762
         Synopsys Inc. (b)                                             16               990
                                                                                      ---------
                                                                                        18,420
Cosmetics & Personal Care - 0.4%
         Estee Lauder Cos. Inc.                                        35               1,160

Distribution & Wholesale - 0.9%
         CDW Corp. (b)                                                 50               2,290
         Fastenal Co.                                                  14               475
                                                                                      ---------
                                                                                        2,765
Diversified Financial Services - 3.6%
         Charles Schwab Corp.                                          117              1,181
         Eaton Vance Corp.                                             54               1,706
         Franklin Resources Inc.                                       40               1,563
         Legg Mason Inc.                                               29               1,890
         Waddell & Reed Financial Inc. - Class A                       165              4,235
                                                                                      ---------
                                                                                        10,575
Electrical Components & Equipment - 0.3%
         Molex Inc.                                                    41               950

Electronics - 2.1%
         Celestica Inc. (b)                                            90               1,414
         Garmin Ltd. (b)                                               37               1,491
         Jabil Circuit Inc. (b)                                        70               1,547
         Waters Corp. (b)                                              55               1,602
                                                                                      ---------
                                                                                        6,054
Food - 1.1%
         Whole Foods Market Inc. (b)                                   65               3,089

Healthcare - 7.6%
         Anthem Inc. (b)                                               53               4,058
         Apogent Technologies Inc. (b)                                 78               1,560
         Cytyc Corp. (b)                                               38               400
         DaVita Inc. (b)                                               75               2,009
         Health Management Associates Inc.                             138              2,546
         Laboratory Corp. of America Holdings (b)                      96               2,894
         Manor Care Inc. (b)                                           117              2,926
         St. Jude Medical Inc. (b)                                     27               1,553
         Triad Hospitals Inc. (b)                                      49               1,216
         Wellchoice Inc. (b)                                           37               1,083
         WellPoint Health Networks Inc. (b)                            22               1,846
                                                                                      ---------
                                                                                        22,091
Insurance - 3.4%
         AMBAC Financial Group Inc.                                    14               927
         Nationwide Financial Services Inc. - Class A                  62               2,014
         Principal Financial Group                                     59               1,890
         Protective Life Corp.                                         62               1,659
         Radian Group Inc.                                             44               1,613
         Willis Group Holdings Ltd.                                    61               1,876
                                                                                      ---------
                                                                                        9,979
Internet - 3.6%
         Expedia Inc. - Class A (b)                                    19               1,451
         InterActiveCorp (b)                                           62               2,453
         Monster Worldwide Inc. (b)                                    99               1,953
         Network Associates Inc. (b)                                   102              1,293
         VeriSign Inc. (b)                                             222              3,070
         WebMD Corp. (b)                                               38               413
                                                                                      ---------
                                                                                        10,633
Leisure Time - 1.0%
         Brunswick Corp.                                               119              2,977

Lodging - 0.6%
         Fairmont Hotels & Resorts Inc.                                79               1,839

Manufacturing - 3.2%
         Danaher Corp.                                                 44               3,015
         ITT Industries Inc.                                           52               3,410
         Roper Industries Inc.                                         79               2,939
                                                                                      ---------
                                                                                        9,364
Media - 2.4%
         COX Radio Inc. (b)                                            93               2,149
         E.W. Scripps Co.                                              10               887
         Rogers Communications Inc. - Class B                          111              1,780
         Scholastic Corp. (b)                                          45               1,353
         Westwood One Inc. (b)                                         23               780
                                                                                      ---------
                                                                                        6,949
Mining - 0.9%
         Newmont Mining Corp.                                          78               2,532

Oil & Gas Producers - 3.0%
         Devon Energy Corp.                                            57               3,064
         Diamond Offshore Drilling Inc.                                125              2,624
         Murphy Oil Corp.                                              25               1,289
         XTO Energy Inc.                                               90               1,817
                                                                                      ---------
                                                                                        8,794
Oil & Gas Services - 4.0%
         BJ Services Co. (b)                                           102              3,792
         Cooper Cameron Corp. (b)                                      39               1,965
         FMC Technologies Inc. (b)                                     112              2,358
         Smith International Inc. (b)                                  94               3,453
                                                                                      ---------
                                                                                        11,568
Pharmaceuticals - 10.9%
         Alkermes Inc. (b)                                             71               763
         AmerisourceBergen Corp.                                       37               2,566
         Amylin Pharmaceuticals Inc. (b)                               55               1,204
         Andrx Corp. (b)                                               123              2,448
         Barr Laboratories Inc. (b)                                    52               3,373
         Cephalon Inc. (b)                                             46               1,893
         Gilead Sciences Inc. (b)                                      65               3,613
         IVAX Corp. (b)                                                88               1,571
         Medimmune Inc. (b)                                            67               2,437
         Neurocrine Biosciences Inc. (b)                               20               999
         Omnicare Inc.                                                 195              6,572
         Teva Pharmaceutical Industries Ltd. - ADR                     68               3,860
         Vertex Pharmaceuticals Inc. (b)                               39               569
                                                                                      ---------
                                                                                        31,868
Retail - 8.2%
         99 Cents Only Stores (b)                                      19               652
         Best Buy Co. Inc. (b)                                         90               3,948
         Cheesecake Factory (b)                                        58               2,082
         Dollar Tree Stores Inc. (b)                                   104              3,313
         Family Dollar Stores Inc.                                     85               3,243
         MSC Industrial Direct Co. Inc. (b)                            8                143
         O'Reilly Automotive Inc. (b)                                  78               2,604
         Ross Stores Inc.                                              68               2,906
         Starbucks Corp. (b)                                           111              2,722
         Williams-Sonoma Inc. (b)                                      83               2,424
                                                                                      ---------
                                                                                        24,037
Semiconductors - 4.0%
         Intersil Corp. (b)                                            83               2,209
         KLA-Tencor Corp. (b)                                          35               1,641
         Maxim Integrated Products Inc.                                31               1,060
         Microchip Technology Inc.                                     119              2,931
         Novellus Systems Inc. (b)                                     47               1,721
         QLogic Corp. (b)                                              18               884
         Semtech Corp. (b)                                             87               1,239
                                                                                      ---------
                                                                                        11,685

Software - 4.9%
         Adobe Systems Inc.                                            65               2,085
         Certegy Inc. (b)                                              118              3,275
         Fiserv Inc. (b)                                               66               2,350
         Informatica Corp. (b)                                         56               387
         Intuit Inc. (b)                                               39               1,737
         Mercury Interactive Corp. (b)                                 36               1,371
         PeopleSoft Inc. (b)                                           87               1,530
         Siebel Systems Inc. (b)                                       50               477
         Veritas Software Corp. (b)                                    41               1,174
                                                                                      ---------
                                                                                        14,386
Telecommunications Equipment - 1.0%
         Harris Corp.                                                  98               2,945

Transportation - 0.7%
         Expeditors International of Washington Inc.                   61               2,113

Wireless Telecommunications - 1.7%
         Nextel Communications Inc. (b)                                174              3,146
         Triton PCS Holdings Inc. (b)                                  86               434
         Western Wireless Corp. (b)                                    130              1,493
                                                                                      ---------
                                                                                        5,073
                                                                                      ---------
         Total Common Stocks (cost $236,137)                                            277,972
                                                                                      ---------

Short Term Investments - 5.3%
Money Market Funds - 5.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       7,245            7,245
         T. Rowe Price Reserves Investment Fund, 1.16% (a)             8,317            8,317
                                                                                      ---------
         Total Short Term Investments (cost $15,562)                                    15,562
                                                                                      ---------

Total Investments - 100.6% (cost $251,699)                                              293,534
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.6%)                                             (1,789)
                                                                                      ---------
Total Net Assets - 100%                                                        $        291,745
                                                                                      ---------
                                                                                      ---------

T. Rowe Price/JNL Value Fund

Common Stocks - 96.8%
Aerospace & Defense - 3.4%
         Boeing Co.                                                    33      $        1,136
         Lockheed Martin Corp.                                         28               1,341
         Raytheon Co.                                                  86               2,824
         Rockwell Collins Inc.                                         146              3,589
                                                                                      ---------
                                                                                        8,890
Agriculture - 0.5%
         Monsanto Co.                                                  55               1,186

Airlines - 0.6%
         Delta Air Lines Inc.                                          102              1,493

Auto Manufacturers - 0.6%
         Ford Motor Co.                                                152              1,665

Auto Parts & Equipment - 0.2%
         Delphi Corp.                                                  61               526

Banks - 7.6%
         AmSouth Bancorp.                                              51               1,107
         Bank of America Corp.                                         42               3,343
         Bank One Corp.                                                97               3,595
         Comerica Inc.                                                 61               2,841
         FleetBoston Financial Corp.                                   113              3,361
         Mellon Financial Corp.                                        62               1,707
         US Bancorp.                                                   185              4,540
                                                                                      ---------
                                                                                        20,494
Beverages - 0.7%
         Coca-Cola Enterprises Inc.                                    107              1,942

Chemicals - 2.4%
         E.I. Du Pont de Nemours and Co.                               84               3,481
         Great Lakes Chemical Corp.                                    97               1,969
         Hercules Inc. (b)                                             106              1,051
                                                                                      ---------
                                                                                        6,501
Computers - 2.1%
         Electronic Data Systems Corp.                                 66               1,418
         Hewlett-Packard Co.                                           193              4,100
                                                                                      ---------
                                                                                        5,518
Diversified Financial Services - 6.5%
         American Express Co.                                          101              4,219
         Citigroup Inc.                                                49               2,079
         Franklin Resources Inc.                                       76               2,977
         Freddie Mac                                                   26               1,335
         JPMorgan Chase & Co.                                          91               3,114
         Morgan Stanley                                                90               3,860
                                                                                      ---------
                                                                                        17,584
Electric - 2.7%
         Constellation Energy Group Inc.                               32               1,098
         NiSource Inc.                                                 135              2,573
         Pinnacle West Capital Corp.                                   53               1,992
         TXU Corp.                                                     74               1,650
                                                                                      ---------
                                                                                        7,313
Electronics - 1.1%
         Agilent Technologies Inc. (b)                                 150              2,925

Environmental Control - 1.0%
         Waste Management Inc.                                         112              2,698

Food - 1.7%
         Campbell Soup Co.                                             103              2,524
         Safeway Inc. (b)                                              104              2,122
                                                                                      ---------
                                                                                        4,646
Forest Products & Paper - 1.9%
         Bowater Inc.                                                  82               3,060
         MeadWestvaco Corp.                                            87               2,146
                                                                                      ---------
                                                                                        5,206
Healthcare - 1.2%
         Becton Dickinson & Co.                                        84               3,256

Home Furnishings - 0.8%
         Sony Corp. - ADR                                              74               2,072

Household Products - 1.6%
         Clorox Co.                                                    41               1,761
         Fortune Brands Inc.                                           51               2,647
                                                                                      ---------
                                                                                        4,408

Insurance - 7.9%
         Berkshire Hathaway Inc. - Class A (b)                         -                2,393
         Chubb Corp.                                                   41               2,436
         Cigna Corp.                                                   51               2,375
         Hartford Financial Services Group Inc.                        64               3,208
         Principal Financial Group                                     96               3,083
         Prudential Financial Inc.                                     54               1,804
         Safeco Corp.                                                  72               2,547
         Travelers Property Casualty Corp.                             74               1,169
         UnumProvident Corp.                                           170              2,284
                                                                                      ---------
                                                                                        21,299
Lodging - 2.6%
         Fairmont Hotels & Resorts Inc.                                93               2,167
         Hilton Hotels Corp.                                           207              2,650
         Starwood Hotels & Resorts Worldwide Inc.                      75               2,150
                                                                                      ---------
                                                                                        6,967
Machinery - 1.2%
         Dover Corp.                                                   46               1,378
         Rockwell Automation Inc.                                      74               1,762
                                                                                      ---------
                                                                                        3,140
Manufacturing - 7.5%
         Cooper Industries Ltd. - Class A                              134              5,526
         Eastman Kodak Co.                                             61               1,671
         Eaton Corp.                                                   36               2,799
         Honeywell International Inc.                                  147              3,950
         Pall Corp.                                                    104              2,333
         Tyco International Ltd.                                       211              3,995
                                                                                      ---------
                                                                                        20,274
Media - 10.0%
         AOL Time Warner Inc. (b)                                      270              4,351
         Comcast Corp. - Class A (b)                                   86               2,583
         Comcast Corp. - Special Class A (b)                           129              3,722
         Dow Jones & Co. Inc.                                          68               2,913
         Liberty Media Corp. (b)                                       363              4,197
         Pearson Plc                                                   120              1,116
         Reuters Group Plc                                             366              1,060
         Viacom Inc. - Class B (b)                                     67               2,939
         Walt Disney Co.                                               171              3,373
         Washington Post                                               1                587
                                                                                      ---------
                                                                                        26,841
Mining - 0.8%
         Alcoa Inc.                                                    89               2,272

Oil & Gas Producers - 6.3%
         Amerada Hess Corp.                                            55               2,690
         ChevronTexaco Corp.                                           35               2,512
         ConocoPhillips                                                41               2,236
         Exxon Mobil Corp.                                             99               3,537
         Marathon Oil Corp.                                            45               1,191
         Royal Dutch Petroleum Co. - NYS                               48               2,247
         Unocal Corp.                                                  86               2,459
                                                                                      ---------
                                                                                        16,872
Oil & Gas Services - 0.7%
         Schlumberger Ltd.                                             37               1,770

Pharmaceuticals - 5.4%
         Bristol-Myers Squibb Co.                                      124              3,353
         Merck & Co. Inc.                                              114              6,897
         Schering-Plough Corp.                                         151              2,809
         Wyeth                                                         34               1,557
                                                                                      ---------
                                                                                        14,616
Pipelines - 0.2%
         El Paso Corp.                                                 70               562

Retail - 6.1%
         CVS Corp.                                                     104              2,904
         May Department Stores Co.                                     109              2,415
         McDonald's Corp.                                              131              2,890
         Nordstrom Inc.                                                158              3,084
         RadioShack Corp.                                              112              2,941
         Toys "R" Us Inc. (b)                                          182              2,203
                                                                                      ---------
                                                                                        16,437
Semiconductors - 1.3%
         Agere Systems Inc. (b)                                        197              458
         Agere Systems Inc. - Class B (b)                              102              234
         Applied Materials Inc. (b)                                    76               1,202
         Texas Instruments Inc.                                        86               1,508
                                                                                      ---------
                                                                                        3,402
Software - 1.4%
         IMS Health Inc.                                               61               1,103
         Microsoft Corp.                                               105              2,679
                                                                                      ---------
                                                                                        3,782
Telecommunications - 2.7%
         AT&T Corp.                                                    70               1,346
         Qwest Communications International Inc. (b)                   570              2,724
         Sprint Corp. - FON Group                                      225              3,236
                                                                                      ---------
                                                                                        7,306
Telecommunications Equipment - 0.4%
         Lucent Technologies Inc. (b)                                  569              1,154

Tobacco - 0.7%
         Altria Group Inc.                                             41               1,854

Toys & Hobbies - 1.3%
         Hasbro Inc.                                                   198              3,463

Transportation - 2.6%
         CNF Inc.                                                      108              2,734
         Norfolk Southern Corp.                                        93               1,789
         Union Pacific Corp.                                           42               2,448
                                                                                      ---------
                                                                                        6,971
Wireless Telecommunications - 1.1%
         Motorola Inc.                                                 325              3,061
                                                                                      ---------
         Total Common Stocks (cost $275,045)                                            260,366
                                                                                      ---------

Preferred Stocks - 0.1%
Insurance - 0.0%
         Chubb Corp., 7.00% (j)                                        4                98
                                                                                      ---------
         Total Preferred Stocks (cost $95)                                              98
                                                                                      ---------

Short Term Investments - 3.2%
Money Market Funds - 3.2%
         Dreyfus Cash Management Plus, 1.07% (a)                       3,407            3,407
         T. Rowe Price Reserves Investment Fund, 1.16% (a)             5,200            5,200
                                                                                      ---------
         Total Short Term Investments (cost $8,607)                                     8,607
                                                                                      ---------

Total Investments - 100.1% (cost $283,747)                                              269,071
                                                                                      ---------
Other Assets and Liabilities, Net -  (0.1%)                                             (188)
                                                                                      ---------
Total Net Assets - 100%                                                        $        268,883
                                                                                      ---------
                                                                                      ---------


JNL SERIES TRUST (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2003


(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2003.
(b)  Non-income producing security.
(c) Investment purchased on a when-issued basis. As of June 30, 2003, the total cost of investments purchased on a when-issued basis, in thousands, for the Mellon Capital Management/JNL Bond Index Fund, the PIMCO/JNL Total Return Bond Fund, the PPM America/JNL Balanced Fund, the Salomon Brothers/JNL Balanced Fund, the Salomon Brothers/JNL Global Bond Fund, and the Salomon Brothers/JNL U.S. Government & Quality Bond Fund are: $5,004; $74,336; $255; $1,778; $35,838 and $88,607, respectively.
(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e)  Restricted security.  Certain conditions for public sale may exist.
(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.
(g)  Variable rate security.  Rate stated is in effect as of June 30, 2003.
(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2003.
(i)  Security is in default.
(j)  Convertible security.
(k) Zero coupon security. Rate stated is the effective yield as of June 30, 2003.
(l) All or portion of the security pledged to cover margin requirements on open futures contracts.

Currency Abbreviations:

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

JNL SERIES TRUST (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2003


SCHEDULE OF OPTIONS WRITTEN:
----------------------------------------------------------------------------------------------------------------------------------
                                                    EXPIRATION DATE      EXERCISE PRICE    CONTRACTS         MARKET VALUE (000'S)

AIM/JNL SMALL CAP GROWTH FUND
Nvidia Corp. Call Option                              07/19/2003           $ 30.00            12                       $ -
                                                                                                             ================


PIMCO/JNL TOTAL RETURN BOND FUND
Call Swaption, 3 month LIBOR versus 4.00% fixed        07/22/03        $      n/a             30                    $ (42)
Call Swaption, 3 month LIBOR versus 4.00% fixed        08/05/03               n/a              8                      (12)
U.S. 10-Year Treasury Note Future Call Option          08/23/03             122.00            14                       (2)
U.S. 10-Year Treasury Note Future Call Option          08/23/03             123.00            53                       (3)
U.S. 10-Year Treasury Note Future Put Option           08/23/03             116.00            50                      (34)
U.S. 5-Year Treasury Note Future Call Option           08/23/03             119.00            14                        -
U.S. Long Bond Future Call Option                      08/23/03             126.00            93                      (10)
U.S. 10-Year Treasury Note Future Call Option          08/25/03             120.00            13                       (5)
U.S. 10-Year Treasury Note Future Put Option           08/25/03             114.00            13                       (4)
Japanese  10-Year Government Bond Future Call Option   08/29/03             145.00             1                        -
U.S. 10-Year Treasury Note Future Call Option          08/30/03             117.00            20                      (30)
U.S. 10-Year Treasury Note Future Put Option           08/30/03             110.00            89                       (3)
U.S. Long Bond Future Call Option                      08/30/03             128.00            32                       (2)
U.S. Long Bond Future Put Option                       08/30/03             114.00           134                     (105)
Call Swaption, 3 month LIBOR versus 3.50% fixed        12/15/03               n/a              8                      (23)
Call Swaption, 3 month LIBOR versus 3.50% fixed        12/16/03               n/a             30                      (85)
Eurodollar Future Put Option                           12/18/03              98.00            34                         -
Call Swaption, 3 month LIBOR versus 3.50% fixed        12/20/03               n/a             12                      (21)
Put Swaption, 3 month LIBOR versus 5.50% fixed         12/20/03               n/a              7                       (1)
Call Swaption, 3 month LIBOR versus 3.50% fixed        12/21/03               n/a              2                       (4)
Put Swaption, 3 month LIBOR versus 5.50% fixed         12/21/03               n/a              2                        -
Call Swaption, 3 month LIBOR versus 3.25% fixed        03/03/04               n/a             28                      (55)
Call Swaption, 3 month LIBOR versus 4.00% fixed        03/03/04               n/a             14                      (34)
Call Swaption, 3 month LIBOR versus 4.00% fixed        03/03/04               n/a             14                      (34)
Eurodollar Future Call Option                          03/18/04              98.50             2                       (2)
Eurodollar Future Put Option                           03/18/04              97.25             1                        -
Eurodollar Future Put Option                           03/18/04              97.75            12                        -
Call Swaption, 3 month LIBOR versus 6.00% fixed        10/19/04               n/a              2                      (25)
Put Swaption, 3 month LIBOR versus 6.00% fixed         10/19/04               n/a              2                       (2)
Call Swaption, 3 month LIBOR versus 5.20% fixed        11/02/04               n/a              9                      (73)
Put Swaption, 3 month LIBOR versus 6.70% fixed         11/02/04               n/a              9                       (4)
Call Swaption, 3 month LIBOR versus 5.50% fixed        01/07/05               n/a              6                      (55)
Put Swaption, 3 month LIBOR versus 7.00% fixed         01/07/05               n/a              6                       (3)
                                                                                                               ----------------
                                                                                                                   $ (673)
                                                                                                               ================

PUTNAM/JNL VALUE EQUITY FUND
Solectron Corp. Call Option                            07/18/03               4.77           997                    $ (4)
                                                                                                               ================

JNL SERIES TRUST (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2003


SUMMARY OF WRITTEN CALL OPTIONS FOR THE PERIOD ENDED JUNE 30, 2003 (IN THOUSANDS EXCEPT CONTRACTS):
---------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF CONTRACTS                         PREMIUMS
PIMCO/JNL Total Return Bond Fund
Options outstanding at December 31, 2002                                    348                                $ 303
    Options written during the period                                       864                                  537
    Options closed during the period                                        (41)                                 (29)
    Options exercised during the period                                       -                                    -
    Options expired during the period                                      (407)                                (184)
                                                                    ------------                         ------------
Options outstanding at June 30, 2003                                        764                                $ 627
                                                                    ============                         ============

AIM/JNL SMALL CAP GROWTH FUND
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                        69                                    6
    Options closed during the period                                        (16)                                  (1)
    Options exercised during the period                                     (24)                                  (2)
    Options expired during the period                                       (17)                                  (2)
                                                                    ------------                         ------------
Options outstanding at June 30, 2003                                         12                                  $ 1
                                                                    ============                         ============

PUTNAM/JNL MIDCAP GROWTH FUND
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                     8,619                                    4
    Options closed during the period                                          -                                    -
    Options expired during the period                                    (8,619)                                  (4)
                                                                    ------------                         ------------
Options outstanding at June 30, 2003                                          -                                  $ -
                                                                    ============                         ============

PUTNAM/JNL VALUE EQUITY FUND
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                       997                                   25
    Options closed during the period                                          -                                    -
    Options expired during the period                                         -                                    -
                                                                    ------------                         ------------
Options outstanding at June 30, 2003                                        997                                 $ 25
                                                                    ============                         ============

SUMMARY OF SWAP AGREEMENTS (in thousands):
---------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                                                                          APPRECIATION/
                                                                        NOTIONAL AMOUNT                  (DEPRECIATION)
PIMCO/JNL Total Return Bond Fund
Goldman Sachs Capital Markets, L.P.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                               $              400                   $          (1)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                         900                              15
JPMorgan Chase Bank
    Receive fixed rate equal to 3.25% and pay floating rate
      based on 6 month EURIBOR, 03/15/07                                       1,800                              (2)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                              100                              (1)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                         100                               2
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                              300                               7
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                         600                               6
Morgan Stanley Capital Services Inc.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month LIBOR, 03/17/05                                         4,800                               5
UBS Warburg AG
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                              100                              (1)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                              200                               3
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                         300                               2
                                                                                                         ------------
                                                                                                                $ 35
                                                                                                         ============

JNL SERIES TRUST (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2003



Summary of Investments by Country:
----------------------------------------------------------------------------------------------------------
                                                                                      Mellon Capital
                           JPMorgan/JNL        Janus/JNL                              Management/JNL
                          International        Aggressive       Janus/JNL Global    International Index
                            Value Fund        Growth Fund        Equities Fund             Fund
----------------------------------------------------------------------------------------------------------

Algeria                             - %              - %                     - %                 - %
Argentina                           -                -                       -                   -
Australia                         4.2                -                     1.7                 4.7
Austria                             -                -                       -                 0.2
Bahamas                             -                -                       -                   -
Belgium                             -                -                       -                 1.0
Bermuda                             -              2.2                       -                   -
Brazil                            0.9                -                     0.8                   -
Bulgaria                            -                -                       -                   -
Canada                              -              2.1                     2.2                   -
Cayman Islands                      -                -                       -                   -
China                               -                -                     0.5                   -
Colombia                            -                -                       -                   -
Denmark                             -                -                     0.9                 0.7
Ecuador                             -                -                       -                   -
Finland                             -              3.4                     1.4                 1.7
France                            5.7                -                     6.6                 9.0
Germany                           7.6                -                     3.7                 5.9
Greece                              -                -                       -                 0.3
Hong Kong                         1.0                -                     2.1                 1.4
India                             1.5                -                     1.3                   -
Ireland                           1.7                -                       -                 0.7
Israel                              -                -                     1.5                   -
Italy                             2.7                -                     2.9                 3.6
Japan                            14.8                -                     6.0                18.9
Liberia                             -                -                       -                   -
Luxembourg                          -                -                       -                 0.1
Mexico                              -                -                     1.0                   -
Morocco                             -                -                       -                   -
Netherlands                      11.9                -                     0.5                 4.9
New Zealand                         -                -                       -                 0.2
Norway                              -                -                     0.5                 0.4
Panama                              -                -                       -                   -
Peru                                -                -                       -                   -
Philippines                         -                -                       -                   -
Portugal                            -                -                       -                 0.3
Russia                            2.1                -                     1.0                   -
Singapore                         3.5                -                       -                 0.8
South Korea                       1.2              2.7                     2.7                   -
Spain                             5.3                -                     1.0                 3.6
Sweden                              -                -                     1.4                 2.0
Switzerland                       9.0                -                     6.6                 7.0
Taiwan                              -                -                       -                   -
Thailand                          1.4                -                       -                   -
Turkey                              -                -                       -                   -
United Kingdom                   14.3              1.7                     7.6                25.2
United States                    11.2             87.9                    46.1                 7.4
                  --------------------------------------------------------------------------------

TOTAL
INVESTMENTS                   100.0%            100.0%                   100.0%              100.0%
                  ================================================================================

--------------------------------------------------------------------------------------------------------------

                             Oppenheimer/JNL      PPM America/JNL       Putnam/JNL           Salomon
                              Global Growth         High Yield       International Equity  Brothers/JNL
                                  Fund               Bond Fund             Fund          Global Bond Fund
--------------------------------------------------------------------------------------------------------------

Algeria                                 - %                   - %               - %                0.1 %
Argentina                               -                     -                 -                  0.2
Australia                             0.5                     -               3.2                    -
Austria                                 -                     -                 -                    -
Bahamas                                 -                     -                 -                  0.1
Belgium                                 -                     -               0.9                    -
Bermuda                                 -                     -               0.8                    -
Brazil                                2.4                     -               1.8                  2.6
Bulgaria                                -                     -                 -                  0.2
Canada                                2.5                   6.9               2.6                  0.8
Cayman Islands                          -                     -                 -                  0.1
China                                   -                     -               0.2                    -
Colombia                                -                     -                 -                  0.4
Denmark                                 -                     -               1.2                    -
Ecuador                                 -                     -                 -                  0.4
Finland                               0.4                     -               2.2                    -
France                                7.4                   0.8              11.7                  2.0
Germany                               3.7                     -               4.4                  3.7
Greece                                  -                     -                 -                    -
Hong Kong                             2.0                     -               0.9                    -
India                                 2.9                     -                 -                    -
Ireland                                 -                     -               1.8                    -
Israel                                0.6                     -                 -                    -
Italy                                 0.4                     -               2.3                  0.4
Japan                                 9.3                     -              15.8                    -
Liberia                                 -                   0.9                 -                    -
Luxembourg                              -                   0.7                 -                    -
Mexico                                1.9                     -               1.2                  1.9
Morocco                                 -                     -                 -                  0.3
Netherlands                           3.5                     -               1.6                  0.1
New Zealand                             -                     -               0.3                    -
Norway                                0.7                     -                 -                    -
Panama                                  -                     -                 -                  0.4
Peru                                    -                     -                 -                  0.3
Philippines                             -                     -                 -                  0.6
Portugal                                -                     -               0.2                    -
Russia                                  -                     -               0.4                  2.0
Singapore                             0.8                   0.5               1.6                    -
South Korea                           1.8                     -               5.5                    -
Spain                                 0.4                     -               1.4                    -
Sweden                                1.0                     -               1.6                    -
Switzerland                           0.9                     -              11.9                    -
Taiwan                                  -                     -               0.1                    -
Thailand                                -                     -                 -                    -
Turkey                                  -                     -                 -                  0.5
United Kingdom                       11.2                     -              23.8                  0.6
United States                        45.7                  90.2               0.6                 82.4
                  --------------------------------------------------------------------------------------

TOTAL
INVESTMENTS                         100.0%               100.0%             100.0%               100.0%
                  ======================================================================================

JNL SERIES TRUST (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2003

SUMMARY OF OPEN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------------
       CURRENCY             SETTLEMENT          NOTIONAL         CURRENCY         UNREALIZED
    PURCHASED/SOLD             DATE              AMOUNT            VALUE          GAIN/(LOSS)
------------------------------------------------------------------------------------------------

JPMORGAN/JNL INTERNATIONAL VALUE FUND
        AUD/USD              07/01/03             45 AUD            $ 30               $ -
        AUD/USD              08/14/03             34 AUD              23                 1
        CHF/USD              08/14/03            265 CHF             196                (3)
        DKK/USD              08/14/03            376 DKK              58                (2)
        EUR/JPY              08/14/03            180 EUR             206                (2)
        EUR/USD              08/14/03            390 EUR             447               (11)
        EUR/USD              08/14/03            230 EUR             264                 3
        GBP/SGD              08/14/03             50 GBP              82                 -
        GBP/USD              08/14/03            240 GBP             395                (2)
        GBP/USD              08/14/03            409 GBP             672                15
        HKD/USD              08/14/03            274 HKD              35                 -
        JPY/EUR              08/14/03                (80) JPY        (92)               (3)
        JPY/USD              07/01/03         10,000 JPY              83                 -
        JPY/USD              08/14/03         96,104 JPY             802               (25)
        SEK/USD              08/14/03          1,102 SEK             137                (1)
        SGD/USD              07/01/03             48 SGD              27                 -
        USD/CHF              08/14/03               (435) CHF       (321)               10
        USD/DKK              08/14/03               (168) DKK        (26)                -
        USD/EUR              08/14/03               (474) EUR       (543)               10
        USD/EUR              08/14/03               (461) EUR       (528)               (2)
        USD/GBP              08/14/03               (170) GBP       (280)               (4)
        USD/GBP              08/14/03                (35) GBP        (57)                -
        USD/JPY              08/14/03            (45,111) JPY       (376)                7
        USD/SGD              08/14/03               (282) SGD       (160)                3
                                                              ----------------  ----------------
                                                                 $ 1,074              $ (6)
                                                              ================  ================


JANUS/JNL AGGRESSIVE GROWTH FUND
        EUR/USD              07/31/03                550  EUR     $  631              $ 34
        EUR/USD              09/26/03                400  EUR        458                (7)
        EUR/USD              09/26/03              3,600  EUR      4,123               288
        KRW/USD              11/12/03            925,000  KRW        767                 6
        USD/EUR              07/31/03               (550) EUR       (631)              (42)
        USD/EUR              09/26/03             (4,000) EUR     (4,581)             (333)
        USD/KRW              11/12/03           (925,000) KRW       (767)              (10)
                                                             ----------------  ----------------
                                                                     $ -             $ (64)
                                                             ================  ================

JANUS/JNL GLOBAL EQUITIES FUND
        AUD/USD              07/03/03                457  AUD      $ 306               $ -
        CHF/USD              07/01/03                 19  CHF         14                 -
        CHF/USD              07/02/03                163  CHF        120                 -
        CHF/USD              10/17/03              1,100  CHF        814               (14)
        EUR/USD              07/02/03                 12  EUR         13                 -
        EUR/USD              09/26/03                540  EUR        618                (9)
        EUR/USD              09/26/03               3460  EUR      3,963               194
        GBP/USD              07/01/03                169  GBP        278                (3)
        GBP/USD              07/02/03                  9  GBP         15                 -
        GBP/USD              07/03/03                166  GBP        274                 -
        GBP/USD              08/22/03              1,000  GBP      1,644                72
        GBP/USD              09/26/03                200  GBP        328                 5
        GBP/USD              10/17/03                638  GBP        655                17
        HKD/USD              08/08/03             33,100  HKD      4,245                 2
        JPY/USD              08/08/03            405,000  JPY      3,378              (105)
        JPY/USD              10/17/03            226,718  JPY      1,895               (50)
        KRW/USD              11/12/03            700,000  KRW        580                 -
        MXN/USD              08/08/03              2,800  MXN        268                (4)
        MXN/USD              08/08/03              9,500  MXN        908                26
        USD/AUD              07/03/03               (467) AUD      (313)                 -
        USD/CHF              10/17/03             (1,100) CHF      (814)               (22)
        USD/EUR              07/03/03               (137) EUR      (157)                 -
        USD/EUR              09/26/03             (4,000) EUR    (4,581)              (299)
        USD/GBP              07/03/03                (17) GBP       (28)                 -
        USD/GBP              08/22/03             (1,000) GBP    (1,644)               (94)
        USD/GBP              09/26/03               (200) GBP      (328)               (16)
        USD/GBP              10/17/03               (400) GBP      (655)               (34)
        USD/HKD              08/08/03            (33,100) HKD    (4,245)                (4)
        USD/JPY              07/01/03            (11,352) JPY       (94)                 -
        USD/JPY              07/02/03             (8,191) JPY       (68)                 -
        USD/JPY              07/03/03            (10,420) JPY       (87)                 -
        USD/JPY              08/08/03           (405,000) JPY    (3,378)                44
        USD/JPY              10/17/03           (210,000) JPY    (1,755)                (4)
        USD/JPY              10/17/03            (16,718)JPY       (140)                 5
        USD/KRW              11/12/03           (700,000) KRW      (581)                (8)
        USD/MXN              08/08/03            (12,300) MXN    (1,175)               (77)
                                                              --------------  ---------------
                                                                  $ 273             $ (379)
                                                              ==============  ===============

JANUS/JNL GROWTH & INCOME FUND
        EUR/USD              08/08/03                  5  EUR       $ 6                $ -
        EUR/USD              08/08/03                 55  EUR        63                  4
        USD/EUR              08/08/03               (100) EUR      (115)                (7)
                                                              --------------  ---------------
                                                                  $ (46)              $ (3)
                                                              ==============  ===============

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
        EUR/USD              09/18/03              1,123  EUR   $ 1,286              $ (27)
        EUR/USD              09/18/03                230  EUR       264                  1
        GBP/USD              09/18/03                611  GBP     1,003                (17)
        JPY/USD              09/18/03            118,680  JPY       991                (14)
                                                             --------------  ---------------
                                                                $ 3,544              $ (57)
                                                             ==============  ===============

OPPENHEIMER/JNL GLOBAL GROWTH FUND
        USD/EUR              07/01/03                (27) EUR    $ (31)                $ -
        USD/GBP              07/01/03                (20) GBP      (33)                  -
                                                             --------------  ---------------
                                                                 $ (64)                $ -
                                                             ==============  ===============

PIMCO/JNL TOTAL RETURN BOND FUND

        MXN/USD              09/12/03              1,155  MXN    $ 110                $ 10
        USD/EUR              07/30/03             (1,000) EUR   (1,147)                  5
        USD/GBP              07/31/03               (133) GBP     (219)                  4
        USD/MXN              09/12/03             (1,155) MXN     (110)                 (7)
                                                            --------------  ---------------
                                                              $ (1,366)               $ 12
                                                            ==============  ===============

PUTNAM/JNL INTERNATIONAL EQUITY FUND
        AUD/USD              07/01/03                 54  AUD     $ 36                 $ -
        AUD/USD              07/03/03                  6  AUD        4                   -
        AUD/USD              09/17/03              1,900  AUD    1,264                  24
        CAD/USD              09/17/03              1,150  CAD      843                  12
        GBP/USD              07/02/03                133  GBP      219                   -
        GBP/USD              07/03/03                  3  GBP        5                   -
        GBP/USD              09/17/03                511  GBP      839                  12
        JPY/USD              07/01/03              1,366  JPY       11                   -
        SEK/USD              09/17/03              6,500  SEK      809                 (21)
        USD/CHF              09/17/03               (550) CHF     (407)                 13
        USD/EUR              07/02/03                 (4) EUR       (5)                  -
        USD/EUR              07/03/03                (34) EUR      (39)                  -
        USD/EUR              09/17/03               (356) EUR     (408)                  8
        USD/GBP              07/01/03                 (3) GBP       (5)                  -
        USD/GBP              07/02/03               (140) GBP     (231)                  1
        USD/HKD              07/02/03               (143) HKD      (18)                  -
        USD/JPY              07/02/03             (1,158) JPY      (10)                  -
        USD/JPY              07/03/03             (1,295) JPY      (11)                  -
        USD/JPY              09/17/03           (149,000) JPY   (1,244)                 10
        USD/MXN              09/17/03             (9,000) MXN     (856)                  5
                                                         ---------------  -----------------
                                                                 $ 796                $ 64
                                                         ===============  =================

SALOMON BROTHERS/JNL GLOBAL BOND FUND
        USD/EUR              07/24/03                (10) EUR$ (11,460)              $ 137
                                                         ===============  =================

T.ROWE PRICE/JNL ESTABLISHED GROWTH FUND
        EUR/USD              07/01/03                110  EUR    $ 126                 $ -
                                                         ===============  =================

JNL SERIES TRUST (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2003


SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
--------------------------------------------------------------------------------------------------------
                                                       CONTRACTS                          UNREALIZED
                                                         LONG/        NOTIONAL           APPRECIATION/
                                                        (SHORT)        AMOUNT           (DEPRECIATION)

AIM/JNL PREMIER EQUITY II FUND
S&P 500 E-Mini Future
   Expiration September 2003                               15                                      $ (8)
                                                                                     ===================

AIM/JNL SMALL CAP GROWTH FUND
Russell 2000 Index Future
   Expiration September 2003                                7                                      $ (4)
                                                                                     ===================

JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
S&P 500 Index Future
   Expiration September 2003                                2                                      $ (8)
                                                                                     ===================

JPMORGAN/JNL INTERNATIONAL VALUE FUND
Dow Jones Euro Stoxx 50 Future
   Expiration September 2003                               12                                      $ (9)
FTSE 100 Index Future
   Expiration September 2003                                5                                       (11)
Topix Japanese Yen Future
   Expiration September 2003                                2                                         4
                                                                                     -------------------
                                                                                                  $ (16)
                                                                                     ===================

MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration September 2003                                            $800                        $ 1
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2003                                            (100)                         1
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2003                                            (400)                         1
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration September 2003                                             400                         (4)
                                                                                     -------------------
                                                                                                   $ (1)
                                                                                     ===================

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
Dow Jones Euro Stoxx 50 Future
   Expiration September 2003                               43                                     $ (35)
FTSE 100 Index Future
   Expiration September 2003                               15                                       (32)
MSCI Pan Euro Index Future
   Expiration September 2003                               19                                        (9)
Topix Japanese Yen Future
   Expiration September 2003                               12                                        22
                                                                                     -------------------
                                                                                                  $ (54)
                                                                                     ===================

MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
S&P MidCap 400 E-Mini Future
   Expiration September 2003                               27                                     $ (18)
S&P MidCap 400 Future
   Expiration September 2003                                1                                         2
                                                                                     -------------------
                                                                                                  $ (16)
                                                                                     ===================

MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND
S&P 500 E-Mini Future
   Expiration September 2003                               54                                     $ (65)
S&P 500 Index Future
   Expiration September 2003                               22                                      (130)
                                                                                     -------------------
                                                                                                 $ (195)
                                                                                     ===================

MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
Russell 2000 Index Future
   Expiration September 2003                                3                                     $ (1)
Russell 2000 Mini Index Future
   Expiration September 2003                               82                                      (33)
                                                                                     ------------------
                                                                                                 $ (34)
                                                                                     ==================

PIMCO/JNL TOTAL RETURN FUND
British Pound Sterling Future
   Expiration December 2003                                              2,500 GBP                $ (2)
British Pound Sterling Future
   Expiration March 2004                                                15,000 GBP                  (3)
Euribor Interest Rate Future
   Expiration September 2003                                            15,000 EUR                  21
Euribor Interest Rate Future
   Expiration December 2003                                            (24,000)EUR                  17
Euribor Interest Rate Future
   Expiration March 2004                                                 5,000 EUR                   4
Euribor Interest Rate Future
   Expiration December 2004                                              2,000 EUR                   -
Euribor Interest Rate Future
   Expiration September 2005                                            20,000 EUR                 (12)
Euro BOBL Future, 5-Year, 6.00%,
   Expiration September 2003                                             7,900 EUR                 (23)
Eurodollar Future
   Expiration March 2004                                                26,000 EUR                  44
Eurodollar Future
   Expiration June 2004                                                  6,000 EUR                   5
Eurodollar Future
   Expiration September 2004                                             6,000 EUR                  12
Eurodollar Future
   Expiration December 2004                                             13,000 EUR                  24
Eurodollar Future Option
   Expiration September 2003                                           (18,000)EUR                  10
Eurodollar Future Option
   Expiration December 2003                                             76,000 EUR                  (1)
Eurodollar Future Option
   Expiration December 2003                                            (11,000)EUR                   9
Eurodollar Future Option
   Expiration December 2003                                            (12,000)EUR                  12
Eurodollar Future Option
   Expiration December 2003                                            (12,000)EUR                   9
Eurodollar Future Option
   Expiration March 2004                                               (13,000)EUR                   9
U.S. Treasury Bond Future, 20-Year, 6.00%
   Expiration September 2003                                            14,600 USD                (271)
                                                                                     ------------------
                                                                                                $ (136)
                                                                                     ==================

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2003                                          $ 12,800                   $ (91)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2003                                             7,500                     (92)
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration September 2003                                            44,700                    (924)
                                                                                     ------------------
                                                                                              $ (1,107)
                                                                                     ==================


JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003

                                              AIM/JNL                        AIM/JNL
                                             Large Cap        AIM/JNL       Small Cap      Alger/JNL    Alliance Capital/
                                               Growth     Premier Equity II   Growth        Growth       JNL Growth
ASSETS                                          Fund           Fund            Fund          Fund           Fund
                                            ------------- ---------------- -------------  ------------  --------------

Investments, at cost                            $ 15,509         $ 15,584      $ 18,473     $ 177,990       $ 111,850
                                            ============= ================ =============  ============  ==============
Investments, at value (a)                       $ 16,793         $ 16,010      $ 20,417     $ 202,113       $ 104,738
Cash                                                   -                -             -             -               -
Foreign currency (c)                                   -                -             -             -               -
Receivables:
   Dividends and interest                              6                8             4           102              65
   Forward currency contracts                          -                -             -             -               -
   Foreign taxes recoverable                           -                -             -             5               -
   Fund shares sold                                  186               58            93           306             746
   Investment securities sold                        176              245             4             -               6
   Other                                               -                -             1             -               -
Collateral for securities loaned                   2,435            1,609         1,056        12,505               -
                                            ------------- ---------------- -------------  ------------  --------------
TOTAL ASSETS                                      19,596           17,930        21,575       215,031         105,555
                                            ------------- ---------------- -------------  ------------  --------------

LIABILITIES
Cash overdraft                                         -                -             -             -               -
Payables:
   Administrative fees                                 1                1             2            17               9
   Advisory fees                                      13               12            16           164              66
   Investment securities purchased                   214              107           586             -           1,698
   Income payable                                      -                -             -             -               -
   Forward currency contracts                          -                -             -             -               -
   Fund shares redeemed                               22               10           167           192             328
   Other                                               -                -             -             -               -
Investment securities sold short, at value             -                -             -             -               -
Options written, at value (b)                          -                -             -             -               -
Return of collateral for securities loaned         2,435            1,609         1,056        12,505               -
                                            ------------- ---------------- -------------  ------------  --------------
TOTAL LIABILITIES                                  2,685            1,739         1,827        12,878           2,101
                                            ------------- ---------------- -------------  ------------  --------------
NET ASSETS                                      $ 16,911         $ 16,191      $ 19,748     $ 202,153       $ 103,454
                                            ============= ================ =============  ============  ==============

NET ASSETS CONSIST OF:
Paid-in capital                                 $ 17,308         $ 18,883      $ 20,587     $ 332,359       $ 178,530
Undistributed (accumulated) net
   investment income (loss)                          (15)              (5)          (60)         (224)             89
Accumulated net realized gain (loss)              (1,666)          (3,105)       (2,720)     (154,105)        (68,053)
Net unrealized appreciation (depreciation)         1,284              418         1,941        24,123          (7,112)
                                            ------------- ---------------- -------------  ------------  --------------
                                                $ 16,911         $ 16,191      $ 19,748     $ 202,153       $ 103,454
                                            ============= ================ =============  ============  ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                     1,828            1,898         2,017        15,845          11,726
                                            ============= ================ =============  ============  ==============
NET ASSET VALUE PER SHARE                         $ 9.25           $ 8.53        $ 9.79       $ 12.76          $ 8.82
                                            ============= ================ =============  ============  ==============

(a)   Including securities on loan of:           $ 2,352          $ 1,558       $ 1,008      $ 12,042             $ -
(b)   Premiums from options written                    -                -             1             -               -
(c)   Foreign currency cost                            -                -             -             -               -




                                                               Eagle/JNL       Janus/JNL                     Janus/JNL
                                              Eagle/JNL        SmallCap       Aggressive      Janus/JNL       Capital
                                             Core Equity        Equity          Growth         Balanced       Growth
ASSETS                                           Fund            Fund            Fund            Fund          Fund
                                           ----------------- --------------  --------------  ------------- --------------

Investments, at cost                              $ 172,653       $ 81,114       $ 213,530       $ 87,788      $ 140,654
                                           ================= ==============  ==============  ============= ==============
Investments, at value (a)                         $ 183,820       $ 90,223       $ 240,157       $ 92,019      $ 147,410
Cash                                                      -              -               -              -              -
Foreign currency (c)                                      -              -              11              1              3
Receivables:
   Dividends and interest                               195             22             113            500             30
   Forward currency contracts                             -              -             328              -              -
   Foreign taxes recoverable                              -              -               -              2              -
   Fund shares sold                                     748            125             579            272            237
   Investment securities sold                         1,571            689               -            270             59
   Other                                                  -              -               -              -              -
Collateral for securities loaned                      5,520          3,026          24,858         18,631         14,320
                                           ----------------- --------------  --------------  ------------- --------------
TOTAL ASSETS                                        191,854         94,085         266,046        111,695        162,059
                                           ----------------- --------------  --------------  ------------- --------------
                                                              .
LIABILITIES
Cash overdraft                                            -              -               -              -              -
Payables:
   Administrative fees                                   15              7              20              8             12
   Advisory fees                                        129             69             185             71            117
   Investment securities purchased                    2,952          1,296             789          1,049             93
   Income payable                                         -              -               -              -              -
   Forward currency contracts                             -              -             392              -              -
   Fund shares redeemed                                 155             66             311            124            114
   Other                                                  -              -               -              -              -
Investment securities sold short, at value                -              -               -              -              -
Options written, at value (b)                             -              -               -              -              -
Return of collateral for securities loaned            5,520          3,026          24,858         18,631         14,320
                                           ----------------- --------------  --------------  ------------- --------------
TOTAL LIABILITIES                                     8,771          4,464          26,555         19,883         14,656
                                           ----------------- --------------  --------------  ------------- --------------
NET ASSETS                                        $ 183,083       $ 89,621       $ 239,491       $ 91,812      $ 147,403
                                           ================= ==============  ==============  ============= ==============

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 224,345      $ 105,032       $ 589,116      $ 100,273      $ 516,331
Undistributed (accumulated) net
   investment income (loss)                             722           (294)            (89)           724           (357)
Accumulated net realized gain (loss)                (53,151)       (24,226)       (376,099)       (13,417)      (375,327)
Net unrealized appreciation (depreciation)           11,167          9,109          26,563          4,232          6,756
                                           ----------------- --------------  --------------  ------------- --------------
                                                  $ 183,083       $ 89,621       $ 239,491       $ 91,812      $ 147,403
                                           ================= ==============  ==============  ============= ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                       14,497          6,509          15,620         10,477         12,902
                                           ================= ==============  ==============  ============= ==============
NET ASSET VALUE PER SHARE                           $ 12.63        $ 13.77         $ 15.33         $ 8.76        $ 11.43
                                           ================= ==============  ==============  ============= ==============

(a)   Including securities on loan of:              $ 5,335        $ 2,897        $ 24,110       $ 18,159       $ 13,902
(b)   Premiums from options written                       -              -               -              -              -
(c)   Foreign currency cost                               -              -              11              1              3

                     See Notes to the Financial Statements

JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003


                                             Janus/JNL      Janus/JNL      JPMorgan/JNL    JPMorgan/JNL
                                              Global         Growth &      Enhanced S&P   International    Lazard/JNL
                                             Equities         Income        500 Stock         Value         Mid Cap
ASSETS                                         Fund            Fund         Index Fund         Fund        Value Fund
                                           --------------  -------------  --------------- --------------- -------------

Investments, at cost                           $ 192,811       $ 14,875         $ 48,683         $ 7,264      $ 88,237
                                           ==============  =============  =============== =============== =============
Investments, at value (a)                      $ 196,412       $ 14,750         $ 51,471         $ 7,867      $ 95,923
Cash                                                   -              -                -               -             -
Foreign currency (c)                                 226              1                -             147             -
Receivables:
   Dividends and interest                            160             18               55               9            52
   Forward currency contracts                        365              4                -              55             -
   Foreign taxes recoverable                         142              1                -              11             -
   Fund shares sold                                   57              7              511               4           400
   Investment securities sold                        857            202                6             141            80
   Other                                               -              -                -               -             -
Collateral for securities loaned                  16,713            903            2,094             784         2,955
                                           --------------  -------------  --------------- --------------- -------------
TOTAL ASSETS                                     214,932         15,886           54,137           9,018        99,410
                                           --------------  -------------  --------------- --------------- -------------

LIABILITIES
Cash overdraft                                         -              -                -               -             -
Payables:
   Administrative fees                                25              1                4               1             8
   Advisory fees                                     163             12               32               6            76
   Investment securities purchased                 2,029            221              805             317             -
   Income payable                                      -              -                -               -             -
   Forward currency contracts                        743              7                -              61             -
   Fund shares redeemed                              482             69               31              10           139
   Other                                               -              -                -               5             -
Investment securities sold short, at value             -              -                -               -             -
Options written, at value (b)                          -              -                -               -             -
Return of collateral for securities loaned        16,713            903            2,094             784         2,955
                                           --------------  -------------  --------------- --------------- -------------
TOTAL LIABILITIES                                 20,155          1,213            2,966           1,184         3,178
                                           --------------  -------------  --------------- --------------- -------------
NET ASSETS                                     $ 194,777       $ 14,673         $ 51,171         $ 7,834      $ 96,232
                                           ==============  =============  =============== =============== =============

NET ASSETS CONSIST OF:
Paid-in capital                                $ 380,727       $ 22,855         $ 59,959        $ 11,265      $ 96,877
Undistributed (accumulated) net
   investment income (loss)                        1,764            134              416             117           161
Accumulated net realized gain (loss)            (190,955)        (8,188)         (11,984)         (4,130)       (8,492)
Net unrealized appreciation (depreciation)         3,241           (128)           2,780             582         7,686
                                           --------------  -------------  --------------- --------------- -------------
                                               $ 194,777       $ 14,673         $ 51,171         $ 7,834      $ 96,232
                                           ==============  =============  =============== =============== =============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                    12,995          2,361            7,414           1,288         8,560
                                           ==============  =============  =============== =============== =============
NET ASSET VALUE PER SHARE                        $ 14.99         $ 6.22           $ 6.90          $ 6.08       $ 11.24
                                           ==============  =============  =============== =============== =============

(a)   Including securities on loan of:          $ 15,902          $ 876          $ 2,027           $ 741       $ 2,857
(b)   Premiums from options written                    -              -                -               -             -
(c)   Foreign currency cost                          226              1                -             148             -



                                                                                                 Mellon Capital
                                                            Mellon Capital    Mellon Capital     Management/JNL     Mellon Capital
                                            Lazard/JNL      Management/JNL    Management/JNL         S&P 400        Management/JNL
                                             Small Cap        Bond Index       International      Mid Cap Index      S&P 500 Index
ASSETS                                      Value Fund           Fund           Index Fund            Fund               Fund
                                           --------------  ----------------- ------------------ ------------------  ----------------

Investments, at cost                            $ 86,577           $ 55,867           $ 44,785           $ 29,456          $ 91,319
                                           ==============  ================= ================== ==================  ================
Investments, at value (a)                       $ 93,994           $ 57,317           $ 44,272           $ 31,145          $ 92,421
Cash                                                   -                  -                  -                  -                 -
Foreign currency (c)                                   -                  -                227                  -                 -
Receivables:
   Dividends and interest                             81                488                 65                 18               106
   Forward currency contracts                          -                  -                  1                  -                 -
   Foreign taxes recoverable                           1                  -                 23                  -                 -
   Fund shares sold                                  361                505                409                437               848
   Investment securities sold                      1,027                  -                  -                  -                 -
   Other                                               -                  5              3,406                  -                 -
Collateral for securities loaned                   4,891             11,019              2,927              2,213             3,074
                                           --------------  ----------------- ------------------ ------------------  ----------------
TOTAL ASSETS                                     100,355             69,334             51,330             33,813            96,449
                                           --------------  ----------------- ------------------ ------------------  ----------------

LIABILITIES
Cash overdraft                                         -                  2                  -                  -                 -
Payables:
   Administrative fees                                 8                  4                  5                  2                 7
   Advisory fees                                      79                 21                 18                 12                37
   Investment securities purchased                 1,291              5,004                  -                 41                 -
   Income payable                                      -                  -                  -                  -                 -
   Forward currency contracts                          -                  -                 58                  -                 -
   Fund shares redeemed                              161                 65                 39                 18                87
   Other                                               -                  3              3,423                  6                 1
Investment securities sold short, at value             -                  -                  -                  -                 -
Options written, at value (b)                          -                  -                  -                  -                 -
Return of collateral for securities loaned         4,891             11,019              2,927              2,213             3,074
                                           --------------  ----------------- ------------------ ------------------  ----------------
TOTAL LIABILITIES                                  6,430             16,118              6,470              2,292             3,206
                                           --------------  ----------------- ------------------ ------------------  ----------------
NET ASSETS                                      $ 93,925           $ 53,216           $ 44,860           $ 31,521          $ 93,243
                                           ==============  ================= ================== ==================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                 $ 95,872           $ 50,442           $ 46,447           $ 30,887          $ 91,367
Undistributed (accumulated) net
   investment income (loss)                           24                742                507                 62               676
Accumulated net realized gain (loss)              (9,388)               583             (1,468)            (1,101)              293
Net unrealized appreciation (depreciation)         7,417              1,449               (626)             1,673               907
                                           --------------  ----------------- ------------------ ------------------  ----------------
                                                $ 93,925           $ 53,216           $ 44,860           $ 31,521          $ 93,243
                                           ==============  ================= ================== ==================  ================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                     8,860              4,920              4,868              3,292            10,751
                                           ==============  ================= ================== ==================  ================
NET ASSET VALUE PER SHARE                        $ 10.60            $ 10.82             $ 9.21             $ 9.58            $ 8.67
                                           ==============  ================= ================== ==================  ================

(a)   Including securities on loan of:           $ 4,692           $ 10,771            $ 2,777            $ 2,141           $ 2,951
(b)   Premiums from options written                    -                  -                  -                  -                 -
(c)   Foreign currency cost                            -                  -                231                  -                 -

                     See Notes to the Financial Statements

JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003


                                             Mellon Capital                                        PIMCO/JNL         PPM
                                             Management/JNL      Oppenheimer/     Oppenheimer/   Total Return    America/JNL
                                                Small Cap         JNL Global       JNL Growth        Bond         Balanced
ASSETS                                         Index Fund        Growth Fund          Fund           Fund           Fund
                                           -------------------- ---------------  --------------- -------------- --------------

Investments, at cost                                  $ 36,801        $ 63,844         $ 21,988      $ 314,712      $ 228,335
                                           ==================== ===============  =============== ============== ==============
Investments, at value (a)                             $ 36,961        $ 64,405         $ 23,994      $ 319,886      $ 243,809
Cash                                                         1               -                1              -              -
Foreign currency (c)                                         -              77                -          1,069              -
Receivables:
   Dividends and interest                                   38              63                5          1,633          1,179
   Forward currency contracts                                -               -                -             19              -
   Foreign taxes recoverable                                 -              13                -              -              -
   Fund shares sold                                        401             167               93          1,511            387
   Investment securities sold                            3,764             200                -         32,558              -
   Other                                                    14               -                -            234              -
Collateral for securities loaned                         1,504           4,676            4,375         43,298         33,927
                                           -------------------- ---------------  --------------- -------------- --------------
TOTAL ASSETS                                            42,683          69,601           28,468        400,208        279,302
                                           -------------------- ---------------  --------------- -------------- --------------

LIABILITIES
Cash overdraft                                               -               -                -              -              -
Payables:
   Administrative fees                                       3               8                2             23             20
   Advisory fees                                            15              47               17            159            141
   Investment securities purchased                       3,722             135              487         74,634          1,251
   Income payable                                            -               -                -              -              -
   Forward currency contracts                                -               -                -              7              -
   Fund shares redeemed                                     21             191               18            348            175
   Other                                                     -               -                -              2              -
Investment securities sold short, at value                   -               -                -              -              -
Options written, at value (b)                                -               -                -            673              -
Return of collateral for securities loaned               1,504           4,676            4,375         43,298         33,927
                                           -------------------- ---------------  --------------- -------------- --------------
TOTAL LIABILITIES                                        5,265           5,057            4,899        119,144         35,514
                                           -------------------- ---------------  --------------- -------------- --------------
NET ASSETS                                            $ 37,418        $ 64,544         $ 23,569      $ 281,064      $ 243,788
                                           ==================== ===============  =============== ============== ==============

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 37,552        $ 76,803         $ 26,582      $ 257,533      $ 227,518
Undistributed (accumulated) net
   investment income (loss)                                114             417              (55)         7,484          2,875
Accumulated net realized gain (loss)                      (374)        (13,237)          (4,964)        11,002         (2,079)
Net unrealized appreciation (depreciation)                 126             561            2,006          5,045         15,474
                                           -------------------- ---------------  --------------- -------------- --------------
                                                      $ 37,418        $ 64,544         $ 23,569      $ 281,064      $ 243,788
                                           ==================== ===============  =============== ============== ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                           4,021           8,065            3,050         23,122         16,921
                                           ==================== ===============  =============== ============== ==============
NET ASSET VALUE PER SHARE                               $ 9.31          $ 8.00           $ 7.73        $ 12.16        $ 14.41
                                           ==================== ===============  =============== ============== ==============

(a)   Including securities on loan of:                 $ 1,352         $ 4,372          $ 4,239       $ 42,175       $ 33,015
(b)   Premiums from options written                          -               -                -            627              -
(c)   Foreign currency cost                                  -              78                -          1,077              -



                                                 PPM              PPM             PPM            Putnam/        Putnam/JNL
                                             America/JNL        America/        America/           JNL        International
                                              High Yield       JNL Money       JNL Value         Equity           Equity
ASSETS                                        Bond Fund       Market Fund         Fund            Fund             Fund
                                           ----------------- --------------- ---------------  -------------- -----------------

Investments, at cost                              $ 201,971       $ 201,537        $ 22,834       $ 153,637          $ 81,629
                                           ================= =============== ===============  ============== =================
Investments, at value (a)                         $ 214,495       $ 201,537        $ 26,272       $ 154,978          $ 81,131
Cash                                                      -               -               -               -                 -
Foreign currency (c)                                      -               -               -               2               112
Receivables:
   Dividends and interest                             4,596               4              44             185               109
   Forward currency contracts                             -               -               -               -                85
   Foreign taxes recoverable                              -               -               -              15                82
   Fund shares sold                                     680             436             137              13               531
   Investment securities sold                         1,527               -               -             976               879
   Other                                                  -               -               -               -                 -
Collateral for securities loaned                     61,756               -           2,155           5,259             5,100
                                           ----------------- --------------- ---------------  -------------- -----------------
TOTAL ASSETS                                        283,054         201,977          28,608         161,428            88,029
                                           ----------------- --------------- ---------------  -------------- -----------------

LIABILITIES
Cash overdraft                                            -               -               -              10               510
Payables:
   Administrative fees                                   17              16               2              13                10
   Advisory fees                                        122              93              16             117                75
   Investment securities purchased                    2,351               -             298             161               784
   Income payable                                         -              70               -               -                 -
   Forward currency contracts                             -               -               -               -                21
   Fund shares redeemed                                 207           1,442              15             152                82
   Other                                                  -               -               -               -                 -
Investment securities sold short, at value                -               -               -               -                 -
Options written, at value (b)                             -               -               -               -                 -
Return of collateral for securities loaned           61,756               -           2,155           5,259             5,100
                                           ----------------- --------------- ---------------  -------------- -----------------
TOTAL LIABILITIES                                    64,453           1,621           2,486           5,712             6,582
                                           ----------------- --------------- ---------------  -------------- -----------------
NET ASSETS                                        $ 218,601       $ 200,356        $ 26,122       $ 155,716          $ 81,447
                                           ================= =============== ===============  ============== =================

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 252,947       $ 200,356        $ 21,920       $ 300,232         $ 122,669
Undistributed (accumulated) net
   investment income (loss)                           6,915               -             286             921               978
Accumulated net realized gain (loss)                (53,785)              -             478        (146,778)          (41,777)
Net unrealized appreciation (depreciation)           12,524               -           3,438           1,341              (423)
                                           ----------------- --------------- ---------------  -------------- -----------------
                                                  $ 218,601       $ 200,356        $ 26,122       $ 155,716          $ 81,447
                                           ================= =============== ===============  ============== =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                       25,218         200,356           2,099          10,808            10,101
                                           ================= =============== ===============  ============== =================
NET ASSET VALUE PER SHARE                            $ 8.67          $ 1.00         $ 12.45         $ 14.41            $ 8.06
                                           ================= =============== ===============  ============== =================

(a)   Including securities on loan of:             $ 60,305             $ -         $ 2,056         $ 5,085           $ 4,826
(b)   Premiums from options written                       -               -               -               -                 -
(c)   Foreign currency cost                               -               -               -               2               112

                     See Notes to the Financial Statements

JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003


                                              Putnam/JNL        Putnam/JNL       S&P/JNL         S&P/JNL         S&P/JNL
                                                Midcap            Value         Aggressive     Aggressive      Aggressive
                                                Growth            Equity          Growth         Growth          Growth
ASSETS                                           Fund              Fund            Fund          Fund I          Fund II
                                           -----------------  --------------- --------------- --------------  --------------

Investments, at cost                               $ 20,051        $ 270,307        $ 13,228      $ 126,370         $ 3,952
                                           =================  =============== =============== ==============  ==============
Investments, at value (a)                          $ 21,906        $ 272,280        $ 11,220      $ 119,352         $ 3,622
Cash                                                      -                -               -              -               -
Foreign currency (c)                                      -                5               -              -               -
Receivables:
   Dividends and interest                                 5              458               -              -               -
   Forward currency contracts                             -                -               -              -               -
   Foreign taxes recoverable                              -                -               -              -               -
   Fund shares sold                                      31              969              20            305               -
   Investment securities sold                           287            2,515               -              -               -
   Other                                                  -                -               -              -               -
Collateral for securities loaned                      3,044           10,879               -              -               -
                                           -----------------  --------------- --------------- --------------  --------------
TOTAL ASSETS                                         25,273          287,106          11,240        119,657           3,622
                                           -----------------  --------------- --------------- --------------  --------------

LIABILITIES
Cash overdraft                                            -                -               -              -               -
Payables:
   Administrative fees                                    1               23               -              5               -
   Advisory fees                                         17              198               1             15               1
   Investment securities purchased                      392            2,308               1              -               -
   Income payable                                         -                -               -              -               -
   Forward currency contracts                             -                -               -              -               -
   Fund shares redeemed                                  76              221               2             37               3
   Other                                                  -                -               -              -               -
Investment securities sold short, at value                -                -               -              -               -
Options written, at value (b)                             -                4               -              -               -
Return of collateral for securities loaned            3,044           10,879               -              -               -
                                           -----------------  --------------- --------------- --------------  --------------
TOTAL LIABILITIES                                     3,530           13,633               4             57               4
                                           -----------------  --------------- --------------- --------------  --------------
NET ASSETS                                         $ 21,743        $ 273,473        $ 11,236      $ 119,600         $ 3,618
                                           =================  =============== =============== ==============  ==============

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 46,562        $ 339,001        $ 20,996      $ 157,301         $ 6,153
Undistributed (accumulated) net
   investment income (loss)                             (55)           1,600              21            691              31
Accumulated net realized gain (loss)                (26,619)         (69,122)         (7,773)       (31,374)         (2,236)
Net unrealized appreciation (depreciation)            1,855            1,994          (2,008)        (7,018)           (330)
                                           -----------------  --------------- --------------- --------------  --------------
                                                   $ 21,743        $ 273,473        $ 11,236      $ 119,600         $ 3,618
                                           =================  =============== =============== ==============  ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        3,692           18,909           1,763         12,770             467
                                           =================  =============== =============== ==============  ==============
NET ASSET VALUE PER SHARE                            $ 5.89          $ 14.46          $ 6.37         $ 9.37          $ 7.75
                                           =================  =============== =============== ==============  ==============

(a)   Including securities on loan of:              $ 2,953         $ 10,438             $ -            $ -             $ -
(b)   Premiums from options written                       -               25               -              -               -
(c)   Foreign currency cost                               -                5               -              -               -



                                               S&P/JNL          S&P/JNL         S&P/JNL         S&P/JNL         S&P/JNL
                                            Conservative     Conservative     Conservative        Core            Core
                                               Growth           Growth           Growth        Index 100        Index 50
ASSETS                                          Fund            Fund I          Fund II           Fund            Fund
                                           ----------------  --------------  --------------- ---------------  -------------

Investments, at cost                              $ 15,174       $ 300,261         $ 13,115        $ 22,565        $ 3,282
                                           ================  ==============  =============== ===============  =============
Investments, at value (a)                         $ 14,438       $ 297,089         $ 13,070        $ 23,648        $ 3,453
Cash                                                     -               -                -               -              -
Foreign currency (c)                                     -               -                -               -              -
Receivables:
   Dividends and interest                                1              11                -               1              -
   Forward currency contracts                            -               -                -               -              -
   Foreign taxes recoverable                             -               -                -               -              -
   Fund shares sold                                     14             845                6             171              2
   Investment securities sold                            -               -                -               -              -
   Other                                                 -               -                -               -              -
Collateral for securities loaned                         -               -                -               -              -
                                           ----------------  --------------  --------------- ---------------  -------------
TOTAL ASSETS                                        14,453         297,945           13,076          23,820          3,455
                                           ----------------  --------------  --------------- ---------------  -------------

LIABILITIES
Cash overdraft                                           -               -                -               -              -
Payables:
   Administrative fees                                   1              12                1               1              -
   Advisory fees                                         2              36                2               3              1
   Investment securities purchased                       -               -                -               -              -
   Income payable                                        -               -                -               -              -
   Forward currency contracts                            -               -                -               -              -
   Fund shares redeemed                                  3             290                5              11              1
   Other                                                 -               -                -               -              -
Investment securities sold short, at value               -               -                -               -              -
Options written, at value (b)                            -               -                -               -              -
Return of collateral for securities loaned               -               -                -               -              -
                                           ----------------  --------------  --------------- ---------------  -------------
TOTAL LIABILITIES                                        6             338                8              15              2
                                           ----------------  --------------  --------------- ---------------  -------------
NET ASSETS                                        $ 14,447       $ 297,607         $ 13,068        $ 23,805        $ 3,453
                                           ================  ==============  =============== ===============  =============

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 17,230       $ 317,560         $ 15,726        $ 22,782        $ 3,513
Undistributed (accumulated) net
   investment income (loss)                            150         (19,825)             246             103              -
Accumulated net realized gain (loss)                (2,197)          3,044           (2,859)           (163)          (231)
Net unrealized appreciation (depreciation)            (736)         (3,172)             (45)          1,083            171
                                           ----------------  --------------  --------------- ---------------  -------------
                                                  $ 14,447       $ 297,607         $ 13,068        $ 23,805        $ 3,453
                                           ================  ==============  =============== ===============  =============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                       1,770          29,034            1,508           2,522            393
                                           ================  ==============  =============== ===============  =============
NET ASSET VALUE PER SHARE                           $ 8.16         $ 10.25           $ 8.67          $ 9.44         $ 8.78
                                           ================  ==============  =============== ===============  =============

(a)   Including securities on loan of:                 $ -             $ -              $ -             $ -            $ -
(b)   Premiums from options written                      -               -                -               -              -
(c)   Foreign currency cost                              -               -                -               -              -

                     See Notes to the Financial Statements

JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003


                                               S&P/JNL        S&P/JNL Equity    S&P/JNL Equity       S&P/JNL         S&P/JNL
                                                Core            Aggressive        Aggressive          Equity         Equity
                                              Index 75            Growth            Growth            Growth         Growth
ASSETS                                          Fund              Fund I            Fund II           Fund I         Fund II
                                           ----------------  ------------------ ----------------  --------------- --------------

Investments, at cost                               $ 5,943            $ 41,461          $ 1,549        $ 129,826        $ 6,272
                                           ================  ================== ================  =============== ==============
Investments, at value (a)                          $ 6,267            $ 38,446          $ 1,309        $ 119,589        $ 5,611
Cash                                                     -                   -                -                -              -
Foreign currency (c)                                     -                   -                -                -              -
Receivables:
   Dividends and interest                                -                   -                -                -              -
   Forward currency contracts                            -                   -                -                -              -
   Foreign taxes recoverable                             -                   -                -                -              -
   Fund shares sold                                     33                   8                3              824              -
   Investment securities sold                            -                   -                -                -              -
   Other                                                 -                   -                -                -              -
Collateral for securities loaned                         -                   -                -                -              -
                                           ----------------  ------------------ ----------------  --------------- --------------
TOTAL ASSETS                                         6,300              38,454            1,312          120,413          5,611
                                           ----------------  ------------------ ----------------  --------------- --------------

LIABILITIES
Cash overdraft                                           -                   -                -                -              -
Payables:
   Administrative fees                                   -                   1                -                5              -
   Advisory fees                                         1                   5                -               15              1
   Investment securities purchased                       -                   -                -                -              -
   Income payable                                        -                   -                -                -              -
   Forward currency contracts                            -                   -                -                -              -
   Fund shares redeemed                                  3                  12                2               76              1
   Other                                                 -                   -                -                -              -
Investment securities sold short, at value               -                   -                -                -              -
Options written, at value (b)                            -                   -                -                -              -
Return of collateral for securities loaned               -                   -                -                -              -
                                           ----------------  ------------------ ----------------  --------------- --------------
TOTAL LIABILITIES                                        4                  18                2               96              2
                                           ----------------  ------------------ ----------------  --------------- --------------
NET ASSETS                                         $ 6,296            $ 38,436          $ 1,310        $ 120,317        $ 5,609
                                           ================  ================== ================  =============== ==============

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 6,089            $ 60,163          $ 2,995        $ 193,846       $ 10,871
Undistributed (accumulated) net
   investment income (loss)                             22                 (32)               -              (88)             3
Accumulated net realized gain (loss)                  (139)            (18,680)          (1,445)         (63,204)        (4,604)
Net unrealized appreciation (depreciation)             324              (3,015)            (240)         (10,237)          (661)
                                           ----------------  ------------------ ----------------  --------------- --------------
                                                   $ 6,296            $ 38,436          $ 1,310        $ 120,317        $ 5,609
                                           ================  ================== ================  =============== ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         690               4,685              168           14,475            760
                                           ================  ================== ================  =============== ==============
NET ASSET VALUE PER SHARE                           $ 9.13              $ 8.20           $ 7.80           $ 8.31         $ 7.38
                                           ================  ================== ================  =============== ==============

(a)   Including securities on loan of:                 $ -                 $ -              $ -              $ -            $ -
(b)   Premiums from options written                      -                   -                -                -              -
(c)   Foreign currency cost                              -                   -                -                -              -



                                               S&P/JNL         S&P/JNL          S&P/JNL       S&P/JNL Very      S&P/JNL Very
                                              Moderate         Moderate         Moderate       Aggressive        Aggressive
                                               Growth           Growth           Growth          Growth            Growth
ASSETS                                          Fund            Fund I          Fund II          Fund I           Fund II
                                           ---------------- ---------------  --------------- ----------------  ---------------

Investments, at cost                              $ 27,327       $ 434,560         $ 17,690         $ 50,592          $ 2,510
                                           ================ ===============  =============== ================  ===============
Investments, at value (a)                         $ 25,758       $ 423,609         $ 17,138         $ 46,418          $ 1,995
Cash                                                     -               -                -                -                -
Foreign currency (c)                                     -               -                -                -                -
Receivables:
   Dividends and interest                                -               8                -                -                -
   Forward currency contracts                            -               -                -                -                -
   Foreign taxes recoverable                             -               -                -                -                -
   Fund shares sold                                     20           3,214                9               19                -
   Investment securities sold                            -               -                -                -                -
   Other                                                 -               -                -                -                -
Collateral for securities loaned                         -               -                -                -                -
                                           ---------------- ---------------  --------------- ----------------  ---------------
TOTAL ASSETS                                        25,778         426,831           17,147           46,437            1,995
                                           ---------------- ---------------  --------------- ----------------  ---------------

LIABILITIES
Cash overdraft                                           -               -                -                -                -
Payables:
   Administrative fees                                   1              17                1                2                -
   Advisory fees                                         3              51                2                6                -
   Investment securities purchased                       -               -                -                -                -
   Income payable                                        -               -                -                -                -
   Forward currency contracts                            -               -                -                -                -
   Fund shares redeemed                                  5             438               20               35                -
   Other                                                 -               -                -                -                -
Investment securities sold short, at value               -               -                -                -                -
Options written, at value (b)                            -               -                -                -                -
Return of collateral for securities loaned               -               -                -                -                -
                                           ---------------- ---------------  --------------- ----------------  ---------------
TOTAL LIABILITIES                                        9             506               23               43                -
                                           ---------------- ---------------  --------------- ----------------  ---------------
NET ASSETS                                        $ 25,769       $ 426,325         $ 17,124         $ 46,394          $ 1,995
                                           ================ ===============  =============== ================  ===============

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 35,751       $ 483,367         $ 22,327         $ 79,952          $ 3,864
Undistributed (accumulated) net
   investment income (loss)                            164           3,707              227              (42)              (2)
Accumulated net realized gain (loss)                (8,577)        (49,799)          (4,878)         (29,342)          (1,352)
Net unrealized appreciation (depreciation)          (1,569)        (10,950)            (552)          (4,174)            (515)
                                           ---------------- ---------------  --------------- ----------------  ---------------
                                                  $ 25,769       $ 426,325         $ 17,124         $ 46,394          $ 1,995
                                           ================ ===============  =============== ================  ===============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                       3,541          42,196            1,970            5,442              252
                                           ================ ===============  =============== ================  ===============
NET ASSET VALUE PER SHARE                           $ 7.28         $ 10.10           $ 8.69           $ 8.52           $ 7.91
                                           ================ ===============  =============== ================  ===============

(a)   Including securities on loan of:                 $ -             $ -              $ -              $ -              $ -
(b)   Premiums from options written                      -               -                -                -                -
(c)   Foreign currency cost                              -               -                -                -                -

                     See Notes to the Financial Statements

JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003



                                                                                                          Salomon
                                                Salomon            Salomon            Salomon          Brothers/JNL
                                              Brothers/JNL       Brothers/JNL      Brothers/JNL       U.S. Government
                                                Balanced         Global Bond        High Yield           & Quality
ASSETS                                            Fund               Fund            Bond Fund           Bond Fund
                                           ------------------- ----------------- ------------------ --------------------

Investments, at cost                                 $ 19,623         $ 190,510           $ 23,196            $ 385,330
                                           =================== ================= ================== ====================
Investments, at value (a)                            $ 18,682         $ 196,599           $ 23,049            $ 398,128
Cash                                                        -                 9                  -                    -
Foreign currency (c)                                        -                 -                  -                    -
Receivables:
   Dividends and interest                                  64             2,138                503                2,182
   Forward currency contracts                               -               137                  -                    -
   Foreign taxes recoverable                                -                 -                  -                    -
   Fund shares sold                                        11               997                 10                  890
   Investment securities sold                              25               744                 43                   14
   Other                                                    -                 -                  -                  369
Collateral for securities loaned                        1,828            36,145              4,630               97,512
                                           ------------------- ----------------- ------------------ --------------------
TOTAL ASSETS                                           20,610           236,769             28,235              499,095
                                           ------------------- ----------------- ------------------ --------------------

LIABILITIES
Cash overdraft                                              -                 -                  -                    -
Payables:
   Administrative fees                                      1                13                  2                   26
   Advisory fees                                           11               113                 15                  175
   Investment securities purchased                      1,802            36,307                334               88,608
   Income payable                                           -                 -                  -                    -
   Forward currency contracts                               -                 -                  -                    -
   Fund shares redeemed                                    12               492                 46                  690
   Other                                                    -                 -                  -                    -
Investment securities sold short, at value                  -                 -                  -                    -
Options written, at value (b)                               -                 -                  -                    -
Return of collateral for securities loaned              1,828            36,145              4,630               97,512
                                           ------------------- ----------------- ------------------ --------------------
TOTAL LIABILITIES                                       3,654            73,070              5,027              187,011
                                           ------------------- ----------------- ------------------ --------------------
NET ASSETS                                           $ 16,956         $ 163,699           $ 23,208            $ 312,084
                                           =================== ================= ================== ====================

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 17,254         $ 151,056           $ 25,137            $ 286,995
Undistributed (accumulated) net
   investment income (loss)                               504             3,966                902                5,151
Accumulated net realized gain (loss)                      139             2,444             (2,684)               8,247
Net unrealized appreciation (depreciation)               (941)            6,233               (147)              11,691
                                           ------------------- ----------------- ------------------ --------------------
                                                     $ 16,956         $ 163,699           $ 23,208            $ 312,084
                                           =================== ================= ================== ====================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          1,637            13,987              2,896               25,360
                                           =================== ================= ================== ====================
NET ASSET VALUE PER SHARE                             $ 10.35           $ 11.70             $ 8.01              $ 12.31
                                           =================== ================= ================== ====================

(a)   Including securities on loan of:                $ 1,776          $ 34,993            $ 4,524             $ 95,502
(b)   Premiums from options written                         -                 -                  -                    -
(c)   Foreign currency cost                                 -                 -                  -                    -



                                            T. Rowe Price/     T. Rowe Price/       T. Rowe
                                           JNL Established       JNL Mid-Cap       Price/JNL
                                                Growth             Growth            Value
ASSETS                                           Fund               Fund             Fund
                                          -------------------  ---------------- ----------------

Investments, at cost                               $ 360,211         $ 251,699        $ 283,747
                                          ===================  ================ ================
Investments, at value (a)                          $ 368,586         $ 293,534        $ 269,071
Cash                                                       -                 -                -
Foreign currency (c)                                      54                 -                -
Receivables:
   Dividends and interest                                312                74              499
   Forward currency contracts                              -                 -                -
   Foreign taxes recoverable                              10                 -                -
   Fund shares sold                                      734               264            1,081
   Investment securities sold                          1,621               482              565
   Other                                                   -                 -                -
Collateral for securities loaned                      28,498                 -           12,999
                                          -------------------  ---------------- ----------------
TOTAL ASSETS                                         399,815           294,354          284,215
                                          -------------------  ---------------- ----------------

LIABILITIES
Cash overdraft                                             -                 -                -
Payables:
   Administrative fees                                    30                24               22
   Advisory fees                                         247               221              198
   Investment securities purchased                     4,645             2,040            1,087
   Income payable                                          -                 -                -
   Forward currency contracts                              -                 -                -
   Fund shares redeemed                                  340               324            1,026
   Other                                                   -                 -                -
Investment securities sold short, at value                 -                 -                -
Options written, at value (b)                              -                 -                -
Return of collateral for securities loaned            28,498                 -           12,999
                                          -------------------  ---------------- ----------------
TOTAL LIABILITIES                                     33,760             2,609           15,332
                                          -------------------  ---------------- ----------------
NET ASSETS                                         $ 366,055         $ 291,745        $ 268,883
                                          ===================  ================ ================

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 463,374         $ 261,000        $ 288,982
Undistributed (accumulated) net
   investment income (loss)                              387              (838)           3,311
Accumulated net realized gain (loss)                (106,079)          (10,252)          (8,734)
Net unrealized appreciation (depreciation)             8,373            41,835          (14,676)
                                          -------------------  ---------------- ----------------
                                                   $ 366,055         $ 291,745        $ 268,883
                                          ===================  ================ ================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        24,975            13,670           26,684
                                          ===================  ================ ================
NET ASSET VALUE PER SHARE                            $ 14.66           $ 21.34          $ 10.08
                                          ===================  ================ ================

(a)   Including securities on loan of:              $ 27,553               $ -         $ 12,472
(b)   Premiums from options written                        -                 -                -
(c)   Foreign currency cost                               54                 -                -

                     See Notes to the Financial Statements

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2003

                                               AIM/JNL                          AIM/JNL
                                              Large Cap         AIM/JNL        Small Cap      Alger/JNL     Alliance Capital/
                                                Growth       Premier Equity II  Growth          Growth       JNL Growth
                                                 Fund            Fund            Fund            Fund           Fund
                                            ---------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME
   Dividends                                          $ 41            $ 59             $ 7          $ 729           $ 482
   Interest                                              4               8               9             25              11
   Foreign taxes withheld                               (1)              -               -            (19)             (9)
   Securities lending                                    -               -               6              7               6
                                            ---------------  --------------  --------------  -------------  --------------
TOTAL INVESTMENT INCOME                                 44              67              22            742             490
                                            ---------------  --------------  --------------  -------------  --------------

EXPENSES
   Administrative fees                                   6               7               7             89              46
   Advisory fees                                        53              65              75            874             353
   Trustees fees                                         -               -               -              1               1
   Interest expense                                      -               -               -              -               -
   Legal fees                                            -               -               -              2               1
   12b-1 fees                                            6               4               1             14              11
                                            ---------------  --------------  --------------  -------------  --------------
TOTAL EXPENSES                                          65              76              83            980             412
                                            ---------------  --------------  --------------  -------------  --------------
                                            ---------------  --------------  --------------  -------------  --------------
   Fees paid indirectly                                 (6)             (4)             (1)           (14)            (11)
                                            ---------------  --------------  --------------  -------------  --------------
NET EXPENSES                                            59              72              82            966             401
                                            ---------------  --------------  --------------  -------------  --------------
                                            ---------------  --------------  --------------  -------------  --------------
NET INVESTMENT INCOME (LOSS)                           (15)             (5)            (60)          (224)             89
                                            ---------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -               -               -              -               -
   Investments                                         116            (644)           (781)         3,833          (4,355)
   Foreign currency related items                        -               -               -              -               -
   Futures contracts and options written                 -              60              49              -               -
   Investment securities sold short                      -               -               -              -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       1,364           1,749           3,264         25,004          13,358
   Foreign currency related items                        -               -               -              -               -
   Futures contracts and options written                 -               -              (3)             -               -
   Investment securities sold short                      -               -               -              -               -
                                            ---------------  --------------  --------------  -------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              1,480           1,165           2,529         28,837           9,003
                                            ---------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 1,465         $ 1,160         $ 2,469       $ 28,613         $ 9,092
                                            ===============  ==============  ==============  =============  ==============



                                                              Eagle/JNL       Janus/JNL                        Janus/JNL
                                             Eagle/JNL        SmallCap       Aggressive        Janus/JNL        Capital
                                            Core Equity        Equity          Growth           Balanced         Growth
                                               Fund             Fund            Fund              Fund            Fund
                                          ----------------  -------------- ----------------  --------------- ---------------
INVESTMENT INCOME
   Dividends                                      $ 1,337            $ 68            $ 859            $ 307           $ 294
   Interest                                           107              21               39              816              48
   Foreign taxes withheld                              (7)              -              (48)              (8)             (1)
   Securities lending                                   5              17               22               12              13
                                          ----------------  -------------- ----------------  --------------- ---------------
TOTAL INVESTMENT INCOME                             1,442             106              872            1,127             354
                                          ----------------  -------------- ----------------  --------------- ---------------

EXPENSES
   Administrative fees                                 78              38              109               40              67
   Advisory fees                                      677             360            1,020              381             641
   Trustees fees                                        1               1                2                1               1
   Interest expense                                     -               -                -                -               -
   Legal fees                                           3               1                3                1               2
   12b-1 fees                                          32              22               40                4              13
                                          ----------------  -------------- ----------------  --------------- ---------------
TOTAL EXPENSES                                        791             422            1,174              427             724
                                          ----------------  -------------- ----------------  --------------- ---------------
                                          ----------------  -------------- ----------------  --------------- ---------------
   Fees paid indirectly                               (32)            (22)             (40)              (4)            (13)
                                          ----------------  -------------- ----------------  --------------- ---------------
NET EXPENSES                                          759             400            1,134              423             711
                                          ----------------  -------------- ----------------  --------------- ---------------
                                          ----------------  -------------- ----------------  --------------- ---------------
NET INVESTMENT INCOME (LOSS)                          683            (294)            (262)             704            (357)
                                          ----------------  -------------- ----------------  --------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -               -                -                -               -
   Investments                                     (3,947)         (6,050)          (6,786)          (1,181)         (3,086)
   Foreign currency related items                       -               -             (888)              (1)              -
   Futures contracts and options written                -               -                -                -               -
   Investment securities sold short                     -               -                -                -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     19,325          17,611           43,142            5,389          24,465
   Foreign currency related items                       -               -              642                1               -
   Futures contracts and options written                -               -                -                -               -
   Investment securities sold short                     -               -                -                -               -
                                          ----------------  -------------- ----------------  --------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            15,378          11,561           36,110            4,208          21,379
                                          ----------------  -------------- ----------------  --------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ 16,061        $ 11,267         $ 35,848          $ 4,912        $ 21,022
                                          ================  ============== ================  =============== ===============


                     See Notes to the Financial Statements.


JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2003


                                             Janus/JNL        Janus/JNL       JPMorgan/JNL     JPMorgan/JNL
                                              Global          Growth &        Enhanced S&P    International     Lazard/JNL
                                             Equities          Income          500 Stock          Value           Mid Cap
                                               Fund             Fund           Index Fund          Fund         Value Fund
                                          ---------------- ---------------- ----------------- --------------- ----------------
INVESTMENT INCOME
   Dividends                                      $ 2,651             $ 95             $ 371           $ 117            $ 564
   Interest                                            35               24                 6               5               20
   Foreign taxes withheld                            (260)              (2)                -             (15)               -
   Securities lending                                  61                1                 -               2                5
                                          ---------------- ---------------- ----------------- --------------- ----------------
TOTAL INVESTMENT INCOME                             2,487              118               377             109              589
                                          ---------------- ---------------- ----------------- --------------- ----------------

EXPENSES
   Administrative fees                                128                7                22               4               40
   Advisory fees                                      949               65               174              30              391
   Trustees fees                                        1                -                                                  1
   Interest expense                                     -                -                 -               -                -
   Legal fees                                           3                -                 1               -                1
   12b-1 fees                                          11                1                 3               -               31
                                          ---------------- ---------------- ----------------- --------------- ----------------
TOTAL EXPENSES                                      1,092               73               200              34              464
                                          ---------------- ---------------- ----------------- --------------- ----------------
                                          ---------------- ---------------- ----------------- --------------- ----------------
   Fees paid indirectly                               (11)              (1)               (3)              -              (31)
                                          ---------------- ---------------- ----------------- --------------- ----------------
NET EXPENSES                                        1,081               72               197              34              433
                                          ---------------- ---------------- ----------------- --------------- ----------------
                                          ---------------- ---------------- ----------------- --------------- ----------------
NET INVESTMENT INCOME (LOSS)                        1,406               46               180              75              156
                                          ---------------- ---------------- ----------------- --------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                -                 -               -                -
   Investments                                    (21,186)            (645)           (2,720)            (43)          (1,761)
   Foreign currency related items                  (2,289)             (23)                -              37                -
   Futures contracts and options written                -                -               133             (13)               -
   Investment securities sold short                     -                -                 -               -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     32,095            1,819             7,607             615            9,696
   Foreign currency related items                   1,690                9                 -              (6)               -
   Futures contracts and options written                -                -                10              (3)               -
   Investment securities sold short                     -                -                 -               -                -
                                          ---------------- ---------------- ----------------- --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            10,310            1,160             5,030             587            7,935
                                          ---------------- ---------------- ----------------- --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ 11,716          $ 1,206           $ 5,210           $ 662          $ 8,091
                                          ================ ================ ================= =============== ================



                                                                                               Mellon Capital
                                                          Mellon Capital   Mellon Capital      Management/JNL      Mellon Capital
                                             Lazard/JNL   Management/JNL   Management/JNL          S&P 400         Management/JNL
                                             Small Cap      Bond Index      International       Mid Cap Index       S&P 500 Index
                                             Value Fund        Fund          Index Fund             Fund                Fund
                                          --------------  -------------- ------------------  ------------------ --------------------
INVESTMENT INCOME
   Dividends                                      $ 420             $ -              $ 649               $ 109                $ 536
   Interest                                          23             849                 12                   9                   25
   Foreign taxes withheld                            (1)              -                (74)                  -                    -
   Securities lending                                 4               7                 16                   1                    2
                                          --------------  -------------- ------------------  ------------------ --------------------
TOTAL INVESTMENT INCOME                             446             856                603                 119                  563
                                          --------------  -------------- ------------------  ------------------ --------------------

EXPENSES
   Administrative fees                               39              21                 24                  10                   32
   Advisory fees                                    399             104                 81                  48                  158
   Trustees fees                                      -               -                  -                   -                    -
   Interest expense                                   -               -                  -                   -                    -
   Legal fees                                         1               1                  -                   -                    1
   12b-1 fees                                        23               -                  -                   2                    3
                                          --------------  -------------- ------------------  ------------------ --------------------
TOTAL EXPENSES                                      462             126                105                  60                  194
                                          --------------  -------------- ------------------  ------------------ --------------------
                                          --------------  -------------- ------------------  ------------------ --------------------
   Fees paid indirectly                             (23)              -                  -                  (2)                  (3)
                                          --------------  -------------- ------------------  ------------------ --------------------
NET EXPENSES                                        439             126                105                  58                  191
                                          --------------  -------------- ------------------  ------------------ --------------------
                                          --------------  -------------- ------------------  ------------------ --------------------
NET INVESTMENT INCOME (LOSS)                          7             730                498                  61                  372
                                          --------------  -------------- ------------------  ------------------ --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            -               -                  -                   -                    -
   Investments                                   (4,271)            437                (85)                (68)                 (86)
   Foreign currency related items                     -               -                130                   -                    -
   Futures contracts and options written              -             (14)               106                 260                  895
   Investment securities sold short                   -               -                  -                   -                    -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                   14,230             180              3,127               2,866                7,057
   Foreign currency related items                     -               -                (69)                  -                    -
   Futures contracts and options written              -              12                (54)                 (8)                (103)
   Investment securities sold short                   -               -                  -                   -                    -
                                          --------------  -------------- ------------------  ------------------ --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)           9,959             615              3,155               3,050                7,763
                                          --------------  -------------- ------------------  ------------------ --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ 9,966         $ 1,345            $ 3,653             $ 3,111              $ 8,135
                                          ==============  ============== ==================  ================== ====================

                     See Notes to the Financial Statements.


JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2003

                                            Mellon Capital                                          PIMCO/JNL          PPM
                                            Management/JNL      Oppenheimer/      Oppenheimer/    Total Return     America/JNL
                                              Small Cap          JNL Global        JNL Growth         Bond           Balanced
                                              Index Fund        Growth Fund           Fund            Fund             Fund
                                          ------------------- -----------------  --------------- ---------------- ---------------
INVESTMENT INCOME
   Dividends                                           $ 167             $ 643             $ 32              $ -         $ 1,870
   Interest                                               15                12               11            3,894           1,859
   Foreign taxes withheld                                  -               (60)               -                -               -
   Securities lending                                      8                 9                1               27              34
                                          ------------------- -----------------  --------------- ---------------- ---------------
TOTAL INVESTMENT INCOME                                  190               604               44            3,921           3,763
                                          ------------------- -----------------  --------------- ---------------- ---------------

EXPENSES
   Administrative fees                                    13                40               10              122             110
   Advisory fees                                          64               240               89              853             773
   Trustees fees                                           -                 -                -                2               2
   Interest expense                                        -                 -                -                -               -
   Legal fees                                              -                 1                -                3               3
   12b-1 fees                                              3                 -                -                -               3
                                          ------------------- -----------------  --------------- ---------------- ---------------
TOTAL EXPENSES                                            80               281               99              980             891
                                          ------------------- -----------------  --------------- ---------------- ---------------
                                          ------------------- -----------------  --------------- ---------------- ---------------
   Fees paid indirectly                                   (3)                -                -                -              (3)
                                          ------------------- -----------------  --------------- ---------------- ---------------
NET EXPENSES                                              77               281               99              980             888
                                          ------------------- -----------------  --------------- ---------------- ---------------
                                          ------------------- -----------------  --------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)                             113               323              (55)           2,941           2,875
                                          ------------------- -----------------  --------------- ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                 -                -                -               -
   Investments                                           643            (2,648)            (810)           2,853           1,668
   Foreign currency related items                          -              (133)               -           (1,574)              -
   Futures contracts and options written                 623                 -                -            4,487               -
   Investment securities sold short                        -                 -                -                -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         3,586             8,687            2,806            3,570          16,548
   Foreign currency related items                          -                90                -              369               -
   Futures contracts and options written                 (21)                -                -           (1,187)              -
   Investment securities sold short                        -                 -                -                -               -
                                          ------------------- -----------------  --------------- ---------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                4,831             5,996            1,996            8,518          18,216
                                          ------------------- -----------------  --------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ 4,944           $ 6,319          $ 1,941         $ 11,459        $ 21,091
                                          =================== =================  =============== ================ ===============


                                                PPM               PPM             PPM           Putnam/       Putnam/JNL
                                            America/JNL         America/       America/           JNL        International
                                             High Yield        JNL Money       JNL Value         Equity         Equity
                                             Bond Fund        Market Fund        Fund             Fund           Fund
                                          -----------------  --------------- --------------  --------------- -------------
INVESTMENT INCOME
   Dividends                                           $ -              $ -          $ 273          $ 1,174       $ 1,512
   Interest                                          7,560            1,274              1                7            10
   Foreign taxes withheld                                -                -              -               (5)         (185)
   Securities lending                                   46                -              -                3            28
                                          -----------------  --------------- --------------  --------------- -------------
TOTAL INVESTMENT INCOME                              7,606            1,274            274            1,179         1,365
                                          -----------------  --------------- --------------  --------------- -------------

EXPENSES
   Administrative fees                                  91              101             10               74            52
   Advisory fees                                       643              588             74              666           419
   Trustees fees                                         1                2              -                1             1
   Interest expense                                      -                -              -                -             -
   Legal fees                                            2                3              -                2             1
   12b-1 fees                                            -                -              2               86            18
                                          -----------------  --------------- --------------  --------------- -------------
TOTAL EXPENSES                                         737              694             86              829           491
                                          -----------------  --------------- --------------  --------------- -------------
                                          -----------------  --------------- --------------  --------------- -------------
   Fees paid indirectly                                  -                -             (2)             (86)          (18)
                                          -----------------  --------------- --------------  --------------- -------------
NET EXPENSES                                           737              694             84              743           473
                                          -----------------  --------------- --------------  --------------- -------------
                                          -----------------  --------------- --------------  --------------- -------------
NET INVESTMENT INCOME (LOSS)                         6,869              580            190              436           892
                                          -----------------  --------------- --------------  --------------- -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                -              -                -             -
   Investments                                        (415)               -            271           (4,024)       (6,466)
   Foreign currency related items                        -                -              -                3            50
   Futures contracts and options written                 -                -              -                -             -
   Investment securities sold short                      -                -              -                -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      13,008                -          2,224           18,123        10,597
   Foreign currency related items                        -                -              -                -            61
   Futures contracts and options written                 -                -              -                -             -
   Investment securities sold short                      -                -              -                -             -
                                          -----------------  --------------- --------------  --------------- -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             12,593                -          2,495           14,102         4,242
                                          -----------------  --------------- --------------  --------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 19,462            $ 580        $ 2,685         $ 14,538       $ 5,134
                                          =================  =============== ==============  =============== =============

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2003


                                             Putnam/JNL      Putnam/JNL        S&P/JNL        S&P/JNL          S&P/JNL
                                               Midcap           Value        Aggressive      Aggressive      Aggressive
                                               Growth          Equity          Growth          Growth          Growth
                                                Fund            Fund            Fund           Fund I          Fund II
                                          ----------------- --------------  -------------- --------------- ----------------
INVESTMENT INCOME
   Dividends                                          $ 41        $ 2,760             $ -             $ -              $ -
   Interest                                              3             38               -               -                -
   Foreign taxes withheld                                -            (11)              -               -                -
   Securities lending                                    1              3               -               -                -
                                          ----------------- --------------  -------------- --------------- ----------------
TOTAL INVESTMENT INCOME                                 45          2,790               -               -                -
                                          ----------------- --------------  -------------- --------------- ----------------

EXPENSES
   Administrative fees                                  10            124               3              26                1
   Advisory fees                                        90          1,096               8              76                3
   Trustees fees                                         -              2               -               1                -
   Interest expense                                      -              -               -               -                -
   Legal fees                                            -              4               -               1                -
   12b-1 fees                                            6             85               -               -                -
                                          ----------------- --------------  -------------- --------------- ----------------
TOTAL EXPENSES                                         106          1,311              11             104                4
                                          ----------------- --------------  -------------- --------------- ----------------
                                          ----------------- --------------  -------------- --------------- ----------------
   Fees paid indirectly                                 (6)           (85)              -               -                -
                                          ----------------- --------------  -------------- --------------- ----------------
NET EXPENSES                                           100          1,226              11             104                4
                                          ----------------- --------------  -------------- --------------- ----------------
                                          ----------------- --------------  -------------- --------------- ----------------
NET INVESTMENT INCOME (LOSS)                           (55)         1,564             (11)           (104)              (4)
                                          ----------------- --------------  -------------- --------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -              -               -               -                -
   Investments                                      (1,506)       (14,638)         (1,390)         (1,075)            (348)
   Foreign currency related items                        -              -               -               -                -
   Futures contracts and options written                 4              -               -               -                -
   Investment securities sold short                      -              -               -               -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       4,213         38,843           2,674          12,386              747
   Foreign currency related items                        -              -               -               -                -
   Futures contracts and options written                 -             21               -               -                -
   Investment securities sold short                      -              -               -               -                -
                                          ----------------- --------------  -------------- --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              2,711         24,226           1,284          11,311              399
                                          ----------------- --------------  -------------- --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 2,656       $ 25,790         $ 1,273        $ 11,207            $ 395
                                          ================= ==============  ============== =============== ================


                                              S&P/JNL         S&P/JNL        S&P/JNL         S&P/JNL          S&P/JNL
                                           Conservative    Conservative    Conservative        Core             Core
                                              Growth          Growth          Growth        Index 100         Index 50
                                               Fund           Fund I         Fund II           Fund             Fund
                                          ---------------- -------------- --------------- ---------------  ---------------
INVESTMENT INCOME
   Dividends                                          $ -            $ -             $ -             $ -              $ -
   Interest                                             6             73               -               5                -
   Foreign taxes withheld                               -              -               -               -                -
   Securities lending                                   -              -               -               -                -
                                          ---------------- -------------- --------------- ---------------  ---------------
TOTAL INVESTMENT INCOME                                 6             73               -               5                -
                                          ---------------- -------------- --------------- ---------------  ---------------

EXPENSES
   Administrative fees                                  4             62               3               5                1
   Advisory fees                                       10            187               9              13                2
   Trustees fees                                        -              2               -               -                -
   Interest expense                                     -              -               -               -                -
   Legal fees                                           -              3               -               -                -
   12b-1 fees                                           -              -               -               -                -
                                          ---------------- -------------- --------------- ---------------  ---------------
TOTAL EXPENSES                                         14            254              12              18                3
                                          ---------------- -------------- --------------- ---------------  ---------------
                                          ---------------- -------------- --------------- ---------------  ---------------
   Fees paid indirectly                                 -              -               -               -                -
                                          ---------------- -------------- --------------- ---------------  ---------------
NET EXPENSES                                           14            254              12              18                3
                                          ---------------- -------------- --------------- ---------------  ---------------
                                          ---------------- -------------- --------------- ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                           (8)          (181)            (12)            (13)              (3)
                                          ---------------- -------------- --------------- ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -              -               -               -                -
   Investments                                       (577)          (549)           (384)            (70)             (95)
   Foreign currency related items                       -              -               -               -                -
   Futures contracts and options written                -              -               -               -                -
   Investment securities sold short                     -              -               -               -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      1,787         21,583           1,621           1,904              431
   Foreign currency related items                       -              -               -               -                -
   Futures contracts and options written                -              -               -               -                -
   Investment securities sold short                     -              -               -               -                -
                                          ---------------- -------------- --------------- ---------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             1,210         21,034           1,237           1,834              336
                                          ---------------- -------------- --------------- ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 1,202       $ 20,853         $ 1,225         $ 1,821            $ 333
                                          ================ ============== =============== ===============  ===============

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2003

                                               S&P/JNL       S&P/JNL Equity   S&P/JNL Equity     S&P/JNL        S&P/JNL
                                                Core           Aggressive       Aggressive       Equity          Equity
                                              Index 75           Growth           Growth         Growth          Growth
                                                Fund             Fund I          Fund II         Fund I         Fund II
                                          ------------------ ---------------  --------------- --------------  -------------
INVESTMENT INCOME
   Dividends                                            $ -             $ -              $ -            $ -            $ -
   Interest                                               -               -                -              -              -
   Foreign taxes withheld                                 -               -                -              -              -
   Securities lending                                     -               -                -              -              -
                                          ------------------ ---------------  --------------- --------------  -------------
TOTAL INVESTMENT INCOME                                   -               -                -              -              -
                                          ------------------ ---------------  --------------- --------------  -------------

EXPENSES
   Administrative fees                                    1               8                -             26              1
   Advisory fees                                          4              25                1             78              4
   Trustees fees                                          -               -                -              1              -
   Interest expense                                       -               -                -              -              -
   Legal fees                                             -               1                -              2              -
   12b-1 fees                                             -               -                -              -              -
                                          ------------------ ---------------  --------------- --------------  -------------
TOTAL EXPENSES                                            5              34                1            107              5
                                          ------------------ ---------------  --------------- --------------  -------------
                                          ------------------ ---------------  --------------- --------------  -------------
   Fees paid indirectly                                   -               -                -              -              -
                                          ------------------ ---------------  --------------- --------------  -------------
NET EXPENSES                                              5              34                1            107              5
                                          ------------------ ---------------  --------------- --------------  -------------
                                          ------------------ ---------------  --------------- --------------  -------------
NET INVESTMENT INCOME (LOSS)                             (5)            (34)              (1)          (107)            (5)
                                          ------------------ ---------------  --------------- --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -               -                -              -              -
   Investments                                         (111)           (532)            (232)        (3,233)          (303)
   Foreign currency related items                         -               -                -              -              -
   Futures contracts and options written                  -               -                -              -              -
   Investment securities sold short                       -               -                -              -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          678           4,457              374         14,825            866
   Foreign currency related items                         -               -                -              -              -
   Futures contracts and options written                  -               -                -              -              -
   Investment securities sold short                       -               -                -              -              -
                                          ------------------ ---------------  --------------- --------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 567           3,925              142         11,592            563
                                          ------------------ ---------------  --------------- --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 562         $ 3,891            $ 141       $ 11,485          $ 558
                                          ================== ===============  =============== ==============  =============


                                              S&P/JNL         S&P/JNL         S&P/JNL       S&P/JNL Very     S&P/JNL Very
                                             Moderate        Moderate         Moderate       Aggressive       Aggressive
                                              Growth          Growth           Growth          Growth           Growth
                                               Fund           Fund I          Fund II          Fund I           Fund II
                                          ---------------- --------------  --------------- ---------------- ----------------
INVESTMENT INCOME
   Dividends                                          $ -            $ -              $ -              $ -              $ -
   Interest                                             -             57                -                -                -
   Foreign taxes withheld                               -              -                -                -                -
   Securities lending                                   -              -                -                -                -
                                          ---------------- --------------  --------------- ---------------- ----------------
TOTAL INVESTMENT INCOME                                 -             57                -                -                -
                                          ---------------- --------------  --------------- ---------------- ----------------

EXPENSES
   Administrative fees                                  6             89                4               10                1
   Advisory fees                                       19            266               12               31                1
   Trustees fees                                        -              2                -                -                -
   Interest expense                                     -              -                -                -                -
   Legal fees                                           -              5                -                1                -
   12b-1 fees                                                          -                -                -                -
                                          ---------------- --------------  --------------- ---------------- ----------------
TOTAL EXPENSES                                         25            362               16               42                2
                                          ---------------- --------------  --------------- ---------------- ----------------
                                          ---------------- --------------  --------------- ---------------- ----------------
   Fees paid indirectly                                 -              -                -                -                -
                                          ---------------- --------------  --------------- ---------------- ----------------
NET EXPENSES                                           25            362               16               42                2
                                          ---------------- --------------  --------------- ---------------- ----------------
                                          ---------------- --------------  --------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)                          (25)          (305)             (16)             (42)              (2)
                                          ---------------- --------------  --------------- ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -              -                -                -                -
   Investments                                     (1,379)        (1,782)            (808)          (1,418)            (116)
   Foreign currency related items                       -              -                -                -                -
   Futures contracts and options written                -              -                -                -                -
   Investment securities sold short                     -              -                -                -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      4,013         34,900            2,446            6,212              325
   Foreign currency related items                       -              -                -                -                -
   Futures contracts and options written                -              -                -                -                -
   Investment securities sold short                     -              -                -                -                -
                                          ---------------- --------------  --------------- ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             2,634         33,118            1,638            4,794              209
                                          ---------------- --------------  --------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 2,609       $ 32,813          $ 1,622          $ 4,752            $ 207
                                          ================ ==============  =============== ================ ================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2003


                                                                                                  Salomon
                                              Salomon           Salomon          Salomon        Brothers/JNL
                                            Brothers/JNL      Brothers/JNL    Brothers/JNL    U.S. Government
                                              Balanced        Global Bond      High Yield         & Quality
                                                Fund              Fund          Bond Fund        Bond Fund
                                          -----------------  --------------- ---------------- -----------------
INVESTMENT INCOME
   Dividends                                          $ 85             $ 24             $ 20               $ -
   Interest                                            125            4,421              946             6,206
   Foreign taxes withheld                               (1)               -                -                 -
   Securities lending                                    2               33                6                77
                                          -----------------  --------------- ---------------- -----------------
TOTAL INVESTMENT INCOME                                211            4,478              972             6,283
                                          -----------------  --------------- ---------------- -----------------

EXPENSES
   Administrative fees                                   8               71               10               155
   Advisory fees                                        61              602               80             1,040
   Trustees fees                                         -                1                -                 2
   Interest expense                                      -                -                -                 -
   Legal fees                                            -                2                -                 5
   12b-1 fees                                            -                -                -                 -
                                          -----------------  --------------- ---------------- -----------------
TOTAL EXPENSES                                          69              676               90             1,202
                                          -----------------  --------------- ---------------- -----------------
                                          -----------------  --------------- ---------------- -----------------
   Fees paid indirectly                                  -                -                -                 -
                                          -----------------  --------------- ---------------- -----------------
NET EXPENSES                                            69              676               90             1,202
                                          -----------------  --------------- ---------------- -----------------
                                          -----------------  --------------- ---------------- -----------------
NET INVESTMENT INCOME (LOSS)                           142            3,802              882             5,081
                                          -----------------  --------------- ---------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                -                -                 -
   Investments                                         155            4,599              (58)            1,155
   Foreign currency related items                        -               26                -                 -
   Futures contracts and options written                 -                -                -             5,758
   Investment securities sold short                      -                -                -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         954            5,216            2,017             1,440
   Foreign currency related items                        -              144                -                 -
   Futures contracts and options written                 -                -                -            (2,696)
   Investment securities sold short                      -                -                -                 -
                                          -----------------  --------------- ---------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              1,109            9,985            1,959             5,657
                                          -----------------  --------------- ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 1,251         $ 13,787          $ 2,841          $ 10,738
                                          =================  =============== ================ =================


                                            T. Rowe Price/    T. Rowe Price/      T. Rowe
                                           JNL Established     JNL Mid-Cap       Price/JNL
                                                Growth            Growth           Value
                                                 Fund              Fund            Fund
                                          ------------------- --------------- ----------------
INVESTMENT INCOME
   Dividends                                         $ 1,765           $ 408          $ 2,321
   Interest                                               55              62               45
   Foreign taxes withheld                                (33)             (6)             (16)
   Securities lending                                      7               1               31
                                          ------------------- --------------- ----------------
TOTAL INVESTMENT INCOME                                1,794             465            2,381
                                          ------------------- --------------- ----------------

EXPENSES
   Administrative fees                                   162             126              113
   Advisory fees                                       1,330           1,171            1,017
   Trustees fees                                           2               2                2
   Interest expense                                        -               -                -
   Legal fees                                              5               4                3
   12b-1 fees                                             38              15               21
                                          ------------------- --------------- ----------------
TOTAL EXPENSES                                         1,537           1,318            1,156
                                          ------------------- --------------- ----------------
                                          ------------------- --------------- ----------------
   Fees paid indirectly                                  (38)            (15)             (21)
                                          ------------------- --------------- ----------------
NET EXPENSES                                           1,499           1,303            1,135
                                          ------------------- --------------- ----------------
                                          ------------------- --------------- ----------------
NET INVESTMENT INCOME (LOSS)                             295            (838)           1,246
                                          ------------------- --------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -               -                -
   Investments                                       (14,444)          2,815           (3,900)
   Foreign currency related items                        (32)              -                -
   Futures contracts and options written                   -               -                -
   Investment securities sold short                        -               -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        57,612          41,697           24,303
   Foreign currency related items                         (4)              -                -
   Futures contracts and options written                   -               -                -
   Investment securities sold short                        -               -                -
                                          ------------------- --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               43,132          44,512           20,403
                                          ------------------- --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 43,427        $ 43,674         $ 21,649
                                          =================== =============== ================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2003

                                                     AIM/JNL                                AIM/JNL
                                                    Large Cap           AIM/JNL            Small Cap          Alger/JNL
                                                     Growth        Premier Equity II        Growth             Growth
OPERATIONS                                            Fund                Fund               Fund               Fund
                                                 ----------------  ------------------- ------------------ ------------------
   Net investment income (loss)                            $ (15)                $ (5)             $ (60)            $ (224)
   Net realized gain (loss) on:
      Distributions from investment companies                  -                    -                  -                  -
      Investments                                            116                 (644)              (781)             3,833
      Foreign currency related items                           -                    -                  -                  -
      Futures contracts and options written                    -                   60                 49                  -
      Investment securities sold short                         -                    -                  -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        1,364                1,749              3,264             25,004
        Foreign currency related items                         -                    -                  -                  -
        Futures contracts and options written                  -                    -                 (3)                 -
        Investment securities sold short                       -                    -                  -                  -
                                                 ----------------  ------------------- ------------------ ------------------
                                                 ----------------  ------------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         1,465                1,160              2,469             28,613
                                                 ----------------  ------------------- ------------------ ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                    -                  -                  -
   From net realized gains on
      investment transactions                                  -                    -                  -                  -
                                                 ----------------  ------------------- ------------------ ------------------
                                                 ----------------  ------------------- ------------------ ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                    -                  -                  -
                                                 ----------------  ------------------- ------------------ ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       14,137                5,047             12,897             23,842
   Reinvestment of distributions                               -                    -                  -                  -
   Cost of shares redeemed                                (5,548)              (2,663)            (8,533)           (25,741)
                                                 ----------------  ------------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      8,589                2,384              4,364             (1,899)
                                                 ----------------  ------------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     10,054                3,544              6,833             26,714

NET ASSETS BEGINNING OF PERIOD                             6,857               12,647             12,915            175,439
                                                 ----------------  ------------------- ------------------ ------------------

NET ASSETS END OF PERIOD                                $ 16,911             $ 16,191           $ 19,748          $ 202,153
                                                 ================  =================== ================== ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ (15)                $ (5)             $ (60)            $ (224)
                                                 ================  =================== ================== ==================

(1)SHARE TRANSACTIONS
   Shares sold                                             1,646                  629              1,490              2,020
   Reinvestment of distributions                               -                    -                  -                  -
   Shares redeemed                                          (658)                (333)            (1,005)            (2,253)
                                                 ----------------  ------------------- ------------------ ------------------
   Net increase (decrease)                                   988                  296                485               (233)
                                                 ================  =================== ================== ==================
                                                 ================  =================== ================== ==================



                                                                                              Eagle/JNL          Janus/JNL
                                                 Alliance Capital/        Eagle/JNL           SmallCap           Aggressive
                                                    JNL Growth           Core Equity           Equity              Growth
OPERATIONS                                             Fund                  Fund               Fund                Fund
                                                --------------------  ------------------- ------------------ -------------------
   Net investment income (loss)                                $ 89                $ 683             $ (294)             $ (262)
   Net realized gain (loss) on:
      Distributions from investment companies                     -                    -                  -                   -
      Investments                                            (4,355)              (3,947)            (6,050)             (6,786)
      Foreign currency related items                              -                    -                  -                (888)
      Futures contracts and options written                       -                    -                  -                   -
      Investment securities sold short                            -                    -                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          13,358               19,325             17,611              43,142
        Foreign currency related items                            -                    -                  -                 642
        Futures contracts and options written                     -                    -                  -                   -
        Investment securities sold short                          -                    -                  -                   -
                                                --------------------  ------------------- ------------------ -------------------
                                                --------------------  ------------------- ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            9,092               16,061             11,267              35,848
                                                --------------------  ------------------- ------------------ -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     -                    -                  -                   -
   From net realized gains on
      investment transactions                                     -                    -                  -                   -
                                                --------------------  ------------------- ------------------ -------------------
                                                --------------------  ------------------- ------------------ -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               -                    -                  -                   -
                                                --------------------  ------------------- ------------------ -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          31,272               36,928             15,688             107,745
   Reinvestment of distributions                                  -                    -                  -                   -
   Cost of shares redeemed                                  (23,801)             (19,148)           (13,532)           (119,986)
                                                --------------------  ------------------- ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         7,471               17,780              2,156             (12,241)
                                                --------------------  ------------------- ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        16,563               33,841             13,423              23,607

NET ASSETS BEGINNING OF PERIOD                               86,891              149,242             76,198             215,884
                                                --------------------  ------------------- ------------------ -------------------

NET ASSETS END OF PERIOD                                  $ 103,454            $ 183,083           $ 89,621           $ 239,491
                                                ====================  =================== ================== ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 89                $ 722             $ (294)              $ (89)
                                                ====================  =================== ================== ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                3,772                3,123              1,300               8,009
   Reinvestment of distributions                                  -                    -                  -                   -
   Shares redeemed                                           (2,932)              (1,662)            (1,138)             (8,956)
                                                --------------------  ------------------- ------------------ -------------------
   Net increase (decrease)                                      840                1,461                162                (947)
                                                ====================  =================== ================== ===================
                                                ====================  =================== ================== ===================

                                                                       Janus/JNL
                                                   Janus/JNL            Capital
                                                   Balanced             Growth
OPERATIONS                                           Fund                Fund
                                               ------------------  ------------------
   Net investment income (loss)                            $ 704              $ (357)
   Net realized gain (loss) on:
      Distributions from investment companies                  -                   -
      Investments                                         (1,181)             (3,086)
      Foreign currency related items                          (1)                  -
      Futures contracts and options written                    -                   -
      Investment securities sold short                         -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        5,389              24,465
        Foreign currency related items                         1                   -
        Futures contracts and options written                  -                   -
        Investment securities sold short                       -                   -
                                               ------------------  ------------------
                                               ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         4,912              21,022
                                               ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                   -
   From net realized gains on
      investment transactions                                  -                   -
                                               ------------------  ------------------
                                               ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                   -
                                               ------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       21,237              43,506
   Reinvestment of distributions                               -                   -
   Cost of shares redeemed                                (9,928)            (52,794)
                                               ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     11,309              (9,288)
                                               ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     16,221              11,734

NET ASSETS BEGINNING OF PERIOD                            75,591             135,669
                                               ------------------  ------------------

NET ASSETS END OF PERIOD                                $ 91,812           $ 147,403
                                               ==================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 724              $ (357)
                                               ==================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                             2,516               4,345
   Reinvestment of distributions                               -                   -
   Shares redeemed                                        (1,189)             (5,308)
                                               ------------------  ------------------
   Net increase (decrease)                                 1,327                (963)
                                               ==================  ==================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2003


                                                   Janus/JNL           Janus/JNL         JPMorgan/JNL          JPMorgan/JNL
                                                    Global              Growth &         Enhanced S&P         International
                                                   Equities              Income            500 Stock              Value
OPERATIONS                                           Fund                 Fund            Index Fund               Fund
                                              --------------------  ----------------- --------------------  -------------------
   Net investment income (loss)                           $ 1,406               $ 46                $ 180                 $ 75
   Net realized gain (loss) on:
      Distributions from investment companies                   -                  -                    -                    -
      Investments                                         (21,186)              (645)              (2,720)                 (43)
      Foreign currency related items                       (2,289)               (23)                   -                   37
      Futures contracts and options written                     -                  -                  133                  (13)
      Investment securities sold short                          -                  -                    -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        32,095              1,819                7,607                  615
        Foreign currency related items                      1,690                  9                    -                   (6)
        Futures contracts and options written                   -                  -                   10                   (3)
        Investment securities sold short                        -                  -                    -                    -
                                              --------------------  ----------------- --------------------  -------------------
                                              --------------------  ----------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         11,716              1,206                5,210                  662
                                              --------------------  ----------------- --------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -                  -                    -                    -
   From net realized gains on
      investment transactions                                   -                  -                    -                    -
                                                                    ----------------- --------------------  -------------------
                                              --------------------  ----------------- --------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                  -                    -                    -
                                              --------------------  ----------------- --------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        93,649              2,944               21,438               11,500
   Reinvestment of distributions                                -                  -                    -                    -
   Cost of shares redeemed                               (116,658)            (3,317)             (17,548)              (9,970)
                                              --------------------  ----------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (23,009)              (373)               3,890                1,530
                                              --------------------  ----------------- --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (11,293)               833                9,100                2,192

NET ASSETS BEGINNING OF PERIOD                            206,070             13,840               42,071                5,642
                                              --------------------  ----------------- --------------------  -------------------

NET ASSETS END OF PERIOD                                $ 194,777           $ 14,673             $ 51,171              $ 7,834
                                              ====================  ================= ====================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 1,764              $ 134                $ 416                $ 117
                                              ====================  ================= ====================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                              6,932                502                3,349                2,106
   Reinvestment of distributions                                -                  -                    -                    -
   Shares redeemed                                         (8,588)              (575)              (2,768)              (1,832)
                                              --------------------  ----------------- --------------------  -------------------
   Net increase (decrease)                                 (1,656)               (73)                 581                  274
                                              ====================  ================= ====================  ===================

                                                                                         Mellon Capital         Mellon Capital
                                                  Lazard/JNL          Lazard/JNL         Management/JNL         Management/JNL
                                                   Mid Cap            Small Cap            Bond Index           International
OPERATIONS                                        Value Fund          Value Fund              Fund                Index Fund
                                              -------------------  -----------------  --------------------- -----------------------
   Net investment income (loss)                            $ 156                $ 7                  $ 730                   $ 498
   Net realized gain (loss) on:
      Distributions from investment companies                  -                  -                      -                       -
      Investments                                         (1,761)            (4,271)                   437                     (85)
      Foreign currency related items                           -                  -                      -                     130
      Futures contracts and options written                    -                  -                    (14)                    106
      Investment securities sold short                         -                  -                      -                       -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        9,696             14,230                    180                   3,127
        Foreign currency related items                         -                  -                      -                     (69)
        Futures contracts and options written                  -                  -                     12                     (54)
        Investment securities sold short                       -                  -                      -                       -
                                              -------------------  -----------------  --------------------- -----------------------
                                              -------------------  -----------------  --------------------- -----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         8,091              9,966                  1,345                   3,653
                                              -------------------  -----------------  --------------------- -----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                  -                      -                       -
   From net realized gains on
      investment transactions                                  -                  -                      -                       -
                                              -------------------  -----------------  --------------------- -----------------------
                                              -------------------  -----------------  --------------------- -----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                  -                      -                       -
                                              -------------------  -----------------  --------------------- -----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       36,803             35,227                 23,042                  18,387
   Reinvestment of distributions                               -                  -                      -                       -
   Cost of shares redeemed                               (25,552)           (25,827)                (5,457)                 (3,698)
                                              -------------------  -----------------  --------------------- -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     11,251              9,400                 17,585                  14,689
                                              -------------------  -----------------  --------------------- -----------------------

NET INCREASE (DECREASE) IN NET ASSETS                     19,342             19,366                 18,930                  18,342

NET ASSETS BEGINNING OF PERIOD                            76,890             74,559                 34,286                  26,518
                                              -------------------  -----------------  --------------------- -----------------------

NET ASSETS END OF PERIOD                                $ 96,232           $ 93,925               $ 53,216                $ 44,860
                                              ===================  =================  ===================== =======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 161               $ 24                  $ 742                   $ 507
                                              ===================  =================  ===================== =======================

(1)SHARE TRANSACTIONS
   Shares sold                                             3,524              3,648                  2,162                   2,170
   Reinvestment of distributions                               -                  -                      -                       -
   Shares redeemed                                        (2,477)            (2,717)                  (513)                   (443)
                                              -------------------  -----------------  --------------------- -----------------------
   Net increase (decrease)                                 1,047                931                  1,649                   1,727
                                              ===================  =================  ===================== =======================


                                                 Mellon Capital
                                                 Management/JNL          Mellon Capital
                                                     S&P 400             Management/JNL
                                                  Mid Cap Index          S&P 500 Index
OPERATIONS                                            Fund                    Fund
                                              ----------------------  ---------------------
   Net investment income (loss)                                $ 61                  $ 372
   Net realized gain (loss) on:
      Distributions from investment companies                     -                      -
      Investments                                               (68)                   (86)
      Foreign currency related items                              -                      -
      Futures contracts and options written                     260                    895
      Investment securities sold short                            -                      -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           2,866                  7,057
        Foreign currency related items                            -                      -
        Futures contracts and options written                    (8)                  (103)
        Investment securities sold short                          -                      -
                                              ----------------------  ---------------------
                                              ----------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            3,111                  8,135
                                              ----------------------  ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     -                      -
   From net realized gains on
      investment transactions                                     -                      -
                                              ----------------------  ---------------------
                                              ----------------------  ---------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               -                      -
                                              ----------------------  ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          18,747                 51,059
   Reinvestment of distributions                                  -                      -
   Cost of shares redeemed                                   (3,065)               (12,727)
                                              ----------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        15,682                 38,332
                                              ----------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                        18,793                 46,467

NET ASSETS BEGINNING OF PERIOD                               12,728                 46,776
                                              ----------------------  ---------------------

NET ASSETS END OF PERIOD                                   $ 31,521               $ 93,243
                                              ======================  =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 62                  $ 676
                                              ======================  =====================

(1)SHARE TRANSACTIONS
   Shares sold                                                2,154                  6,335
   Reinvestment of distributions                                  -                      -
   Shares redeemed                                             (351)                (1,589)
                                              ----------------------  ---------------------
   Net increase (decrease)                                    1,803                  4,746
                                              ======================  =====================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2003


                                                  Mellon Capital                                                      PIMCO/JNL
                                                  Management/JNL           Oppenheimer/          Oppenheimer/        Total Return
                                                     Small Cap              JNL Global            JNL Growth             Bond
OPERATIONS                                          Index Fund              Growth Fund              Fund                Fund
                                              ----------------------  --------------------  ------------------- -------------------
   Net investment income (loss)
   Net realized gain (loss) on:                               $ 113                 $ 323                $ (55)            $ 2,941
      Distributions from investment companies
      Investments                                                 -                     -                    -                   -
      Foreign currency related items                            643                (2,648)                (810)              2,853
      Futures contracts and options written                       -                  (133)                   -              (1,574)
      Investment securities sold short                          623                     -                    -               4,487
   Net change in unrealized appreciation                          -                     -                    -                   -
      (depreciation) on:
        Investments
        Foreign currency related items                        3,586                 8,687                2,806               3,570
        Futures contracts and options written                     -                    90                    -                 369
        Investment securities sold short                        (21)                    -                    -              (1,187)
                                                                  -                     -                    -                   -
                                              ----------------------  --------------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS         ----------------------  --------------------  ------------------- -------------------
   FROM OPERATIONS
                                                              4,944                 6,319                1,941              11,459
                                              ----------------------  --------------------  ------------------- -------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
   From net realized gains on                                     -                     -                    -                   -
      investment transactions
                                                                  -                     -                    -                   -
                                              ----------------------  --------------------  ------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           ----------------------  --------------------  ------------------- -------------------
                                                                  -                     -                    -                   -
                                              ----------------------  --------------------  ------------------- -------------------
SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
   Reinvestment of distributions                             15,992                53,893               10,210             109,522
   Cost of shares redeemed                                        -                     -                    -                   -
                                                             (3,545)              (46,190)              (6,428)            (51,279)
NET INCREASE (DECREASE) IN NET ASSETS FROM    ----------------------  --------------------  ------------------- -------------------
   SHARE TRANSACTIONS
                                                             12,447                 7,703                3,782              58,243
                                              ----------------------  --------------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
                                                             17,391                14,022                5,723              69,702
NET ASSETS BEGINNING OF PERIOD
                                                             20,027                50,522               17,846             211,362
                                              ----------------------  --------------------  ------------------- -------------------
NET ASSETS END OF PERIOD
                                                           $ 37,418              $ 64,544             $ 23,569           $ 281,064
                                              ======================  ====================  =================== ===================
UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)
                                                              $ 114                 $ 417                $ (55)            $ 7,484
                                              ======================  ====================  =================== ===================
(1)SHARE TRANSACTIONS
   Shares sold
   Reinvestment of distributions                              1,929                 7,605                1,411               9,204
   Shares redeemed                                                -                     -                    -                   -
                                                               (430)               (6,556)                (901)             (4,297)
   Net increase (decrease)                    ----------------------  --------------------  ------------------- -------------------
                                                              1,499                 1,049                  510               4,907
                                              ======================  ====================  =================== ===================

                                                       PPM                    PPM                   PPM                  PPM
                                                   America/JNL            America/JNL            America/              America/
                                                    Balanced               High Yield            JNL Money            JNL Value
OPERATIONS                                            Fund                 Bond Fund            Market Fund              Fund
                                              --------------------  --------------------- --------------------  -------------------
   Net investment income (loss)                           $ 2,875                $ 6,869                $ 580                $ 190
   Net realized gain (loss) on:
      Distributions from investment companies                   -                      -                    -                    -
      Investments                                           1,668                   (415)                   -                  271
      Foreign currency related items                            -                      -                    -                    -
      Futures contracts and options written                     -                      -                    -                    -
      Investment securities sold short                          -                      -                    -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        16,548                 13,008                    -                2,224
        Foreign currency related items                          -                      -                    -                    -
        Futures contracts and options written                   -                      -                    -                    -
        Investment securities sold short                        -                      -                    -                    -
                                              --------------------  --------------------- --------------------  -------------------
                                              --------------------  --------------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         21,091                 19,462                  580                2,685
                                              --------------------  --------------------- --------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -                      -                 (580)                   -
   From net realized gains on
      investment transactions                                   -                      -                    -                    -
                                              --------------------  --------------------- --------------------  -------------------
                                              --------------------  --------------------- --------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                      -                 (580)                   -
                                              --------------------  --------------------- --------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        31,068                 63,999              407,207                8,717
   Reinvestment of distributions                                -                      -                  580                    -
   Cost of shares redeemed                                (25,384)               (25,954)            (421,951)              (3,284)
                                              --------------------  --------------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       5,684                 38,045              (14,164)               5,433
                                              --------------------  --------------------- --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      26,775                 57,507              (14,164)               8,118

NET ASSETS BEGINNING OF PERIOD                            217,013                161,094              214,520               18,004
                                              --------------------  --------------------- --------------------  -------------------

NET ASSETS END OF PERIOD                                $ 243,788              $ 218,601            $ 200,356             $ 26,122
                                              ====================  ===================== ====================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 2,875                $ 6,915                  $ -                $ 286
                                              ====================  ===================== ====================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                              2,307                  7,684              407,207                  749
   Reinvestment of distributions                                -                      -                  580                    -
   Shares redeemed                                         (1,904)                (3,150)            (421,951)                (291)
                                              --------------------  --------------------- --------------------  -------------------
   Net increase (decrease)                                    403                  4,534              (14,164)                 458
                                              ====================  ===================== ====================  ===================

                                                    Putnam/            Putnam/JNL
                                                      JNL             International
                                                    Equity               Equity
OPERATIONS                                           Fund                 Fund
                                              -------------------- --------------------
   Net investment income (loss)                             $ 436                $ 892
   Net realized gain (loss) on:
      Distributions from investment companies                   -                    -
      Investments                                          (4,024)              (6,466)
      Foreign currency related items                            3                   50
      Futures contracts and options written                     -                    -
      Investment securities sold short                          -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        18,123               10,597
        Foreign currency related items                          -                   61
        Futures contracts and options written                   -                    -
        Investment securities sold short                        -                    -
                                              -------------------- --------------------
                                              -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         14,538                5,134
                                              -------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -                    -
   From net realized gains on
      investment transactions                                   -                    -
                                              -------------------- --------------------
                                              -------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                    -
                                              -------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        33,650               99,946
   Reinvestment of distributions                                -                    -
   Cost of shares redeemed                                (45,775)            (101,905)
                                              -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (12,125)              (1,959)
                                              -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                       2,413                3,175

NET ASSETS BEGINNING OF PERIOD                            153,303               78,272
                                              -------------------- --------------------

NET ASSETS END OF PERIOD                                $ 155,716             $ 81,447
                                              ==================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 921                $ 978
                                              ==================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                              2,557               13,521
   Reinvestment of distributions                                -                    -
   Shares redeemed                                         (3,504)             (13,727)
                                              -------------------- --------------------
   Net increase (decrease)                                   (947)                (206)
                                              ==================== ====================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2003


                                                   Putnam/JNL            Putnam/JNL              S&P/JNL              S&P/JNL
                                                     Midcap                 Value              Aggressive           Aggressive
                                                     Growth                Equity                Growth               Growth
OPERATIONS                                            Fund                  Fund                  Fund                Fund I
                                              ---------------------  --------------------  -------------------- --------------------
   Net investment income (loss)                              $ (55)              $ 1,564                 $ (11)              $ (104)
   Net realized gain (loss) on:
      Distributions from investment companies                    -                     -                     -                    -
      Investments                                           (1,506)              (14,638)               (1,390)              (1,075)
      Foreign currency related items                             -                     -                     -                    -
      Futures contracts and options written                      4                     -                     -                    -
      Investment securities sold short                           -                     -                     -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          4,213                38,843                 2,674               12,386
        Foreign currency related items                           -                     -                     -                    -
        Futures contracts and options written                    -                    21                     -                    -
        Investment securities sold short                         -                     -                     -                    -
                                              ---------------------  --------------------  -------------------- --------------------
                                              ---------------------  --------------------  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           2,656                25,790                 1,273               11,207
                                              ---------------------  --------------------  -------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    -                     -                     -                    -
   From net realized gains on
      investment transactions                                    -                     -                     -                    -
                                              ---------------------  --------------------  -------------------- --------------------
                                              ---------------------  --------------------  -------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              -                     -                     -                    -
                                              ---------------------  --------------------  -------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         13,105                27,160                   911               21,944
   Reinvestment of distributions                                 -                     -                     -                    -
   Cost of shares redeemed                                 (12,665)              (35,577)               (2,668)             (10,661)
                                              ---------------------  --------------------  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          440                (8,417)               (1,757)              11,283
                                              ---------------------  --------------------  -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                        3,096                17,373                  (484)              22,490

NET ASSETS BEGINNING OF PERIOD                              18,647               256,100                11,720               97,110
                                              ---------------------  --------------------  -------------------- --------------------

NET ASSETS END OF PERIOD                                  $ 21,743             $ 273,473              $ 11,236            $ 119,600
                                              =====================  ====================  ==================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ (55)              $ 1,600                  $ 21                $ 691
                                              =====================  ====================  ==================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                               2,484                 2,018                   149                2,522
   Reinvestment of distributions                                 -                     -                     -                    -
   Shares redeemed                                          (2,438)               (2,723)                 (454)              (1,252)
                                              ---------------------  --------------------  -------------------- --------------------
   Net increase (decrease)                                      46                  (705)                 (305)               1,270
                                              =====================  ====================  ==================== ====================


                                                    S&P/JNL              S&P/JNL              S&P/JNL             S&P/JNL
                                                  Aggressive           Conservative        Conservative        Conservative
                                                    Growth                Growth              Growth              Growth
OPERATIONS                                          Fund II                Fund               Fund I              Fund II
                                              --------------------  -------------------  ------------------  ------------------
   Net investment income (loss)                              $ (4)                $ (8)             $ (181)              $ (12)
   Net realized gain (loss) on:
      Distributions from investment companies                   -                    -                   -                   -
      Investments                                            (348)                (577)               (549)               (384)
      Foreign currency related items                            -                    -                   -                   -
      Futures contracts and options written                     -                    -                   -                   -
      Investment securities sold short                          -                    -                   -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           747                1,787              21,583               1,621
        Foreign currency related items                          -                    -                   -                   -
        Futures contracts and options written                   -                    -                   -                   -
        Investment securities sold short                        -                    -                   -                   -
                                              --------------------  -------------------  ------------------  ------------------
                                              --------------------  -------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            395                1,202              20,853               1,225
                                              --------------------  -------------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -                    -                   -                   -
   From net realized gains on
      investment transactions                                   -                    -                   -                   -
                                              --------------------  -------------------  ------------------  ------------------
                                              --------------------  -------------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                    -                   -                   -
                                              --------------------  -------------------  ------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           149                  936              75,793               1,545
   Reinvestment of distributions                                -                    -                   -                   -
   Cost of shares redeemed                                   (899)              (1,848)            (26,872)             (2,298)
                                              --------------------  -------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        (750)                (912)             48,921                (753)
                                              --------------------  -------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        (355)                 290              69,774                 472

NET ASSETS BEGINNING OF PERIOD                              3,973               14,157             227,833              12,596
                                              --------------------  -------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                  $ 3,618             $ 14,447           $ 297,607            $ 13,068
                                              ====================  ===================  ==================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 31                $ 150           $ (19,825)              $ 246
                                              ====================  ===================  ==================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                                 21                  119               7,795                 189
   Reinvestment of distributions                                -                    -                   -                   -
   Shares redeemed                                           (125)                (242)             (2,788)               (284)
                                              --------------------  -------------------  ------------------  ------------------
   Net increase (decrease)                                   (104)                (123)              5,007                 (95)
                                              ====================  ===================  ==================  ==================


                                                    S&P/JNL              S&P/JNL
                                                     Core                  Core
                                                   Index 100             Index 50
OPERATIONS                                           Fund                  Fund
                                              -------------------- ---------------------
   Net investment income (loss)                             $ (13)                 $ (3)
   Net realized gain (loss) on:
      Distributions from investment companies                   -                     -
      Investments                                             (70)                  (95)
      Foreign currency related items                            -                     -
      Futures contracts and options written                     -                     -
      Investment securities sold short                          -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         1,904                   431
        Foreign currency related items                          -                     -
        Futures contracts and options written                   -                     -
        Investment securities sold short                        -                     -
                                              -------------------- ---------------------
                                              -------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          1,821                   333
                                              -------------------- ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -                     -
   From net realized gains on
      investment transactions                                   -                     -
                                              -------------------- ---------------------
                                              -------------------- ---------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                     -
                                              -------------------- ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         9,549                 1,579
   Reinvestment of distributions                                -                     -
   Cost of shares redeemed                                 (1,778)                 (428)
                                              -------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       7,771                 1,151
                                              -------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                       9,592                 1,484

NET ASSETS BEGINNING OF PERIOD                             14,213                 1,969
                                              -------------------- ---------------------

NET ASSETS END OF PERIOD                                 $ 23,805               $ 3,453
                                              ==================== =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 103                   $ -
                                              ==================== =====================

(1)SHARE TRANSACTIONS
   Shares sold                                              1,081                   198
   Reinvestment of distributions                                -                     -
   Shares redeemed                                           (201)                  (56)
                                              -------------------- ---------------------
   Net increase (decrease)                                    880                   142
                                              ==================== =====================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2003


                                                    S&P/JNL          S&P/JNL Equity        S&P/JNL Equity            S&P/JNL
                                                      Core             Aggressive            Aggressive               Equity
                                                    Index 75             Growth                Growth                 Growth
OPERATIONS                                            Fund               Fund I                Fund II                Fund I
                                              ------------------  --------------------- ---------------------- ---------------------
   Net investment income (loss)                            $ (5)                 $ (34)                  $ (1)               $ (107)
   Net realized gain (loss) on:
      Distributions from investment companies                 -                      -                      -                     -
      Investments                                          (111)                  (532)                  (232)               (3,233)
      Foreign currency related items                          -                      -                      -                     -
      Futures contracts and options written                   -                      -                      -                     -
      Investment securities sold short                        -                      -                      -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         678                  4,457                    374                14,825
        Foreign currency related items                        -                      -                      -                     -
        Futures contracts and options written                 -                      -                      -                     -
        Investment securities sold short                      -                      -                      -                     -
                                              ------------------  --------------------- ---------------------- ---------------------
                                              ------------------  --------------------- ---------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          562                  3,891                    141                11,485
                                              ------------------  --------------------- ---------------------- ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 -                      -                      -                     -
   From net realized gains on
      investment transactions                                 -                      -                      -                     -
                                              ------------------  --------------------- ---------------------- ---------------------
                                              ------------------  --------------------- ---------------------- ---------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           -                      -                      -                     -
                                              ------------------  --------------------- ---------------------- ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       2,160                  7,044                     64                18,722
   Reinvestment of distributions                              -                      -                      -                     -
   Cost of shares redeemed                                 (886)                (3,871)                  (405)              (15,020)
                                              ------------------  --------------------- ---------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     1,274                  3,173                   (341)                3,702
                                              ------------------  --------------------- ---------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                     1,836                  7,064                   (200)               15,187

NET ASSETS BEGINNING OF PERIOD                            4,460                 31,372                  1,510               105,130
                                              ------------------  --------------------- ---------------------- ---------------------

NET ASSETS END OF PERIOD                                $ 6,296               $ 38,436                $ 1,310             $ 120,317
                                              ==================  ===================== ====================== =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 22                  $ (32)                   $ -                 $ (88)
                                              ==================  ===================== ====================== =====================

(1)SHARE TRANSACTIONS
   Shares sold                                              256                    933                      9                 2,398
   Reinvestment of distributions                              -                      -                      -                     -
   Shares redeemed                                         (107)                  (518)                   (57)               (2,026)
                                              ------------------  --------------------- ---------------------- ---------------------
   Net increase (decrease)                                  149                    415                    (48)                  372
                                              ==================  ===================== ====================== =====================


                                                     S&P/JNL         S&P/JNL               S&P/JNL                 S&P/JNL
                                                     Equity         Moderate               Moderate               Moderate
                                                     Growth          Growth                 Growth                 Growth
OPERATIONS                                           Fund II          Fund                  Fund I                 Fund II
                                              ------------------ -------------------- ---------------------  ----------------------
   Net investment income (loss)                            $ (5)               $ (25)               $ (305)                  $ (16)
   Net realized gain (loss) on:
      Distributions from investment companies                 -                    -                     -                       -
      Investments                                          (303)              (1,379)               (1,782)                   (808)
      Foreign currency related items                          -                    -                     -                       -
      Futures contracts and options written                   -                    -                     -                       -
      Investment securities sold short                        -                    -                     -                       -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         866                4,013                34,900                   2,446
        Foreign currency related items                        -                    -                     -                       -
        Futures contracts and options written                 -                    -                     -                       -
        Investment securities sold short                      -                    -                     -                       -
                                              ------------------ -------------------- ---------------------  ----------------------
                                              ------------------ -------------------- ---------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          558                2,609                32,813                   1,622
                                              ------------------ -------------------- ---------------------  ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 -                    -                     -                       -
   From net realized gains on
      investment transactions                                 -                    -                     -                       -
                                              ------------------ -------------------- ---------------------  ----------------------
                                              ------------------ -------------------- ---------------------  ----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           -                    -                     -                       -
                                              ------------------ -------------------- ---------------------  ----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         256                1,738               103,574                   1,828
   Reinvestment of distributions                              -                    -                     -                       -
   Cost of shares redeemed                                 (652)              (4,082)              (41,605)                 (2,799)
                                              ------------------ -------------------- ---------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      (396)              (2,344)               61,969                    (971)
                                              ------------------ -------------------- ---------------------  ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                       162                  265                94,782                     651

NET ASSETS BEGINNING OF PERIOD                            5,447               25,504               331,543                  16,473
                                              ------------------ -------------------- ---------------------  ----------------------

NET ASSETS END OF PERIOD                                $ 5,609             $ 25,769             $ 426,325                $ 17,124
                                              ================== ==================== =====================  ======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 3                $ 164               $ 3,707                   $ 227
                                              ================== ==================== =====================  ======================

(1)SHARE TRANSACTIONS
   Shares sold                                               38                  250                10,836                     224
   Reinvestment of distributions                              -                    -                     -                       -
   Shares redeemed                                         (100)                (610)               (4,465)                   (353)
                                              ------------------ -------------------- ---------------------  ----------------------
   Net increase (decrease)                                  (62)                (360)                6,371                    (129)
                                              ================== ==================== =====================  ======================



                                                S&P/JNL Very         S&P/JNL Very
                                                 Aggressive           Aggressive
                                                   Growth               Growth
OPERATIONS                                         Fund I               Fund II
                                             --------------------  ------------------
   Net investment income (loss)                            $ (42)               $ (2)
   Net realized gain (loss) on:
      Distributions from investment companies                  -                   -
      Investments                                         (1,418)               (116)
      Foreign currency related items                           -                   -
      Futures contracts and options written                    -                   -
      Investment securities sold short                         -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        6,212                 325
        Foreign currency related items                         -                   -
        Futures contracts and options written                  -                   -
        Investment securities sold short                       -                   -
                                             --------------------  ------------------
                                             --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         4,752                 207
                                             --------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                   -
   From net realized gains on
      investment transactions                                  -                   -
                                             --------------------  ------------------
                                             --------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                   -
                                             --------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        4,918                  69
   Reinvestment of distributions                               -                   -
   Cost of shares redeemed                                (5,404)               (179)
                                             --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       (486)               (110)
                                             --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      4,266                  97

NET ASSETS BEGINNING OF PERIOD                            42,128               1,898
                                             --------------------  ------------------

NET ASSETS END OF PERIOD                                $ 46,394             $ 1,995
                                             ====================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ (42)               $ (2)
                                             ====================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                               619                   9
   Reinvestment of distributions                               -                   -
   Shares redeemed                                          (709)                (25)
                                             --------------------  ------------------
   Net increase (decrease)                                   (90)                (16)
                                             ====================  ==================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2003


                                                                                                                   Salomon
                                                 Salomon                Salomon               Salomon            Brothers/JNL
                                               Brothers/JNL           Brothers/JNL          Brothers/JNL       U.S. Government
                                                 Balanced             Global Bond            High Yield            & Quality
OPERATIONS                                         Fund                   Fund               Bond Fund            Bond Fund
                                             -------------------- ---------------------  ------------------- -----------------------
   Net investment income (loss)                            $ 142               $ 3,802                $ 882                 $ 5,081
   Net realized gain (loss) on:
      Distributions from investment companies                  -                     -                    -                       -
      Investments                                            155                 4,599                  (58)                  1,155
      Foreign currency related items                           -                    26                    -                       -
      Futures contracts and options written                    -                     -                    -                   5,758
      Investment securities sold short                         -                     -                    -                       -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          954                 5,216                2,017                   1,440
        Foreign currency related items                         -                   144                    -                       -
        Futures contracts and options written                  -                     -                    -                  (2,696)
        Investment securities sold short                       -                     -                    -                       -
                                             -------------------- ---------------------  ------------------- -----------------------
                                             -------------------- ---------------------  ------------------- -----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         1,251                13,787                2,841                  10,738
                                             -------------------- ---------------------  ------------------- -----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                     -                    -                       -
   From net realized gains on
      investment transactions                                  -                     -                    -                       -
                                             -------------------- ---------------------  ------------------- -----------------------
                                             -------------------- ---------------------  ------------------- -----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                     -                    -                       -
                                             -------------------- ---------------------  ------------------- -----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        2,342                47,451                8,383                  68,448
   Reinvestment of distributions                               -                     -                    -                       -
   Cost of shares redeemed                                (2,090)              (23,420)              (5,095)                (71,367)
                                             -------------------- ---------------------  ------------------- -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        252                24,031                3,288                  (2,919)
                                             -------------------- ---------------------  ------------------- -----------------------

NET INCREASE (DECREASE) IN NET ASSETS                      1,503                37,818                6,129                   7,819

NET ASSETS BEGINNING OF PERIOD                            15,453               125,881               17,079                 304,265
                                             -------------------- ---------------------  ------------------- -----------------------

NET ASSETS END OF PERIOD                                $ 16,956             $ 163,699             $ 23,208               $ 312,084
                                             ==================== =====================  =================== =======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 504               $ 3,966                $ 902                 $ 5,151
                                             ==================== =====================  =================== =======================

(1)SHARE TRANSACTIONS
   Shares sold                                               235                 4,222                1,138                   5,672
   Reinvestment of distributions                               -                     -                    -                       -
   Shares redeemed                                          (216)               (2,082)                (689)                 (5,899)
                                             -------------------- ---------------------  ------------------- -----------------------
   Net increase (decrease)                                    19                 2,140                  449                    (227)
                                             ==================== =====================  =================== =======================


                                               T. Rowe Price/       T. Rowe Price/            T. Rowe
                                               JNL Established       JNL Mid-Cap             Price/JNL
                                                   Growth               Growth                 Value
OPERATIONS                                          Fund                 Fund                   Fund
                                             -------------------- -------------------  -----------------------
   Net investment income (loss)                            $ 295              $ (838)                 $ 1,246
   Net realized gain (loss) on:
      Distributions from investment companies                  -                   -                        -
      Investments                                        (14,444)              2,815                   (3,900)
      Foreign currency related items                         (32)                  -                        -
      Futures contracts and options written                    -                   -                        -
      Investment securities sold short                         -                   -                        -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       57,612              41,697                   24,303
        Foreign currency related items                        (4)                  -                        -
        Futures contracts and options written                  -                   -                        -
        Investment securities sold short                       -                   -                        -
                                             -------------------- -------------------  -----------------------
                                             -------------------- -------------------  -----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        43,427              43,674                   21,649
                                             -------------------- -------------------  -----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                   -                        -
   From net realized gains on
      investment transactions                                  -                   -                        -
                                             -------------------- -------------------  -----------------------
                                             -------------------- -------------------  -----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                   -                        -
                                             -------------------- -------------------  -----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       60,506             100,525                   61,970
   Reinvestment of distributions                               -                   -                        -
   Cost of shares redeemed                               (54,245)           (100,781)                 (34,842)
                                             -------------------- -------------------  -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      6,261                (256)                  27,128
                                             -------------------- -------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS                     49,688              43,418                   48,777

NET ASSETS BEGINNING OF PERIOD                           316,367             248,327                  220,106
                                             -------------------- -------------------  -----------------------

NET ASSETS END OF PERIOD                               $ 366,055           $ 291,745                $ 268,883
                                             ==================== ===================  =======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 387              $ (838)                 $ 3,311
                                             ==================== ===================  =======================

(1)SHARE TRANSACTIONS
   Shares sold                                             4,536               5,386                    6,631
   Reinvestment of distributions                               -                   -                        -
   Shares redeemed                                        (4,180)             (5,476)                  (3,810)
                                             -------------------- -------------------  -----------------------
   Net increase (decrease)                                   356                 (90)                   2,821
                                             ==================== ===================  =======================

                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2002

                                                      AIM/JNL                                   AIM/JNL
                                                     Large Cap             AIM/JNL             Small Cap            Alger/JNL
                                                      Growth          Premier Equity II          Growth               Growth
OPERATIONS                                             Fund                  Fund                 Fund                 Fund
                                                --------------------  -------------------  -------------------  -------------------
   Net investment income (loss)                               $ (27)               $ (53)              $ (109)              $ (616)
   Net realized gain (loss) on:
      Distributions from investment companies                     -                    -                    -                    -
      Investments                                            (1,780)              (2,475)              (2,006)             (87,623)
      Foreign currency related items                             (3)                   -                    -                    -
      Futures contracts and options written                       -                  (43)                  18                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            (557)              (2,527)              (2,207)             (14,976)
        Foreign currency related items                            -                    -                    -                    -
        Futures contracts and options written                     -                  (11)                   -                    -
                                                --------------------  -------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           (2,367)              (5,109)              (4,304)            (103,215)
                                                --------------------  -------------------  -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     -                    -                    -                    -
   From net realized gains on
      investment transactions                                   (13)                 (48)                  (1)                   -
                                                --------------------  -------------------  -------------------  -------------------
                                                --------------------  -------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (13)                 (48)                  (1)                   -
                                                --------------------  -------------------  -------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          12,961               23,625               38,031               41,477
   Reinvestment of distributions                                 13                   48                    1                    -
   Cost of shares redeemed                                   (9,795)             (19,970)             (28,477)            (103,985)
                                                --------------------  -------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         3,179                3,703                9,555              (62,508)
                                                --------------------  -------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           799               (1,454)               5,250             (165,723)

NET ASSETS BEGINNING OF PERIOD                                6,058               14,101                7,665              341,162
                                                --------------------  -------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                    $ 6,857             $ 12,647             $ 12,915            $ 175,439
                                                ====================  ===================  ===================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ -                  $ -                  $ -                  $ -
                                                ====================  ===================  ===================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                1,428                2,537                3,932                3,116
   Reinvestment of distributions                                  2                    6                    -                    -
   Shares redeemed                                           (1,142)              (2,217)              (3,061)              (7,924)
                                                --------------------  -------------------  -------------------  -------------------
   Net increase (decrease)                                      288                  326                  871               (4,808)
                                                ====================  ===================  ===================  ===================

                                                                                                Eagle/JNL           Janus/JNL
                                                  Alliance Capital/         Eagle/JNL           SmallCap           Aggressive
                                                     JNL Growth            Core Equity           Equity              Growth
OPERATIONS                                              Fund                  Fund                Fund                Fund
                                                ----------------------  ------------------  ------------------ --------------------
   Net investment income (loss)                                $ (110)            $ 1,243              $ (514)              $ (561)
   Net realized gain (loss) on:
      Distributions from investment companies                       -                   -                   -                    -
      Investments                                             (30,265)            (25,946)            (13,677)            (139,117)
      Foreign currency related items                                -                   -                   -                 (270)
      Futures contracts and options written                         -                   -                   -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (11,902)            (12,912)            (17,086)              22,621
        Foreign currency related items                              -                   -                   -                 (899)
        Futures contracts and options written                       -                   -                   -                    -
                                                ----------------------  ------------------  ------------------ --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (42,277)            (37,615)            (31,277)            (118,226)
                                                ----------------------  ------------------  ------------------ --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       -              (1,248)                  -                    -
   From net realized gains on
      investment transactions                                       -                   -                   -                    -
                                                ----------------------  ------------------  ------------------ --------------------
                                                ----------------------  ------------------  ------------------ --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -              (1,248)                  -                    -
                                                ----------------------  ------------------  ------------------ --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           125,218              72,061              79,005              416,638
   Reinvestment of distributions                                    -               1,248                   -                    -
   Cost of shares redeemed                                   (136,561)            (60,017)            (84,497)            (519,474)
                                                ----------------------  ------------------  ------------------ --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         (11,343)             13,292              (5,492)            (102,836)
                                                ----------------------  ------------------  ------------------ --------------------

NET INCREASE (DECREASE) IN NET ASSETS                         (53,620)            (25,571)            (36,769)            (221,062)

NET ASSETS BEGINNING OF PERIOD                                140,511             174,813             112,967              436,946
                                                ----------------------  ------------------  ------------------ --------------------

NET ASSETS END OF PERIOD                                     $ 86,891           $ 149,242            $ 76,198            $ 215,884
                                                ======================  ==================  ================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ -                $ 39                 $ -                $ 173
                                                ======================  ==================  ================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                 13,255               5,600               5,794               27,211
   Reinvestment of distributions                                    -                 109                   -                    -
   Shares redeemed                                            (14,516)             (4,706)             (6,712)             (34,198)
                                                ----------------------  ------------------  ------------------ --------------------
   Net increase (decrease)                                     (1,261)              1,003                (918)              (6,987)
                                                ======================  ==================  ================== ====================

                                                                           Janus/JNL
                                                     Janus/JNL              Capital
                                                      Balanced              Growth
OPERATIONS                                              Fund                 Fund
                                                --------------------- --------------------
   Net investment income (loss)                              $ 1,741               $ (952)
   Net realized gain (loss) on:
      Distributions from investment companies                      -                    -
      Investments                                             (6,500)             (92,551)
      Foreign currency related items                               1                    -
      Futures contracts and options written                        -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (1,199)              22,172
        Foreign currency related items                             -                    -
        Futures contracts and options written                      -                    -
                                                --------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (5,957)             (71,331)
                                                --------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (1,740)                   -
   From net realized gains on
      investment transactions                                      -                    -
                                                --------------------- --------------------
                                                --------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (1,740)                   -
                                                --------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           42,983              152,380
   Reinvestment of distributions                               1,740                    -
   Cost of shares redeemed                                   (33,716)            (206,106)
                                                --------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         11,007              (53,726)
                                                --------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                          3,310             (125,057)

NET ASSETS BEGINNING OF PERIOD                                72,281              260,726
                                                --------------------- --------------------

NET ASSETS END OF PERIOD                                    $ 75,591            $ 135,669
                                                ===================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ 20                  $ -
                                                ===================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                 4,853               13,362
   Reinvestment of distributions                                 211                    -
   Shares redeemed                                            (3,905)             (18,349)
                                                --------------------- --------------------
   Net increase (decrease)                                     1,159               (4,987)
                                                ===================== ====================

                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2002


                                                      Janus/JNL        Janus/JNL            JPMorgan/JNL           JPMorgan/JNL
                                                       Global           Growth &            Enhanced S&P          International
                                                      Equities           Income               500 Stock               Value
OPERATIONS                                              Fund              Fund               Index Fund                Fund
                                                ----------------- --------------------- ----------------------  -------------------
   Net investment income (loss)                          $ 1,325                  $ 88                  $ 236                 $ 65
   Net realized gain (loss) on:
      Distributions from investment companies                  -                     -                      -                    -
      Investments                                        (79,115)               (2,675)                (5,274)              (1,675)
      Foreign currency related items                      (1,088)                    -                      -                   97
      Futures contracts and options written                    -                     -                   (131)                (391)
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      (10,380)               (1,665)                (4,073)                 583
        Foreign currency related items                    (3,352)                  (12)                     -                  (17)
        Futures contracts and options written                  -                     -                    (22)                 (23)
                                                ----------------- --------------------- ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (92,610)               (4,264)                (9,264)              (1,361)
                                                ----------------- --------------------- ----------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             (1,992)                    -                    (15)                (127)
   From net realized gains on
      investment transactions                                  -                     -                      -                    -
                                                                  --------------------- ----------------------  -------------------
                                                ----------------- --------------------- ----------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (1,992)                    -                    (15)                (127)
                                                ----------------- --------------------- ----------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      471,991                14,473                 37,672               61,382
   Reinvestment of distributions                           1,992                     -                     15                  127
   Cost of shares redeemed                              (563,107)              (16,715)               (17,752)             (61,683)
                                                ----------------- --------------------- ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    (89,124)               (2,242)                19,935                 (174)
                                                ----------------- --------------------- ----------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (183,726)               (6,506)                10,656               (1,662)

NET ASSETS BEGINNING OF PERIOD                           389,796                20,346                 31,415                7,304
                                                ----------------- --------------------- ----------------------  -------------------

NET ASSETS END OF PERIOD                               $ 206,070              $ 13,840               $ 42,071              $ 5,642
                                                ================= ===================== ======================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 358                  $ 88                  $ 236                 $ 42
                                                ================= ===================== ======================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                            27,980                 2,255                  5,496                9,102
   Reinvestment of distributions                             142                     -                      2                   23
   Shares redeemed                                       (33,480)               (2,621)                (2,493)              (9,053)
                                                ----------------- --------------------- ----------------------  -------------------
   Net increase (decrease)                                (5,358)                 (366)                 3,005                   72
                                                ================= ===================== ======================  ===================


                                                                                        Mellon Capital          Mellon Capital
                                                  Lazard/JNL            Lazard/JNL        Management/JNL          Management/JNL
                                                   Mid Cap               Small Cap          Bond Index             International
OPERATIONS                                        Value Fund            Value Fund           Fund (a)             Index Fund (a)
                                               -----------------  -------------------- -------------------  ------------------------
   Net investment income (loss)                           $ 249                 $ (21)            $ 1,129                     $ 440
   Net realized gain (loss) on:
      Distributions from investment companies                 -                     -                   -                         -
      Investments                                        (6,532)               (5,040)                284                    (1,619)
      Foreign currency related items                          -                     -                   -                       175
      Futures contracts and options written                   -                     -                 (58)                        -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      (4,083)              (10,153)              1,270                    (3,640)
        Foreign currency related items                        -                     -                   -                        10
        Futures contracts and options written                 -                     -                 (13)                        -
                                               -----------------  -------------------- -------------------  ------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (10,366)              (15,214)              2,612                    (4,634)
                                               -----------------  -------------------- -------------------  ------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              (240)                    -              (1,117)                     (606)
   From net realized gains on
      investment transactions                              (163)                 (289)                (66)                        -
                                               -----------------  -------------------- -------------------  ------------------------
                                               -----------------  -------------------- -------------------  ------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (403)                 (289)             (1,183)                     (606)
                                               -----------------  -------------------- -------------------  ------------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                     109,674               120,099              49,888                    46,300
   Reinvestment of distributions                            403                   289               1,183                       606
   Cost of shares redeemed                              (49,304)              (65,490)            (18,214)                  (15,148)
                                               -----------------  -------------------- -------------------  ------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    60,773                54,898              32,857                    31,758
                                               -----------------  -------------------- -------------------  ------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    50,004                39,395              34,286                    26,518

NET ASSETS BEGINNING OF PERIOD                           26,886                35,164                   -                         -
                                               -----------------  -------------------- -------------------  ------------------------

NET ASSETS END OF PERIOD                               $ 76,890              $ 74,559            $ 34,286                  $ 26,518
                                               =================  ==================== ===================  ========================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 5                  $ 17                $ 12                       $ 9
                                               =================  ==================== ===================  ========================

(1)SHARE TRANSACTIONS
   Shares sold                                            9,806                11,142               4,890                     4,778
   Reinvestment of distributions                             39                    31                 113                        72
   Shares redeemed                                       (4,579)               (6,328)             (1,732)                   (1,709)
                                               -----------------  -------------------- -------------------  ------------------------
   Net increase (decrease)                                5,266                 4,845               3,271                     3,141
                                               =================  ==================== ===================  ========================


                                                  Mellon Capital
                                                  Management/JNL         Mellon Capital
                                                     S&P 400             Management/JNL
                                                  Mid Cap Index           S&P 500 Index
OPERATIONS                                           Fund (a)               Fund (a)
                                              -----------------------  --------------------
   Net investment income (loss)                                 $ 83                 $ 304
   Net realized gain (loss) on:
      Distributions from investment companies                      -                     -
      Investments                                             (1,034)                 (211)
      Foreign currency related items                               -                     -
      Futures contracts and options written                     (259)                 (305)
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (1,177)               (5,955)
        Foreign currency related items                             -                     -
        Futures contracts and options written                     (8)                  (92)
                                              -----------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (2,395)               (6,259)
                                              -----------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    (82)                    -
   From net realized gains on
      investment transactions                                      -                     -
                                              -----------------------  --------------------
                                              -----------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (82)                    -
                                              -----------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           27,193                65,486
   Reinvestment of distributions                                  82                     -
   Cost of shares redeemed                                   (12,070)              (12,451)
                                              -----------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         15,205                53,035
                                              -----------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                         12,728                46,776

NET ASSETS BEGINNING OF PERIOD                                     -                     -
                                              -----------------------  --------------------

NET ASSETS END OF PERIOD                                    $ 12,728              $ 46,776
                                              =======================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 1                 $ 304
                                              =======================  ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                 2,856                 7,473
   Reinvestment of distributions                                   9                     -
   Shares redeemed                                            (1,376)               (1,468)
                                              -----------------------  --------------------
   Net increase (decrease)                                     1,489                 6,005
                                              =======================  ====================


(a) Period from January 15, 2002 (commencement of operations).

                       See Notes to Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2002


                                                  Mellon Capital                                                     PIMCO/JNL
                                                  Management/JNL        Oppenheimer/          Oppenheimer/         Total Return
                                                     Small Cap           JNL Global            JNL Growth              Bond
OPERATIONS                                        Index Fund (a)        Growth Fund               Fund                 Fund
                                              --------------------- ---------------------  -------------------  --------------------
   Net investment income (loss)                              $ 204                 $ 227                $ (74)              $ 4,516
   Net realized gain (loss) on:
      Distributions from investment companies                    -                     -                    -                     -
      Investments                                           (1,098)               (6,274)              (3,254)                2,666
      Foreign currency related items                             -                  (166)                   -                  (620)
      Futures contracts and options written                   (542)                    -                    -                 3,578
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         (3,426)               (6,973)              (1,111)                1,720
        Foreign currency related items                           -                   (93)                   -                  (345)
        Futures contracts and options written                  (13)                    -                    -                   823
                                              --------------------- ---------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (4,875)              (13,279)              (4,439)               12,338
                                              --------------------- ---------------------  -------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (203)                    -                    -                   (36)
   From net realized gains on
      investment transactions                                    -                     -                    -                   (16)
                                              --------------------- ---------------------  -------------------  --------------------
                                              --------------------- ---------------------  -------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (203)                    -                    -                   (52)
                                              --------------------- ---------------------  -------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         34,410               191,463               25,437               208,026
   Reinvestment of distributions                               203                     -                    -                    52
   Cost of shares redeemed                                  (9,508)             (187,503)             (16,709)              (63,853)
                                              --------------------- ---------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       25,105                 3,960                8,728               144,225
                                              --------------------- ---------------------  -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                       20,027                (9,319)               4,289               156,511

NET ASSETS BEGINNING OF PERIOD                                   -                59,841               13,557                54,851
                                              --------------------- ---------------------  -------------------  --------------------

NET ASSETS END OF PERIOD                                  $ 20,027              $ 50,522             $ 17,846             $ 211,362
                                              ===================== =====================  ===================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 1                  $ 94                  $ -               $ 4,543
                                              ===================== =====================  ===================  ====================

(1)SHARE TRANSACTIONS
   Shares sold                                               3,651                23,066                3,240                18,825
   Reinvestment of distributions                                26                     -                    -                     4
   Shares redeemed                                          (1,155)              (22,504)              (2,141)               (5,759)
                                              --------------------- ---------------------  -------------------  --------------------
   Net increase (decrease)                                   2,522                   562                1,099                13,070
                                              ===================== =====================  ===================  ====================


                                                      PPM                 PPM                 PPM                  PPM
                                                  America/JNL         America/JNL           America/             America/
                                                   Balanced            High Yield          JNL Money            JNL Value
OPERATIONS                                           Fund              Bond Fund          Market Fund            Fund (b)
                                              --------------------  -----------------  -------------------  -------------------
   Net investment income (loss)                           $ 6,672           $ 12,634              $ 2,441                 $ 96
   Net realized gain (loss) on:
      Distributions from investment companies                   -                  -                    -                    -
      Investments                                           1,058            (13,057)                   -                  207
      Foreign currency related items                            -                  -                    -                    -
      Futures contracts and options written                     -                  -                    -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (14,059)             3,129                    -                1,214
        Foreign currency related items                          -                  -                    -                    -
        Futures contracts and options written                   -                  -                    -                    -
                                              --------------------  -----------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (6,329)             2,706                2,441                1,517
                                              --------------------  -----------------  -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              (6,609)           (12,768)              (2,441)                   -
   From net realized gains on
      investment transactions                              (2,701)                 -                    -                    -
                                              --------------------  -----------------  -------------------  -------------------
                                              --------------------  -----------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (9,310)           (12,768)              (2,441)                   -
                                              --------------------  -----------------  -------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        79,472             63,980            1,460,895               17,737
   Reinvestment of distributions                            9,310             12,768                2,441                    -
   Cost of shares redeemed                                (68,326)           (66,373)          (1,491,334)              (1,250)
                                              --------------------  -----------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      20,456             10,375              (27,998)              16,487
                                              --------------------  -----------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                       4,817                313              (27,998)              18,004

NET ASSETS BEGINNING OF PERIOD                            212,196            160,781              242,518                    -
                                              --------------------  -----------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                $ 217,013          $ 161,094            $ 214,520             $ 18,004
                                              ====================  =================  ===================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ -               $ 46                  $ -                 $ 96
                                              ====================  =================  ===================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                              5,623              7,741            1,460,895                1,759
   Reinvestment of distributions                              709              1,639                2,441                    -
   Shares redeemed                                         (4,973)            (8,084)          (1,491,334)                (118)
                                              --------------------  -----------------  -------------------  -------------------
   Net increase (decrease)                                  1,359              1,296              (27,998)               1,641
                                              ====================  =================  ===================  ===================


                                                   Putnam/            Putnam/JNL
                                                     JNL             International
                                                    Equity              Equity
OPERATIONS                                           Fund                Fund
                                             --------------------- ------------------
   Net investment income (loss)                             $ 485              $ 772
   Net realized gain (loss) on:
      Distributions from investment companies                   -                  -
      Investments                                         (44,143)           (15,693)
      Foreign currency related items                            -                 85
      Futures contracts and options written                     -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (18,627)            (1,985)
        Foreign currency related items                          -                 14
        Futures contracts and options written                   -                  -
                                             --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (62,285)           (16,807)
                                             --------------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -               (828)
   From net realized gains on
      investment transactions                                   -                  -
                                             --------------------- ------------------
                                             --------------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -               (828)
                                             --------------------- ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       180,932            417,457
   Reinvestment of distributions                                -                828
   Cost of shares redeemed                               (247,393)          (426,350)
                                             --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (66,461)            (8,065)
                                             --------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (128,746)           (25,700)

NET ASSETS BEGINNING OF PERIOD                            282,049            103,972
                                             --------------------- ------------------

NET ASSETS END OF PERIOD                                $ 153,303           $ 78,272
                                             ===================== ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 485               $ 86
                                             ===================== ==================

(1)SHARE TRANSACTIONS
   Shares sold                                             12,231             48,742
   Reinvestment of distributions                                -                110
   Shares redeemed                                        (16,889)           (49,309)
                                             --------------------- ------------------
   Net increase (decrease)                                 (4,658)              (457)
                                             ===================== ==================


(a) Period from January 15, 2002 (commencement of operations).
(b) Period from September 30, 2002 (commencement of operations).

                       See Notes to Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2002


                                                Putnam/JNL            Putnam/JNL           S&P/JNL             S&P/JNL
                                                  Midcap                Value             Aggressive         Aggressive
                                                  Growth                Equity              Growth             Growth
OPERATIONS                                         Fund                  Fund                Fund              Fund I
                                             -------------------- -------------------  -----------------  ------------------
   Net investment income (loss)                           $ (156)            $ 3,136               $ 32               $ 795
   Net realized gain (loss) on:
      Distributions from investment companies                  -                   -                  3                  78
      Investments                                         (6,055)            (44,166)            (2,977)            (12,276)
      Foreign currency related items                           -                   -                  -                   -
      Futures contracts and options written                    -                   -                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (3,441)            (26,138)            (1,178)            (10,299)
        Foreign currency related items                         -                   -                  -                   -
        Futures contracts and options written                  -                   -                  -                   -
                                             -------------------- -------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (9,652)            (67,168)            (4,120)            (21,702)
                                             -------------------- -------------------  -----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -              (3,129)               (77)             (1,155)
   From net realized gains on
      investment transactions                                  -                   -                  -                   -
                                             -------------------- -------------------  -----------------  ------------------
                                             -------------------- -------------------  -----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -              (3,129)               (77)             (1,155)
                                             -------------------- -------------------  -----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       55,471              81,235              1,163              40,686
   Reinvestment of distributions                               -               3,129                 77               1,155
   Cost of shares redeemed                               (56,713)           (105,213)            (3,710)            (29,393)
                                             -------------------- -------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (1,242)            (20,849)            (2,470)             12,448
                                             -------------------- -------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (10,894)            (91,146)            (6,667)            (10,409)

NET ASSETS BEGINNING OF PERIOD                            29,541             347,246             18,387             107,519
                                             -------------------- -------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                                $ 18,647           $ 256,100           $ 11,720            $ 97,110
                                             ==================== ===================  =================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ -                $ 36               $ 32               $ 795
                                             ==================== ===================  =================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                             9,262               5,706                175               4,282
   Reinvestment of distributions                               -                 241                 13                 137
   Shares redeemed                                        (9,701)             (7,384)              (586)             (3,204)
                                             -------------------- -------------------  -----------------  ------------------
   Net increase (decrease)                                  (439)             (1,437)              (398)              1,215
                                             ==================== ===================  =================  ==================


                                                   S&P/JNL             S&P/JNL              S&P/JNL               S&P/JNL
                                                  Aggressive         Conservative        Conservative          Conservative
                                                    Growth              Growth              Growth                Growth
OPERATIONS                                         Fund II               Fund               Fund I                Fund II
                                             --------------------- -----------------  --------------------  --------------------
   Net investment income (loss)                              $ 35             $ 158               $ 3,593                 $ 258
   Net realized gain (loss) on:
      Distributions from investment companies                   2                 -                   315                     2
      Investments                                          (1,106)             (944)               (8,243)               (1,177)
      Foreign currency related items                            -                 -                     -                     -
      Futures contracts and options written                     -                 -                     -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          (127)           (1,229)              (14,009)                 (972)
        Foreign currency related items                          -                 -                     -                     -
        Futures contracts and options written                   -                 -                     -                     -
                                             --------------------- -----------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (1,196)           (2,015)              (18,344)               (1,889)
                                             --------------------- -----------------  --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (60)             (221)               (3,919)                 (276)
   From net realized gains on
      investment transactions                                   -                 -                     -                     -
                                             --------------------- -----------------  --------------------  --------------------
                                             --------------------- -----------------  --------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (60)             (221)               (3,919)                 (276)
                                             --------------------- -----------------  --------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           900             3,437               115,395                 5,456
   Reinvestment of distributions                               60               221                 3,919                   276
   Cost of shares redeemed                                 (1,709)           (2,760)              (56,713)               (4,173)
                                             --------------------- -----------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        (749)              898                62,601                 1,559
                                             --------------------- -----------------  --------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (2,005)           (1,338)               40,338                  (606)

NET ASSETS BEGINNING OF PERIOD                              5,978            15,495               187,495                13,202
                                             --------------------- -----------------  --------------------  --------------------

NET ASSETS END OF PERIOD                                  $ 3,973          $ 14,157             $ 227,833              $ 12,596
                                             ===================== =================  ====================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 35             $ 158               $ 3,593                 $ 258
                                             ===================== =================  ====================  ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                114               424                11,553                   638
   Reinvestment of distributions                                9                29                   414                    35
   Shares redeemed                                           (217)             (352)               (5,736)                 (503)
                                             --------------------- -----------------  --------------------  --------------------
   Net increase (decrease)                                    (94)              101                 6,231                   170
                                             ===================== =================  ====================  ====================

                                                  S&P/JNL              S&P/JNL
                                                    Core                Core
                                                 Index 100            Index 50
OPERATIONS                                        Fund (a)            Fund (a)
                                             -------------------  ------------------
   Net investment income (loss)                           $ 116                 $ 3
   Net realized gain (loss) on:
      Distributions from investment companies                 5                   1
      Investments                                           (98)               (137)
      Foreign currency related items                          -                   -
      Futures contracts and options written                   -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        (821)               (260)
        Foreign currency related items                        -                   -
        Futures contracts and options written                 -                   -
                                             -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (798)               (393)
                                             -------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 -                   -
   From net realized gains on
      investment transactions                                 -                   -
                                             -------------------  ------------------
                                             -------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           -                   -
                                             -------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      19,087               3,586
   Reinvestment of distributions                              -                   -
   Cost of shares redeemed                               (4,076)             (1,224)
                                             -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    15,011               2,362
                                             -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    14,213               1,969

NET ASSETS BEGINNING OF PERIOD                                -                   -
                                             -------------------  ------------------

NET ASSETS END OF PERIOD                               $ 14,213             $ 1,969
                                             ===================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 116                 $ 3
                                             ===================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                            2,071                 392
   Reinvestment of distributions                              -                   -
   Shares redeemed                                         (429)               (141)
                                             -------------------  ------------------
   Net increase (decrease)                                1,642                 251
                                             ===================  ==================


(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2002


                                                   S&P/JNL          S&P/JNL Equity      S&P/JNL Equity         S&P/JNL
                                                    Core              Aggressive          Aggressive            Equity
                                                  Index 75              Growth              Growth              Growth
OPERATIONS                                        Fund (a)              Fund I              Fund II             Fund I
                                             --------------------  ------------------  ------------------  -----------------
   Net investment income (loss)                             $ 27                 $ 2                 $ 1               $ 19
   Net realized gain (loss) on:
      Distributions from investment companies                  2                  24                   1                 80
      Investments                                            (30)             (6,269)               (614)           (25,271)
      Foreign currency related items                           -                   -                   -                  -
      Futures contracts and options written                    -                   -                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         (354)             (3,433)                (59)            (9,343)
        Foreign currency related items                         -                   -                   -                  -
        Futures contracts and options written                  -                   -                   -                  -
                                             --------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (355)             (9,676)               (671)           (34,515)
                                             --------------------  ------------------  ------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                 (26)                 (2)              (130)
   From net realized gains on
      investment transactions                                  -                   -                 (77)                 -
                                             --------------------  ------------------  ------------------  -----------------
                                             --------------------  ------------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                 (26)                (79)              (130)
                                             --------------------  ------------------  ------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        5,691              10,979                 231             39,071
   Reinvestment of distributions                               -                  26                  79                130
   Cost of shares redeemed                                  (876)            (10,969)               (875)           (44,839)
                                             --------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      4,815                  36                (565)            (5,638)
                                             --------------------  ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      4,460              (9,666)             (1,315)           (40,283)

NET ASSETS BEGINNING OF PERIOD                                 -              41,038               2,825            145,413
                                             --------------------  ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 4,460            $ 31,372             $ 1,510          $ 105,130
                                             ====================  ==================  ==================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 27                 $ 2                 $ 1               $ 19
                                             ====================  ==================  ==================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                               643               1,298                  28              4,530
   Reinvestment of distributions                               -                   4                  11                 17
   Shares redeemed                                          (102)             (1,317)               (110)            (5,385)
                                             --------------------  ------------------  ------------------  -----------------
   Net increase (decrease)                                   541                 (15)                (71)              (838)
                                             ====================  ==================  ==================  =================


                                                   S&P/JNL            S&P/JNL           S&P/JNL           S&P/JNL
                                                   Equity             Moderate          Moderate          Moderate
                                                   Growth              Growth            Growth            Growth
OPERATIONS                                         Fund II              Fund             Fund I           Fund II
                                             -------------------- ----------------- ----------------- -----------------
   Net investment income (loss)                              $ 8             $ 189           $ 4,012             $ 243
   Net realized gain (loss) on:
      Distributions from investment companies                  3                 6               463                 5
      Investments                                         (2,301)           (4,427)          (15,872)           (2,225)
      Foreign currency related items                           -                 -                 -                 -
      Futures contracts and options written                    -                 -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          (20)           (2,046)          (32,917)           (1,063)
        Foreign currency related items                         -                 -                 -                 -
        Futures contracts and options written                  -                 -                 -                 -
                                             -------------------- ----------------- ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (2,310)           (6,278)          (44,314)           (3,040)
                                             -------------------- ----------------- ----------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                (13)             (364)           (4,348)             (258)
   From net realized gains on
      investment transactions                               (195)                -                 -                 -
                                             -------------------- ----------------- ----------------- -----------------
                                             -------------------- ----------------- ----------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (208)             (364)           (4,348)             (258)
                                             -------------------- ----------------- ----------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        1,109             6,113           174,552             6,211
   Reinvestment of distributions                             208               364             4,348               258
   Cost of shares redeemed                                (2,824)           (8,648)          (97,436)           (4,598)
                                             -------------------- ----------------- ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (1,507)           (2,171)           81,464             1,871
                                             -------------------- ----------------- ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (4,025)           (8,813)           32,802            (1,427)

NET ASSETS BEGINNING OF PERIOD                             9,472            34,317           298,741            17,900
                                             -------------------- ----------------- ----------------- -----------------

NET ASSETS END OF PERIOD                                 $ 5,447          $ 25,504         $ 331,543          $ 16,473
                                             ==================== ================= ================= =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 8             $ 189           $ 4,012             $ 243
                                             ==================== ================= ================= =================

(1)SHARE TRANSACTIONS
   Shares sold                                               143               823            17,377               716
   Reinvestment of distributions                              31                55               471                33
   Shares redeemed                                          (367)           (1,249)           (9,946)             (546)
                                             -------------------- ----------------- ----------------- -----------------
   Net increase (decrease)                                  (193)             (371)            7,902               203
                                             ==================== ================= ================= =================


                                                S&P/JNL Very         S&P/JNL Very
                                                 Aggressive           Aggressive
                                                   Growth               Growth
OPERATIONS                                         Fund I              Fund II
                                             --------------------  -----------------
   Net investment income (loss)                            $ (22)               $ -
   Net realized gain (loss) on:
      Distributions from investment companies                 32                  1
      Investments                                         (7,349)              (465)
      Foreign currency related items                           -                  -
      Futures contracts and options written                    -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (6,436)              (280)
        Foreign currency related items                         -                  -
        Futures contracts and options written                  -                  -
                                             --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (13,775)              (744)
                                             --------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                (37)                (2)
   From net realized gains on
      investment transactions                                  -                  -
                                             --------------------  -----------------
                                             --------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (37)                (2)
                                             --------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       11,804                303
   Reinvestment of distributions                              37                  2
   Cost of shares redeemed                               (14,259)              (820)
                                             --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (2,418)              (515)
                                             --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    (16,230)            (1,261)

NET ASSETS BEGINNING OF PERIOD                            58,358              3,159
                                             --------------------  -----------------

NET ASSETS END OF PERIOD                                $ 42,128            $ 1,898
                                             ====================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ -                $ -
                                             ====================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                             1,328                 38
   Reinvestment of distributions                               5                  -
   Shares redeemed                                        (1,678)              (103)
                                             --------------------  -----------------
   Net increase (decrease)                                  (345)               (65)
                                             ====================  =================


(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2002


                                                                                                                  Salomon
                                                   Salomon               Salomon             Salomon            Brothers/JNL
                                                 Brothers/JNL          Brothers/JNL       Brothers/JNL        U.S. Government
                                                   Balanced            Global Bond         High Yield             & Quality
OPERATIONS                                           Fund                  Fund             Bond Fund            Bond Fund
                                             ---------------------  ------------------- ------------------  ---------------------
   Net investment income (loss)                             $ 363              $ 7,263            $ 1,896               $ 10,347
   Net realized gain (loss) on:
      Distributions from investment companies                   -                    -                  -                      -
      Investments                                             215                 (266)              (939)                 3,396
      Foreign currency related items                            -                   (7)                 -                      -
      Futures contracts and options written                     -                    -                  -                  3,312
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        (1,993)               2,601                 80                  8,281
        Foreign currency related items                          -                    8                  -                      -
        Futures contracts and options written                   -                    -                  -                  1,133
                                             ---------------------  ------------------- ------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (1,415)               9,599              1,037                 26,469
                                             ---------------------  ------------------- ------------------  ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -               (7,268)            (1,885)               (10,373)
   From net realized gains on
      investment transactions                                   -                    -                  -                 (3,322)
                                             ---------------------  ------------------- ------------------  ---------------------
                                             ---------------------  ------------------- ------------------  ---------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -               (7,268)            (1,885)               (13,695)
                                             ---------------------  ------------------- ------------------  ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         6,543               48,804             11,000                166,665
   Reinvestment of distributions                                -                7,268              1,885                 13,695
   Cost of shares redeemed                                 (7,772)             (55,832)           (15,178)              (115,144)
                                             ---------------------  ------------------- ------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      (1,229)                 240             (2,293)                65,216
                                             ---------------------  ------------------- ------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (2,644)               2,571             (3,141)                77,990

NET ASSETS BEGINNING OF PERIOD                             18,097              123,310             20,220                226,275
                                             ---------------------  ------------------- ------------------  ---------------------

NET ASSETS END OF PERIOD                                 $ 15,453            $ 125,881           $ 17,079              $ 304,265
                                             =====================  =================== ==================  =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 362                $ 164               $ 20                   $ 70
                                             =====================  =================== ==================  =====================

(1)SHARE TRANSACTIONS
   Shares sold                                                657                4,555              1,465                 14,057
   Reinvestment of distributions                                -                  684                270                  1,150
   Shares redeemed                                           (796)              (5,239)            (2,013)                (9,870)
                                             ---------------------  ------------------- ------------------  ---------------------
   Net increase (decrease)                                   (139)                   -               (278)                 5,337
                                             =====================  =================== ==================  =====================


                                               T. Rowe Price/     T. Rowe Price/         T. Rowe
                                              JNL Established      JNL Mid-Cap          Price/JNL
                                                   Growth             Growth              Value
OPERATIONS                                          Fund               Fund               Fund
                                             ------------------- -----------------  ------------------
   Net investment income (loss)                           $ 229          $ (2,076)            $ 2,070
   Net realized gain (loss) on:
      Distributions from investment companies                 -                 -                   -
      Investments                                       (37,805)           (4,041)             (3,825)
      Foreign currency related items                       (104)                -                  (5)
      Futures contracts and options written                   -                 -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     (71,901)          (74,681)            (38,779)
        Foreign currency related items                        2                 -                   -
        Futures contracts and options written                 -                 -                   -
                                             ------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (109,579)          (80,798)            (40,539)
                                             ------------------- -----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              (379)                -                 (13)
   From net realized gains on
      investment transactions                                 -                 -                (449)
                                             ------------------- -----------------  ------------------
                                             ------------------- -----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (379)                -                (462)
                                             ------------------- -----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                     108,096           405,189             133,579
   Reinvestment of distributions                            379                 -                 462
   Cost of shares redeemed                             (156,255)         (442,092)            (89,342)
                                             ------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                   (47,780)          (36,903)             44,699
                                             ------------------- -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (157,738)         (117,701)              3,698

NET ASSETS BEGINNING OF PERIOD                          474,105           366,028             216,408
                                             ------------------- -----------------  ------------------

NET ASSETS END OF PERIOD                              $ 316,367         $ 248,327           $ 220,106
                                             =================== =================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 92               $ -             $ 2,065
                                             =================== =================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                            7,455            19,747              13,297
   Reinvestment of distributions                             30                 -                  50
   Shares redeemed                                      (11,115)          (21,821)             (8,956)
                                             ------------------- -----------------  ------------------
   Net increase (decrease)                               (3,630)           (2,074)              4,391
                                             =================== =================  ==================


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights

                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03               $    8.16         $ (0.01)             $ 1.10             $ 1.09
            12/31/02                   10.97           (0.03)              (2.76)             (2.79)
       10/29(a)-12/31/01               10.00               -                0.97               0.97
----------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                    7.90               -                0.63               0.63
            12/31/02                   11.05           (0.03)              (3.09)             (3.12)
       10/29(a)-12/31/01               10.00               -                1.05               1.05
----------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                    8.43           (0.03)               1.39               1.36
            12/31/02                   11.60           (0.07)              (3.10)             (3.17)
       10/29(a)-12/31/01               10.00           (0.01)               1.61               1.60

----------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                   10.91           (0.01)               1.86               1.85
            12/31/02                   16.33           (0.04)              (5.38)             (5.42)
            12/31/01                   18.58           (0.04)              (2.18)             (2.22)
            12/31/00                   22.91           (0.01)              (3.08)             (3.09)
            12/31/99                   18.95           (0.03)               6.42               6.39
            12/31/98                   13.56               -                6.20               6.20
----------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                   7.98            (0.01)               0.85               0.84
            12/31/02                  11.57            (0.01)              (3.58)             (3.59)
            12/31/01                  13.55                -               (1.97)             (1.97)
            12/31/00                  16.64                -               (2.93)             (2.93)
            12/31/99                  13.28            (0.01)               3.76               3.75
       03/02(a)-12/31/98              10.00            (0.01)               3.29               3.28
----------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                  11.45                -                1.18               1.18
            12/31/02                  14.53             0.10               (3.08)             (2.98)
            12/31/01                  16.21             0.07               (1.67)             (1.60)
            12/31/00                  18.47             0.08               (0.08)                 -
            12/31/99                  15.91             0.11                3.63               3.74
            12/31/98                  13.75             0.10                2.17               2.27
----------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND
            06/30/03                  12.01            (0.05)               1.81               1.76
            12/31/02                  15.55            (0.08)              (3.46)             (3.54)
            12/31/01                  14.20            (0.41)               1.97               1.56
            12/31/00                  16.97            (0.04)              (2.23)             (2.27)
            12/31/99                  14.82            (0.04)               2.88               2.84
            12/31/98                  14.73            (0.06)               0.23               0.17
----------------------------------------------------------------------------------------------------------






                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03                      $ -                   $ -            $ -              $  9.25
            12/31/02                        -                 (0.02)             -                 8.16
       10/29(a)-12/31/01                    -                     -              -                10.97
----------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                        -                     -              -                 8.53
            12/31/02                        -                 (0.03)             -                 7.90
       10/29(a)-12/31/01                    -                     -              -                11.05
----------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                        -                     -              -                 9.79
            12/31/02                        -                     -              -                 8.43
       10/29(a)-12/31/01                    -                     -              -                11.60
----------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                        -                     -              -                12.76
            12/31/02                        -                     -              -                10.91
            12/31/01                        -                 (0.03)             -                16.33
            12/31/00                        -                 (1.24)             -                18.58
            12/31/99                        -                 (2.43)             -                22.91
            12/31/98                        -                 (0.81)             -                18.95
----------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                        -                     -              -                 8.82
            12/31/02                        -                     -              -                 7.98
            12/31/01                    (0.01)                    -              -                11.57
            12/31/00                        -                 (0.16)             -                13.55
            12/31/99                        -                 (0.39)             -                16.64
       03/02(a)-12/31/98                    -                     -              -                13.28
----------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                        -                     -              -                12.63
            12/31/02                    (0.10)                    -              -                11.45
            12/31/01                    (0.07)                (0.01)             -                14.53
            12/31/00                    (0.09)                (2.17)             -                16.21
            12/31/99                    (0.11)                (1.07)             -                18.47
            12/31/98                    (0.09)                (0.02)             -                15.91
----------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND

            06/30/03                        -                     -              -                13.77
            12/31/02                        -                     -              -                12.01
            12/31/01                        -                 (0.21)             -                15.55
            12/31/00                        -                 (0.50)             -                14.20
            12/31/99                        -                 (0.69)             -                16.97
            12/31/98                        -                 (0.08)             -                14.82
----------------------------------------------------------------------------------------------------------





                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03                         13.36 %     $ 16,911          91.64%            1.10 %
            12/31/02                        (25.47)         6,857         180.06             1.10
       10/29(a)-12/31/01                      9.70          6,058          14.93             1.10
------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                          7.97         16,191          38.31             1.05
            12/31/02                        (28.23)        12,647          90.14             1.05
       10/29(a)-12/31/01                     10.50         14,101           5.81             1.05
------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                         16.13         19,748          12.73             1.15
            12/31/02                        (27.32)        12,915          46.22             1.15
       10/29(a)-12/31/01                     16.00          7,665           3.86             1.15
------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                         16.96        202,153          88.18             1.08
            12/31/02                        (33.19)       175,439         236.63             1.08
            12/31/01                        (11.97)       341,162          86.80             1.07
            12/31/00                        (13.44)       459,577          88.34             1.07
            12/31/99                         33.80        400,639         122.58             1.07
            12/31/98                         45.66        164,948         121.39             1.06
------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                         10.53        103,454          26.53             0.88
            12/31/02                        (31.03)        86,891          54.13             0.88
            12/31/01                        (14.57)       140,511          65.21             0.87
            12/31/00                        (17.59)        92,981          47.01             0.87
            12/31/99                         28.23         18,256          51.15             0.88
       03/02(a)-12/31/98                     32.80          4,573         136.69             0.93
-----------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                         10.31        183,083          45.76             0.97
            12/31/02                        (20.53)       149,242          94.37             0.97
            12/31/01                         (9.83)       174,813         102.56             0.97
            12/31/00                          0.28        146,888         192.40             0.97
            12/31/99                         23.55          95,329        124.71             0.99
            12/31/98                         16.54          37,169         67.04             1.05
------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND

            06/30/03                         14.65         89,621          39.43             1.05
            12/31/02                        (22.77)        76,198          71.45             1.05
            12/31/01                         11.00        112,967          65.36             1.05
            12/31/00                        (13.25)        77,200          89.43             1.05
            12/31/99                         19.27         61,504          61.69             1.05
            12/31/98                          1.18         34,953          51.90             1.10
------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03                   (0.27)%         1.22 %                (0.39)%
            12/31/02                   (0.33)            1.15                (0.38)
       10/29(a)-12/31/01               (0.26)            1.32                (0.48)
-----------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                   (0.07)            1.11                (0.13)
            12/31/02                   (0.38)            1.09                (0.42)
       10/29(a)-12/31/01               (0.04)            1.26                (0.25)
-----------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                   (0.85)            1.17                (0.87)
            12/31/02                   (0.83)            1.17                (0.85)
       10/29(a)-12/31/01               (0.74)            1.24                (0.83)
-----------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                   (0.25)            1.10                (0.27)
            12/31/02                   (0.25)             n/a                  n/a
            12/31/01                   (0.23)             n/a                  n/a
            12/31/00                   (0.03)             n/a                  n/a
            12/31/99                   (0.22)             n/a                  n/a
            12/31/98                   (0.02)            1.06                (0.02)
-----------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                    0.20             0.90                 0.18
            12/31/02                   (0.10)            0.89                (0.11)
            12/31/01                    0.05             0.90                 0.02
            12/31/00                    0.01              n/a                  n/a
            12/31/99                   (0.07)             n/a                  n/a
       03/02(a)-12/31/98               (0.08)            2.13                (1.28)
-----------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                    0.87             1.01                 0.83
            12/31/02                    0.78             1.00                 0.75
            12/31/01                    0.58             0.99                 0.56
            12/31/00                    0.57              n/a                  n/a
            12/31/99                    0.97              n/a                  n/a
            12/31/98                    1.07             1.17                 0.95
-----------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND

            06/30/03                   (0.77)            1.11                (0.83)
            12/31/02                   (0.49)            1.08                (0.52)
            12/31/01                   (0.31)            1.07                 0.33
            12/31/00                   (0.30)             n/a                  n/a
            12/31/99                   (0.35)             n/a                  n/a
            12/31/98                   (0.42)            1.17                (0.49)
-----------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND

            06/30/03               $  13.03           $ (0.02)            $ 2.32              $ 2.30           2.32
            12/31/02                  18.55              (0.04)            (5.48)              (5.52)
            12/31/01                  26.65                  -             (8.04)              (8.04)
            12/31/00                  39.97               0.16             (8.45)              (8.29)
            12/31/99                  22.09              (0.06)            20.87               20.81
            12/31/98                  14.53              (0.06)             8.45                8.39
----------------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND

            06/30/03                   8.26               0.07              0.43                0.50
            12/31/02                   9.05               0.20             (0.80)              (0.60)
            12/31/01                   9.69               0.21             (0.65)              (0.44)
       05/01(a)-12/31/00              10.00               0.11             (0.31)              (0.20)
----------------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND

            06/30/03                   9.79              (0.03)             1.67                1.64
            12/31/02                  13.83              (0.07)            (3.97)              (4.04)
            12/31/01                  23.55              (0.11)            (9.35)              (9.46)
            12/31/00                  43.62              (0.20)           (14.90)             (15.10)
            12/31/99                  20.73              (0.13)            25.85               25.72
            12/31/98                  16.50              (0.12)             5.92                5.80
----------------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND

            06/30/03                  14.06               0.11              0.82                0.93
            12/31/02                  19.48               0.10             (5.38)              (5.28)
            12/31/01                  25.97               0.08             (6.19)              (6.11)
            12/31/00                  35.69               0.07             (6.55)              (6.48)
            12/31/99                  22.11                  -             14.27               14.27
            12/31/98                  17.48               0.04              4.66                4.70
----------------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND

            06/30/03                   5.69                  -              0.53                0.53
            12/31/02                   7.27               0.04             (1.62)              (1.58)
            12/31/01                   8.47               0.05             (1.19)              (1.14)
            12/31/00                   9.36               0.09             (0.89)              (0.80)
            12/31/99                   9.00               0.09              0.36                0.45
       03/02(a)-12/31/98              10.00               0.07             (1.00)              (0.93)
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                   6.16               0.01              0.73                0.74
            12/31/02                   8.21               0.04             (2.09)              (2.05)
            12/31/01                   9.34               0.03             (1.13)              (1.10)
            12/31/00                  10.58               0.04             (1.24)              (1.20)
       05/16(a)-12/31/99              10.00               0.03              0.65                0.68
----------------------------------------------------------------------------------------------------------



                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND

            06/30/03                    $    -               $  -            $ -             $  15.33        -
            12/31/02                         -                  -              -                13.03
            12/31/01                     (0.01)             (0.05)             -                18.55
            12/31/00                     (0.51)             (4.52)             -                26.65
            12/31/99                         -              (2.93)             -                39.97
            12/31/98                     (0.05)             (0.78)             -                22.09
---------------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND

            06/30/03                         -                  -              -                 8.76
            12/31/02                     (0.19)                 -              -                 8.26
            12/31/01                     (0.20)                 -              -                 9.05
       05/01(a)-12/31/00                 (0.11)                 -              -                 9.69
---------------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND

            06/30/03                         -                  -              -                11.43
            12/31/02                         -                  -              -                 9.79
            12/31/01                         -              (0.26)             -                13.83
            12/31/00                         -              (4.97)             -                23.55
            12/31/99                         -              (2.83)             -                43.62
            12/31/98                         -              (1.57)             -                20.73
---------------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND

            06/30/03                         -                  -              -                14.99
            12/31/02                     (0.14)                 -              -                14.06
            12/31/01                     (0.35)             (0.03)             -                19.48
            12/31/00                     (0.59)             (2.65)             -                25.97
            12/31/99                         -              (0.69)             -                35.69
            12/31/98                     (0.07)                 -              -                22.11
---------------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND

            06/30/03                        -                   -              -                 6.22
            12/31/02                        -                   -              -                 5.69
            12/31/01                    (0.06)                  -              -                 7.27
            12/31/00                    (0.09)                  -              -                 8.47
            12/31/99                    (0.09)                  -              -                 9.36
       03/02(a)-12/31/98                (0.07)                  -              -                 9.00
---------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                        -                   -              -                 6.90
            12/31/02                        -                   -              -                 6.16
            12/31/01                    (0.03)                  -              -                 8.21
            12/31/00                    (0.03)              (0.01)             -                 9.34
       05/16(a)-12/31/99                (0.03)              (0.07)             -                10.58
---------------------------------------------------------------------------------------------------------

                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND

            06/30/03                        17.65 %      $ 239,491         42.56%            1.04 %
            12/31/02                       (29.76)         215,884        117.19             1.02
            12/31/01                       (30.18)         436,946        100.02             0.99
            12/31/00                       (20.97)         744,972         61.65             0.98
            12/31/99                        94.43          654,546         95.06             1.01
            12/31/98                        57.66          161,842        114.51             1.10
---------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND

            06/30/03                         6.05           91,812         29.37             1.05
            12/31/02                        (6.57)          75,591         90.71             1.05
            12/31/01                        (4.49)          72,281        105.66             1.05
       05/01(a)-12/31/00                    (2.00)          44,294         41.10             1.05
---------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND

            06/30/03                        16.75          147,403         15.37             1.05
            12/31/02                       (29.21)         135,669         56.03             1.04
            12/31/01                       (40.19)         260,726         96.69             1.01
            12/31/00                       (34.74)         496,830        110.81             0.99
            12/31/99                       124.19          509,086        102.26             1.03
            12/31/98                        35.16          111,037        128.95             1.09
---------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND

            06/30/03                         6.61          194,777         49.35             1.13
            12/31/02                       (27.12)         206,070         65.19             1.07
            12/31/01                       (23.50)         389,796         93.37             1.05
            12/31/00                       (18.28)         665,187         65.56             1.03
            12/31/99                        64.58          597,241         61.60             1.06
            12/31/98                        26.87          240,385         81.46             1.14
---------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND

            06/30/03                         9.31           14,673         19.85             1.05
            12/31/02                       (21.73)          13,840         52.16             1.05
            12/31/01                       (13.51)          20,346         50.42             1.05
            12/31/00                        (8.56)          23,212        160.19             1.04
            12/31/99                         4.98            7,677        120.54             1.03
       03/02(a)-12/31/98                    (9.31)           4,311        129.99             1.08
---------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                        12.01           51,171         48.02             0.88
            12/31/02                       (24.94)          42,071         63.08             0.89
            12/31/01                       (11.78)          31,415         55.97             0.90
            12/31/00                       (11.38)          22,622         57.14             0.90
       05/16(a)-12/31/99                     6.85            5,341         34.39             0.90
---------------------------------------------------------------------------------------------------



                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND

            06/30/03                  (0.24)%           1.07 %                (0.27)%
            12/31/02                  (0.18)            1.10                  (0.26)
            12/31/01                   0.05             1.02                   0.02
            12/31/00                   0.25              n/a                    n/a
            12/31/99                  (0.40)             n/a                    n/a
            12/31/98                  (0.35)            1.10                  (0.35)
-----------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND

            06/30/03                   1.76             1.06                 1.75
            12/31/02                   2.11             1.07                 2.09
            12/31/01                   2.48             1.06                 2.47
       05/01(a)-12/31/00               2.42              n/a                n/a
-----------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND

            06/30/03                  (0.53)            1.07                (0.55)
            12/31/02                  (0.51)            1.09                (0.56)
            12/31/01                  (0.61)            1.03                (0.63)
            12/31/00                  (0.67)             n/a                n/a
            12/31/99                  (0.75)             n/a                n/a
            12/31/98                  (0.68)            1.09                (0.68)
-----------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND

            06/30/03                   1.47             1.14               1.46
            12/31/02                   0.45             1.10               0.42
            12/31/01                   0.42             1.06               0.41
            12/31/00                   0.03              n/a                n/a
            12/31/99                   0.01              n/a                n/a
            12/31/98                   0.13             1.30              (0.03)
-----------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND

            06/30/03                   0.67             1.07               0.65
            12/31/02                   0.52             1.07               0.50
            12/31/01                   0.73             1.06               0.72
            12/31/00                   1.61              n/a                n/a
            12/31/99                   1.17              n/a                n/a
       03/02(a)-12/31/98               1.01             2.16              (0.08)
-----------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                   0.81             0.90               0.79
            12/31/02                   0.69             0.90               0.68
            12/31/01                   0.44              n/a                n/a
            12/31/00                   0.56              n/a                n/a
       05/16(a)-12/31/99               0.56              n/a                n/a
-----------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03               $    5.56          $ 0.05             $  0.47             $ 0.52
            12/31/02                    7.75            0.07               (2.13)             (2.06)
            12/31/01                    9.79            0.09               (2.08)             (1.99)
            12/31/00                   13.15            0.04               (2.10)             (2.06)
            12/31/99                    9.82            0.06                3.67               3.73
       03/02(a)-12/31/98               10.00            0.08               (0.20)             (0.12)
----------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                   10.23            0.02                0.99               1.01
            12/31/02                   11.97            0.03               (1.72)             (1.69)
            12/31/01                   11.75            0.06                1.50               1.56
            12/31/00                    9.63            0.03                2.40               2.43
            12/31/99                    9.21            0.02                0.42               0.44
       03/02(a)-12/31/98               10.00            0.03               (0.79)             (0.76)
----------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                    9.40               -                1.20               1.20
            12/31/02                   11.40               -               (1.96)             (1.96)
            12/31/01                   10.28            0.02                1.77               1.79
            12/31/00                    8.84            0.02                1.45               1.47
            12/31/99                    8.70            0.03                0.14               0.17
       03/02(a)-12/31/98               10.00           (0.01)              (1.28)             (1.29)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                  10.48             0.15                0.19               0.34
       01/15(a)-12/31/02              10.00             0.36                0.50               0.86
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

            06/30/03                   8.44             0.10                0.67               0.77
       01/15(a)-12/31/02              10.00             0.15               (1.51)             (1.36)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                   8.55             0.02                1.01               1.03
       01/15(a)-12/31/02              10.00             0.06               (1.45)             (1.39)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                   7.79             0.05                0.83               0.88
       01/15(a)-12/31/02              10.00             0.05               (2.26)             (2.21)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

            06/30/03                   7.94             0.03                1.34               1.37
       01/15(a)-12/31/02              10.00             0.08               (2.06)             (1.98)
----------------------------------------------------------------------------------------------------------


                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03                    $     -             $    -            $ -              $  6.08
            12/31/02                      (0.13)                 -              -                 5.56
            12/31/01                      (0.04)             (0.01)             -                 7.75
            12/31/00                      (0.06)             (1.24)             -                 9.79
            12/31/99                      (0.21)             (0.19)             -                13.15
       03/02(a)-12/31/98                  (0.06)                 -              -                 9.82
---------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                          -                  -              -                11.24
            12/31/02                      (0.03)             (0.02)             -                10.23
            12/31/01                      (0.06)             (1.28)             -                11.97
            12/31/00                      (0.03)             (0.28)             -                11.75
            12/31/99                      (0.02)                 -              -                 9.63
       03/02(a)-12/31/98                  (0.03)                 -              -                 9.21
---------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                          -                  -              -                10.60
            12/31/02                          -              (0.04)             -                 9.40
            12/31/01                      (0.02)             (0.65)             -                11.40
            12/31/00                      (0.03)                 -              -                10.28
            12/31/99                      (0.03)                 -              -                 8.84
       03/02(a)-12/31/98                      -                  -          (0.01)                8.70
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                          -                  -              -                10.82
       01/15(a)-12/31/02                  (0.36)             (0.02)             -                10.48
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

            06/30/03                          -                  -              -                 9.21
       01/15(a)-12/31/02                  (0.20)                 -              -                 8.44
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                          -                  -              -                 9.58
       01/15(a)-12/31/02                  (0.06)                 -              -                 8.55
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                          -                  -              -                 8.67
       01/15(a)-12/31/02                      -                  -              -                 7.79
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

            06/30/03                          -                  -              -                 9.31
       01/15(a)-12/31/02                  (0.08)                 -              -                 7.94
---------------------------------------------------------------------------------------------------------



                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03                         9.35 %     $ 7,834             65.75%            1.11 %
            12/31/02                       (26.59)        5,642            146.48             1.08
            12/31/01                       (20.33)        7,304             82.18             1.07
            12/31/00                       (15.45)        9,264            120.75             1.07
            12/31/99                        38.02         7,777             66.82             1.08
       03/02(a)-12/31/98                    (1.24)        4,997            231.88             1.13
---------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                         9.87        96,232             50.87             1.08
            12/31/02                       (14.08)       76,890             98.18             1.08
            12/31/01                        13.24        26,886            143.12             1.07
            12/31/00                        25.37        15,478            134.53             1.07
            12/31/99                         4.77         6,394            118.56             1.08
       03/02(a)-12/31/98                    (7.64)        4,731             70.72             1.13
---------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                        12.77        93,925             37.18             1.14
            12/31/02                       (17.22)       74,559             94.87             1.14
            12/31/01                        17.34        35,164             78.01             1.15
            12/31/00                        16.60        14,614             58.07             1.15
            12/31/99                         1.96         6,313             53.35             1.15
       03/02(a)-12/31/98                   (12.92)        4,804             40.15             1.20
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                         3.24        53,216             45.81             0.60
       01/15(a)-12/31/02                     8.55        34,286             77.16             0.60
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL FUND

            06/30/03                         9.12        44,860              2.06             0.65
       01/15(a)-12/31/02                   (13.60)       26,518             32.40             0.65
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                        12.05        31,521              2.61             0.60
       01/15(a)-12/31/02                   (13.94)       12,728             60.00             0.60
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                        11.30        93,243              0.40             0.60
       01/15(a)-12/31/02                   (22.10)       46,776              1.89             0.60
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP FUND

            06/30/03                        17.25        37,418             18.30             0.60
       01/15(a)-12/31/02                   (19.79)       20,027             49.44             0.60
---------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03                   2.43 %             1.25 %             2.29 %
            12/31/02                   0.95                n/a                n/a
            12/31/01                   1.07                n/a                n/a
            12/31/00                   0.40                n/a                n/a
            12/31/99                   0.53                n/a                n/a
       03/02(a)-12/31/98               0.62               2.64              (0.09)
-------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                   0.39               1.16               0.31
            12/31/02                   0.41               1.12               0.37
            12/31/01                   0.65               1.20               0.52
            12/31/00                   0.37                n/a                n/a
            12/31/99                   0.25                n/a                n/a
       03/02(a)-12/31/98               0.34               1.85              (0.38)
-------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                   0.02               1.20              (0.04)
            12/31/02                  (0.03)              1.17              (0.06)
            12/31/01                   0.32               1.21               0.26
            12/31/00                   0.36                n/a                n/a
            12/31/99                   0.43                n/a                n/a
       03/02(a)-12/31/98              (0.04)              1.89              (0.73)
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                   3.50                n/a                n/a
       01/15(a)-12/31/02               4.12                n/a                n/a
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL FUND

            06/30/03                   3.07                n/a                n/a
       01/15(a)-12/31/02               1.56                n/a                n/a
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                   0.63               0.63               0.60
       01/15(a)-12/31/02               0.60               0.61               0.59
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                   1.17               0.61               1.16
       01/15(a)-12/31/02               1.15               0.61               1.14
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP FUND

            06/30/03                   0.89               0.63               0.86
       01/15(a)-12/31/02               0.96               0.62               0.94
-------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03               $    7.20          $ 0.05             $  0.75             $ 0.80
            12/31/02                    9.27            0.03               (2.10)             (2.07)
       05/01(a)-12/31/01               10.00            0.03               (0.76)             (0.73)
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                    7.03           (0.02)               0.72               0.70
            12/31/02                    9.41           (0.03)              (2.35)             (2.38)
       05/01(a)-12/31/01               10.00            0.01               (0.59)             (0.58)
----------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                   11.60            0.07                0.49               0.56
            12/31/02                   10.66            0.24                0.70               0.94
            12/31/01                   10.29            0.30                0.68               0.98
            12/31/00                    9.64            0.45                0.68               1.13
            12/31/99                   10.16            0.49               (0.52)             (0.03)
       03/02(a)-12/31/98               10.00            0.31                0.26               0.57
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                   13.14            0.17                1.10               1.27
            12/31/02                   14.00            0.42               (0.69)             (0.27)
            12/31/01                   13.13            0.41                0.98               1.39
            12/31/00                   12.60            0.50                0.52               1.02
            12/31/99                   13.48            0.44               (0.45)             (0.01)
            12/31/98                   13.06            0.47                0.84               1.31
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                    7.79            0.27                0.61               0.88
            12/31/02                    8.29            0.66               (0.49)              0.17
            12/31/01                    8.60            0.79               (0.30)              0.49
            12/31/00                   10.13            0.98               (1.55)             (0.57)
            12/31/99                   10.89            0.88               (0.76)              0.12
            12/31/98                   11.48            0.91               (0.47)              0.44
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                    1.00               -                   -                  -
            12/31/02                    1.00            0.01                   -               0.01
            12/31/01                    1.00            0.03                   -               0.03
            12/31/00                    1.00            0.06                   -               0.06
            12/31/99                    1.00            0.05                   -               0.05
            12/31/98                    1.00            0.05                   -               0.05
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                   10.97            0.14                1.34               1.48
       09/30(a)-12/31/02               10.00            0.06                0.91               0.97
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03                     $   -               $   -          $   -              $  8.00
            12/31/02                         -                   -              -                 7.20
       05/01(a)-12/31/01                     -                   -              -                 9.27
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                         -                   -              -                 7.73
            12/31/02                         -                   -              -                 7.03
       05/01(a)-12/31/01                 (0.01)                  -              -                 9.41
----------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                         -                   -              -                12.16
            12/31/02                         -                   -              -                11.60
            12/31/01                     (0.28)              (0.33)             -                10.66
            12/31/00                     (0.47)              (0.01)             -                10.29
            12/31/99                     (0.49)                  -              -                 9.64
       03/02(a)-12/31/98                 (0.31)              (0.10)             -                10.16
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                         -                   -              -                14.41
            12/31/02                     (0.42)              (0.17)             -                13.14
            12/31/01                     (0.44)              (0.08)             -                14.00
            12/31/00                     (0.46)              (0.03)             -                13.13
            12/31/99                     (0.44)              (0.43)             -                12.60
            12/31/98                     (0.47)              (0.42)             -                13.48
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                         -                   -              -                 8.67
            12/31/02                     (0.67)                  -              -                 7.79
            12/31/01                     (0.80)                  -              -                 8.29
            12/31/00                     (0.96)                  -              -                 8.60
            12/31/99                     (0.88)                  -              -                10.13
            12/31/98                     (0.91)              (0.12)             -                10.89
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                         -                   -              -                 1.00
            12/31/02                     (0.01)                  -              -                 1.00
            12/31/01                     (0.03)                  -              -                 1.00
            12/31/00                     (0.06)                  -              -                 1.00
            12/31/99                     (0.05)                  -              -                 1.00
            12/31/98                     (0.05)                  -              -                 1.00
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                         -                   -              -                12.45
       09/30(a)-12/31/02                     -                   -              -                10.97
----------------------------------------------------------------------------------------------------------




                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03                          11.11 %     $ 64,544         25.47%            1.05 %
            12/31/02                         (22.33)        50,522         64.05             1.05
       05/01(a)-12/31/01                      (7.30)        59,841         44.80             1.05
-------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                           9.96         23,569         45.48             1.00
            12/31/02                         (25.29)        17,846         55.58             1.00
       05/01(a)-12/31/01                      (5.82)        13,557         58.88             1.00
-------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                           4.83        281,064         74.54             0.80
            12/31/02                           8.85        211,362        116.05             0.80
            12/31/01                           9.52         54,851        112.25             0.80
            12/31/00                          11.75         21,715        221.61             0.93 (e)
            12/31/99                          (0.26)         9,451         91.12             0.80
       03/02(a)-12/31/98                       5.70          6,133        269.16             0.85
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                           9.67        243,788         28.70             0.81
            12/31/02                          (1.93)       217,013         68.30             0.81
            12/31/01                          10.57        212,196         42.38             0.81
            12/31/00                           8.25        155,270         25.76             0.82
            12/31/99                          (0.11)       143,012         35.02             0.82
            12/31/98                          10.06         95,974         33.74             0.85
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                          11.30        218,601         19.35             0.81
            12/31/02                           2.05        161,094         61.00             0.82
            12/31/01                           5.67        160,781         41.24             0.81
            12/31/00                          (5.62)       144,516         62.41             0.82
            12/31/99                           1.09        147,023         61.03             0.82
            12/31/98                           3.84        101,485        129.85             0.83
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                           0.28        200,356           n/a             0.69
            12/31/02                           1.07        214,520           n/a             0.69
            12/31/01                           3.45        242,518           n/a             0.69
            12/31/00                           5.83        185,012           n/a             0.70
            12/31/99                           4.67        164,446           n/a             0.70
            12/31/98                           4.99         56,349           n/a             0.74
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                          13.49         26,122         11.36             0.85
       09/30(a)-12/31/02                       9.70         18,004          8.64             0.85
-------------------------------------------------------------------------------------------------------



                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03                    1.21 %             n/a %              n/a %
            12/31/02                    0.44               n/a                n/a
       05/01(a)-12/31/01                0.54               n/a                n/a
-----------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                   (0.56)             1.10              (0.66)
            12/31/02                   (0.49)              n/a                n/a
       05/01(a)-12/31/01                0.17               n/a                n/a
-----------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                    2.41               n/a                n/a
            12/31/02                    3.23               n/a                n/a
            12/31/01                    4.35               n/a                n/a
            12/31/00                    5.98               n/a                n/a
            12/31/99                    5.41               n/a                n/a
       03/02(a)-12/31/98                4.95              1.57               4.23
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                    2.61              0.81               2.61
            12/31/02                    2.98              0.81               2.98
            12/31/01                    3.28               n/a                n/a
            12/31/00                    4.02               n/a                n/a
            12/31/99                    3.71               n/a                n/a
            12/31/98                    3.87              0.85               3.87
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                    7.58               n/a                n/a
            12/31/02                    7.89               n/a                n/a
            12/31/01                    8.68               n/a                n/a
            12/31/00                   10.06               n/a                n/a
            12/31/99                    9.22               n/a                n/a
            12/31/98                    8.62              0.83               8.62
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                    0.58               n/a                n/a
            12/31/02                    1.07               n/a                n/a
            12/31/01                    3.28               n/a                n/a
            12/31/00                    5.73               n/a                n/a
            12/31/99                    4.63               n/a                n/a
            12/31/98                    4.87              0.75               4.86
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                    1.94              0.88               1.91
       09/30(a)-12/31/02                2.24              0.98               2.11
-----------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03               $  13.04           $   0.04             $  1.33             $ 1.37
            12/31/02                  17.18                  -               (4.14)             (4.14)
            12/31/01                  22.91              (0.01)              (5.72)             (5.73)
            12/31/00                  28.45              (0.05)              (5.03)             (5.08)
            12/31/99                  22.88              (0.04)               6.76               6.72
            12/31/98                  16.99              (0.01)               5.94               5.93
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                   7.59               0.09                0.38               0.47
            12/31/02                   9.66               0.08               (2.07)             (1.99)
            12/31/01                  12.23               0.08               (2.56)             (2.48)
            12/31/00                  16.79               0.08               (2.49)             (2.41)
            12/31/99                  13.62               0.09                4.28               4.37
            12/31/98                  12.09               0.16                1.58               1.74
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                   5.11              (0.01)               0.79               0.78
            12/31/02                   7.23              (0.04)              (2.08)             (2.12)
            12/31/01                   9.90              (0.05)              (2.62)             (2.67)
       05/01(a)-12/31/00              10.00                  -               (0.10)             (0.10)
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                  13.06               0.08                1.32               1.40
            12/31/02                  16.50               0.16               (3.44)             (3.28)
            12/31/01                  17.78               0.15               (1.27)             (1.12)
            12/31/00                  16.78               0.16                1.00               1.16
            12/31/99                  18.24               0.19               (0.38)             (0.19)
            12/31/98                  16.82               0.16                1.94               2.10
----------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND

            06/30/03                   5.67               0.01                0.69               0.70
            12/31/02                   7.46               0.05               (1.80)             (1.75)
            12/31/01                   9.47               0.19               (1.69)             (1.50)
       01/06(a)-12/31/00              10.00               0.05               (0.58)             (0.53)
----------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I

            06/30/03                   8.44              (0.02)               0.95               0.93
            12/31/02                  10.45               0.06               (1.97)             (1.91)
            12/31/01                  12.86               0.02               (1.38)             (1.36)
            12/31/00                  14.69              (0.10)              (1.28)             (1.38)
            12/31/99                  10.88              (0.15)               4.00               3.85
       04/08(a)-12/31/98              10.00               0.27                0.61               0.88
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03                     $     -          $     -            $ -              $ 14.41
            12/31/02                           -                -              -                13.04
            12/31/01                           -                -              -                17.18
            12/31/00                           -            (0.46)             -                22.91
            12/31/99                           -            (1.15)             -                28.45
            12/31/98                       (0.01)           (0.03)             -                22.88
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                           -                -              -                 8.06
            12/31/02                       (0.08)               -              -                 7.59
            12/31/01                       (0.07)           (0.02)             -                 9.66
            12/31/00                       (0.01)           (2.14)             -                12.23
            12/31/99                       (0.16)           (1.04)             -                16.79
            12/31/98                       (0.19)           (0.02)             -                13.62
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                           -                -              -                 5.89
            12/31/02                           -                -              -                 5.11
            12/31/01                           -                -              -                 7.23
       05/01(a)-12/31/00                       -                -              -                 9.90
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                           -                -              -                14.46
            12/31/02                       (0.16)               -              -                13.06
            12/31/01                       (0.16)               -              -                16.50
            12/31/00                       (0.16)               -              -                17.78
            12/31/99                       (0.20)           (1.07)             -                16.78
            12/31/98                       (0.16)           (0.52)             -                18.24
----------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND

            06/30/03                           -                -              -                 6.37
            12/31/02                       (0.04)               -              -                 5.67
            12/31/01                       (0.16)           (0.35)             -                 7.46
       01/06(a)-12/31/00                       -                -              -                 9.47
----------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I

            06/30/03                           -                -              -                 9.37
            12/31/02                       (0.10)               -              -                 8.44
            12/31/01                       (0.35)           (0.70)             -                10.45
            12/31/00                       (0.17)           (0.28)             -                12.86
            12/31/99                       (0.04)               -              -                14.69
       04/08(a)-12/31/98                       -                -              -                10.88
----------------------------------------------------------------------------------------------------------





                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03                          10.51 %    $ 155,716         35.85%            1.00 %
            12/31/02                         (24.10)       153,303        123.47             0.99
            12/31/01                         (25.01)       282,049         91.77             0.96
            12/31/00                         (17.85)       497,299         77.67             0.94
            12/31/99                          29.41        454,393         74.67             0.97
            12/31/98                          34.93        182,097         70.55             1.01
-----------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                           6.19         81,447         68.25             1.22
            12/31/02                         (20.58)        78,272        134.52             1.18
            12/31/01                         (20.29)       103,972         66.42             1.17
            12/31/00                         (13.99)       126,816        138.12             1.17
            12/31/99                          32.11        105,034         26.19             1.18
            12/31/98                          14.43         70,927         16.39             1.23
-----------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                          15.26         21,743         56.79             1.05
            12/31/02                         (29.32)        18,647        116.70             1.05
            12/31/01                         (26.97)        29,541        211.61             1.05
       05/01(a)-12/31/00                      (1.00)        46,122         58.67             1.05
-----------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                          10.72        273,473         29.97             0.98
            12/31/02                         (19.87)       256,100         62.19             0.98
            12/31/01                          (6.32)       347,246         82.54             0.96
            12/31/00                           6.96        422,750         86.43             0.96
            12/31/99                          (1.04)       319,454         72.23             0.98
            12/31/98                          12.48        195,936         77.80             1.01
-----------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND

            06/30/03                          12.35         11,236          5.35             0.20
            12/31/02                         (23.49)        11,720         22.34             0.20
            12/31/01                         (15.86)        18,387         56.62             0.20
       01/06(a)-12/31/00                      (5.30)        18,897         12.75             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I

            06/30/03                          11.02        119,600          2.89             0.20
            12/31/02                         (18.26)        97,110         37.53             0.20
            12/31/01                         (10.58)       107,519         67.65             0.20
            12/31/00                          (9.37)        95,075         24.94             0.20
            12/31/99                          35.38         41,329         26.50             0.20
       04/08(a)-12/31/98                       8.80          4,425        126.18             0.20
-----------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03                   0.59 %           1.12 %               0.47 %
            12/31/02                   0.23             1.05                 0.17
            12/31/01                  (0.07)            0.99                (0.10)
            12/31/00                  (0.22)            0.95                (0.23)
            12/31/99                  (0.21)             n/a                  n/a
            12/31/98                  (0.07)            1.01                (0.07)
--------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                   2.30             1.27                 2.25
            12/31/02                   0.83             1.21                 0.80
            12/31/01                   0.76             1.18                 0.75
            12/31/00                   0.44              n/a                  n/a
            12/31/99                   0.63              n/a                  n/a
            12/31/98                   0.88             1.28                 0.83
--------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                  (0.58)            1.12                (0.65)
            12/31/02                  (0.62)            1.10                (0.67)
            12/31/01                  (0.46)            1.09                (0.50)
       05/01(a)-12/31/00              (0.09)            1.06                (0.10)
--------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                   1.26             1.05                 1.19
            12/31/02                   1.06             1.01                 1.03
            12/31/01                   0.89             0.99                 0.86
            12/31/00                   1.05             0.97                 1.04
            12/31/99                   1.19              n/a                  n/a
            12/31/98                   1.06             1.01                 1.06
--------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND

            06/30/03                  (0.20)             n/a                  n/a
            12/31/02                   0.22              n/a                  n/a
            12/31/01                   0.42              n/a                  n/a
       01/06(a)-12/31/00               0.99              n/a                  n/a
--------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I

            06/30/03                  (0.20)             n/a                  n/a
            12/31/02                   0.77              n/a                  n/a
            12/31/01                   1.16              n/a                  n/a
            12/31/00                   1.62              n/a                  n/a
            12/31/99                   1.22              n/a                  n/a
       04/08(a)-12/31/98               7.34              n/a                  n/a
--------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II

            06/30/03               $    6.96           $ 0.01             $  0.78             $ 0.79
            12/31/02                    8.99             0.08               (2.00)             (1.92)
            12/31/01                   11.36             0.07               (1.51)             (1.44)
            12/31/00                   12.92            (0.01)              (1.16)             (1.17)
            12/31/99                   10.05            (0.01)               2.89               2.88
       04/13(a)-12/31/98               10.00             0.10               (0.05)              0.05
----------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND

            06/30/03                    7.48             0.08                0.60               0.68
            12/31/02                    8.65             0.20               (1.25)             (1.05)
            12/31/01                    9.54             0.29               (0.92)             (0.63)
       01/26(a)-12/31/00               10.00             0.27               (0.73)             (0.46)
----------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I

            06/30/03                    9.48            (0.03)               0.80               0.77
            12/31/02                   10.54             0.10               (0.99)             (0.89)
            12/31/01                   11.83             0.08               (0.65)             (0.57)
            12/31/00                   12.45             0.11               (0.31)             (0.20)
            12/31/99                   10.47            (0.06)               2.10               2.04
       04/09(a)-12/31/98               10.00             0.38                0.09               0.47
----------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II

            06/30/03                    7.86                -                0.81               0.81
            12/31/02                    9.21             0.15               (1.32)             (1.17)
            12/31/01                   10.07             0.12               (0.83)             (0.71)
            12/31/00                   11.01             0.16               (0.80)             (0.64)
            12/31/99                    9.54             0.06                1.48               1.54
        04/13(a)-12/31/98              10.00             0.23               (0.69)             (0.46)
----------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND

            06/30/03                     8.66            0.04                0.74               0.78
       01/15(a)-12/31/02                10.00            0.07               (1.41)             (1.34)
----------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND

            06/30/03                     7.84               -                0.94               0.94
       01/15(a)-12/31/02                10.00            0.01               (2.17)             (2.16)
----------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND

            06/30/03                     8.25            0.03                0.85               0.88
       01/15(a)-12/31/02                10.00            0.05               (1.80)             (1.75)
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II

            06/30/03                      $    -            $    -           $  -              $  7.75
            12/31/02                       (0.11)                -              -                 6.96
            12/31/01                       (0.25)            (0.68)             -                 8.99
            12/31/00                       (0.14)            (0.25)             -                11.36
            12/31/99                       (0.01)                -              -                12.92
       04/13(a)-12/31/98                       -                 -              -                10.05
-----------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND

            06/30/03                           -                 -              -                 8.16
            12/31/02                       (0.12)                -              -                 7.48
            12/31/01                       (0.17)            (0.09)             -                 8.65
       01/26(a)-12/31/00                       -                 -              -                 9.54
-----------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I

            06/30/03                           -                 -              -                10.25
            12/31/02                       (0.17)                -              -                 9.48
            12/31/01                       (0.34)            (0.38)             -                10.54
            12/31/00                       (0.23)            (0.19)             -                11.83
            12/31/99                       (0.06)                -              -                12.45
       04/09(a)-12/31/98                       -                 -              -                10.47
-----------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II

            06/30/03                           -                 -              -                 8.67
            12/31/02                       (0.18)                -              -                 7.86
            12/31/01                       (0.15)                -              -                 9.21
            12/31/00                       (0.30)                -              -                10.07
            12/31/99                       (0.07)                -              -                11.01
        04/13(a)-12/31/98                      -                 -              -                 9.54
-----------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND

            06/30/03                           -                 -              -                 9.44
       01/15(a)-12/31/02                       -                 -              -                 8.66
-----------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND

            06/30/03                           -                 -              -                 8.78
       01/15(a)-12/31/02                       -                 -              -                 7.84
-----------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND

            06/30/03                           -                 -              -                 9.13
       01/15(a)-12/31/02                       -                 -              -                 8.25
-----------------------------------------------------------------------------------------------------------





                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II

            06/30/03                          11.35 %     $ 3,618           3.63%            0.20 %
            12/31/02                         (21.37)        3,973          47.43             0.20
            12/31/01                         (12.75)        5,978          57.39             0.20
            12/31/00                          (9.04)        6,257          42.75             0.20
            12/31/99                          28.66         3,379          72.67             0.20
       04/13(a)-12/31/98                       0.50           267         165.71             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND

            06/30/03                           9.09        14,447           5.14             0.20
            12/31/02                         (12.16)       14,157          26.25             0.20
            12/31/01                          (6.60)       15,495          49.04             0.20
       01/26(a)-12/31/00                      (4.60)        8,737          18.17             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I

            06/30/03                           8.12       297,607           1.11             0.20
            12/31/02                          (8.48)      227,833          31.43             0.20
            12/31/01                          (4.78)      187,495          49.46             0.20
            12/31/00                          (1.55)      139,701          25.30             0.20
            12/31/99                          19.52        72,998          12.96             0.20
       04/09(a)-12/31/98                       4.70        10,026          36.08             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II

            06/30/03                          10.31       13,068           10.16             0.20
            12/31/02                         (12.74)      12,596           38.86             0.20
            12/31/01                          (7.00)      13,202           66.63             0.20
            12/31/00                          (5.77)       9,867           25.52             0.20
            12/31/99                          16.14        6,513           55.32             0.20
        04/13(a)-12/31/98                     (4.60)       1,701          369.99             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND

            06/30/03                           9.01       23,805            2.45             0.20
       01/15(a)-12/31/02                     (13.40)      14,213           26.04             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND

            06/30/03                          11.99        3,453           12.41             0.20
       01/15(a)-12/31/02                     (21.60)       1,969           46.56             0.20
-----------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND

            06/30/03                          10.67       6,296             9.64             0.20
       01/15(a)-12/31/02                     (17.50)      4,460            18.99             0.20
-----------------------------------------------------------------------------------------------------





                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II

            06/30/03                   (0.20)%          n/a %              n/a %
            12/31/02                    0.74            n/a                n/a
            12/31/01                    1.04            n/a                n/a
            12/31/00                    1.53            n/a                n/a
            12/31/99                    1.26            n/a                n/a
       04/13(a)-12/31/98                2.19            n/a                n/a
-----------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND

            06/30/03                   (0.12)           n/a                n/a
            12/31/02                    1.04            n/a                n/a
            12/31/01                    1.78            n/a                n/a
       01/26(a)-12/31/00                4.79            n/a                n/a
-----------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I

            06/30/03                   (0.15)           n/a                n/a
            12/31/02                    1.75            n/a                n/a
            12/31/01                    2.42            n/a                n/a
            12/31/00                    3.53            n/a                n/a
            12/31/99                    3.97            n/a                n/a
       04/09(a)-12/31/98               14.15            n/a                n/a
-----------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II

            06/30/03                   (0.20)           n/a                n/a
            12/31/02                    2.02            n/a                n/a
            12/31/01                    2.47            n/a                n/a
            12/31/00                    3.03            n/a                n/a
            12/31/99                    3.31            n/a                n/a
        04/13(a)-12/31/98               2.29            n/a                n/a
-----------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND

            06/30/03                   (0.15)           n/a                n/a
       01/15(a)-12/31/02                1.87            n/a                n/a
-----------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND

            06/30/03                   (0.20)           n/a                n/a
       01/15(a)-12/31/02                0.25            n/a                n/a
-----------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND

            06/30/03                   (0.20)           n/a                n/a
       01/15(a)-12/31/02                1.30            n/a                n/a
-----------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I

            06/30/03               $   7.35           $ (0.01)            $  0.86             $ 0.85
            12/31/02                   9.58                 -               (2.22)             (2.22)
            12/31/01                  12.59             (0.05)              (1.67)             (1.72)
            12/31/00                  15.56             (0.21)              (2.17)             (2.38)
            12/31/99                  10.75             (0.16)               5.02               4.86
       04/15(a)-12/31/98              10.00              0.21                0.54               0.75
----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II

            06/30/03                   6.99             (0.01)               0.82               0.81
            12/31/02                   9.86              0.01               (2.50)             (2.49)
            12/31/01                  12.46              0.02               (1.62)             (1.60)
            12/31/00                  14.44             (0.17)              (1.45)             (1.62)
            12/31/99                  10.36             (0.05)               4.15               4.10
       04/13(a)-12/31/98              10.00              0.07                0.29               0.36
----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I

            06/30/03                   7.45             (0.01)               0.87               0.86
            12/31/02                   9.73                 -               (2.27)             (2.27)
            12/31/01                  12.59             (0.06)              (1.73)             (1.79)
            12/31/00                  15.21             (0.18)              (1.96)             (2.14)
            12/31/99                  10.64             (0.18)               4.77               4.59
       04/13(a)-12/31/98              10.00              0.21                0.43               0.64
----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II

            06/30/03                   6.63             (0.01)               0.76               0.75
            12/31/02                   9.33              0.01               (2.44)             (2.43)
            12/31/01                  11.89              0.02               (1.72)             (1.70)
            12/31/00                  13.67             (0.11)              (1.31)             (1.42)
            12/31/99                  10.04             (0.05)               3.69               3.64
       04/13(a)-12/31/98              10.00              0.08               (0.04)              0.04
----------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND

            06/30/03                   6.54              0.05                0.69               0.74
            12/31/02                   8.03              0.14               (1.54)             (1.40)
            12/31/01                   9.19              0.27               (1.12)             (0.85)
       01/13(a)-12/31/00              10.00              0.17               (0.98)             (0.81)
----------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I

            06/30/03                   9.25             (0.02)               0.87               0.85
            12/31/02                  10.70              0.08               (1.41)             (1.33)
            12/31/01                  12.37              0.01               (0.92)             (0.91)
            12/31/00                  13.42              0.03               (0.62)             (0.59)
            12/31/99                  10.63             (0.11)               2.95               2.84
       04/08(a)-12/31/98              10.00              0.36                0.27               0.63
----------------------------------------------------------------------------------------------------------



                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FU

            06/30/03                      $     -          $     -            $ -              $  8.20
            12/31/02                        (0.01)               -              -                 7.35
            12/31/01                        (0.31)           (0.98)             -                 9.58
            12/31/00                        (0.17)           (0.42)             -                12.59
            12/31/99                        (0.05)               -              -                15.56
       04/15(a)-12/31/98                        -                -              -                10.75
-----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FU

            06/30/03                            -                -              -                 7.80
            12/31/02                        (0.01)           (0.37)             -                 6.99
            12/31/01                        (0.28)           (0.72)             -                 9.86
            12/31/00                        (0.07)           (0.29)             -                12.46
            12/31/99                        (0.02)               -              -                14.44
       04/13(a)-12/31/98                        -                -              -                10.36
-----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I

            06/30/03                            -                -              -                 8.31
            12/31/02                        (0.01)               -              -                 7.45
            12/31/01                        (0.26)           (0.81)             -                 9.73
            12/31/00                        (0.15)           (0.33)             -                12.59
            12/31/99                        (0.02)               -              -                15.21
       04/13(a)-12/31/98                        -                -              -                10.64
-----------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II

            06/30/03                            -                -              -                 7.38
            12/31/02                        (0.02)           (0.25)             -                 6.63
            12/31/01                        (0.24)           (0.62)             -                 9.33
            12/31/00                        (0.10)           (0.26)             -                11.89
            12/31/99                        (0.01)               -              -                13.67
       04/13(a)-12/31/98                        -                -              -                10.04
-----------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND

            06/30/03                            -                -              -                 7.28
            12/31/02                        (0.09)               -              -                 6.54
            12/31/01                        (0.16)           (0.15)             -                 8.03
       01/13(a)-12/31/00                        -                -              -                 9.19
-----------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I

            06/30/03                            -                -              -                10.10
            12/31/02                        (0.12)               -              -                 9.25
            12/31/01                        (0.32)           (0.44)             -                10.70
            12/31/00                        (0.21)           (0.25)             -                12.37
            12/31/99                        (0.05)               -              -                13.42
       04/08(a)-12/31/98                        -                -              -                10.63
-----------------------------------------------------------------------------------------------------------





                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I

            06/30/03                           11.56 %     $ 38,436         4.87%            0.20 %
            12/31/02                          (23.21)        31,372        41.22             0.20
            12/31/01                          (13.69)        41,038        75.09             0.20
            12/31/00                          (15.27)        40,471        28.62             0.20
            12/31/99                           45.25         18,680        41.60             0.20
       04/15(a)-12/31/98                        7.50          3,238        67.88             0.20
------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II

            06/30/03                           11.59          1,310         3.81             0.20
            12/31/02                          (25.19)         1,510        22.62             0.20
            12/31/01                          (12.85)         2,825        53.36             0.20
            12/31/00                          (11.18)         3,475        17.61             0.20
            12/31/99                           39.61            946       202.45             0.20
       04/13(a)-12/31/98                        3.60            224       157.21             0.20
------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I

            06/30/03                           11.54        120,317         7.57             0.20
            12/31/02                          (23.34)       105,130        36.47             0.20
            12/31/01                          (14.31)       145,413        76.59             0.20
            12/31/00                          (14.06)       135,523        28.83             0.20
            12/31/99                           43.19         60,879        34.62             0.20
       04/13(a)-12/31/98                        6.40          5,035        72.69             0.20
------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II

            06/30/03                           11.31          5,609         4.13             0.20
            12/31/02                          (26.08)         5,447        36.35             0.20
            12/31/01                          (14.38)         9,472        74.49             0.20
            12/31/00                          (10.35)        11,243        18.49             0.20
            12/31/99                           36.29          4,733        59.07             0.20
       04/13(a)-12/31/98                        0.40            600       121.14             0.20
------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND

            06/30/03                           11.32         25,769         6.06             0.20
            12/31/02                          (17.37)        25,504        33.35             0.20
            12/31/01                           (9.32)        34,317        40.65             0.20
       01/13(a)-12/31/00                       (8.10)        21,489        14.96             0.20
------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I

            06/30/03                            9.19       426,325          1.94             0.20
            12/31/02                          (12.40)      331,543         32.67             0.20
            12/31/01                           (7.34)      298,741         59.64             0.20
            12/31/00                           (4.35)      222,052         19.23             0.20
            12/31/99                           26.74       110,608         17.15             0.20
       04/08(a)-12/31/98                        6.30        12,612         57.96             0.20
------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I

            06/30/03                   (0.20)%             n/a %              n/a %
            12/31/02                    0.00               n/a                n/a
            12/31/01                    0.06               n/a                n/a
            12/31/00                    0.56               n/a                n/a
            12/31/99                   (0.09)              n/a                n/a
       04/15(a)-12/31/98                7.01               n/a                n/a
-------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II

            06/30/03                   (0.20)              n/a                n/a
            12/31/02                    0.04               n/a                n/a
            12/31/01                    0.08               n/a                n/a
            12/31/00                    0.71               n/a                n/a
            12/31/99                    0.00               n/a                n/a
       04/13(a)-12/31/98                1.22               n/a                n/a
-------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I

            06/30/03                    (0.20)             n/a                n/a
            12/31/02                     0.02              n/a                n/a
            12/31/01                     0.09              n/a                n/a
            12/31/00                     0.52              n/a                n/a
            12/31/99                    (0.01)             n/a                n/a
       04/13(a)-12/31/98                 6.93              n/a                n/a
-------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II

            06/30/03                    (0.20)             n/a                n/a
            12/31/02                     0.11              n/a                n/a
            12/31/01                     0.13              n/a                n/a
            12/31/00                     0.62              n/a                n/a
            12/31/99                     0.20              n/a                n/a
       04/13(a)-12/31/98                 1.82              n/a                n/a
-------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND

            06/30/03                    (0.20)             n/a                n/a
            12/31/02                     0.62              n/a                n/a
            12/31/01                     1.29              n/a                n/a
       01/13(a)-12/31/00                 3.68              n/a                n/a
-------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I

            06/30/03                    (0.17)             n/a                n/a
            12/31/02                     1.26              n/a                n/a
            12/31/01                     1.66              n/a                n/a
            12/31/00                     2.61              n/a                n/a
            12/31/99                     2.99              n/a                n/a
       04/08(a)-12/31/98                13.74              n/a                n/a
-------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II

            06/30/03               $    7.85          $ (0.01)            $  0.85             $ 0.84
            12/31/02                    9.44             0.11               (1.57)             (1.46)
            12/31/01                   11.22             0.11               (1.18)             (1.07)
            12/31/00                   12.49             0.06               (0.88)             (0.82)
            12/31/99                   10.22             0.05                2.28               2.33
       04/13(a)-12/31/98               10.00             0.17                0.05               0.22
----------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I

            06/30/03                    7.62            (0.01)               0.91               0.90
            12/31/02                    9.93                -               (2.30)             (2.30)
            12/31/01                   13.08            (0.04)              (1.76)             (1.80)
            12/31/00                   16.61            (0.29)              (2.56)             (2.85)
            12/31/99                   11.19            (0.21)               5.68               5.47
       04/01(a)-12/31/98               10.00             0.24                0.95               1.19
----------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II

            06/30/03                    7.08            (0.01)               0.84               0.83
            12/31/02                    9.49                -               (2.40)             (2.40)
            12/31/01                   12.45             0.07               (1.56)             (1.49)
            12/31/00                   15.37            (0.07)              (1.91)             (1.98)
            12/31/99                   10.80            (0.07)               4.65               4.58
       04/13(a)-12/31/98               10.00             0.07                0.73               0.80
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND

            06/30/03                    9.55             0.08                0.72               0.80
            12/31/02                   10.30             0.02               (0.77)             (0.75)
            12/31/01                   10.58             0.21               (0.26)             (0.05)
            12/31/00                   10.11             0.36                0.46               0.82
            12/31/99                   10.38             0.28               (0.27)              0.01
       03/02(a)-12/31/98               10.00             0.21                0.38               0.59
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                   10.63             0.27                0.80               1.07
            12/31/02                   10.41             0.65                0.22               0.87
            12/31/01                   10.37             0.68                0.01               0.69
            12/31/00                   10.25             0.68                0.06               0.74
            12/31/99                   10.67             0.62               (0.42)              0.20
            12/31/98                   11.12             0.72               (0.45)              0.27
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II

            06/30/03                     $     -           $     -            $ -              $  8.69
            12/31/02                       (0.13)                -              -                 7.85
            12/31/01                       (0.28)            (0.43)             -                 9.44
            12/31/00                       (0.17)            (0.28)             -                11.22
            12/31/99                       (0.06)                -              -                12.49
       04/13(a)-12/31/98                       -                 -              -                10.22
--------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I

            06/30/03                           -                 -              -                 8.52
            12/31/02                       (0.01)                -              -                 7.62
            12/31/01                       (0.28)            (1.07)             -                 9.93
            12/31/00                       (0.18)            (0.50)             -                13.08
            12/31/99                       (0.04)            (0.01)             -                16.61
       04/01(a)-12/31/98                       -                 -              -                11.19
--------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II

            06/30/03                           -                 -              -                 7.91
            12/31/02                       (0.01)                -              -                 7.08
            12/31/01                       (0.36)            (1.11)             -                 9.49
            12/31/00                       (0.22)            (0.72)             -                12.45
            12/31/99                           -             (0.01)             -                15.37
       04/13(a)-12/31/98                       -                 -              -                10.80
--------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND

            06/30/03                           -                 -              -                10.35
            12/31/02                           -                 -              -                 9.55
            12/31/01                       (0.19)            (0.04)             -                10.30
            12/31/00                       (0.35)                -              -                10.58
            12/31/99                       (0.28)                -              -                10.11
       03/02(a)-12/31/98                   (0.21)                -              -                10.38
--------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                           -                 -              -                11.70
            12/31/02                       (0.65)                -              -                10.63
            12/31/01                       (0.65)                -              -                10.41
            12/31/00                       (0.62)                -              -                10.37
            12/31/99                       (0.62)                -              -                10.25
            12/31/98                       (0.72)                -              -                10.67
--------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II

            06/30/03                         10.70 %     $ 17,124           9.46%            0.20 %
            12/31/02                        (15.51)        16,473          41.52             0.20
            12/31/01                         (9.48)        17,900          62.10             0.20
            12/31/00                         (6.57)        17,884          18.92             0.20
            12/31/99                         22.77         10,450          38.38             0.20
       04/13(a)-12/31/98                      2.20          2,856         103.28             0.20
---------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I

            06/30/03                         11.81         46,394           7.72             0.20
            12/31/02                        (23.20)        42,128          39.74             0.20
            12/31/01                        (13.73)        58,358          92.20             0.20
            12/31/00                        (17.16)        57,841          29.95             0.20
            12/31/99                         48.86         23,588         141.89             0.20
       04/01(a)-12/31/98                     11.90          2,441         121.03             0.20
---------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II

            06/30/03                         11.72          1,995           3.57             0.20
            12/31/02                        (25.32)         1,898          26.06             0.20
            12/31/01                        (11.97)         3,159          57.87             0.20
            12/31/00                        (12.86)         4,395          21.22             0.20
            12/31/99                         42.42          3,122         145.99             0.20
       04/13(a)-12/31/98                      8.00            155         208.66             0.20
---------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND

            06/30/03                         8.38          16,956          17.23             0.90
            12/31/02                        (7.28)         15,453          29.32             0.90
            12/31/01                        (0.52)         18,097          46.03             0.93 (e)
            12/31/00                         8.20          12,597          26.67             0.90
            12/31/99                         0.09           7,517          59.53             0.90
       03/02(a)-12/31/98                     5.91           3,297         128.41             0.95
---------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                        10.07         163,699          41.42             0.95
            12/31/02                         8.38         125,881          83.34             0.95
            12/31/01                         6.71         123,310          86.36             0.98 (f)
            12/31/00                         7.28         116,654          93.13             0.95
            12/31/99                         1.87          81,061          98.01             0.95
            12/31/98                         2.46          48,167         261.87             1.00
---------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II

            06/30/03                   (0.20)%            n/a %              n/a %
            12/31/02                    1.38              n/a                n/a
            12/31/01                    1.46              n/a                n/a
            12/31/00                    2.15              n/a                n/a
            12/31/99                    2.15              n/a                n/a
       04/13(a)-12/31/98                4.09              n/a                n/a
------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I

            06/30/03                   (0.20)             n/a                n/a
            12/31/02                   (0.04)             n/a                n/a
            12/31/01                    0.07              n/a                n/a
            12/31/00                    0.54              n/a                n/a
            12/31/99                   (0.13)             n/a                n/a
       04/01(a)-12/31/98                5.73              n/a                n/a
------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II

            06/30/03                   (0.20)             n/a                n/a
            12/31/02                    0.02              n/a                n/a
            12/31/01                    0.05              n/a                n/a
            12/31/00                    0.59              n/a                n/a
            12/31/99                   (0.07)             n/a                n/a
       04/13(a)-12/31/98                0.91              n/a                n/a
------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND

            06/30/03                    1.84              n/a                n/a
            12/31/02                    2.05              n/a                n/a
            12/31/01                    2.46              n/a                n/a
            12/31/00                    3.91              n/a                n/a
            12/31/99                    3.54              n/a                n/a
       03/02(a)-12/31/98                3.49              n/a                n/a
------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                    5.36              n/a                n/a
            12/31/02                    6.22              n/a                n/a
            12/31/01                    6.46              n/a                n/a
            12/31/00                    7.42              n/a                n/a
            12/31/99                    7.22              n/a                n/a
            12/31/98                    7.05             1.01               7.04
------------------------------------------------------------------------------------------------



(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%
(f)  The ratio of net operating expenses was 0.95%

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND

            06/30/03               $    6.98           $ 0.30             $  0.73             $ 1.03
            12/31/02                    7.42             0.87               (0.44)              0.43
            12/31/01                    7.67             0.65               (0.24)              0.41
            12/31/00                    8.71             0.64               (1.05)             (0.41)
            12/31/99                    9.59             0.71               (0.88)             (0.17)
       03/02(a)-12/31/98               10.00             0.54               (0.41)              0.13
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                   11.89             0.20                0.22               0.42
            12/31/02                   11.17             0.42                0.86               1.28
            12/31/01                   10.96             0.50                0.25               0.75
            12/31/00                   10.36             0.60                0.59               1.19
            12/31/99                   11.15             0.51               (0.79)             (0.28)
            12/31/98                   10.69             0.41                0.60               1.01
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                   12.85             0.01                1.80               1.81
            12/31/02                   16.78             0.01               (3.92)             (3.91)
            12/31/01                   18.74             0.02               (1.94)             (1.92)
            12/31/00                   21.70                -               (0.11)             (0.11)
            12/31/99                   19.06             0.03                4.12               4.15
            12/31/98                   15.62             0.05                4.29               4.34
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                   18.05            (0.06)               3.35               3.29
            12/31/02                   23.12            (0.15)              (4.92)             (5.07)
            12/31/01                   23.47            (0.13)              (0.22)             (0.35)
            12/31/00                   23.71            (0.04)               1.67               1.63
            12/31/99                   20.43            (0.05)               4.93               4.88
            12/31/98                   17.37            (0.07)               3.80               3.73
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                    9.22             0.12                0.74               0.86
            12/31/02                   11.11             0.09               (1.96)             (1.87)
            12/31/01                   11.14             0.08                0.01               0.09
       05/01(a)-12/31/00               10.00             0.09                1.16               1.25
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND

            06/30/03                    $       -           $     -            $ -              $  8.01
            12/31/02                        (0.87)                -              -                 6.98
            12/31/01                        (0.66)                -              -                 7.42
            12/31/00                        (0.63)                -              -                 7.67
            12/31/99                        (0.71)                -              -                 8.71
       03/02(a)-12/31/98                    (0.54)                -              -                 9.59
-------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                            -                 -              -                12.31
            12/31/02                        (0.42)            (0.14)             -                11.89
            12/31/01                        (0.49)            (0.05)             -                11.17
            12/31/00                        (0.59)                -              -                10.96
            12/31/99                        (0.51)                -              -                10.36
            12/31/98                        (0.41)            (0.14)             -                11.15
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                            -                 -              -                14.66
            12/31/02                        (0.02)                -              -                12.85
            12/31/01                            -             (0.04)             -                16.78
            12/31/00                        (0.01)            (2.84)             -                18.74
            12/31/99                        (0.03)            (1.48)             -                21.70
            12/31/98                        (0.06)            (0.84)             -                19.06
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                            -                 -              -                21.34
            12/31/02                            -                 -              -                18.05
            12/31/01                            -                 -              -                23.12
            12/31/00                            -             (1.87)             -                23.47
            12/31/99                            -             (1.60)             -                23.71
            12/31/98                            -             (0.67)             -                20.43
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                            -                 -              -                10.08
            12/31/02                            -             (0.02)             -                 9.22
            12/31/01                        (0.08)            (0.04)             -                11.11
       05/01(a)-12/31/00                    (0.09)            (0.02)             -                11.14
-------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND

            06/30/03                        14.76 %     $ 23,208           20.46%            0.90 %
            12/31/02                         5.76         17,079           77.04             0.90
            12/31/01                         5.33         20,220           48.73             0.90
            12/31/00                        (4.67)        16,437           35.52             0.90
            12/31/99                        (1.76)        10,690           31.39             0.90
       03/02(a)-12/31/98                     1.32          7,388           37.45             0.95
---------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                         3.53        312,084            4.82             0.78
            12/31/02                        11.47        304,265           35.72             0.78
            12/31/01                         6.92        226,275           69.10             0.82 (e)
            12/31/00                        11.50        138,122           49.09             0.80
            12/31/99                        (2.50)       106,329          122.72             0.80
            12/31/98                         9.40         63,785          429.70             1.28 (f)
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                        14.09        366,055           20.40             0.93
            12/31/02                       (23.33)       316,367           46.16             0.92
            12/31/01                       (10.23)       474,105           63.38             0.92
            12/31/00                        (0.34)       411,855           77.19             0.92
            12/31/99                        21.77        351,338           61.45             0.93
            12/31/98                        27.78        216,599           54.93             0.95
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                        18.23        291,745           21.14             1.03
            12/31/02                       (21.93)       248,327           42.22             1.03
            12/31/01                        (1.49)       366,028           44.26             1.02
            12/31/00                         7.16        419,796           47.90             1.02
            12/31/99                        24.01        286,502           56.68             1.03
            12/31/98                        21.49        189,636           50.92             1.04
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                         9.33        268,883           11.49             1.00
            12/31/02                       (16.84)       220,106           38.21             1.00
            12/31/01                         0.78        216,408           42.29             1.00
       05/01(a)-12/31/00                    12.54         26,446           44.84             1.00
---------------------------------------------------------------------------------------------------------





                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND

            06/30/03                   8.79 %              n/a %              n/a %
            12/31/02                   8.88                n/a                n/a
            12/31/01                   8.54                n/a                n/a
            12/31/00                   9.17                n/a                n/a
            12/31/99                   8.74                n/a                n/a
       03/02(a)-12/31/98               7.80               1.39               7.36
--------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                   3.28                n/a                n/a
            12/31/02                   4.26                n/a                n/a
            12/31/01                   5.09                n/a                n/a
            12/31/00                   6.06                n/a                n/a
            12/31/99                   5.45                n/a                n/a
            12/31/98                   5.33               1.29               5.32
--------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                   0.18               0.95               0.16
            12/31/02                   0.06               0.94               0.04
            12/31/01                   0.12               0.92               0.12
            12/31/00                   0.03               0.92               0.02
            12/31/99                   0.16                n/a                n/a
            12/31/98                   0.38               0.95               0.38
--------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                   0.67               1.05               0.65
            12/31/02                  (0.67)              1.04              (0.68)
            12/31/01                  (0.56)              1.03              (0.57)
            12/31/00                  (0.20)               n/a                n/a
            12/31/99                  (0.28)               n/a                n/a
            12/31/98                  (0.37)              1.04              (0.37)
--------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                   1.10               1.02               1.08
            12/31/02                   0.97               1.02               0.95
            12/31/01                   0.93               1.02               0.91
       05/01(a)-12/31/00               1.47               1.01               1.46
--------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.79%
(f)  The ratio of net operating expenses was 0.85%

                     See Notes to the Financial Statements.


--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                        Notes to the Financial Statements
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in fifty-seven (57) separate funds (the "Funds"), each with its own investment objective. AIM/JNL Large Cap Growth Fund, AIM/JNL Premier Equity II Fund and AIM/JNL Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; Alger/JNL Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; Alliance Capital/JNL Growth Fund, for which Alliance Capital Management L.P. serves as the sub-adviser; Eagle/JNL Core Equity Fund and Eagle/JNL SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund and Janus/JNL Growth & Income Fund, for which Janus Capital Management, LLC serves as the sub-adviser; JPMorgan/JNL Enhanced S&P 500 Stock Index Fund and JPMorgan/JNL International Value Fund, for which JPMorgan Investment Management Inc. serves as the sub-adviser; Mellon Capital Management/JNL Bond Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL S&P 500 Index Fund, and Mellon Capital Management/JNL Small Cap Index Fund, for which Mellon Capital Management Corp. serves as the sub-adviser; Oppenheimer/JNL Global Growth Fund and Oppenheimer/JNL Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; PIMCO/JNL Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund and the PPM America/JNL Value Fund, for which PPM America Inc. serves as sub-adviser; Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund and Putnam/JNL Value Equity Fund, for which Putnam Investment Management LLC serves as the sub-adviser; Lazard/JNL Mid Cap Value Fund and Lazard/JNL Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; S&P/JNL Aggressive Growth Fund, S&P/JNL Aggressive Growth Fund I, S&P/JNL Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Conservative Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 50 Fund, and S&P/JNL Core Index 75 Fund, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Growth Fund II, S&P/JNL Moderate Growth Fund, S&P/JNL Moderate Growth Fund I, S&P/JNL Moderate Growth Fund II, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund II, (collectively the "S&P/JNL Funds") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser; Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund and Salomon Brothers/JNL U.S. Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser, and T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund and T. Rowe Price/JNL Value Fund, for which T. Rowe Price Associates, Inc. serves as the sub-adviser. The S&P/JNL Funds have a fund of fund structure which invests in other affiliated underlying funds.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Fund of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity policies. Shares are also sold to qualified plans.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. When quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Fund, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The S&P/JNL Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured. Realized gains and losses are determined on the specific identification basis. Foreign Currency Translations -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

OPTIONS TRANSACTIONS -- A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

FUTURES CONTRACTS -- A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

DOLLAR ROLL TRANSACTIONS -- A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

REVERSE REPURCHASE AGREEMENTS -- A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold. Securities Loaned -- The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Advisor. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/JNL Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. Each Fund paid JNAM L.L.C. an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C.


                                      $0    $25     $50   $100    $150   $200    $250    $300   $350    $500   $750     Over
                                      to     to      to     to      to     to     to       to    to       to    to
(M - Millions; B - Billions)        $25 M   $50 M  $100 M $150 M  $200 M $250 M  $300 M  $350 M $500 M  $750 M  $1.5 B $1.5 B
----------------------------        -----   -----  ------ ------  ------ ------  ------  ------ ------  ------  ------ ------
AIM/JNL Large Cap Growth Fund       1.00%   1.00%   1.00%  1.00%   1.00%  1.00%   1.00%    .95%   .95%    .95%  .95%     .95%
AIM/JNL Premier Equity II Fund       .95     .95     .95    .95     .95    .95     .95     .90    .90     .90   .90      .90
AIM/JNL Small Cap Growth Fund       1.05    1.05    1.05   1.05    1.05   1.05    1.05    1.00   1.00    1.00  1.00     1.00
Alger/JNL Growth Fund                .975    .975    .975   .975    .975   .975    .975    .95    .95     .90   .90      .90
Alliance Capital/JNL Growth Fund     .775    .775    .775   .775    .775   .775    .70     .70    .70     .70   .70      .70
Eagle/JNL Core Equity Fund           .90     .90     .85    .85     .85    .85     .85     .75    .75     .75   .75      .75
Eagle/JNL SmallCap Equity Fund       .95     .95     .95    .95     .90    .90     .90     .90    .90     .85   .85      .85
Janus/JNL Aggressive Growth Fund     .95     .95     .95    .95     .90    .90     .85     .85    .85     .85   .80      .75
Janus/JNL Balanced Fund              .95     .95     .95    .95     .95    .95     .90     .90    .90     .90   .85      .80
Janus/JNL Capital Growth Fund        .95     .95     .95    .95     .90    .90     .85     .85    .85     .85   .80      .75
Janus/JNL Global Equities Fund      1.00    1.00    1.00   1.00     .95    .95     .95     .90    .90     .90   .90      .90
Janus/JNL Growth & Income Fund       .95     .95     .95    .95     .95    .95     .90     .90    .90     .90   .85      .80
JPMorgan/JNL Enhanced S&P 500
    Stock Index Fund                 .80     .75     .75    .75     .75    .75     .75     .75    .75     .75   .75      .75
JPMorgan/JNL International Value
  Fund                               .975    .975    .95    .95     .95    .90     .90     .90    .85     .85   .85      .85
Lazard/JNL Mid Cap Value Fund        .975    .975    .975   .975    .925   .925    .925    .90    .90     .90   .90      .90
Lazard/JNL Small Cap Value Fund     1.05    1.05    1.00   1.00     .975   .975    .975    .925   .925    .925  .925     .925
Mellon Capital Management/JNL
   Bond Index Fund                   .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Mellon Capital Management/JNL
International Index Fund             .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Mellon Capital Management/JNL S&P
400 Mid Cap Index Fund               .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Mellon Capital Management/JNL S&P
500 Index Fund                       .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Mellon Capital Management/JNL
Small Cap Index Fund                 .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Oppenheimer/JNL Global Growth Fund   .90     .90     .90    .90     .90    .90     .90     .80    .80     .80    .80     .80
Oppenheimer/JNL Growth Fund          .90     .90     .90    .90     .90    .90     .90     .80    .80     .80    .80     .80
PIMCO/JNL Total Return Bond Fund     .70     .70     .70    .70     .70    .70     .70     .70    .70     .70    .70     .70
PPM America/JNL Balanced Fund        .75     .75     .70    .70     .675   .675    .675    .65    .65     .625   .625    .625
PPM America/JNL High Yield Bond
Fund                                 .75     .75     .70    .70     .675   .675    .675    .65    .65     .625   .625    .625
PPM America/JNL Money Market Fund    .60     .60     .60    .60     .575   .575    .575    .55    .55     .525   .525    .525
PPM America/JNL Value Fund           .75     .75     .75    .75     .75    .75     .75     .70    .70     .65    .65     .65
Putnam/JNL Equity Fund               .90     .90     .90    .90     .85    .85     .85     .80    .80     .80    .80     .80
Putnam/JNL International Equity
Fund                                1.10    1.10    1.05   1.05    1.00   1.00    1.00     .95    .95     .90    .90     .90
Putnam/JNL Midcap Growth Fund        .95     .95     .95    .95     .95    .95     .95     .90    .90     .90    .90     .90
Putnam/JNL Value Equity Fund         .90     .90     .90    .90     .85    .85     .85     .80    .80     .80    .80     .80
S&P/JNL Funds                        .15     .15     .15    .15     .15    .15     .15     .15    .15     .10    .10     .10
Salomon Brothers/JNL Balanced Fund   .80     .80     .75    .70     .70    .70     .70     .70    .70     .70    .70     .70
Salomon Brothers/JNL Global Bond
Fund                                 .85     .85     .85    .85     .80    .80     .80     .80    .80     .75    .75     .75
Salomon Brothers/JNL High Yield
   Bond  Fund                        .80     .80     .75    .70     .70    .70     .70     .70    .70     .70    .70     .70
Salomon Brothers/JNL U.S.
   Government & Quality Bond Fund    .70      .70    .70    .70     .65    .65     .65     .60    .60     .55    .55     .55
T. Rowe Price/JNL Established
Growth Fund                          .85     .85     .85    .85     .80    .80     .80     .80    .80     .80    .80     .80
T. Rowe Price/JNL Mid-Cap Growth
Fund                                 .95     .95     .95    .95     .90    .90     .90     .90    .90     .90    .90     .90
T. Rowe Price/JNL Value Fund         .90     .90     .90    .90     .90    .90     .90     .85    .85     .85    .85     .85


ADMINISTRATIVE FEE - The S&P/JNL Funds pay an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. All other Funds, except the Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund, pay JNAM L.L.C. an annual Administrative Fee of 0.10% of the average daily net assets of the Fund. The Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund pay JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. Effective March 1, 2003, the Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, and the Putnam/JNL International Equity Fund pay JNAM L.L.C. an annual Administration Fee of 0.15% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM L.L.C., at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. During the period ended June 30, 2003, Alger/JNL Growth Fund paid $425, in thousands, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

BROKERAGE ENHANCEMENT PLAN - Certain Funds have adopted a Brokerage Enhancement Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "12b-1 expenses" and a corresponding reduction "Fees paid indirectly". Net expenses of the Fund are unaffected by participating in the Plan.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended June 30, 2003 is as follows (in thousands):

                                                           Investment Securities         U.S. Government Obligations
                                                         Purchases         Sales          Purchases          Sales
                                                      ---------------- --------------- ---------------- ----------------
  AIM/JNL Large Cap Growth Fund                       $        17,334   $       9,308  $             -  $             -
  AIM/JNL Premier Equity II Fund                                6,634           4,745                -                -
  AIM/JNL Small Cap Growth Fund                                 5,068           1,686                -                -
  Alger/JNL Growth Fund                                       156,465         160,924                -                -
  Alliance Capital/JNL Growth Fund                             30,205          23,822                -                -
  Eagle/JNL Core Equity Fund                                   83,178          67,309                -                -
  Eagle/JNL SmallCap Equity Fund                               29,424          29,383                -                -
  Janus/JNL Aggressive Growth Fund                             91,541         106,708                -                -
  Janus/JNL Balanced Fund                                      25,745          17,276            6,576            6,855
  Janus/JNL Capital Growth Fund                                19,756          28,211                -                -
  Janus/JNL Global Equities Fund                               92,896         115.980                -                -
  Janus/JNL Growth & Income Fund                                2,739           2,293                -              369
  JPMorgan/JNL Enhanced S&P 500 Stock Index Fund               24,877          21,266              142                -
  JPMorgan/JNL International Value Fund                         5,275           3,554                -                -
  Lazard/JNL Mid Cap Value Fund                                50,885          40,021                -                -
  Lazard/JNL Small Cap Value Fund                              37,185          28,187                -                -
  Mellon Capital Management/JNL Bond Index Fund                 9,664           2,907           33,821           17,971
  Mellon Capital Management/JNL International Index Fund       12,985             636                -                -
  Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund     15,635             482                -                -
  Mellon Capital Management/JNL S&P 500 Index Fund             35,546             237                -                -
  Mellon Capital Management/JNL Small Cap Index Fund           13,783           4,226                -                -
  Oppenheimer/JNL Global Growth Fund                           21,849          13,252                -                -
  Oppenheimer/JNL Growth Fund                                  11,936           7,947                -                -
  PIMCO/JNL Total Return Bond Fund                            230,749         203,547          117,357          106,327
  PPM America/JNL Balanced Fund                                50,733          31,931           30,183           31,091
  PPM America/JNL High Yield Bond Fund                         76,601          32,885                -                -
  PPM America/JNL Value Fund                                    7,823           2,257                -                -
  Putnam/JNL Equity Fund                                       53,185          64,737                -                -
  Putnam/JNL International Equity Fund                         52,886          53,618                -                -
  Putnam/JNL Mid-Cap Growth Fund                               11,341          10,696                -                -
  Putnam/JNL Value Equity Fund                                 73,399          79,799                -                -
  S&P/JNL Aggressive  Growth Fund                                 591           2,377                -                -
  S&P/JNL Aggressive  Growth Fund I                            13,970           2,978                -                -
  S&P/JNL Aggressive  Growth Fund II                              138             889                -                -
  S&P/JNL Conservative Growth Fund                                747           1,704                -                -
  S&P/JNL Conservative Growth Fund I                           51,100           2,811                -                -
  S&P/JNL Conservative Growth Fund II                           1,270           2,037                -                -
  S&P/JNL Core Index 100 Fund                                   8,047             441                -                -
  S&P/JNL Core Index 50 Fund                                    1,461             314                -                -
  S&P/JNL Core Index 75 Fund                                    1,802             487                -                -
  S&P/JNL Equity Aggressive Growth Fund I                       4,764           1,621                -                -
  S&P/JNL Equity Aggressive Growth Fund II                         53             396                -                -
  S&P/JNL Equity Growth Fund I                                 10,789           8,012                -                -
  S&P/JNL Equity Growth Fund II                                   217             617                -                -
  S&P/JNL Moderate Growth Fund                                  1,498           3,786                -                -
  S&P/JNL Moderate Growth Fund I                               65,787           6,983                -                -
  S&P/JNL Moderate Growth Fund II                               1,528           2,506                -                -
  S&P/JNL Very Aggressive Growth Fund I                         3,245           3,902                -                -
  S&P/JNL Very Aggressive Growth Fund II                           66             178                -                -
  Salomon Brothers/JNL Balanced Fund                           12,407          11,615              475            1,254
  Salomon Brothers/JNL Global Bond Fund                       184,215         167,001            9,064            1,310
  Salomon Brothers/JNL High Yield Bond Fund                     7,375           4,345                -                -
  Salomon Brothers/JNL U.S. Government & Quality Bond         557,431         555,113           21,582            6,614
    Fund
  T. Rowe Price/JNL Established Growth Fund                    65,978          64,583                -                -
  T. Rowe Price/JNL Mid-Cap Growth Fund                        52,168          60,936                -                -
  T. Rowe Price/JNL Value Fund                                 52,191          25,501                -                -

NOTE 5.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

NOTE 6.  FEDERAL INCOME TAX MATTERS

At December 31, 2002, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.

                                                Year(s) of
                                     Amount     Expiration
---------------------------------------------- -------------

  AIM/JNL Large Cap Growth Fund    $  1,194        2010
  AIM/JNL Premier Equity II Fund      2,285        2010
  AIM/JNL Small Cap Growth Fund       1,402        2010
  Alger/JNL Growth Fund             129,754     2009-2010
  Alliance Capital/JNL Growth Fund   61,048     2009-2010
  Eagle/JNL Core Equity Fund         37,527     2009-2010
  Eagle/JNL SmallCap Equity Fund     17,725     2009-2010
  Janus/JNL Aggressive Growth Fund  338,396     2009-2010
  Janus/JNL Balanced Fund            11,367     2008-2010
  Janus/JNL Capital Growth Fund     368,797     2009-2010
  Janus/JNL Global Equities Fund    160,850     2009-2010
  Janus/JNL Growth & Income Fund      7,222     2006-2010
  JPMorgan/JNL Enhanced S&P 500
    Stock Index Fund                  7,319     2008-2010
  JPMorgan/JNL International
    Value Fund                        4,071     2009-2010
  Lazard/JNL Mid Cap Value Fund       5,086        2010
  Lazard/JNL Small Cap Value Fund     4,253        2010
  Mellon Capital Management/JNL
     International Index Fund           372        2010
  Mellon Capital Management/JNL
     S&P 400 Mid Cap Index Fund         211        2010
  Mellon Capital Management/JNL
     S&P 500 Index Fund                 602        2010
  Mellon Capital Management/JNL
     Small Cap Index Fund               571        2010
  Oppenheimer/JNL Global Growth
    Fund                              8,994     2009-2010
  Oppenheimer/JNL Growth Fund         4,050     2009-2010
  PPM America/JNL High Yield Bond
    Fund                             53,353     2007-2010
  Putnam/JNL Equity Fund            131,542     2008-2010
  Putnam/JNL International Equity
    Fund                             30,293     2009-2010
  Putnam/JNL Midcap Growth Fund      23,199     2008-2010
  Putnam/JNL Value Equity Fund       46,692     2008-2010
  S&P/JNL Aggressive Growth Fund        578        2009
  S&P/JNL Aggressive Growth Fund I   18,199     2009-2010
  S&P/JNL Aggressive Growth Fund
    II                                  656     2009-2010
  S&P/JNL Conservative Growth Fund       24        2009
  S&P/JNL Conservative Growth
    Fund I                            8,626     2009-2010
  S&P/JNL Conservative Growth
    Fund II                             462     2008-2010
  S&P/JNL Equity Aggressive
    Growth Fund I                     9,423     2009-2010
  S&P/JNL Equity Aggressive
    Growth Fund II                      209        2010
  S&P/JNL Equity Growth Fund I       27,108     2009-2010
  S&P/JNL Equity Growth Fund II       1,034        2010
  S&P/JNL Moderate Growth Fund          195        2009
  S&P/JNL Moderate Growth Fund I     20,295     2009-2010
  S&P/JNL Moderate Growth Fund II     1,690     2009-2010
  S&P/JNL Very Aggressive Growth
    Fund I                           14,968     2009-2010
  S&P/JNL Very Aggressive Growth
    Fund II                             117     2009-2010
  Salomon Brothers/JNL Balanced
    Fund                                 15        2010
  Salomon Brothers/JNL Global
    Bond Fund                         2,017     2007-2010
  Salomon Brothers/JNL High Yield
    Bond Fund                         2,574     2006-2010
  T. Rowe Price/JNL Established
    Growth Fund                      76,458     2009-2010
  T. Rowe Price/JNL Mid-Cap
    Growth Fund                       4,737     2009-2010
  T. Rowe Price/JNL Value Fund        2,303        2010

As of June 30, 2003, the federal tax cost of investments is listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; and the tax deferral of losses on wash sale transactions.


                                                               Gross        Gross        Net Unrealized
                                                Cost of      Unrealized   Unrealized      Appreciation/
                                                Investments  Appreciation Depreciation     Depreciation
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
  AIM/JNL Large Cap Growth Fund                 $   15,784   $    1,438    $   (429)          1,009
  AIM/JNL Premier Equity II Fund                    15,827        1,217      (1,034)            183
  AIM/JNL Small Cap Growth Fund                     18,682        2,940      (1,205)          1,735
  Alger/JNL Growth Fund                            190,495       25,221     (13,603)         11,618
  Alliance Capital/JNL Growth Fund                 114,500        6,046     (15,808)         (9,762)
  Eagle/JNL Core Equity Fund                       177,172       16,412      (9,764)          6,648
  Eagle/JNL SmallCap Equity Fund                    81,181       17,195      (8,153)          9,042
  Janus/JNL Aggressive Growth Fund                 237,208       30,932     (27,983)          2,949
  Janus/JNL Balanced Fund                           88,054        6,107      (2,142)          3,965
  Janus/JNL Capital Growth Fund                    141,238       18,270     (12,098)          6,172
  Janus/JNL Global Equities Fund                   197,232       17,209     (18,029)           (820)
  Janus/JNL Growth & Income Fund                    15,173        1,174      (1,597)           (423)
  JPMorgan/JNL Enhanced S&P 500 Stock Index Fund    50,779        4,373      (3,681)            692
  JPMorgan/JNL International Value Fund              7,288          711        (132)            579
  Lazard/JNL Mid Cap Value Fund                     89,229        9,421      (2,727)          6,694
  Lazard/JNL Small Cap Value Fund                   87,424       11,449      (4,879)          6,570
  Mellon Capital Management/JNL Bond Index Fund     55,874        1,536         (93)          1,443
  Mellon Capital Management/JNL International
    Index Fund                                      45,063        3,214      (4,005)           (791)
  Mellon Capital Management/JNL S&P 400 Mid Cap
    Index Fund                                      29,456        3,263      (1,574)          1,689
  Mellon Capital Management/JNL S&P 500 Index
    Fund                                            91,325        6,578      (5,482)          1,096
  Mellon Capital Management/JNL Small Cap Index
    Fund                                            36,816        3,602      (3,457)            145
  Oppenheimer/JNLGlobal Growth Fund                 65,306        5,906      (6,807)           (901)
  Oppenheimer/JNL Growth Fund                       22,092        2,610        (708)          1,902
  PIMCO/JNL Total Return Bond Fund                 314,741        6,007        (862)          5,145
  PPM America/JNL Balanced Fund                    230,945       25,249     (12,385)         12,864
  PPM America/JNL High Yield Bond Fund          $  201,971       14,101      (1,577)         12,524
  PPM America/JNL Value Fund                        22,834        3,832        (394)          3,438
  Putnam/JNL Equity Fund                           162,188       11,420     (18,630)         (7,210)
  Putnam/JNL International Equity Fund              85,439        6,147     (10,455)         (4,308)
  Putnam/JNL Midcap Growth Fund                     21,969        2,654      (2,717)            (63)
  Putnam/JNL Value Equity Fund                     274,381       23,628     (25,729)         (2,101)
  S&P/JNL Aggressive Growth Fund                    19,032          232      (8,044)         (7,812)
  S&P/JNL Aggressive Growth Fund I                 138,471        4,948     (24,067)        (19,119)
  S&P/JNL Aggressive Growth Fund II                  5,184          178      (1,740)         (1,562)
  S&P/JNL Conservative Growth Fund                  16,769          632      (2,963)         (2,331)
  S&P/JNL Conservative Growth Fund I               311,277       13,122     (27,310)        (14,188)
  S&P/JNL Conservative Growth Fund II               15,128          648      (2,706)         (2,058)
  S&P/JNL Core Index 100 Fund                       22,713        1,401        (466)            935
  S&P/JNL Core Index 50 Fund                         3,418          246        (211)             35
  S&P/JNL Core Index 75 Fund                         5,984          387        (104)            283
  S&P/JNL Equity Aggressive Growth Fund I           50,186        1,713     (13,453)        (11,740)
  S&P/JNL Equity Aggressive Growth Fund II           2,554           46      (1,291)         (1,245)
  S&P/JNL Equity Growth Fund I                     162,690        5,217     (48,318)        (43,101)
  S&P/JNL Equity Growth Fund II                      9,538          220      (4,147)         (3,927)
  S&P/JNL Moderate Growth Fund                      34,331          979      (9,552)         (8,573)
  S&P/JNL Moderate Growth Fund I                   462,283       16,887     (55,561)        (38,674)
  S&P/JNL Moderate Growth Fund II                   20,070          881      (3,813)         (2,932)
  S&P/JNL Very Aggressive Growth Fund I             63,548        1,940     (19,070)        (17,130)
  S&P/JNL Very Aggressive Growth Fund II             3,629           43      (1,677)         (1,634)
  Salomon Brothers/JNL Balanced Fund                19,622        1,064      (2,004)           (940)
  Salomon Brothers/JNL Global Bond Fund            190,674        8,865      (2,940)          5,925
  Salomon Brothers/JNL High Yield Bond Fund         23,203        1,719      (1,873)           (154)
  Salomon Brothers/JNL U.S. Government &
    Quality Bond Fund                              385,477       12,829        (178)         12,651
  T. Rowe Price/JNL Established Growth Fund        366,808       40,702     (38,924)          1,778
  T. Rowe Price/JNL Mid-Cap Growth Fund            254,775       63,879     (25,120)         38,759
  T. Rowe Price/JNL Value Fund                     286,278       21,320     (38,527)        (17,207)




                                            TRUSTEES OF JNL SERIES TRUST
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------
                                                                                         Number of
                                                                                     Portfolios in the          Other
 Trustee (age) & Address        Current                                                 Fund Complex        Trusteeships
                             Position with     Length of     Principal Occupation     Overseen by the        held by the
                               the Trust      Time Served    for the past 5 years         Manager              Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------
Andrew B. Hopping* (44)     Trustee and         8/96 to      Executive Vice                  77           None
1 Corporate Way             Chairman of         present      President, Chief
Lansing, MI 48951           the Board of                     Financial Officer
                            Trustees                         and Treasurer of
                                                             Jackson National
                                                             Life Insurance
                                                             Company; Trustee or
                                                             Manager, and
                                                             Chairman of each
                                                             other investment
                                                             company in the Fund
                                                             Complex.
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------
Robert A. Fritts* (54)      Trustee,            8/97 to      Vice President and              77           None
1 Corporate Way             President and       present      Controller of Jackson
Lansing, MI 48951           Chief                            National Life
                            Executive                        Insurance Company;
                            Officer                          Trustee or Manager,
                                                             and (since 12/02)
                                                             President and Chief
                                                             Executive Officer,
                                                             of each other
                                                             investment company
                                                             in the Fund
                                                             Complex.
----------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------
Joseph Frauenheim (69)      Trustee             12/94 to     Consultant (Banking)            57                 None
1 Corporate Way                                 present
Lansing, MI 48951
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------
Richard McLellan (61)       Trustee             12/94 to     Partner, Dykema                 57                 None
1 Corporate Way                                 present      Gossett PLLC (law
Lansing, MI 48951                                            firm)
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------
Dominic D'Annunzio (65)     Trustee             2/02 to      Acting Commissioner             77                 None
1 Corporate Way                                 present      of Insurance for the
Lansing, MI 48951                                            State of Michigan
                                                             (1/90 to 5/90) (8/97
                                                             to 5/98),
                                                             Deputy Commissioner
                                                             of the Office of
                                                             Financial Analysis
                                                             and Examinations
                                                             (4/89 to 8/97)
--------------------------- ---------------- --------------- ---------------------- --------------------- ------------------

* Messrs. Hopping and Fritts are "interested persons" of the Trust due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling (800) 766-4683.

                          TRUSTEES OF JNL SERIES TRUST

Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such.


                                       PENSION OR RETIREMENT
                          AGGREGATE     BENEFITS ACCRUED AS     ESTIMATED
                        COMPENSATION          PART OF        ANNUAL BENEFITS   TOTAL COMPENSATION
           TRUSTEE       FROM TRUST        TRUST EXPENSES    UPON RETIREMENT       FROM TRUST

Joseph Frauenheim          $8,750                $0                 $0              $8,750
Richard McLellan           $15,000               $0                 $0              $15,000
Dominic D'Annunzio         $15,000               $0                 $0              $15,000


Item 2. Code of Ethics

Not applicable to semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures.

        In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 27, 2003, and have concluded that our disclosure controls and procedures are effective.

        There was not change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 10. Exhibits

        a. (1)  Code of Ethics - to be filed with the annual filing.
           (2) The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.

        b. The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of September 2003.

                  JNL SERIES TRUST
                  (Registrant)

             By:  /s/ Robert A. Fritts
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

             By:  /s/ Mark D. Nerud
                  --------------------------------------------------
                  Mark D. Nerud
                  Chief Financial Officer

     Pursuant to the requirements of the Securities Act, this Report has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts                                           September 8, 2003
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Mark D. Nerud                                              September 8, 2003
-----------------------                                        ----------------
Mark D. Nerud
Chief Financial Officer